GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.6%
Alabama - 1.6%
Alabama Economic Settlement Authority RB for BP Exploration &
Production, Inc. Series 2016 A (A1/A-)
$ 5,000,000 4.000%
09/15/2033
$ 5,038,657
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA+)
9,500,000 5.000
11/15/2046
9,603,982
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
22,955,000 4.000
(a)(b)
12/01/2049
22,967,460
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
6,500,000 5.250
(a)(b)
07/01/2054
6,953,637
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
4,150,000 5.750
(a)(b)
04/01/2054
4,559,816
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
1,500,000 5.000
11/15/2029
1,589,769
1,500,000 5.000
11/15/2035
1,603,398
1,000,000 5.000
11/15/2036
1,065,737
325,000 5.000
11/15/2037
344,958
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
4,920,000 5.750
10/01/2049
5,118,034
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2025
1,009,840
Independent Development Board City of Prattville International
Paper Company Project Environmental Improvement Revenue
Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
225,000 2.000
(a)(b)
11/01/2033
223,369
Industrial Development Board City of Prattville International Paper
Company Project Recovery Zone Facility Revenue Refunding
Bonds Series 2019C (Baa2/BBB) (PUTABLE)
225,000 2.000
(a)(b)
11/01/2033
223,369
Industrial Development Board City of Selma International Paper
Company Project Gulf Opportunity Zone Revenue Refunding
Bonds Series 2019A (Baa2/BBB) (PUTABLE)
1,750,000 2.000
(a)(b)
11/01/2033
1,737,317
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
2,000,000 5.250
10/01/2040
2,217,573
2,000,000 5.250
10/01/2041
2,211,211
2,500,000 5.250
10/01/2044
2,735,441
10,130,000 5.250
10/01/2049
10,834,862
10,705,000 5.500
10/01/2053
11,585,049
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
200,000 3.875
11/01/2027
187,595
500,000 4.250
11/01/2032
446,388
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
20,000,000 5.000
(a)(b)
06/01/2049
21,082,376
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
6,000,000 5.500
(a)(b)
01/01/2053
6,430,426
The Board of Trustees of The University of Alabama General RB,
The University of Alabama, Series 2014-B (Aa2/AA)
6,500,000 4.000
(c)
07/01/2024
6,500,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
$ 3,350,000 5.500%
10/01/2049
$ 3,539,113
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
4,175,000 5.500
10/01/2049
4,420,706
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
8,540,000 3.650
06/01/2028
8,491,487
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB Am Ns Calvert LLC Project Series 2024A
(Baa3/BBB-)
12,650,000 5.000
06/01/2054
12,858,017
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
3,470,000 3.780
(a)(b)
06/01/2034
3,473,699
Water Works Board of The City of Birmingham Senior Water RB
Refunding Series 2016-B (Aa3/NR)
1,250,000 5.000
(c)
01/01/2027
1,304,368
160,357,654
Alaska - 0.0%
Northern Tobacco Securitization Corp. Tobacco Settlement Asset
Back Bonds Series 2021 (NR/A)
1,750,000 5.000
06/01/2031
1,895,435
a a
American Samoa - 0.0%
American Samoa Economic Development Authority RB Refunding
Series 2021 B (Ba3/NR)
1,125,000 2.470
(d)
09/01/2024
1,117,532
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,500,000 3.720
(d)
09/01/2027
1,382,016
2,499,548
Arizona - 1.4%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
31,455,000 4.520
(b)(e)
01/01/2037
30,737,911
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
515,000 4.500
(d)
07/01/2033
523,297
250,000 5.250
(d)
07/01/2043
254,688
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
8,000,000 6.500
(d)
11/01/2053
8,237,347
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
425,000 3.375
07/01/2041
366,350
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Obligated Group Series 2019 A (NR/A)
1,400,000 5.000
11/01/2044
1,442,198
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
570,000 5.000
01/01/2043
379,831

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC) – (continued)
$ 3,250,000 4.500%
01/01/2049
$ 1,865,882
2,095,000 5.000
01/01/2054
1,276,015
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/D)
1,565,000 5.000
01/01/2037
890,734
1,105,000 5.000
01/01/2038
606,300
300,000 5.000
01/01/2043
148,810
2,125,000 5.000
01/01/2049
1,026,018
600,000 5.125
01/01/2054
282,495
Arizona Industrial Development Authority RB for Kipp New York,
Inc. Macombs Facility Series 2021 A (NR/BBB-)
1,065,000 4.000
07/01/2051
948,156
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Caa3/NR)
365,000 5.000 *
05/01/2024
200,750
300,000 5.000 *
05/01/2029
165,000
650,000 5.000 *
05/01/2031
357,500
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
480,000 3.000
(d)
12/15/2031
437,905
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2005 (NON-AMT) (A3/A-)
3,350,000 3.800
(a)(b)
12/01/2035
3,365,715
City of Glendale, Arizona Subordinate Excise Tax RR Obligations,
Series 2017 (A1/AA+)
2,505,000 5.000
07/01/2029
2,630,331
City of Mesa, Arizona Utility Systems RR Bonds, Series 2021
(Aa2/AA-)
1,400,000 4.000
07/01/2035
1,452,839
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,375,000 3.000
07/01/2049
1,058,847
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,290,000 3.250
07/01/2049
1,831,938
City of Phoenix Civic Improvement Corporation RB for Rental Car
Facility Charge Series 2019 A (A3/A)
2,225,000 5.000
07/01/2045
2,310,880
City of Phoenix Civic Improvement Corporation Water System RB
Refunding Junior Lien Series 2016 (Aa2/AAA)
7,000,000 5.000
07/01/2030
7,230,331
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
2,225,000 4.125
(a)(b)
09/01/2032
2,209,943
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
550,000 3.000
(d)
07/01/2031
517,934
1,050,000 4.000
(d)
07/01/2041
962,299
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
900,000 2.100
(d)
07/01/2026
869,098
3,225,000 2.625
(d)
07/01/2031
2,939,167
3,225,000 3.500
(d)
07/01/2044
2,655,606
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
$ 2,500,000 6.750%
(d)
11/15/2042
$ 2,715,374
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022B-3 (NR/NR)
4,500,000 5.125
(d)
11/15/2029
4,546,228
Entertainment Center Community Facilities District RB Series
2017 (NR/NR)
4,544,000 4.000
07/01/2037
4,523,480
Equitable National Charter School Revolving Loan Fund RB for
Arizona IDA Series 2019A (NR/A)
1,055,000 5.000
11/01/2024
1,058,508
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
395,000 3.500
07/01/2029
360,896
376,000 4.100
07/01/2034
345,758
1,096,000 4.750
07/01/2043
980,148
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
535,000 4.000
05/15/2031
513,806
900,000 5.000
05/15/2041
873,984
Glendale Industrial Development Authority RB Refunding for Sun
Health Services Obligated Group Series 2019 A (NR/NR)
5,140,000 5.000
11/15/2042
5,152,987
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
380,000 4.000
02/15/2041
340,223
295,000 4.000
02/15/2046
253,616
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
3,300,000 3.875
(a)(b)
01/01/2038
3,319,293
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
300,000 4.000
(d)
07/01/2030
297,129
600,000 5.000
(d)
07/01/2040
605,544
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
950,000 4.000
(d)
07/01/2051
777,266
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
200,000 5.000
(d)
10/01/2026
198,672
400,000 5.125
(d)
10/01/2030
399,820
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
200,000 4.000
07/01/2025
199,308
200,000 4.000
07/01/2026
199,952
200,000 4.000
07/01/2027
200,113
325,000 4.000
07/01/2028
325,348
250,000 4.000
07/01/2029
250,582
500,000 4.000
07/01/2034
496,983
700,000 5.000
07/01/2039
724,392

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
$ 315,000 4.750%
(d)
05/01/2030
$ 315,295
225,000 5.500
(d)
05/01/2040
225,507
Salt River Agricultural Improvement and Power District Project
Electric System RB Series 2023B (Aa1/AA+)
8,100,000 5.250
01/01/2053
8,954,546
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
9,130,000 5.000
12/01/2037
9,943,610
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (A3/A-)
2,850,000 4.000
(a)(b)
06/01/2049
2,867,914
132,148,397
Arkansas - 0.3%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
2,000,000 5.450
09/01/2052
2,056,709
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,790,000 5.000
12/01/2047
5,991,405
4,630,000 3.200
12/01/2049
3,622,141
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
315,000 3.000
07/01/2032
267,263
310,000 3.125
07/01/2036
246,927
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
4,700,000 3.500
07/01/2038
3,640,596
Batesville Public Facilities Board RB Refunding for White River
Health System Obligated Group Series 2020 (NR/BBB-)
1,380,000 5.000
06/01/2025
1,387,285
1,545,000 5.000
06/01/2026
1,547,200
1,815,000 5.000
06/01/2027
1,818,468
Rogers School District No. 30 of Benton County Arkansas
Construction Bonds Arkansas School District Intercept
Program (ST AID WITHHLDG) (Aa2/NR)
4,050,000 4.000
02/01/2034
4,128,441
3,280,000 4.000
02/01/2037
3,339,056
28,045,491
California - 8.4%
Airport Commission of The City and County of San Francisco San
Francisco International Airport Series 2016B (A1/A+)
7,000,000 5.000
05/01/2046
7,063,479
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
12,500,000 5.750
05/01/2048
13,957,181
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
1,000,000 0.000
(f)
08/01/2037
624,946
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
670,000 4.000
09/01/2024
669,596
Atwater Wastewater RB Refunding Series 2017 A (AGM) (NR/AA)
1,000,000 5.000
05/01/2040
1,037,414
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
$ 12,750,000 4.180%
(b)(e)
04/01/2056
$ 12,552,636
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
8,450,000 4.290
(b)(e)
04/01/2056
8,286,285
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
210,000 4.000
09/01/2024
209,905
220,000 4.000
09/01/2025
220,122
275,000 4.000
09/01/2031
273,526
290,000 4.000
09/01/2032
288,426
300,000 5.000
09/01/2033
310,076
215,000 5.000
09/01/2034
222,198
330,000 5.000
09/01/2035
340,945
345,000 3.000
09/01/2036
311,412
360,000 3.000
09/01/2037
321,005
370,000 3.000
09/01/2038
321,512
380,000 3.000
09/01/2039
324,496
1,160,000 5.000
09/01/2044
1,183,377
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series A (NON-AMT) (AGM) (A1/AA)
4,000,000 4.000
07/01/2054
3,927,099
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,125,000 4.375
07/01/2049
5,061,097
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
8,075,000 5.250
07/01/2049
8,721,671
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
8,010,000 5.000
(a)(b)
02/01/2054
8,489,241
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
16,990,000 4.000
(a)(b)
05/01/2053
17,097,742
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
270,000 5.000
06/01/2050
271,018
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
950,000 4.000
06/01/2049
879,243
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
525,000 5.000
06/01/2049
535,365
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
2,375,000 0.000
(f)
06/01/2055
506,655
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
455,000 5.000
06/01/2049
463,373
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
12,130,000 0.000
(f)
06/01/2055
2,199,311

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
$ 45,220,000 0.000%
(f)
06/01/2055
$ 5,773,608
California Educational Facilities Authority RB for Stanford
University Series 2010 U-1 (Aaa/AAA)
5,000,000 5.250
04/01/2040
6,229,702
California Educational Facilities Authority RB for Stanford
University Series 2014 U-6 (Aaa/AAA)
3,500,000 5.000
05/01/2045
4,215,218
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
589,741
600,000 5.000
08/01/2045
612,687
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
650,000 5.000
01/15/2039
699,316
1,000,000 5.000
01/15/2045
1,044,976
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
10,700,000 5.000
12/01/2028
11,394,120
3,100,000 5.250
12/01/2040
3,460,070
1,720,000 5.250
12/01/2041
1,910,963
3,000,000 5.250
12/01/2042
3,319,069
1,095,000 5.250
12/01/2043
1,205,708
2,750,000 5.250
12/01/2044
3,012,528
California Health Facilities Financing Authority RB for Children’s
Hospital at Los Angeles Series 2017 A (Baa2/BBB)
5,800,000 5.000
08/15/2047
5,901,561
California Health Facilities Financing Authority RB for El Camino
Hospital Series 2017 (Aa3/AA)
500,000 5.000
02/01/2042
517,362
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital at Stanford 2016 Series B
(A1/A+)
10,760,000 5.000
08/15/2055
10,928,984
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
375,000 5.000
11/15/2028
395,755
350,000 5.000
11/15/2029
369,086
565,000 5.000
11/15/2030
595,654
1,010,000 5.000
11/15/2042
1,048,411
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
7,970,000 5.000
10/01/2044
7,971,281
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital At Stanford 2022
Series A Forward Delivery (A1/NR)
5,300,000 4.000
05/15/2046
5,312,820
2,250,000 4.000
05/15/2051
2,241,670
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A (Aaa/NR)
11,810,000 3.950
(a)(b)(d)
01/01/2050
11,812,402
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
11,690,000 3.250
08/01/2029
11,466,014
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
$ 4,500,000 1.200%
(a)(b)
12/01/2050
$ 3,966,326
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
570,000 4.000
05/01/2039
574,200
California Infrastructure & Economic Development Bank RB
Series B (A3/A-)
4,315,000 4.000
05/01/2039
4,346,797
1,460,000 4.000
05/01/2040
1,460,513
California Municipal Finance Authority RB for California Lutheran
University Series 2018 (Baa1/NR)
240,000 5.000
10/01/2033
251,131
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
1,300,000 5.000
02/01/2034
1,328,133
1,150,000 5.000
02/01/2035
1,174,904
325,000 5.000
02/01/2042
328,802
1,575,000 5.000
02/01/2047
1,584,745
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
630,000 4.000
07/01/2031
617,486
1,830,000 4.000
07/01/2041
1,653,359
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
175,000 5.000
10/01/2025
177,020
350,000 5.000
10/01/2027
363,575
225,000 5.000
10/01/2029
236,378
125,000 5.000
10/01/2030
131,282
225,000 5.000
10/01/2031
236,010
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
430,000 5.000
(d)
10/01/2034
442,478
1,125,000 5.000
(d)
10/01/2039
1,130,849
1,035,000 5.000
(d)
10/01/2049
1,011,691
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
4,225,000 5.000
07/01/2047
4,243,437
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
800,000 5.000
12/31/2024
802,114
2,570,000 5.000
12/31/2026
2,613,715
2,005,000 5.000
06/30/2027
2,047,987
3,005,000 5.000
12/31/2027
3,081,375
12,225,000 5.000
12/31/2043
12,413,183
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
3,500,000 4.000
12/31/2047
3,162,219
California Municipal Finance Authority Senior Living RB for Mt.
San Antonio Gardens Project Series 2022B-1 (NR/NR)
330,000 2.750
11/15/2027
329,256
California Municipal Finance Authority Solid Waste Disposal
RB for Republic Services, Inc. Project Series 2024A
(NR/BBB+/A-2)
6,750,000 3.875
(a)(b)
03/01/2054
6,848,411
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
5,100,000 4.000
07/15/2029
5,094,717

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
$ 400,000 5.000%
06/01/2035
$ 403,519
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,625,000 3.700
(a)(b)
08/01/2040
1,606,085
California Pollution Control Financing Authority RB Refunding for
Waste Management, Inc. Series 2015 B-1 (NR/A-/A-2)
4,130,000 3.000
11/01/2025
4,074,123
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
8,320,001 7.500
(d)(g)
*
12/01/2040
998,400
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
4,205,000 4.300
07/01/2040
4,185,742
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
19,840,000 5.000
(d)
07/01/2037
19,912,852
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,725,000 5.000
(d)
07/01/2034
3,042,701
420,000 5.000
(d)
07/01/2035
465,543
2,605,000 5.000
(d)
07/01/2036
2,870,617
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
1,440,000 5.000
(d)
11/21/2045
1,443,238
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
445,000 5.000
(d)
07/01/2024
445,000
1,330,000 5.000
(d)
07/01/2029
1,403,198
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,055,000 5.000
(d)
06/15/2040
1,057,270
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
760,000 6.250
(d)
04/01/2052
776,808
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
1,000,000 5.000
(d)
10/01/2042
1,019,336
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
450,000 4.000
(d)
10/01/2046
395,151
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,000,000 5.000
(d)
07/01/2039
2,089,880
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
950,000 5.250
(d)
07/01/2052
969,651
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
$ 1,000,000 6.250%
(d)
06/01/2042
$ 1,049,403
California School Finance Authority Charter School RB Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
545,000 5.000
(d)
06/01/2033
558,097
California School Finance Authority Charter School Refunding RB
Partnerships To Uplift Communities Project Series 2023 Social
Bonds (NR/BB+)
715,000 5.000
(d)
08/01/2033
749,406
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
650,000 5.000
(d)
06/01/2054
656,405
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
170,000 3.000
(d)
10/01/2030
158,086
500,000 5.000
(d)
10/01/2040
507,592
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
290,000 2.000
(d)
10/01/2025
280,360
435,000 3.000
(d)
10/01/2031
399,760
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
1,280,000 4.000
(d)
07/01/2030
1,275,138
1,350,000 5.000
(d)
07/01/2040
1,360,835
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
435,000 5.000
(d)
06/01/2041
428,154
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 B (NR/NR)
300,000 4.875
(d)
06/01/2027
284,925
California School Finance Authority RB Refunding Series 2016
(NR/BBB)
4,450,000 5.000
(d)
08/01/2046
4,461,164
California School Finance Authority School Facility Refunding RB
Value Schools, Series 2023A (ST INTERCEPT) (NR/BBB-)
930,000 5.000
(d)
07/01/2033
967,314
California State Various Purpose GO Bonds Series 2017 (Aa2/AA-)
1,250,000 5.000
08/01/2046
1,280,576
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
125,000 5.000
09/01/2030
126,683
130,000 5.000
09/01/2037
131,593
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
1,375,000 7.250
(d)
09/01/2050
1,421,847
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
405,000 5.000
09/01/2049
415,802
500,000 5.000
09/01/2054
510,042

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
$ 625,000 4.000%
09/01/2041
$ 600,128
530,000 4.000
09/01/2051
478,375
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
925,515
595,000 5.000
09/02/2039
620,736
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
2,630,000 5.000
09/02/2033
2,734,013
2,370,000 5.000
09/02/2038
2,449,019
350,000 5.000
09/02/2043
357,963
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 A (NR/NR)
3,313,000 5.000
09/02/2029
3,418,127
California Statewide Communities Development Authority
Infrastructure Programme Special Assessment Bonds Series
2019 B (NR/A-)
670,000 4.000
09/02/2024
669,867
1,500,000 5.000
09/02/2034
1,599,663
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
3,150,000 4.500
11/01/2033
3,327,859
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
550,000 3.000
(d)
06/01/2029
522,353
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
2,975,000 5.250
12/01/2044
2,983,519
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
309,041
315,000 5.000
08/01/2030
324,756
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
300,000 5.000
(d)
07/01/2024
300,000
900,000 5.000
(d)
07/01/2029
923,602
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
150,000 5.000
04/01/2030
154,933
70,000 5.000
04/01/2031
72,328
385,000 4.000
04/01/2032
387,743
455,000 4.000
04/01/2034
457,987
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2021 A (NR/A-)
3,235,000 3.000
04/01/2037
2,901,605
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
$ 10,135,000 5.500%
12/01/2054
$ 10,164,896
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 B (NR/BB)
7,000,000 6.000
12/01/2024
6,964,262
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2016 A (NR/BB)
1,725,000 5.000
(d)
12/01/2031
1,755,084
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,455,000 4.000
09/02/2028
1,435,440
1,250,000 5.000
09/02/2040
1,298,839
California Statewide Communities Development Authority Special
Assessment for Statewide Community Infrastructure Program
Series 2019 C (NR/NR)
355,000 4.000
09/02/2024
354,699
1,015,000 4.000
09/02/2029
1,018,386
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
450,000 5.125
09/01/2042
472,644
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,785,000 5.000
09/02/2048
1,813,113
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
1,040,000 5.000
09/02/2048
1,060,730
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
8,925,000 5.000
05/15/2042
9,083,167
6,550,000 5.000
05/15/2047
6,624,182
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
1,175,000 5.000
05/15/2040
1,191,220
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
3,990,000 1.750
09/01/2029
3,496,868
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
22,510,000 0.000
(f)
06/01/2046
3,763,303
CFD No. 2016-1 of The Root Creek Water District Improvement
Area No. 2 Series 2023 Special Tax Bonds (NR/NR)
1,000,000 5.000
09/01/2048
1,031,161
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
250,000 4.000
09/01/2028
248,424
165,000 3.000
09/01/2037
140,161
170,000 3.000
09/01/2038
140,437
175,000 3.000
09/01/2039
141,199
180,000 3.000
09/01/2040
142,225

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR) – (continued)
$ 620,000 3.125%
09/01/2044
$ 476,239
Citrus Community College District GO Bonds Capital Appreciation
for Election of 2004 Series 2009 C (Aa1/AA)
3,500,000 0.000
(f)
06/01/2034
2,466,569
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2020 (NR/NR)
600,000 4.000
09/01/2042
560,573
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
875,000 4.000
09/01/2041
823,968
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
100,000 4.000
(d)
09/01/2026
99,341
150,000 4.000
(d)
09/01/2031
147,731
700,000 4.000
(d)
09/01/2036
673,214
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
575,000 5.000
09/01/2048
582,305
City of Beaumont CFD No. 2016-3 Sundance 2023 Special Tax
Bonds (NR/NR)
745,000 5.000
09/01/2048
768,215
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,125,000 4.000
09/01/2029
1,127,603
1,275,000 4.000
09/01/2032
1,277,838
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,000,000 5.250
09/01/2042
2,117,646
2,000,000 5.375
09/01/2047
2,101,354
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
225,000 4.000
09/01/2025
224,947
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
940,000 5.000
09/01/2035
992,643
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
3,000,000 5.000
05/15/2026
3,078,493
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,000,000 4.000
05/15/2049
3,777,754
City of Los Angeles Department of Airports International Airport
Subordinate RB 2019 Series F (AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2039
1,045,191
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
750,000 5.000
05/15/2025
758,798
5,000,000 5.000
05/15/2035
5,545,909
2,350,000 5.000
05/15/2036
2,599,222
1,250,000 5.000
05/15/2037
1,378,094
1,255,000 5.000
05/15/2038
1,375,830
5,500,000 5.250
05/15/2048
5,907,489
City of Los Angeles Department of Airports International Airport
Subordinate Refunding RB 2023 Series A (AMT) (Aa3/AA-)
1,500,000 5.000
05/15/2026
1,539,246
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Los Angeles, LAX Subordinate RB 2022 Series A
(Aa3/AA-)
$ 9,155,000 4.000%
05/15/2038
$ 9,163,485
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
625,000 4.125
09/02/2038
626,629
725,000 5.000
09/02/2043
767,858
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
250,000 4.000
09/01/2026
248,965
150,000 3.000
09/01/2038
120,998
160,000 3.000
09/01/2039
125,924
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,325,000 5.000
04/01/2027
958,336
1,000,000 5.000
04/01/2029
722,963
1,250,000 5.000
04/01/2030
905,211
1,500,000 5.000
04/01/2031
1,088,501
City of Palm Desert Community Facilities District No. 2005-1
Special Tax Refunding Bonds Series 2021 A (NR/NR)
165,000 4.000
09/01/2030
162,823
190,000 4.000
09/01/2033
185,989
225,000 4.000
09/01/2036
218,455
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
570,000 4.000
09/02/2026
566,709
800,000 4.000
09/02/2031
787,405
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
1,280,000 4.000
09/01/2029
1,281,831
500,000 4.000
09/01/2030
499,043
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
135,000 5.000
09/01/2031
137,621
245,000 5.000
09/01/2032
249,751
225,000 5.000
09/01/2033
229,358
145,000 5.000
09/01/2034
147,809
150,000 5.000
09/01/2035
152,877
680,000 5.000
09/01/2036
692,708
270,000 5.000
09/01/2037
274,886
245,000 5.000
09/01/2038
249,127
485,000 5.000
09/01/2039
492,818
City of Roseville CA ST Series 2019 (NR/NR)
80,000 4.000
09/01/2024
79,946
150,000 4.000
09/01/2025
149,795
275,000 5.000
09/01/2026
283,466
210,000 5.000
09/01/2027
219,173
160,000 5.000
09/01/2028
168,049
170,000 5.000
09/01/2029
178,273
110,000 5.000
09/01/2030
115,216
City of Roseville Creekview Community Facilities District No.
1 Improvement Area No. 2 Special Tax Bonds Series 2023
(NR/NR)
575,000 5.000
09/01/2038
608,953
City of Roseville Special Tax for SVSP Westpark-Federico
Community Facilities District No. 1 Series 2019 (NR/NR)
325,000 3.000
09/01/2029
303,275
815,000 5.000
09/01/2034
852,288
445,000 5.000
09/01/2039
457,759

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
$ 70,000 4.000%
09/01/2024
$ 69,942
95,000 4.000
09/01/2026
94,821
65,000 5.000
09/01/2030
68,574
190,000 4.000
09/01/2032
187,411
225,000 4.000
09/01/2034
221,488
265,000 4.000
09/01/2036
259,256
305,000 4.000
09/01/2038
289,763
330,000 4.000
09/01/2040
304,316
City of Roseville, California Creekview Community Facilities
District No. 1 Improvement Area No. 2 Special Tax Bonds
Series 2023 (NR/NR)
500,000 5.000
09/01/2043
518,792
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
440,000 4.000
(d)
09/01/2028
441,663
City of San Francisco Airport Commission International Airport
RB Series 2022A (A1/NR)
2,525,000 5.000
05/01/2052
2,629,365
City of San Francisco Airport Commission International Airport
Revenue Refunding Bonds Series 2023A (A1/NR)
12,400,000 5.000
05/01/2038
13,553,508
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
4,650,000 5.000
05/01/2048
4,842,242
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
26,310,000 5.000
05/01/2049
26,853,246
City of Santa Paula Special Tax for Harvest Community Facilities
District No. 1 Series 2020 (NR/NR)
600,000 5.000
09/01/2035
632,930
1,000,000 5.000
09/01/2040
1,039,057
City of Stockton Community Facilities District No. 2005-1 Special
Tax Bonds Series 2019 (NR/NR)
320,000 2.000
09/01/2024
317,983
330,000 2.250
09/01/2026
311,333
350,000 2.375
09/01/2028
318,579
380,000 2.750
09/01/2031
340,768
405,000 3.000
09/01/2033
362,384
415,000 3.000
09/01/2034
368,995
270,000 3.000
09/01/2035
238,452
900,000 3.125
09/01/2037
786,085
740,000 3.125
09/01/2039
618,670
810,000 3.250
09/01/2041
667,160
City of Upland Community Facilities District No. 2015-1 Special
Tax Improvement Area No.1 Series 2019 B (NR/NR)
95,000 3.125
09/01/2037
84,899
700,000 3.250
09/01/2041
585,763
585,000 3.500
09/01/2049
473,035
Commerce Community Development Commission Successor
Agency Tax Allocation Refunding Series 2016 A
(AGM) (NR/AA)
275,000 3.125
08/01/2035
252,397
Community Facilities District of the Menifee Union School District
Improvement Area Special Tax Bonds (NR/NR)
850,000 5.000
09/01/2042
885,546
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
$ 450,000 5.000%
09/01/2034
$ 468,687
725,000 5.000
09/01/2039
745,169
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
2,250,000 5.000
09/01/2047
2,307,178
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,745,000 5.000
07/01/2039
1,796,580
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
4,000,000 5.250
05/15/2048
4,128,444
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
5,815,000 5.000
05/15/2031
6,140,016
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
1,000,000 5.000
09/01/2027
1,019,908
6,680,000 5.000
09/01/2047
6,780,705
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
390,000 3.125
09/01/2044
297,631
1,610,000 3.125
09/01/2049
1,163,861
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
3,255,000 4.000
01/15/2046
3,165,183
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
400,000 5.000
09/01/2049
410,669
360,000 5.000
09/01/2053
367,741
Folsom Ranch Financing Authority Special Tax for City of Folsom
Community Facilities District No. 21 Series 2021 (NR/NR)
415,000 4.000
09/01/2046
369,661
500,000 4.000
09/01/2050
433,573
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
1,300,000 3.950
01/15/2053
1,209,977
Golden St Tobacco Securitization Corp Calif Tob Settlement
Revenue Enhanced Tobacco Settlement Asset Backed Bonds
2015A (AGM-CR ST APPROP) (Aa3/AA)
1,150,000 5.000
(c)
06/01/2025
1,169,757
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
11,755,000 3.850
06/01/2050
11,024,736
Golden State Tobacco Securitization Corp. California Tobacco
Settlement RB Asset-Backed Bonds Series 2018 A-1 (NR/NR)
20,000,000 5.000
(c)
06/01/2028
21,508,812
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
10,000,000 5.000
(c)
06/01/2025
10,171,799
Hayward Unified School District Election of 2014 GO Bonds
Series 2017 (AGM) (NR/AA)
8,000,000 4.000
08/01/2042
8,004,174

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Improvement Area B of The City of Fillmore CFD No. 5,
California Heritage Valley Parks Special Tax Bonds, 2023
Series (NR/NR)
$ 2,370,000 5.000%
09/01/2048
$ 2,420,701
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AGM) (NR/AA)
665,000 4.000
(d)
06/01/2036
678,791
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
770,000 3.678
06/01/2038
724,865
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
3,280,000 5.000
03/01/2057
3,328,028
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 D (NR/NR)
180,000 4.000
09/01/2025
180,039
175,000 4.000
09/01/2026
175,029
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2019 A (NR/NR)
350,000 5.000
09/01/2030
375,550
355,000 5.000
09/01/2032
380,678
360,000 5.000
09/01/2034
386,015
455,000 5.000
09/01/2036
486,554
Lammersville Joint Unified School District Improvement
Community Facilities District No. 2014-1 Special Tax Bonds
Series 2019 (NR/NR)
775,000 5.000
09/01/2043
794,995
2,500,000 5.000
09/01/2048
2,546,947
Lammersville Joint Unified School District No. 2002 Special
Tax Refunding for Community Facilities Series 2017
(AGM) (NR/AA)
3,000,000 3.500
09/01/2035
2,890,393
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,300,000 3.000
08/01/2046
2,717,310
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
1,825,000 3.000
12/01/2050
1,437,073
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
2,335,000 5.000
05/15/2034
2,437,097
Los Angeles Department of Airports Subordinated RB Series 2018
C (Aa3/AA-)
1,000,000 5.000
05/15/2035
1,036,517
Los Angeles Unified School District 2014 GO Refunding Bonds
Series C (Aa2/AA-)
4,520,000 5.000
07/01/2027
4,524,680
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
3,500,000 5.000
07/01/2026
3,629,423
7,000,000 5.000
07/01/2027
7,395,901
Menifee Union School District Riverside County GO Bonds
Capital Appreciation for Election of 2008 Series 2009 C
(AGC) (Aa2/AA)
2,000,000 0.000
(f)
08/01/2037
1,238,701
4,500,000 0.000
(f)
08/01/2038
2,648,656
4,500,000 0.000
(f)
08/01/2039
2,516,222
Merced City School District GO Bonds Capital Appreciation for
Election of 2003 Series 2005 (NATL) (NR/AA-)
1,205,000 0.000
(f)
08/01/2026
1,122,093
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
$ 2,510,000 0.000%
(f)
08/01/2035
$ 1,684,421
Mountain View Whisman School District
2,000,000 4.000
(c)
09/01/2026
2,045,540
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
1,750,000 6.500
11/01/2039
2,217,629
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
2,875,000 6.125
11/01/2029
3,031,754
2,000,000 6.500
11/01/2039
2,534,433
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.750
08/01/2035
5,129,042
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
3,380,000 4.448
(e)
07/01/2027
3,383,390
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
2,150,000 0.000
(f)
08/01/2031
1,620,156
4,150,000 0.000
(f)
08/01/2032
2,993,105
3,550,000 0.000
(f)
08/01/2033
2,447,870
6,450,000 7.000
08/01/2038
7,358,148
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
320,000 4.000
09/01/2024
319,796
1,490,000 4.000
09/01/2026
1,489,943
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
3,250,000 4.000
08/01/2052
3,232,186
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
1,970,000 5.000
09/01/2042
2,052,384
River Islands Public Financing Authority Community Facilities
District No. 2021-1 Special Tax Series 2021 (NR/NR)
875,000 4.000
09/01/2041
816,010
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
195,000 4.000
09/01/2027
194,541
205,000 4.000
09/01/2028
204,562
210,000 4.000
09/01/2029
209,327
220,000 4.000
09/01/2030
218,867
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
750,000 5.000
09/01/2025
761,965
1,075,000 5.000
09/01/2026
1,108,093
1,000,000 5.000
09/01/2027
1,043,680
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2019 (NR/NR)
100,000 5.000
09/01/2031
104,591
185,000 5.000
09/01/2032
193,653
165,000 5.000
09/01/2033
172,387
175,000 4.000
09/01/2034
173,987
150,000 4.000
09/01/2035
148,576
125,000 3.000
09/01/2036
108,394
470,000 5.000
09/01/2039
485,891

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Roseville California Community Facilities District No. 5
Special Tax for Fiddyment Ranch Project Series 2019
(NR/NR) – (continued)
$ 250,000 3.250%
09/01/2041
$ 203,875
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
850,000 2.500
09/01/2037
668,705
725,000 4.000
09/01/2041
681,887
1,000,000 4.000
09/01/2050
877,854
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
21,625,000 4.307
(e)
06/01/2034
20,776,749
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
2,850,000 4.000
07/01/2039
2,805,847
4,620,000 5.000
07/01/2046
4,826,273
San Diego Unified School District 2012 GO Refunding Bonds
Series R-2 (Aa2/AA-)
4,700,000 0.000
(h)
07/01/2041
4,585,842
San Diego Unified School District GO Bonds for Election of 2008
Series 2010 C (Aa2/AA-)
5,000,000 0.000
(f)
07/01/2039
2,858,593
San Francisco City & County Airport Commission RB Unrefunded
for San Francisco International Airport Second Series 2018 G
(NR/A+)
1,300,000 5.000
05/01/2027
1,341,627
San Francisco City & County Redevelopment Financing Authority
Tax Allocation for Mission Bay South Redevelopment Series
2016 C (NR/A-)
1,000,000 5.000
08/01/2033
1,034,241
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
517,690
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Capital Appreciation Series 1997 A (NATL) (Baa2/NR)
1,715,000 0.000
(f)
01/15/2026
1,620,340
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Toll Road Senior Lien Series 2014 A (NR/A)
1,000,000 5.000
(c)
01/15/2025
1,009,957
State of California Various Purpose GO Bonds (Aa2/AA-)
21,355,000 7.500
04/01/2034
24,647,832
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
15,915,000 4.000
09/01/2043
16,176,542
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
1,015,000 5.000
06/01/2026
1,040,492
920,000 5.000
06/01/2028
969,080
2,035,000 5.000
06/01/2029
2,172,345
2,000,000 5.000
06/01/2032
2,148,626
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A-)
1,000,000 5.000
06/01/2034
1,071,262
1,000,000 5.000
06/01/2036
1,067,029
1,000,000 5.000
06/01/2039
1,056,534
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-1 (NR/BBB-)
$ 2,225,000 5.000%
06/01/2048
$ 2,244,858
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
7,975,000 0.000
(f)
06/01/2054
1,557,945
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
475,000 2.375
09/02/2041
328,983
1,050,000 2.500
09/02/2046
682,886
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,230,000 5.000
10/01/2025
1,245,849
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
660,000 5.000
10/01/2029
693,929
555,000 5.000
10/01/2030
585,157
1,165,000 5.000
10/01/2031
1,225,683
1,000,000 5.000
10/01/2033
1,048,236
495,000 5.000
10/01/2035
518,362
705,000 5.000
10/01/2036
737,056
1,000,000 5.000
10/01/2037
1,042,638
880,000 5.000
10/01/2038
913,526
750,000 5.000
10/01/2039
777,115
980,000 5.000
10/01/2040
1,008,929
1,945,000 5.000
10/01/2049
1,978,017
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
825,000 5.750
07/01/2053
880,046
West Contra Costa Unified School District GO Bonds
Capital Appreciation for Election of 2002 Series 2004 C
(NATL) (Baa2/AA-)
1,175,000 0.000
(f)
08/01/2025
1,131,064
West Patterson Financing Authority California Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
300,000 5.000
09/01/2039
318,259
825,000 4.375
09/01/2044
802,807
818,053,334
Colorado - 4.3%
Adams County School District No. 1 GO Taxable Refunding Bonds
Series 2017 B (ST AID WITHHLDG) (NR/NR)
325,000 5.250
(c)
12/01/2026
339,719
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,425,000 4.700
12/01/2047
1,208,075
Belford North Metropolitan District GO Bonds Series 2020 A
(NR/NR)
2,975,000 5.500
12/01/2050
2,740,487
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,855,000 0.000
(d)(h)
12/01/2049
1,691,472
Board of Governors of Colorado State University
System RB Refunding Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
9,555,000 5.000
(c)
03/01/2028
10,177,387

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
$ 18,620,000 4.000%
12/01/2049
$ 18,277,083
Brighton Crossing Metropolitan District No. 4 Limited Tax GO
Bonds Series 2017 A (NR/NR)
525,000 5.000
12/01/2037
525,153
Brighton Crossing Metropolitan District No. 6 GO Bonds Series
2020 A (NR/NR)
525,000 5.000
12/01/2035
509,372
1,030,000 5.000
12/01/2040
955,629
Broadway Park North Metropolitan District No. 2 GO Bonds Series
2020 (NR/NR)
1,120,000 5.000
(d)
12/01/2040
1,078,455
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
1,000,000 5.250
12/01/2038
989,985
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
515,000 5.000
12/01/2041
451,509
Cherry Creek Colorado School District No. 5 GO Bonds Series
2017 C (ST AID WITHHLDG) (Aa1/AA+)
3,510,000 6.000
12/15/2029
3,834,014
10,805,000 6.000
12/15/2030
11,791,326
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
2,875,000 5.000
11/15/2041
3,056,771
City Center West Residential Metropolitan District No. 2 GO
Bonds Senior Series 2019 A (NR/NR)
1,035,000 5.000
12/01/2049
963,663
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
11,000,000 5.250
12/01/2043
11,436,428
City of Denver Airport System Subordinate RB Series 2018A
(AMT) (A1/A+)
5,000,000 5.000
12/01/2024
5,022,693
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
5,580,000 5.000
11/15/2053
5,773,652
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
4,450,000 5.000
11/15/2027
4,622,154
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
1,145,000 5.000
12/01/2043
1,257,437
1,000,000 5.000
12/01/2044
1,094,086
4,000,000 5.250
12/01/2049
4,422,435
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
900,000 4.000
10/01/2056
725,206
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
150,000 4.000
05/01/2036
146,656
150,000 4.000
05/01/2041
140,036
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
300,000 5.000
(d)
02/01/2034
305,184
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
$ 900,000 5.000%
(d)
10/01/2029
$ 919,354
2,500,000 5.000
(d)
10/01/2039
2,516,864
Colorado Educational & Cultural Facilities Authority RB
Refunding for STEM School & Academy Project Series 2019
(Baa3/NR)
265,000 4.000
11/01/2029
258,282
400,000 5.000
11/01/2039
400,250
Colorado Educational & Cultural Facilities Authority RB
Refunding for West Ridge Academy Charter School Project
Series 2019 A (MORAL OBLG) (Aa3/NR)
325,000 5.000
06/01/2049
325,028
350,000 5.000
06/01/2054
350,006
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
750,000 5.000
09/01/2052
755,435
Colorado Educational and Cultural Facilities Authority Charter
School RB for STEM School Project Series 2019 (Baa3/NR)
790,000 5.000
11/01/2049
778,975
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
1,900,000 5.500
(d)
04/01/2044
1,969,230
Colorado Health Facilities Authority (NR/A+)
1,275,000 5.000
11/01/2024
1,279,839
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,040,000 6.000
07/01/2036
3,034,857
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
1,925,000 6.000
07/01/2031
1,896,311
Colorado Health Facilities Authority Hospital RB for Parkview
Medical Center, Inc. Project Series 2016 (Aa2/NR)
18,310,000 5.000
09/01/2046
18,493,702
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
3,560,000 5.000
08/01/2025
3,615,803
1,275,000 5.000
08/01/2026
1,311,207
1,575,000 5.000
08/01/2027
1,644,068
5,000,000 5.000
08/01/2036
5,329,089
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
325,000 5.000
08/01/2025
330,094
3,000,000 5.000
08/01/2037
3,186,077
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
6,400,000 5.500
11/01/2047
7,010,520
8,000,000 5.250
11/01/2052
8,519,791
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
12,275,000 5.000
12/01/2039
13,698,931
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
1,800,000 4.000
09/01/2050
1,727,559

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Retirement Housing
Liberty Heights Project Series 1991-B (#Aaa/AA+)
$ 5,705,000 0.000%
(f)
07/15/2024
$ 5,696,167
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
21,534,543 5.000
(a)
07/01/2057
16,607,183
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
3,900,000 4.000
11/15/2043
3,815,338
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,125,000 5.000
08/01/2035
1,201,313
6,010,000 4.000
08/01/2044
5,846,733
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
145,000 5.000
08/01/2035
154,489
3,350,000 5.000
08/01/2038
3,536,688
Colorado Health Facilities Authority RB Refunding for Evangelical
Lutheran Good Samaritan Society Project Series 2017
(NR/NR)
1,150,000 5.000
(c)
06/01/2027
1,207,538
Colorado Health Facilities Authority RB Refunding for Sanford
Obligated Group Series 2019 A (NR/A+)
1,730,000 4.000
11/01/2039
1,683,355
12,310,000 5.000
11/01/2039
13,064,801
6,105,000 5.000
11/01/2044
6,356,958
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
3,495,000 4.000
08/01/2049
3,314,890
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,500,000 5.000
(a)(b)
08/01/2049
8,582,009
Colorado Health Facilities Authority Revenue Refunding Bonds
Series 2019A Scl Health System (Aa1/AA+)
4,000,000 4.000
01/01/2037
4,025,332
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
2,350,000 3.500
(a)(b)
11/01/2043
2,344,701
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (NR/NR)
8,205,000 5.000
(c)
03/01/2028
8,739,451
Colorado State Board of Governors University Enterprise
System Revenue Refunding Bonds Series 2017 C
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
6,100,000 5.000
03/01/2043
6,337,192
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
775,000 5.250
12/01/2051
706,942
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
3,454,000 4.000
12/01/2029
3,267,641
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
889,000 5.000
12/01/2039
871,152
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Senior Bonds Series 2021A
(NR/NR)
$ 740,000 5.000%
(d)
12/01/2029
$ 664,809
1,940,000 5.500
(d)
12/01/2039
1,681,196
Creekwalk Marketplace Business Improvement District RB Series
2019 A (NR/NR)
2,485,000 5.000
(d)
12/01/2029
2,232,502
3,105,000 5.500
(d)
12/01/2039
2,690,780
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
27,295,000 5.000
10/01/2032
27,297,678
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,505,000 5.000
(d)
12/01/2027
5,662,325
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds Series 2016
(Baa2/BBB-)
1,460,000 5.000
12/01/2033
1,489,361
Denver Convention Center Hotel Authority Convention Center
Hotel Senior RR Bonds, Series 2016 (Baa2/BBB-)
2,370,000 5.000
12/01/2035
2,413,426
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
640,000 5.000
12/01/2030
654,022
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
300,000 5.000
12/01/2031
306,470
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
765,000 5.000
12/01/2024
767,079
425,000 5.000
12/01/2032
438,296
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
4,760,000 5.000
(d)
12/01/2024
4,772,936
4,995,000 5.000
(d)
12/01/2025
5,052,921
1,000,000 5.000
(d)
12/01/2034
1,025,209
1,675,000 4.000
(d)
12/01/2035
1,564,764
2,000,000 4.000
(d)
12/01/2036
1,848,569
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
120,000 5.000
12/01/2030
123,561
Denver Health and Hospital Authority Colorado Healthcare RB
Series 2019A (NR/BBB)
2,255,000 5.000
12/01/2031
2,321,382
475,000 5.000
12/01/2032
489,621
1,360,000 5.000
12/01/2033
1,399,177
Denver Urban Renewal Authority 9th & Colorado Urban
Redevelopment Area RB Series 2018 A (NR/NR)
4,255,000 5.250
(d)
12/01/2039
4,286,405
E-470 Public Highway Authority RB Refunding Series 2010 A
(AGM-CR) (A1/AA)
1,500,000 0.000
(f)
09/01/2035
988,193
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
6,000,000 0.000
(f)
09/01/2040
3,015,739
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,800,000 5.550
(d)
12/01/2047
2,868,376

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
First Creek Village Metropolitan District GO Bonds Series 2019 A
(Baa3/NR)
$ 20,000 3.000%
12/01/2029
$ 18,478
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
570,000 3.750
12/01/2034
472,415
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
648,000 4.000
12/01/2031
577,548
Hogback Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
725,000 5.000
12/01/2041
666,836
1,550,000 5.000
12/01/2051
1,361,249
Hunters Overlook Metropolitan District No. 5 GO Bonds Series
2019 A (NR/NR)
878,000 5.000
12/01/2039
860,373
Indy Oak TOD Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,065,000 5.500
(c)(d)
06/01/2025
1,080,343
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
8,731,000 4.250
12/01/2046
7,644,449
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A
(NR/NR)
1,375,000 5.000
12/01/2039
1,363,224
1,000,000 5.000
12/01/2049
960,126
Mayfield Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,184,000 5.750
12/01/2050
1,186,222
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,105,000 6.500
12/01/2042
1,122,228
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
1,380,000 5.000
12/01/2039
1,374,018
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,940,000 3.500
12/01/2041
2,298,872
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,450,000 7.000
12/01/2052
2,523,817
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
500,000 5.500
12/01/2048
496,519
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
175,000 4.000
12/01/2024
174,848
100,000 4.000
12/01/2025
99,866
315,000 4.000
12/01/2026
315,732
290,000 4.000
12/01/2029
289,268
205,000 4.000
12/01/2030
203,482
225,000 4.000
12/01/2031
221,774
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
925,000 5.000
12/01/2040
901,538
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A
(NR/NR)
646,000 5.000
12/01/2049
615,903
Public Authority Colorado Energy RB for Natural Gas Purchase
Series 2008 (A1/A-)
2,000,000 6.250
11/15/2028
2,096,254
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A
(NR/NR)
$ 5,000,000 5.000%
12/01/2039
$ 4,878,901
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,250,000 4.000
12/01/2036
1,154,467
2,000,000 4.000
12/01/2041
1,705,822
Reata Ridge Village Metropolitan District No. 2 GO Bonds Series
2019 A (NR/NR)
893,000 5.000
12/01/2049
846,641
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
753,290
400,000 5.000
07/15/2029
424,130
500,000 5.000
01/15/2030
532,947
350,000 5.000
07/15/2030
375,167
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
500,000 5.000
07/15/2027
517,375
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
850,000 5.000
12/01/2049
811,536
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
2,875,000 5.000
12/01/2039
2,817,281
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,080,000 5.000
(d)
12/01/2040
2,079,514
Sky Ranch Community Authority Board District No. 1 RB Senior
Lien Series 2019 A (NR/NR)
1,235,000 5.000
12/01/2049
1,221,511
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
375,000 4.000
12/01/2032
382,948
220,000 4.000
12/01/2034
223,761
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
428,333
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-1 (Ba1/NR)
1,000,000 5.000
12/01/2037
1,004,776
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017 A-2 (Ba1/NR)
100,000 3.500
12/01/2027
95,349
115,000 5.000
12/01/2037
115,549
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
325,000 5.000
12/01/2047
320,218
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds
Series 2017 A (NR/NR)
1,000,000 5.000
12/01/2037
1,001,374
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
350,000 5.000
12/01/2032
366,081
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
1,805,000 3.750
12/01/2040
1,602,340

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
The Lakes At Centerra Metropolitan District No.2 In The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
$ 5,300,000 4.500%
12/01/2054
$ 5,304,598
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
850,000 4.150
12/01/2030
821,556
Vauxmont Metropolitan District GO Refunding Bonds Series 2020
(AGM) (NR/AA)
195,000 5.000
12/01/2026
201,551
205,000 5.000
12/01/2027
214,695
210,000 5.000
12/01/2028
222,620
210,000 5.000
12/01/2029
225,726
215,000 5.000
12/01/2030
231,818
230,000 5.000
12/01/2031
248,170
250,000 5.000
12/01/2032
269,848
255,000 5.000
12/01/2033
275,168
285,000 5.000
12/01/2034
307,498
100,000 5.000
12/01/2035
107,724
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
135,000 5.000
12/15/2026
139,498
125,000 5.000
12/15/2028
129,531
125,000 5.000
12/15/2029
129,502
125,000 5.000
12/15/2030
129,466
135,000 5.000
12/15/2031
139,785
160,000 5.000
12/15/2032
165,663
Vauxmont Metropolitan District Senior LT GO Special Revenue
Refunding Bonds Series 2020 (AGM) (NR/AA)
200,000 5.000
12/01/2024
200,976
180,000 5.000
12/01/2025
183,537
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
125,000 5.000
12/15/2025
127,682
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
1,194,000 4.375
12/01/2044
1,147,898
Weld County School District No. Re-4 In Weld County, Colorado
GO Bonds, Series 2016 (ST AID WITHHLDG) (Aa2/NR)
6,910,000 5.250
12/01/2041
7,110,402
West Meadow Metropolitan District Town of Fraser, Grand County,
Colorado LT GO Senior Bonds Series 2023A (NR/NR)
1,000,000 6.000
(d)
12/01/2038
1,035,595
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,000,000 5.000
12/01/2040
904,988
Wild Plum Metropolitan District GO Bonds Series 2019 A
(NR/NR)
595,000 5.000
(c)
12/01/2024
616,104
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
700,000 4.500
12/01/2053
707,070
420,185,371
Connecticut - 0.9%
City of New Haven GO Bonds Series 2018 A (NR/A-)
815,000 5.000
08/01/2027
841,239
1,615,000 5.000
08/01/2028
1,682,077
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
City of New Haven GO Bonds Series 2018 A
(NR/A-) – (continued)
$ 900,000 5.500%
08/01/2029
$ 958,938
725,000 5.500
08/01/2031
770,663
500,000 5.500
08/01/2032
531,669
405,000 5.500
08/01/2033
430,646
City of New Haven GO Refunding Bonds Series 2019 B
(AGM) (A1/AA)
1,050,000 5.000
02/01/2028
1,101,106
City of New Haven GO Refunding Bonds Series B
(AGM) (A1/AA)
450,000 5.000
02/01/2030
483,561
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
1,500,000 11.000
(d)
12/01/2027
1,717,059
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
375,000 5.000
07/01/2024
375,000
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
8,210,000 3.850
(a)(b)
11/15/2064
8,228,943
Connecticut State GO Bonds Series 2018 C (Aa3/AA-)
825,000 5.000
06/15/2028
883,676
Connecticut State GO Refunding Bonds Series 2017 B (Aa3/AA-)
5,000,000 5.000
04/15/2028
5,340,107
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
400,000 5.000
(d)
01/01/2030
395,464
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
575,000 5.000
07/01/2026
574,103
440,000 5.000
07/01/2027
440,816
530,000 5.000
07/01/2028
532,620
485,000 5.000
07/01/2029
488,574
875,000 5.000
07/01/2030
881,848
645,000 5.000
07/01/2031
649,481
575,000 5.000
07/01/2032
578,237
475,000 5.000
07/01/2033
476,840
450,000 5.000
07/01/2034
450,955
890,000 4.000
07/01/2039
748,292
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
3,585,000 4.750
(d)
10/01/2048
3,393,545
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
3,750,000 7.000
(d)
02/01/2045
3,759,388
South Central Connecticut Regional Water Authority Water System
RB Thirty-Sixth Series A-1 (Aa3/AA-)
265,000 4.000
08/01/2038
267,158
State of Connecticut GO Bonds 2020 Series A (Aa3/AA-)
5,000,000 4.000
01/15/2036
5,142,180
State of Connecticut GO Bonds Series 2018 (Aa3/AA-)
1,770,000 5.000
06/15/2027
1,863,352
755,000 5.000
06/15/2029
804,144
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
135,000 5.000
04/15/2028
144,183
1,000,000 5.000
04/15/2035
1,078,089

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-) – (continued)
$ 1,000,000 5.000%
04/15/2036
$ 1,076,138
1,000,000 5.000
04/15/2039
1,066,112
State of Connecticut Health & Educational Facilities Authority RB
Series B (A1/AA-)
2,290,000 1.800
(a)(b)
07/01/2049
2,290,000
State of Connecticut Health and Educational Facilities Authority for
Yale University Issue RB Series U-2 (Aaa/AAA) (PUTABLE)
15,000,000 1.100
(a)(b)
07/01/2033
14,708,835
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
2,285,000 5.375
07/01/2052
2,181,721
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
2,400,000 5.000
(i)
07/01/2044
2,397,326
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,500,000 5.000
07/01/2025
1,526,604
State of Connecticut State Revolving Fund General RB
(Green Bonds, 2017 Series A) (Aaa/AAA)
3,945,000 5.000
05/01/2032
4,152,456
State of Connecticut State Revolving Fund RB Series 2017 A
(Aaa/AAA)
5,000,000 5.000
05/01/2036
5,228,702
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
480,000 4.000
(d)
04/01/2036
442,175
400,000 4.000
(d)
04/01/2041
351,869
West Haven GO Bonds Series 2017 A (Baa3/BBB+)
325,000 5.000
11/01/2025
330,978
325,000 5.000
11/01/2026
334,246
325,000 5.000
11/01/2027
337,900
West Haven GO Bonds Series 2017 B (Baa3/BBB+)
645,000 5.000
11/01/2024
647,598
240,000 5.000
11/01/2026
246,828
83,333,441
Delaware - 0.3%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
370,000 3.000
06/01/2032
333,559
450,000 4.000
06/01/2042
400,076
Delaware Economic Development Authority Charter Schools RB
Series 2021 (NR/BBB+)
1,425,000 4.000
09/01/2041
1,330,711
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB)
760,000 5.000
06/01/2026
773,457
600,000 5.000
06/01/2029
621,019
Delaware Health Facilities Authority Revenue Refunding Bonds for
Christiana Care Health System Series 2020A (Aa2/AA+)
5,000,000 5.000
10/01/2040
5,255,853
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
345,000 4.000
08/01/2029
336,830
1,050,000 5.000
08/01/2039
1,061,232
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware – (continued)
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
$ 530,000 4.000%
09/01/2030
$ 528,818
1,550,000 5.000
09/01/2040
1,599,598
State of Delaware GO Bonds Series 2023A (Aaa/AAA)
7,550,000 5.000
05/01/2036
8,749,255
Town of Bridgeville Delaware Special Obligation Bonds Heritage
Shores Special Development District Series 2024 (NR/NR)
1,535,000 5.625
(d)
07/01/2053
1,610,929
Town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
492,000 4.000
07/01/2024
492,000
506,000 4.000
07/01/2025
503,226
551,000 4.000
07/01/2026
547,629
611,000 4.000
07/01/2027
606,658
2,030,000 4.000
07/01/2030
1,990,076
26,740,926
District of Columbia - 0.9%
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,425,000 5.250
05/01/2048
3,789,000
District of Columbia GO Refunding Bonds Series 2017 A
(Aaa/AA+)
10,000,000 5.000
06/01/2035
10,449,668
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB One Hawaii Avenue Project Series
2024 (Aaa/NR)
3,275,000 3.650
(a)(b)
07/01/2028
3,268,847
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2015A (NR/AA-)
12,000,000 5.000
10/01/2034
12,040,106
District of Columbia Private Activity RB Series 2022A (A3/NR)
1,750,000 5.500
02/28/2037
2,008,363
District of Columbia RB for International School Series 2019
(NR/BBB)
860,000 5.000
07/01/2039
885,669
District of Columbia RB for KIPP DC Obligated Group Series
2019 (NR/BBB+)
1,275,000 4.000
07/01/2039
1,228,979
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
2,400,000 0.000
(d)(h)
06/01/2041
1,377,748
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodel RB Series 2022E (Aa2/AA+)
2,875,000 3.000
(a)(b)
10/01/2057
2,813,123
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,815,000 5.000
10/01/2032
5,881,667
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
7,500,000 5.000
10/01/2043
7,691,434
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2018A (Aa3/AA-)
6,375,000 5.000
10/01/2033
6,663,012
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2020B (Aa3/AA-)
1,555,000 5.000
10/01/2029
1,703,996

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds, Series 2022A (AMT) (Aa3/NR)
$ 1,100,000 5.000%
10/01/2026
$ 1,131,789
Metropolitan Washington Airports Authority Dulles Toll Road RB
Refunding First Senior Lien for Dulles Metrorail and Capital
Improvement Project Series 2019 A (A2/A)
1,060,000 5.000
10/01/2031
1,125,121
395,000 5.000
10/01/2033
419,338
3,025,000 5.000
10/01/2035
3,213,542
1,000,000 5.000
10/01/2037
1,057,942
2,065,000 5.000
10/01/2039
2,169,132
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
925,000 5.000
10/01/2047
955,892
1,550,000 4.000
10/01/2053
1,444,305
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
2,130,000 3.000
10/01/2050
1,606,969
2,960,000 4.000
10/01/2053
2,789,953
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
13,315,000 4.000
10/01/2049
12,510,593
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
1,325,000 5.000
10/01/2035
1,339,042
89,565,230
Florida - 12.1%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
915,000 5.375
06/15/2042
937,999
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
4,990,000 3.250
05/01/2036
4,543,867
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
240,000 4.000
05/01/2025
239,613
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
210,000 4.500
05/01/2029
212,511
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,420,000 3.625
05/01/2040
1,226,521
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
165,000 2.875
05/01/2025
162,705
1,725,000 4.000
05/01/2051
1,446,067
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
2,250,000 4.000
10/01/2040
2,027,128
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
370,000 3.000
05/01/2025
362,784
380,000 3.000
05/01/2026
367,465
395,000 3.125
05/01/2027
379,511
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Anthem Park Community Development District Special
Assessment RB Refunding Subordinate Series 2016 A-2
(NR/NR)
$ 100,000 4.250%
05/01/2027
$ 100,157
280,000 4.750
05/01/2036
280,758
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.000
05/01/2031
503,534
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
525,000 4.500
05/01/2030
531,655
1,000,000 5.400
05/01/2043
1,036,807
Arlington Ridge Community Development District Special
Assessment RB Series 2019 (NR/NR)
175,000 3.600
05/01/2029
171,609
310,000 4.000
05/01/2036
295,739
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
70,000 3.125
11/01/2024
69,794
990,000 3.500
11/01/2030
939,687
1,705,000 4.000
11/01/2040
1,542,747
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
630,000 4.550
(d)
05/01/2029
638,178
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
700,000 5.125
06/15/2043
711,237
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
810,000 5.375
05/01/2044
830,437
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
205,000 2.500
(d)
05/01/2026
198,979
500,000 3.000
(d)
05/01/2031
463,853
425,000 3.200
(d)
05/01/2041
348,057
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
105,000 2.500
(d)
05/01/2026
101,916
315,000 3.000
(d)
05/01/2031
292,227
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
35,000 3.350
11/01/2024
34,927
200,000 3.700
11/01/2029
196,715
695,000 4.125
11/01/2039
656,848
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
95,000 5.000
05/01/2028
97,041
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
200,000 3.000
05/01/2032
183,876
220,000 3.375
05/01/2041
182,030

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
$ 265,000 5.375%
05/01/2028
$ 272,966
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
85,000 2.250
05/01/2026
82,145
435,000 2.750
05/01/2031
398,309
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
500,000 5.500
05/01/2042
521,898
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
115,000 2.500
(d)
05/01/2025
113,608
320,000 3.250
(d)
05/01/2030
313,415
Avelar Creek Community Development District Special
Assessment Refunding Series 2016 (NR/A-)
180,000 3.000
05/01/2025
176,835
190,000 3.000
05/01/2026
183,668
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
645,000 4.500
05/01/2030
653,156
1,130,000 5.375
05/01/2043
1,147,534
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
450,000 4.000
(d)
06/01/2030
445,370
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
105,000 2.500
05/01/2025
103,604
285,000 3.000
05/01/2030
273,593
775,000 4.000
05/01/2040
738,937
Babcock Ranch Community Independent Special District Special
Assessment Area 3A Series 2020 (NR/NR)
165,000 2.500
05/01/2025
162,807
250,000 3.000
05/01/2030
238,691
Babcock Ranch Community Independent Special District Special
Assessment Area 3B Series 2020 (NR/NR)
55,000 2.500
05/01/2025
54,269
145,000 3.000
05/01/2030
138,449
385,000 4.000
05/01/2040
367,085
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
205,000 5.000
11/01/2031
207,306
100,000 5.250
11/01/2046
100,470
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2018 (NR/NR)
70,000 4.000
(d)
11/01/2024
69,989
360,000 4.500
(d)
11/01/2029
365,654
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
2,000,000 4.250
05/01/2032
1,991,781
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
185,000 2.375
05/01/2026
178,925
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
$ 35,000 4.500%
11/01/2025
$ 35,114
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
175,000 5.000
11/01/2036
178,435
305,000 5.000
11/01/2048
301,182
Bannon Lakes Community Development District Special
Assessment RB Series 2022 (NR/NR)
345,000 3.300
05/01/2032
324,659
1,370,000 4.000
05/01/2042
1,227,722
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
445,000 4.250
05/01/2029
447,434
460,000 4.500
05/01/2035
460,582
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
155,000 4.500
05/01/2025
155,485
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
90,000 3.000
05/01/2025
88,404
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
340,000 3.500
05/01/2025
337,395
350,000 3.500
05/01/2026
345,493
365,000 3.500
05/01/2027
358,423
Bellagio Community Development District Special Assessment
Bonds Series 2016 (NR/BBB)
170,000 3.000
11/01/2025
164,576
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
215,000 2.625
05/01/2025
212,237
1,075,000 3.250
05/01/2030
1,029,911
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
130,000 2.500
12/15/2025
127,289
325,000 3.125
12/15/2030
311,311
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,130,000 5.500
05/01/2043
1,168,963
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
25,000 3.000
06/15/2025
24,707
465,000 3.250
06/15/2030
438,530
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 4.000
06/15/2032
976,531
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
180,000 2.500
05/01/2026
174,092
455,000 3.000
05/01/2031
415,987
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
85,000 2.875
05/01/2025
83,920
1,130,000 3.250
05/01/2031
1,057,128
500,000 3.625
05/01/2040
429,235

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bradbury Community Development District City of Haines City,
Florida Special Assessment Bonds, Series 2023 (NR/NR)
$ 655,000 4.375%
05/01/2030
$ 659,254
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
700,000 6.250
12/15/2043
742,998
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
400,000 3.000
06/15/2032
359,717
1,095,000 3.250
06/15/2042
868,401
Bridgewater North Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,000,000 4.000
05/01/2042
885,385
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
215,000 2.375
05/01/2026
208,036
485,000 2.850
05/01/2031
440,290
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
205,000 4.375
05/01/2027
205,666
350,000 4.750
05/01/2032
355,537
Broward County Port Facilities RB Series 2019A (A1/A)
1,005,000 5.000
09/01/2037
1,078,039
1,050,000 5.000
09/01/2038
1,119,004
Broward County Port Facilities RB Series 2019B (A1/A)
3,520,000 4.000
09/01/2039
3,417,453
4,700,000 4.000
09/01/2049
4,295,735
Broward County Port Facilities RB Series 2019B (AMT) (A1/A)
1,750,000 4.000
09/01/2044
1,660,537
Broward County Port Facilities RB Series 2022 (A1/NR)
4,960,000 5.250
09/01/2047
5,257,194
3,000,000 5.500
09/01/2052
3,210,914
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
250,000 4.750
05/01/2027
251,027
400,000 5.250
05/01/2032
409,357
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
600,000 4.700
05/01/2031
601,468
450,000 5.600
05/01/2044
452,677
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
665,000 5.250
05/01/2042
685,585
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
50,000 3.250
12/15/2024
49,790
1,280,000 3.500
12/15/2030
1,214,142
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
300,000 6.125
(d)
06/15/2044
307,628
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
28,215,000 5.250
(d)
12/01/2058
28,020,198
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
610,000 4.000
(d)
07/01/2041
537,495
760,000 4.000
(d)
07/01/2051
615,253
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
$ 230,000 3.250%
(d)
06/01/2031
$ 207,304
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
320,000 3.000
(d)
12/15/2029
297,263
645,000 5.000
(d)
12/15/2039
646,359
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
900,000 4.000
(d)
12/01/2028
880,719
1,375,000 5.250
(d)
12/01/2043
1,380,845
Capital Trust Agency, Inc. RB for WFCS Holdings LLC Series
2020 A-1 (NR/NR)
880,000 4.500
(d)
01/01/2035
884,981
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
2,500,000 6.000
(d)
05/01/2043
2,549,518
2,500,000 6.250
(d)
05/01/2048
2,557,592
Caribe Palm Community Development District Special Assessment
Refunding Series 2017 (NR/A-)
558,000 4.250
05/01/2031
556,740
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
800,000 5.300
05/01/2044
802,956
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
70,000 2.250
05/01/2026
67,941
Center Lake Ranch West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
1,500,000 5.750
05/01/2043
1,557,956
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
380,000 4.900
05/01/2031
380,406
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
110,000 3.500
11/01/2025
107,733
115,000 3.500
11/01/2026
111,531
Century Gardens at Tamiami Community Development District
Special Assessment Refunding Series 2016 (NR/BBB)
250,000 3.000
05/01/2025
245,334
255,000 3.000
05/01/2026
246,502
630,000 4.250
05/01/2037
602,935
Century Gardens Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
34,000 3.875
(d)
11/01/2024
33,963
189,000 4.200
(d)
11/01/2029
189,623
750,000 5.000
(d)
11/01/2049
740,356
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
30,000 3.000
05/01/2025
29,642
625,000 3.375
05/01/2031
586,599
590,000 3.750
05/01/2040
514,244
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 2.400
05/01/2026
96,755
650,000 2.875
05/01/2031
589,972
740,000 3.350
05/01/2041
605,718

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
$ 140,000 2.500%
(d)
05/01/2026
$ 135,750
205,000 3.000
(d)
05/01/2031
187,841
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
120,000 2.625
(d)
05/01/2025
118,315
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
360,000 3.750
05/01/2030
347,627
975,000 4.250
05/01/2040
907,778
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,430,000 3.250
05/01/2041
1,147,244
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
1,250,000 5.500
(d)
10/01/2036
1,266,766
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2019 (NR/NR)
800,000 5.000
(d)
10/01/2029
815,752
1,000,000 5.000
(d)
10/01/2034
1,016,499
City of Cape Coral Water & Sewer RB Refunding Series 2015
(A1/A+)
1,000,000 4.000
10/01/2034
1,001,321
City of Fort Lauderdale, Florida Series 2023B
(Prospect Lake Water Treatment Plant Project) (Aa1/AA+)
17,250,000 5.500
09/01/2053
19,376,050
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
2,000,000 5.125
06/01/2042
2,051,342
950,000 5.250
06/01/2052
965,869
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,425,000 3.250
09/01/2025
1,410,806
City of Pompano Beach RB Series 2021B-2 (NR/NR)
1,220,000 1.450
01/01/2027
1,219,468
City of Tampa RB for H Lee Moffitt Cancer Center & Research
Institute Obligated Group Series 2020 B (A2/A)
900,000 4.000
07/01/2038
903,537
750,000 5.000
07/01/2040
792,471
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
415,000 5.000
01/01/2037
415,994
1,485,000 5.000
01/01/2047
1,378,978
1,395,000 5.000
01/01/2052
1,263,788
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
15,000,000 5.000
10/01/2042
15,510,691
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
5,000,000 0.000
(h)
05/01/2038
4,748,025
Coco Palms Community Development District Special Assessment
Bonds Expansion Area Project Series 2019 (NR/NR)
295,000 4.000
(d)
06/15/2029
293,813
Coconut Cay Community Development District Special
Assessment Series 2006 (NR/NR)
585,000 5.375
05/01/2036
585,542
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
$ 615,000 5.750%
05/01/2042
$ 645,232
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
925,000 2.750
05/01/2025
907,815
915,000 3.000
05/01/2026
884,662
980,000 3.200
05/01/2027
940,582
1,015,000 3.250
05/01/2028
982,465
1,500,000 3.750
05/01/2046
1,298,934
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,580,000 5.250
06/15/2043
1,632,265
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
1,225,000 5.750
05/01/2043
1,288,752
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
45,000 3.200
12/15/2024
44,849
600,000 3.500
12/15/2029
584,253
325,000 4.000
12/15/2039
297,091
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
315,000 4.750
05/01/2032
319,145
250,000 5.500
05/01/2042
255,061
Coral Bay of Lee County Community Development District
Lee County Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
645,000 4.700
05/01/2031
646,136
1,045,000 5.250
05/01/2044
1,048,193
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
1,470,000 4.600
05/01/2031
1,481,110
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
55,000 2.750
05/01/2025
54,327
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
505,000 4.625
11/01/2031
510,001
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
940,000 3.000
05/01/2031
891,057
820,000 3.000
05/01/2037
706,613
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
675,000 5.100
05/01/2043
678,717
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
350,000 4.500
(d)
11/01/2028
351,961
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
138,000 3.500
05/01/2025
136,279
143,000 3.625
05/01/2026
140,643
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
210,000 3.500
05/01/2025
208,492

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA) – (continued)
$ 210,000 4.125%
05/01/2035
$ 210,123
County of Broward RB for Port Facilities Senior Bonds Series 2019
B (A1/A)
1,610,000 4.000
09/01/2036
1,622,421
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
4,500,000 4.000
10/01/2044
4,260,152
6,000,000 5.000
10/01/2044
6,183,756
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
475,000 5.000
10/01/2027
494,736
525,000 5.000
10/01/2028
553,099
450,000 5.000
10/01/2029
479,602
770,000 5.000
10/01/2030
819,718
415,000 5.000
10/01/2032
440,683
350,000 5.000
10/01/2033
371,284
265,000 5.000
10/01/2034
280,897
435,000 5.000
10/01/2035
459,907
600,000 5.000
10/01/2036
633,065
525,000 5.000
10/01/2037
552,394
805,000 5.000
10/01/2038
844,117
1,000,000 5.000
10/01/2039
1,046,279
3,160,000 5.000
10/01/2049
3,255,383
County of Osceola Transportation RB Refunding Series 2019 A-2
(NR/BBB+)
155,000 0.000
(f)
10/01/2025
146,986
275,000 0.000
(f)
10/01/2026
250,464
360,000 0.000
(f)
10/01/2027
315,430
500,000 0.000
(f)
10/01/2028
420,744
700,000 0.000
(f)
10/01/2029
564,292
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
120,000 3.875
(d)
11/01/2024
119,863
740,000 4.250
(d)
11/01/2030
738,976
Creek Preserve Community Development District Special
Assessment RB Series 2020 (NR/NR)
100,000 3.125
(d)
11/01/2030
92,220
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
345,000 3.875
05/01/2027
342,973
755,000 4.250
05/01/2032
755,695
2,185,000 4.625
05/01/2042
2,145,463
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
545,000 4.700
05/01/2031
546,622
945,000 5.375
05/01/2044
944,439
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,000,000 4.250
05/01/2042
1,883,693
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,040,000 5.125
05/01/2043
1,055,716
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
95,000 2.250
05/01/2026
92,135
400,000 2.700
05/01/2031
369,299
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
$ 590,000 4.625%
05/01/2030
$ 596,348
600,000 5.250
05/01/2043
610,087
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
950,000 5.000
05/01/2053
940,579
Cypress Mill Community Development District Special Assessment
for Area Two Project Series 2020 (NR/NR)
145,000 2.625
06/15/2025
142,782
615,000 3.000
06/15/2031
564,468
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
55,000 2.625
(d)
05/01/2025
54,296
295,000 3.250
(d)
05/01/2030
278,606
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
135,000 4.375
05/01/2027
134,939
350,000 4.750
05/01/2032
354,061
450,000 5.000
05/01/2042
444,918
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
730,000 4.500
(d)
11/01/2028
737,256
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
2,285,000 5.400
05/01/2039
2,373,986
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
1,095,000 5.250
05/01/2043
1,114,978
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
1,670,000 5.300
05/01/2039
1,712,872
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
435,000 4.125
05/01/2030
437,095
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
155,000 3.250
05/01/2030
147,869
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,545,000 4.600
(d)
05/01/2028
1,563,507
745,000 4.250
(d)
12/15/2028
745,458
2,395,000 4.750
(d)
12/15/2038
2,398,779
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
690,000 3.750
05/01/2034
685,001
955,000 4.000
05/01/2037
958,986
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
150,000 2.375
(d)
05/01/2026
145,908
470,000 3.000
(d)
05/01/2032
446,437
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
175,000 4.500
05/01/2032
178,839
500,000 5.125
05/01/2042
511,658

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 80,000 4.375%
05/01/2027
$ 80,342
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
60,000 3.000
(d)
05/01/2025
59,408
440,000 3.625
(d)
05/01/2031
418,231
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
50,000 2.500
05/01/2026
48,476
260,000 3.000
05/01/2031
238,382
425,000 3.300
05/01/2041
345,894
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Project Series 2023 (NR/NR)
650,000 6.250
05/01/2043
689,572
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
205,000 2.250
05/01/2026
198,465
460,000 3.000
05/01/2032
432,750
East Homestead Community Development District Special
Assessment Bonds Expansion Area Project Series 2019
(NR/NR)
50,000 3.750
11/01/2024
49,946
East Homestead Community Development District Special
Assessment Expansion Bonds Area Project Series 2019
(NR/NR)
280,000 4.125
11/01/2029
280,305
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
270,000 3.250
05/01/2027
266,137
530,000 3.625
05/01/2032
513,649
780,000 4.000
05/01/2042
708,033
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
35,000 2.750
05/01/2025
34,634
110,000 3.250
05/01/2030
107,098
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
195,000 2.500
05/01/2026
188,985
700,000 3.100
05/01/2031
648,176
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
650,000 3.000
05/01/2027
626,232
1,870,000 3.375
05/01/2032
1,747,006
1,870,000 4.000
05/01/2042
1,664,933
Enbrook Community Development District Special Assessment
Series 2020 (NR/NR)
430,000 3.000
(d)
05/01/2030
398,590
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
625,000 4.875
05/01/2033
645,583
400,000 5.600
05/01/2043
418,899
Entrada Community Development District Special Assessment
Bond Series 2021 (NR/NR)
375,000 2.625
(d)
05/01/2031
347,532
1,860,000 3.125
(d)
05/01/2041
1,614,003
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Epperson North Community Development District Capital
Improvement RB Series 2021A (NR/NR)
$ 125,000 2.450%
11/01/2026
$ 120,130
245,000 3.100
11/01/2031
224,420
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
85,000 2.500
05/01/2026
82,276
315,000 3.000
05/01/2031
288,258
325,000 3.500
05/01/2041
269,583
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
3,705,000 4.000
08/15/2045
3,343,450
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (Baa2/BBB)
1,360,000 5.000
08/15/2031
1,414,456
3,140,000 5.000
08/15/2032
3,265,426
355,000 5.000
08/15/2033
368,236
2,045,000 5.000
08/15/2034
2,116,191
2,595,000 5.000
08/15/2035
2,676,804
9,500,000 5.000
08/15/2036
9,778,911
4,080,000 5.000
08/15/2040
4,157,660
Escambia County International Paper Company Environmental
Improvement Revenue Refunding Bonds Series 2019B
(Baa2/BBB) (PUTABLE)
400,000 2.000
(a)(b)
11/01/2033
397,101
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
465,000 3.250
11/01/2025
459,457
1,375,000 3.625
11/01/2030
1,305,320
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
5,000 3.250
11/01/2025
4,940
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
70,000 4.125
(d)
11/01/2024
69,972
445,000 4.250
(d)
11/01/2029
446,924
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
850,000 4.400
06/15/2031
854,927
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
1,000,000 4.000
05/01/2052
826,266
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
700,000 2.625
05/01/2026
680,278
1,220,000 3.125
05/01/2031
1,124,070
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
1,575,000 4.250
05/01/2029
1,584,146
3,020,000 5.000
05/01/2035
3,097,333
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
355,000 3.500
05/01/2030
338,143
165,000 4.000
05/01/2040
149,111

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
$ 1,450,000 2.750%
11/01/2035
$ 1,225,641
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
1,265,000 5.000
(d)
07/01/2032
1,229,141
3,000,000 5.375
(d)
07/01/2042
2,836,312
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
2,005,000 5.000
(d)
10/01/2042
2,033,484
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
6,700,000 5.250
07/01/2047
6,920,125
9,000,000 5.500
07/01/2053
9,373,681
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
30,000,000 5.000
07/01/2044
31,574,949
12,400,000 5.250
07/01/2047
13,043,256
23,000,000 5.250
07/01/2053
24,058,262
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
44,390,000 12.000
(a)(b)(d)
07/15/2032
47,225,567
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2023C (NR/BBB-)
10,750,000 8.250
(a)(b)(d)
07/01/2057
11,146,581
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,280,000 4.000
(d)
06/01/2030
1,158,648
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
425,000 4.000
(d)
12/15/2029
412,089
725,000 5.000
(d)
12/15/2034
736,419
770,000 5.000
(d)
12/15/2039
776,941
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
1,670,000 5.125
(d)
06/01/2040
1,600,649
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
320,000 4.000
07/01/2035
314,259
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
405,000 4.000
06/01/2030
385,620
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
275,000 5.000
(d)
06/01/2031
274,194
200,000 5.000
(d)
06/01/2035
198,994
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
630,000 4.000
(d)
06/30/2036
556,356
660,000 4.000
(d)
06/30/2041
542,650
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
415,000 4.000
(d)
06/01/2026
404,245
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Refunding for Nova
Southeastern University, Inc. Series 2020 A (A3/A-)
$ 300,000 5.000%
04/01/2027
$ 311,670
250,000 5.000
04/01/2029
266,338
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
470,000 4.000
(d)
09/15/2030
450,922
1,050,000 5.000
(d)
09/15/2040
1,008,211
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
1,600,000 5.000
(d)
06/01/2044
1,631,278
Florida Higher Educational Facilities Financial Authority RB for
Florida Institute of Technology, Inc. Series 2019 (NR/BBB-)
350,000 5.000
10/01/2024
350,248
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
2,000,000 4.500
(d)
06/01/2033
2,006,937
250,000 4.750
(d)
06/01/2038
248,203
4,500,000 5.000
(d)
06/01/2048
4,341,620
Florida Higher Educational Facilities Financial Authority RB for
Ringling College of Art & Design, Inc. Series 2019 (NR/BBB)
2,000,000 5.000
03/01/2044
2,030,617
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
2,750,000 5.000
03/01/2047
2,769,485
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
1,445,000 3.350
(a)(b)
10/01/2027
1,424,975
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (A2/A)
8,795,000 5.000
09/01/2025
8,873,009
4,530,000 5.000
09/01/2026
4,622,136
3,305,000 5.000
09/01/2027
3,404,926
Flow Way Community Development District Special Assessment
Bonds for Phase 5 Project Series 2016 (NR/NR)
1,540,000 4.875
11/01/2037
1,548,103
Flow Way Community Development District Special Assessment
Bonds for Phase 6 Project Series 2017 (NR/NR)
200,000 4.000
11/01/2028
199,498
1,065,000 5.000
11/01/2038
1,080,705
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
95,000 3.350
11/01/2024
94,704
1,785,000 4.125
11/01/2039
1,653,445
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
465,000 3.750
11/01/2039
409,955
Forest Lake Community Development District Special Assessment
for Assessment Area1 Series 2020 (NR/NR)
180,000 2.625
(d)
05/01/2025
177,761
495,000 3.250
(d)
05/01/2030
477,984
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
525,000 5.650
05/01/2054
522,777

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
$ 270,000 5.000%
05/01/2031
$ 268,884
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
615,000 2.950
05/01/2031
559,875
1,595,000 3.350
05/01/2041
1,302,382
Grand Bay at Doral Community Development District Special
Assessment for South Parcel Assessment Area Project Series
2016 (NR/NR)
360,000 4.250
05/01/2026
361,510
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
285,000 3.250
05/01/2025
282,789
1,355,000 4.000
05/01/2030
1,334,420
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
100,000 3.750
11/01/2024
99,849
555,000 4.125
11/01/2029
555,387
1,195,000 4.750
11/01/2039
1,186,603
1,930,000 5.000
11/01/2050
1,896,759
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
215,000 3.200
11/01/2031
198,083
500,000 3.500
11/01/2041
413,651
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
295,000 2.500
05/01/2026
286,075
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
515,000 4.650
05/01/2034
518,225
755,000 5.450
05/01/2044
762,978
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
990,000 5.000
11/15/2036
990,410
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
170,000 3.300
05/01/2032
156,371
440,000 3.550
05/01/2042
364,131
Gulfstream Polo Community Development District Special
Assessment Phase#2 Project Series 2019 (NR/NR)
55,000 3.000
11/01/2024
54,805
1,195,000 3.500
11/01/2030
1,146,349
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
250,000 3.875
05/01/2026
248,540
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
1,650,000 6.300
05/01/2043
1,776,976
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 4.700
05/01/2031
1,004,626
Hammock oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
700,000 5.625
05/01/2043
723,033
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
$ 900,000 5.850%
05/01/2044
$ 914,213
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
280,000 4.200
05/01/2027
279,323
435,000 4.400
05/01/2032
437,163
565,000 4.700
05/01/2042
541,187
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
110,000 2.625
05/01/2025
108,561
510,000 3.250
05/01/2030
489,635
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
85,000 2.375
05/01/2026
82,280
205,000 3.000
05/01/2031
188,321
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,880,000 3.300
05/01/2029
1,812,378
365,000 3.700
05/01/2033
342,745
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
1,140,000 3.300
05/01/2029
1,098,589
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
800,000 5.125
05/01/2043
816,693
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
265,000 4.000
05/01/2025
265,049
140,000 4.000
05/01/2026
140,227
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
35,000 3.250
11/01/2024
34,887
400,000 3.500
11/01/2030
379,407
1,000,000 3.875
11/01/2039
896,567
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
125,000 3.625
11/01/2030
119,419
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
185,000 2.600
05/01/2026
179,550
435,000 3.200
05/01/2031
404,364
1,000,000 3.450
05/01/2041
841,052
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
635,000 4.600
(d)(i)
05/01/2031
633,317
1,000,000 5.200
(d)(i)
05/01/2044
994,291
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
785,000 5.000
05/01/2034
812,924
Heritage Isle at Viera Community Development District Special
Assessment Refunding Series 2017 (AGM) (NR/AA)
225,000 4.000
05/01/2025
225,778
230,000 4.000
05/01/2026
232,285

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Heritage Isle at Viera Community Development
District Special Assessment Refunding Series 2017
(AGM) (NR/AA) – (continued)
$ 240,000 4.000%
05/01/2027
$ 243,865
250,000 4.000
05/01/2028
254,209
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
625,000 3.625
05/01/2025
619,635
650,000 3.750
05/01/2026
641,088
1,005,000 4.200
05/01/2031
984,623
1,000,000 4.350
05/01/2036
982,288
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
365,000 2.500
05/01/2030
334,338
375,000 2.500
05/01/2031
338,740
300,000 3.000
05/01/2032
281,219
300,000 3.000
05/01/2033
278,511
245,000 3.000
05/01/2034
224,055
255,000 3.000
05/01/2035
231,705
260,000 3.000
05/01/2036
233,092
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,700,000 5.000
03/01/2039
1,335,719
Highland Meadows West Community Development District Special
Assessment for Assessment Area 2 Series 2020 A (NR/NR)
60,000 2.875
05/01/2025
59,266
200,000 3.250
05/01/2031
185,731
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
140,000 3.250
05/01/2031
130,012
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
60,000 4.000
(d)
12/15/2024
59,969
550,000 4.250
(d)
12/15/2029
552,986
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
20,000 3.375
11/01/2025
19,837
220,000 3.875
11/01/2031
213,446
300,000 4.200
11/01/2039
280,311
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Five Project Series
2017 (NR/NR)
295,000 4.875
11/01/2027
299,199
865,000 5.375
11/01/2037
882,920
775,000 5.500
11/01/2047
784,894
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area Six Project Series
2017 (NR/NR)
60,000 4.875
11/01/2027
60,848
335,000 5.500
11/01/2047
339,277
Hillcrest Community Development District Special Assessment
Bonds for Capital Improvement Program Series 2018 (NR/NR)
790,000 4.000
11/01/2028
789,078
700,000 4.500
11/01/2038
682,698
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
$ 345,000 3.000%
(d)
05/01/2025
$ 341,542
1,020,000 3.500
(d)
05/01/2031
971,297
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
250,000 2.800
05/01/2031
226,612
1,000,000 3.200
05/01/2041
805,923
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
420,000 4.700
05/01/2031
423,088
Hillsborough County Aviation Authority Revenue Refunding Bonds
Series 2015-A (NR/AA-)
6,275,000 5.000
10/01/2040
6,279,200
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
800,000 5.600
05/01/2044
824,739
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
45,000 4.000
11/01/2025
44,908
165,000 4.500
11/01/2031
174,445
170,000 5.000
11/01/2041
180,111
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
747,000 3.000
05/01/2031
682,818
933,000 3.000
05/01/2037
772,982
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aaa/NR) (PUTABLE)
1,705,000 4.050
(a)(b)
09/01/2056
1,707,080
Housing Finance Authority of Miami-Dade County Multifamily
Housing RB for St. Mary Towers Apartments Series 2024
(HUD SECT 8) (Aaa/NR)
1,000,000 3.400
(a)(b)
04/01/2041
986,910
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
330,000 4.850
06/15/2031
330,464
1,040,000 5.375
06/15/2044
1,041,925
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
40,000 4.000
(d)
11/01/2024
39,969
210,000 5.000
(d)
11/01/2039
212,419
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
1,360,000 5.750
12/15/2043
1,428,640
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2017 A (NR/NR)
1,175,000 4.500
(d)
05/01/2038
1,145,731
1,855,000 4.625
(d)
05/01/2048
1,726,780
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
670,000 2.750
05/01/2031
602,135
765,000 3.125
05/01/2041
605,181
Kelly Park Community Development District
915,000 6.000
11/01/2043
952,033

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
$ 55,000 2.625%
05/01/2025
$ 54,311
155,000 3.000
05/01/2030
147,997
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
600,000 3.125
05/01/2041
520,646
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
640,000 4.900
05/01/2033
662,070
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 4.625
05/01/2037
998,645
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
155,000 2.750
06/15/2025
153,294
485,000 3.125
06/15/2030
472,384
375,000 4.000
06/15/2040
367,574
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
700,000 3.600
06/15/2041
647,721
Knightsbridge Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
245,000 4.250
(d)
06/15/2031
244,790
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
230,000 4.500
05/01/2027
229,533
305,000 5.000
05/01/2032
306,173
890,000 5.500
05/01/2042
906,263
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
545,000 4.500
(d)
05/01/2030
549,604
550,000 5.250
(d)
05/01/2043
560,426
Lake Harris Community Development District 2023 Project Area
Special Assessment Bonds Series 2023 (NR/NR)
175,000 4.700
05/01/2030
177,328
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
750,000 4.750
05/01/2031
751,018
Lakeshore Ranch Community Development District Special
Assessment Refunding Series 2019 A-2 (NR/NR)
355,000 3.500
05/01/2030
338,143
325,000 4.000
05/01/2035
311,400
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
625,000 5.625
05/01/2043
651,391
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
70,000 2.625
05/01/2026
68,028
125,000 3.200
05/01/2031
116,701
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
95,000 3.125
05/01/2025
94,219
370,000 3.400
05/01/2030
354,114
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
225,000 2.500
(d)
05/01/2025
221,837
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
$ 225,000 3.250%
05/01/2029
$ 216,205
200,000 3.850
05/01/2039
180,939
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Project - Phase 2C Series 2020 (NR/NR)
470,000 3.000
05/01/2030
437,144
750,000 3.500
05/01/2040
639,484
Lakewood Ranch Stewardship District Special Assessment for
Sweetwater Project Series 2021 (NR/NR)
295,000 2.625
05/01/2031
264,227
1,000,000 3.100
05/01/2041
797,104
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
285,000 3.800
05/01/2029
282,217
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
320,000 4.300
(d)
05/01/2027
322,643
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
570,000 3.200
(d)
05/01/2029
549,551
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
220,000 3.800
05/01/2029
217,852
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
240,000 4.250
05/01/2025
240,325
1,605,000 4.875
05/01/2035
1,611,419
905,000 4.875
05/01/2045
901,679
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
515,000 4.625
05/01/2027
521,775
1,000,000 5.250
05/01/2037
1,020,392
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
870,000 4.250
05/01/2028
874,788
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
1,970,000 4.750
05/01/2029
2,008,788
2,250,000 5.300
05/01/2039
2,313,421
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project Series 2023 (NR/NR)
2,400,000 6.125
05/01/2043
2,550,886
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
120,000 4.250
05/01/2026
120,142
5,470,000 5.000
05/01/2036
5,535,868
3,945,000 5.125
05/01/2046
3,956,650
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
500,000 2.000
05/01/2028
458,873
500,000 2.000
05/01/2029
448,392
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
425,000 3.000
05/01/2041
335,183

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
$ 485,000 5.300%
05/01/2044
$ 489,806
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
135,000 2.500
(d)
05/01/2025
133,101
440,000 3.200
(d)
05/01/2030
414,061
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
275,000 3.875
05/01/2029
273,180
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
560,000 4.125
(d)
11/01/2028
561,262
250,000 4.750
(d)
11/01/2048
238,521
Landings Community Development District City of Palm Coast
Florida Special Assessment Bonds North Tract Series 2024
(NR/NR)
275,000 5.000
05/01/2031
275,655
1,025,000 5.500
05/01/2044
1,027,969
860,000 5.800
05/01/2055
863,805
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
490,000 3.000
05/01/2025
480,619
500,000 3.000
05/01/2026
483,337
520,000 3.000
05/01/2027
496,909
535,000 3.000
05/01/2028
505,011
550,000 3.000
05/01/2029
515,376
1,605,000 3.000
05/01/2035
1,414,721
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
535,000 3.375
05/01/2030
507,512
925,000 4.000
05/01/2038
855,278
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
235,000 4.375
05/01/2027
235,329
435,000 4.750
05/01/2032
441,027
370,000 5.000
05/01/2042
373,292
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
2,375,000 5.250
(i)
11/15/2044
2,552,138
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-1 (NR/BBB+)
1,850,000 4.750
(i)
11/15/2029
1,853,918
Lee County Moody River Estates Community Development
District Special Assessment Refunding Senior Series 2017 A-1
(NR/A-)
330,000 3.500
05/01/2025
327,604
340,000 3.500
05/01/2026
334,974
Lee Memorial Health System Hospital Revenue & Revenue
Refunding Bonds 2019 Series A-2 (A2/A+)
4,590,000 5.000
(a)(b)
04/01/2033
4,656,616
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
$ 200,000 3.125%
05/01/2025
$ 198,246
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,210,000 5.000
05/01/2038
1,225,056
Longleaf Community Development District (NR/NR)
391,000 5.375
05/01/2030
391,183
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
405,000 4.500
(d)
05/01/2031
408,633
LT Ranch Community Development District Capital Improvement
RB Series 2022-1 (NR/NR)
100,000 5.300
05/01/2032
103,271
285,000 5.750
05/01/2042
296,487
460,000 5.900
05/01/2053
474,779
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
255,000 3.000
05/01/2025
252,477
975,000 3.400
05/01/2030
925,851
1,420,000 4.000
05/01/2040
1,296,328
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
500,000 4.875
05/01/2031
502,182
315,000 5.700
05/01/2044
318,053
1,150,000 5.750
05/01/2044
1,161,117
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
1,100,000 3.250
05/01/2031
1,020,332
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
185,000 2.500
05/01/2026
179,223
700,000 3.125
05/01/2031
644,203
775,000 3.450
05/01/2041
639,847
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
290,000 4.000
05/01/2029
289,203
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
885,000 3.625
06/15/2030
848,052
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,345,000 6.625
(d)
05/01/2053
1,463,347
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
350,000 4.000
05/01/2032
344,699
1,050,000 4.250
05/01/2042
969,744
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
250,000 5.100
05/01/2031
251,694
450,000 5.700
05/01/2044
456,242
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(d)
11/01/2029
1,018,716

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Meadow Pines Community Development District Special
Assessment Refunding Bonds Senior Lien Series 2014 1
(NR/A)
$ 745,000 4.450%
05/01/2030
$ 745,093
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
505,000 3.000
05/01/2031
462,170
1,785,000 3.250
05/01/2041
1,435,568
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
750,000 5.400
05/01/2043
773,803
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
30,000,000 5.000
10/01/2038
30,181,182
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
11,565,000 5.000
10/01/2040
11,764,962
Miami RB Refunding Parking System Series 2019
(BAM) (A1/AA)
1,000,000 4.000
10/01/2038
1,003,055
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
1,000,000 4.750
11/01/2027
1,017,418
850,000 5.125
11/01/2039
865,355
2,350,000 5.250
11/01/2049
2,390,714
Miami-Dade County Aviation Revenue Refunding Bonds Series
2019A (NR/A+)
2,225,000 5.000
10/01/2049
2,274,450
Miami-Dade County Capital Asset Acquisition Special Obligation
Bonds Series 2023A (Aa2/AA)
3,770,000 5.000
04/01/2045
4,023,280
9,810,000 5.000
04/01/2048
10,396,883
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
430,000 5.000
(d)
07/01/2037
442,819
670,000 5.250
(d)
07/01/2042
688,043
Miami-Dade County Seaport Revenue Refunding Bonds Series
2021A (AGM) (A3/AA)
10,000,000 4.000
10/01/2041
9,654,671
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
2,715,000 5.250
10/01/2052
2,868,628
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,425,000 4.000
10/01/2051
1,391,175
Miami-Dade County, Florida Seaport RR Bonds, Series 2022A
(AMT) (A3/NR)
2,030,000 5.000
10/01/2042
2,159,145
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
4,500,000 5.000
05/01/2037
4,500,510
Mirada Community Development District Pasco County Florida
Capital Improvement RB Series 2024 Assessment Area Five
(NR/NR)
1,000,000 5.000
05/01/2034
1,008,157
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
$ 500,000 4.750%
05/01/2031
$ 501,111
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
210,000 2.500
05/01/2026
203,083
740,000 3.125
05/01/2031
666,711
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
440,000 4.625
05/01/2027
442,744
295,000 5.125
05/01/2032
304,416
Mitchell Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
65,000 3.125
12/15/2024
64,734
675,000 3.375
12/15/2030
643,669
1,500,000 4.000
12/15/2039
1,371,609
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
1,545,000 5.250
11/01/2035
1,548,912
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
500,000 3.500
05/01/2031
471,858
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(d)
05/01/2026
121,749
130,000 3.500
(d)
05/01/2027
125,651
135,000 3.500
(d)
05/01/2028
130,741
140,000 3.500
(d)
05/01/2029
135,076
700,000 3.500
(d)
05/01/2038
631,162
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
10,000 3.125
(d)
05/01/2025
9,913
30,000 3.500
(d)
05/01/2031
28,416
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
750,000 4.875
05/01/2031
754,914
715,000 5.750
05/01/2044
725,150
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
370,000 4.625
05/01/2031
371,705
495,000 5.450
05/01/2044
499,488
North AR-1 Pasco Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
135,000 2.625
05/01/2026
131,173
280,000 3.125
05/01/2031
258,920
North Loop Community Development District
250,000 5.625
05/01/2030
258,612
525,000 6.375
05/01/2043
564,811
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
280,000 2.450
11/01/2026
268,917
500,000 3.000
11/01/2031
458,425
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
215,000 5.250
(d)
05/01/2032
218,232

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
$ 135,000 2.625%
05/01/2025
$ 133,118
495,000 3.125
05/01/2030
462,289
430,000 3.625
05/01/2040
370,035
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (BAM) (NR/AA)
655,000 5.000
10/01/2030
705,466
575,000 5.000
10/01/2031
620,081
1,025,000 5.000
10/01/2033
1,103,790
1,205,000 5.000
10/01/2034
1,298,789
1,000,000 5.000
10/01/2036
1,075,083
1,975,000 5.000
10/01/2037
2,114,985
2,075,000 5.000
10/01/2038
2,210,011
2,180,000 5.000
10/01/2039
2,313,942
2,630,000 5.000
10/01/2044
2,737,703
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
285,000 4.875
05/01/2030
290,252
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
60,000 2.500
06/15/2025
59,122
300,000 3.000
06/15/2030
284,174
315,000 4.000
06/15/2040
288,409
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
350,000 4.250
06/15/2030
354,335
585,000 5.250
06/15/2043
604,351
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.100
05/01/2029
823,693
Orlando Utilities Commission RB Series 2021 B (Aa2/AA)
4,325,000 1.250
(a)(b)
10/01/2046
3,793,336
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
350,000 3.500
05/01/2030
333,900
Osceola County Expressway System Senior Lien Convertible
Capital Appreciation RB Series 2014B-2 (NR/NR)
5,000,000 0.000
(c)(h)
10/01/2031
5,820,542
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2016 (NR/NR)
3,280,000 5.875
11/01/2037
3,405,746
3,495,000 6.000
11/01/2047
3,604,009
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
640,000 4.875
(d)
11/01/2028
651,540
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
400,000 5.000
10/01/2026
410,974
Osceola Village Center Community Development District Special
Assessment Bond Series 2021 (NR/NR)
80,000 2.375
(d)
05/01/2026
77,397
180,000 2.875
(d)
05/01/2031
163,576
365,000 3.300
(d)
05/01/2041
296,698
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
525,000 4.125
06/15/2030
528,738
950,000 5.000
06/15/2043
962,223
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
$ 4,000,000 5.000%
10/01/2034
$ 4,317,644
1,810,000 5.000
10/01/2043
1,882,959
3,280,000 5.250
10/01/2053
3,396,913
Palm Beach County Health Facilities Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 B (NR/NR)
250,000 4.000
11/15/2041
239,105
1,030,000 5.000
11/15/2042
1,069,183
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
2,300,000 4.000
05/15/2053
1,754,616
1,825,000 5.000
05/15/2053
1,649,757
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
615,000 4.000
05/15/2030
588,839
8,190,000 4.000
05/15/2036
7,518,160
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
945,000 7.500
05/15/2053
1,050,179
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
820,000 4.700
05/01/2033
834,010
400,000 5.400
05/01/2043
410,424
Palm Coast Park Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 2.800
05/01/2031
248,551
730,000 3.125
05/01/2041
577,493
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
45,000 3.400
05/01/2025
44,715
245,000 3.750
05/01/2030
237,436
965,000 4.150
05/01/2040
894,489
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
215,000 3.500
11/01/2025
212,669
225,000 3.500
11/01/2026
221,502
230,000 3.500
11/01/2027
225,368
240,000 3.500
11/01/2028
233,818
Palm Glades Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
785,000 4.000
(d)
05/01/2050
656,512
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
350,000 3.750
05/01/2031
340,558
1,045,000 4.000
05/01/2036
1,031,896
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
160,000 4.000
05/01/2027
159,714
3,575,000 5.000
05/01/2039
3,609,219
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
655,000 2.875
11/01/2031
582,588
1,150,000 3.150
11/01/2041
904,112

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Parker Pointe Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2024
(NR/NR)
$ 700,000 5.500%
(i)
05/01/2044
$ 704,350
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
465,000 4.750
05/01/2030
472,140
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
625,000 3.125
05/01/2030
583,371
800,000 3.750
05/01/2040
696,705
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
345,000 4.250
05/01/2031
341,002
1,030,000 4.500
05/01/2038
1,008,615
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
265,000 4.000
05/01/2026
262,427
275,000 4.000
05/01/2027
271,586
285,000 4.125
05/01/2028
281,732
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
355,000 4.625
05/01/2030
357,824
515,000 5.375
05/01/2043
524,162
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
435,000 4.000
05/01/2030
431,760
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
250,000 5.625
05/01/2044
254,142
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
375,000 4.875
05/01/2031
377,711
700,000 5.800
05/01/2044
716,238
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
130,000 2.500
05/01/2026
126,061
335,000 3.125
05/01/2031
310,167
Pasco Community Development District Capital Improvement RB
Series 2021A (NR/NR)
210,000 3.250
05/01/2031
195,724
750,000 3.550
05/01/2041
632,425
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
480,000 5.250
09/01/2035
544,113
500,000 5.250
09/01/2036
565,457
250,000 5.500
09/01/2037
286,295
210,000 5.500
09/01/2038
239,018
3,665,000 5.750
09/01/2054
4,108,664
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
475,000 4.000
05/01/2026
473,194
515,000 4.000
05/01/2028
512,945
1,315,000 4.500
05/01/2031
1,317,893
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
$ 390,000 4.250%
06/15/2030
$ 393,116
Pentathlon Community Development District Special Assessment
Revenue Refunding Series 2012 (NR/A-)
1,330,000 4.500
11/01/2033
1,330,217
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
225,000 3.000
(d)
12/15/2031
214,477
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
545,000 2.000
05/01/2028
490,447
555,000 2.000
05/01/2029
489,238
565,000 2.125
05/01/2030
487,230
1,000,000 2.625
05/01/2034
846,406
990,000 2.800
05/01/2037
814,467
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
145,000 2.750
05/01/2025
143,304
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,900,000 5.000
07/01/2029
1,941,756
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
20,000 2.875
05/01/2025
19,756
170,000 3.250
05/01/2031
158,234
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
435,000 2.800
05/01/2025
429,436
3,325,000 3.200
05/01/2031
3,094,562
1,870,000 3.500
05/01/2037
1,651,234
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
250,000 4.600
05/01/2031
251,887
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
275,000 4.750
11/01/2029
282,012
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
30,000 3.250
11/01/2024
29,907
555,000 3.500
11/01/2030
543,854
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
110,000 2.500
05/01/2026
107,422
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
310,000 3.250
05/01/2027
302,238
1,820,000 4.000
05/01/2042
1,612,485
Prosperity Lakes Community Development District
690,000 5.875
12/15/2043
725,946
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
90,000 2.200
12/15/2026
86,296
485,000 2.700
12/15/2031
442,222
735,000 3.125
12/15/2041
589,709

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Ranches At Lake Mcleod Community Development District Polk
County, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
$ 625,000 5.250%
06/15/2043
$ 641,097
Randal Park Community Development District Randal Walk
Special Assessment RB Series 2018 (NR/NR)
185,000 4.500
(d)
05/01/2029
187,189
Randal Park Community Development District Special Assessment
RB Series 2015 (NR/NR)
185,000 4.250
11/01/2025
185,226
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
370,000 4.250
05/01/2031
369,893
Reserve At Van Oaks Community Development District City of
Auburndale, Florida Special Assessment Bonds, Series 2023
Series 2023 Project (NR/NR)
670,000 5.125
05/01/2043
685,432
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
165,000 5.000
05/01/2025
167,349
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
425,000 4.000
05/01/2030
421,494
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
1,150,000 3.000
05/01/2036
1,011,110
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
405,000 4.000
05/01/2030
407,488
615,000 4.500
05/01/2040
607,303
610,000 4.750
05/01/2050
581,987
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
190,000 3.000
05/01/2032
178,376
400,000 3.300
05/01/2042
334,108
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
290,000 4.750
05/01/2030
292,833
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
280,000 4.750
05/01/2027
282,629
700,000 5.000
05/01/2032
721,558
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
125,000 4.375
05/01/2030
125,988
275,000 5.250
05/01/2043
281,992
River Bend Community Development District Special Assessment
RB Refunding Senior Series 2016 A-1 (NR/A-)
2,390,000 4.000
05/01/2031
2,346,763
890,000 4.000
05/01/2035
868,001
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
295,000 2.375
05/01/2026
285,106
600,000 3.000
05/01/2031
552,026
River Hall Community Development District
700,000 6.250
05/01/2043
743,780
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
$ 155,000 2.750%
05/01/2025
$ 152,918
690,000 3.250
05/01/2031
644,571
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-2 (NR/NR)
80,000 3.000
05/01/2026
78,229
1,000,000 3.000
05/01/2031
919,534
1,000,000 3.000
05/01/2036
850,800
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
70,000 3.000
05/01/2025
69,327
470,000 3.600
05/01/2030
450,115
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
100,000 2.400
05/01/2026
96,773
300,000 3.000
05/01/2031
275,390
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
125,000 2.400
(d)
05/01/2026
121,008
300,000 3.000
(d)
05/01/2031
275,108
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
05/01/2044
1,011,242
Rivington Community Development District Special Assessment
RB Series 2022 (NR/NR)
4,065,000 4.000
05/01/2052
3,346,059
Rolling Hills Community Development District Capital
Improvement and Refunding Bonds Series 2022A-2 (NR/NR)
1,000,000 3.650
05/01/2032
942,219
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
965,000 3.750
05/01/2042
818,502
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
170,000 5.625
(d)
05/01/2029
173,361
830,000 6.250
(d)
05/01/2042
875,331
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
615,000 2.850
05/01/2027
586,800
1,100,000 3.200
05/01/2032
1,004,174
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
410,000 3.400
11/01/2041
340,106
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
820,000 5.000
05/01/2043
829,890
Rye Ranch Community Development District
235,000 5.700
05/01/2030
243,182
1,000,000 6.500
05/01/2043
1,083,775
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
660,000 5.750
(d)
11/01/2043
680,241
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
120,000 2.500
06/15/2025
118,087
320,000 3.000
06/15/2030
305,304
290,000 4.000
06/15/2040
276,122

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
$ 215,000 2.625%
12/15/2027
$ 205,082
355,000 3.100
12/15/2032
331,568
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
450,000 4.750
05/01/2031
450,429
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
585,000 5.250
05/01/2042
594,833
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
670,000 2.375
05/01/2035
556,070
1,425,000 2.625
05/01/2040
1,113,214
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,000,000 3.750
(d)
06/15/2031
961,163
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
450,000 3.000
11/01/2031
429,524
1,100,000 3.300
11/01/2041
962,694
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
500,000 5.750
11/01/2042
528,017
Savanna Lakes Community Development District Lee County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
815,000 5.125
(d)
06/15/2043
832,230
Sawgrass Village Community Development District
415,000 5.250
11/01/2030
423,732
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
300,000 4.700
(d)
05/01/2031
301,348
700,000 5.550
(d)
05/01/2044
706,935
Sawgrass Village Community Development District Manatee
County, Florida Special Assessment Bonds, Series 2023 Series
2023 Project (NR/NR)
525,000 4.875
05/01/2030
531,305
1,260,000 5.500
05/01/2043
1,286,302
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
1,100,000 6.125
11/01/2043
1,159,837
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
170,000 2.750
05/01/2025
168,082
465,000 3.250
05/01/2030
451,186
560,000 3.750
05/01/2040
514,347
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
645,000 5.125
05/01/2030
655,562
Scenic Terrace South Community Development District
400,000 6.500
11/01/2043
426,721
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
260,000 3.750
05/01/2027
256,650
565,000 4.125
05/01/2032
555,195
1,240,000 4.500
05/01/2042
1,168,187
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
$ 725,000 5.250%
(d)
06/15/2043
$ 743,668
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
600,000 5.000
06/15/2043
611,256
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
400,000 4.400
10/01/2027
400,905
550,000 5.000
10/01/2032
561,840
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
1,000,000 5.500
05/01/2043
1,029,445
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
3,300,000 4.700
05/01/2034
3,309,112
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
70,000 4.000
(d)
11/01/2024
69,953
735,000 4.500
(d)
11/01/2029
742,315
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
395,000 4.625
05/01/2030
400,002
725,000 5.500
05/01/2043
749,999
Shingle Creek at Bronson Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
1,000,000 3.500
06/15/2041
897,498
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,895,000 4.000
05/01/2029
1,891,921
5,000,000 4.750
05/01/2039
4,968,411
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 3.300
06/15/2032
147,823
450,000 4.000
06/15/2042
399,349
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
1,000,000 5.550
05/01/2044
1,015,880
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
900,000 3.000
06/15/2032
823,351
1,905,000 3.250
06/15/2042
1,627,771
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
695,000 5.375
05/01/2043
714,581
Six Mile Creek Community Development District Capital
Improvement & Refunding RB Series 2021 (NR/NR)
120,000 2.500
05/01/2026
116,586
325,000 3.100
05/01/2031
300,776
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
155,000 2.500
05/01/2026
150,732
720,000 3.000
05/01/2031
662,925

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
$ 140,000 3.125%
11/01/2025
$ 138,764
495,000 3.625
11/01/2031
496,568
300,000 4.125
11/01/2040
292,801
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
1,100,000 5.500
05/01/2043
1,135,551
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.200
05/01/2031
504,391
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
950,000 5.625
(d)
05/01/2044
955,741
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
700,000 5.250
05/01/2043
715,783
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
120,000 2.375
06/15/2026
116,328
175,000 2.875
06/15/2031
163,816
475,000 3.250
06/15/2041
398,021
South Fork East Community Development District Capital
Improvement RB Refunding Series 2017 (NR/BBB)
445,000 3.450
05/01/2025
437,997
465,000 3.625
05/01/2026
453,673
975,000 4.125
05/01/2036
933,515
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
125,000 4.250
(d)
11/01/2024
125,027
730,000 4.500
(d)
11/01/2029
739,091
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
590,000 4.625
05/01/2029
598,870
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
355,000 2.750
11/01/2024
351,852
370,000 3.000
11/01/2025
359,958
Southern Groves Community Development District No. 5 Special
Assessment Bond Series 2021 (NR/NR)
185,000 2.400
05/01/2026
179,727
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
300,000 3.250
05/01/2029
288,070
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
35,000 3.375
05/01/2025
34,802
610,000 4.000
05/01/2030
615,444
330,000 4.300
05/01/2040
324,633
300,000 4.500
05/01/2046
285,774
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
580,000 5.375
05/01/2044
0
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
$ 470,000 4.375%
05/01/2031
$ 471,326
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
900,000 4.000
12/15/2036
815,728
St. Johns County Water & Sewer RB Series 2022 (Aa2/AAA)
7,065,000 5.000
06/01/2047
7,644,342
St. Johns County, Florida Water and Sewer RB, Series 2022
(Aa2/AAA)
14,955,000 5.000
06/01/2052
15,948,471
State of Florida State Board of Education Public Education Capital
Outlay Refunding Bonds 2024 Series A (Aaa/AAA)
3,645,000 5.000
06/01/2026
3,771,045
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
95,000 2.450
05/01/2026
91,888
Stillwater Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
155,000 2.375
(d)
06/15/2026
149,563
Stonebrier Community Development District Special Assessment
Refunding Series 2016 (NR/A-)
280,000 3.000
05/01/2025
276,769
290,000 3.000
05/01/2026
284,170
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
330,000 3.000
(d)
11/01/2032
296,460
585,000 3.300
(d)
11/01/2041
477,028
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
855,000 6.375
11/01/2052
933,830
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.000
06/15/2030
504,413
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
825,000 5.375
06/15/2043
870,161
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
280,000 2.500
(d)
12/15/2025
274,287
500,000 3.000
(d)
12/15/2030
480,395
1,000,000 3.500
(d)
12/15/2040
915,069
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
500,000 3.625
12/15/2030
478,590
870,000 4.000
12/15/2039
794,691
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
110,000 3.125
12/15/2025
108,222
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
220,000 4.300
06/15/2027
220,996
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
300,000 4.450
06/15/2031
303,678
550,000 5.250
06/15/2044
562,814

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
$ 250,000 3.000%
06/15/2032
$ 225,168
1,000,000 3.250
06/15/2042
797,134
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
125,000 2.375
(d)
06/15/2026
121,424
225,000 2.875
(d)
06/15/2031
213,275
275,000 3.300
(d)
06/15/2041
244,543
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
85,000 4.250
06/15/2027
85,260
260,000 4.500
06/15/2032
265,150
585,000 5.000
06/15/2042
592,993
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
545,000 5.250
(d)
05/01/2044
547,464
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
275,000 3.150
05/01/2031
253,601
650,000 3.450
05/01/2041
536,982
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
75,000 3.000
05/01/2025
74,242
455,000 3.300
05/01/2031
424,590
750,000 3.750
05/01/2040
654,145
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
75,000 2.400
05/01/2026
72,767
160,000 3.000
05/01/2031
150,996
Summerstone Community Development District Special
Assessment Bond for Phase Two Series 2021 (NR/NR)
375,000 2.750
(d)
05/01/2031
354,277
700,000 3.150
(d)
05/01/2041
608,590
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
165,000 3.250
05/01/2030
161,350
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
340,000 4.200
05/01/2027
339,129
460,000 4.600
05/01/2032
462,499
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-1 (AGM) (NR/AA)
395,000 2.500
05/01/2029
362,261
715,000 2.875
05/01/2033
635,813
1,430,000 3.000
05/01/2038
1,213,661
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
680,000 3.500
05/01/2029
663,111
Talis Park Community Development District Capital Improvement
RB Refunding Senior Series 2016 A-1 (NR/A+)
195,000 3.000
05/01/2025
191,688
200,000 3.000
05/01/2026
193,486
1,120,000 3.500
05/01/2031
1,062,125
1,355,000 4.000
05/01/2036
1,326,827
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
$ 160,000 2.375%
05/01/2026
$ 154,680
285,000 3.000
05/01/2031
261,104
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
7,090,000 4.000
10/01/2028
7,119,877
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,115,000 4.800
05/01/2036
1,118,987
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,655,000 3.400
06/15/2032
1,549,649
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,415,000 5.000
05/01/2043
1,428,032
The School Board of Sumter County Florida Certificates of
Participation Series 2024 (AGM) (NR/AA)
3,100,000 5.250
01/01/2049
3,371,070
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
400,000 2.350
12/15/2026
383,296
750,000 3.000
12/15/2031
681,468
2,000,000 3.300
12/15/2041
1,622,647
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
205,000 3.000
05/01/2027
196,834
210,000 3.125
05/01/2028
201,162
230,000 3.375
05/01/2032
217,086
Tohoqua Community Development District Special Assessment
Phase 4A/5A Project Series 2021 (NR/NR)
735,000 3.600
05/01/2041
644,851
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
330,000 5.200
(d)
05/01/2028
337,892
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 4.625
05/01/2028
303,793
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-1 (AGM) (NR/AA)
4,695,000 3.000
05/01/2033
4,333,758
5,280,000 3.000
05/01/2037
4,688,545
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
760,000 3.850
05/01/2029
754,261
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 B (AGM) (NR/AA)
2,025,000 3.000
05/01/2033
1,864,675
4,925,000 3.000
05/01/2040
4,189,224
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
2,965,000 3.750
(d)
05/01/2029
2,929,573
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
1,875,000 5.000
11/01/2029
1,915,782

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR) – (continued)
$ 95,000 5.375%
11/01/2039
$ 98,954
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
410,000 4.250
(d)
06/15/2028
411,307
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
130,000 3.125
12/15/2025
127,783
735,000 3.625
12/15/2031
694,901
450,000 4.000
12/15/2040
400,338
Town of Davie RB Refunding for Nova Southeastern University,
Inc. Series 2018 (A3/A-)
750,000 5.000
04/01/2030
786,044
650,000 5.000
04/01/2031
681,397
10,430,000 5.000
04/01/2048
10,678,923
Town of Davie, Florida Educational
Facilities Revenue and Refunding Bonds
(Nova Southeastern University Project), Series 2018 (A3/A-)
550,000 5.000
04/01/2032
575,457
Town of Palm Beach GO Bonds for Underground Utility Project
Series 2018 (Aaa/AAA)
2,000,000 4.000
07/01/2043
2,009,852
7,000,000 4.000
07/01/2047
7,009,608
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
360,000 4.000
05/01/2030
356,950
595,000 4.375
05/01/2039
573,807
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
415,000 3.125
(d)
05/01/2030
395,548
475,000 3.625
(d)
05/01/2040
424,237
Towns At Woodsdale Community Development District
645,000 6.125
(d)
11/01/2043
681,244
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
200,000 2.300
05/01/2026
193,337
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
70,000 4.375
(d)
11/01/2024
70,053
485,000 5.250
(d)
11/01/2039
509,499
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
120,000 2.500
(d)
05/01/2025
118,501
235,000 3.250
(d)
05/01/2030
228,596
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,190,000 3.125
(d)
11/01/2041
941,625
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
105,000 2.500
11/01/2026
100,770
200,000 3.000
11/01/2031
181,750
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
490,000 4.125
05/01/2029
490,923
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
3,955,000 4.625
(d)
11/01/2038
3,904,771
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
$ 55,000 4.000%
11/01/2024
$ 54,934
495,000 4.500
11/01/2029
501,064
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
2,000,000 4.750
11/01/2047
1,903,076
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
110,000 3.000
11/01/2024
109,508
700,000 3.375
11/01/2030
659,574
TSR Community Development District Special Assessment RB for
Village 1 Project Series 2015 (NR/NR)
215,000 4.375
11/01/2025
215,181
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
150,000 3.000
05/01/2027
144,864
465,000 3.375
05/01/2032
431,551
1,430,000 4.000
05/01/2042
1,276,315
Turnbull Creek Community Development District Senior Special
Assessment Refunding Bonds Series 2015 A-1 (NR/A)
995,000 4.250
05/01/2031
986,939
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
440,000 4.800
05/01/2031
442,381
1,065,000 5.625
05/01/2044
1,077,709
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
270,000 4.500
05/01/2030
271,513
500,000 5.375
05/01/2043
508,539
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
225,000 5.125
05/01/2030
228,712
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
375,000 2.625
05/01/2025
367,898
385,000 3.000
05/01/2026
373,141
400,000 3.125
05/01/2027
388,929
410,000 3.250
05/01/2028
397,282
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
20,000 4.200
05/01/2026
20,026
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
115,000 3.000
12/15/2024
114,286
1,000,000 3.375
12/15/2030
943,232
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,370,000 5.000
(d)
12/15/2032
1,416,304
2,000,000 5.000
(d)
12/15/2037
2,044,472
4,470,000 5.000
(d)
12/15/2047
4,444,817

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
$ 2,800,000 5.750%
05/01/2043
$ 2,891,519
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,440,000 5.125
05/01/2042
1,453,427
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
600,000 5.125
11/01/2030
610,357
2,000,000 6.000
11/01/2043
2,083,910
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
485,000 4.800
(d)
05/01/2031
486,251
700,000 5.625
(d)
05/01/2044
703,663
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
600,000 5.375
05/01/2033
622,518
Union Park East Community Development District Special
Assessment Bonds for Assessment Area 3 Project Series 2021
(NR/NR)
205,000 3.350
(d)
05/01/2041
166,983
225,000 4.000
(d)
05/01/2051
186,984
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
300,000 2.500
05/01/2027
287,526
310,000 2.500
05/01/2028
291,571
315,000 2.625
05/01/2029
295,708
1,060,000 3.000
05/01/2034
969,381
2,130,000 3.125
05/01/2038
1,902,419
1,725,000 3.250
05/01/2040
1,547,821
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
1,000,000 5.125
05/01/2043
1,021,588
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
885,000 4.300
05/01/2030
893,655
965,000 5.250
05/01/2043
990,234
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
120,000 3.000
(d)
05/01/2025
118,870
525,000 3.500
(d)
05/01/2031
497,470
975,000 4.000
(d)
05/01/2040
885,771
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
1,000,000 3.625
05/01/2041
862,876
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
1,000,000 4.625
(d)
05/01/2029
1,013,588
1,000,000 5.000
(d)
05/01/2038
1,022,314
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
60,000 4.000
11/01/2024
59,974
320,000 4.500
11/01/2029
324,299
Veranda Community Development District II Special Assessment
Area 1 Preserve West Project Series 2018 A (NR/NR)
65,000 4.000
11/01/2024
64,971
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special
Assessment Area 1 Preserve West Project Series 2018 A
(NR/NR) – (continued)
$ 365,000 4.500%
11/01/2029
$ 369,920
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
45,000 2.500
(d)
05/01/2026
43,611
130,000 3.100
(d)
05/01/2031
119,767
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
95,000 2.500
(d)
05/01/2026
92,067
260,000 3.100
(d)
05/01/2031
239,534
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
375,000 4.500
05/01/2031
378,388
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
660,000 4.250
05/01/2031
664,261
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
800,000 5.250
06/15/2043
820,023
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
1,000,000 4.250
05/01/2037
958,948
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
650,000 3.750
05/01/2026
645,126
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
355,000 3.500
(d)
05/01/2025
349,929
370,000 3.625
(d)
05/01/2026
364,314
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
195,000 4.750
11/01/2025
195,997
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
850,000 4.625
05/01/2031
854,688
750,000 5.500
05/01/2044
759,077
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.450
11/01/2042
1,066,787
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
285,000 4.625
05/01/2030
289,037
450,000 5.375
05/01/2043
464,134
Verano No 3 Community Development District Special Assessment
for Phase 1 Assessment Area Series 2021 (NR/NR)
165,000 2.375
05/01/2026
159,874
300,000 3.000
05/01/2031
276,781
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
250,000 3.250
05/01/2031
232,304
235,000 4.000
05/01/2040
212,592

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
$ 50,000 2.875%
05/01/2025
$ 49,221
250,000 3.250
05/01/2031
232,304
1,050,000 4.000
05/01/2040
949,880
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
40,000 2.875
05/01/2025
39,376
250,000 3.250
05/01/2031
232,304
815,000 4.000
05/01/2040
737,288
Verona Walk Community Development District Special Assessment
Senior Lien RB Refunding for Capital Improvement Series
2013 A-1 (NR/A)
495,000 4.250
05/01/2030
495,010
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
380,000 2.000
05/01/2027
348,259
385,000 2.000
05/01/2028
343,433
395,000 2.000
05/01/2029
344,889
150,000 2.125
05/01/2030
128,010
Viera Stewardship District Special Assessment RB Series 2021
(NR/NR)
300,000 2.300
05/01/2026
289,641
930,000 2.800
05/01/2031
837,130
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
1,465,000 4.600
05/01/2033
1,488,798
900,000 5.300
05/01/2043
922,835
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
170,000 3.125
05/01/2025
168,795
500,000 3.500
05/01/2030
478,491
930,000 3.750
05/01/2037
845,102
Village Community Development District No. 12 Special
Assessment RB Series 2018 (NR/NR)
735,000 3.800
05/01/2028
735,980
1,795,000 4.000
05/01/2033
1,795,107
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
1,200,000 3.000
05/01/2029
1,151,253
1,420,000 3.375
05/01/2034
1,345,433
3,765,000 3.550
05/01/2039
3,453,293
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
575,000 1.875
(d)
05/01/2025
565,924
2,845,000 2.625
(d)
05/01/2030
2,640,004
3,280,000 3.000
(d)
05/01/2035
2,936,426
Village Community Development District No. 15 City of
Wildwood, Florida Special Assessment RB, Series 2023
(NR/NR)
825,000 4.250
(d)
05/01/2028
829,626
1,250,000 4.375
(d)
05/01/2033
1,264,514
1,025,000 4.850
(d)
05/01/2038
1,047,432
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (BAM) (NR/AA)
1,670,000 3.500
05/01/2032
1,637,767
1,965,000 4.000
05/01/2037
1,971,630
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
$ 305,000 4.000%
05/01/2026
$ 307,058
290,000 4.000
05/01/2027
293,262
305,000 4.000
05/01/2028
310,632
320,000 4.000
05/01/2029
326,248
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
885,000 2.550
05/01/2031
806,199
1,900,000 2.850
05/01/2036
1,642,816
2,400,000 3.000
05/01/2041
1,958,368
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 4.625
05/01/2027
100,322
235,000 4.875
05/01/2032
239,542
610,000 5.125
05/01/2042
616,812
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
210,000 3.150
05/01/2032
192,444
500,000 3.450
05/01/2042
408,653
Villamar Community Development District Special Assessment
Bonds for Phase 3 Project Series 2022 (NR/NR)
105,000 3.125
11/01/2027
101,554
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
110,000 3.250
05/01/2027
107,178
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
220,000 4.000
05/01/2029
219,182
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
65,000 2.625
05/01/2025
64,272
245,000 3.200
05/01/2030
237,313
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
325,000 4.625
05/01/2031
328,567
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
220,000 2.750
11/01/2024
217,805
225,000 3.000
11/01/2025
217,750
230,000 3.200
11/01/2026
220,638
1,400,000 4.125
11/01/2046
1,242,079
Waterford Landing Community Development District Capital
Improvement RB Series 2014 (NR/NR)
510,000 5.500
05/01/2034
510,381
925,000 5.750
05/01/2044
925,479
Waters Edge Community Development District Capital
Improvement RB Refunding Senior Lien Series 2015 A-1
(NR/A)
2,145,000 4.000
05/01/2031
2,082,692
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
500,000 5.125
(d)
11/01/2038
508,268
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
2,340,000 5.500
11/01/2045
2,343,425

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
$ 400,000 4.250%
06/15/2030
$ 403,500
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
65,000 3.250
11/01/2024
64,821
375,000 3.625
11/01/2029
365,734
1,000,000 4.000
11/01/2039
912,526
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.250
06/15/2043
926,468
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
255,000 2.750
(d)
05/01/2026
247,760
415,000 3.250
(d)
05/01/2031
385,478
515,000 3.625
(d)
05/01/2041
435,758
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
170,000 4.750
05/01/2032
171,565
300,000 5.125
05/01/2042
300,200
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
95,000 2.650
(d)
05/01/2025
93,282
630,000 3.000
(d)
05/01/2031
566,420
1,725,000 4.000
(d)
05/01/2040
1,561,564
1,595,000 4.000
(d)
05/01/2051
1,329,556
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
200,000 2.400
05/01/2026
193,511
575,000 3.000
05/01/2031
526,872
West Villages Improvement District Capital Improvement
RB for Unit Of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,000,000 5.375
05/01/2044
1,006,344
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
435,000 4.625
05/01/2029
440,091
475,000 5.375
05/01/2042
491,361
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
490,000 4.625
05/01/2030
496,085
770,000 5.375
05/01/2043
794,742
West Villages Improvement District Unit of Development No. 3
Special Assessment Refunding Bonds Series 2017 (NR/NR)
2,530,000 5.000
05/01/2032
2,585,174
1,930,000 4.500
05/01/2034
1,939,541
3,390,000 5.000
05/01/2037
3,437,647
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
750,000 4.250
05/01/2029
753,566
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
105,000 2.500
05/01/2026
101,820
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
465,000 6.000
05/01/2043
493,645
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
$ 225,000 2.500%
05/01/2026
$ 218,185
Westside Community Development District Solara Phase 2
Assessment Area Special Assessment RB Series 2019
(NR/NR)
355,000 3.900
05/01/2029
352,064
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
810,000 3.750
(d)
05/01/2029
799,124
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
900,000 4.875
05/01/2031
906,264
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
130,000 2.500
05/01/2026
125,999
650,000 3.000
05/01/2031
594,119
1,400,000 3.250
05/01/2041
1,129,731
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
75,000 5.000
06/15/2029
76,132
1,000,000 5.750
06/15/2042
1,041,311
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
520,000 4.875
05/01/2028
523,915
975,000 5.375
05/01/2043
993,061
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
550,000 5.375
05/01/2043
560,175
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
575,000 5.375
05/01/2043
594,726
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
135,000 4.250
05/01/2031
134,882
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,285,000 3.750
(d)
06/15/2030
1,244,641
3,350,000 4.250
(d)
06/15/2039
3,119,978
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
750,000 5.625
05/01/2044
754,901
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,300,000 5.625
05/01/2042
1,354,935
Willows Community Development District Special Assessment RB
Series 2019 (NR/NR)
500,000 4.370
05/01/2029
503,929
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
85,000 2.400
05/01/2026
82,242
300,000 2.950
05/01/2031
273,441
865,000 3.350
05/01/2041
708,901

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
$ 200,000 4.250%
11/01/2029
$ 200,914
680,000 4.875
11/01/2039
681,863
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 Assessment
Area One Project (NR/NR)
315,000 4.600
05/01/2031
316,493
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
900,000 4.000
05/01/2042
784,804
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
25,000 3.000
05/01/2025
24,725
230,000 3.650
05/01/2030
220,854
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
775,000 4.875
05/01/2036
779,017
250,000 5.000
05/01/2047
248,622
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
235,000 2.500
05/01/2025
231,595
640,000 3.125
05/01/2030
597,550
Wynnfield Lakes Community Development District Special
Assessment Refunding Bonds Series 2014 (NR/BBB+)
1,450,000 4.500
05/01/2036
1,441,430
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
90,000 2.500
05/01/2026
87,222
340,000 3.000
05/01/2031
310,787
1,181,340,588
Georgia - 2.1%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bown Project Series 2009
(Baa1/A/A-2) (PUTABLE)
3,920,000 3.950
(a)(b)
12/01/2032
3,982,647
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(Baa1/A) (PUTABLE)
1,665,000 3.875
(a)(b)
10/01/2032
1,670,632
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,050,000 4.000
08/01/2053
1,015,085
City of Atlanta RB for Water & Wastewater Series 2018 B
(Aa2/AA-)
4,750,000 3.500
11/01/2043
4,309,034
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
2,380,000 5.750
04/01/2053
2,659,534
County of Fulton RB Refunding for Water & Sewerage Series 2013
A (Aa2/AA)
7,585,000 4.000
01/01/2035
7,551,711
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
840,000 4.000
06/01/2046
827,017
1,675,000 5.000
06/01/2049
1,833,944
1,635,000 5.000
06/01/2054
1,774,972
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Development Authority of Bartow County Pollution Control RB
First Series 1997 (Baa1/A)
$ 5,000,000 1.800%
(a)
09/01/2029
$ 4,251,740
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(Baa1/A) (PUTABLE)
4,355,000 3.375
(a)(b)
11/01/2053
4,321,420
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (Baa1/BBB+) (PUTABLE)
3,055,000 3.375
(a)(b)
11/01/2048
3,031,444
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(Baa1/A) (PUTABLE)
3,800,000 3.700
(a)(b)
10/01/2032
3,830,167
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
4,000,000 4.000
04/01/2050
3,793,555
Downtown Smyrna Development Authority, Georgia RB
(City of Smyrna Projects), Series 2021 (NR/AAA)
2,645,000 5.000
02/01/2027
2,770,707
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
290,000 5.000
03/01/2027
272,653
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
2,215,000 2.375
01/01/2031
1,989,836
1,850,000 4.000
01/01/2036
1,832,035
Glynn-Brunswick Memorial Hospital Authority RB Refunding
for Southeast Georgia Health System Obligated Group Series
2020 (Baa1/BBB)
775,000 4.000
08/01/2035
741,516
500,000 4.000
08/01/2036
475,893
750,000 4.000
08/01/2037
704,669
745,000 4.000
08/01/2038
695,994
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
2,800,000 5.000
05/15/2030
2,899,412
Main Street Natural Gas Inc. Gas Supply RB Series 2019B
(Aa2/NR)
24,050,000 4.000
(a)(b)
08/01/2049
24,060,734
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NONR)
15,875,000 4.000
(a)(b)
07/01/2052
15,939,843
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
10,295,000 4.000
(a)(b)
05/01/2052
10,327,708
Main Street Natural Gas Inc. Gas Supply RB Series 2022A
(A3/NR)
2,185,000 4.000
12/01/2026
2,168,416
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,745,000 5.000
(a)(b)
07/01/2053
8,215,558
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
2,760,000 5.000
(a)(b)
12/01/2053
2,950,495
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
1,215,000 5.000
05/15/2028
1,240,356

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
$ 24,500,000 5.000%
(a)(b)
09/01/2053
$ 26,011,184
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
2,850,000 5.000
(a)(b)
07/01/2054
2,898,297
Monroe County Development Authority Pollution Control RB First
Series 2009 (Baa1/A/A-1) (PUTABLE)
1,850,000 1.000
(a)(b)
07/01/2049
1,692,956
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(Baa1/A) (PUTABLE)
1,940,000 3.875
(a)(b)
12/01/2041
1,946,562
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(Baa1/A) (PUTABLE)
3,520,000 3.875
(a)(b)
06/01/2042
3,531,906
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(Baa1/A) (PUTABLE)
1,940,000 3.875
(a)(b)
04/01/2043
1,946,562
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4
Project M Bonds, Series 2023A (AGM) (A1/AA)
2,300,000 5.000
07/01/2053
2,422,391
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
4,360,000 5.000
01/01/2025
4,386,324
4,575,000 5.000
01/01/2026
4,670,482
4,805,000 5.000
01/01/2027
4,949,446
5,040,000 5.000
01/01/2028
5,259,104
5,295,000 5.000
01/01/2029
5,566,071
1,080,000 5.000
01/01/2034
1,137,956
Private Colleges & Universities Authority RB Refunding for Agnes
Scott College, Inc. Series 2021 (NR/A-)
495,000 5.000
06/01/2031
531,665
400,000 5.000
06/01/2032
430,674
500,000 5.000
06/01/2033
538,851
400,000 4.000
06/01/2034
404,543
500,000 4.000
06/01/2035
502,956
1,000,000 4.000
06/01/2045
951,727
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
2,615,000 4.000
(d)
01/01/2038
2,577,427
Savanah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds Series 2019A
(Baa2/BBB) (PUTABLE)
400,000 2.000
(a)(b)
11/01/2033
397,101
Savannah Economic Development Authority Pollution Control RB
Refunding for International Paper Company Series 2019 B
(Baa2/BBB)
1,925,000 1.900
08/01/2024
1,918,208
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,745,000 5.000
07/01/2025
4,828,687
201,639,807
Guam - 0.7%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
1,285,000 5.250
10/01/2030
1,301,991
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
$ 1,265,000 5.250%
10/01/2029
$ 1,283,328
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
765,000 3.099
10/01/2028
698,598
550,000 3.189
10/01/2029
493,612
740,000 3.489
10/01/2031
646,084
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
335,000 3.625
02/01/2025
332,541
2,045,000 4.250
02/01/2030
1,975,554
Guam Government GO Bonds Series 2019 (Baa3/BB-)
1,970,000 5.000
11/15/2031
1,998,563
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
2,755,000 5.000
12/01/2025
2,794,272
2,255,000 5.000
12/01/2026
2,309,416
2,000,000 5.000
12/01/2027
2,048,645
Guam Government RB Refunding Series 2021 E (Baa3/NR)
5,945,000 3.250
11/15/2026
5,760,806
Guam Government RB Refunding Series 2021 F (Baa3/NR)
525,000 5.000
01/01/2028
544,935
1,250,000 5.000
01/01/2030
1,321,591
950,000 5.000
01/01/2031
1,013,030
7,065,000 4.000
01/01/2042
6,794,989
Guam Power Authority RB Series 2014 A (AGM) (A1/AA)
325,000 5.000
10/01/2039
325,764
250,000 5.000
10/01/2044
250,356
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,825,000 5.000
10/01/2029
1,920,992
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
6,995,000 5.000
01/01/2050
7,185,936
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
125,000 5.000
07/01/2025
126,466
785,000 5.000
07/01/2026
803,900
500,000 5.000
07/01/2027
518,732
525,000 5.000
07/01/2028
544,956
345,000 5.000
07/01/2029
358,537
1,000,000 5.000
07/01/2035
1,038,743
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
1,375,000 5.000
07/01/2035
1,518,992
1,350,000 5.000
07/01/2036
1,495,797
1,325,000 5.000
07/01/2037
1,463,973
1,200,000 5.000
07/01/2039
1,308,475
1,000,000 5.000
07/01/2042
1,079,760
1,000,000 5.000
07/01/2044
1,072,384
1,100,000 5.000
07/01/2045
1,175,368
1,125,000 5.000
01/01/2046
1,196,388
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
8,650,000 5.000
01/01/2046
8,788,773
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
200,000 5.000
07/01/2037
206,701

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
$ 400,000 5.000%
07/01/2029
$ 414,678
600,000 5.000
07/01/2031
621,483
250,000 5.000
07/01/2033
258,905
225,000 5.000
07/01/2034
233,038
225,000 5.000
07/01/2036
233,004
Port Authority of Guam RB Series 2018 A (Baa2/A)
2,500,000 5.000
07/01/2048
2,528,090
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
300,000 5.000
11/01/2027
308,911
450,000 5.000
11/01/2028
466,813
450,000 5.000
11/01/2029
470,089
1,000,000 5.000
11/01/2030
1,048,637
70,282,596
Hawaii - 0.4%
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
220,000 5.000
(a)(b)
06/01/2027
224,370
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawaii Pacific University Project
Series 2024 (NR/BB)
2,900,000 5.000
(d)
07/01/2034
2,969,241
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
10,000,000 4.000
07/01/2047
9,632,989
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
6,575,000 4.000
03/01/2037
4,369,028
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
12,795,000 3.200
07/01/2039
8,333,062
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
1,040,000 3.500
10/01/2049
656,470
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
30,000 4.000
05/15/2026
29,951
35,000 5.000
05/15/2030
36,137
150,000 5.000
05/15/2031
154,795
180,000 5.000
05/15/2032
185,992
60,000 3.000
05/15/2033
52,195
100,000 3.000
05/15/2034
85,779
150,000 3.000
05/15/2035
126,701
670,000 3.250
05/15/2039
552,757
575,000 5.000
05/15/2044
582,519
1,000,000 5.000
05/15/2049
1,004,422
State of Hawaii Airports System RB Series 2022A (A1/AA-)
9,000,000 5.000
07/01/2051
9,322,003
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
4,775,000 3.100
05/01/2026
3,898,408
42,216,819
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Idaho - 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
$ 3,850,000 5.000%
09/01/2051
$ 4,084,364
Nez Perce County PCRB Refunding for Potlatch Corp. Project
Series 2016 (Baa3/BBB-)
4,515,000 2.750
10/01/2024
4,492,437
8,576,801
Illinois - 9.7%
Barrington Community Unit School District GO School Bonds
Series 2021 (NR/AAA)
2,255,000 5.000
12/01/2029
2,459,792
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
1,710,000 3.750
07/01/2041
1,612,896
Berwyn Municipal Securitization Corp. RB Refunding Series 2019
(AGM-CR) (NR/AA)
7,200,000 5.000
01/01/2035
7,716,146
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
3,900,000 5.000
04/01/2046
3,947,029
Board of Education of The City of Chicago
Unlimited Tax GO Refunding Bonds
(Dedicated Revenues), Series 2021B (NR/BB+)
5,000,000 5.000
12/01/2030
5,291,850
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
10,975,000 5.000
12/01/2042
10,974,104
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
900,000 5.000
12/01/2039
925,172
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
3,275,000 5.000
12/01/2047
3,303,131
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
1,900,000 5.000
12/01/2034
1,942,945
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2022B (NR/BB+)
5,000,000 4.000
12/01/2041
4,625,882
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
650,000 4.000
10/01/2043
608,625
Champaign County Community Unit School District No. 4
Champaign GO Bonds Series 2020 A (NR/AA)
350,000 0.000
(f)
01/01/2026
328,957
165,000 0.000
(f)
01/01/2027
148,736
240,000 0.000
(f)
01/01/2028
207,646
330,000 5.000
01/01/2029
349,978
110,000 5.000
01/01/2031
116,519
1,570,000 5.000
01/01/2032
1,658,999
630,000 5.000
01/01/2033
663,965
1,270,000 5.000
01/01/2034
1,335,252
Chicago Board of Education GO Bonds for Build America Bonds
Series 2009 E (Ba1/BB+)
7,690,000 5.482
12/01/2024
7,659,718
Chicago GO Bonds 2019A (NR/NR)
1,025,000 5.000
01/01/2027
1,068,328
100,000 5.000
01/01/2028
106,045

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago GO Bonds 2019A (NR/BBB+)
$ 2,750,000 5.000%
01/01/2027
$ 2,829,595
590,000 5.000
01/01/2028
615,153
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
3,550,000 6.000
04/01/2046
3,717,808
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2017 (NR/NR)
835,000 5.000
04/01/2034
859,110
500,000 5.000
04/01/2035
514,249
335,000 5.000
04/01/2036
344,193
1,300,000 5.000
04/01/2037
1,334,105
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
2,105,000 0.000
(f)
12/01/2026
1,901,492
1,625,000 0.000
(f)
12/01/2027
1,403,577
3,005,000 0.000
(f)
12/01/2029
2,365,439
4,465,000 0.000
(f)
12/01/2030
3,364,791
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
465,000 0.000
(f)
12/01/2027
401,639
1,040,000 0.000
(f)
12/01/2028
857,584
90,000 0.000
(f)
12/01/2029
70,845
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
510,000 0.000
(f)
01/01/2031
381,971
Chicago Illinois Board of Education GO Bonds Series 2015 C
(NR/BB+)
2,500,000 6.000
12/01/2035
2,513,305
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
4,070,000 0.000
(f)
12/01/2031
2,925,298
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
2,530,000 5.500
12/01/2026
2,564,958
11,080,000 5.500
12/01/2029
11,488,588
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
205,000 0.000
(f)
12/01/2025
193,323
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
2,870,000 5.250
12/01/2039
2,870,432
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
10,380,000 6.038
12/01/2029
10,408,831
2,500,000 6.138
12/01/2039
2,421,375
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
5,160,000 7.000
12/01/2044
5,326,267
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
7,125,000 6.500
12/01/2046
7,404,061
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
$ 1,825,000 5.000%
12/01/2024
$ 1,830,570
3,500,000 5.000
12/01/2025
3,537,274
1,270,000 5.000
12/01/2026
1,301,737
2,375,000 5.000
12/01/2027
2,448,811
2,500,000 5.000
12/01/2028
2,602,562
2,750,000 5.000
12/01/2030
2,870,441
4,700,000 5.000
12/01/2031
4,906,860
1,350,000 5.000
12/01/2032
1,409,291
3,800,000 5.000
12/01/2033
3,966,813
1,500,000 5.000
12/01/2034
1,565,669
1,000,000 5.000
12/01/2035
1,042,763
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 C
(AGM) (NR/AA)
2,180,000 5.000
12/01/2028
2,264,064
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 A (NR/BB+)
2,000,000 0.000
(f)
12/01/2025
1,882,942
2,000,000 0.000
(f)
12/01/2026
1,798,968
300,000 0.000
(f)
12/01/2027
257,998
2,500,000 4.000
12/01/2027
2,487,310
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
1,250,000 5.000
12/01/2024
1,254,367
1,000,000 5.000
12/01/2026
1,022,816
3,060,000 5.000
12/01/2028
3,179,700
1,000,000 5.000
12/01/2029
1,046,664
3,000,000 5.000
12/01/2030
3,126,395
1,000,000 5.000
12/01/2031
1,039,416
1,000,000 5.000
12/01/2032
1,039,284
1,000,000 5.000
12/01/2033
1,039,201
Chicago Illinois Capital Appreciation GO Bonds for City Colleges
Project Series 1999 (AGM-CR NATL) (A1/AA)
1,465,000 0.000
(f)
01/01/2030
1,169,697
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
880,000 0.000
(f)
01/01/2032
627,381
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
430,000 5.500
01/01/2037
431,964
2,920,000 5.500
01/01/2040
2,927,893
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
1,320,000 5.500
01/01/2039
1,324,163
Chicago Illinois GO Bonds Series 2019 (NR/BBB+)
4,280,000 5.000
01/01/2029
4,514,163
1,135,000 5.000
01/01/2031
1,192,350
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
4,435,000 5.000
01/01/2025
4,457,116
5,600,000 5.000
01/01/2038
5,628,052
Chicago Illinois GO Refunding Bonds Series 2017 A (NR/BBB+)
375,000 6.000
01/01/2038
390,052
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
4,340,000 5.000
01/01/2047
4,373,272

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 C (NR/A+)
$ 3,615,000 5.000%
01/01/2037
$ 3,672,351
Chicago Illinois O'Hare International Airport RB Refunding
General Airport Senior Lien Series 2016 D (NR/A+)
8,955,000 5.250
01/01/2035
9,309,666
Chicago Illinois Sales Tax Refunding Series 2002 (NR/NR)
1,105,000 5.000
01/01/2025
1,112,491
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
550,000 5.250
01/01/2042
567,260
1,330,000 4.000
01/01/2052
1,256,876
Chicago Park District GO LT Park Bonds Series 2024A (NR/AA-)
855,000 5.000
01/01/2039
950,540
515,000 5.000
01/01/2040
566,453
500,000 5.000
01/01/2041
544,994
Chicago Park District GO LT Refunding Bonds Series 2024B
(NR/AA-)
3,350,000 5.000
01/01/2038
3,745,735
Chicago Transit Authority Sales Tax Receipts RB Series 2014
(NR/AA)
25,240,000 5.250
12/01/2049
25,298,325
City of Belleville Sales Tax Revenue Tax Allocation Refunding for
Carlyle and Green Mount Redevelopment Project Series 2021
B (NR/NR)
270,000 3.250
07/01/2029
263,012
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2016 (NR/NR)
1,400,000 5.750
04/01/2034
1,475,779
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
2,500,000 5.000
04/01/2045
2,656,319
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
4,725,000 5.500
12/01/2026
4,810,756
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
2,550,000 5.000
12/01/2046
2,543,074
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
2,750,000 5.000
12/01/2046
2,757,441
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
2,300,000 5.000
12/01/2036
2,389,444
750,000 5.000
12/01/2038
772,498
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017C (NR/BB+)
500,000 5.000
12/01/2025
506,459
City of Chicago Board of Education UT GO Refunding Bonds
Series 2017H (NR/BB+)
4,500,000 5.000
12/01/2036
4,590,481
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
2,450,000 5.000
12/01/2029
2,555,306
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (NR/BB+)
2,000,000 5.000
12/01/2024
2,006,986
6,495,000 5.000
12/01/2025
6,578,901
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
$ 15,000,000 5.000%
12/01/2027
$ 15,466,172
5,450,000 5.000
12/01/2029
5,670,797
4,365,000 5.000
12/01/2030
4,552,573
City of Chicago Board of Education UT GO Refunding Bonds
Series 2022B (NR/BB+)
3,000,000 4.000
12/01/2037
2,904,572
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
1,300,000 5.125
12/01/2032
1,300,603
City of Chicago Chicago O'Hare International Airport
General Airport Senior Lien RR Bonds Series 2016B
(NON-AMT) (NR/A+)
2,000,000 5.000
01/01/2041
2,022,750
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
4,675,000 5.000
01/01/2026
4,753,392
670,000 5.000
01/01/2027
689,321
8,835,000 5.000
01/01/2028
9,202,206
940,000 5.000
01/01/2032
998,129
City of Chicago GO Bonds Refunding Series 2021A (NR/BBB+)
1,260,000 5.000
01/01/2027
1,296,469
City of Chicago GO Bonds Refunding Series 2021B (NR/BBB+)
301,000 4.000
01/01/2028
304,136
City of Chicago GO Bonds Series 2015A (NR/BBB+)
2,700,000 5.250
(c)
01/01/2025
2,718,280
City of Chicago GO Bonds Series 2019A (NR/BBB+)
10,995,000 5.500
01/01/2049
11,361,368
City of Chicago GO Bonds Series 2021B (NR/BBB+)
2,456,000 4.000
01/01/2038
2,402,503
5,330,000 4.000
01/01/2044
4,967,164
1,000,000 4.000
01/01/2049
898,167
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
1,000,000 5.000
01/01/2029
1,054,711
1,950,000 4.000
01/01/2035
1,952,863
3,250,000 5.000
01/01/2035
3,501,847
1,560,000 5.500
01/01/2043
1,643,662
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
2,745,000 5.000
01/01/2025
2,758,689
2,670,000 5.000
01/01/2029
2,816,078
10,215,000 5.000
01/01/2030
10,866,100
City of Chicago IL Waterworks Revenue RB Series 1999
(Baa1/A+)
1,560,000 5.000
11/01/2028
1,602,914
2,010,000 5.000
11/01/2029
2,066,514
1,000,000 5.000
11/01/2030
1,027,689
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
6,000,000 5.000
01/01/2037
6,509,454
4,750,000 5.000
01/01/2038
5,128,276
3,935,000 5.000
01/01/2039
4,214,653
City of Chicago Midway Airport Second Lien Revenue Refunding
Bonds Series 2016B (NR/A)
8,000,000 5.000
01/01/2041
8,097,966
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
4,500,000 5.500
01/01/2053
4,796,256

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
$ 1,500,000 5.250%
01/01/2053
$ 1,572,507
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
12,045,000 5.000
01/01/2032
12,086,664
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
5,660,000 5.000
01/01/2052
5,691,626
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,250,000 4.500
01/01/2048
2,247,136
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
2,375,000 5.000
01/01/2042
2,394,779
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A
(AMT) (NR/A+)
1,000,000 5.000
01/01/2029
1,003,624
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2016B (NR/A+)
4,250,000 5.000
01/01/2033
4,327,073
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
2,500,000 4.000
01/01/2042
2,489,614
City of Chicago Second Lien Wastewater Transmission RB,
Refunding Series 2023B (AGM) (NR/AA)
3,350,000 5.000
01/01/2035
3,740,409
1,300,000 5.000
01/01/2036
1,449,842
200,000 5.000
01/01/2037
222,401
1,660,000 5.000
01/01/2038
1,836,236
City of Chicago Second Lien Wastewater Transmission Revenue
Refunding Bonds Series 2008C (NR/A+)
2,000,000 5.000
01/01/2035
2,008,044
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,645,000 5.000
11/01/2026
1,700,690
Cook County Community School District No. 97 Oak Park GO
Bonds Series 2020 (Aa2/NR)
200,000 4.000
01/01/2029
203,898
145,000 4.000
01/01/2030
147,727
Cook County High School District No. 209 Proviso Township GO
Bonds Limited Tax School Series 2018 B (AGM) (NR/AA)
10,350,000 5.500
12/01/2036
11,214,047
Cook County Sales Tax RB Series 2018 (NR/AA-)
3,500,000 4.000
11/15/2037
3,532,872
County of Cook Sales Tax RB Refunding Series 2021 A (NR/AA-)
3,750,000 4.000
11/15/2039
3,669,665
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
1,500,000 4.000
11/15/2047
1,431,726
District of Greater Chicago Metropolitan Water Reclamation GO
UT Bonds 2016 Series E (NR/AA+)
7,520,000 5.000
12/01/2045
7,565,729
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
615,000 5.000
11/01/2033
618,817
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Columbia College Chicago Series
2019 (NR/BBB-)
$ 1,320,000 5.000%
12/01/2034
$ 1,304,269
1,695,000 5.000
12/01/2039
1,643,605
Illinois Finance Authority RB for Cook County School District No.
73 East Prairie Series 2018 (BAM) (A1/AA)
2,325,000 4.000
12/01/2036
2,339,848
1,420,000 4.000
12/01/2037
1,421,996
4,230,000 4.000
12/01/2042
4,216,767
Illinois Finance Authority RB for Cook County School District No.
95 Brookfield Series 2018 (Aa2/NR)
500,000 4.000
12/01/2038
500,513
400,000 4.000
12/01/2040
400,616
1,085,000 4.000
12/01/2042
1,086,551
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
1,235,000 5.500
(d)
08/01/2043
1,330,975
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,000,000 5.000
03/01/2040
964,066
685,000 5.000
03/01/2042
656,009
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
1,300,000 4.000
12/15/2032
1,315,976
3,740,000 4.000
12/15/2033
3,776,793
1,700,000 4.000
12/15/2034
1,716,427
1,395,000 4.000
12/15/2035
1,414,263
2,750,000 3.000
12/15/2036
2,510,258
2,000,000 3.000
12/15/2037
1,796,194
Illinois Finance Authority RB for Mercy Health Corporation Series
2016 (A2/NR)
15,205,000 5.000
12/01/2046
15,307,368
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
24,305,000 4.000
07/15/2047
22,998,886
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
685,000 5.500
05/15/2026
691,371
725,000 5.500
05/15/2027
735,121
765,000 5.500
05/15/2028
777,728
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
5,600,000 6.125
(d)
04/01/2049
5,567,583
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
05/01/2040
998,090
Illinois Finance Authority RB Refunding for Christian Homes, Inc.
Obligated Group Series 2021 B (NR/NR)
1,645,203 3.250 *
05/15/2027
658,081
Illinois Finance Authority RB Refunding for Edward Elmhurst
Healthcare Obligation Group Series 2018 A (NR/AA-)
4,000,000 4.250
(c)
01/01/2028
4,143,135
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
875,000 4.000
05/15/2027
865,616

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
$ 750,000 5.000%
09/01/2026
$ 748,382
500,000 5.000
09/01/2027
500,361
500,000 5.000
09/01/2028
501,036
1,600,000 5.000
09/01/2030
1,604,078
1,000,000 5.000
09/01/2031
1,001,199
1,000,000 5.000
09/01/2032
1,000,302
1,035,000 5.000
09/01/2033
1,032,546
1,150,000 5.000
09/01/2034
1,141,644
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
900,000 4.000
09/01/2041
848,074
4,100,000 5.000
09/01/2046
4,116,392
Illinois Finance Authority RB Refunding for Lawndale Educational
& Regional Network Charter School Obligated Group Series
2021 (NR/BBB)
650,000 4.000
11/01/2041
597,581
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
375,000 5.000
05/15/2041
339,962
Illinois Finance Authority RB Refunding for University of Chicago
Series 2018 A (Aa2/AA-)
3,025,000 5.000
10/01/2041
3,116,523
Illinois Finance Authority RB Refunding for University of Chicago
Series 2021 A (Aa2/AA-)
1,380,000 5.000
10/01/2037
1,627,585
Illinois Finance Authority RB Series 2021 (NR/BB+)
375,000 4.000
(d)
10/01/2042
332,492
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
625,000 5.250
04/01/2041
713,021
735,000 5.250
04/01/2042
835,016
900,000 5.250
04/01/2043
1,018,440
1,300,000 5.250
04/01/2044
1,463,603
1,600,000 5.250
04/01/2045
1,794,993
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
1,000,000 5.000
12/01/2049
914,302
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
1,000,000 5.000
08/01/2029
1,062,279
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,765,000 4.250
10/01/2039
3,816,457
3,000,000 4.700
10/01/2044
3,028,207
Illinois Sales Tax Securitization Corp. RB Refunding Second Lien
Series 2020 A (NR/AA-)
1,230,000 5.000
01/01/2036
1,321,057
5,290,000 4.000
01/01/2038
5,306,639
Illinois Sales Tax Securitization Corp. RB Refunding Series 2018
C (NR/AA-)
5,985,000 5.000
01/01/2027
6,214,534
9,605,000 5.000
01/01/2028
10,120,118
11,500,000 5.000
01/01/2029
12,270,857
Illinois Sport Facilities Authority Sport Facilities Refunding Bonds
Series 2021 (NR/BBB+)
1,500,000 5.000
06/15/2030
1,599,332
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Sports Facilities Authority Refunding Bonds Series 2014
(AGM) (NR/AA)
$ 4,160,000 5.000%
06/15/2027
$ 4,172,928
Illinois Sports Facilities Authority Sports Facilities Refunding
Bonds Series 2021 (NR/BBB+)
480,000 5.000
06/15/2032
509,484
Illinois State GO Bonds Series 2017 A (A3/A-)
375,000 4.500
12/01/2041
377,603
Illinois State GO Bonds Series 2017 D (A3/A-)
2,000,000 5.000
11/01/2025
2,036,999
13,250,000 5.000
11/01/2026
13,678,032
24,005,000 5.000
11/01/2028
25,030,626
Illinois State GO Bonds Series 2018 A (A3/A-)
16,380,000 5.000
05/01/2031
17,150,456
1,760,000 5.000
05/01/2042
1,812,023
1,760,000 5.000
05/01/2043
1,807,745
Illinois State GO Bonds Series 2019 A (A3/A-)
8,000,000 5.000
11/01/2024
8,030,947
Illinois State GO Bonds Series 2019 C (A3/A-)
3,980,000 4.000
11/01/2042
3,780,811
Illinois State GO Bonds Series 2020 (A3/A-)
1,525,000 5.500
05/01/2039
1,669,376
4,240,000 5.750
05/01/2045
4,605,074
Illinois State GO Refunding Bonds Series 2016 (AGM) (A1/AA)
1,185,000 4.000
02/01/2031
1,190,946
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
2,340,000 5.000
10/01/2031
2,459,603
Illinois State Taxable Pension Funding GO Bonds Series 2003
(A3/A-)
11,454,118 5.100
06/01/2033
11,238,895
Illinois State Toll Highway Authority Toll Highway Senior RB 2019
Series C (Aa3/AA-)
5,000,000 5.000
01/01/2025
5,040,878
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
2,000,000 0.000
(f)
06/15/2034
1,334,681
1,860,000 0.000
(f)
06/15/2038
1,029,683
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
6,920,000 0.000
(f)
12/15/2032
4,907,733
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,370,000 0.000
(f)
12/15/2031
1,012,094
2,190,000 0.000
(f)
06/15/2033
1,521,713
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
2,000,000 5.000
12/15/2028
2,079,325
300,000 5.000
12/15/2032
312,567
600,000 5.000
12/15/2033
625,128
500,000 5.000
12/15/2034
520,883
1,260,000 0.000
(h)
12/15/2037
942,156
3,500,000 0.000
(h)
12/15/2042
2,554,036
3,850,000 0.000
(h)
12/15/2047
2,737,404
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
5,355,000 4.000
06/15/2052
4,955,235

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
$ 2,730,000 4.000%
06/01/2046
$ 2,623,107
Regional Transportation Authority Illinois GO Refunding Bonds
Series 2017 A (NR/AA)
4,430,000 5.000
07/01/2029
4,645,622
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
2,705,000 5.000
01/01/2026
2,767,422
Sales Tax Securitization Corp. Bonds Series 2018C (NR/AA-)
4,180,000 5.000
01/01/2025
4,208,335
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
2,240,000 5.000
01/01/2025
2,255,185
3,535,000 5.000
01/01/2026
3,616,575
4,000,000 5.000
01/01/2027
4,153,406
10,905,000 5.000
01/01/2028
11,489,837
485,000 5.000
01/01/2029
517,510
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
2,000,000 5.000
01/01/2026
2,046,153
7,500,000 5.000
01/01/2029
8,002,733
Sales Tax Securitization Corporation Second Lien Sales
Tax Securitization Bonds, Refunding Series 2023C
(Forward Delivery) (NR/AA-)
1,000,000 5.000
01/01/2035
1,115,795
Sales Tax Securitization Corporation Second Lien Sales Tax
Securitization Bonds, Refunding Series 2023C Forward
Delivery (NR/AA-)
100,000 5.000
01/01/2036
111,445
South Sangamon Water Commission GO Refunding Bonds for
Alternative Revenue Source Series 2020 (AGM) (A3/AA)
1,000,000 4.000
01/01/2032
1,013,460
325,000 4.000
01/01/2033
329,330
475,000 4.000
01/01/2034
481,328
420,000 4.000
01/01/2035
425,492
470,000 4.000
01/01/2037
473,430
Southwestern Ill Dev Authority Local Govt Revenue Bonds
Edwardsville Cusd #7 2007 (AGM) (NR/AA)
6,055,000 0.000
(f)
12/01/2025
5,745,987
Springfield Illinois Senior Lien Electric RB Refunding Series 2015
(AGM) (A1/AA)
4,000,000 3.500
03/01/2030
3,944,628
State of Illinois GO Bonds Series 2016 (A3/A-)
1,115,000 3.500
06/01/2031
1,055,588
State of Illinois GO Bonds Series 2017 A (A3/A-)
1,455,000 4.250
12/01/2040
1,444,765
State of Illinois GO Bonds Series 2017 D (A3/A-)
925,000 3.250
11/01/2026
907,481
State of Illinois GO Bonds Series 2017C (A3/A-)
12,830,000 5.000
11/01/2029
13,367,787
State of Illinois GO Bonds Series 2017D (A3/A-)
10,000,000 5.000
11/01/2027
10,459,201
State of Illinois GO Bonds Series 2019B (A3/A-)
2,000,000 4.000
11/01/2034
2,001,617
State of Illinois GO Bonds Series 2020D (A3/A-)
5,425,000 5.000
10/01/2024
5,440,167
State of Illinois GO Bonds Series 2021A (A3/A-)
4,195,000 4.000
03/01/2041
4,032,908
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois GO Bonds Series 2022A (A3/A-)
$ 875,000 5.500%
03/01/2047
$ 951,175
State of Illinois GO Bonds Series 2023B (A3/A-)
3,000,000 5.500
05/01/2047
3,264,469
State of Illinois GO Bonds Series of May 2024B (A3/A-)
7,220,000 5.000
05/01/2040
7,906,883
6,415,000 5.000
05/01/2041
6,986,964
State of Illinois GO Bonds, Series of May 2023B (A3/A-)
1,760,000 5.250
05/01/2038
1,951,863
2,195,000 5.250
05/01/2039
2,424,314
2,700,000 5.250
05/01/2040
2,968,870
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
500,000 5.000
10/01/2028
528,858
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
1,500,000 4.000
12/01/2033
1,503,654
10,700,000 4.250
12/01/2037
10,728,003
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
5,100,000 5.000
10/01/2027
5,328,708
State of Illinois RB Refunding Series 2016 C
(BAM-TCRS) (NR/AA)
5,580,000 4.000
06/15/2028
5,624,157
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
16,365,000 5.000
06/15/2044
17,518,174
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
2,200,000 5.625
(d)
03/01/2043
2,261,497
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
265,000 4.000
(d)
01/01/2031
258,744
1,050,000 5.000
(d)
01/01/2045
1,028,899
Village of Hillside Illinois Tax Increment RB Refunding Series
2018 (NR/NR)
2,690,000 5.000
01/01/2030
2,695,325
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
1,200,000 4.250
01/01/2029
1,153,616
Village of Romeoville GO Refunding Bonds Series 2019 (Aa2/NR)
3,055,000 5.000
12/30/2027
3,240,160
3,235,000 5.000
12/30/2028
3,490,574
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
210,000 4.125
10/01/2041
186,028
1,420,000 4.125
10/01/2046
1,207,402
Will County Community High School District No. 210 Lincoln-
Way GO Refunding Bonds Series 2020 (AGM) (A1/AA)
650,000 4.000
01/01/2034
647,689
946,502,771
Indiana - 0.6%
City of Mishawaka RB for Sewerage Works Series 2018
(AGM) (NR/AA)
1,845,000 2.000
09/01/2038
1,462,745
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
2,550,000 4.875
(d)
01/01/2044
2,635,218

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
$ 1,550,000 5.125%
06/01/2058
$ 1,593,217
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
540,000 5.000
09/15/2034
550,453
680,000 5.000
09/15/2039
685,537
445,000 4.000
09/15/2044
378,183
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
2,165,000 4.125
12/01/2026
2,169,135
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2023A (Aa3/AA)
1,250,000 5.000
10/01/2035
1,423,575
1,000,000 5.000
10/01/2036
1,135,150
1,000,000 5.000
10/01/2037
1,130,493
75,000 5.000
10/01/2038
84,484
Indiana Finance Authority First Lien Wastewater Utility RB
Refunding for CWA Authority Project Series 2024A forward
Delivery (Aa3/AA)
1,000,000 5.000
(i)
10/01/2040
1,126,033
1,500,000 5.000
(i)
10/01/2041
1,674,171
1,700,000 5.000
(i)
10/01/2043
1,879,808
1,600,000 5.000
(i)
10/01/2044
1,762,682
1,250,000 5.000
(i)
10/01/2045
1,372,077
Indiana Finance Authority First Lien Wastewater Utility RB Series
2015A (NR/AA)
16,825,000 5.000
10/01/2045
16,868,600
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
2,300,000 2.100
(a)(b)
11/01/2049
2,183,770
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
185,000 4.000
07/01/2030
181,307
300,000 5.000
07/01/2040
301,943
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
2,110,000 3.000
11/01/2030
1,976,145
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
2,350,000 3.000
11/01/2030
2,200,920
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
350,000 1.990
11/15/2024
344,676
360,000 2.450
11/15/2025
342,898
465,000 2.520
11/15/2026
430,243
610,000 2.920
11/15/2027
556,953
850,000 3.210
11/15/2028
767,099
880,000 3.260
11/15/2029
777,104
670,000 3.300
11/15/2030
577,594
South Bend Redevelopment Authority Lease Rental RB of 2024
(NR/AA)
2,850,000 4.000
08/01/2039
2,810,938
2,855,000 4.000
08/01/2040
2,804,015
3,080,000 4.000
08/01/2041
2,986,382
3,210,000 4.000
08/01/2042
3,087,495
1,400,000 4.250
08/01/2043
1,380,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
$ 1,300,000 4.000%
09/01/2033
$ 1,299,601
62,941,402
Iowa - 0.4%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
11,195,000 5.000
05/01/2042
10,706,139
City of Davenport GO Corporate Bonds Series 2019 IA (Aa2/AA)
1,060,000 4.000
06/01/2031
1,079,134
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
3,650,000 4.500
06/01/2027
3,711,418
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
5,800,000 4.000
(a)(b)
12/01/2050
6,078,547
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
1,700,000 4.000
05/15/2055
1,280,330
2,300,000 5.000
05/15/2055
2,064,149
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
2,150,000 5.000
05/15/2043
2,056,220
3,300,000 5.000
05/15/2048
3,048,972
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
5,750,000 4.500
07/01/2044
5,757,824
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
925,000 5.375
10/01/2052
956,366
Iowa Tobacco Settlement Authority RB Refunding Series 2021 B-1
(NR/BBB+)
825,000 4.000
06/01/2049
818,140
37,557,239
Kansas - 0.3%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
825,000 4.000
06/01/2036
783,589
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,750,000 6.500
12/01/2052
1,791,965
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,060,000 5.000
05/15/2025
1,048,315
City of Wichita Health Care Facilities RB Presbyterian Manors,
Inc. Series III, 2019 (NR/NR)
1,110,000 5.000
05/15/2026
1,084,996
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
3,565,000 4.000
09/01/2036
3,580,939
Unified School District No. 500 Wyandotte County GO
Improvement Bonds Series 2016-A (Aa3/AA-)
15,850,000 5.250
(c)
09/01/2026
16,552,499
24,842,303
Kentucky - 1.4%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
1,925,000 4.450
(d)
01/01/2042
1,915,735

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
$ 1,945,000 3.700%
(d)
01/01/2032
$ 1,941,213
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
525,000 4.700
(d)
01/01/2052
513,890
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
4,525,000 2.125
10/01/2034
3,488,892
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
6,100,000 2.000
02/01/2032
4,916,374
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,000,000 3.875
(a)(b)
06/01/2040
1,001,978
Fayette County School District Finance Corp. School Building RB
Series 2023A (ST INTERCEPT) (Aa3/AA-)
4,145,000 4.000
03/01/2045
3,995,012
4,400,000 4.000
03/01/2048
4,177,431
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
280,000 4.000
03/01/2046
249,455
330,000 4.000
03/01/2049
287,866
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
3,200,000 4.000
06/01/2037
3,162,853
400,000 4.000
06/01/2045
379,150
Kentucky Economic Development Finance Authority RB Series
2019A-2 (A3/A-)
1,675,000 5.000
08/01/2044
1,724,707
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (A1/NR)
1,070,000 4.000
03/01/2026
1,075,196
1,000,000 4.000
03/01/2027
1,009,980
Louisville & Jefferson County Metropolitan Government Health
System RB for Norton Healthcare, Inc. Series 2016 A (NR/A)
2,000,000 4.000
10/01/2034
1,984,190
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
17,250,000 2.000
10/01/2033
13,719,182
Louisville & Jefferson County Metropolitan Sewer District RB
Refunding for Kentucky Sewer & Drainage System Series
2018 A (Aa3/AA)
10,000,000 4.000
05/15/2038
9,859,124
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
3,600,000 5.000
10/01/2040
3,890,738
2,455,000 5.000
10/01/2041
2,632,118
830,000 5.000
10/01/2042
884,233
Louisville Jefferson County Metro Government Health System RB
Series 2016A (Norton Healthcare, Inc.) (NR/A)
2,125,000 5.000
10/01/2033
2,157,742
Public Energy Authority of Kentucky Gas Supply RB Series 2020A
(A1/NR)
32,050,000 4.000
(a)(b)
12/01/2050
32,186,488
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Public Energy Authority of Kentucky Gas Supply RB Series 2022
A-1 (A1/NR)
$ 17,730,000 4.000%
(a)(b)
08/01/2052
$ 17,672,397
Public Energy Authority of Kentucky Gas Supply RR Bonds 2023
Series A-1 (Fixed Rate) 2023 (A1/NR)
5,750,000 5.250
(a)(b)
04/01/2054
6,207,894
Public Energy Authority of Kentucky Gas Supply RR Bonds 2024
Series B (A1/NR)
14,000,000 5.000
(a)(b)
01/01/2055
14,783,842
University of Kentucky General Receipts Refunding Bonds Series
2015 A (ST INTERCEPT) (Aa2/AA+)
3,260,000 4.000
04/01/2026
3,268,314
139,085,994
Louisiana - 1.7%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
1,150,000 4.000
12/01/2024
1,144,648
4,155,000 5.000
12/01/2025
4,123,179
3,555,000 5.000
12/01/2027
3,509,477
1,600,000 5.000
12/01/2028
1,577,239
City of New Orleans Sewerage Service RB Series 2020 B
(AGM) (NR/AA)
310,000 4.000
06/01/2036
315,310
285,000 4.000
06/01/2037
288,295
310,000 4.000
06/01/2038
311,780
400,000 4.000
06/01/2039
401,290
Lake Charles Harbor & Terminal District RB Series 2021
(A3/NR) (PUTABLE)
17,000,000 1.000
(a)(b)
12/01/2051
16,776,654
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
2,540,000 3.750
(d)
06/01/2030
2,397,099
5,070,000 4.375
(d)
06/01/2048
4,465,272
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
245,000 2.375
06/01/2026
234,158
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
1,935,000 5.000
08/15/2026
1,984,116
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
1,690,000 6.500
(d)
06/15/2038
1,762,505
Louisiana Local Government Environmental Facilities &
Community Development Authority RB Refunding for City of
Shreveport Series 2008 (NR/BBB+)
16,840,000 5.000
(d)
04/01/2035
17,026,567
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
18,260,000 3.500
11/01/2032
17,617,670
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,110,000 4.150
09/01/2027
7,103,892

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
$ 6,325,000 4.200%
(a)(b)
09/01/2033
$ 6,370,502
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013C
(NON-AMT) (A3/NR) (PUTABLE)
7,900,000 4.200
(a)(b)
09/01/2034
7,966,049
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
320,000 5.625
(d)
06/01/2037
331,347
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
400,000 6.000
(d)
06/01/2037
400,396
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (NR/A)
1,295,000 4.000
06/01/2050
1,212,371
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
3,530,000 3.000
06/01/2050
2,748,988
Louisiana Public Facilities Authority RB for Louisiana State
University & Agricultural & Mechanical College Auxiliary
Greenhouse Phase III Project Series 2019 A (A3/NR)
900,000 4.000
07/01/2044
845,751
Louisiana Public Facilities Authority RB Refunding for Loyola
University New Orleans Series 2021 (Baa1/BBB)
1,625,000 4.000
10/01/2036
1,621,883
1,000,000 4.000
10/01/2037
992,416
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
3,695,000 4.000
05/15/2042
3,620,592
600,000 5.000
05/15/2046
605,820
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
870,000 4.000
(d)
06/01/2031
810,833
1,235,000 4.000
(d)
06/01/2041
1,011,297
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
490,000 4.000
(d)
06/01/2031
456,677
1,225,000 4.000
(d)
06/01/2041
1,003,108
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
2,400,000 5.000
05/15/2042
2,434,725
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
2,250,000 5.000
07/01/2035
2,531,082
1,400,000 5.000
07/01/2036
1,571,108
200,000 5.000
07/01/2037
223,534
1,425,000 5.000
07/01/2038
1,578,473
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)
7,210,000 4.050
(a)(b)
06/01/2037
7,210,000
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (Baa3/BBB-) (PUTABLE)
21,235,000 2.200
(a)(b)
06/01/2037
20,487,526
Parish of St. John The Baptist Revenue Refunding Bonds Series
2017 (Baa3/BBB-) (PUTABLE)
15,505,000 2.100
(a)(b)
06/01/2037
15,505,000
162,578,629
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine - 0.3%
City of Portland General Airport RB Refunding Green Bonds
Series 2019 (Baa1/A-)
$ 800,000 3.000%
01/01/2027
$ 778,046
300,000 5.000
01/01/2028
315,401
225,000 5.000
01/01/2029
240,100
270,000 5.000
01/01/2030
292,130
370,000 5.000
01/01/2031
401,450
810,000 5.000
01/01/2032
874,795
890,000 5.000
01/01/2033
960,171
620,000 5.000
01/01/2034
668,880
City of Portland, Maine General Airport Refunding RB Series 2016
(NON-AMT) (Baa1/A-)
1,295,000 5.000
01/01/2038
1,313,017
Finance Authority of Maine RB Refunding for Supplemental
Education Loan Series 2019 A-1 (AMT) (AGM) (Aa3/AA)
500,000 5.000
12/01/2024
501,856
450,000 5.000
12/01/2025
456,643
1,530,000 5.000
12/01/2026
1,552,355
1,500,000 5.000
12/01/2027
1,537,466
1,000,000 5.000
12/01/2028
1,030,154
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2020 A (A1/A+)
200,000 4.000
07/01/2045
194,022
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
6,785,000 4.000
07/01/2050
6,523,394
Maine Health & Higher Educational Facilities Authority RB
Refunding for Northern Light Health Obligated Group Series
2021 A (AGM ST INTRCPT ST RES BD GTY) (Aa3/AA)
500,000 2.500
07/01/2029
483,761
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series B (Aa1/AA+)
3,700,000 4.650
11/15/2049
3,673,725
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series C (HUD SECT 8) (Aa1/AA+)
5,045,000 4.550
(i)
11/15/2044
5,062,008
26,859,374
Maryland - 1.0%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
155,000 4.000
01/01/2036
155,328
900,000 4.000
01/01/2039
887,362
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
425,000 4.000
09/01/2027
418,852
650,000 4.500
09/01/2033
639,297
City of Baltimore Project RB for Stormwater Projects Series
2019A (Aa2/AA-)
4,465,000 5.000
07/01/2049
4,667,424
City of Baltimore Tax Allocation Refunding for Harbor Point
Special Taxing District Project Series 2019 A (NR/NR)
125,000 2.800
(d)
06/01/2025
122,762
135,000 2.850
(d)
06/01/2026
130,151
175,000 2.950
(d)
06/01/2027
165,841
190,000 3.050
(d)
06/01/2028
176,682
200,000 3.150
(d)
06/01/2029
183,848
300,000 3.375
(d)
06/01/2029
277,119
200,000 3.200
(d)
06/01/2030
181,955
200,000 3.250
(d)
06/01/2031
181,930

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
City of Baltimore Tax Allocation Refunding for Harbor
Point Special Taxing District Project Series 2019 A
(NR/NR) – (continued)
$ 250,000 3.300%
(d)
06/01/2032
$ 226,330
270,000 3.350
(d)
06/01/2033
240,765
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
245,000 3.000
07/01/2024
245,000
945,000 4.000
07/01/2029
920,191
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
1,675,000 5.000
01/01/2037
1,704,791
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
440,000 4.000
01/01/2038
434,811
370,000 4.000
01/01/2039
363,220
1,330,000 4.000
01/01/2040
1,282,169
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
615,000 4.000
01/01/2032
620,054
530,000 4.000
01/01/2033
534,029
450,000 4.000
01/01/2034
453,418
150,000 4.000
01/01/2035
150,739
1,380,000 4.000
01/01/2037
1,375,869
1,045,000 4.000
01/01/2038
1,033,743
1,725,000 4.000
01/01/2040
1,685,846
Frederick County Maryland Special Tax for Lake Linganore Village
Community Development Series 2001 A (AGC) (NR/AA)
410,000 5.700
07/01/2029
410,646
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
1,410,000 3.750
07/01/2039
1,258,494
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
255,000 4.000
07/01/2040
236,083
Hagerstown Stadium Authority Multi-Use Sports and Events
Facility Lease RB Series 2022A (Aa2/NR)
1,990,000 5.000
06/01/2040
2,174,064
2,085,000 5.000
06/01/2041
2,270,553
2,190,000 5.000
06/01/2042
2,374,912
Howard County Consolidated Public Improvement Refunding
Bonds 2017 Series D (Aaa/AAA)
2,355,000 5.000
02/15/2027
2,468,901
Maryland Economic Development Corp. Adjustable Mode Revenue
Refunding Bonds for Constellation Energy Group Inc. Project
Series 2006B (Baa1/BBB+) (PUTABLE)
1,625,000 4.100
(a)(b)
10/01/2036
1,659,454
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
3,150,000 5.000
11/12/2028
3,194,365
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
1,000,000 5.000
06/01/2049
1,020,973
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
5,475,000 3.997
04/01/2034
4,338,681
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Maryland Health & Higher Educational Facilities Authority RB
for Adventist Healthcare Obligated Group Series 2016 A
(Baa3/NR)
$ 12,975,000 5.500%
01/01/2046
$ 13,157,261
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/BBB+)
390,000 4.000
10/01/2025
389,328
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
800,000 3.250
07/01/2039
651,353
350,000 4.000
07/01/2040
339,097
750,000 4.000
07/01/2045
712,546
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
425,000 4.000
10/01/2027
423,824
440,000 4.000
10/01/2028
438,701
355,000 4.000
10/01/2029
353,957
475,000 4.000
10/01/2030
472,910
795,000 3.000
10/01/2034
709,602
475,000 4.000
10/01/2040
447,767
Maryland Health and Higher Educational Facilities Authority RB
Adventist Healthcare Issue Series 2020 (Baa3/NR)
865,000 4.000
01/01/2038
833,927
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
650,000 5.500
(d)
05/01/2042
651,231
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
250,000 5.250
(d)
07/01/2033
258,679
300,000 5.875
(d)
07/01/2043
308,923
Maryland Health and Higher Educational Facilities Authority RB
University of Maryland Medical System Issue Series 2020B-1
(A2/A)
3,325,000 5.000
(a)(b)
07/01/2045
3,345,602
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
10,300,000 0.000
(f)
05/01/2051
2,756,528
10,300,000 0.000
(f)
05/01/2052
2,612,286
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
3,000,000 5.000
09/01/2032
2,961,399
1,250,000 5.000
09/01/2035
1,219,374
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
390,000 4.500
06/01/2033
388,016
675,000 4.875
06/01/2042
676,325
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
3,295,000 5.125
(d)
07/01/2039
3,318,968
Prince George's County GO Bonds Consolidated Public
Improvement Bonds Series 2014A (Aaa/AAA)
5,555,000 4.000
(c)
09/03/2024
5,558,019

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2022A (Aaa/AAA)
$ 10,000,000 5.000%
06/01/2037
$ 11,354,111
95,206,386
Massachusetts - 1.0%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023, Series A (Aa1/AA+)
2,240,000 5.000
05/01/2053
2,403,949
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
33,000,000 5.000
01/01/2049
35,781,811
Massachusetts Bay Transportation Authority Subordinated Sales
Tax Bonds 2021 Series A (Aa3/AA+)
10,000,000 4.000
07/01/2051
9,688,151
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
5,000,000 5.000
07/15/2036
6,014,557
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,500,000 5.000
(d)
11/15/2028
1,564,919
Massachusetts Development Finance Agency RB Refunding for
Carleton-Willard Homes, Inc. Series 2019 (NR/A-)
225,000 4.000
12/01/2042
210,116
245,000 5.000
12/01/2042
250,505
Massachusetts Development Finance Agency RB Refunding for
Milford Regional Medical Center Obligated Group Series 2020
G (NR/B)
125,000 5.000
(d)
07/15/2024
124,969
125,000 5.000
(d)
07/15/2025
124,655
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AGM) (NR/AA)
425,000 5.000
10/01/2029
458,023
325,000 5.000
10/01/2030
355,006
450,000 5.000
10/01/2031
491,334
400,000 5.000
10/01/2032
433,934
500,000 5.000
10/01/2033
539,314
450,000 5.000
10/01/2034
483,280
Massachusetts Development Finance Agency Sustainability RB for
Boston Medical Center Issue Series 2023 G (Baa2/BBB)
665,000 5.000
07/01/2025
673,429
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
425,000 5.000
07/01/2038
427,280
2,250,000 5.000
07/01/2039
2,256,309
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa2/AA+)
3,500,000 5.000
11/15/2039
3,610,986
Massachusetts School Building Authority Subordinated Dedicated
Sales Tax Bonds 2018 Series B (Aa3/AA)
10,735,000 4.000
02/15/2041
10,733,430
Massachusetts State GO Bonds Consolidated Loan Series 2018 D
(Aa1/AA+)
4,030,000 4.000
05/01/2039
4,045,377
Massachusetts Water Resources Authority General Revenue
Refunding Bonds, 2014 Series F (Aa1/AA+)
7,915,000 4.000
(c)
08/01/2024
7,917,997
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2018 Series E (Aa1/AA+)
7,525,000 5.250
09/01/2043
8,002,659
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
The Commonwealth of Massachusetts GO Bonds Consolidated
Loan of 2022, Series C (Aa1/AA+)
$ 2,760,000 5.000%
10/01/2052
$ 2,954,099
99,546,089
Michigan - 2.4%
City of Detroit Downtown Development Authority Tax Increment
RR Bonds Series 2024 (NR/BBB+)
7,100,000 5.000
07/01/2048
7,436,348
City of Detroit Downtown Development Authority Tax Increment
RR Bonds, Series 2018A (AGM) (NR/AA)
700,000 5.000
07/01/2030
702,133
1,785,000 5.000
07/01/2031
1,790,438
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
50,843,183 4.000
(a)
04/01/2044
39,992,973
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
275,000 5.000
04/01/2025
276,565
290,000 5.000
04/01/2026
294,699
615,000 5.000
04/01/2027
631,282
645,000 5.000
04/01/2028
669,020
455,000 5.000
04/01/2029
477,216
710,000 5.000
04/01/2030
748,773
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
1,365,000 5.000
04/01/2030
1,439,543
2,280,000 5.000
04/01/2036
2,405,636
250,000 5.000
04/01/2038
262,003
1,500,000 5.000
04/01/2039
1,564,454
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
500,000 2.511
04/01/2025
487,346
675,000 2.711
04/01/2026
640,559
City of Detroit Tax Exempt UT GO Bonds, Series 2023A Social
Bonds (Baa2/BBB)
1,750,000 5.250
05/01/2025
1,764,954
1,250,000 5.250
05/01/2026
1,276,577
City of Detroit, County of Wayne, State of Michigan
Unlimited Tax GO Bonds, Series 2021A
(Tax-Exempt) (Social Bonds) (Baa2/BBB)
1,880,000 5.000
04/01/2037
1,978,548
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa2/BBB)
1,250,000 5.000
04/01/2035
1,321,535
Detroit Downtown Development Authority RB Refunding for
Catalyst Development Project Series 2018 A (AGM) (NR/AA)
1,075,000 5.000
07/01/2026
1,078,275
1,130,000 5.000
07/01/2027
1,133,443
1,000,000 5.000
07/01/2028
1,003,046
300,000 5.000
07/01/2029
300,914
1,650,000 5.000
07/01/2033
1,655,027
3,495,000 5.000
07/01/2037
3,505,647
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
2,556,114 4.000
(a)
04/01/2044
2,010,625
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
11,250,000 4.328
(e)
07/01/2032
10,740,423
Great Lakes Water Authority Sewage Disposal System RR Senior
Lien Bonds Series 2018B (Aa3/AA-)
5,125,000 5.000
07/01/2029
5,579,528

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2016C (Aa3/AA-)
$ 10,525,000 5.250%
07/01/2035
$ 10,849,122
Great Lakes Water Authority Water Supply System RR Senior Lien
Bonds, Series 2016C (Aa3/AA-)
17,775,000 5.250
07/01/2034
18,409,752
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
1,000,000 5.875
01/01/2044
1,015,899
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
485,000 4.000
11/15/2031
466,958
Michigan Finance Authority Act 38 Facilities Senior RB for The
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
1,850,000 5.500
02/28/2049
2,037,389
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
645,000 4.000
02/01/2042
543,062
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
3,700,000 4.000
11/15/2050
3,463,231
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
6,380,000 4.000
02/15/2047
6,026,473
13,070,000 4.000
02/15/2050
12,169,473
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2014D (Aa3/AA-)
1,000,000 5.000
07/01/2032
1,000,762
400,000 5.000
07/01/2034
400,305
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2015C (A1/A+)
3,000,000 5.000
07/01/2034
3,032,278
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewer Series 2014 D-1
(NATL) (A1/A+)
650,000 5.000
07/01/2036
650,496
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Local Project Senior Lien Series
2014 C-3 (AGM) (Aa3/AA)
325,000 5.000
07/01/2032
325,248
250,000 5.000
07/01/2033
250,190
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2015 D-2
(A1/A+)
2,100,000 5.000
07/01/2034
2,120,539
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
995,000 3.500
09/01/2030
943,849
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/A-)
450,000 4.000
09/01/2045
418,015
475,000 4.000
09/01/2050
426,864
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
$ 6,600,000 5.000%
06/01/2040
$ 6,878,985
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-1 Class 2 (NR/BBB+)
745,000 5.000
06/01/2049
761,367
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
101,825,000 0.000
(f)
06/01/2065
10,884,064
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
7,350,000 3.875
(a)(b)
06/01/2053
7,434,021
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
24,500,000 4.250
12/31/2038
24,295,802
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 1995 (Aa3/A)
7,500,000 1.450
09/01/2030
6,194,845
Michigan Strategic Fund RB Refunding for DTE Electric Co.
Series 2008 (Aa3/A)
7,175,000 1.350
08/01/2029
6,089,146
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
40,075,000 0.000
(f)
06/01/2058
1,283,330
Universal Academy RB Refunding Series 2021 (NR/BBB-)
265,000 2.000
12/01/2026
253,238
500,000 4.000
12/01/2031
491,110
Van Buren Public Schools Michigan GO Unlimited Refunding
Bonds Series 2019 (Q-SBLF) (NR/AA)
2,485,000 4.000
11/01/2026
2,518,374
2,585,000 4.000
11/01/2027
2,636,481
Warren Consolidated School District Unlimited Tax GO Refunding
Bonds for School Building and Site Bonds Series 2016
(Q-SBLF) (NR/AA)
3,705,000 5.000
05/01/2027
3,811,116
Warren Consolidated Schools GO Bonds  Series 2016
(Q-SBLF) (NR/AA)
1,215,000 5.000
05/01/2026
1,251,700
Warren Consolidated Schools GO Bonds Series 2016
(Q-SBLF) (NR/AA)
1,145,000 5.000
05/01/2025
1,159,660
Washtenaw County Ypsilanti Community Schools GO Refunding
Bonds Series 2020 (Q-SBLF) (NR/AA)
580,000 2.019
05/01/2025
564,752
Wayne County Airport Authority RB for Detroit Metropolitan
Wayne County Airport Series 2017 B (A1/A)
400,000 5.000
12/01/2033
413,342
1,065,000 5.000
12/01/2034
1,100,421
650,000 5.000
12/01/2035
671,103
800,000 5.000
12/01/2036
824,845
880,000 5.000
12/01/2037
905,604
238,140,741
Minnesota - 0.3%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
1,315,000 4.000
07/01/2031
1,265,043
City of Minneapolis GO Green Bonds Series 2019 (NR/AAA)
2,390,000 2.000
12/01/2029
2,117,571

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Minnesota – (continued)
City of Minneapolis GO Green Bonds Series 2019
(NR/AAA) – (continued)
$ 2,940,000 2.000%
12/01/2030
$ 2,566,311
City of St Cloud RB Refunding for CentraCare Health System
Obligated Group Series 2019 (A2/NR)
675,000 5.000
05/01/2048
696,741
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BB+)
355,000 3.000
12/01/2030
320,754
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital of Duluth Obligated Group) Series
2022A (NR/AA-)
450,000 5.000
06/15/2031
492,730
475,000 5.000
06/15/2033
525,596
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
2,160,000 4.250
02/15/2048
2,073,113
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
325,000 5.000
06/15/2027
337,705
460,000 5.000
06/15/2028
484,015
400,000 5.000
06/15/2029
426,874
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
370,000 3.000
07/01/2024
370,000
400,000 3.000
07/01/2025
391,267
360,000 3.000
07/01/2026
345,731
Duluth Independent School District No.709 COPS Refunding
Series 2019 B (SD CRED PROG) (Aa1/NR)
350,000 5.000
02/01/2028
368,469
Independent School District No. 709, (Duluth) St. Louis County,
Minnesota Full Term Refunding Certificates of Participation,
Series 2019B (SD CRED PROG) (Aa1/NR)
375,000 5.000
02/01/2025
377,828
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
500,000 5.000
05/01/2047
442,764
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
165,000 4.000
12/01/2026
163,193
165,000 4.000
12/01/2027
162,698
205,000 4.000
12/01/2028
201,455
125,000 4.000
12/01/2029
122,449
250,000 4.000
12/01/2030
243,802
170,000 4.000
12/01/2031
164,970
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
5,650,000 4.000
12/01/2026
5,692,229
Minnesota State Trunk Highway GO Refunding Bonds Series 2017
E (Aaa/AAA)
1,680,000 3.000
10/01/2029
1,641,845
State of Minnesota GO State Various Purpose Bonds Series 2015A
(Aaa/AAA)
5,500,000 5.000
08/01/2035
5,573,990
27,569,143
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi - 0.2%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
$ 9,500,000 2.650%
(a)(b)
04/01/2037
$ 9,207,318
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
440,000 5.000
(d)
10/01/2024
440,091
660,000 5.000
(d)
10/01/2025
659,723
750,000 5.000
(d)
10/01/2026
753,624
700,000 5.000
(d)
10/01/2027
705,990
950,000 5.000
(d)
10/01/2028
961,331
700,000 5.000
(d)
10/01/2029
711,191
175,000 5.000
(d)
10/01/2030
178,186
1,400,000 5.000
(d)
10/01/2031
1,424,382
Mississippi State GO Bonds Series 2015 F (Aa2/AA)
1,000,000 4.000
(c)
11/01/2025
1,011,355
16,053,191
Missouri - 0.5%
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
1,200,000 4.000
03/01/2041
1,165,263
City of Poplar Bluff COPS Series 2021 (NR/BBB+)
875,000 2.500
10/01/2041
582,587
1,060,000 2.625
10/01/2046
655,140
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
1,650,000 5.000
05/15/2041
1,658,904
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
355,000 5.000
09/01/2029
357,805
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
800,000 5.000
02/01/2032
863,235
515,000 5.000
02/01/2033
560,263
555,000 5.000
02/01/2034
607,126
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
700,000 4.500
(d)
12/01/2029
679,554
Kansas City Industrial Development Authority RB for Kansas City
International Airport Series 2019 C (A2/A)
2,000,000 5.000
03/01/2033
2,139,062
3,200,000 5.000
03/01/2034
3,421,207
Kansas City Industrial Development Authority Special Obligation
Bonds for Kansas City International Airport Series 2019 A
(A2/A)
5,000,000 5.000
03/01/2034
5,224,725
Metropolitan St. Louis Sewer District Wastewater System
Improvement and Refunding RB Series 2017A (Aa1/AAA)
3,850,000 5.000
05/01/2047
3,958,189
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
2,585,000 5.000
09/01/2043
2,639,314
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
370,000 4.000
08/01/2036
337,992
475,000 4.000
08/01/2041
397,173

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
$ 860,000 5.000%
09/01/2027
$ 864,345
1,065,000 5.000
09/01/2031
1,071,072
Missouri Health & Educational Facilities Authority RB Refunding
for Mosaic Health System Series 2019 A (A1/NR)
520,000 4.000
02/15/2037
522,477
615,000 4.000
02/15/2039
612,106
1,850,000 4.000
02/15/2044
1,809,475
Missouri Southern State University Auxiliary Enterprise System
RB Refunding Series 2021 (NR/NR)
495,000 3.000
10/01/2026
487,411
875,000 4.000
10/01/2031
860,255
Missouri Southern State University Auxiliary System RB Series
2019 A (AGM) (NR/AA)
275,000 5.000
10/01/2030
294,993
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
210,000 5.000
10/01/2026
216,028
210,000 5.000
10/01/2029
224,752
150,000 5.000
10/01/2032
161,166
240,000 4.000
10/01/2034
242,514
125,000 4.000
10/01/2035
126,254
150,000 4.000
10/01/2036
151,695
170,000 4.000
10/01/2037
171,178
145,000 4.000
10/01/2038
144,807
110,000 4.000
10/01/2039
108,931
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
250,000 3.000
05/01/2026
243,074
St. Louis Municipal Finance Corp. Leasehold RB for Convention
Center Expansion and Improvement Projects Series 2020
(AGM) (A1/AA)
6,000,000 5.000
10/01/2049
6,203,432
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,000,000 3.500
(a)(b)
05/01/2038
3,961,158
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
460,000 4.000
02/15/2038
460,529
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
2,515,000 4.000
(a)(b)
05/01/2051
2,529,399
The Industrial Development Authority of The City of
Kansas City, Missouri Airport Special Obligation Bonds
2,775,000 5.000
03/01/2049
2,839,893
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-1 (NR/NR)
1,155,000 4.825
08/15/2047
1,158,755
The Industrial Development Authority of The City of Lee’s Summit
Missouri Senior Living Facilities RB John Knox Village Series
2024B-2 (NR/NR)
1,160,000 4.325
08/15/2047
1,163,799
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
The Industrial Development Authority of the City of St. Louis
Missouri Tax Increment and Special District RB Union Station
Phase 2 Redevelopment Project Series 2024A (NR/NR)
$ 375,000 4.875%
06/15/2034
$ 380,842
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
1,000,000 5.000
(d)
10/01/2033
988,038
53,245,917
Montana - 0.0%
City of Billings RB for Sewer System Series 2017 (Aa3/NR)
575,000 5.000
07/01/2029
602,929
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
3,875,000 3.875
07/01/2028
3,886,925
4,489,854
Nebraska - 0.1%
Nebraska Educational Health Cultural & Social Services
Finance Authority RB Refunding for Immanuel Retirement
Communities Obligated Group Series 2019 A (NR/NR)
415,000 4.000
01/01/2033
419,674
2,000,000 4.000
01/01/2035
2,010,244
1,250,000 4.000
01/01/2036
1,253,229
1,185,000 4.000
01/01/2037
1,184,348
1,500,000 4.000
01/01/2038
1,484,621
2,000,000 4.000
01/01/2039
1,970,169
8,322,285
Nevada - 0.6%
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
550,000 5.250
12/01/2047
550,932
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
195,000 3.500
06/01/2025
192,018
180,000 3.500
06/01/2026
174,318
190,000 3.500
06/01/2027
181,345
140,000 3.500
06/01/2028
131,541
155,000 3.500
06/01/2029
143,550
160,000 3.250
06/01/2030
143,715
290,000 3.250
06/01/2031
257,019
390,000 3.500
06/01/2032
347,238
435,000 3.500
06/01/2033
382,822
935,000 3.500
06/01/2034
814,716
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
415,000 2.750
06/01/2033
343,447
730,000 2.750
06/01/2036
567,741
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
230,000 4.250
06/01/2034
223,856
230,000 4.625
06/01/2043
223,890
365,000 4.625
06/01/2049
347,766
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Baa2/NR)
930,000 2.750
(d)
06/15/2028
888,982

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
$ 1,300,000 3.750%
(a)(b)
01/01/2036
$ 1,288,909
Clark County School District GO Bonds Series 2018 A (A1/AA-)
3,745,000 5.000
06/15/2030
3,985,506
Clark County School District GO Bonds Series 2020 A
(AGM) (A1/AA)
615,000 5.000
06/15/2033
672,506
850,000 5.000
06/15/2034
930,555
855,000 4.000
06/15/2038
859,292
950,000 4.000
06/15/2039
950,450
700,000 4.000
06/15/2040
692,703
Clark County School District, Nevada GO
(Limited Tax) Building Bonds Series 2020A (AGM) (A1/AA)
105,000 5.000
06/15/2030
115,453
105,000 5.000
06/15/2032
114,478
Clark County, Nevada Airport System
Subordinate Lien Refunding RB
2,600,000 5.000
07/01/2026
2,686,834
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
1,650,000 4.000
09/01/2035
1,503,661
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,245,000 4.000
09/01/2025
1,238,530
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016A
(NON-AMT) (A3/A)
3,000,000 3.550
10/01/2029
2,982,080
Humboldt County Pollution Control Refunding RB for
Sierra Pacific Power Company Projects Series 2016B
(NON-AMT) (A3/A)
2,845,000 3.550
10/01/2029
2,828,006
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,270,000 4.000
07/01/2049
3,086,702
Las Vegas Convention & Visitors Authority RB Refunding Series
2016 C (Aa3/AA-)
1,180,000 5.000
07/01/2026
1,216,915
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
640,000 5.000
07/01/2026
660,022
Las Vegas Convention & Visitors Authority RB Series 2018 B
(Aa3/AA-)
2,685,000 5.000
07/01/2043
2,788,578
Las Vegas Convention & Visitors Authority RB Series 2019 B
(Aa3/AA-)
1,195,000 5.000
07/01/2027
1,254,836
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021C (Aa1/AA)
7,305,000 5.000
06/01/2025
7,421,341
State of Nevada GO Refunding Bonds for Capital Improvements &
Cultural Affairs Series 2015 B (Aa1/AA+)
5,000,000 5.000
11/01/2026
5,067,383
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
1,700,000 5.000
07/01/2040
1,742,401
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (NON-AMT) (A3/A) (PUTABLE)
3,845,000 3.625
(a)(b)
03/01/2036
3,824,471
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada – (continued)
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016G (NON-AMT) (A3/A) (PUTABLE)
$ 2,000,000 3.625%
(a)(b)
03/01/2036
$ 1,989,322
55,815,830
New Hampshire - 0.7%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
3,500,000 3.000
08/15/2046
2,806,989
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
8,635,000 4.000
12/01/2028
8,557,351
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
3,000,000 4.875
(d)(i)
12/01/2033
2,981,570
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
4,700,000 4.000
01/01/2041
4,181,005
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
8,710,000 5.000
08/01/2032
9,058,037
1,135,000 5.000
08/01/2033
1,179,161
4,200,000 5.000
08/01/2034
4,369,107
7,085,000 5.000
08/01/2035
7,364,713
5,430,000 5.000
08/01/2036
5,638,461
5,975,000 5.000
08/01/2037
6,194,380
5,945,000 5.000
08/01/2038
6,142,665
2,535,000 5.000
08/01/2039
2,609,545
2,790,000 5.000
08/01/2040
2,858,118
New Hampshire Health and Education Facilities Authority RB,
Dartmouth College Issue, Series 2017 (Aa1/AAA)
2,225,000 5.000
06/01/2028
2,401,324
66,342,426
New Jersey - 4.1%
Atlantic City New Jersey Tax Appeal Refunding Bonds Series 2017
A (BAM ST AID WITHHLDG) (A2/AA)
250,000 5.000
03/01/2026
255,941
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
3,840,000 4.000
07/01/2053
3,573,536
City of Hoboken GO Bonds for Open Space Bonds and General
Improvement Bonds and Parking Utility Bonds Series 2022
(NR/AA+)
1,455,000 3.000
02/15/2049
1,180,517
1,455,000 3.000
02/15/2050
1,173,145
Essex County Improvement Authority RB for Friends of TEAM
Academy Charter School Obligated Group Series 2021
(NR/BBB)
470,000 4.000
06/15/2038
456,637
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA)
1,100,000 3.000
09/01/2034
1,004,132
1,350,000 3.000
09/01/2035
1,209,617
1,350,000 3.000
09/01/2036
1,193,305
1,350,000 3.000
09/01/2037
1,182,048

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
Hawthorne School District GO Bonds Series 2019
(BAM SCH BD RES FD) (NR/AA) – (continued)
$ 1,350,000 3.000%
09/01/2038
$ 1,166,795
1,100,000 3.000
09/01/2039
944,417
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2032
506,085
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2016 AAA (A2/A-)
4,000,000 5.500
(c)
12/15/2026
4,221,942
New Jersey Economic Development Authority RB for School
Facilities Construction Series 2018 EEE (A2/A-)
5,805,000 5.000
06/15/2028
6,155,407
10,295,000 5.000
06/15/2029
10,946,533
New Jersey Economic Development Authority RB Refunding
for Provident Group - Montclair Properties L.L.C. -
Montclair University Student Housing Project Series 2017
(AGM) (A1/AA)
1,300,000 5.000
06/01/2042
1,332,373
New Jersey Economic Development Authority RB Refunding for
School Facilities Construction Series 2018 FFF (A2/A-)
9,340,000 5.000
06/15/2029
9,943,006
New Jersey Economic Development Authority RB Refunding for
The Seeing Eye, Inc. Project Series 2017 (NR/A+)
785,000 3.000
06/01/2032
740,909
1,545,000 5.000
06/01/2032
1,602,764
New Jersey Economic Development Authority School Facilities
Construction Bonds 2016 Series AAA (A2/A-)
6,415,000 5.000
(c)
12/15/2026
6,695,707
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS (A2/A-)
1,610,000 5.250
06/15/2036
1,862,613
1,675,000 5.250
06/15/2038
1,915,772
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
1,465,000 5.250
06/15/2037
1,686,187
1,675,000 5.250
06/15/2039
1,905,493
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
6,125,000 5.250
09/15/2029
6,130,818
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB-)
1,100,000 5.625
11/15/2030
1,109,613
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
4,040,000 5.000
10/01/2047
4,096,445
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,380,000 5.000
06/15/2037
5,572,062
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
10,325,000 5.375
01/01/2043
10,332,151
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
$ 4,850,000 3.750%
(a)(b)
11/01/2034
$ 4,785,069
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB)
1,600,000 4.000
07/01/2042
1,168,266
New Jersey Educational Facilities Authority RB Refunding for The
College of New Jersey Series 2016 F (A2/A)
1,250,000 3.000
07/01/2040
1,044,915
New Jersey Housing & Mortgage Finance
Agency Multi-Family RB 2021 Series B
(NON-AMT) (HUD SECT 8) (HUD SECT 8) (NR/AA-)
2,555,000 0.750
11/01/2024
2,512,360
1,910,000 0.900
11/01/2025
1,810,926
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
19,370,000 0.000
(f)
12/15/2036
11,989,182
New Jersey State Turnpike Authority RB Series 2015 E (A1/AA-)
1,675,000 5.000
01/01/2032
1,683,874
5,000,000 5.000
01/01/2045
5,026,488
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
290,000 0.000
(f)
12/15/2025
274,970
New Jersey Transportation Trust Fund Authority Federal Highway
Reimbursement Revenue Notes Series 2016A-1 (A2/A+)
2,200,000 5.000
06/15/2027
2,257,681
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
4,805,000 0.000
(f)
12/15/2035
3,106,126
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
3,000,000 0.000
(f)
12/15/2035
1,939,309
11,270,000 0.000
(f)
12/15/2038
6,370,789
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
9,735,000 0.000
(f)
12/15/2026
8,895,128
1,325,000 0.000
(f)
12/15/2031
1,001,289
5,000,000 0.000
(f)
12/15/2036
3,094,781
1,495,000 0.000
(f)
12/15/2037
885,409
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
755,000 5.000
06/15/2046
759,828
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
20,405,000 0.000
(f)
12/15/2031
15,419,850
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
26,425,000 0.000
(f)
12/15/2036
16,355,918
33,225,000 0.000
(f)
12/15/2037
19,677,400
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
230,000 0.000
(f)
12/15/2033
160,886
30,275,000 0.000
(f)
12/15/2038
17,114,076

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
$ 1,620,000 5.000%
12/15/2039
$ 1,716,344
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
735,000 5.000
06/15/2030
752,760
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
2,905,000 4.000
12/15/2031
2,946,218
2,070,000 5.000
12/15/2032
2,188,839
7,775,000 5.000
12/15/2034
8,214,967
8,840,000 5.000
12/15/2035
9,326,813
3,455,000 5.000
12/15/2036
3,636,079
2,410,000 4.250
12/15/2038
2,443,222
New Jersey Transportation Trust Fund Authority RB Series 2016
(A2/A+)
2,435,000 5.000
06/15/2030
2,493,838
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
8,320,000 5.000
12/15/2033
8,792,313
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
120,000 3.000
06/15/2050
91,720
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2019 Series BB (A2/A-)
1,645,000 5.000
06/15/2032
1,740,568
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
4,600,000 4.000
06/15/2045
4,450,953
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
4,675,000 4.250
06/15/2044
4,698,359
New Jersey Transportation Trust Fund Authority Transportation
Program Notes 2014 Series BB-1 (A2/A-)
3,190,000 5.000
06/15/2032
3,375,327
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2014 BB-1 (A2/A-)
1,320,000 5.000
06/15/2030
1,403,438
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
3,060,000 5.000
06/15/2034
3,233,846
10,000,000 5.000
06/15/2037
10,510,274
3,000,000 5.250
06/15/2043
3,133,407
10,000,000 4.500
06/15/2049
9,949,025
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
2,000,000 4.000
06/15/2044
1,948,313
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
6,255,000 0.000
(f)
12/15/2032
4,544,067
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
3,190,000 0.000
(f)
12/15/2029
2,605,267
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2019 Series A (A2/A-)
2,500,000 5.000
12/15/2032
2,701,020
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
$ 4,550,000 4.250%
06/15/2040
$ 4,644,326
2,000,000 5.250
06/15/2041
2,237,392
3,000,000 5.250
06/15/2042
3,342,945
New Jersey Turnpike Authority Turnpike RB Series 2014 A
(A1/AA-)
10,000,000 5.000
01/01/2034
9,999,992
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
3,000,000 4.000
01/01/2043
2,963,087
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,400,000 4.500
01/01/2048
1,434,692
4,725,000 5.250
01/01/2052
5,167,455
New Jersey Turnpike Authority Turnpike RB Series 2024 C
(A1/AA-)
16,750,000 5.000
(i)
01/01/2045
18,281,119
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.375
07/01/2053
923,082
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa1/BBB+)
2,740,000 4.450
03/01/2025
2,745,154
South Jersey Port Corp. Subordinated Marine Terminal RB Series
2017 B (A3/NR)
1,020,000 5.000
01/01/2037
1,060,940
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
5,585,000 5.000
01/01/2048
5,696,037
South Jersey Transportation Authority RB Refunding Series 2019
A (AGM) (A1/AA)
725,000 5.000
11/01/2033
781,262
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
16,445,000 5.000
06/01/2046
16,595,431
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
6,455,000 6.750
(d)
12/01/2041
4,220,540
394,420,921
New Mexico - 0.3%
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
6,000,000 1.800
04/01/2029
5,322,555
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series B (Baa2/BBB) (PUTABLE)
2,975,000 3.875
(a)(b)
06/01/2040
2,992,393
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series C (Baa2/BBB) (PUTABLE)
2,570,000 3.875
(a)(b)
06/01/2040
2,585,025
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
6,835,000 3.900
(a)(b)
06/01/2040
6,873,282

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series E (Baa2/BBB) (PUTABLE)
$ 3,800,000 3.875%
(a)(b)
06/01/2040
$ 3,822,216
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
3,750,000 4.700
09/01/2049
3,752,782
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
175,000 4.000
09/01/2025
175,465
200,000 5.000
09/01/2029
213,303
450,000 5.000
09/01/2030
485,727
300,000 5.000
09/01/2031
323,007
350,000 5.000
09/01/2032
376,636
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
633,000 3.750
(d)
05/01/2028
617,286
2,070,000 4.000
(d)
05/01/2033
1,978,006
2,345,000 4.250
(d)
05/01/2040
2,181,252
31,698,935
New York - 8.1%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
2,000,000 5.250
04/01/2049
2,080,615
1,925,000 5.250
04/01/2054
1,989,217
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
1,800,000 0.000
(f)
07/15/2044
706,762
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
1,400,000 5.000
07/15/2042
1,422,262
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
110,000 4.000
06/15/2025
109,236
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
200,000 4.000
06/15/2027
196,049
200,000 4.000
06/15/2028
194,416
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
725,000 5.000
06/15/2042
742,666
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
600,000 5.000
07/01/2042
612,986
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
1,425,000 5.000
(d)
12/01/2041
1,362,658
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,500,000 5.000
07/01/2042
2,594,546
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
300,000 4.000
(d)
06/15/2031
289,351
425,000 4.000
(d)
06/15/2041
372,352
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
2,465,000 4.000
(d)
06/15/2027
2,340,182
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
$ 350,000 5.000%
(d)
06/15/2033
$ 374,987
425,000 5.250
(d)
06/15/2043
440,658
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
260,000 6.500
(d)
07/01/2032
272,759
2,500,000 6.500
(d)
07/01/2042
2,568,928
850,000 6.500
(d)
07/01/2052
867,772
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
900,000 9.750
(d)
07/01/2032
881,257
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
750,000 4.750
06/15/2053
728,472
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
7,920,000 4.250
(a)(b)
04/01/2042
7,957,695
City of New Rochelle RB for Iona College Project Series 2015 A
(Baa2/BBB)
325,000 5.000
07/01/2025
328,037
335,000 5.000
07/01/2026
338,539
425,000 5.000
07/01/2027
429,792
City of New York GO Bonds 2023 Series C (Aa2/AA)
2,845,000 5.000
08/01/2026
2,949,561
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,945,000 5.000
08/01/2026
2,018,078
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4
(AGM) (Aa2/AA)
5,760,000 5.000
10/01/2026
5,994,933
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
1,905,000 5.000
09/01/2026
1,977,995
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
2,500,000 5.500
05/01/2046
2,796,871
3,900,000 4.500
05/01/2049
3,985,309
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
4,750,000 4.000
03/01/2050
4,640,123
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
2,300,000 5.250
07/01/2049
2,470,617
2,750,000 5.250
07/01/2054
2,929,172
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose, Series 2015E (Aa1/AA+)
14,675,000 3.250
03/15/2035
13,964,949
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
10,000,000 5.250
03/15/2052
11,055,074
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,000,000 5.000
07/01/2045
1,013,667
Empire State Urban Development Corp. State Personal Income Tax
RB Series 2020E (NR/AA+)
500,000 4.000
03/15/2039
502,682

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
$ 29,200,000 0.000%
(d)(f)
06/01/2060
$ 1,339,661
Essex County IDA Environmental Improvement Revenue
Refunding Bonds Series 2019A (Baa2/BBB) (PUTABLE)
500,000 2.100
(a)(b)
03/01/2027
496,498
Freddie Mac Multifamily ML Certificates RB Pass Through Series
2017 A (Aaa/NR)
(SOFR + 0.614%)
6,697,848 5.935
(d)(e)
01/25/2033
6,741,509
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
200,000 5.000
12/01/2025
202,182
Metropolitan Transportation Authority RB Green Bond Series 2015
A-2 (A3/NR)
2,500,000 5.000
(a)(b)
11/15/2045
2,680,826
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
645,000 5.000
11/15/2027
662,646
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
9,325,000 4.750
11/15/2045
9,569,091
4,445,000 5.000
11/15/2050
4,629,673
1,800,000 5.250
11/15/2055
1,893,205
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
3,275,000 5.000
11/15/2029
3,541,777
1,450,000 5.000
11/15/2030
1,585,651
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 A-2 (A3/A-)
1,340,000 5.000
11/15/2027
1,408,615
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
2,465,000 4.000
11/15/2032
2,483,108
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A3/A-)
7,785,000 5.000
11/15/2037
8,700,550
8,605,000 5.000
11/15/2039
9,520,670
5,445,000 5.000
11/15/2040
5,981,212
4,190,000 4.000
11/15/2043
4,128,853
14,200,000 5.250
11/15/2049
15,456,667
Metropolitan Transportation Authority RB Refunding Series 2016
B (A3/A-)
545,000 5.000
11/15/2027
564,475
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
530,000 5.000
11/15/2029
547,410
755,000 5.250
11/15/2031
782,242
Metropolitan Transportation Authority RB Series 2016 C-1 (A3/A-)
595,000 5.000
11/15/2028
615,173
Metropolitan Transportation Authority Transportation RB Series
2015A-1 (A3/A-)
475,000 5.000
11/15/2025
481,479
Metropolitan Transportation Authority Transportation RB Series
2015B (A3/A-)
2,340,000 5.250
11/15/2055
2,360,599
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019A (AGM) (A1/AA)
11,050,000 5.000
11/15/2044
11,510,158
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
$ 4,980,000 4.000%
11/15/2047
$ 4,851,620
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
3,000,000 4.000
11/15/2047
2,890,651
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2021A-1 (A3/A-)
5,000,000 4.000
11/15/2047
4,817,751
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,750,000 5.000
11/15/2027
3,947,346
400,000 5.000
11/15/2028
426,779
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017B (A3/A-)
1,655,000 5.000
11/15/2025
1,689,999
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2017C-1 (A3/A-)
2,765,000 5.000
11/15/2027
2,910,510
MTA Hudson Rail Yards Trust Obligations Series 2016A (A3/NR)
2,000,000 5.000
11/15/2056
1,999,960
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
82,790,000 0.000
(f)
06/01/2060
5,181,901
New York City Housing Development Corp. Multi-Family Housing
RB 2024 Series B-2 (NON-AMT) (HUD SECT 8) (Aa2/AA+)
10,000,000 3.700
(a)(b)
05/01/2064
10,047,517
New York City Industrial Development Agency RB for Churchill
School & Center for Learning Disabilities, Inc. Series 1999
(AGC) (NR/AA)
1,045,000 2.250
10/01/2029
964,565
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
4,015,000 3.000
01/01/2039
3,493,819
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
2,365,000 3.000
03/01/2036
2,158,170
2,555,000 3.000
03/01/2040
2,172,191
1,925,000 4.000
03/01/2045
1,870,349
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/AA)
2,175,000 4.000
03/01/2045
2,073,692
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2011 Series
DD (Aa1/AA+/A-1)
4,875,000 4.900
(a)(b)
06/15/2043
4,875,000
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2021 Series
Ee Subseries Ee-1 and Ee-2 (Aa1/AA+/A-1+)
17,860,000 4.900
(a)(b)
06/15/2045
17,860,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2018
Series Bb (Aa1/AA+)
11,150,000 5.000
06/15/2046
11,458,778
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2019
Series Ee, (Aa1/AA+)
1,000,000 4.000
06/15/2040
988,530

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Transitional Finance Authority Building Aid RB
Fiscal 2016 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
$ 5,000,000 5.000%
07/15/2032
$ 5,099,881
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2018 Series B Subseries B-1
(Aa1/AAA)
18,400,000 5.000
08/01/2045
18,897,812
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
6,000,000 5.500
11/01/2045
6,811,166
New York City Transitional Finance Authority Future Tax Secured
Tax Exempt Subordinate Bonds Fiscal 2024 Series A-1
(Aa1/AAA)
830,000 4.000
05/01/2045
816,395
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal
2011 Subseries A-4 (Aa1/AAA/A-1)
10,590,000 4.900
(a)(b)
08/01/2039
10,590,000
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate Bonds Fiscal
2019 Subseries B-4 (Aa1/AAA/A-1)
7,470,000 4.700
(a)(b)
08/01/2042
7,470,000
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate BondsFiscal
2019 Subseries A-4 (Aa1/AAA/A-1)
18,360,000 4.700
(a)(b)
08/01/2045
18,360,000
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2024 Series C
(Aa1/AAA)
6,490,000 5.500
05/01/2042
7,529,749
3,500,000 5.500
05/01/2053
3,955,448
New York Convention Center Development Corp. Revenue
Refunding Bonds Series 2015 (A2/NR)
3,755,000 5.000
11/15/2030
3,817,058
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
143,440,000 0.000
(f)
06/01/2060
8,691,116
New York Housing Development Corp. Multi-Family Mortgage RB
for 8 Spruce Street Series 2014 Class E (NR/BBB-)
4,840,000 3.500
02/15/2048
4,813,963
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
4,050,000 5.150
(d)
11/15/2034
4,062,288
9,000,000 5.375
(d)
11/15/2040
9,024,117
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
4,175,000 7.250
(d)
11/15/2044
4,196,851
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
20,610,000 5.000
(d)
11/15/2044
20,629,565
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
855,000 2.625
09/15/2069
779,858
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,070,000 2.800
09/15/2069
961,914
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York NY GO Bonds 2018 E-1 (Aa2/AA)
$ 9,725,000 5.000%
03/01/2044
$ 10,066,062
New York Port Authority Consolidated Bonds 273rd Series
(Aa3/AA-)
7,835,000 4.000
07/15/2051
7,232,116
New York St Dorm Auth St Pers Income Tax Rev General Purpose
Bonds 2022 A (NR/NR)
450,000 5.000
03/15/2027
471,391
New York State Dormitory Authority General Purpose Personal
Income Tax RB Series 2016 D (Aa1/AA+)
2,550,000 5.000
(c)
08/15/2026
2,653,805
New York State Dormitory Authority Personal Income Tax General
Purpose RB Series 2020A (Aa1/NR)
25,000,000 4.000
03/15/2043
24,624,280
New York State Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
10,000,000 4.000
03/15/2038
10,083,772
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
1,400,000 5.000
07/01/2033
1,465,659
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
100,000 3.560
07/01/2026
96,641
100,000 3.670
07/01/2027
95,888
40,000 3.760
07/01/2028
38,076
200,000 3.820
07/01/2029
188,569
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
970,000 5.000
07/01/2025
976,509
1,185,000 5.000
07/01/2029
1,188,730
745,000 5.000
07/01/2030
747,601
100,000 4.000
07/01/2031
94,087
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (Caa1/B-)
540,000 5.000
07/01/2032
497,369
465,000 5.000
07/01/2034
421,614
1,005,000 5.000
07/01/2035
904,657
440,000 5.000
07/01/2036
391,656
545,000 4.000
07/01/2040
418,864
590,000 5.000
07/01/2041
509,560
2,315,000 4.000
07/01/2045
1,695,253
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
530,000 4.000
09/01/2036
517,700
500,000 4.000
09/01/2037
485,149
575,000 4.000
09/01/2038
552,294
615,000 4.000
09/01/2039
586,009
750,000 4.000
09/01/2040
706,332
New York State Dormitory Authority RB Refunding for St. John's
University Series 2021 A (A3/A-)
2,750,000 4.000
07/01/2048
2,647,696
New York State Dormitory Authority RB Refunding for State of
New York Personal Income Tax Series 2020 A (Aa1/NR)
4,450,000 3.000
03/15/2038
4,004,108
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
1,100,000 3.000
04/01/2042
925,424
1,550,000 3.000
04/01/2048
1,199,875

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Energy Research & Development Authority RB
Refunding for Central Hudson Gas & Electric Corp. Projects
Series 1999 B (AMT) (AMBAC) (Baa1/BBB+)
$ 5,350,000 7.403%
(a)(b)
07/01/2034
$ 5,350,000
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,440,000 2.875
(a)(b)(d)
12/01/2044
1,331,766
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
750,000 2.750
(a)(b)
09/01/2050
735,434
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,050,000 1.100
(a)(b)
11/01/2061
2,753,987
New York State Thruway Authority General RB Series P (A1/A+)
1,800,000 5.000
01/01/2049
1,952,778
1,865,000 5.250
01/01/2054
2,052,506
New York State Urban Development Corp. RB for State of New
York Personal Income Tax Revenue Series 2020 A (Aa1/NR)
7,000,000 3.000
03/15/2050
5,379,044
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2020A (Tax-Exempt) (Aa1/NR)
11,500,000 4.000
03/15/2038
11,628,509
New York State Urban Development Corporation State Sales Tax
RB, Series 2023A (Tax-Exempt) (Aa1/NR)
8,000,000 5.000
03/15/2051
8,704,346
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
1,000,000 4.000
12/01/2040
1,001,616
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (Baa1/NR)
2,500,000 5.000
12/01/2036
2,702,293
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
4,750,000 5.000
01/01/2027
4,883,855
310,000 5.000
01/01/2031
320,351
8,645,000 5.000
01/01/2033
8,917,864
3,800,000 5.000
01/01/2034
3,918,403
9,625,000 4.000
01/01/2036
9,627,106
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
2,850,000 5.000
01/01/2036
2,934,519
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
2,580,000 4.000
10/01/2030
2,585,467
4,815,000 5.000
10/01/2035
5,061,973
8,140,000 5.000
10/01/2040
8,468,952
8,775,000 4.375
10/01/2045
8,592,941
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
1,225,000 2.500
10/31/2031
1,013,973
600,000 4.000
10/31/2034
577,906
4,780,000 4.000
10/31/2041
4,307,330
New York Transportation Development Corp. RB for
Laguardia Gateway Partners LLC Series 2016 A
(AMT) (AGM-CR) (A1/AA)
1,500,000 4.000
07/01/2046
1,406,768
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
$ 500,000 5.000%
12/01/2028
$ 523,861
500,000 5.000
12/01/2029
529,929
2,200,000 5.000
12/01/2036
2,323,738
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 C (Baa1/NR)
165,000 5.000
12/01/2032
179,653
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
690,000 5.000
07/01/2034
690,685
15,675,000 5.000
07/01/2041
15,675,083
4,050,000 5.000
07/01/2046
4,049,782
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
8,425,000 5.250
01/01/2050
8,425,184
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
3,125,000 6.000
06/30/2054
3,431,966
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
2,490,000 5.000
06/30/2049
2,580,926
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2022
(Baa1/NR)
500,000 5.000
12/01/2027
518,000
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
5,350,000 5.500
06/30/2054
5,670,666
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BB+)
750,000 6.000
04/01/2035
847,668
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
2,250,000 5.000
08/01/2031
2,250,422
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
6,570,000 5.250
08/01/2031
6,968,262
5,675,000 5.375
08/01/2036
6,042,506
New York Transportation Development Corp. Special Facility RB
Series 2021 (NR/NR)
4,060,000 3.000
08/01/2031
3,825,399
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
3,475,000 5.000
08/01/2026
3,476,413
New York Transportation Development Corporation
(Terminal 4 John F. Kennedy International Airport Project)
Special Facility RB, Series 2020C (Baa1/BBB)
1,250,000 5.000
12/01/2029
1,343,836

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
$ 420,000 4.000%
12/01/2033
$ 419,799
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
1,065,000 4.000
12/01/2034
1,064,182
670,000 4.000
12/01/2035
667,960
1,135,000 4.000
12/01/2036
1,130,902
1,260,000 3.000
12/01/2039
1,044,062
840,000 3.000
12/01/2040
684,531
1,680,000 4.000
12/01/2049
1,575,733
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
345,000 4.000
07/01/2039
311,617
4,225,000 3.000
07/01/2044
2,961,486
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
4,720,000 4.000
07/01/2035
4,171,721
Port Authority of New York & New Jersey Consolidated RB Series
221 (Aa3/AA-)
2,000,000 4.000
07/15/2045
1,912,918
1,500,000 4.000
07/15/2050
1,390,541
Port Authority of New York and New Jersey Consolidated Bonds
242nd Series (Aa3/AA-)
1,500,000 5.000
12/01/2026
1,546,212
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
8,975,000 3.000
10/01/2027
8,621,695
1,555,000 3.000
10/01/2028
1,479,025
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,520,000 5.250
08/01/2047
1,621,691
Power Authority of The State of New York Green Transmission
Project RB, Series 2023A (AGM) (A1/AA)
1,500,000 5.000
11/15/2053
1,626,046
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,200,000 4.250
05/01/2052
6,203,478
5,225,000 5.000
05/01/2052
5,479,665
State of New York Dormitory Authority Personal Income Tax RB
Series 2018A (Aa1/NR)
10,200,000 4.000
03/15/2048
9,948,110
State of New York Dormitory Authority Personal Income Tax RB
Series 2019D (Aa1/NR)
10,000,000 4.000
02/15/2047
9,781,881
State of New York Dormitory Authority Personal Income Tax RB
Series 2021A (NR/AA+)
10,215,000 4.000
03/15/2038
10,290,788
8,175,000 4.000
03/15/2040
8,101,491
State of New York Dormitory Authority Personal Income Tax RB
Series 2021E (NR/AA+)
6,800,000 4.000
03/15/2046
6,663,407
8,700,000 4.000
03/15/2047
8,506,169
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,070,000 5.000
07/01/2027
1,071,186
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Suffolk Tobacco Asset Securitization Corp. RB Series 2021 B-1
(NR/BBB-)
$ 3,430,000 4.000%
06/01/2050
$ 3,420,184
Triborough Bridge & Tunnel Authority General Revenue Bond
Series 2022A (Aa3/AA-)
5,900,000 5.500
11/15/2057
6,534,265
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
8,150,000 4.250
05/15/2058
8,024,362
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
4,000,000 5.000
05/15/2049
4,378,428
3,000,000 5.000
05/15/2054
3,263,758
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
2,555,000 5.000
07/01/2035
2,799,267
1,345,000 5.000
07/01/2038
1,459,699
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (B1/BBB-)
1,000,000 5.000
11/01/2024
999,809
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
200,000 4.000
10/15/2029
198,838
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
300,000 4.000
10/15/2030
300,097
789,276,879
North Carolina - 0.9%
Charlotte Douglas International Airport RB Series 2023A
(NON-AMT) Series 2023B (AMT) (Aa3/NR)
6,525,000 5.000
07/01/2048
7,107,441
Charlotte-Mecklenburg Hospital Authority Variable Rate
Health Care RB for Atrium Health Series 2021B
(Aa3/AA) (PUTABLE)
20,000,000 5.000
(a)(b)
01/15/2050
20,114,240
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019A
(Baa2/BBB) (PUTABLE)
375,000 2.000
(a)(b)
11/01/2033
372,282
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019B
(Baa2/BBB) (PUTABLE)
400,000 2.000
(a)(b)
11/01/2033
397,101
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2019 C (Baa2/BBB) (PUTABLE)
1,750,000 2.100
(a)(b)
03/01/2027
1,737,744
County of Mecklenburg GO Bonds for Public Improvement Series
2018 (Aaa/AAA)
5,250,000 5.000
03/01/2029
5,613,210
County of Wake GO Public Improvement Bonds Series 2022A
(Aaa/AAA)
5,000,000 5.000
02/01/2025
5,049,048
County of Wake GO Refunding Bonds Series 2023B (Aaa/AAA)
1,810,000 5.000
05/01/2026
1,871,607
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
1,000,000 5.000
07/01/2028
1,046,361

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA) – (continued)
$ 1,900,000 5.500%
07/01/2052
$ 2,054,259
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
1,150,000 5.250
07/01/2053
1,221,369
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
2,735,000 5.000
12/31/2037
2,760,282
North Carolina Housing Finance Agency
Home Ownership RB Series 54-A
(NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
1,500,000 4.550
07/01/2044
1,506,197
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn At
Maryfield Series 2015 (NR/NR)
3,875,000 5.000
10/01/2035
3,874,499
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
680,000 4.000
09/01/2041
598,636
325,000 4.000
09/01/2046
274,776
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
235,000 4.000
03/01/2025
233,632
220,000 5.000
03/01/2026
220,543
270,000 5.000
03/01/2027
271,386
255,000 5.000
03/01/2028
257,020
250,000 4.000
03/01/2029
242,832
260,000 4.000
03/01/2030
251,778
270,000 4.000
03/01/2031
260,324
725,000 4.000
03/01/2036
681,649
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,355,000 5.000
10/01/2040
1,334,165
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
5,995,000 3.000
07/01/2045
4,715,030
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
910,000 4.000
09/01/2041
792,573
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
590,000 3.000
07/01/2026
570,520
1,785,000 3.000
07/01/2027
1,696,215
1,040,000 4.000
07/01/2030
991,328
1,080,000 5.000
07/01/2031
1,084,264
1,110,000 5.000
07/01/2032
1,111,945
1,375,000 5.000
07/01/2033
1,375,000
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Series 2024A (NR/NR)
750,000 5.000
10/01/2044
781,881
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AGM) (NR/AA)
3,000,000 3.000
01/01/2042
2,464,607
3,500,000 5.000
01/01/2049
3,657,065
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Turnpike Authority Triangle Expressway System
Senior Lien Turnpike RB Series 2019 (NR/BBB)
$ 9,500,000 5.000%
01/01/2049
$ 9,823,486
88,416,295
North Dakota - 0.1%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
4,125,000 4.000
12/01/2035
3,902,306
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,875,000 3.000
12/01/2051
1,409,433
City of Horace GO Refunding Bonds Series 2021 (Baa3/NR)
1,100,000 3.000
05/01/2041
809,806
2,750,000 3.000
05/01/2046
1,857,974
City of Horace, North Dakota Temporary Refunding Improvement
Bonds, Series 2023B (Baa3/NR)
5,300,000 5.125
07/01/2025
5,302,639
13,282,158
Ohio - 2.2%
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2019B (A1/A)
1,255,000 5.000
02/15/2025
1,264,198
Bon Secours Mercy Health Hospital Facilities RB Series 2022B-1
(A2/A+)
7,110,000 5.000
(a)(b)
10/01/2049
7,413,048
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/A-)
440,000 5.000
06/01/2034
471,822
310,000 4.000
06/01/2037
311,911
2,655,000 4.000
06/01/2038
2,658,477
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
5,070,000 3.000
06/01/2048
3,845,787
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
26,565,000 5.000
06/01/2055
24,489,179
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
37,685,000 0.000
(f)
06/01/2057
3,524,128
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
6,710,000 4.000
06/01/2048
6,184,438
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
7,195,000 5.375
09/15/2027
7,197,695
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
2,525,000 7.000
(d)
07/01/2053
2,596,172
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
2,185,000 5.000
05/15/2032
2,179,249

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
County of Cuyahoga Hospital RB Series 2017 (Baa2/BBB)
$ 6,500,000 5.000%
02/15/2037
$ 6,623,182
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
400,000 4.000
09/01/2040
343,561
625,000 4.000
09/01/2045
501,491
850,000 5.000
09/01/2049
761,715
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
3,210,000 5.000
07/01/2035
3,254,131
3,915,000 5.000
07/01/2036
3,954,574
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
5,000 4.000
(c)
07/01/2028
5,283
4,220,000 4.000
07/01/2040
3,580,246
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
2,480,000 5.250
11/15/2040
2,447,691
County of Franklin RB Series OH 2019A (Aa3/AA-)
5,500,000 4.000
12/01/2044
5,287,871
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
11,225,000 5.250
11/15/2048
11,444,072
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
7,325,000 5.250
02/15/2047
7,383,008
2,825,000 5.000
02/15/2052
2,830,976
760,000 5.000
02/15/2057
760,203
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
10,000,000 8.223
02/15/2040
11,151,083
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
1,000,000 5.000
02/15/2025
1,003,220
2,865,000 5.500
02/15/2057
2,913,929
Cuyahoga Metropolitan Housing Authority RB for Social Bonds
Series 2021 (HUD SECT 8) (NR/A+)
3,550,000 2.000
12/01/2031
2,935,903
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
2,000,000 3.750
12/01/2038
1,658,135
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
250,000 5.000
12/01/2025
250,691
325,000 5.000
12/01/2026
326,513
325,000 5.000
12/01/2027
327,587
425,000 5.000
12/01/2028
429,937
400,000 5.000
12/01/2029
405,907
680,000 5.000
12/01/2030
690,349
800,000 5.000
12/01/2031
811,607
660,000 5.000
12/01/2032
669,186
1,170,000 5.000
12/01/2033
1,189,045
1,725,000 5.000
12/01/2035
1,750,808
650,000 5.000
12/01/2037
655,250
1,630,000 5.000
12/01/2038
1,636,634
2,000,000 5.000
12/01/2051
1,966,707
Lakewood City School District GO Refunding Bonds Series 2014
C (Aa2/AA)
3,215,000 5.000
12/01/2027
3,236,333
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Lancaster Port Authority Gas Supply Revenue Refunding Bonds
Series 2019 (Aa1/NR)
$ 1,860,000 5.000%
(a)(b)
08/01/2049
$ 1,870,147
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
250,000 4.000
12/01/2035
245,201
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,500,000 4.250
(a)(b)
11/01/2039
3,518,316
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
14,000,000 4.250
(a)(b)
11/01/2040
14,050,320
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
700,000 4.500
(d)
01/15/2048
691,971
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (WR/BBB-)
1,100,000 3.375
08/01/2029
1,061,458
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
925,000 2.875
02/01/2026
895,265
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
2,305,000 2.875
02/01/2026
2,230,904
Ohio Air Quality Development Authority RB Refunding for Ohio
Valley Electric Corp. Series 2019 A (Baa3/NR)
3,130,000 3.250
09/01/2029
3,005,183
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014A (Baa2/BBB)
2,500,000 2.400
(a)(b)
12/01/2038
2,207,082
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014B (Baa2/BBB)
3,500,000 2.600
(a)(b)
06/01/2041
3,102,497
Ohio Air Quality Development Authority Revenue Refunding
Bonds Series 2014C (NR/BBB) (PUTABLE)
8,000,000 2.100
(a)(b)
12/01/2027
7,931,519
Ohio Higher Educational Facility Commission RB for University
Circle, Inc. Series 2020 (A3/NR)
1,445,000 5.000
01/15/2035
1,557,497
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
1,260,000 5.000
12/01/2042
1,236,163
1,250,000 5.000
12/01/2045
1,203,809
Ohio Higher Educational Facility Commission RB Refunding for
Xavier University Series 2020 (A3/NR)
695,000 4.000
05/01/2037
696,370
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
900,000 5.000
01/15/2040
954,348
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
925,000 5.000
(d)
12/01/2033
904,881
1,795,000 5.000
(d)
12/01/2038
1,723,175
2,725,000 5.000
(d)
12/01/2048
2,475,505
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
1,500,000 4.375
(a)(b)
06/15/2056
1,476,685

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
$ 390,000 3.750%
(d)
12/01/2031
$ 368,556
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
3,725,000 5.000
12/01/2046
3,543,620
State of Ohio Higher Educational Facilities Senior Lien Hospital
Bonds Series 2020 (A3/NR)
1,140,000 5.000
01/15/2037
1,222,247
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,500,000 5.750
09/01/2037
1,559,173
1,500,000 6.000
09/01/2042
1,552,634
State of Ohio Hospital RB, Series 2020 Premier Health Partners
Obligated Group (Baa1/NR)
1,270,000 4.000
11/15/2041
1,161,016
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
3,500,000 4.000
01/01/2038
3,459,294
960,000 4.000
01/01/2041
921,711
212,149,479
Oklahoma - 0.4%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
3,800,000 2.000
11/01/2029
3,398,217
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Ba1/BBB-)
925,000 4.000
09/01/2045
759,148
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA-)
3,300,000 5.000
07/01/2026
3,407,760
3,400,000 5.000
07/01/2027
3,572,451
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA-)
650,000 5.000
07/01/2026
671,226
500,000 5.000
07/01/2027
525,360
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
2,125,000 5.000
08/15/2029
2,186,589
5,400,000 5.500
08/15/2057
5,540,251
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
3,670,000 4.000
08/15/2048
3,365,378
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
2,725,000 5.500
08/15/2052
2,802,537
Oklahoma Housing Finance Agency Collateralized RB Pioneer
Plaza Apartments, Series 2023A HUD SECT 8 FHA
221(D)(4) (Aaa/NR)
775,000 4.000
(a)(b)
06/01/2028
774,761
Oklahoma Turnpike Authority Oklahoma Turnpike System Second
Senior RB Series 2023 (Aa3/AA-)
4,000,000 5.500
01/01/2053
4,415,539
Payne County Economic Development Authority Educational
Facilities Lease RB Stillwater Public Schools Project Series
2024 (BAM) (A2/AA)
2,105,000 5.000
09/01/2026
2,168,120
1,740,000 5.000
09/01/2027
1,818,227
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
$ 1,785,000 5.000%
(a)(b)
06/01/2035
$ 1,800,334
37,205,898
Oregon - 0.4%
City of Portland, Oregon Second Lien Sewer System Revenue and
Refunding Bonds, 2023 Series A (Aa2/AA)
5,500,000 5.000
12/01/2035
6,323,607
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
240,000 5.125
11/15/2040
237,756
120,000 5.250
11/15/2050
114,081
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
1,385,000 3.500
03/01/2029
1,309,091
1,540,000 3.750
03/01/2032
1,422,454
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
1,875,000 5.000
08/15/2045
1,956,354
Oregon State Facilities Authority RB Refunding for Reed College
Project Series 2017 A (Aa2/NR)
8,895,000 5.000
(c)
07/01/2027
9,367,288
Oregon State Facilities Authority RB Refunding for Samaritan
Health Services, Inc. Obligated Group Series 2020 A
(NR/BBB+)
525,000 5.000
10/01/2029
545,530
225,000 5.000
10/01/2035
235,848
Port of Portland International Airport RB Series 28 (NR/AA-)
2,145,000 4.000
07/01/2047
2,030,126
Port of Portland RB for International Airport Series 2019 25-B
(NR/AA-)
2,365,000 5.000
07/01/2033
2,485,761
1,000,000 5.000
07/01/2034
1,051,195
1,000,000 5.000
07/01/2035
1,050,669
State of Oregon GO Refunding Bonds for Higher Education Series
2021 H (Aa1/AA+)
1,175,000 1.250
08/01/2027
1,073,657
860,000 1.375
08/01/2028
768,060
875,000 1.500
08/01/2029
769,709
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
4,500,000 5.250
08/01/2049
4,775,243
Warm Springs Reservation Confederated Tribe Hydroelectric RB
Refunding for Pelton-Round Butte Project Series 2019 B
(A3/NR)
190,000 5.000
(d)
11/01/2034
205,303
500,000 5.000
(d)
11/01/2036
538,677
Washington County School District No. 1 GO Bonds Series 2017
(SCH BD GTY) (Aa1/NR)
4,155,000 5.000
06/15/2029
4,360,850
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,625,000 5.000
11/15/2051
1,306,218
41,927,477
Pennsylvania - 3.3%
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
1,000,000 5.250
09/01/2035
970,139

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
$ 18,400,000 4.000%
04/01/2044
$ 17,350,479
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018
A (NR/A)
5,145,000 5.000
04/01/2030
5,381,231
Allegheny County Hospital Development Authority UPMC RB
Series 2019A (A2/A)
6,230,000 4.000
07/15/2038
6,125,466
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
1,850,000 4.875
11/01/2024
1,854,697
2,750,000 5.125
05/01/2030
2,900,611
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
75,000 5.000
05/01/2026
76,316
525,000 5.000
05/01/2027
538,911
700,000 5.000
05/01/2029
730,670
750,000 5.000
05/01/2030
788,219
750,000 5.000
05/01/2031
793,146
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
1,380,000 5.000
(d)
05/01/2027
1,407,722
1,600,000 5.000
(d)
05/01/2032
1,627,577
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
800,000 5.000
(d)
05/01/2028
815,290
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
500,000 5.000
05/01/2025
502,310
900,000 5.000
05/01/2033
956,218
1,000,000 5.000
05/01/2034
1,061,231
900,000 5.000
05/01/2035
953,315
1,000,000 5.000
05/01/2036
1,055,296
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022 forward
Delivery (Baa3/NR)
750,000 5.000
05/01/2032
797,516
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BB-)
325,000 5.000
07/01/2025
322,208
420,000 5.000
07/01/2026
416,757
425,000 5.000
07/01/2027
419,424
450,000 5.000
07/01/2028
441,529
475,000 5.000
07/01/2029
463,965
650,000 5.000
07/01/2030
631,899
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
100,000 5.000
10/01/2030
103,268
350,000 5.000
10/01/2031
361,445
410,000 5.000
10/01/2033
423,344
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
$ 900,000 6.000%
(d)
10/15/2052
$ 930,150
Chester County IDA RB Series 2021 (Aa2/NR)
10,000,000 4.000
12/01/2046
9,663,726
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa2/BBB+)
500,000 4.000
05/01/2036
459,880
595,000 4.000
05/01/2041
510,745
380,000 5.000
05/01/2047
357,243
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
2,075,000 4.000
03/01/2042
1,733,558
Coatesville School District GO Refunding Bonds Series 2017
(AGM ST AID WITHHLDG) (A1/AA)
1,000,000 5.000
08/01/2025
1,015,889
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (A1/AA)
21,580,000 4.000
06/01/2039
21,711,942
Commonwealth of Pennsylvania COPS Series 2018 A (A2/A)
1,250,000 4.000
07/01/2046
1,195,511
Commonwealth of Pennsylvania GO Bonds 1st Series 2015
(Aa3/A+)
6,500,000 5.000
03/15/2033
6,564,659
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
2,000,000 5.875
(d)
10/15/2040
1,641,686
6,375,000 6.250
(d)
10/15/2053
4,981,096
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
950,000 5.000
(d)
10/15/2034
791,897
Delaware County Authority RB for Villanova University Series
2015 (Aa3/AA-)
1,120,000 5.000
08/01/2040
1,131,348
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
1,400,000 5.000
(d)
07/01/2031
1,437,681
Doylestown Hospital Authority Taxable RB for Doylestown Health
Series 2019 B (B3/CCC)
500,000 3.950
07/01/2024
500,000
Doylestown Hospital Authority Taxable RB for Doylestown Health
Series 2019 B (NR/NR)
455,000 3.950
07/01/2024
455,000
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
750,000 5.000
12/01/2038
742,376
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (WR/AA-)
(3M USD LIBOR + 0.77%)
15,800,000 4.514
(e)
05/01/2037
14,832,765
General Authority of Southcentral Pennsylvania RB Refunding
WellSpan Health Obligation Group Series 2019 A (Aa3/NR)
725,000 4.000
06/01/2044
694,386
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
900,000 5.000
03/01/2040
816,136

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
$ 150,000 5.000%
03/01/2025
$ 150,166
185,000 5.000
03/01/2026
185,552
150,000 5.000
03/01/2027
151,370
135,000 5.000
03/01/2028
136,640
160,000 5.000
03/01/2029
162,457
Latrobe Industrial Development Authority University RB
Refunding for Seton Hill University Series 2021 (NR/BBB-)
175,000 5.000
03/01/2031
178,212
300,000 5.000
03/01/2033
305,839
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social  Bonds 2023
Series A (Baa3/NR)
3,240,000 5.250
07/01/2044
3,177,145
Montgomery County Higher Education & Health Authority RB
Refunding for Thomas Jefferson University Obligated Group
Series 2019 (A3/A)
1,000,000 4.000
09/01/2037
994,990
550,000 4.000
09/01/2038
542,466
1,000,000 4.000
09/01/2039
980,947
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
2,250,000 4.100
(a)(b)
04/01/2053
2,293,846
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
1,645,000 4.100
06/01/2029
1,687,517
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
2,665,000 4.450
(a)(b)
10/01/2034
2,720,131
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
1,035,000 5.000
11/15/2045
1,062,763
Montgomery County Industrial Development Authority RB ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2020 C (NR/NR)
600,000 4.000
11/15/2043
564,422
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/BBB+)
400,000 4.000
10/01/2036
380,233
400,000 4.000
10/01/2041
360,565
Northampton County General Purpose Authority Hospital RB
Series 2016A (A3/A-)
24,840,000 5.000
08/15/2046
25,022,867
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,000,000 5.000
11/01/2039
941,663
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2030
1,616,514
1,900,000 4.000
07/01/2033
1,916,295
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Series 2023B-2 (NR/NR)
4,140,000 5.000
07/01/2038
4,406,478
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority RB for
The Pennsylvania Rapid Bridge Replacement Project Series
2015 (NR/BBB)
$ 750,000 5.000%
06/30/2042
$ 754,052
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(A1/A+)
8,250,000 3.000
04/01/2039
7,097,473
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
1,800,000 4.000
07/01/2041
1,722,768
Pennsylvania Economic Development Financing Authority RB
Refunding for UPMC Obligated Group Series 2021 A (A2/A)
1,200,000 4.000
10/15/2040
1,183,636
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(a)(b)
10/01/2046
10,143,408
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
6,050,000 1.100
(a)(b)
06/01/2031
5,643,096
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
6,650,000 5.750
06/30/2048
7,206,251
1,350,000 5.250
06/30/2053
1,400,485
10,000,000 6.000
06/30/2061
10,960,919
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,160,529
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Rapid Bridge Replacement
Project Series 2015 (NR/BBB)
1,800,000 5.000
12/31/2024
1,804,217
Pennsylvania Economic Development Financing Authority UPMC
RB Series 2021A (A2/A)
1,220,000 4.000
10/15/2037
1,224,506
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
2,200,000 4.000
04/15/2036
2,231,343
Pennsylvania Higher Educational Facilities Authority Duquesne
University of the Holy Spirit RB Series 2019 A (A2/A)
350,000 4.000
03/01/2037
352,082
675,000 5.000
03/01/2038
707,975
500,000 5.000
03/01/2039
521,088
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (WR/AA)
(3M USD LIBOR + 0.60%)
760,000 4.328
(e)
07/01/2027
751,416
Pennsylvania Turnpike Commission Oil Franchise Tax
Subordinated RB Series 2018 B (A2/NR)
9,995,000 5.250
12/01/2048
10,427,889
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
23,255,000 5.250
12/01/2044
24,543,062
Pennsylvania Turnpike Commission RB Series 2019 A (A2/NR)
4,250,000 5.000
12/01/2036
4,525,016

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission RB Series 2019 A
(A2/NR) – (continued)
$ 4,275,000 5.000%
12/01/2038
$ 4,547,658
Pennsylvania Turnpike Commission Registration Fee Revenue
Refunding Bonds Series of 2023 (A1/AA-)
(SIFMA Municipal Swap Index Yield + 0.85%)
2,075,000 3.880
(b)(e)
07/15/2041
2,075,706
Philadelphia Airport Revenue and Refunding Bonds Series 2021
(A2/NR)
5,750,000 5.000
07/01/2026
5,873,734
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
650,000 5.125
06/15/2042
654,790
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
345,000 4.000
06/15/2029
333,801
1,000,000 5.000
06/15/2039
982,316
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB-)
445,000 5.000
08/01/2030
454,945
290,000 5.000
08/01/2040
294,995
Philadelphia Authority for Industrial Development RB Refunding
for Philadelphia Performing Arts Charter School Series 2020
(NR/BB+)
900,000 5.000
(d)
06/15/2040
915,794
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
1,400,000 5.000
(d)
06/15/2033
1,478,394
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
2,310,000 5.000
07/01/2028
2,343,939
Philadelphia IDA University RB for St. Joseph's University Project
Series 2022 (NR/A-)
2,500,000 5.250
11/01/2052
2,621,387
Philadelphia School District GO Bonds Series 2015 A
(ST AID WITHHLDG) (A1/NR)
2,415,000 5.000
09/01/2027
2,452,337
Pittsburgh Water & Sewer Authority First Lien RB Series 2019 A
(AGM) (A1/AA)
1,000,000 5.000
09/01/2034
1,085,047
1,720,000 5.000
09/01/2035
1,873,969
1,285,000 5.000
09/01/2036
1,394,825
2,000,000 5.000
09/01/2037
2,159,894
Pittsburgh Water & Sewer Authority Subordinate RB Refunding
Series 2019 B (AGM) (NR/AA)
2,500,000 4.000
09/01/2034
2,532,871
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
335,000 5.000
11/15/2028
335,124
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,115,864
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
750,000 4.000
10/01/2029
717,956
425,000 5.000
10/01/2039
408,263
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (WR/CC)
$ 4,100,000 5.000%
11/01/2044
$ 2,583,000
The Berks County Municipal Authority RB Refunding for Tower
Health Obligated Group Series 2020 B-2 (NR/CC)
1,915,000 5.000
(a)(b)
02/01/2040
1,206,450
The Berks County Municipal Authority RB Refunding for Tower
Health Obligated Group Series 2020 B-3 (NR/CC)
2,800,000 5.000
(a)(b)
02/01/2040
1,764,000
The Hospitals and Higher Education Facilities
Authority of Philadelphia Hospital RB
3,190,000 5.000
07/01/2027
3,248,610
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
200,000 6.000
(d)
07/01/2029
194,918
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
490,000 5.000
07/01/2030
502,445
316,891,194
Puerto Rico - 5.8%
GDB Debt Recovery Authority Bonds (NR/NR)
6,325,000 7.500
08/20/2040
6,135,250
HTA Trust Certificates Class L-2028 Units (NR/NR)
1,287,868 5.250
07/01/2038
1,288,183
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
16,475,000 5.000
(d)
07/01/2035
17,214,431
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
5,580,000 5.000
(d)
07/01/2037
5,849,864
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
20,865,000 5.000
(d)
07/01/2047
21,112,398
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Senior Lien Series 2008 A (WR/NR)
555,000 6.125
07/01/2024
555,000
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
900,000 5.000
(d)
07/01/2037
938,857
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
9,700,000 4.000
(d)
07/01/2042
9,083,218
Puerto Rico Commonwealth GO Bonds (NR/NR)
19,472,866 0.000
(a)(h)(j)
11/01/2043
11,927,130
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
6,854,908 0.000
(a)(h)(j)
11/01/2051
3,547,415
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
12,461,820 0.000
(a)(h)(j)
11/01/2051
7,850,947
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
1,480,236 0.000
(f)
07/01/2024
1,480,236
4,299,889 5.375
07/01/2025
4,335,862
1,750,000 5.625
07/01/2027
1,825,823
10,915,508 5.625
07/01/2029
11,707,050
13,899,948 5.750
07/01/2031
15,435,040
19,245,062 0.000
(f)
07/01/2033
12,841,454
4,598,951 4.000
07/01/2033
4,605,852
3,601,382 4.000
07/01/2035
3,535,339

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR) – (continued)
$ 7,727,039 4.000%
07/01/2037
$ 7,438,341
12,189,086 4.000
07/01/2041
11,360,325
15,453,596 4.000
07/01/2046
13,980,252
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
5,465,000 5.000 *
07/01/2042
2,739,331
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
1,350,000 7.000 *
07/01/2033
676,688
11,365,000 6.750 *
07/01/2036
5,696,706
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
196,972 10.000 *
07/01/2022
98,732
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
1,050,000 5.250 *
07/01/2031
526,313
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
4,075,000 5.250 *
07/01/2026
2,042,594
1,555,000 5.000 *
07/01/2028
779,444
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
590,915 10.000 *
01/01/2021
296,196
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
590,915 10.000 *
07/01/2021
296,196
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
196,972 10.000 *
01/01/2022
98,732
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
220,000 5.000 *
07/01/2025
110,275
5,550,000 5.000 *
07/01/2032
2,781,937
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
350,000 5.250
07/01/2029
345,919
215,000 5.250
07/01/2030
212,177
1,150,000 5.250
07/01/2032
1,142,333
Puerto Rico Electric Power Authority Power RB Series WW
(WR/NR)
4,585,000 5.500 *
07/01/2038
2,298,231
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
17,660,000 5.250 *
07/01/2040
8,852,075
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
1,000,000 5.250 *
07/01/2019
501,250
1,365,000 5.250 *
07/01/2026
684,206
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
21,915,000 4.245
(e)
07/01/2029
21,425,329
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
3,250,000 5.000 *
07/01/2037
1,629,063
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
8,420,000 4.550
07/01/2040
8,451,461
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
$ 4,000,000 4.329%
07/01/2040
$ 3,946,372
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
17,210,000 0.000
(f)
07/01/2027
15,340,550
11,021,000 0.000
(f)
07/01/2029
9,094,414
19,009,000 0.000
(f)
07/01/2031
14,429,314
28,145,000 0.000
(f)
07/01/2033
19,567,400
50,454,000 0.000
(f)
07/01/2046
16,225,214
16,872,000 0.000
(f)
07/01/2051
3,947,862
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
147,640,000 4.329
07/01/2040
145,660,590
143,000 4.536
07/01/2053
136,177
20,205,000 4.784
07/01/2058
19,884,682
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
30,664,000 4.500
07/01/2034
30,708,536
13,699,000 4.750
07/01/2053
13,499,510
39,744,000 5.000
07/01/2058
39,589,277
567,763,353
Rhode Island - 0.4%
Rhode Island Health and Educational Building Corp. RB for
Cumberland Public School Financing Program Series 2023 A
(NR/AA+)
3,655,000 5.000
05/15/2048
3,950,983
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
3,500,000 5.250
05/15/2049
3,730,703
4,500,000 5.250
05/15/2054
4,775,165
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
5,025,000 4.125
05/15/2053
4,988,638
Rhode Island Health and Educational Building Corporation Public
Schools RB Financing Program RB Series 2024 A (NR/AA)
7,500,000 5.000
05/15/2049
8,112,830
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
4,970,000 5.000
10/01/2042
5,242,940
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
4,060,000 4.450
10/01/2044
4,065,526
34,866,785
South Carolina - 0.7%
City of Charleston Waterworks & Sewer System Capital
Improvement RB Series 2022 (Aaa/AAA)
7,145,000 5.000
01/01/2052
7,756,354
Clemson University Athletic Facilities RB Series 2015 (Aa3/NR)
1,570,000 4.000
05/01/2026
1,577,640
Lexington County School District No. 1/SC GO Refunding Bonds
Series 2019 A (SCSDE) (Aa1/AA)
2,495,000 5.000
02/01/2031
2,680,422

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
South Carolina – (continued)
Lexington County School District No. 2 GO Bonds Series 2017 C
(SCSDE) (Aa1/AA)
$ 2,000,000 5.000%
03/01/2031
$ 2,086,078
1,615,000 4.000
03/01/2032
1,633,406
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
610,000 3.000
(d)
11/01/2026
574,034
900,000 3.625
(d)
11/01/2031
775,891
1,170,000 3.750
(d)
11/01/2036
945,422
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
1,920,000 5.125
(d)
06/15/2042
1,874,818
South Carolina Jobs-Economic Development Authority Economic
Development RB Wofford College Project Series 2024
(NR/A-)
8,350,000 5.000
04/01/2034
9,296,103
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
4,125,000 4.000
11/01/2042
4,070,271
4,125,000 5.250
11/01/2043
4,617,414
South Carolina Ports Authority RB Series 2018 (A1/A+)
3,750,000 5.000
07/01/2037
3,903,149
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
10,000,000 5.750
12/01/2047
11,147,586
South Carolina Public Service Authority Santee Cooper Revenue
Obligations, Series 2014 Tax-Exempt Series A (A3/A-)
8,745,000 5.500
12/01/2054
8,747,863
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
500,000 5.000
04/15/2032
539,475
500,000 5.000
04/15/2033
539,394
500,000 5.000
04/15/2034
539,931
525,000 5.000
04/15/2035
566,977
600,000 4.000
04/15/2036
604,563
550,000 4.000
04/15/2037
550,090
525,000 4.000
04/15/2038
520,975
700,000 4.000
04/15/2039
690,977
750,000 4.000
04/15/2040
732,732
66,971,565
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
650,000 4.000
08/01/2041
589,858
1,200,000 4.000
08/01/2051
1,006,797
Rapid City Area School District No. 51-4 Limited Tax
Capital Outlay GO Refunding Bonds Series 2017 B
(ST AID WITHHLDG) (NR/AA+)
1,075,000 5.000
01/01/2025
1,083,074
730,000 5.000
01/01/2026
748,437
3,428,166
Tennessee - 0.6%
City of Johnson GO Refunding Bonds Series 2019 B (Aa2/NR)
1,225,000 4.000
06/01/2037
1,241,758
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
$ 1,800,000 4.000%
07/01/2040
$ 1,713,746
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
1,000,000 5.250
07/01/2049
1,071,158
1,250,000 5.500
07/01/2054
1,359,356
Health, Educational and Housing Facility Board of The County of
Shelby Series 2008B (AGM) (A1/AA/A-1)
23,630,000 4.700
(a)(b)
06/01/2042
23,630,000
Metropolitan Government Nashville & Davidson County Health
& Educational Facilities Board RB for Vanderbilt University
Medical Center Series 2016 A (WR/A)
700,000 5.000
07/01/2046
705,479
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
20,000 3.000
10/01/2024
19,890
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (AMT) (A1/NR)
1,700,000 5.000
07/01/2026
1,738,226
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
455,000 4.500
(d)
06/01/2028
453,147
Tennergy Corp. Gas Supply RB Series 2024 Sub-Series 2024A
(Aa1/NR)
14,250,000 5.000
(a)(b)(i)
10/01/2054
14,976,923
Tennergy Corporation Gas Supply RB, Series 2019A (Aa1/NR)
9,465,000 5.000
(a)(b)(c)
10/01/2024
9,496,669
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR) (PUTABLE)
1,550,000 3.850
(a)(b)
02/01/2048
1,546,966
57,953,318
Texas - 9.6%
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
925,000 4.250
(d)(i)
06/15/2039
906,819
830,000 4.500
(d)(i)
06/15/2044
800,308
915,000 4.750
(d)(i)
06/15/2049
897,921
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,425,000 5.625
08/15/2052
1,350,871
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
1,050,000 4.500
08/15/2039
1,050,567
1,075,000 4.750
08/15/2044
1,063,961
750,000 5.000
08/15/2049
746,955
Arlington Higher Education Finance Corp. Harmony Public
Schools Education RB Series 2024 (PSF-GTD) (NR/AAA)
8,000,000 4.000
02/15/2049
7,653,270
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
195,000 5.000
08/15/2024
195,069
205,000 5.000
08/15/2025
206,092
190,000 5.000
08/15/2026
192,496
200,000 5.000
08/15/2027
204,434

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB) – (continued)
$ 80,000 5.000%
08/15/2028
$ 82,266
160,000 4.000
08/15/2029
158,008
165,000 4.000
08/15/2030
162,337
180,000 4.000
08/15/2031
176,149
Arlington Independent School District UT School Building and
Refunding Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,970,000 5.000
02/15/2025
1,988,708
1,125,000 5.000
02/15/2027
1,177,194
Austin Community College District Limited Tax Bonds Series 2023
(Aa1/AA+)
3,750,000 5.250
08/01/2053
4,113,524
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,355,000 5.000
01/01/2029
1,365,139
Austin Independent School District UT School Building Bonds
Series 2023 (NON-PSF) (Aaa/NR)
5,670,000 5.000
08/01/2043
6,234,010
Bastrop County, Special Assessment RB, Series 2023 Double
Eagle Ranch Public Improvement District Improvement Area 1
Project (NR/NR)
1,000,000 5.250
(d)
09/01/2043
1,012,834
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
3,075,000 4.000
(a)(b)
02/01/2054
3,149,050
Carrollton-Farmers Branch Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
1,600,000 5.000
02/15/2026
1,644,678
1,925,000 5.000
02/15/2027
2,013,320
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A3/A)
620,000 5.000
01/01/2028
649,129
650,000 5.000
01/01/2029
690,010
1,115,000 5.000
01/01/2034
1,198,858
610,000 5.000
01/01/2036
654,573
645,000 5.000
01/01/2037
690,667
675,000 5.000
01/01/2038
722,304
1,420,000 5.000
01/01/2039
1,511,859
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A)
2,330,000 3.000
01/01/2046
1,847,345
Central Texas Regional Mobility Authority Senior Lien Revenue
Refunding Bonds Series 2021D (A3/A)
1,100,000 4.000
01/01/2040
1,103,955
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport Joint RR Bonds Series 2023C (A1/A+)
4,300,000 5.000
11/01/2030
4,603,008
Cities of Dallas and Fort Worth, Texas Dallas Fort Worth
International Airport, Joint RR and Improvement Bonds,
Series 2023B (A1/A+)
1,000,000 5.000
11/01/2042
1,104,812
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
140,000 5.750
(d)
09/01/2029
141,818
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
$ 287,000 3.250%
(d)
09/15/2026
$ 271,973
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,402,000 5.750
(d)
09/01/2042
1,424,205
City of Anna Special Assessment RB for Woods At Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
781,000 5.625
(d)
09/15/2043
791,995
City of Aubrey Special Assessment RB for Aubrey Public
Improvement District No. 1 Project Series 2023 (NR/NR)
1,000,000 5.000
(d)
09/01/2030
1,002,052
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
852,000 5.250
(d)
09/01/2032
863,162
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
1,350,000 5.000
09/01/2037
1,486,423
1,250,000 5.000
09/01/2045
1,334,631
City of Austin Airport System RB Series 2019B (AMT) (A1/A+)
4,000,000 5.000
11/15/2031
4,212,588
City of Austin Airport System RB Series 2022 (A1/A+)
7,435,000 5.000
11/15/2052
7,701,909
City of Austin RB for Airport System Series 2019 B (A1/A+)
1,980,000 5.000
11/15/2032
2,085,005
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
325,000 4.500
(d)
11/01/2024
324,340
2,815,000 4.000
(d)
11/01/2028
2,718,844
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
777,000 5.375
(d)
11/01/2042
784,712
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,300,000 5.000
11/15/2038
1,456,712
2,250,000 5.000
11/15/2039
2,518,027
2,000,000 5.000
11/15/2040
2,223,107
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
1,405,000 5.500
(d)
09/15/2053
1,405,713
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
250,000 2.500
(d)
09/01/2025
242,888
140,000 3.125
(d)
09/01/2030
127,617
180,000 3.250
(d)
09/01/2030
161,897
355,000 4.000
(d)
09/01/2040
315,408
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
144,000 2.500
(d)
09/01/2026
136,363
158,000 3.000
(d)
09/01/2031
138,717
329,000 3.375
(d)
09/01/2041
267,518
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
430,000 4.625
(d)
09/01/2032
421,182
704,000 4.875
(d)
09/01/2042
682,475

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
$ 767,000 5.750%
(d)
09/01/2043
$ 772,153
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
240,000 2.750
(d)
09/01/2027
217,975
432,000 3.125
(d)
09/01/2032
363,172
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
812,000 5.375
09/01/2043
817,882
1,006,000 5.625
09/01/2052
1,016,747
1,000,000 6.125
(d)
09/01/2052
1,009,032
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
459,000 5.750
(d)
09/01/2030
457,119
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
492,000 4.750
(d)
09/01/2030
490,974
235,000 5.500
(d)
09/01/2030
234,516
1,169,000 5.500
(d)
09/01/2042
1,185,264
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
255,000 4.875
(d)
09/01/2032
257,485
495,000 5.500
(d)
09/01/2042
501,610
City of Celina Special Assessment RB Series 2022 (NR/NR)
192,000 2.875
(d)
09/01/2027
176,643
227,000 3.250
(d)
09/01/2027
210,149
250,000 3.250
(d)
09/01/2032
215,813
235,000 3.625
(d)
09/01/2032
207,989
1,175,000 3.500
(d)
09/01/2042
929,543
City of Celina Texas A Municipal Corp. of The State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
475,000 5.500
(d)
09/01/2044
481,233
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1 Project
Series 2016 (NR/NR)
150,000 4.200
09/01/2027
147,707
570,000 4.800
09/01/2037
563,814
647,000 5.250
09/01/2046
640,717
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
300,000 5.375
(d)
09/01/2038
304,146
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
365,000 5.000
09/01/2028
367,618
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
686,000 4.500
(d)
09/01/2030
679,112
1,524,000 5.375
(d)
09/01/2043
1,536,142
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Major Improvement Area Project (NR/NR)
216,000 5.000
(d)
09/01/2030
214,086
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
$ 145,000 3.250%
(d)
09/01/2026
$ 138,523
185,000 3.750
(d)
09/01/2031
167,578
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
314,000 3.375
(d)
09/15/2026
302,967
410,000 4.000
(d)
09/15/2031
390,890
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
484,000 5.375
(d)
09/15/2027
487,281
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021A (A1/NR)
3,975,000 4.000
11/01/2039
4,023,754
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2021B (NON-AMT) (A1/NR)
6,240,000 4.000
11/01/2045
6,120,512
City of Dallas fort Worth International Airport Joint Revenue
Refunding Bonds Series 2023C (A1/A+)
6,400,000 5.000
11/01/2026
6,570,999
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
2,955,000 5.000
(a)(b)
09/01/2026
2,989,944
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,725,000 5.000
(a)(b)
07/01/2042
1,766,230
City of Dallas International Airport Joint Revenue Refunding
Bonds Series 2022B (A1/A+)
4,000,000 4.000
11/01/2041
4,005,590
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
268,000 4.875
(d)
09/01/2032
270,177
765,000 5.125
(d)
09/01/2042
767,464
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
793,000 4.500
(d)
09/01/2031
774,435
1,220,000 5.375
(d)
09/01/2044
1,192,920
City of Decatur, Texas,
417,000 5.750
(d)
09/15/2030
418,837
City of Denton Texas Certificates of Obligation Series 2024
(NR/AA+)
13,085,000 4.000
(i)
02/15/2042
12,806,983
13,620,000 4.000
(i)
02/15/2043
13,275,629
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
1,000,000 5.375
(d)
09/01/2043
990,687
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
528,000 2.875
(d)
09/01/2026
498,077
398,000 3.375
(d)
09/01/2031
353,615
1,206,000 3.750
(d)
09/01/2041
978,599
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
198,000 2.625
(d)
08/15/2025
192,092
171,000 3.375
(d)
08/15/2030
152,277

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
$ 570,000 4.500%
(d)
08/15/2031
$ 556,427
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
397,000 2.750
(d)
08/15/2026
375,882
612,000 3.375
(d)
08/15/2031
548,943
846,000 3.750
(d)
08/15/2041
710,188
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
483,000 4.875
(d)
08/15/2027
479,162
778,000 5.250
(d)
08/15/2032
783,226
1,300,000 5.875
(d)
08/15/2042
1,310,945
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
50,000 3.125
(d)
08/15/2024
49,865
340,000 3.500
(d)
08/15/2029
317,172
1,905,000 4.000
(d)
08/15/2039
1,722,589
1,825,000 4.250
(d)
08/15/2049
1,596,884
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
295,000 4.000
(d)
08/15/2032
279,436
1,129,000 4.250
(d)
08/15/2042
1,023,451
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
165,000 4.000
08/15/2028
166,026
170,000 4.000
08/15/2029
171,196
925,000 3.000
08/15/2034
815,152
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
417,000 4.250
(d)
08/15/2030
412,162
761,000 5.125
(d)
08/15/2043
758,540
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
688,000 4.000
(i)
09/01/2036
688,767
1,073,000 4.125
(i)
09/01/2039
1,067,856
1,168,000 4.250
(i)
09/01/2041
1,162,253
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
282,000 3.625
(d)
09/15/2027
270,707
409,000 3.875
(d)
09/15/2032
378,393
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
280,000 4.125
09/01/2027
276,809
1,350,000 4.625
09/01/2037
1,316,478
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
490,000 4.500
09/01/2027
489,779
1,800,000 4.500
09/01/2037
1,733,641
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
425,000 4.000
09/01/2024
424,581
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-) – (continued)
$ 440,000 4.000%
09/01/2025
$ 438,420
460,000 4.000
09/01/2026
457,531
480,000 4.000
09/01/2027
476,900
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
256,000 3.250
(d)
09/01/2031
221,926
1,271,000 3.625
(d)
09/01/2041
1,015,835
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
30,000 3.250
(d)
09/01/2024
29,888
290,000 3.625
(d)
09/01/2029
271,090
785,000 4.125
(d)
09/01/2039
715,848
City of Horseshoe Bay Special Assessment Refunding Bonds for
Public Improvement District Series 2020 (NR/NR)
465,000 3.000
10/01/2025
453,430
645,000 3.000
10/01/2030
572,643
440,000 3.250
10/01/2033
381,038
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB-)
1,170,000 5.000
07/15/2028
1,199,585
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
2,125,000 5.000
07/15/2028
2,178,734
City of Houston Airport System Subordinate Lien Revenue and
Refunding Bonds Series 2023A (AMT) (AGM) (A1/AA)
4,000,000 5.250
07/01/2053
4,248,239
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2018D (A1/NR)
1,655,000 5.000
07/01/2032
1,756,805
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
1,000,000 4.000
07/01/2047
945,057
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
8,750,000 5.000
11/15/2026
9,111,259
8,750,000 5.000
11/15/2027
9,261,624
City of Houston, Texas Airport System Subordinate Lien RR Bonds
Series 2018D (A1/NR)
2,185,000 5.000
07/01/2031
2,323,760
City of Houston, Texas Airport System, Subordinate Lien Revenue
and Refunding Bonds, Series 2018B (NON-AMT) (A1/NR)
1,660,000 5.000
07/01/2030
1,768,620
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
120,000 2.625
(d)
09/01/2026
113,679
206,000 3.250
(d)
09/01/2031
184,008
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
360,000 3.125
(d)
09/01/2031
323,760
939,000 3.500
(d)
09/01/2041
772,552
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
178,000 2.750
(d)
09/01/2026
168,777
392,000 3.500
(d)
09/01/2031
355,133

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Special Assessment RB for Durango Farms
Public Improvement District Project Series 2021
(NR/NR) – (continued)
$ 900,000 3.875%
(d)
09/01/2041
$ 775,808
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project Series
2023 (NR/NR)
270,000 4.500
(d)
09/01/2030
271,235
859,000 5.250
(d)
09/01/2043
871,572
City of Irving RB Refunding for Hotel Occupancy Tax Series 2019
(NR/BBB+)
130,000 5.000
08/15/2024
129,985
130,000 5.000
08/15/2025
130,408
150,000 5.000
08/15/2026
151,017
100,000 5.000
08/15/2027
101,189
125,000 5.000
08/15/2028
127,166
150,000 5.000
08/15/2029
153,424
200,000 5.000
08/15/2030
204,696
280,000 5.000
08/15/2032
286,017
300,000 5.000
08/15/2034
307,531
175,000 5.000
08/15/2035
179,351
250,000 5.000
08/15/2036
255,377
250,000 5.000
08/15/2037
254,234
300,000 5.000
08/15/2038
304,124
300,000 5.000
08/15/2039
302,684
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
366,000 2.500
(d)
09/01/2026
350,490
729,000 3.000
(d)
09/01/2031
655,947
1,484,000 3.375
(d)
09/01/2041
1,226,227
City of Justin Texas Special Assessment RB Series 2024
Timberbrook Public Improvement District No. 2 Improvement
Area #1 Project (NR/NR)
353,000 4.500
(d)
09/01/2031
354,634
578,000 5.500
(d)
09/01/2044
586,100
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
240,000 2.625
(d)
09/15/2026
224,783
230,000 3.125
(d)
09/15/2031
198,280
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
722,000 5.625
(d)
09/15/2042
735,569
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
817,000 4.375
(d)
09/01/2028
814,037
750,000 4.500
(d)
09/01/2033
753,989
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
431,000 3.375
(d)
09/01/2031
398,554
628,000 3.750
(d)
09/01/2041
547,406
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
210,000 3.875
(d)
09/01/2024
209,613
1,180,000 4.750
(d)
09/01/2044
1,125,591
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
123,000 2.625
(d)
09/01/2025
119,517
610,000 3.125
(d)
09/01/2030
550,924
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
$ 1,000,000 4.125%
(d)
09/01/2041
$ 904,148
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
255,000 4.250
(d)
09/01/2029
251,066
1,000,000 4.875
(d)
09/01/2044
984,324
City of Kyle Special Assessment RB Series 2022 (NR/NR)
406,000 4.375
09/01/2027
404,691
535,000 4.750
09/01/2032
535,197
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
1,229,000 5.750
(d)
09/01/2043
1,233,818
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
560,000 5.500
(d)
09/01/2044
562,405
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
678,000 5.500
(d)
09/01/2043
682,151
City of Kyle, Texas, Special Assessment RB for Southwest Kyle
Public Improvement District Project Series 2023 (NR/NR)
1,500,000 6.750
(d)
09/01/2048
1,578,856
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
474,000 4.750
(d)
09/01/2030
468,284
1,210,000 5.625
(d)
09/01/2043
1,210,985
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
315,000 2.750
09/01/2025
308,450
430,000 3.125
09/01/2030
390,675
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
2,055,000 3.000
09/15/2036
1,794,052
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
245,000 3.750
(d)
09/15/2029
229,223
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
105,000 4.375
(d)
09/15/2029
102,588
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Project Series 2022 (NR/NR)
1,500,000 5.875
(d)
09/15/2042
1,526,913
2,126,000 6.125
(d)
09/15/2052
2,161,403
City of Lavon Special Assessment RB Series 2022 (NR/NR)
500,000 3.500
(d)
09/15/2027
479,180
305,000 3.750
(d)
09/15/2027
289,921
1,000,000 3.875
(d)
09/15/2032
936,143
455,000 4.125
(d)
09/15/2032
427,183
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
240,000 2.500
(d)
09/01/2025
233,927
330,000 3.125
(d)
09/01/2030
300,061

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020
(NR/NR) – (continued)
$ 845,000 4.000%
(d)
09/01/2040
$ 764,709
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
656,000 2.625
(d)
09/01/2027
619,616
750,000 3.125
(d)
09/01/2032
673,832
1,772,000 3.375
(d)
09/01/2042
1,415,304
City of Lubbock Texas Combination Tax and Revenue Certificates
of Obligation Series 2024 (NR/AA+)
1,895,000 5.000
02/15/2041
2,112,185
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
270,000 2.500
(d)
09/15/2026
252,951
135,000 3.125
(d)
09/15/2026
125,730
250,000 3.125
(d)
09/15/2031
216,968
310,000 3.750
(d)
09/15/2031
271,034
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
85,000 3.750
(d)
09/15/2025
83,871
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
500,000 4.625
(d)
09/15/2031
497,061
408,000 5.375
(d)
09/15/2044
408,618
City of Manor, Travis County Special Assessment RB, Series 2023
Manor Heights Public Improvement District Improvement
Area 3 Project (NR/NR)
528,000 5.250
(d)
09/15/2043
524,475
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
243,000 3.375
(d)
09/01/2026
232,169
350,000 3.875
(d)
09/01/2031
319,187
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
50,000 3.500
(d)
09/15/2024
49,829
280,000 3.750
(d)
09/15/2029
265,183
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
165,000 2.625
(d)
09/15/2026
154,491
480,000 3.125
(d)
09/15/2031
414,840
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.375
(d)
09/15/2032
402,557
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
400,000 5.250
(d)
09/15/2029
401,428
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
140,000 4.250
(d)
09/15/2024
139,836
130,000 5.125
(d)
09/15/2024
129,966
795,000 4.500
(d)
09/15/2029
785,568
775,000 5.375
(d)
09/15/2029
776,712
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
$ 900,000 4.750%
(d)
09/01/2030
$ 891,027
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,275,000 5.500
(d)
09/01/2043
1,277,328
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects Series
2023 (NR/NR)
411,000 4.625
(d)
09/01/2030
407,861
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
400,000 5.375
(d)
09/01/2043
402,031
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Projects Series
2023 (NR/NR)
392,000 4.625
(d)
09/01/2030
387,975
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
559,000 5.125
(d)
09/01/2052
554,917
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
410,000 3.500
(d)
09/15/2031
367,273
1,000,000 3.875
(d)
09/15/2041
837,118
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
565,000 4.375
(d)
09/15/2027
554,373
626,000 4.750
(d)
09/15/2032
612,515
1,417,000 5.250
(d)
09/15/2042
1,383,171
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
292,000 5.125
(d)
09/15/2027
287,409
310,000 5.500
(d)
09/15/2032
305,492
600,000 6.000
(d)
09/15/2042
605,433
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
676,000 6.125
(d)
09/01/2043
691,321
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
100,000 4.500
(d)
09/01/2025
99,537
50,000 4.875
(d)
09/01/2025
49,783
254,000 4.875
(d)
09/01/2030
250,223
265,000 5.250
(d)
09/01/2030
263,215
381,000 5.250
(d)
09/01/2040
382,473
310,000 5.625
(d)
09/01/2040
310,941
815,000 4.125
(d)
09/01/2049
699,690
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
160,000 2.500
(d)
09/01/2025
155,361
455,000 3.250
(d)
09/01/2030
408,937

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2019 (NR/NR)
$ 25,000 3.125%
(d)
09/01/2024
$ 24,910
140,000 3.500
(d)
09/01/2029
130,693
360,000 4.000
(d)
09/01/2039
327,115
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
209,000 2.375
(d)
09/01/2026
196,664
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
250,000 4.000
(d)
09/01/2028
246,033
1,560,000 4.500
(d)
09/01/2048
1,407,726
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa2/NR)
3,275,000 4.000
08/01/2049
3,077,653
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
404,000 4.875
(d)
09/15/2027
399,257
350,000 5.250
(d)
09/15/2032
352,154
245,000 5.750
(d)
09/15/2032
245,915
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
366,000 4.875
(d)
09/15/2027
361,703
300,000 5.250
(d)
09/15/2032
301,847
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
1,000,000 5.500
(d)
09/15/2048
1,004,818
City of Pilot Point, Denton, Grayson, and Cooke Counties Special
Assessment RB, Series 2023 Mobberly Public Improvement
District Improvement Area 1B Project (NR/NR)
367,000 4.750
(d)
09/15/2030
367,564
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
2,875,000 4.375
(d)
09/15/2051
2,345,274
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
1,969,000 4.000
(d)
09/15/2051
1,597,969
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
700,000 4.250
(d)
09/01/2042
626,558
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2019 (NR/NR)
33,000 3.500
(d)
09/01/2024
32,902
321,000 3.750
(d)
09/01/2029
302,392
846,000 4.250
(d)
09/01/2039
783,507
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
180,000 3.375
(d)
09/01/2030
163,277
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
75,000 4.000
09/01/2024
74,904
415,000 4.250
09/01/2029
406,730
655,000 4.875
09/01/2039
642,393
1,000,000 5.000
09/01/2049
966,292
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
$ 289,000 3.375%
(d)
09/01/2041
$ 229,458
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project Series
2023 (NR/NR)
500,000 4.500
(d)
09/01/2030
496,564
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
379,000 4.250
(d)
09/01/2027
374,196
382,000 4.750
(d)
09/01/2032
380,898
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,075,000 7.000
(d)
09/01/2043
1,094,976
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,286,000 6.250
(d)
09/01/2043
1,331,352
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
365,000 4.000
(d)
09/01/2029
349,220
555,000 5.000
(d)
09/01/2029
554,522
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
1,000,000 5.125
(d)
09/01/2043
988,118
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
412,000 4.250
(d)
09/01/2027
406,658
460,000 4.750
(d)
09/01/2032
458,674
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
305,000 3.250
(d)
09/01/2030
273,919
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
185,000 2.375
(d)
09/01/2026
172,656
469,000 3.250
(d)
09/01/2041
356,600
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
235,000 2.625
(d)
09/15/2026
220,033
355,000 3.125
(d)
09/15/2031
305,530
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
275,000 2.625
(d)
09/15/2025
268,670
405,000 3.375
(d)
09/15/2030
371,076
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
225,000 3.625
(d)
09/15/2030
204,559
140,000 4.375
(d)
09/15/2030
133,940
500,000 4.125
(d)
09/15/2040
446,268
400,000 4.875
(d)
09/15/2040
379,658
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
75,000 3.750
(d)
09/15/2024
74,797
370,000 4.125
(d)
09/15/2029
359,613
1,050,000 4.625
(d)
09/15/2039
1,004,954

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
$ 1,192,000 6.375%
(d)
09/15/2053
$ 1,230,913
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
342,000 4.625
(d)
09/15/2031
339,372
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
295,000 2.500
(d)
09/15/2025
288,011
305,000 3.250
(d)
09/15/2030
273,964
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
665,000 6.000
(d)
09/15/2050
683,973
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015A (Aa3/A+)
26,495,000 1.750
(a)(b)
02/01/2033
26,189,330
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2015C (Aa3/A+)
30,610,000 1.750
(a)(b)
12/01/2045
30,256,856
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
265,000 4.375
09/01/2025
264,650
500,000 4.875
09/01/2030
495,163
635,000 5.375
09/01/2040
641,934
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
300,000 3.750
(d)
09/01/2027
289,182
425,000 4.000
(d)
09/01/2032
403,549
City of San Marcos, Texas
382,000 4.875
(d)
09/01/2030
377,310
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
146,000 4.375
(d)
09/01/2027
142,542
City of Sinton Special Assessment RB Series 2022 (NR/NR)
382,000 4.375
(d)
09/01/2027
370,248
659,000 4.750
(d)
09/01/2032
630,875
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 2 Series 2023
(NR/NR)
250,000 4.875
(d)
09/15/2033
251,470
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area No. 3 Series 2023
(NR/NR)
283,000 5.000
(d)
09/15/2033
284,441
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
1,010,000 3.375
(d)
09/15/2041
802,948
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,125,000 5.500
(d)
08/15/2052
1,129,797
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2037
1,105,145
1,000,000 5.000
08/15/2039
1,096,567
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR)
700,000 4.000
04/01/2031
714,111
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. RB for YES Prep Public
Schools, Inc. Series 2020 (PSF-GTD) (Aaa/NR) – (continued)
$ 575,000 4.000%
04/01/2035
$ 583,612
1,345,000 4.000
04/01/2037
1,361,885
Clifton Higher Education Finance Corp. RB Refunding for IDEA
Public Schools Series 2017 (PSF-GTD) (NR/AAA)
4,370,000 4.000
08/15/2036
4,407,715
3,875,000 4.000
08/15/2037
3,902,907
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
470,000 3.000
(d)
09/01/2031
410,304
930,000 3.250
(d)
09/01/2041
727,859
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
495,000 5.000
02/01/2026
508,246
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
475,000 2.500
10/01/2031
400,073
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (A2/NR)
100,000 5.000
10/01/2028
105,884
115,000 5.000
10/01/2029
123,240
120,000 5.000
10/01/2030
129,872
100,000 5.000
10/01/2031
109,232
100,000 5.000
10/01/2032
109,050
170,000 5.000
10/01/2033
185,174
185,000 5.000
10/01/2034
200,767
200,000 5.000
10/01/2036
215,426
500,000 4.000
10/01/2041
492,090
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
215,000 2.500
(d)
09/15/2025
207,673
350,000 3.250
(d)
09/15/2030
309,512
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
195,000 3.500
(d)
09/01/2026
185,891
395,000 4.125
(d)
09/01/2031
371,642
Crandall Independent School District
1,315,000 5.000
08/15/2048
1,420,212
Crane Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,770,000 4.125
02/15/2048
1,734,456
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
500,000 5.000
(c)
08/01/2025
508,478
Cypress-Fairbanks Independent School District UT
School Building and Refunding Bonds Series 2020A
(PSF-GTD) (Aaa/AAA)
7,000,000 5.000
02/15/2026
7,187,639
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
320,000 5.000
09/15/2025
321,356
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
235,000 4.000
(d)
08/15/2029
222,080
775,000 4.500
(d)
08/15/2035
720,529
575,000 5.000
(d)
08/15/2044
527,345

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
$ 1,175,000 3.125%
08/15/2036
$ 916,314
950,000 3.250
08/15/2041
690,197
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
285,000 5.000
(d)
09/01/2027
281,917
225,000 5.000
(d)
09/01/2032
221,842
330,000 5.125
(d)
09/01/2037
323,564
Frisco Independent School District, Collin and Denton Counties,
UT School Building and Refunding Bonds, Series 2023
(PSF-GTD) (Aaa/AAA)
1,560,000 5.000
02/15/2035
1,781,200
1,430,000 5.000
02/15/2036
1,629,148
600,000 5.000
02/15/2037
681,103
Grand Parkway Transportation Corp. System RB Subordinate Tier
Series 2018 A (NR/AA+)
14,225,000 5.000
10/01/2037
15,015,240
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
5,095,000 5.800
10/01/2046
5,489,536
6,075,000 5.850
10/01/2047
6,552,051
Grand Parkway Transportation Corporation Grand Parkway
System Subordinate Tier Toll RB, Series 2018A
(Tela Supported) (NR/AA+)
4,000,000 5.000
10/01/2038
4,206,697
Gulfgate Redevelopment Authority Tax Allocation Refunding for
City of Houston TX Reinvestment Zone No. 8 Series 2020
(AGM) (NR/AA)
470,000 5.000
09/01/2027
485,160
500,000 5.000
09/01/2028
519,730
745,000 5.000
09/01/2029
782,071
465,000 4.000
09/01/2031
467,486
415,000 4.000
09/01/2033
416,231
650,000 4.000
09/01/2034
653,007
580,000 4.000
09/01/2036
583,323
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
5,855,000 4.000
(c)
08/15/2025
5,893,832
Harris County Cultural Education Facilities Finance Corp. Hospital
Revenue Refunding Bonds for Memorial Hermann Health
System Series 2020C (Aa3/AA-)
2,335,000 5.000
(a)(b)
06/01/2032
2,346,584
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Children's Hospital Obligated Group
Series 2019 B (Aa2/AA)
3,000,000 5.000
(a)(b)
10/01/2041
3,008,695
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
10,425,000 4.050
(a)(b)
11/01/2050
10,541,215
Harris County UT Road Refunding Bonds Series 2023A (Aaa/NR)
3,335,000 4.250
09/15/2048
3,326,877
Harris County, Texas Permanent Improvement Refunding Bonds,
Series 2023A (Aaa/NR)
2,000,000 5.000
09/15/2048
2,157,520
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
$ 615,000 4.750%
(d)
09/15/2027
$ 610,540
700,000 4.875
(d)
09/15/2032
698,633
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
580,000 4.000
(d)
09/01/2029
559,535
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
95,000 3.000
09/01/2024
94,585
100,000 3.500
09/01/2025
98,228
100,000 3.500
09/01/2026
97,076
105,000 3.500
09/01/2027
100,788
Highland Park Independent School District
2,000,000 5.250
02/15/2041
2,249,304
Highland Park Independent School District UT School Building
Bonds Series 2023 (PSF-GTD) (NR/AAA)
600,000 5.250
02/15/2039
681,388
2,340,000 5.250
02/15/2042
2,612,907
2,390,000 5.250
02/15/2043
2,657,845
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
830,000 5.000
07/01/2027
845,180
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
5,880,000 5.000
07/15/2027
5,988,731
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
3,600,000 5.000
07/15/2027
3,666,570
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
440,000 3.375
10/01/2037
368,491
Houston Housing Finance Corp. Multifamily Housing Revenue
Notes for Summerdale Apartments Series 2023 (Aaa/NR)
2,440,000 5.000
(a)(b)
08/01/2041
2,481,622
Houston Independent School District Limited Tax GO Refunding
Bonds Series 2017 (PSF-GTD) (Aaa/AAA)
3,425,000 4.000
02/15/2042
3,397,676
Hutto Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
2,750,000 5.000
08/01/2048
2,974,183
2,500,000 5.000
08/01/2053
2,684,322
Joshua Farms Municipal Management District No. 1, Johnson
County, Special Assessment RB, Series 2023 Improvement
Areas 1-2 Project (NR/NR)
1,617,000 5.250
(d)
09/01/2043
1,630,976
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
4,760,000 4.000
02/01/2053
4,544,604
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
1,315,000 5.000
(d)
09/01/2038
1,329,119
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
145,000 2.000
09/01/2024
144,024
150,000 2.000
09/01/2025
143,938
150,000 2.000
09/01/2026
138,936

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR) – (continued)
$ 150,000 2.000%
09/01/2027
$ 134,726
155,000 2.000
09/01/2028
134,916
160,000 2.000
09/01/2029
136,047
Kennedale Independent School District
1,795,000 5.000
02/15/2038
2,021,951
Kermit Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 5.000
02/15/2048
1,084,389
1,960,000 5.000
02/15/2053
2,100,722
Leander Independent School District School Building Capital
Appreciation GO Bonds Series 2014 C (PSF-GTD) (NR/NR)
16,925,000 0.000
(c)(f)
08/15/2024
5,580,758
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,145,000 5.000
08/15/2026
1,186,756
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,620,000 5.000
11/01/2027
3,745,687
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
2,035,000 5.000
05/15/2030
2,183,679
1,520,000 5.000
05/15/2031
1,630,243
Lubbock Independent School District GO Bonds Series 2019
(PSF-GTD) (Aaa/AAA)
1,250,000 4.000
02/15/2040
1,253,263
Mansfield Independent School District Unlimited Tax School
Building Bonds, Series 2015 (PSF-GTD) (Aaa/NR)
1,360,000 5.000
(c)
02/15/2025
1,372,868
Mansfield Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
3,855,000 5.000
(c)
02/15/2025
3,891,475
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
2,660,000 4.250
05/01/2030
2,637,329
Matagorda County Texas Navigation District No. 1 PCRB
Refunding for Central Power & Light Co. Project Series 2001
A (Baa2/BBB+)
6,350,000 2.600
11/01/2029
5,851,776
Maypearl Independent School District
1,000,000 5.000
02/15/2037
1,129,541
Maypearl Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,350,000 5.000
02/15/2048
1,457,752
Memorial-Heights Redevelopment Authority RB for City
of Houston Reinvestment Zone No. 5 Series 2021
(AGM) (NR/AA)
2,500,000 3.000
09/01/2043
2,017,821
1,500,000 3.000
09/01/2048
1,145,934
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
5,575,000 4.625
(d)
10/01/2031
5,528,295
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
625,000 5.250
02/15/2030
613,596
405,000 5.375
02/15/2035
405,245
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Montgomery County Toll Road Authority Senior Lien RB Series
2018 (NR/BBB+)
$ 710,000 5.000%
09/15/2033
$ 718,347
750,000 5.000
09/15/2034
758,729
790,000 5.000
09/15/2035
799,028
Montgomery County Toll Road Authority Senior Lien Toll Road
RB Series 2018 (NR/BBB+)
1,650,000 5.000
09/15/2030
1,669,523
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
1,585,000 4.000
(d)
08/15/2036
1,512,731
New Hope Cultural Education Facilities Finance Corp. Education
Revenue Refunding Bonds for Jubilee Academic Center Series
2021 (Ba2/BB+)
1,950,000 4.000
(d)
08/15/2041
1,754,392
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AGM) (A1/AA)
250,000 5.000
04/01/2046
250,001
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
345,000 2.000
01/01/2026
332,720
1,200,000 4.000
01/01/2031
1,154,720
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
4,525,000 5.500
01/01/2057
4,227,539
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
335,000 4.000
(d)
08/15/2029
323,902
610,000 5.000
(d)
08/15/2039
610,320
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Collegiate Housing Island Campus Project
Series 2017 A (WR/NR)
765,000 5.000
04/01/2027
801,884
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(WR/NR)
365,000 4.000
04/01/2025
365,936
335,000 5.000
(c)
04/01/2026
343,496
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Tarleton State University Collegiate Housing
Project Series 2015 A (WR/NR)
250,000 5.000
(c)
04/01/2025
252,657
North Texas Tollway Authority RB Convertible Capital
Appreciation Special Project System Series 2011 (NR/NR)
1,000,000 7.000
(c)
09/01/2031
1,212,756
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
4,900,000 0.000
(f)
01/01/2037
3,079,407
North Texas Tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
1,950,000 4.000
01/01/2040
1,935,254
North Texas Tollway Authority RB Refunding for First Tier Series
2017 A (Aa3/AA-)
5,000,000 5.000
01/01/2038
5,256,676

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
North Texas Tollway Authority RB Refunding for Second Tier
Series 2017 B (A1/A+)
$ 2,000,000 5.000%
01/01/2032
$ 2,074,866
North Texas Tollway Authority System RB Refunding for Capital
Appreciation First Tier Series 2008 I (Aa3/NR)
6,000,000 6.500
(c)
01/01/2025
6,089,957
Northside Independent School District
650,000 5.000
08/15/2037
734,027
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
10,300,000 3.450
(a)(b)
08/01/2054
10,296,249
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
1,930,000 4.000
08/15/2045
1,919,691
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
5,000,000 3.000
(a)(b)
08/01/2053
4,924,715
Pasadena Independent School District Variable Rate UT School
Building Bonds (PSF-GTD) (Aaa/AAA)
3,280,000 1.500
(a)(b)
02/15/2044
3,267,902
Perryton Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,775,000 4.125
08/15/2048
2,732,526
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
2,100,000 4.000
(a)(b)
02/15/2050
2,102,739
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
10,375,000 5.000
(c)
02/15/2025
10,469,968
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
750,000 1.875
(d)
01/01/2026
722,008
550,000 2.000
(d)
01/01/2027
517,518
575,000 2.125
(d)
01/01/2028
529,916
800,000 2.250
(d)
01/01/2029
723,616
850,000 2.500
(d)
01/01/2030
761,277
800,000 2.625
(d)
01/01/2031
706,952
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 A (NR/NR)
3,470,000 3.625
(d)
01/01/2035
3,143,796
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 B (NR/NR)
3,690,000 6.000
(d)
01/01/2025
3,690,000
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
13,100,000 4.100
(d)
01/01/2028
11,337,624
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
2,100,000 5.000
(d)
01/01/2039
2,124,869
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
3,400,000 10.000
(d)
07/01/2026
3,405,744
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
$ 2,600,000 4.000%
(a)(b)
02/15/2050
$ 2,608,649
Rockwall Independent School District UT Refunding Bonds Series
2015 (PSF-GTD) (Aaa/AAA)
5,140,000 5.000
(c)
02/15/2025
5,185,465
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
140,000 4.875
(d)
09/15/2027
139,047
284,000 5.250
(d)
09/15/2032
285,746
590,000 5.875
(d)
09/15/2042
597,875
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
75,000 3.250
(d)
09/15/2024
74,677
355,000 3.625
(d)
09/15/2029
333,189
1,250,000 4.125
(d)
09/15/2039
1,146,740
Sherman Independent School District Unlimited Tax School
Building Bonds Series 2023-B (PSF-GTD) (Aaa/AAA)
13,000,000 5.000
02/15/2048
14,037,609
5,500,000 5.000
02/15/2053
5,894,884
SMHA Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(NR/NR) (PUTABLE)
5,335,000 3.700
(a)(b)(i)
07/01/2028
5,334,053
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
1,200,000 4.500
04/01/2030
1,180,194
1,600,000 5.000
04/01/2038
1,598,914
Southwest Houston Redevelopment Authority RB for City
of Houston TX Reinvestment Zone No. 20 Series 2020
(AGM) (NR/AA)
325,000 5.000
09/01/2027
336,365
380,000 5.000
09/01/2029
400,727
450,000 4.000
09/01/2032
457,047
395,000 4.000
09/01/2034
399,419
615,000 4.000
09/01/2036
620,203
1,040,000 2.625
09/01/2038
827,299
1,230,000 2.750
09/01/2039
972,845
1,200,000 2.750
09/01/2040
928,542
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
4,725,000 4.000
08/15/2052
4,500,736
State of Texas College Student Loan GO Unlimited Bonds Series
2019 (Aaa/AAA)
5,905,000 5.000
08/01/2026
6,071,241
5,010,000 5.000
08/01/2028
5,294,055
6,835,000 5.000
08/01/2029
7,242,433
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aaa/NR)
4,740,000 3.350
(a)(b)
03/01/2046
4,627,779
Tarrant County Cultural Education Facilities Finance Corp. RB for
Christus Health Series 2018B (A1/A+)
8,770,000 5.000
07/01/2035
9,326,294
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
1,025,000 5.000
07/01/2026
1,053,821
1,550,000 5.000
07/01/2027
1,615,231

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR) – (continued)
$ 1,650,000 5.000%
07/01/2028
$ 1,744,744
Tarrant County Cultural Education Facilities Finance Corporation
Christus Health Obligation Group RB Series 2018 B (A1/A+)
4,885,000 5.000
07/01/2036
5,183,841
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,200,000 4.250
08/15/2053
2,164,536
Tarrant County Housing Finance Corp. Multifamily Housing RB
for Tobias Place Apartments Series 2023B (FNMA) (Aaa/NR)
1,875,000 5.000
(a)(b)
03/01/2027
1,903,905
Texas Department of Housing and Community Affairs
Multifamily Housing RB for North Grand Villas Series 2023
(FHA 221(D4)) (Aaa/NR)
915,000 5.000
(a)(b)
08/01/2026
922,887
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
2,760,000 4.453
(e)
12/15/2026
2,763,129
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2008 D (A1/A-)
4,410,000 6.250
12/15/2026
4,539,530
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A-)
(SIFMA Municipal Swap Index Yield + 0.55%)
1,865,000 4.430
(e)
09/15/2027
1,854,122
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
2,000,000 5.000
12/15/2024
2,010,197
2,500,000 5.000
12/15/2025
2,528,222
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A-)
(3M USD LIBOR + 0.86%)
77,435,000 4.391
(e)
09/15/2027
77,397,444
Texas Municipal Gas Acquisition and Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
3,260,000 5.000
12/15/2028
3,347,239
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,740,000 5.000
12/15/2031
9,113,360
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
4,165,000 5.500
12/31/2058
4,515,526
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (NR/AAA)
2,300,000 5.000
10/15/2058
2,470,160
Texas Private Activity Bonds Surface Transportation Corp. RB
Refunding for NTE Mobility Partners LLC Series 2019 A
(Baa1/NR)
7,040,000 5.000
12/31/2032
7,522,268
7,030,000 5.000
12/31/2036
7,466,414
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
12,405,000 5.000
06/30/2058
12,651,893
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Public Finance Authority Texas Southern University Revenue
Financing System Bonds, Series 2023 (BAM) (NR/AA)
$ 1,335,000 5.250%
05/01/2040
$ 1,433,329
Texas Transportation Commission Central Texas Turnpike System
RB 2nd Tier Revenue Refunding Bonds Series 2015-C (A3/A-)
1,495,000 5.000
08/15/2042
1,495,563
Texas Transportation Commission Central Texas Turnpike System
RB Second Tier Revenue Refunding Bonds Series 2015-C
(A3/A-)
1,525,000 5.000
08/15/2028
1,527,087
Texas Transportation Commission State Highway Improvement GO
Refunding Bonds Series 2024 (Aaa/AAA)
5,000,000 5.000
04/01/2026
5,145,017
The Lakes Fresh Water Supply District of Denton County UT Road
Bonds Series 2022 (AGM) (A1/AA)
3,230,000 3.000
09/01/2047
2,457,802
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
400,000 4.375
(d)
09/15/2027
391,783
445,000 4.750
(d)
09/15/2032
434,831
1,200,000 5.250
(d)
09/15/2042
1,170,000
Town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
139,000 3.250
(d)
09/01/2027
130,988
205,000 3.500
(d)
09/01/2032
180,417
Town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
424,000 6.000
(d)
09/01/2027
427,128
712,000 6.125
(d)
09/01/2032
737,904
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
831,000 4.000
(d)
09/01/2047
697,682
Town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases 2-3 Project Series 2018
(NR/NR)
360,000 5.250
(d)
09/01/2028
365,208
Town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
170,000 4.500
(d)
09/01/2027
169,775
Travis County Development Authority Contract Assessment RB
for Bella Fortuna Public Improvement District Series 2024
(NR/NR)
843,000 5.375
(d)
09/01/2044
843,278
750,000 5.625
(d)
09/01/2051
751,295
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
868,000 5.375
(d)
09/01/2042
869,622
Travis County Texas Permanent Improvement Bonds Series 2024
(Aaa/AAA)
840,000 4.000
03/01/2043
842,686
Travis County Texas Unlimited Tax Road Bonds Series 2024
(Aaa/AAA)
965,000 4.000
03/01/2044
959,756
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA)
8,500,000 3.250
02/15/2041
7,411,093

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
$ 755,000 5.000%
09/01/2031
$ 790,751
950,000 3.000
09/01/2034
827,663
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
131,000 2.375
12/01/2025
125,513
308,000 2.875
12/01/2030
266,418
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2018 (NR/NR)
520,000 4.250
12/01/2029
508,820
1,159,000 4.625
12/01/2035
1,144,165
1,604,000 5.000
12/01/2045
1,564,100
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
740,000 5.375
08/15/2042
752,315
1,000,000 5.625
08/15/2052
1,015,134
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
325,000 3.000
08/15/2034
287,188
345,000 3.000
08/15/2036
296,457
745,000 3.000
08/15/2039
593,520
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
3,500,000 5.000
02/15/2026
3,601,652
Wise County Texas Tax Notes Series 2024 (NR/AA+)
1,070,000 5.000
02/15/2026
1,095,103
1,130,000 5.000
02/15/2027
1,174,230
1,070,000 5.000
02/15/2028
1,130,572
Yoakum Independent School District Unlimited Tax School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
1,000,000 4.250
02/15/2048
1,004,692
935,744,960
Utah - 0.8%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
1,675,000 3.250
(d)
03/01/2031
1,557,029
1,875,000 3.500
(d)
03/01/2036
1,689,599
1,900,000 3.750
(d)
03/01/2041
1,657,189
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
2,300,000 5.625
(d)
12/01/2053
2,363,252
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
3,875,000 5.250
(d)
02/01/2040
3,382,696
Salt Lake City Airport RB
1,060,000 5.000
07/01/2047
1,069,642
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
1,500,000 5.250
07/01/2053
1,597,678
6,300,000 5.500
07/01/2053
6,904,998
Salt Lake City International Airport RB Series 2018A (A2/A+)
10,525,000 5.000
07/01/2036
10,911,172
5,000,000 5.000
07/01/2038
5,159,653
7,500,000 5.250
07/01/2048
7,701,434
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
$ 4,000,000 5.000%
07/01/2029
$ 4,172,240
Salt Lake City International Airport RB Series 2021A (A2/A+)
5,950,000 5.000
07/01/2046
6,193,725
1,500,000 4.000
07/01/2051
1,378,340
Salt Lake City International Airport RB Series 2023A (A2/A+)
200,000 5.250
07/01/2048
213,923
Salt Lake City RB for International Airport Series 2018 A (A2/A+)
5,500,000 5.000
07/01/2030
5,742,251
Salt Lake City, Utah Airport RB, Series 2017A
(AMT) Salt Lake City International Airport (A2/A+)
5,200,000 5.000
07/01/2042
5,281,929
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
2,325,000 4.000
(d)
10/15/2041
1,891,622
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
1,610,000 5.625
(d)
06/15/2042
1,643,789
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
500,000 4.000
(d)
07/15/2037
437,154
3,485,000 4.250
(d)
07/15/2050
2,852,446
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022B (NR/BB)
95,000 5.750
(d)
07/15/2026
93,273
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
890,000 4.000
(d)
06/15/2041
717,708
Utah Charter School Finance Authority RB Refunding for Summit
Academy, Inc. Series 2019 A (UT CSCE) (NR/AA)
700,000 5.000
04/15/2039
727,108
625,000 5.000
04/15/2044
640,995
1,150,000 5.000
04/15/2049
1,169,579
Utah Transit Authority Sales Tax RB Refunding Subordinate Series
2015 A (Aa2/AA+)
3,065,000 4.000
(c)
06/15/2025
3,085,212
80,235,636
Vermont - 0.1%
University of Vermont State Agricultural College GO Bonds Series
2017 (Aa3/A+)
365,000 5.000
10/01/2043
374,893
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
745,000 5.000
05/01/2025
751,128
585,000 5.000
05/01/2026
594,900
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,175,000 5.000
(a)(b)(d)
06/01/2052
2,204,692
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
2,700,000 5.500
(d)
10/01/2043
2,738,013
6,663,626
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
825,000 5.000
10/01/2039
851,962

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands – (continued)
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
$ 4,700,000 5.000%
(d)
10/01/2039
$ 4,422,072
Virgin Islands Public Finance Authority RB Series 2014 A
(AGM-CR) (A1/AA)
5,000,000 5.000
(d)
10/01/2034
5,017,581
10,291,615
Virginia - 1.3%
City of Virginia Beach Development
Authority Residential Care Facility RB
2,700,000 7.000
09/01/2053
3,088,136
Fairfax County Economic Development Authority Residential
Care Facilities Mortgage RB Refunding for Goodwin House
Incorporated Series 2016 A (NR/NR)
1,250,000 4.000
(c)
10/01/2024
1,275,252
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
3,000,000 5.000
01/01/2040
3,032,109
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
4,215,000 5.000
(a)(b)
05/01/2043
4,274,524
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
350,000 5.000
04/01/2027
357,709
400,000 5.000
04/01/2028
411,800
460,000 5.000
04/01/2029
477,000
350,000 5.000
04/01/2030
364,903
740,000 5.000
04/01/2031
770,513
300,000 5.000
04/01/2032
311,767
650,000 5.000
04/01/2033
674,389
395,000 5.000
04/01/2034
410,463
110,000 5.000
04/01/2035
114,376
430,000 5.000
04/01/2036
446,327
1,030,000 5.000
04/01/2037
1,064,622
410,000 4.000
04/01/2039
384,273
265,000 4.000
04/01/2040
245,321
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
8,510,000 6.706
06/01/2046
7,197,431
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
122,865,000 0.000
(f)
06/01/2047
34,116,600
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
13,500,000 0.000
(f)
06/01/2047
3,666,022
University of Virginia Rector & Visitors General Revenue Pledge
Refunding Bonds Series 2015A (Aaa/AAA)
20,705,000 5.000
04/01/2045
20,843,827
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
3,975,000 5.375
09/01/2029
4,132,386
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
300,000 5.000
06/01/2028
307,874
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB) – (continued)
$ 375,000 5.000%
06/01/2029
$ 387,799
300,000 5.000
06/01/2031
313,850
875,000 4.000
06/01/2036
843,995
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
5,000,000 3.100
12/01/2045
3,938,475
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
1,000,000 4.800
12/01/2049
1,012,100
Virginia Port Authority Commonwealth Port Fund RB Series 2015
(Aa1/AA+)
5,000,000 5.000
(c)
07/01/2025
5,063,433
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (WR/NR)
750,000 5.000
(c)
07/01/2025
759,884
Virginia Port Authority Port Facilities Revenue Refunding Bonds
Series 2015A (WR/NR)
2,000,000 5.000
(c)
07/01/2025
2,026,356
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
1,050,000 5.000
12/31/2056
1,060,170
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
1,875,000 5.000
12/31/2052
1,927,237
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (AMT) (NR/BBB)
6,500,000 4.000
01/01/2048
5,944,513
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
300,000 5.000
(a)(b)(d)
01/01/2048
299,987
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,385,000 5.000
12/31/2049
5,455,186
4,950,000 5.000
12/31/2052
5,004,842
122,005,451
Washington - 2.4%
Bethel School District No. 403 Pierce County Washington
Unlimited Tax GO Bonds 2024 (SCH BD GTY) (Aaa/NR)
5,865,000 5.000
12/01/2041
6,579,454
6,700,000 5.000
12/01/2042
7,484,179
4,600,000 5.000
12/01/2043
5,113,681
City of Seattle Drainage and Wastewater System Improvement and
Refunding RB Series 2022 (Aa1/AA+)
1,200,000 4.000
09/01/2036
1,244,254
2,665,000 4.000
09/01/2037
2,749,574
City of Seattle RB for Municipal Light & Power Improvement
Series 2018 A (Aa2/AA)
3,340,000 4.000
01/01/2033
3,396,788
6,715,000 4.000
01/01/2034
6,815,862
11,655,000 4.000
01/01/2043
11,568,534
City of Seattle RB Refunding for Drainage & Wastewater Series
2014 (Aa1/AA+)
13,715,000 4.000
05/01/2044
13,359,838
City of Seattle RB Refunding for Drainage & Wastewater Series
2017 (Aa1/AA+)
6,555,000 4.000
07/01/2035
6,636,403

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
$ 1,000,000 5.000%
01/01/2049
$ 1,079,145
Energy Northwest Columbia Generating Station Electric Revenue
Refunding Bonds Series 2021-A (Aa1/AA-)
8,830,000 4.000
07/01/2042
8,777,161
Highline School District No. 401, King County, Washington UT
GO Bonds, 2023 (SCH BD GTY) (Aaa/NR)
2,750,000 5.000
12/01/2039
3,077,351
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BB+)
8,685,000 5.000
04/01/2030
8,687,071
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
4,740,000 5.000
05/01/2042
4,812,868
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
7,000,000 5.000
04/01/2039
7,282,867
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2021C (A1/AA-)
4,000,000 5.000
08/01/2037
4,294,604
700,000 4.000
08/01/2041
670,921
Port of Seattle Intermediate Lien Revenue Bonds Series 2018A
(A1/AA-)
2,500,000 5.000
05/01/2043
2,534,443
Port of Seattle Intermediate Lien Revenue Refunding Bond Series
2022A (A1/AA-)
865,000 5.000
08/01/2028
924,502
Port of Seattle RB Refunding for Intermediate Lien Series 2021 C
(A1/AA-)
5,000,000 5.000
08/01/2039
5,346,638
Port of Tacoma Revenue and Refunding Bonds 2016B (Aa3/AA)
12,455,000 5.000
12/01/2043
12,567,840
State of Washington Various Purpose GO Bonds Series 2024C
(Aaa/AA+)
15,000,000 5.000
02/01/2047
16,403,618
32,000,000 5.000
02/01/2049
34,815,683
State of Washington Various Purpose GO Bonds Series R-2022A
(Aaa/AA+)
2,490,000 5.000
02/01/2027
2,605,745
State of Washington Various Purpose GO Refunding Bonds Series
R-2018C (Aaa/AA+)
2,710,000 5.000
08/01/2024
2,713,273
Washington Health Care Facilities Authority RB
(Commonspirit Health) Series 2019A-2 (A3/A-)
5,000,000 5.000
08/01/2037
5,310,128
1,000,000 5.000
08/01/2039
1,051,282
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
3,370,000 4.000
08/01/2044
3,278,451
Washington Health Care Facilities Authority RB for Fred
Hutchinson Cancer Research Center Series 2015 (A2/NR)
1,500,000 5.000
(c)
07/01/2025
1,521,243
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
2,000,000 5.000
08/01/2037
2,124,051
1,000,000 5.000
08/01/2038
1,055,728
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
$ 570,000 5.000%
08/01/2036
$ 607,516
Washington Health Care Facilities Authority RB Refunding for
Providence St. Joseph Health Obligated Group Series 2021 B
(A2/A)
900,000 4.000
(a)(b)
10/01/2042
902,868
Washington Higher Education Facilities Authority RB for Seattle
University Project Series 2020 (NR/A)
1,200,000 4.000
05/01/2050
1,089,150
Washington State Convention Center Public Facilities District RB
Series 2018 (Baa1/BBB)
320,000 5.000
07/01/2029
334,147
18,275,000 5.000
07/01/2048
18,734,693
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa3/BBB-)
2,925,000 4.000
07/01/2043
2,752,302
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
745,000 5.000
(d)
01/01/2034
719,324
1,400,000 5.000
(d)
01/01/2039
1,291,180
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Revenue Bonds for Emerald
Heights Project Series 2023A (NR/NR)
1,325,000 5.000
07/01/2038
1,410,286
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
900,000 5.625
(d)
07/01/2038
989,667
Washington State Motor Vehicle Fuel Tax GO Refunding Bonds
Series 2015 C (AMBAC) (Aaa/AA+)
6,855,000 0.000
(f)
06/01/2028
5,985,277
230,699,590
West Virginia - 0.7%
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
770,000 3.000
03/01/2035
675,655
1,285,000 3.000
03/01/2037
1,069,323
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University Town Centre Series 2023 A (NR/NR)
460,000 5.000
(d)
06/01/2033
480,097
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
1,725,000 7.000
(d)
06/01/2043
1,842,368
State of West Virginia GO Bonds Series 2018 B (Aa2/AA-)
7,140,000 5.000
06/01/2035
7,561,242
State of West Virginia GO State Road Bonds Series 2019 A
(Aa2/AA-)
605,000 5.000
06/01/2035
651,642
State of West Virginia, West Virginia GO State Road Bonds, Series
2019 A (Aa2/AA-)
1,600,000 5.000
12/01/2036
1,718,313

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
$ 1,575,000 5.000%
(a)(b)
07/01/2045
$ 1,580,319
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
7,445,000 3.375
(a)(b)
03/01/2040
7,318,300
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
9,150,000 3.000
(a)(b)
06/01/2037
8,913,106
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
3,565,000 4.700
(a)(b)
04/01/2036
3,604,087
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,855,000 5.125
09/01/2042
3,126,070
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
2,970,000 5.500
09/01/2048
3,270,886
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
1,000,000 5.000
01/01/2033
1,001,379
950,000 5.000
01/01/2034
951,306
825,000 5.000
01/01/2035
825,997
2,330,000 5.000
01/01/2036
2,330,290
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
2,375,000 5.000
09/01/2029
2,470,803
4,775,000 5.000
09/01/2030
4,963,886
1,520,000 5.000
09/01/2032
1,576,270
West Virginia Housing Development Fund Housing Finance Bonds
2024 Series B (NON-AMT) (Aaa/AAA)
3,825,000 4.350
11/01/2039
3,911,996
4,685,000 4.700
11/01/2044
4,725,183
64,568,518
Wisconsin - 1.4%
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
4,100,000 5.000
04/01/2026
4,207,343
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
1,475,000 5.000
04/01/2026
1,513,617
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
800,000 5.875
(d)
06/01/2052
811,308
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
300,000 6.375
(d)
07/01/2043
313,489
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
165,000 4.250
(d)
06/15/2031
157,131
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
$ 700,000 5.000%
06/15/2044
$ 706,388
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,060,000 5.375
(d)
06/15/2042
1,060,654
Public Finance Authority Education RB Series 2022 (NR/NR)
1,290,000 5.000
(d)
01/01/2042
1,182,800
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
1,000,000 4.300
11/01/2030
993,927
Public Finance Authority RB for Appalachian Regional Healthcare
System Obligated Group Series 2021 A (NR/BBB-)
265,000 5.000
07/01/2035
272,917
310,000 5.000
07/01/2036
317,455
265,000 5.000
07/01/2037
270,248
310,000 5.000
07/01/2038
314,018
310,000 5.000
07/01/2039
311,714
285,000 5.000
07/01/2040
285,772
310,000 5.000
07/01/2041
310,008
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
220,000 4.000
07/01/2026
220,791
220,000 4.000
07/01/2027
221,392
220,000 4.000
07/01/2028
222,143
220,000 4.000
07/01/2029
221,352
265,000 4.000
07/01/2030
266,888
355,000 4.000
07/01/2031
357,009
420,000 4.000
07/01/2032
421,579
175,000 4.000
07/01/2033
175,638
130,000 4.000
07/01/2034
130,488
155,000 4.000
07/01/2035
155,517
220,000 4.000
07/01/2036
220,389
220,000 4.000
07/01/2037
220,429
265,000 4.000
07/01/2038
264,187
265,000 4.000
07/01/2039
262,267
265,000 4.000
07/01/2040
261,247
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,685,000 5.000
(d)
12/01/2035
1,699,219
1,950,000 5.000
(d)
12/01/2045
1,853,982
Public Finance Authority RB for Coral Academy Of Science Las
Vegas Series 2021 A (NR/BBB-)
875,000 4.000
07/01/2041
789,598
1,000,000 4.000
07/01/2051
821,505
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
395,000 4.000
(d)
06/15/2030
391,238
815,000 5.000
(d)
06/15/2040
825,443
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
1,450,000 4.000
(d)
03/01/2030
1,408,368
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
6,950,000 5.625
(d)
06/01/2050
6,375,928
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
7,575,000 6.500
(d)
06/01/2045
6,550,779

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
$ 500,000 5.200%
12/01/2037
$ 508,760
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
2,470,000 6.000
(d)
07/01/2031
2,197,709
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
750,000 5.000
01/01/2029
781,883
1,400,000 5.000
01/01/2032
1,465,124
950,000 5.000
01/01/2033
993,837
900,000 5.000
01/01/2036
941,243
500,000 5.000
01/01/2037
521,690
2,000,000 5.000
01/01/2039
2,066,617
875,000 5.000
01/01/2040
899,284
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
285,000 5.000
(d)
06/01/2029
288,670
710,000 5.000
(d)
06/01/2039
700,356
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,000,000 4.000
01/01/2030
969,717
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
440,000 4.000
(d)
09/01/2029
415,366
770,000 5.000
(d)
09/01/2039
732,203
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
5,900,000 4.500
(d)
07/01/2048
4,737,294
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
2,770,000 6.125
(d)
10/01/2049
2,412,270
Public Finance Authority RB Refunding for Waste Management,
Inc. Project Series 2016 A-2 (NR/A-/A-2)
2,000,000 2.875
05/01/2027
1,925,698
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/BB)
110,000 3.000
(d)
04/01/2025
108,877
500,000 5.000
(d)
04/01/2030
519,050
Public Finance Authority RB Roseman University of Health
Sciences 2020 (NR/NR)
5,000 3.000
(d)
04/01/2025
4,983
Public Finance Authority Refunding RB Series 2021C (A2/A)
600,000 4.000
(a)(b)
10/01/2041
601,912
Public Finance Authority Retirement Communities RB for Acts
Retirement-Life Communities Obligated Group Series 2020A
(NR/NR)
1,205,000 5.000
11/15/2041
1,254,246
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
985,000 5.000
11/15/2044
1,010,110
570,000 5.000
11/15/2049
579,078
Public Finance Authority Senior Airport Facilities RB Refunding
for Transportation Infrastructure Properties LLC Obligated
Group Series 2012 B (NR/BBB+)
4,740,000 5.250
07/01/2028
4,741,838
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
8,955,000 4.000
01/01/2052
7,094,056
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
$ 630,000 4.000%
(d)
07/01/2041
$ 571,880
2,725,000 4.000
(d)
07/01/2051
2,316,488
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
5,000,000 5.000
(d)
06/01/2041
5,060,556
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
2,775,000 5.375
(d)(i)
12/15/2032
0
Racine Unified School District Racine County Wisconsin GO
Promissory Notes (BAM) (Aa3/AA)
1,250,000 5.000
04/01/2038
1,383,446
1,340,000 5.000
04/01/2039
1,477,197
1,750,000 5.000
04/01/2040
1,920,263
1,675,000 5.000
04/01/2041
1,825,339
State of Wisconsin GO Bonds of Series 2024 A (Aa1/AA+)
2,220,000 5.000
05/01/2027
2,334,109
Wisconsin Health & Educational Facilities Authority RB for
Hmong American Peace Academy Ltd. Series 2020 (NR/BBB)
350,000 4.000
03/15/2030
344,899
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024A (NR/NR)
1,165,000 5.250
08/15/2039
1,230,500
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-1 (NR/NR)
1,385,000 4.400
08/15/2029
1,384,962
Wisconsin Health & Educational Facilities Authority RB for Three
Pillars Senior Living Communities Series 2024B-2 (NR/NR)
4,200,000 4.200
08/15/2028
4,168,468
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,185,000 3.000
02/01/2042
896,777
390,000 4.000
02/01/2045
343,616
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
465,000 3.000
12/01/2031
401,085
775,000 4.000
12/01/2041
621,117
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2021B (NR/NR)
475,000 4.000
09/15/2036
452,426
460,000 4.000
09/15/2041
413,706
425,000 4.000
09/15/2045
366,302
Wisconsin Health & Educational Facilities Authority Refunding RB
Series 2022 (NR/NR)
700,000 4.000
09/15/2036
666,733
680,000 4.000
09/15/2041
611,565
575,000 4.000
09/15/2045
495,585
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
7,680,000 5.000
(d)
08/01/2027
7,820,719
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
2,775,000 4.060
(b)(e)
08/15/2054
2,742,735

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
$ 5,675,000 4.500%
(i)
02/15/2054
$ 5,623,158
Wisconsin Housing & Economic Development
Authority Home Ownership RB 2021 Series D
(GNMA/FHLMC/FNMA COLL) (Aa2/AA+)
(SIFMA Municipal Swap Index Yield + 0.15%)
5,500,000 4.030
(b)(e)
03/01/2042
5,485,847
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
5,700,000 5.000
02/01/2042
5,924,498
132,722,012
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
18,675,000 3.625
07/15/2039
16,895,614
a a
TOTAL MUNICIPAL BONDS
(Cost $9,705,592,884)
9,588,060,457
Shares
Dividend
    Rate Value
a
Bank Loans
(k)
- 0.0%
Engineering & Construction - 0.0%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
9,842,619 5.330%
(g)
07/30/24 2,023,578
2,023,578
TOTAL BANK LOANS
(Cost $9,776,091)
2,023,578
a
Corporate Bonds - 0.4%
Healthcare-Services - 0.1%
Prime Healthcare Foundation, Inc. Series
4,975,000 7.000 12/01/27 4,695,565
Toledo Hospital RB Series 2022 B
1,895,000 5.325 11/15/28 1,809,725
Tower Health Series
6,130,000 4.451 02/01/50 2,904,088
9,409,378
Real Estate - 0.3%
Benloch Ranch Improvement Association No. 1 Series 2020
2,853,750 9.750
(d)(g)
12/01/39 2,591,148
Benloch Ranch Improvement Association No. 1 Series 2021
1,655,909 9.750
(d)(g)
12/01/39 1,503,532
Benloch Ranch Improvement Association No. 2
14,700,000 10.000
(d)(g)
12/01/51 11,975,796
Shares
Dividend
    Rate Value
a
Corporate Bonds – (continued)
Brixton Park Improvement Association No. 1 Series
$ 16,042,697 6.875%
(d)(g)
12/01/51 $ 12,931,858
29,002,334
TOTAL CORPORATE BONDS
(Cost $45,638,593)
38,411,712
TOTAL INVESTMENTS - 99.0%
(Cost $9,761,007,568)
$ 9,628,495,747
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.0%
98,545,903
NET ASSETS - 100.0%
$ 9,727,041,650
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.
(c)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(d)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on
June 30, 2024.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)
Zero coupon bond until next reset date.
(i)
When-issued security.
(j)
Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the
Oversight Board’s Certified Fiscal Plan.
(k)
Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September 30, 2023.
Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

GOLDMAN SACHS DYNAMIC MUNICIPAL INCOME FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
Investment Abbreviations: (continued)
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
Q-SBLF - Qualified School Bond Loan Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SCH BD RES
FD
-
School Board Reserve Fund
SCSDE - South Carolina State Department of Education
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating
FUTURES CONTRACTS
— At June 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (2,769) 09/19/24 $ (344,827,032) $ (1,961,901)

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds - 97.5%
Alabama - 2.2%
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
$ 1,275,000 4.000%
(a)(b)
12/01/2049
$ 1,275,692
Black Belt Energy Gas District Gas Project RB Series 2022C-1
(A1/NR)
10,000,000 5.250
(a)(b)
02/01/2053
10,553,365
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 A
(NR/NR)
5,720,000 6.000
(c)(d)
07/01/2045
5,857,888
Central Etowah County Solid Waste Disposal Authority RB
for Evergreen Environmental Partners LLC Series 2020 B
(NR/NR)
2,445,000 8.000
(c)(d)
07/01/2028
2,485,467
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
3,150,000 5.250
(a)(b)
07/01/2054
3,369,839
Energy Southeast, A Cooperative District Energy Supply RB Series
2023B-1 (Fixed Rate) (A1/NR)
2,525,000 5.750
(a)(b)
04/01/2054
2,774,346
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
25,350,000 5.750
10/01/2049
26,370,360
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
22,340,000 5.250
10/01/2049
23,894,453
23,620,000 5.500
10/01/2053
25,561,781
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
1,085,000 4.500
11/01/2042
904,861
1,000,000 4.750
11/01/2049
821,882
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
80,000,000 5.000
(a)(b)
06/01/2049
84,329,504
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
10,000,000 5.000
(a)(b)
01/01/2054
10,556,874
Sumter County IDA Exempt Facilities RB for Enviva Project Series
2022 (NR/NR)
10,073,131 6.000
(a)(b)
07/15/2052
4,835,103
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
18,620,000 5.250
(a)(b)
12/01/2053
20,131,021
The Educational Building Authority of The City of Homewood
Alabama Lease RB CHF – Horizons I L.L.C. Recreation
Center Project At Samford University Tax-Exempt Series
2024-A (Baa2/NR)
3,000,000 5.500
10/01/2054
3,148,351
The Educational Building Authority of The City of Homewood
Alabama RB CHF – Horizons II L.L.C. Student Housing &
Parking Project At Samford University Tax-Exempt Series
2024-C (Baa2/NR)
2,930,000 5.500
10/01/2054
3,081,865
1,100,000 5.000
10/01/2056
1,101,918
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB Am Ns Calvert LLC Project Series 2024A
(Baa3/BBB-)
14,400,000 5.000
06/01/2054
14,636,794
245,691,364
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Alaska - 0.0%
Northern tobacco Securitization Corp. tobacco Settlement Asset
Back Bonds Series 2021 (NR/NR)
$ 19,470,000 0.000%
(e)
06/01/2066
$ 2,497,201
a a
American Samoa - 0.1%
American Samoa Economic Development Authority General RB
Series 2021A (Ba3/NR)
6,375,000 5.000
(c)
09/01/2038
6,398,753
American Samoa Economic Development Authority RB Refunding
Series 2021 C (Ba3/NR)
1,800,000 3.720
(c)
09/01/2027
1,658,419
8,057,172
Arizona - 1.5%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
35,000,000 4.520
(b)(f)
01/01/2037
34,202,095
Arizona IDA Education RB for Academies of Math & Science
Projects Series 2023 (NR/BB+)
900,000 5.375
(c)
07/01/2053
911,776
1,000,000 5.500
(c)
07/01/2058
1,018,002
Arizona IDA Education RB for Benjamin Franklin Charter School
Projects Series 2023A (Ba1/NR)
1,000,000 5.250
(c)
07/01/2053
1,002,500
1,000,000 5.500
(c)
07/01/2058
1,009,632
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
17,000,000 6.500
(c)
11/01/2053
17,504,363
Arizona Industrial Development Authority RB for Equitable School
Revolving Fund LLC Social Bond Series 2020A (NR/A)
1,500,000 4.000
11/01/2050
1,383,541
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
1,000,000 5.000
01/01/2043
666,370
5,250,000 4.500
01/01/2049
3,014,117
3,300,000 5.000
01/01/2054
2,009,952
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/D)
275,000 5.000
01/01/2037
156,519
200,000 5.000
01/01/2038
109,738
650,000 5.000
01/01/2043
322,420
3,450,000 5.000
01/01/2049
1,665,770
1,100,000 5.125
01/01/2054
517,908
Arizona Industrial Development Authority RB for Provident Group
- EMU Properties LLC Series 2018 (Caa3/NR)
1,000,000 5.000 *
05/01/2038
550,000
2,780,000 5.000 *
05/01/2043
1,529,000
3,450,000 5.000 *
05/01/2048
1,897,500
2,000,000 5.000 *
05/01/2051
1,100,000
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
925,000 4.000
(c)
12/15/2041
814,166
2,115,000 4.000
(c)
12/15/2051
1,698,740
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
470,000 4.000
(c)
07/15/2051
386,824

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Arizona – (continued)
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR) – (continued)
$ 445,000 4.000%
(c)
07/15/2056
$ 356,266
Arizona Industrial Development Authority RB Refunding for
Pinecrest Academy of Nevada Series 2020 A-1 (NR/BB+)
10,845,000 5.000
(c)
07/15/2053
10,649,128
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 A (Aa3/A+)
1,625,000 3.000
07/01/2049
1,251,365
City of Phoenix Civic Improvement Corporation RB for Junior
Lien Airport Series 2019 B (Aa3/A+)
2,710,000 3.250
07/01/2049
2,167,926
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
1,250,000 4.000
(c)
07/01/2056
1,035,909
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
3,400,000 3.500
(c)
07/01/2044
2,799,708
County of Maricopa IDA Exempt Facilities RB for Commercial
Metals Company Project Series 2022 (Ba2/BB+)
8,225,000 4.000
(c)
10/15/2047
7,490,802
County of Pima IDA Senior Living RB for La Posada at Pusch
Ridge Project Series 2022A (NR/NR)
4,500,000 6.875
(c)
11/15/2052
4,847,692
2,750,000 7.000
(c)
11/15/2057
2,968,866
Equitable School Revolving Fund National Charter School
Revolving Loan Fund RB (NR/A)
4,325,000 4.000
11/01/2051
3,971,785
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
625,000 3.500
07/01/2029
571,038
595,000 4.100
07/01/2034
547,144
1,848,000 4.750
07/01/2043
1,652,659
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
17,705,000 5.000
05/15/2056
15,868,266
La Paz County Industrial Development Authority RB for American
Fiber Optics LLC Series 2018 A (NR/NR)
3,100,000 6.000
(c)
*
08/01/2028
1,395,000
16,130,000 6.250
(c)
*
08/01/2040
7,258,500
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
580,000 4.000
02/15/2051
477,116
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2020
A (NR/BB)
700,000 5.000
(c)
07/01/2050
686,030
1,340,000 5.000
(c)
07/01/2054
1,293,593
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
1,885,000 5.250
(c)
10/01/2040
1,807,275
1,885,000 5.500
(c)
10/01/2051
1,740,130
Maricopa County Pollution Control Corp Pollution Control
Revenue Refunding Bonds Series A (A2/A-)
2,000,000 2.400
06/01/2035
1,650,886
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR)
250,000 5.500
(c)
05/01/2040
250,563
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Arizona – (continued)
Pima County IDA RB Refunding for Career Success Schools, Inc.
Series 2020 (NR/NR) – (continued)
$ 950,000 5.750%
(c)
05/01/2050
$ 953,356
Salt River Agricultural Improvement and Power District Project
Electric System RB Series 2023B (Aa1/AA+)
9,260,000 5.250
01/01/2053
10,236,925
Tempe Industrial Development Authority RB for Tempe Life Care
Village Obligated Group Series 2019 (NR/NR)
1,520,000 5.000
12/01/2050
1,461,764
1,900,000 5.000
12/01/2054
1,803,292
The Industrial Development Authority of the City of Phoenix RB
Refunding for Downtown Phoenix Student Housing LLC
Series 2018 (Baa3/NR)
850,000 5.000
07/01/2037
874,238
1,000,000 5.000
07/01/2042
1,020,126
The Industrial Development Authority of
The County of Maricopa Education RB
1,150,000 4.000
(c)
07/01/2051
974,591
The Industrial Development Authority of The County of Maricopa
Educational Facilities Valley Christian Schools Project RB
Series 2023A (NR/NR)
1,700,000 6.250
(c)
07/01/2053
1,742,622
1,800,000 6.375
(c)
07/01/2058
1,850,904
167,126,398
Arkansas - 0.2%
Arkansas Development Finance Authority Environmental
Improvement RB Series 2022 (AMT) (NR/BB-)
16,175,000 5.450
09/01/2052
16,633,636
Arkansas Development Finance Authority RB for Baptist Health
Obligated Group Series 2019 (NR/A)
5,370,000 3.200
12/01/2049
4,201,057
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
1,300,000 4.250
07/01/2041
1,139,070
775,000 3.500
07/01/2046
525,176
500,000 4.000
07/01/2052
355,695
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
5,090,000 3.500
07/01/2038
3,942,688
26,797,322
California - 8.9%
ABC Unified School District GO Bonds Series 2001 C
(NATL) (Aa2/AA-)
1,600,000 0.000
(e)
08/01/2026
1,492,971
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (A1/A+)
3,980,000 4.000
05/01/2049
3,753,267
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019A (AMT) (NR/NR)
45,000 4.000
(d)
05/01/2049
45,471
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/NR)
145,000 4.000
(d)
05/01/2050
146,519
Airport Commission of The City and County of San Francisco
Second Series RB Series 2019E (AMT) (NR/A+)
1,535,000 4.000
05/01/2050
1,443,832

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (AGM) (A1/AA)
$ 3,225,000 0.000%
(g)
10/01/2051
$ 1,784,805
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,850,000 0.000
(g)
10/01/2047
1,058,945
1,850,000 0.000
(g)
10/01/2048
1,053,464
2,300,000 0.000
(g)
10/01/2049
1,292,837
1,375,000 0.000
(g)
10/01/2050
771,890
Alhambra California Unified School District Election of 2008
GO Bonds Capital Appreciation for Elementary Schools
Improvement District Series 2011 B (AGM) (Aa2/AA)
4,995,000 0.000
(e)
08/01/2037
3,121,605
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AGM) (A1/AA)
2,050,000 0.000
(e)
08/01/2036
1,233,744
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
5,000,000 3.000
04/01/2054
3,835,811
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
5,875,000 5.250
07/01/2054
6,316,751
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
5,000,000 4.500
07/01/2054
4,962,369
Calaveras Unified School District GO Bonds for Capital
Appreciation Series 2000 (AGM) (A1/AA)
1,055,000 0.000
(e)
08/01/2025
1,016,092
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
3,000,000 5.000
(a)(b)
02/01/2054
3,179,491
California Community Choice Financing Authority Clean Energy
Project RB Green Bonds Series 2024A (A1/NR)
24,500,000 5.000
(a)(b)
05/01/2054
26,167,051
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
2,000,000 5.000
(a)(b)
07/01/2053
2,099,656
California Community College Financing Authority RB for NCCD-
Orange Coast Properties LLC Series 2018 (NR/BB+)
2,755,000 5.250
05/01/2048
2,818,070
2,850,000 5.250
05/01/2053
2,907,216
California Community College Financing Authority Student
Housing RB for Napa Valley College Project Series 2022A
(NR/NR)
9,275,000 5.750
(c)
07/01/2060
9,441,460
California Community Housing Agency Aster Apartments RB
Series 2021 A-1 (NR/NR)
9,775,000 4.000
(c)
02/01/2056
8,616,510
California Community Housing Agency Essential Housing Junior
RB Series 2021A-2 (NR/NR)
2,300,000 4.000
(c)
08/01/2050
1,841,228
California Community Housing Agency Essential Housing RB
Series 2021A-1 (NR/NR)
1,825,000 3.000
(c)
02/01/2057
1,272,592
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
6,450,000 4.000
(c)
02/01/2056
5,439,919
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding
for Merced County Tobacco Funding Corp. Series 2020 B
(NR/NR)
$ 1,345,000 5.000%
06/01/2050
$ 1,350,069
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
7,375,000 0.000
(e)
06/01/2055
1,573,298
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
205,000 5.000
06/01/2049
208,772
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-2 (NR/NR)
145,960,000 0.000
(e)
06/01/2055
26,464,256
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
145,220,000 0.000
(e)
06/01/2055
18,541,428
California Enterprise Development Authority RB Refunding for
Rocklin Academy Obligated Group Series 2021 A (NR/BB+)
595,000 4.000
(c)
06/01/2061
497,813
California Health Facilities Financing Authority RB for
Commonspirit Health Series 2020A (A3/A-)
5,705,000 4.000
04/01/2049
5,484,665
California Health Facilities Financing Authority RB for
Commonspirit Health Series 2024A (A3/A-)
4,600,000 5.000
12/01/2054
4,859,020
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital At Stanford 2022
Series A Forward Delivery (A1/NR)
2,525,000 4.000
05/15/2051
2,515,651
California Infrastructure & Economic Development Bank
Brightline West Passenger Rail Project Series RB Series
2020A-1 (NR/NR)
900,000 5.000
(c)
01/01/2055
858,082
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A (Aaa/NR)
11,810,000 3.950
(a)(b)(c)
01/01/2050
11,812,402
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A-3 (NR/NR)
14,435,000 8.000
(a)(b)(c)
01/01/2050
15,007,232
California Municipal Finance Authority Charter School Leave
Revenue Refunding Bonds Series 2022 (NR/BB+)
750,000 5.000
07/01/2052
755,408
3,725,000 5.000
07/01/2062
3,727,433
California Municipal Finance Authority Community Facilities
District Special Tax Bonds for City of Chula Vista Series 2022
(NR/NR)
2,750,000 5.000
09/01/2052
2,806,984
5,250,000 5.000
09/01/2057
5,356,671
California Municipal Finance Authority RB
(California Lutheran University) Series 2018 (Baa1/NR)
225,000 5.000
10/01/2035
234,808
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (A3/BBB+)
3,800,000 5.000
02/01/2042
3,844,449
10,000,000 5.000
02/01/2047
10,061,874

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB for P3 Claremont
Holdings LLC Series 2020 A (NR/NR)
$ 1,135,000 5.000%
(c)
07/01/2052
$ 1,066,724
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
1,510,000 4.000
07/01/2051
1,251,867
1,035,000 4.000
07/01/2055
839,866
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
250,000 5.000
10/01/2034
261,189
300,000 5.000
10/01/2037
312,027
300,000 5.000
10/01/2038
311,103
California Municipal Finance Authority RB Refunding for
Claremont Graduate University Series 2020 B (NR/NR)
1,090,000 5.000
(c)
10/01/2049
1,065,452
1,740,000 5.000
(c)
10/01/2054
1,681,955
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (A2/NR)
14,040,000 4.000
12/31/2047
12,685,014
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
7,395,000 5.000
12/31/2043
7,508,833
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
11,425,000 4.000
07/15/2029
11,413,165
California Pollution Control Financing Authority Solid Waste
Disposal RB for Rialto Bioenergy Facility LLC Project Series
2019 (NR/NR)
26,895,001 7.500
(c)(h)
*
12/01/2040
3,227,400
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
1,325,000 5.000
(c)
07/01/2037
1,329,865
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,355,000 5.000
(c)
07/01/2035
2,610,365
1,730,000 5.000
(c)
07/01/2037
1,893,897
1,750,000 5.000
(c)
07/01/2038
1,904,634
1,200,000 5.000
(c)
11/21/2045
1,267,648
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
12,660,000 5.000
(c)
11/21/2045
12,688,471
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa3/NR)
8,500,000 5.000
(c)
11/21/2045
8,762,137
California Pollution Control Financing Authority
Water Furnishing RR Bonds, Series 2019
550,000 5.000
(c)
07/01/2039
574,981
California Public Finance Authority RB for Excelsior Charter
School Project Series 2020 A (NR/NR)
1,540,000 5.000
(c)
06/15/2050
1,489,968
1,030,000 5.000
(c)
06/15/2055
986,235
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California Public Finance Authority Senior Living Revenue
Refunding Bonds for Enso Village Project Series 2021B1
(NR/NR)
$ 900,000 3.125%
(c)
05/15/2029
$ 883,001
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
4,605,000 6.375
(c)
04/01/2062
4,714,330
California School Finance Authority Charter School RB for
Classical Academies Oceanside Project Series 2022A
(NR/BBB-)
2,055,000 5.000
(c)
10/01/2052
2,058,934
3,250,000 5.000
(c)
10/01/2061
3,213,858
California School Finance Authority Charter School RB for
Classical Academies Vista Project Series 2021 (NR/BBB-)
1,450,000 4.000
(c)
10/01/2046
1,273,263
California School Finance Authority Charter School RB for Harbor
Springs Obligated Group Series 2024A (NR/BB+)
2,235,000 5.500
(c)
07/01/2054
2,323,050
2,200,000 5.625
(c)
07/01/2063
2,284,321
California School Finance Authority Charter School RB for
Hawking Steam Charter School Project Series 2022 (NR/BB+)
1,055,000 5.250
(c)
07/01/2052
1,076,823
745,000 5.375
(c)
07/01/2056
763,178
1,525,000 5.500
(c)
07/01/2062
1,566,504
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
1,800,000 6.500
(c)
06/01/2062
1,878,093
California School Finance Authority Charter School RB for Orange
County Educational Arts Academy Project Series 2023A
(NR/NR)
560,000 5.625
(c)
06/01/2043
573,536
700,000 5.875
(c)
06/01/2053
716,791
California School Finance Authority Charter School RB for River
Springs Charter School Series 2022A (NR/BB+)
2,905,000 5.000
(c)
07/01/2052
2,891,985
4,190,000 5.000
(c)
07/01/2061
4,106,924
California School Finance Authority Charter School RB for Valley
International Preparatory High School Project Series 2022A
(NR/NR)
2,230,000 5.250
(c)
03/01/2062
1,688,378
California School Finance Authority Charter School Refunding
RB Partnerships to Uplift Communities Project Series 2023
(NR/BB+)
500,000 5.250
(c)
08/01/2038
525,742
550,000 5.500
(c)
08/01/2043
583,038
400,000 5.500
(c)
08/01/2047
419,800
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
1,475,000 5.000
(c)
06/01/2064
1,481,065
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
3,500,000 5.000
(c)
10/01/2050
3,508,201
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
2,770,000 5.000
(c)
07/01/2058
2,747,606

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority RB for iLEAD Lancaster
Series 2021 A (ST INTERCEPT) (NR/NR)
$ 600,000 5.000%
(c)
06/01/2051
$ 570,198
2,440,000 5.000
(c)
06/01/2061
2,266,095
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
1,340,000 5.000
(c)
07/01/2045
1,351,589
1,240,000 5.000
(c)
07/01/2055
1,243,562
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
600,000 4.000
(c)
06/01/2041
504,037
700,000 4.000
(c)
06/01/2051
523,198
1,220,000 4.000
(c)
06/01/2061
870,193
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 A (NR/BBB-)
2,420,000 5.000
(c)
07/01/2059
2,370,550
California School Finance Authority RB for VSF School Facilities
No. 1 LLC Series 2020 B (NR/BBB-)
975,000 4.000
(c)
07/01/2045
841,628
California School Finance Authority School Facility Refunding RB
for Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
700,000 5.250
(c)
07/01/2048
709,460
California Statewide Communities Development Authority
500,000 5.000
08/01/2038
509,970
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
1,000,000 5.000
09/01/2053
1,014,063
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
740,000 5.000
09/01/2037
749,068
California Statewide Communities Development Authority
Community Facilities District No. 2018-02 Special Tax for
Improvement Area No. 1 Series 2020 (NR/NR)
2,880,000 7.250
(c)
09/01/2050
2,978,124
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Special Tax for
Improvement Area No. 1 Series 2021 (NR/NR)
3,245,000 4.000
09/01/2051
2,902,578
California Statewide Communities Development Authority
Community Facilities District Special Tax Bonds Series 2022
(NR/NR)
4,500,000 5.000
09/01/2052
4,593,246
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2018
B (NR/BBB+)
575,000 5.000
09/02/2043
588,082
California Statewide Communities Development Authority
Infrastructure Program Special Assessment Bonds Series 2019
A (NR/NR)
1,345,000 5.000
09/02/2039
1,405,729
895,000 5.000
09/02/2044
924,954
California Statewide Communities Development Authority RB
for Lancer Educational Housing LLC Project Series 2019 A
(NR/NR)
375,000 5.000
(c)
06/01/2034
390,047
475,000 5.000
(c)
06/01/2039
484,304
1,340,000 5.000
(c)
06/01/2051
1,341,099
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority RB for
Lancer Plaza Project Series 2013 (NR/NR)
$ 1,875,000 5.875%
11/01/2043
$ 1,877,134
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Obligated Group
Series 2018 A (NR/BB)
10,095,000 5.500
(c)
12/01/2058
10,345,420
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2014A (NR/BB)
18,325,000 5.250
12/01/2044
18,377,475
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
1,600,000 5.000
(c)
12/01/2041
1,616,519
2,080,000 5.000
(c)
12/01/2046
2,094,395
10,030,000 5.250
(c)
12/01/2056
10,108,210
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
3,000,000 4.000
08/01/2045
2,638,221
California Statewide Communities Development Authority RB for
Marin General Hospital Series 2018A (NR/BBB)
175,000 5.000
08/01/2037
179,427
California Statewide Communities Development Authority RB for
NCCD-Hooper Street LLC Project Series 2019 (NR/B)
2,350,000 5.250
(c)
07/01/2039
2,407,001
3,125,000 5.250
(c)
07/01/2049
3,161,942
1,900,000 5.250
(c)
07/01/2052
1,919,950
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
365,000 5.000
08/01/2028
375,883
California Statewide Communities Development Authority RB
Refunding for California Baptist University Series 2017 A
(NR/NR)
935,000 5.000
(c)
11/01/2032
962,319
1,875,000 5.000
(c)
11/01/2041
1,887,450
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
13,765,000 5.500
12/01/2054
13,805,604
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
1,230,000 4.000
09/02/2050
1,043,141
California Statewide Communities Development Authority Special
Assessment Bonds Series 2018 C (NR/NR)
3,245,000 5.000
09/02/2038
3,372,099
California Statewide Communities Development Authority Special
Assessment Series 2021 A (NR/NR)
1,990,000 4.000
09/02/2051
1,713,477
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
1,525,000 5.250
09/01/2052
1,582,215
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018B (NR/BBB+)
1,040,000 5.000
09/02/2048
1,056,380

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority
Statewide Community Infrastructure Program RB Series
2018C (NR/NR)
$ 2,960,000 5.000%
09/02/2048
$ 3,019,000
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
3,075,000 5.000
05/15/2047
3,109,826
California Statewide Financing Authority Tobacco Settlement RB
Capital Appreciation for Turbo Pooled Program Series 2006 B
(NR/NR)
36,600,000 0.000
(e)
06/01/2046
6,118,920
Capistrano Unified School District Special Tax for Capital
Appreciation Series 2005 (NATL) (Baa2/NR)
7,000,000 0.000
(e)
09/01/2033
4,774,829
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
190,000 3.000
09/01/2037
161,398
195,000 3.000
09/01/2038
161,089
205,000 3.000
09/01/2039
165,405
210,000 3.000
09/01/2040
165,929
715,000 3.125
09/01/2044
549,211
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2051
821,808
City & County of San Francisco Special Tax District No. 2020-1
for Mission Rock Facilities and Services Series 2021 A
(NR/NR)
1,500,000 4.000
(c)
09/01/2051
1,256,107
City and County of San Francisco Special Tax District No. 2020-1
1,345,000 5.750
(c)
09/01/2053
1,437,979
City and County of San Francisco Special Tax District No. 2020-1
1,650,000 5.750
(c)
09/01/2053
1,776,740
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
1,050,000 5.000
09/01/2053
1,070,550
City of Beaumont Community Facilities District No. 2016-3
Special Tax Bonds for Sundance Series 2023 (NR/NR)
900,000 5.000
09/01/2053
919,352
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
2,700,000 5.375
09/01/2052
2,818,389
City of Dublin, Community Facilities District No. 2015-1
1,150,000 5.375
09/01/2051
1,188,379
City of Fairfield Community Facilities District No. 2019-1 for
Improvement Area No. 1 Series 2020 A (NR/NR)
850,000 5.000
09/01/2050
865,437
City of Fremont Community Facilities District No. 1 Special Tax
for Pacific Commons Series 2015 (NR/NR)
3,000,000 5.000
09/01/2045
3,017,830
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series F (Aa3/AA-)
4,500,000 4.000
05/15/2049
4,249,974
City of Los Angeles Department of Airports International Airport
Subordinate RB 2023 Series A (Aa3/AA-)
450,000 4.125
05/15/2043
445,370
City of Oroville RB for Oroville Hospital Series 2019 (NR/NR)
1,900,000 5.250
04/01/2034
1,387,303
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
City of Oroville RB for Oroville Hospital Series 2019
(NR/NR) – (continued)
$ 3,565,000 5.250%
04/01/2039
$ 2,571,589
16,065,000 5.250
04/01/2049
11,581,053
11,685,000 5.250
04/01/2054
8,363,645
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Bonds Series 2024 (NR/NR)
600,000 5.000
09/01/2049
616,003
525,000 5.000
09/01/2053
536,289
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
425,000 3.000
09/01/2031
389,332
450,000 4.000
09/01/2041
415,118
550,000 4.000
09/01/2051
472,108
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
1,700,000 4.000
09/02/2037
1,633,976
City of Palo Alto Limited Obligation Refunding Improvement
Bonds for University Avenue Area off-Street Parking
Assessment District Series 2012 (NR/A-)
540,000 5.000
09/02/2030
541,641
City of Rancho Cordova Sunridge Anatolia Community Facilities
District Special Tax Bonds Series 2016 (NR/NR)
500,000 4.000
09/01/2029
500,715
City of Roseville Special Tax Bonds for Creekview Community
Facilities District No. 1 Series 2023 (NR/NR)
1,650,000 5.250
09/01/2053
1,709,989
City of Roseville Special Tax The Ranch at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
350,000 4.000
09/01/2035
342,990
375,000 4.000
09/01/2040
353,123
425,000 4.000
09/01/2045
381,349
950,000 4.000
09/01/2050
820,020
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
475,000 4.000
09/01/2045
416,420
City of Sacramento Natomas Meadows Community Facilities
District No. 2007-01 Special Tax Bonds for Improvement Area
No. 1 Series 2017 (NR/NR)
280,000 5.000
(c)
09/01/2032
288,880
700,000 5.000
(c)
09/01/2037
722,075
1,745,000 5.000
(c)
09/01/2047
1,770,278
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
2,000,000 5.000
05/01/2049
2,041,296
City of San Francisco Improvement Area Community Facilities
District Special Tax Bonds Series 2021 (NR/NR)
925,000 4.000
09/01/2046
832,117
City of San Jose, California Airport Revenue Refunding Bonds
Series 2017A (A2/A)
4,310,000 5.000
03/01/2047
4,360,995
CMFA Special Finance Agency Essential Housing RB Seres
2021A-1 (NR/NR)
4,465,000 3.000
(c)
12/01/2056
3,231,644
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
5,500,000 3.000
(c)
08/01/2056
3,901,695

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Community Facilities District No. 2016-1 of The Root Creek Water
District Improvement Area No. 2 Special Tax Bonds Series
2023 (NR/NR)
$ 1,600,000 5.000%
09/01/2053
$ 1,634,404
Community Facilities District No. 2023-1 of The County of Orange
(Rienda Phase 2B) 2023 Series A Special Tax Bonds (NR/NR)
1,260,000 5.500
08/15/2053
1,333,282
County of El Dorado CA Community Facilities District No. 2018-1
Bass Lake Hills Special Tax Bonds Series 2019 (NR/NR)
2,600,000 5.000
09/01/2044
2,648,698
200,000 4.000
09/01/2045
183,712
County of Los Angeles Community Facilities District Special Tax
Bonds Series 2022 (NR/NR)
2,775,000 5.000
09/01/2052
2,832,502
County of San Diego Community Facilities District No. 2008-01
Special Tax Series 2020 A (NR/NR)
695,000 3.000
09/01/2050
484,872
CSCDA Community Improvement Authority Essential Housing RB
Series 2021A-2 (NR/NR)
11,225,000 3.000
(c)
12/01/2056
8,124,345
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
6,725,000 3.600
(c)
05/01/2047
5,754,716
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-2 (NR/NR)
900,000 3.250
(c)
04/01/2057
674,086
Denair California Unified School District GO Bonds Capital
Appreciation Election 2001 Series 2003 B (NATL) (Baa2/A-)
1,305,000 0.000
(e)
08/01/2027
1,161,779
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
11,895,000 4.000
05/15/2051
11,143,086
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
7,955,000 4.000
05/15/2049
7,513,009
Dublin Unified School District GO Bonds Election of 2020 Series
B (Aa1/AA+)
15,000,000 4.250
08/01/2053
15,248,809
East Garrison Public Finance Authority Special Tax for East
Garrison Project Series 2019 (NR/NR)
445,000 3.125
09/01/2044
339,604
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
1,000,000 4.000
01/15/2046
972,407
El Rancho California Unified School District GO Bonds Capital
Appreciation Election 2003 Series 2007 (NATL) (Baa2/NR)
5,400,000 0.000
(e)
08/01/2032
4,023,343
Fairfield COPS Capital Appreciation for Water Financing Series
2007 A (AGC) (NR/AA)
4,180,000 0.000
(e)
04/01/2029
3,523,618
Folsom Cordova Unified School District No. 4 GO for School
Facilities Improvement Capital Appreciation for Election of
2006 Series 2007 A (NATL) (Aa2/AA-)
3,460,000 0.000
(e)
10/01/2032
2,596,026
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Foothill/Eastern Transportation Corridor Agency toll Road RB
Refunding Capital Appreciation Senior Lien Series 2015 A
(AGM) (A1/AA)
$ 10,000,000 0.000%
(e)
01/15/2035
$ 6,805,222
Foothill/Eastern Transportation Corridor Agency Toll Road RB
Refunding RMKT 08/24/17 Series 2013 B Subseries B-1
(Baa1/A)
22,010,000 3.950
01/15/2053
20,485,838
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
16,310,000 3.850
06/01/2050
15,296,762
Golden State tobacco Securitization Corp. tobacco Settlement
Asset Backed Bonds Series 2022A-1 (NR/BBB+)
5,375,000 5.000
06/01/2051
5,568,743
Golden State tobacco Securitization Settlement Corp ABS Bond
Series 2021B-2 (NR/NR)
130,250,000 0.000
(e)
06/01/2066
14,479,228
Golden Valley Unified School District Financing Authority RB for
Golden Valley Unified School District Community Facilities
District No. 2017-1 Series 2021 A (NR/NR)
250,000 4.000
09/01/2046
220,507
750,000 4.000
09/01/2056
624,682
Improvement Area 3 of The City of Stockton Community Facilities
District No. 2018-2 Westlake Villages II Special Tax Bonds
Series 2024 (NR/NR)
650,000 5.000
09/01/2054
664,172
Improvement Area B of The City of Fillmore Community Facilities
District No. 5, Heritage Valley Parks Special Tax Bonds Series
2023 (NR/NR)
3,500,000 5.000
09/01/2053
3,575,258
Improvement Area No. 1 of California Municipal Finance
Authority Community Facilities District No. 2023-5 Special
Tax Bonds, Series 2023 (NR/NR)
1,000,000 5.500
09/01/2048
1,068,244
1,000,000 5.625
09/01/2053
1,067,594
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
100,945,000 0.000
(e)
06/01/2036
46,429,865
Inland Empire tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-2
(NR/CCC)
51,235,000 0.000
(e)
06/01/2047
11,038,407
Inland Empire tobacco Securitization Authority RB Turbo
Asset-Backed Bonds for Capital Appreciation Series 2007 D
(NR/CCC)
290,580,000 0.000
(e)
06/01/2057
24,395,005
Irvine Unified School District Community Facilities District
Special Tax Bonds Series 2017 D (NR/NR)
4,600,000 5.000
03/01/2057
4,667,356
Lemoore Redevelopment Agency Tax Allocation for Lemoore
Redevelopment Project Series 2011 (NR/A-)
75,000 6.625
08/01/2024
75,136
Lodi Unified School District GO Bonds Series 2021 (Aa2/NR)
3,700,000 3.000
08/01/2046
3,046,681
Los Angeles County GO Bonds for Westside Union School District
Election Series 2008 B (Aa2/AA-)
49,925,000 0.000
(e)
08/01/2050
14,463,218

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
$ 2,125,000 3.000%
12/01/2050
$ 1,673,304
Merced-Union High School District Election of 2008 GO Bonds
Series 2011 C (Aa3/NR)
3,760,000 0.000
(e)
08/01/2035
2,523,275
M-S-R Energy Authority Gas RB Series 2009 A (NR/BBB+)
12,950,000 6.500
11/01/2039
16,410,451
M-S-R Energy Authority Gas RB Series 2009 B (NR/BBB+)
3,000,000 6.500
11/01/2039
3,801,649
M-S-R Energy Authority Gas RB Series 2009 C (NR/BBB+)
8,200,000 6.125
11/01/2029
8,647,090
20,315,000 6.500
11/01/2039
25,743,499
Mt. Diablo Unified School District GO Bonds Capital Appreciation
for Election of 2010 Series 2010 A (AGM) (Aa3/AA)
5,000,000 5.500
08/01/2030
5,112,433
New Haven Unified School District GO Refunding Bonds for
Capital Appreciation Series 2009 (AGC) (Aa2/AA)
860,000 0.000
(e)
08/01/2025
829,077
1,105,000 0.000
(e)
08/01/2026
1,029,817
5,550,000 0.000
(e)
08/01/2030
4,512,077
7,855,000 0.000
(e)
08/01/2032
5,932,014
7,000,000 0.000
(e)
08/01/2034
4,891,502
Orange County California Community Facilities District No.
2015-1 Village of Esencia Special Tax Bonds Series 2015 A
(NR/NR)
1,000,000 5.250
08/15/2045
1,008,544
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
200,000 5.000
08/15/2028
209,943
Palomar Pomerado Health GO Bonds Capital Appreciation for
Election of 2004 Series 2009 A (AGC) (A1/AA)
10,750,000 7.000
08/01/2038
12,263,581
Poway Unified School District GO Bonds Capital Appreciation for
School Facility Improvement Series 2011 B (Aa2/AA-)
1,300,000 0.000
(e)
08/01/2040
687,471
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
900,000 3.000
09/01/2032
829,593
820,000 3.000
09/01/2033
749,252
750,000 3.000
09/01/2034
679,634
Rancho Cordova Community Facilities District No. 2018-1 Special
Tax for Grantline 208 Series 2019 (NR/NR)
400,000 5.000
09/01/2049
408,575
Rialto Unified School District County of San Bernardino,
California GO Bonds, Election of 2022, Series 2023
(BAM) (Aa3/AA)
4,000,000 4.000
08/01/2052
3,978,076
Rialto Unified School District GO Election of 2010 Series 2011 A
(AGM) (Aa3/AA)
6,200,000 0.000
(e)
08/01/2036
3,756,897
River Islands Public Financing Authority CFD Improvement Area
Subordinate Special Tax Refunding Bonds Series 2022B-1
(NR/NR)
2,775,000 5.250
09/01/2047
2,892,259
3,875,000 5.000
09/01/2052
3,955,295
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
$ 2,220,000 0.000%
(e)
10/01/2033
$ 1,558,755
2,220,000 0.000
(e)
10/01/2035
1,445,078
1,840,000 0.000
(e)
10/01/2037
1,091,120
5,100,000 0.000
(e)
10/01/2038
2,850,561
8,425,000 0.000
(e)
10/01/2039
4,456,710
13,395,000 0.000
(e)
10/01/2040
6,684,149
7,275,000 0.000
(e)
10/01/2041
3,430,431
6,360,000 0.000
(e)
10/01/2042
2,847,767
San Bernardino City Unified School District GO Bonds
Capital Appreciation for Election of 1999 Series 2003 C
(NATL) (A1/A+)
1,420,000 0.000
(e)
08/01/2025
1,364,578
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
1,755,000 5.000
07/01/2046
1,833,357
2,165,000 5.000
07/01/2056
2,237,763
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (AMT) (A2/NR)
6,080,000 5.000
07/01/2051
6,311,368
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(e)
07/01/2043
418,464
San Diego Unified School District GO Refunding Bonds Series
2012 R-1 (Aa2/AA-)
10,000,000 0.000
(e)
07/01/2030
8,197,150
3,305,000 0.000
(e)
07/01/2031
2,617,315
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (Ba2/NR)
1,370,000 4.000
08/01/2032
1,227,839
1,560,000 4.000
08/01/2033
1,372,229
1,680,000 4.000
08/01/2034
1,461,413
1,810,000 4.000
08/01/2035
1,555,763
1,945,000 4.000
08/01/2036
1,648,041
San Juan Unified School District GO Bonds for Capital
Appreciation Series 2000 (NATL) (Aa2/A+)
1,595,000 0.000
(e)
08/01/2025
1,536,177
Santa Monica Redevelopment Agency Tax Allocation for
Earthquake Recovery Redevelopment Project Series 2011
(NR/AA)
2,000,000 5.000
07/01/2042
2,001,961
Silicon Valley tobacco Securitization Authority tobacco Settlement
ABS Series 2007D (NR/NR)
27,250,000 0.000
(e)
06/01/2056
2,575,836
Silicon Valley tobacco Securitization Authority tobacco Settlement
Asset Backed RB Series 2007 C (NR/NR)
91,400,000 0.000
(e)
06/01/2056
9,472,751
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements Series 2012 B (NR/NR)
4,000,000 5.250
09/01/2042
4,003,112
Tejon Ranch Public Facilities Financing Authority Special Tax
for Community Facilities District No. 2008-1 Series 2020
(NR/NR)
4,750,000 4.000
09/01/2050
4,157,012

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
California – (continued)
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 B-2 (NR/NR)
$ 9,510,000 0.000%
(e)
06/01/2054
$ 1,857,813
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
2,155,000 5.000
10/01/2049
2,191,582
Tustin California Community Facilities District No. 2014-1 Tustin
Legacy/Standard Pacific Special Tax Bonds Series 2015 A
(NR/NR)
750,000 5.000
09/01/2040
756,704
West Patterson Financing Authority California  Community
Facilities Villages of Patterson Special Tax Bonds Series 2024
(NR/NR)
780,000 4.625
09/01/2049
763,635
2,435,000 5.000
09/01/2054
2,483,902
William S. Hart Union High School District GO Bonds Capital
Appreciation 2008 Election Series B (AGM) (Aa2/AA)
8,360,000 0.000
(e)
08/01/2034
5,894,176
Yosemite Community College District GO Bonds Election of 2004
Series 2010 D (Aa2/AA-)
19,135,000 0.000
(g)
08/01/2042
16,027,709
992,438,044
Colorado - 5.3%
Allison Valley Metropolitan District No. 2 GO Refunding Bonds
Series 2020 (NR/NR)
1,575,000 4.700
12/01/2047
1,335,240
Amber Creek Metropolitan District GO Refunding & Improvement
Bonds Series 2017 A (NR/NR)
595,000 5.000
12/01/2037
548,645
613,000 5.125
12/01/2047
541,890
Arista Metropolitan District In The City and County of Broomfield,
Colorado Subordinate Limited Tax GO and Special RR and
Improvement Bonds Series 2023B (NR/NR)
2,260,000 8.250
12/15/2039
2,332,722
Aurora Crossroads Metropolitan District No. 2 GO Bonds Series
2020 B (NR/NR)
4,000,000 7.750
12/15/2050
3,819,186
Banning Lewis Ranch Metropolitan District No. 8 GO Bonds
Series 2021 (NR/NR)
4,000,000 4.875
(c)
12/01/2051
3,142,095
Banning Lewis Ranch Regional Metropolitan District No. 2 GO
Bonds Series 2021 (NR/NR)
4,690,000 5.750
12/01/2051
4,247,834
Belford North Metropolitan District GO Bonds Series 2020 A
(NR/NR)
3,250,000 5.500
12/01/2050
2,993,809
Belford North Metropolitan District GO Bonds Series 2020 B
(NR/NR)
6,000,000 8.500
12/15/2050
5,750,318
Bella Mesa Metropolitan District GO Convertible Capital
Appreciation Bonds Series 2020 A (NR/NR)
1,930,000 0.000
(c)(g)
12/01/2049
1,759,861
Bent Grass Metropolitan District Refunding GO Bonds Series 2020
(NR/NR)
1,185,000 5.250
(c)
12/01/2049
1,140,460
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Board of Trustees of The Colorado School of Mines
Institutional Enterprise RB Series 2024A
(ST HGR ED INTERCEPT PROG) (Aa2/AA)
$ 21,250,000 4.000%
12/01/2049
$ 20,858,647
Brighton Crossing Metropolitan District No. 4 Limited Tax GO
Bonds Subordinate Series 2017 B (NR/NR)
670,000 7.000
12/15/2047
635,937
Brighton Crossing Metropolitan District No. 6 Limited Tax GO
Bonds Series 2020A(3) (NR/NR)
3,835,000 5.000
12/01/2050
3,392,387
Buffalo Highlands Metropolitan District GO Bonds Series 2018 A
(NR/NR)
2,250,000 5.375
12/01/2048
2,223,654
Canyon Pines Metropolitan District Special Improvement District
No. 1 Special Assessment Bond Series 2021 A-2 (NR/NR)
11,500,000 3.750
12/01/2040
9,106,299
Canyons Metropolitan District No. 5 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,750,000 6.000
12/01/2037
1,751,175
4,000,000 6.125
12/01/2047
4,006,546
Canyons Metropolitan District No. 5 GO Refunding &
Improvement Bonds Series 2017 A (NR/NR)
2,000,000 6.125
12/01/2047
2,001,396
Cascade Ridge Metropolitan District GO Bonds Series 2021
(NR/NR)
2,500,000 5.000
12/01/2051
2,187,458
Castleview Metropolitan District LT GO Bonds Series 2021A3
(NR/NR)
4,220,000 5.000
12/01/2050
3,500,347
Chambers Highpoint Metropolitan District No. 2 GO Bonds Series
2021 (NR/NR)
835,000 5.000
12/01/2051
692,106
Cherry Creek South Metropolitan District Lt Go Bonds Series 2021
(NR/NR)
9,400,000 6.000
12/01/2051
7,876,165
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
2,575,000 5.350
12/01/2050
2,372,215
City and County of Denver, Colorado, For and On Behalf of Its
Department of Aviation Airport System RB Series 2022A
(AMT) (Aa3/AA-)
1,915,000 5.000
11/15/2047
1,999,894
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
7,000,000 4.000
12/01/2043
6,811,375
Cloverleaf Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
1,825,000 6.000
12/01/2051
1,843,402
Colorado Bridge and Tunnel Enterprise Senior Infrastructure RB
Series 2024A (AGM) (A1/AA)
1,500,000 5.250
12/01/2049
1,658,413
6,000,000 5.500
12/01/2054
6,772,425
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
2,075,000 4.000
10/01/2061
1,636,683
Colorado Educational & Cultural Facilities Authority RB for Aspen
View Academy, Inc. Series 2021 (Baa3/NR)
475,000 4.000
05/01/2051
414,527
1,000,000 4.000
05/01/2061
838,800

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Educational & Cultural Facilities Authority
RB for Vega Collegiate Academy Series 2021 A
(ST INTERCEPT) (Ba2/NR)
$ 900,000 5.000%
(c)
02/01/2051
$ 851,889
2,335,000 5.000
(c)
02/01/2061
2,158,666
Colorado Educational & Cultural Facilities Authority RB
Refunding for Rocky Mountain Classical Academy Project
Series 2019 (Ba1/NR)
6,000,000 5.000
(c)
10/01/2059
5,722,801
Colorado Educational and Cultural Facilities Authority Charter
School RB for James Irwin Educational Foundation Project
Series 2022 (NR/BBB)
1,580,000 5.000
09/01/2057
1,589,767
1,955,000 5.000
09/01/2062
1,960,559
Colorado Educational and Cultural Facilities Authority Charter
School RB for Mountain Phoenix Community School Project
Series 2023 (NR/NR)
4,355,000 6.250
(c)
07/01/2053
4,442,089
Colorado Educational and Cultural Facilities Authority Charter
School RB Refunding for Rocky Mountain Classical Academy
Project Series 2019 (Ba1/NR)
6,140,000 5.000
(c)
10/01/2049
5,993,255
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools Inc.
Series 2024A (NR/BB)
3,500,000 5.800
(c)
04/01/2054
3,638,324
2,050,000 5.750
(c)
04/01/2059
2,112,286
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
3,245,000 6.000
07/01/2036
3,239,510
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
2,055,000 6.000
07/01/2031
2,024,373
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
2,500,000 5.250
11/01/2052
2,662,435
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2024A (A3/A-)
4,600,000 5.250
12/01/2054
4,958,790
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
2,650,000 4.000
09/01/2050
2,543,351
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
33,381,200 5.000
(a)
07/01/2057
25,743,184
Colorado Health Facilities Authority RB Refunding for Christian
Living Neighborhoods Obligated Group Series 2021 (NR/NR)
950,000 4.000
01/01/2042
829,977
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
2,135,000 3.250
08/01/2049
1,674,219
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
900,000 5.000
12/31/2051
900,649
9,680,000 5.000
12/31/2056
9,682,003
Colorado Springs Urban Renewal Authority RB for Canyon Creek
Project Series 2018 A (NR/NR)
3,000,000 5.750 *
12/01/2047
2,480,649
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Conestoga Metropolitan District LT GO Refunding & Improvement
Bonds Series 2021A3 (NR/NR)
$ 850,000 5.250%
12/01/2051
$ 775,356
Constitution Heights Metropolitan District GO Refunding Bonds
Series 2020 (NR/NR)
1,760,000 5.000
12/01/2049
1,666,301
Copper Ridge Metropolitan District RB Series 2019 (NR/NR)
6,615,000 5.000
12/01/2039
6,319,948
1,750,000 5.000
12/01/2043
1,623,707
Copperleaf Metropolitan District GO LT Bonds Series 2021
(NR/NR)
3,600,000 4.875
12/01/2051
2,920,522
Copperleaf Metropolitan District No. 6 Arapoe County Subordinate
LT GO Bonds Series 2022B (NR/NR)
725,000 6.000
12/15/2041
712,022
Cornerstar Metropolitan District GO Refunding Bonds Series 2017
A (NR/NR)
1,000,000 5.125
12/01/2037
1,000,356
2,100,000 5.250
12/01/2047
2,067,059
Creekside Village Metropolitan District GO Bonds Series 2019 A
(NR/NR)
3,261,000 5.000
12/01/2049
3,061,660
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Senior Bonds Series 2021A
(NR/NR)
2,045,000 5.500
(c)
12/01/2039
1,772,188
5,790,000 5.750
(c)
12/01/2049
4,895,459
Creekwalk Marketplace Business Improvement District LT
Supported & Special Revenue Subordinate Bonds Series
2021B (NR/NR)
2,350,000 8.000
(c)
12/15/2049
2,082,865
Creekwalk Marketplace Business Improvement District RB Series
2019 A (NR/NR)
5,490,000 5.500
(c)
12/01/2039
4,757,611
10,900,000 5.750
(c)
12/01/2049
9,215,976
Creekwalk Marketplace Business Improvement District RB Series
2019 B (NR/NR)
2,370,000 8.000
(c)
12/15/2049
2,100,591
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
34,160,000 5.000
10/01/2032
34,163,351
Denver Convention Center Hotel Authority RB Refunding Series
2016 (Baa2/BBB-)
665,000 5.000
12/01/2030
679,570
2,500,000 5.000
12/01/2032
2,552,043
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
325,000 5.000
12/01/2031
332,009
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
1,825,000 4.000
12/01/2038
1,682,768
1,690,000 5.000
12/01/2048
1,621,232
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
7,200,000 5.000
(c)
12/01/2034
7,381,505
7,300,000 4.000
(c)
12/01/2035
6,819,572
7,300,000 4.000
(c)
12/01/2036
6,747,276
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
415,000 5.000
12/01/2030
427,315

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Denver Health & Hospital Authority RB Series 2019 A
(NR/BBB) – (continued)
$ 950,000 4.000%
12/01/2040
$ 852,239
Dinosaur Ridge Metropolitan District RB Refunding and
Improvement Bonds Series 2019 A (NR/NR)
3,925,000 5.000
06/01/2049
3,839,037
E-470 Public Highway Authority RB Refunding Capital
Appreciation Series 2006 B (NATL) (A1/A+)
3,000,000 0.000
(e)
09/01/2039
1,425,467
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
15,000,000 0.000
(e)
09/01/2028
12,859,104
4,120,000 0.000
(e)
09/01/2034
2,774,816
E-470 Public Highway Authority RB Series 2010 A (A1/A+)
20,000,000 0.000
(e)
09/01/2040
10,052,464
Eagle Brook Meadows Metropolitan District No. 3 GO Bonds
Series 2021 (NR/NR)
1,600,000 5.000
12/01/2051
1,423,550
El Paso County Waterview II Metropolitan LT GO Bonds Series
2022A (NR/NR)
2,000,000 5.000
12/01/2051
1,891,242
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
2,950,000 5.550
(c)
12/01/2047
3,022,039
First Creek Village Metropolitan District GO Bonds Series 2019 A
(Baa3/NR)
1,580,000 5.000
08/01/2049
1,570,839
First Creek Village Metropolitan District GO Bonds Series 2019 B
(NR/NR)
515,000 6.750
08/01/2049
516,836
Four Corners Business Improvement District LT Supported RB
Series 2022 (NR/NR)
2,500,000 6.000
12/01/2052
2,547,627
Glen Metropolitan District GO LT Bonds Series 2021 (NR/NR)
2,370,000 4.250
12/01/2051
1,807,195
Greenspire Metropolitan District GO LT Bonds Series 2022
(NR/NR)
1,430,000 5.125
12/01/2051
1,310,784
Hidden Creek Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,140,000 4.625
(c)
12/01/2045
929,468
High Plains Metropolitan District GO Refunding Bonds Series
2017 (NATL) (A2/NR)
3,680,000 4.000
12/01/2047
3,578,539
Highlands Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
570,000 5.000
12/01/2051
484,881
Hunters Overlook Metropolitan District No. 5 GO Bonds Series
2019 A (NR/NR)
2,000,000 5.000
12/01/2049
1,877,743
Jay Grove Metropolitan District GO Bonds Series 2021 (NR/NR)
1,225,000 4.250
12/01/2051
947,574
Jefferson Center Metropolitan District No. 1 RB Series 2020 A-2
(B1/NR)
580,000 4.125
12/01/2040
529,577
900,000 4.375
12/01/2047
820,761
Johnstown Farms East Metropolitan District GO LT Bonds Series
2021 (NR/NR)
1,000,000 5.000
12/01/2051
867,752
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Johnstown Plaza Metropolitan District LT GO Refunding and
Improvement Bonds Series 2022 (NR/NR)
$ 12,627,000 4.250%
12/01/2046
$ 11,055,601
Johnstown Village Metropolitan District No. 2 GO Bonds Series
2020 A (NR/NR)
1,980,000 5.000
12/01/2050
1,734,685
Jones District Community Authority Board RB for Convertible
Capital Appreciation Bonds Series 2020 (NR/NR)
7,800,000 0.000
(g)
12/01/2050
7,171,645
Kremmling Memorial Hospital District  Certificates of
Participation Series 2024 (NR/NR)
11,000,000 6.625
(c)
12/01/2056
10,573,388
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 A
(NR/NR)
4,190,000 5.000
12/01/2049
4,022,926
Lanterns Metropolitan District No. 1 GO Bonds Series 2019 B
(NR/NR)
683,000 7.750
12/15/2049
658,639
Ledge Rock Center Residential Metropolitan District No. 1 in The
Town of Johnstown Weld County Colorado LT GO Bonds
Series 2024A (NR/NR)
3,550,000 6.375
12/01/2054
3,606,563
Lochbuie Station Residential Metropolitan District GO Bonds
Series 2020 A (NR/NR)
1,180,000 5.750
12/01/2050
1,180,573
Loretto Heights Community Authority RB Series 2021 (NR/NR)
4,500,000 4.875
12/01/2051
3,611,422
Meadowlark Metropolitan District GO Bonds Series 2020 A
(NR/NR)
525,000 4.875
12/01/2040
530,153
750,000 5.125
12/01/2050
758,090
Meridian Ranch Metropolitan District GO LT Bonds Series 2022
(NR/NR)
2,925,000 6.750
12/01/2052
2,962,918
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 A
(NR/NR)
2,665,000 5.000
12/01/2049
2,650,964
Mirabelle Metropolitan District No. 2 GO Bonds Series 2020 B
(NR/NR)
1,473,000 7.375
12/15/2049
1,424,398
Morgan Hill Metropolitan District GO LT Refunding &
Improvement Bonds Senior Series 2021A (NR/NR)
2,900,000 4.000
12/01/2051
2,290,667
Mountain Sky Metropolitan District GO Bonds Series 2020 A
(NR/NR)
980,000 5.000
12/01/2049
912,454
Muegge Farms Metropolitan District No. 1 GO Bonds Series 2021
(NR/NR)
3,225,000 5.000
12/01/2051
2,802,367
Mulberry Metropolitan District LT GO Bonds Series 2022A
(NR/NR)
2,550,000 7.000
12/01/2052
2,626,830
Murphy Creek Metropolitan District GO LT Bonds Series 2021
(NR/NR)
12,788,000 5.000
12/01/2051
11,081,510
Murphy Creek Metropolitan District GO LT Bonds Series 2022A
(NR/NR)
2,140,000 6.000
12/01/2052
2,146,529

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Nexus North at DIA Metropolitan District GO Bonds Series 2021
(NR/NR)
$ 1,140,000 5.000%
12/01/2051
$ 1,002,577
Nine Mile Metropolitan District In The Town of Erie Boulder
County RB Series 2020 (NR/NR)
5,760,000 5.125
12/01/2040
5,798,913
North Holly Metropolitan District Limited Tax GO Bonds Series
2018 A (NR/NR)
1,260,000 5.500
12/01/2048
1,251,227
North Range Metropolitan District No. 2 GO Refunding Bonds
Series 2017 A (NR/NR)
3,180,000 5.625
12/01/2037
3,183,238
7,855,000 5.750
12/01/2047
7,866,372
North Range Metropolitan District Subordinate LT GO Special RB
Series 2017B (NR/NR)
2,322,000 7.750
12/15/2047
2,325,322
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
350,000 4.000
12/01/2032
343,149
340,000 4.000
12/01/2033
331,659
190,000 4.000
12/01/2034
184,590
550,000 4.000
12/01/2036
529,084
215,000 4.000
12/01/2038
201,167
Palisade Metropolitan District No. 2 GO Refunding Limited Tax
Bonds Series 2019 (NR/NR)
4,711,000 7.250
12/15/2049
4,440,764
Palisade Park West Metropolitan District GO Bonds Series 2019 A
(NR/NR)
1,500,000 5.125
12/01/2049
1,431,962
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 A (NR/NR)
2,140,000 5.000
12/01/2040
2,051,590
3,335,000 5.250
12/01/2050
3,090,848
Parkdale Community Authority for Parkdale Metropolitan District
No. 1 Series 2020 B (NR/NR)
1,924,000 7.750
12/15/2050
1,794,127
Parkdale Community Authority Limited Tax Supported Convertible
Capital Appreciation RB Series 2024A (NR/NR)
5,170,000 0.000
(c)(g)
12/01/2053
3,904,895
Parkdale Community Authority Subordinate Limited Tax Supported
RB Series 2024B (NR/NR)
1,392,000 9.000
(c)
12/15/2053
1,382,594
Patriot Park Metropolitan District No. 2 GO Bonds Series 2021
(NR/NR)
1,011,000 4.300
12/01/2050
835,142
Pinon Pines Metropolitan District No. 2 GO Bonds Series 2020
(NR/NR)
1,200,000 5.000
12/01/2050
1,103,697
Plaza Metropolitan District No. 1 RB Refunding Series 2013
(NR/NR)
1,000,000 5.000
(c)
12/01/2040
992,030
Pomponio Terrace Metropolitan District GO Bonds Series 2019 A
(NR/NR)
796,000 5.000
12/01/2049
758,915
Powhaton Community Authority LT Supported RB Series 2021
(NR/NR)
5,460,000 5.000
12/01/2051
4,764,193
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
District Improvements RB Series 2024B (NR/NR)
$ 1,000,000 5.875%
12/15/2046
$ 1,068,538
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
1,600,000 5.875
12/15/2046
1,709,661
Prairie Center Metropolitan District No. 3 Limited Property Tax
Supported RB Refunding Series 2017 A (NR/NR)
6,500,000 5.000
(c)
12/15/2041
6,525,730
Prairie Center Metropolitan District No. 7 GO Bonds Series 2020
(NR/NR)
725,000 4.875
12/15/2044
644,302
Pueblo Urban Renewal Authority Tax Allocation Series 2021 A
(NR/NR)
5,400,000 4.750
(c)
12/01/2045
3,668,248
Pueblo Urban Renewal Authority Tax Allocation Series 2021 B
(NR/NR)
150,000 0.000
(c)(e)
12/01/2025
136,069
Raindance Metropolitan District No. 2 GO Bonds Series 2019 A
(NR/NR)
9,930,000 5.000
12/01/2049
9,271,278
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
1,750,000 4.000
12/01/2051
1,343,525
Reunion Metropolitan District RB Series 2021 A (NR/NR)
2,160,861 3.625
12/01/2044
1,656,370
Ridgeline Vista Metropolitan District GO Bonds Series 2021 A
(NR/NR)
1,000,000 5.250
12/01/2060
833,893
Ritoro Metropolitan District GO Bonds Series 2019 A (NR/NR)
1,150,000 5.000
12/01/2049
1,097,960
Riverview Metropolitan District GO Refunding Bonds Series 2021
(NR/NR)
500,000 5.000
12/01/2051
440,342
RRC Metropolitan District LT GO Bonds Series 2021 (NR/NR)
5,125,000 5.250
12/01/2051
4,457,818
Sabell Metropolitan District GO Bonds Series 2020 A (NR/NR)
1,055,000 5.000
(c)
12/01/2050
962,206
Second Creek Farm Metropolitan District No. 3 GO Bonds Series
2019 A (NR/NR)
3,450,000 5.000
12/01/2039
3,380,738
5,695,000 5.000
12/01/2049
5,346,873
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
9,375,000 5.250
12/01/2051
8,321,281
Settler's Crossing Metropolitan District No. 1 GO Bonds Series
2020 A (NR/NR)
2,200,000 5.000
(c)
12/01/2040
2,199,486
1,625,000 5.125
(c)
12/01/2050
1,601,958
Sky Ranch Community Authority Board District No. 1 RB Senior
Lien Series 2019 A (NR/NR)
1,453,000 5.000
12/01/2049
1,437,130
Sky Ranch Community Authority Board LT Support District Bonds
Series 2022A (NR/NR)
4,345,000 5.750
12/01/2052
4,221,500

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
$ 750,000 4.000%
12/01/2044
$ 718,869
2,210,000 3.000
12/01/2049
1,658,529
South Timnath Metropolitan District No. 1 GO Limited
Subordinate Tax Bonds Series 2019 B (NR/NR)
2,208,000 8.000
12/15/2048
1,940,066
South Timnath Metropolitan District No. 1 GO Limited Taxable
Bonds Series 2019 A (NR/NR)
500,000 5.500
12/01/2048
428,333
Southlands Metropolitan District No. 1 GO Refunding Bonds
Series 2017A-1 (Ba1/NR)
1,750,000 5.000
12/01/2047
1,724,254
St. Vrain Lakes Metropolitan District No. 2 Limited Tax GO Bonds
Series 2017 A (NR/NR)
2,550,000 5.125
12/01/2047
2,494,397
Sterling Hills West Metropolitan District GO Refunding Bonds
Series 2017 (A2/NR)
650,000 5.000
12/01/2039
674,484
Sterling Ranch Community Authority Board Douglas County
Colorado LT Supported and Special Revenue District No.
4 Subdistrict - A Refunding Senior Bonds Series 2024A
(NR/NR)
1,000,000 6.500
12/01/2054
1,035,726
Sterling Ranch Community Authority Board Douglas County
Colorado Special Improvement District No. 1 Special
Assessment RB Series 2024 (NR/NR)
1,000,000 5.625
12/01/2043
1,029,553
Sterling Ranch Community Authority Board RB for Sterling Ranch
Colorado Metropolitan District No. 2 Series 2020 B (NR/NR)
705,000 7.125
12/15/2050
705,834
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
2,500,000 4.250
12/01/2050
2,252,292
Takoda Metropolitan District Limited Tax GO Refunding Bonds
Series 2018 (Baa3/NR)
8,000,000 6.000
12/01/2050
8,359,312
The Village Metropolitan District GO Refunding Bonds Series
2020 (NR/NR)
1,100,000 5.000
12/01/2040
1,102,470
1,750,000 5.000
12/01/2049
1,740,783
Timberleaf Metropolitan District GO Bonds Series 2020 A
(NR/NR)
1,730,000 5.750
12/01/2050
1,728,909
Timnath Ranch Metropolitan District No. 4 Limited Tax GO
Refunding Improvement Bonds Series 2018 A (NR/NR)
545,000 5.250
12/01/2037
547,238
2,400,000 5.375
12/01/2047
2,348,860
Village Metropolitan District No. 2 Limited Tax GO and Special
RB Series 2019 (NR/NR)
500,000 4.375
12/01/2044
480,694
Villages at Johnstown Metropolitan District No. 3 GO Bonds Series
2020 A (NR/NR)
580,000 5.000
12/01/2040
552,393
1,020,000 5.000
12/01/2050
914,853
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Colorado – (continued)
West Meadow Metropolitan District town of Fraser, Grand County,
Colorado Limited Tax GO Senior Bonds Series 2023A
(NR/NR)
$ 2,250,000 6.500%
(c)
12/01/2050
$ 2,343,121
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A
(NR/NR)
1,500,000 5.000
12/01/2050
1,296,289
Westerly Metropolitan District No. 4 GO Bonds Series 2021 A-2
(NR/NR)
1,000,000 0.000
(g)
12/01/2050
725,009
Westerly Metropolitan District No. 4 GO Bonds Series 2021 B-3
(NR/NR)
4,238,000 8.000
12/15/2050
3,844,881
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 A (NR/NR)
960,000 5.000
(c)
12/01/2050
886,690
Wildgrass at Rockrimmon Metropolitan District GO Bonds Series
2020 B (NR/NR)
181,000 7.750
12/15/2050
174,325
Windshire Park Metropolitan District No. 2 GO Refunding &
Improvement Bonds Senior Series 2017 A (NR/NR)
1,500,000 6.500
12/01/2047
1,529,193
Winsome Metropolitan District No. 3 GO Bonds Series 2021 A
(NR/NR)
2,184,000 5.125
(c)
12/01/2050
1,868,248
Woodmen Heights Metropolitan District No. 2 GO Refunding
Bonds Series 2020 B-1 (NR/NR)
1,764,000 6.250
12/15/2040
1,710,580
589,219,951
Connecticut - 0.6%
City of New Haven CT GO Bonds  Series 2018 (NR/A-)
310,000 5.500
08/01/2038
328,942
City of New Haven GO Bonds Series 2018 A (NR/A-)
900,000 5.500
08/01/2034
959,439
500,000 5.500
08/01/2035
533,353
420,000 5.500
08/01/2036
447,982
500,000 5.500
08/01/2037
532,739
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
3,925,000 11.000
(c)
12/01/2027
4,492,972
Connecticut Airport Authority Customer Facility Charge RB for
Ground Transportation Center Project Series 2019A (NR/A)
1,750,000 4.000
07/01/2049
1,585,725
Connecticut State Health & Educational Facilities Authority RB for
McLean Affiliates Obligated Group Series 2020 A (NR/NR)
1,150,000 5.000
(c)
01/01/2045
1,021,582
3,065,000 5.000
(c)
01/01/2055
2,582,214
Connecticut State Health & Educational Facilities Authority
RB Refunding for The University of Hartford Series 2019
(NR/BB+)
1,045,000 4.000
07/01/2039
878,612
3,500,000 4.000
07/01/2044
2,770,521
5,325,000 4.000
07/01/2049
4,027,985
Great Pond Improvement District RB for Great Pond Phase 1
Project Series 2019 (NR/NR)
2,500,000 4.750
(c)
10/01/2048
2,366,489
Mohegan Tribal Finance Authority Tribal RB Economic
Development Bonds Series 2015 (NR/B-)
28,300,000 7.000
(c)
02/01/2045
28,370,846

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
$ 2,455,000 5.375%
07/01/2052
$ 2,344,037
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
4,600,000 5.375
(i)
07/01/2054
4,588,610
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 (NR/NR)
2,300,000 6.000
(c)
04/01/2052
2,441,472
Steel Point Infrastructure Improvement District Special Obligation
RB Series 2024 Steelpointe Harbor Project (NR/NR)
925,000 5.625
(c)
04/01/2044
965,498
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
2,025,000 4.000
(c)
04/01/2051
1,686,167
town of Hamden RB for Whitney Center Project Series 2022A
(NR/NR)
6,925,000 7.000
01/01/2053
7,470,104
70,395,289
Delaware - 0.1%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
1,075,000 4.000
06/01/2052
880,603
1,125,000 4.000
06/01/2057
896,864
Delaware Economic Development Authority RB for ACTS
Retirement-Life Communities, Inc. Obligated Group Series
2018 B (NR/NR)
2,000,000 5.000
11/15/2048
2,028,880
Delaware Health Facilities Authority RB Refunding for Bayhealth
Medical Center Obligated Group Series 2017 A (NR/AA-)
3,130,000 4.000
07/01/2043
3,022,977
Delaware State Economic Development Authority RB for First
State Montessori Academy, Inc. Series 2019 A (NR/BBB-)
855,000 5.000
08/01/2049
837,224
835,000 5.000
08/01/2054
808,936
Delaware State Economic Development Authority RB for Newark
Charter School, Inc. Series 2020 (NR/BBB+)
1,900,000 5.000
09/01/2050
1,922,358
town of Bridgeville Special Tax Refunding for Heritage Shores
Special Development District Series 2020 (Baa3/NR)
4,865,000 4.000
07/01/2035
4,771,926
15,169,768
District of Columbia - 0.7%
District Columbia Tobacco Settlement Filing Corp / Tobacco Asset
Backed Bds 2006 A (NR/NR)
59,750,000 0.000
(e)
06/15/2046
14,208,962
District of Columbia (Washington, D.C.) Income Tax Secured RB,
Series 2023A (Tax-Exempt) (Aa1/AAA)
3,000,000 5.250
05/01/2048
3,318,832
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2021A (Aa3/AA-)
5,000,000 4.000
10/01/2051
4,674,021
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds Series 2024B
(NR/NR)
3,675,000 0.000
(c)(g)
06/01/2049
2,065,228
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2019A (AMT) (Aa3/AA-)
$ 2,500,000 5.000%
10/01/2049
$ 2,566,139
Metropolitan Washington Airports Authority Dulles toll Road RB
Second Senior Lien Capital Appreciation for Dulles Metrorail
and Capital Improvement Project Series 2010 B (Baa1/A-)
37,100,000 6.500
10/01/2044
40,613,400
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
3,000,000 3.000
10/01/2050
2,263,336
3,170,000 4.000
10/01/2053
2,987,889
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (Baa2/A-)
1,115,000 4.000
10/01/2053
1,038,968
Metropolitan Washington Airports Authority Dulles toll Road
Revenue Refunding Bonds for Dulles Metrorail & Capital
Improvements Projects Series 2022 (AGM) (A1/AA)
6,190,000 4.000
10/01/2052
5,854,922
79,591,697
Florida - 14.7%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,385,000 5.500
06/15/2052
1,416,217
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-2 (NR/NR)
3,560,000 4.750
05/01/2036
3,584,854
Aberdeen Community Development District Special Assessment
Series 2018 (NR/NR)
615,000 5.000
05/01/2039
622,776
1,025,000 5.100
05/01/2049
1,026,003
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
5,755,000 4.000
05/01/2051
4,824,415
Academical Village Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,580,000 3.625
05/01/2040
1,364,720
Anthem Park Community Development District Special
Assessment RB Refunding Senior Series 2016 A-1 (NR/A-)
1,715,000 3.500
05/01/2031
1,629,560
Antillia Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2024 (NR/NR)
900,000 5.600
05/01/2044
913,114
1,295,000 5.875
05/01/2054
1,313,629
Arbors Community Development District Capital Improvement RB
Series 2023 (NR/NR)
1,125,000 5.400
05/01/2043
1,166,408
2,050,000 5.625
05/01/2053
2,127,771
Arborwood Community Development District RB Capital
Improvement Refunding Senior Lien Series 2018 A-1
(AGM) (NR/AA)
3,970,000 3.500
05/01/2032
3,896,016
6,695,000 3.700
05/01/2036
6,590,459
Arborwood Community Development District RB Capital
Improvement Refunding Subordinate Lien Series 2018 A-2
(NR/NR)
635,000 4.625
05/01/2028
642,162
1,770,000 5.000
05/01/2036
1,803,417

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-1 (NR/NR)
$ 3,005,000 6.900%
05/01/2036
$ 3,006,511
Arborwood Community Development District Special Assessment
Capital Improvement Refunding Series 2014 B A-2 (NR/NR)
435,000 6.900
05/01/2036
435,142
Armstrong Community Development District Special Assessment
for Assessment Area Two Project Series 2019 A (NR/NR)
500,000 4.000
11/01/2040
452,418
3,155,000 4.000
11/01/2050
2,633,831
Artisan Lakes East Community Development District RB for
Capital Improvement Series 2018 (NR/NR)
1,845,000 5.100
(c)
05/01/2039
1,873,032
3,080,000 5.200
(c)
05/01/2049
3,092,771
Artisan Lakes East Community Development District Special
Assessment Bond Series 2021-2 (NR/NR)
270,000 2.750
(c)
05/01/2031
245,363
515,000 3.125
(c)
05/01/2041
417,122
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2024 Assessment Area Four
Project (NR/NR)
1,715,000 5.700
05/01/2054
1,757,606
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
500,000 3.200
(c)
05/01/2041
409,479
Astonia Community Development District Special Assessment
for Assessment Area Three Series 2023 Project Series 2023
(NR/NR)
1,045,000 5.375
06/15/2053
1,061,641
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
775,000 3.200
(c)
05/01/2041
634,693
Avalon Groves Community Development District Special
Assessment for Assessment Area One Phase 1 Project 1 & 2
Series 2019 (NR/NR)
660,000 4.375
11/01/2049
592,353
Avalon Groves Community Development District Special
Assessment for Assessment Area One Project Series 2017
(NR/NR)
740,000 5.750
05/01/2048
768,491
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
250,000 3.375
05/01/2041
206,852
Avalon Groves Community Development District Special
Assessment for Assessment Area Two Project Series 2017 A-1
(NR/NR)
1,785,000 6.000
05/01/2048
1,886,978
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
650,000 3.125
05/01/2041
533,727
Avalon Park West Community Development District Special
Assessment RB for Pasco County Project Area Series 2022
(NR/NR)
775,000 5.625
05/01/2052
801,977
Avalon Park West Community Development District Special
Assessment Refunding Series 2020 (NR/NR)
580,000 3.750
(c)
05/01/2040
559,057
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Avenir Community Development District City of Palm Beach
Gardens Florida Senior Special Assessment Bonds Series
2021A-1 (NR/NR)
$ 4,495,000 3.400%
05/01/2052
$ 3,375,540
Avenir Community Development District Special Assessment
Bonds for Assessment Area Two - 2021B Project Series 2021B
(NR/NR)
7,000,000 5.000
(c)
05/01/2041
7,094,367
Avenir Community Development District Special Assessment
Bonds Series 2019B- Parcel A-4 Project (NR/NR)
1,665,000 5.250
05/01/2029
1,670,272
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,175,000 5.375
05/01/2043
1,193,231
4,855,000 5.625
05/01/2054
4,964,008
Aviary at Rutland Ranch Community Development District
Special Assessment Refunding for Area 1 Project Series 2019
(NR/NR)
900,000 4.500
(c)
06/01/2039
872,901
1,630,000 4.625
(c)
06/01/2049
1,518,719
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2015 (NR/NR)
525,000 4.750
11/01/2026
530,159
700,000 5.000
11/01/2031
707,876
5,975,000 5.250
11/01/2046
6,003,063
Babcock Ranch Community Independent Special District Special
Assessment RB Series 2022 (NR/NR)
3,500,000 5.000
05/01/2042
3,505,091
Bannon Lakes Community Development District Special
Assessment RB Series 2016 (NR/NR)
955,000 5.000
11/01/2036
973,744
1,055,000 5.000
11/01/2048
1,041,793
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
705,000 3.500
(c)
05/01/2041
609,467
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville Florida
Senior Lien Series 2015 A-1 (NR/A)
1,555,000 4.250
05/01/2029
1,563,504
Bartram Park Community Development District Special
Assessment RB Refunding for City of Jacksonville
Subordinate Lien Series 2015 A-2 (NR/NR)
895,000 5.000
05/01/2035
899,421
Bay Laurel Center Community Development District Special
Assessment RB Refunding Series 2016 Candler (NR/BBB+)
855,000 3.750
05/01/2031
812,747
995,000 4.000
05/01/2037
952,565
Baywinds Community Development District Senior Special
Assessment Refunding Bonds Series 2017 A-1 (NR/A+)
2,810,000 4.250
05/01/2037
2,799,131
Beaumont Community Development District Special Assessment
Bonds for Assessment Area Two-Commercial Project Series
2019 (NR/NR)
1,225,000 6.375
(c)
11/01/2049
1,273,255
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
325,000 6.000
11/01/2027
336,214
490,000 3.750
11/01/2031
468,224
2,970,000 6.500
11/01/2043
3,192,171

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB) – (continued)
$ 1,490,000 4.125%
11/01/2046
$ 1,287,527
Belmond Reserve Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,045,000 4.000
05/01/2040
1,010,260
Belmont Community Development District Capital Improvement
Phase 1 Project Series 2013 A (NR/NR)
770,000 6.125
11/01/2033
828,004
1,000,000 6.500
11/01/2043
1,102,438
Belmont II Community Development District Special Assessment
RB Series 2020 (NR/NR)
1,500,000 4.000
12/15/2050
1,294,942
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
1,285,000 3.625
12/15/2040
1,197,677
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
1,250,000 3.625
05/01/2041
1,064,679
Berry Bay Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,525,000 5.750
05/01/2053
1,582,543
Bexley Community Development District Special Assessment
Bonds Series 2016 (NR/NR)
1,680,000 4.700
05/01/2036
1,683,087
3,200,000 4.875
05/01/2047
3,087,831
Biscayne Drive Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
890,000 6.000
06/15/2052
925,865
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
325,000 3.750
06/15/2040
284,331
950,000 4.000
06/15/2050
798,844
Blue Lake Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
900,000 4.250
06/15/2039
845,085
Boggy Branch Community Development District Special
Assessment Series 2021 (NR/NR)
1,165,000 3.500
05/01/2041
965,862
1,360,000 4.000
05/01/2051
1,115,805
Botaniko Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
565,000 3.625
05/01/2040
485,035
Bradbury Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,800,000 5.250
05/01/2043
1,825,251
2,250,000 5.500
05/01/2053
2,281,776
Bridgewalk Community Development District
675,000 6.500
12/15/2053
716,539
Bridgewater Community Development District Special Assessment
Refunding Bonds for Assessment Area Two Series 2015
(NR/NR)
5,660,000 5.750
05/01/2035
5,871,617
Brightwater Community Development District Special Assessment
Bonds for Assessment Area One Series 2021 (NR/NR)
960,000 3.150
05/01/2041
766,657
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR)
1,000,000 5.500
05/01/2042
1,029,390
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Brookstone Community Development District Special Assessment
RB for Manatee County Series 2022 (NR/NR) – (continued)
$ 1,500,000 5.625%
05/01/2052
$ 1,536,169
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
900,000 5.625
05/01/2042
929,473
1,305,000 5.750
05/01/2052
1,336,961
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2024
(NR/NR)
550,000 5.600
05/01/2044
553,272
1,550,000 5.875
05/01/2054
1,559,102
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
1,040,000 5.500
05/01/2052
1,084,690
Cabot Citrus Farms Community Development District Special RB
Anticipation Notes for Hernando County Project Series 2024
(NR/NR)
12,500,000 5.250
03/01/2029
12,605,446
Campo Bello Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
1,000,000 4.000
12/15/2039
912,415
1,350,000 4.000
12/15/2049
1,131,556
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
175,000 6.500
(c)
06/15/2054
179,372
445,000 6.625
(c)
06/15/2059
456,054
Capital Trust Agency Educational Facilities RB Series 2021A
(NR/NR)
2,210,000 5.000
(c)
12/01/2056
1,723,800
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
63,655,000 5.250
(c)
12/01/2058
63,215,513
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
595,000 4.000
(c)
07/01/2056
469,535
Capital Trust Agency, Inc. RB for Imagine Charter School at North
Manatee Series 2021 A (NR/NR)
3,030,000 5.000
(c)
06/01/2056
2,752,580
Capital Trust Agency, Inc. RB for Imagine-Pasco County LLC
Series 2020 A (Ba2/NR)
1,155,000 5.000
(c)
12/15/2049
1,105,301
1,075,000 5.000
(c)
12/15/2054
1,014,116
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
2,025,000 5.250
(c)
12/01/2043
2,033,609
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds for Southeastern University, Inc. Project Series 2023A
(NR/BB)
4,470,000 6.375
(c)
05/01/2053
4,586,259
Capital Trust Authority Educational Facilities Revenue Refunding
Bonds Southeastern University Inc Project Series 2023A
(NR/BB)
4,775,000 6.250
(c)
05/01/2048
4,885,002
Carlton Lakes Community Development District Special
Assessment RB Series 2018 (NR/NR)
495,000 5.125
05/01/2038
503,237
1,000,000 5.250
05/01/2049
1,006,781

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Caymas Community Development District Capital Improvement
RB, Series 2024 (Assessment Area One) (NR/NR)
$ 900,000 5.625%
05/01/2054
$ 903,605
Center Lake Ranch West Community Development District
(City of St. Cloud, Florida) Capital Improvement RB, Series
2023 (Assessment Area One) (NR/NR)
2,275,000 6.000
05/01/2054
2,365,489
Central Parc Community Development District City of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
650,000 5.700
05/01/2044
652,368
650,000 6.000
05/01/2054
653,321
Centre Lake Community Development District Special Assessment
Series 2016 (NR/NR)
260,000 4.125
12/15/2027
260,789
500,000 4.500
12/15/2032
503,925
975,000 4.700
12/15/2037
978,356
Century Parc Community Development District Special
Assessment Refunding Series 2012 (NR/A)
1,705,000 4.500
11/01/2031
1,705,943
Century Park South Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
630,000 3.750
05/01/2040
549,108
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
820,000 3.350
05/01/2041
671,201
Chapel Creek Community Development District
300,000 4.625
05/01/2031
302,264
750,000 5.500
05/01/2044
762,509
1,055,000 5.750
05/01/2054
1,068,309
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
565,000 3.375
(c)
05/01/2041
467,351
815,000 4.000
(c)
05/01/2052
672,926
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
1,605,000 3.700
(c)
05/01/2040
1,392,719
2,815,000 4.000
(c)
05/01/2051
2,313,615
Charles Cove Community Development District Special
Assessment bond Series 2020 (NR/NR)
1,510,000 4.375
05/01/2050
1,342,082
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,055,000 4.000
05/01/2052
871,711
Charlotte County Industrial Development Authority Utility System
RB for Town & Country Utilities Project Series 2015 (NR/NR)
700,000 5.500
(c)
10/01/2036
709,389
Charlotte County Industrial Development Authority Utility System
RB for town & Country Utilities Project Series 2019 (NR/NR)
5,900,000 5.000
(c)
10/01/2049
5,910,370
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
975,000 5.250
06/01/2052
991,287
1,750,000 5.375
06/01/2057
1,785,310
1,375,000 5.625
06/01/2062
1,416,624
City of Venice RB for Southwest Florida Retirement Center, Inc.
Obligated Group Project Series 2019 (NR/NR)
480,000 5.000
01/01/2037
481,149
1,725,000 5.000
01/01/2047
1,601,843
1,615,000 5.000
01/01/2052
1,463,095
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
CityPlace Community Development District Special Assessment
Convertible Capital Appreciation RB Series 2018
(AGM) (A1/AA)
$ 25,620,000 0.000%
(g)
05/01/2046
$ 24,262,798
Coco Palms Community Development District Expansion Area
Project Special Assessment Bonds Series 2019 (NR/NR)
500,000 4.750
(c)
06/15/2039
500,328
Coddington Community Development District Capital
Improvement RB Series 2022 (NR/NR)
900,000 5.750
05/01/2052
933,420
Collier County Educational Facilities Authority Revenue
Refunding Bonds for Ave Maria University Project Series 2023
(NR/BBB-)
4,165,000 5.000
06/01/2043
3,985,915
Concord Station Community Development District Capital
Improvement RB Refunding Senior Lien Series 2016 A-1
(NR/A)
2,990,000 3.500
05/01/2032
2,830,415
1,495,000 3.625
05/01/2035
1,432,716
1,750,000 3.750
05/01/2046
1,515,423
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 A (NR/NR)
3,305,000 5.850 *
05/01/2035
33
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2004 B (NR/NR)
3,980,000 5.000 *
05/01/2011
40
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
915,000 5.850
05/01/2035
827,416
Concorde Estates Community Development District Special
Assessment for Capital Improvement Series 2011 B (NR/NR)
2,939,931 0.000
(e)
*
05/01/2017
1,558,163
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,045,000 5.375
06/15/2053
2,099,706
Cope's Landing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,675,000 5.875
05/01/2053
1,753,102
Copper Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
270,000 4.000
(c)
11/01/2029
268,009
500,000 4.750
(c)
11/01/2038
496,525
Copperspring Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
425,000 4.000
12/15/2039
388,503
Coral Bay Community Development District Capital Improvement
RB Series 2022 (NR/NR)
495,000 5.625
05/01/2052
504,199
Coral Bay of Lee County Community Development District Lee
County Florida Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.550
05/01/2054
1,506,849
Coral Creek Community Development District Special Assessment
RB for Charlotte County Project Series 2024 (NR/NR)
2,315,000 5.450
05/01/2044
2,353,701
1,720,000 5.750
05/01/2054
1,745,599
Coral Keys Homes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
535,000 4.000
05/01/2040
493,978

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Coral Lakes Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2024 (NR/NR)
$ 1,165,000 5.500%
11/01/2044
$ 1,198,275
1,000,000 5.750
11/01/2053
1,024,136
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,600,000 5.300
05/01/2053
1,608,672
Corkscrew Farms Community Development District Special
Assessment for Assessment Area Two Project Series 2017
(NR/NR)
2,180,000 5.125
(c)
11/01/2050
2,181,350
Coronado Community Development District Special Assessment
Refunding & Improvement Bonds Series 2017 (NR/BBB+)
782,000 4.000
05/01/2031
761,978
1,407,000 4.250
05/01/2038
1,339,569
Country Walk Community Development District Special
Assessment RB Refunding Senior Lien Series 2015 A-1
(NR/AA)
930,000 3.750
05/01/2029
921,732
County of Lake RB Refunding for Waterman Communities, Inc.
Series 2020 A (NR/NR)
4,000,000 5.750
08/15/2050
3,778,120
2,100,000 5.750
08/15/2055
1,956,572
County of Miami-Dade Aviation RB Series 2019 A (NR/A+)
5,220,000 5.000
10/01/2044
5,379,868
Covington Park Community Development District Special
Assessment RB for Capital Improvement Series 2018
(NR/BBB)
500,000 4.000
05/01/2038
472,202
1,175,000 4.125
05/01/2048
1,066,301
Creek Preserve Community Development District Special
Assessment RB Series 2019 (NR/NR)
1,565,000 4.700
(c)
11/01/2039
1,532,588
2,495,000 4.750
(c)
11/01/2049
2,361,178
Cresswind Deland Community Development District City of
Deland Florida Special Assessment Bonds Series 2024
(NR/NR)
1,075,000 5.750
05/01/2054
1,081,445
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,675,000 4.500
05/01/2052
1,558,538
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,375,000 5.375
05/01/2053
1,394,639
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
2,440,000 5.125
05/01/2052
2,429,282
Crosswinds East Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2024 (NR/NR)
955,000 4.625
05/01/2031
962,554
1,430,000 5.500
05/01/2044
1,454,945
1,500,000 5.750
05/01/2054
1,520,053
Crystal Cay Community Development District Special Assessment
for 2021 Project Series 2021 (NR/NR)
1,000,000 4.000
05/01/2051
885,414
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Cypress Bay West Community Development District Capital
Improvement RB for Assessment Area One Series 2023
(NR/NR)
$ 670,000 5.250%
05/01/2043
$ 681,264
1,150,000 5.500
05/01/2053
1,171,616
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
1,170,000 3.800
(c)
05/01/2050
1,025,231
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
1,175,000 3.875
(c)
05/01/2040
1,052,214
1,210,000 4.000
(c)
05/01/2051
1,006,332
Cypress Park Estates Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
480,000 5.000
05/01/2042
474,579
975,000 5.125
05/01/2052
962,734
Cypress Ridge Community development District Special
Assessment Bonds for Assessment Area 1 Series 2023
(NR/NR)
825,000 4.875
05/01/2030
836,610
1,570,000 5.625
05/01/2043
1,615,409
1,890,000 5.875
05/01/2053
1,948,171
Davenport Road South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,170,000 5.125
(c)
11/01/2048
3,188,056
Deer Run Community Development District Special Assessment
RB Refunding Series 2018 (NR/NR)
1,460,000 5.400
05/01/2039
1,516,858
2,575,000 5.500
05/01/2044
2,655,292
Deerbrook Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,150,000 5.500
05/01/2053
1,174,883
Del Webb Bexley Community Development District Special
Assessment Series 2018 (NR/NR)
2,645,000 5.400
05/01/2049
2,681,702
Del Webb Oak Creek Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,500,000 5.000
05/01/2043
1,513,652
1,650,000 5.250
05/01/2053
1,673,117
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
700,000 4.000
05/01/2051
580,909
Downtown Doral South Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 4.750
(c)
12/15/2038
1,001,578
Durbin Crossing Community Development District Special
Assessment Refunding Senior Series 2017 A-1
(AGM) (NR/AA)
3,090,000 3.750
05/01/2034
3,067,613
4,260,000 4.000
05/01/2037
4,277,782
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
1,035,000 3.375
(c)
05/01/2041
915,279
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
750,000 5.250
05/01/2052
761,005
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,110,000 5.375
05/01/2052
2,140,339

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Eagle Pointe Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
$ 1,195,000 4.125%
(c)
05/01/2040
$ 1,093,965
3,785,000 4.125
(c)
05/01/2051
3,218,036
East 547 Community Development District Special Assessment
Bond for Assessment Area Two Series 2023 (NR/NR)
925,000 6.500
05/01/2054
985,800
East Bonita Beach Road Community Development District Special
Assessment Bonds for Assessment Area Two Series 2021
(NR/NR)
980,000 3.250
05/01/2041
822,934
East Bonita Beach Road Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/01/2048
1,002,784
East Homestead Community Development District Special
Assessment Expansion Area Bonds Project Series 2019
(NR/NR)
500,000 4.750
11/01/2039
496,580
920,000 5.000
11/01/2049
918,573
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
805,000 4.000
05/01/2042
730,726
2,390,000 4.125
05/01/2052
2,017,213
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
190,000 4.000
05/01/2040
181,576
500,000 4.125
05/01/2051
432,925
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
1,425,000 3.600
05/01/2041
1,227,360
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,970,000 4.000
05/01/2042
1,753,967
4,710,000 4.000
05/01/2052
3,847,191
Entrada Community Development District Capital Improvement
RB Series 2023 (NR/NR)
1,740,000 5.800
05/01/2053
1,812,083
Epperson North Community Development District Special
Assessment for Assessment Area #2 Series 2021 (NR/NR)
375,000 3.500
05/01/2041
311,057
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
15,210,000 4.000
08/15/2045
13,725,741
Escambia County Health Facilities Authority RB Refunding for
Baptist Hospital, Inc. Project Series 2020 A (AGM) (A1/AA)
1,745,000 3.000
08/15/2050
1,299,993
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
985,000 4.000
11/01/2040
897,367
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-2
(NR/NR)
105,000 4.000
11/01/2040
95,658
905,000 4.125
11/01/2050
776,650
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2013 (NR/NR)
435,000 6.375
11/01/2026
438,176
3,225,000 7.000
11/01/2045
3,395,663
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Estancia at Wiregrass Community Development District Capital
Improvement RB Series 2015 (NR/NR)
$ 805,000 5.250%
11/01/2035
$ 810,229
1,305,000 5.375
11/01/2046
1,309,078
Evergreen Community Development District Special Assessment
RB Series 2019 (NR/NR)
1,345,000 5.000
(c)
11/01/2039
1,365,929
1,800,000 5.125
(c)
11/01/2049
1,803,948
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
750,000 5.250
06/15/2044
759,823
1,000,000 5.550
06/15/2054
1,012,912
Fallschase Community Development District Special Assessment
Bonds for Leon County Series 2021 (NR/NR)
6,645,000 4.000
05/01/2052
5,490,539
Fallschase Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,445,000 3.375
05/01/2041
1,194,147
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,405,000 5.000
05/01/2035
2,466,585
Finley Woods Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
185,000 4.000
05/01/2040
167,185
500,000 4.200
05/01/2050
431,988
Fishhawk Community Development District II Special Assessment
RB Refunding Series 2013 A (NR/A-)
1,445,000 4.375
05/01/2034
1,445,077
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
1,250,000 3.000
11/01/2041
976,319
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
5,000,000 5.500
(c)
07/01/2052
4,605,901
3,825,000 5.625
(c)
07/01/2056
3,545,476
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
3,770,000 5.125
(c)
10/01/2052
3,786,236
1,725,000 5.250
(c)
10/01/2056
1,739,014
Florida Development Finance Corp. Educational Revenue
Refunding Bonds for Central Charter School Project Series
2022 (NR/NR)
2,735,000 5.875
(c)
08/15/2052
2,737,407
2,430,000 6.000
(c)
08/15/2057
2,439,090
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
6,000,000 5.250
08/01/2049
6,290,878
4,000,000 4.500
08/01/2055
4,005,923
2,000,000 5.250
08/01/2055
2,088,051
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
5,500,000 5.250
07/01/2047
5,785,315
10,000,000 5.250
07/01/2053
10,460,114

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
$ 26,000,000 5.250%
07/01/2047
$ 26,854,217
35,000,000 5.500
07/01/2053
36,453,203
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
102,110,000 12.000
(a)(b)(c)
07/15/2032
108,632,634
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2023C (NR/BBB-)
35,750,000 8.250
(a)(b)(c)
07/01/2057
37,068,864
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
1,650,000 5.000
(c)
06/01/2040
1,400,879
2,595,000 5.000
(c)
06/01/2055
1,944,376
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
2,005,000 5.250
(c)
06/01/2050
1,818,174
3,560,000 5.250
(c)
06/01/2055
3,168,149
Florida Development Finance Corp. RB for River City Education
Obligated Group Series 2021 A (Baa3/NR)
600,000 4.000
07/01/2045
540,195
800,000 4.000
07/01/2055
673,925
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
830,000 5.000
06/01/2040
792,250
1,850,000 5.000
06/01/2050
1,668,729
Florida Development Finance Corp. RB Refunding for Glenridge
on Palmer Ranch Obligated Group Series 2021 (NR/NR)
1,875,000 5.000
(c)
06/01/2051
1,674,124
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
830,000 4.000
(c)
06/30/2046
640,498
2,580,000 4.000
(c)
06/30/2056
1,863,980
Florida Development Finance Corp. RB Refunding for Mayflower
Retirement Center, Inc. Obligated Group Series 2020 A
(NR/NR)
2,090,000 4.000
(c)
06/01/2055
1,484,903
Florida Development Finance Corp. RB Refunding for Renaissance
Charter School, Inc. Series 2020 C (NR/NR)
2,085,000 5.000
(c)
09/15/2050
1,890,102
Florida Development Finance Corp. Student Housing RB SFP -
Tampa I - The Henry Project Senior Series 2024A-1 (NR/NR)
2,750,000 5.250
(c)
06/01/2054
2,805,274
1,925,000 5.250
(c)
06/01/2059
1,956,116
Florida Higher Educational Facilities Financial Authority RB for
Jacksonville University Project Series 2018 A-1 (NR/NR)
1,750,000 4.750
(c)
06/01/2038
1,737,421
3,000,000 5.000
(c)
06/01/2048
2,894,413
Florida Higher Educational Facilities Financial Authority RB
Refunding for St. Leo University, Inc. Obligated Group Series
2019 (NR/BB)
4,150,000 5.000
03/01/2044
3,087,938
7,900,000 5.000
03/01/2049
5,619,038
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
$ 6,060,000 5.000%
03/01/2047
$ 6,102,938
Flow Way Community Development District Special Assessment
Bonds for Phase 7 & 8 Project Series 2019 (NR/NR)
885,000 4.125
11/01/2039
819,775
Forest Brooke Community Development District Special
Assessment Bonds Series 2019 A-1 (NR/A+)
1,850,000 3.250
11/01/2049
1,424,837
Forest Brooke Community Development District Special
Assessment Subordinated Bonds Series 2019 A-2 (NR/NR)
250,000 4.000
11/01/2049
209,855
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area Two Series 2024-2 (NR/NR)
895,000 5.600
05/01/2044
890,636
1,150,000 5.875
05/01/2055
1,142,530
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
1,090,000 4.250
05/01/2040
1,014,687
1,375,000 4.500
05/01/2052
1,236,794
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
1,105,000 4.000
11/01/2051
916,696
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
860,000 5.450
05/01/2044
869,087
1,010,000 5.800
05/01/2054
1,020,499
Greater Orlando Aviation Authority Airport Facilities RB
Refunding for Jetblue Airways Corp. Project Series 2013
(NR/NR)
3,165,000 5.000
11/15/2026
3,166,819
5,000,000 5.000
11/15/2036
5,002,071
Greater Orlando Aviation Authority Priority Subordinated Airport
Facilities RB Series 2017 A (A1/AA-)
6,380,000 5.000
10/01/2047
6,478,574
Grove Resort Community Development District Special
Assessment RB Series 2022 (NR/NR)
585,000 4.000
05/01/2052
480,051
Hacienda Lakes Community Development District Special
Assessment Refunding Series 2016 (NR/NR)
1,515,000 4.500
05/01/2036
1,497,715
2,275,000 4.625
05/01/2046
2,130,570
Hacienda North Community Development District
2,750,000 6.500
05/01/2053
2,956,433
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
1,000,000 5.500
05/01/2044
1,008,957
1,150,000 5.800
05/01/2054
1,158,429
Hammock Oaks Community Development District Special
Assessment Area One Bonds Series 2023 (NR/NR)
1,000,000 5.750
05/01/2053
1,022,846
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
1,125,000 6.150
05/01/2054
1,142,475

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 590,000 4.700%
05/01/2042
$ 565,133
940,000 5.000
05/01/2052
909,971
Hammock Reserve Community Development District Special
Assessment for Assessment Area One Project Series 2020
(NR/NR)
540,000 4.000
05/01/2040
503,626
860,000 4.000
05/01/2051
736,295
Hammock Reserve Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
525,000 3.375
05/01/2041
438,230
Harbor Bay Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
915,000 3.750
05/01/2034
853,518
Harbor Bay Community Development District Special Assessment
RB Series 2019 A-1 (NR/NR)
2,010,000 3.875
05/01/2039
1,818,650
1,400,000 4.100
05/01/2048
1,203,942
Harmony On Lake Eloise Community Development District
Capital Improvement Assessment Area One RB Series 2023
(NR/NR)
1,110,000 5.375
05/01/2053
1,132,960
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,335,000 4.250
05/01/2035
1,336,169
1,810,000 4.250
05/01/2039
1,743,714
Hawkstone Community Development District Special Assessment
Area 1 RB Series 2019 (NR/NR)
640,000 3.875
11/01/2039
573,803
1,150,000 4.000
11/01/2051
946,214
Hawkstone Community Development District Special Assessment
Area 2 RB Series 2019 (NR/NR)
200,000 4.000
11/01/2039
182,481
495,000 4.250
11/01/2051
425,641
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
1,530,000 5.375
05/01/2043
1,567,935
1,265,000 5.500
05/01/2053
1,289,889
Hawthorne Mill North Community Development District City
of Lakeland Florida Capital Improvement RB Series 2024
Assessment Area Two (NR/NR)
1,290,000 5.500
(c)(i)
05/01/2054
1,284,995
Heritage Harbour North Community Development District Special
Assessment Series 2014 (NR/NR)
625,000 5.000
05/01/2034
647,233
2,170,000 5.125
05/01/2045
2,198,714
Heritage Harbour South Community Development District RB
Refunding for Senior Lien Capital Improvement Series 2013
A-1 (NR/A)
500,000 5.050
05/01/2031
500,557
500,000 5.150
05/01/2034
500,588
Heritage Lake Park Community Development District Special
Assessment Series 2005 (NR/NR)
1,305,000 5.700
05/01/2036
1,310,292
Heritage Landing Community Development District Special
Assessment Refunding Bonds Series 2015 (NR/BBB)
2,190,000 4.200
05/01/2031
2,145,597
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Heritage Landing Community Development District
Special Assessment Refunding Bonds Series 2015
(NR/BBB) – (continued)
$ 1,990,000 4.350%
05/01/2036
$ 1,954,753
Higher Educational Facilities Financing Authority Educational
Facilities Revenue Refunding Bonds for Saint Leo University
Project Series 2019 (NR/BB)
1,650,000 5.000
03/01/2039
1,296,433
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
475,000 3.625
05/01/2040
408,759
665,000 4.000
05/01/2050
555,680
Highland Trails Community Development District Capital
Improvement RB for Assessment Area One Series 2024
(NR/NR)
250,000 4.700
05/01/2031
251,597
810,000 5.500
05/01/2044
818,490
890,000 5.850
05/01/2054
902,512
Highlands Community Development District Special Assessment
Bonds for Assessment Areas 3B and 5 Project Series 2018
(NR/NR)
1,000,000 4.875
(c)
12/15/2038
1,006,062
1,000,000 5.000
(c)
12/15/2048
994,126
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
2,150,000 4.250
05/01/2036
2,086,661
Highlands Meadows II Community Development District Special
Assessment Bonds for Assessment Area 7/7A Project Series
2019 (NR/NR)
590,000 4.375
11/01/2050
524,227
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,965,000 4.000
(c)
05/01/2040
1,787,262
3,275,000 4.000
(c)
05/01/2050
2,770,441
Hills of Minneola Community Development District City of
Minneola Florida Special Assessment RB Series 2024
(NR/NR)
600,000 5.550
05/01/2044
609,570
900,000 5.875
05/01/2054
914,123
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
900,000 5.600
05/01/2044
927,831
2,750,000 5.875
05/01/2055
2,828,671
Holly Hill Road East Community Development District Special
Assessment for Area 3 Project Series 2020 (NR/NR)
180,000 5.000
11/01/2041
190,705
Hunt Club Grove Community Development District City of
Lake Wales Florida Special Assessment Bonds Series 2024
Assessment Area One (NR/NR)
1,250,000 5.625
06/15/2054
1,248,978
Hunters Ridge Community Development District No. 1 Assessment
Area Special Assessment Bonds Series 2019 (NR/NR)
410,000 5.125
(c)
11/01/2049
410,400
Island Lake Estates Community Development District
1,550,000 6.000
12/15/2053
1,619,509
Isles Bartram Park Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
975,000 5.000
11/01/2047
968,576

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
JEA  Water And Sewer System Revenue Bonds, 2024 Series A
(Aa2/AA+)
$ 5,000,000 5.500%
10/01/2054
$ 5,625,423
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
955,000 3.125
05/01/2041
755,487
Kelly Park Community Development District
1,120,000 6.250
11/01/2053
1,160,688
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
290,000 3.500
05/01/2040
263,023
470,000 3.750
05/01/2050
399,587
Kindred Community Development District II Special Assessment
RB Series 2023 (NR/NR)
600,000 5.650
05/01/2043
628,793
1,000,000 5.875
05/01/2054
1,040,509
Kindred Community Development District Special Assessment
Bond Series 2017 (NR/NR)
1,000,000 5.000
05/01/2048
998,494
Kingman Gate Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,340,000 4.000
06/15/2040
1,313,466
1,060,000 4.000
06/15/2050
959,652
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
1,625,000 5.625
05/01/2053
1,646,816
Lake Emma Community Development District Lake County, Fl
Special Assessment Bonds, Series 2023 Assessment Area Two
(NR/NR)
900,000 5.500
(c)
05/01/2053
915,920
Lake Emma Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
635,000 5.250
(c)
05/01/2043
647,037
Lake Harris Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
795,000 5.375
05/01/2043
818,822
585,000 5.625
05/01/2053
603,413
Lake Hideaway Community Development District Hernando
County Florida Capital Improvement RB Series 2024
Assessment Area One (NR/NR)
1,665,000 5.650
05/01/2044
1,671,134
2,555,000 5.900
05/01/2054
2,554,613
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 A-1 (NR/NR)
265,000 4.100
05/01/2051
225,418
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-1 (NR/NR)
325,000 4.300
05/01/2051
284,158
Lakes of Sarasota Community Development District Special
Assessment for Phases 1 Project Series 2021 B-2 (NR/NR)
900,000 4.125
05/01/2031
891,554
Lakeside Preserve Community Development District
300,000 5.250
05/01/2030
306,462
785,000 6.000
05/01/2043
823,492
1,235,000 6.375
05/01/2054
1,304,153
Lakewood Park Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
810,000 5.750
05/01/2053
840,564
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Park Community Development District Special
Assessment for Assessment Area One Series 2021 (NR/NR)
$ 325,000 3.625%
05/01/2041
$ 276,151
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
525,000 3.200
05/01/2030
496,194
525,000 3.750
05/01/2040
469,013
670,000 3.900
05/01/2050
576,330
Lakewood Ranch Stewardship District Special Assessment for
Lorraine Lakes Project Series 2020 (NR/NR)
1,085,000 3.625
(c)
05/01/2040
959,305
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
250,000 3.850
05/01/2039
226,174
Lakewood Ranch Stewardship District Special Assessment RB for
Country Club East Project Series 2014 (NR/NR)
6,295,000 5.600
05/01/2044
6,498,571
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
530,000 4.400
05/01/2039
514,658
1,615,000 4.500
05/01/2049
1,492,597
Lakewood Ranch Stewardship District Special Assessment RB for
Del Webb Project Series 2017 (NR/NR)
1,000,000 5.000
(c)
05/01/2037
1,014,608
2,365,000 5.125
(c)
05/01/2047
2,383,335
Lakewood Ranch Stewardship District Special Assessment RB for
Indigo Expansion Area Project Series 2019 (NR/NR)
575,000 3.750
(c)
05/01/2039
519,261
Lakewood Ranch Stewardship District Special Assessment RB for
Lake Club Phase 4 Project Series 2019 (NR/NR)
435,000 4.400
05/01/2039
422,408
505,000 4.500
05/01/2049
466,725
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood National & Polo Run Projects Series 2017 (NR/NR)
765,000 4.625
05/01/2027
775,065
2,500,000 5.250
05/01/2037
2,550,980
6,265,000 5.375
05/01/2047
6,373,805
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1A Series 2018 (NR/NR)
1,175,000 5.000
05/01/2038
1,194,085
2,545,000 5.100
05/01/2048
2,561,643
Lakewood Ranch Stewardship District Special Assessment RB for
North East Sector Project - Phase 1B Series 2018 (NR/NR)
3,760,000 5.450
05/01/2048
3,836,982
Lakewood Ranch Stewardship District Special Assessment RB for
Taylor Ranch Project 2023 (NR/NR)
3,575,000 6.300
05/01/2054
3,772,685
Lakewood Ranch Stewardship District Special Assessment RB
for Villages of Lakewood Ranch South Project Series 2016
(NR/NR)
420,000 4.250
05/01/2026
420,495
4,625,000 5.000
05/01/2036
4,680,693
1,600,000 5.125
05/01/2046
1,604,725
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
1,835,000 2.500
05/01/2033
1,588,132
1,685,000 2.625
05/01/2037
1,403,022

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Lakewood Ranch Stewardship District Special Assessment RB
Series 2024 (NR/NR)
$ 430,000 5.550%
05/01/2054
$ 433,231
Lakewood Ranch Stewardship District Special Assessment
Refunding for Northeast Sector Project - Phase 2B Series 2020
(NR/NR)
2,100,000 3.750
(c)
05/01/2040
1,866,359
Lakewood Ranch Stewardship District Special Assessment The
Isles at Lakewood Ranch Project Series 2021 (NR/NR)
650,000 3.125
05/01/2041
524,505
Lakewood Ranch Stewardship District The Isles at Lakewood
Ranch Project Phase 1 Special Assessment Bonds Series 2019
(NR/NR)
1,160,000 4.700
05/01/2039
1,161,769
Landmark at Doral Community Development District Senior
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-1 (NR/AA-)
1,930,000 3.000
05/01/2035
1,701,191
1,990,000 3.000
05/01/2038
1,653,555
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
645,000 3.375
05/01/2030
611,861
895,000 4.000
05/01/2038
827,539
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
360,000 5.000
05/01/2042
363,203
1,145,000 5.125
05/01/2052
1,137,291
Lee County IDA Florida Healthcare Facilities RB Series 2024 Shell
Point Obligated Group Series 2024A Bonds (NR/BBB+)
3,700,000 5.250
(i)
11/15/2054
3,900,120
Lee County IDA Healthcare Facilities RB for Cypress Cover at
Healthpark Project Series 2022A Tax Exempt Fixed Rate
Bonds (NR/NR)
2,630,000 5.250
10/01/2052
2,327,170
8,800,000 5.250
10/01/2057
7,616,788
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
1,610,000 4.400
05/01/2040
1,525,417
2,840,000 4.600
05/01/2051
2,605,915
Long Lake Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
985,000 5.125
05/01/2048
987,122
1,775,000 5.125
05/01/2049
1,777,600
Longleaf Community Development District (NR/NR)
864,000 5.375
05/01/2030
864,405
Longleaf Community Development District Capital Improvement
RB Series 2024 (NR/NR)
1,270,000 5.400
(c)
05/01/2044
1,299,041
1,330,000 5.750
(c)
05/01/2054
1,362,964
Longleaf Community Development District Special Assessment
Refunding Series 2005 (NR/NR)
2,315,000 5.400
05/01/2030
2,316,074
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
800,000 5.550
06/15/2054
809,172
LT Ranch Community Development District Special Assessment
Series 2019 (NR/NR)
3,800,000 4.000
05/01/2050
3,224,664
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA2 (NR/NR)
$ 510,000 6.000%
05/01/2054
$ 513,638
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024-AA3 (NR/NR)
1,305,000 6.050
05/01/2054
1,317,371
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
2,650,000 3.250
05/01/2031
2,458,072
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
835,000 3.450
05/01/2041
689,383
Lucerne Park Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
855,000 4.625
05/01/2039
838,358
1,340,000 4.750
05/01/2050
1,263,295
Lynwood Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,755,000 4.000
06/15/2039
1,604,133
2,920,000 4.375
06/15/2049
2,607,003
Mandarin Grove Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,420,000 6.625
(c)
05/01/2053
1,544,946
Marion Ranch Community Development District Marion County
Florida Special Assessment Bonds Series 2024 (NR/NR)
500,000 5.700
05/01/2044
506,935
1,630,000 5.950
05/01/2054
1,652,351
McJunkin Parkland Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
2,800,000 5.125
(c)
11/01/2038
2,873,122
4,750,000 5.250
(c)
11/01/2049
4,794,138
Meadow Pointe IV Community Development District RB for
Capital Improvement Series 2014 A (NR/NR)
475,000 7.250
05/01/2035
478,372
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
530,000 3.750
05/01/2052
420,874
Mediterranean Community Development District Special
Assessment Refunding & Improvement Bonds for Area Two
Project Series 2017 (NR/NR)
1,000,000 4.750
05/01/2037
1,002,421
1,700,000 5.000
05/01/2048
1,695,237
Merrick Square Community Development District Capital
Improvement RB Series 2023 (NR/NR)
900,000 5.625
05/01/2053
929,616
Miami World Center Community Development District Special
Assessment Bonds Series 2017 (NR/NR)
600,000 4.750
11/01/2027
610,451
4,000,000 5.125
11/01/2039
4,072,258
4,135,000 5.250
11/01/2049
4,206,639
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
1,585,000 5.250
(c)
07/01/2052
1,602,534
2,000,000 5.500
(c)
07/01/2061
2,041,813

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Miami-Dade County Seaport Revenue Refunding Bonds, Series
2022A (AMT) (A3/NR)
$ 3,035,000 5.250%
10/01/2052
$ 3,206,735
Miami-Dade County Water & Sewer Revenue System Bonds Series
2021 (BAM-TCRS) (Aa3/AA)
1,575,000 4.000
10/01/2051
1,537,614
Midtown Miami Community Development District Special
Assessment RB Refunding for Parking Garage Project Series
2014 A (NR/NR)
3,440,000 5.000
05/01/2029
3,441,204
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
3,515,000 5.000
05/01/2037
3,515,399
Mirada Community Development District Capital Improvement RB
Series 2021 (NR/NR)
1,810,000 3.250
05/01/2032
1,669,044
Mirada Community Development District Pasco County Florida
Capital Improvement Revenue and Refunding Bonds Series
2024 Assessment Area Three (NR/NR)
1,125,000 5.625
05/01/2044
1,130,357
1,500,000 6.000
05/01/2055
1,513,162
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,860,000 3.500
05/01/2041
1,551,081
2,430,000 4.000
05/01/2051
2,007,071
Miranda II Community Development District Capital Improvement
RB Series 2022 (NR/NR)
910,000 5.600
05/01/2042
941,918
1,440,000 5.750
05/01/2053
1,484,842
Miromar Lakes Community Development District RB Refunding
for Capital Improvement Series 2015 (NR/NR)
1,075,000 5.000
05/01/2028
1,081,384
1,200,000 5.000
05/01/2035
1,204,848
Naples Reserve Community Development District Special
Assessment Bonds Series 2014 (NR/NR)
740,000 5.250
11/01/2035
741,874
1,225,000 5.625
11/01/2045
1,227,690
Naples Reserve Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,185,000 5.125
(c)
11/01/2048
1,189,964
New Port Tampa Bay Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
565,000 3.875
05/01/2041
493,668
2,250,000 4.125
05/01/2052
1,898,994
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/NR)
30,000 3.500
(c)
05/01/2031
28,416
85,000 4.000
(c)
05/01/2038
79,099
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
815,000 3.500
(c)
05/01/2038
734,853
New River Community Development District Special Assessment
Series 2006 B (NR/NR)
3,260,000 5.000 *
05/01/2013
33
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
815,000 5.750
05/01/2044
826,570
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
North AR-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
$ 2,330,000 6.000%
05/01/2054
$ 2,362,529
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
540,000 5.450
05/01/2044
544,896
1,135,000 5.750
05/01/2054
1,143,607
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Three, Series 2023
(NR/NR)
605,000 5.000
05/01/2030
613,025
1,000,000 5.750
05/01/2043
1,030,633
1,500,000 6.000
05/01/2054
1,543,428
North Loop Community Development District
1,850,000 6.625
05/01/2054
1,996,008
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
1,200,000 3.375
11/01/2041
995,814
3,770,000 4.000
11/01/2051
3,148,723
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,275,000 5.625
(c)
05/01/2052
1,295,023
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
465,000 3.625
05/01/2040
400,154
Ocala Preserve Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,240,000 5.700
05/01/2043
1,296,846
1,250,000 5.875
05/01/2053
1,304,388
Old Hickory Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
340,000 4.000
06/15/2040
311,298
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
665,000 5.250
06/15/2043
686,998
1,275,000 5.375
06/15/2053
1,309,107
Orange Blossom Ranch Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
2,200,000 4.850
05/01/2039
2,202,229
3,625,000 5.000
05/01/2049
3,582,911
Orlando Florida Community Redevelopment Agency Tax
Increment RB Refunding for Conroy Road District Series 2012
(NR/NR)
1,005,000 5.000
04/01/2026
1,005,522
Osceola Chain Lakes Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
840,000 4.000
05/01/2040
761,883
905,000 4.000
05/01/2050
753,095
Osceola County Rolling Oaks Community Development District
Special Assessment Bonds Series 2018 (NR/NR)
1,680,000 5.375
(c)
11/01/2038
1,728,566
3,300,000 5.500
(c)
11/01/2049
3,360,716
Palermo Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,050,000 5.000
06/15/2043
1,063,510
1,375,000 5.250
06/15/2053
1,397,512

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
$ 1,800,000 5.250%
10/01/2048
$ 1,876,778
2,850,000 5.250
10/01/2053
2,951,586
Palm Beach County Health Facilities Authority Hospital RB for
Jupiter Medical Center Project 2022 Series A (NR/BBB-)
1,700,000 5.000
11/01/2047
1,719,344
Palm Beach County Health Facilities Authority RB
(Lifespace Communities, Inc.), Series 2023C (NR/NR)
1,225,000 7.625
05/15/2058
1,364,977
Palm Beach County Health Facilities Authority RB Anticipation
Notes for Green Cay Life Plan Village Project Series 2022A
(NR/NR)
7,075,000 11.500
(c)
07/01/2027
8,594,224
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
4,600,000 4.000
05/15/2053
3,509,231
2,175,000 5.000
05/15/2053
1,966,149
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
1,650,000 4.000
06/01/2036
1,570,099
1,700,000 4.250
06/01/2056
1,399,541
Palm Coast Park Community Development District Special
Assessment Bond for Somerset at Palm Coast Park, Series
2023 (NR/NR)
500,000 5.400
05/01/2043
513,030
1,000,000 5.600
05/01/2053
1,025,176
Palm Coast Park Community Development District Special
Assessment for Assessment Area One Series 2019 (NR/NR)
1,175,000 4.300
05/01/2050
1,029,662
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018 A-1 (NR/A)
625,000 4.000
11/01/2038
594,738
3,290,000 4.200
11/01/2048
3,008,651
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2016 (NR/A)
3,155,000 3.750
05/01/2031
3,069,887
2,140,000 4.000
05/01/2036
2,113,166
Palm Glades Community Development District Special Assessment
Refunding Bonds Series 2017 (NR/BBB-)
375,000 4.000
05/01/2027
374,329
2,380,000 5.000
05/01/2039
2,402,781
Parkland Preserve Community Development District Special
Assessment RB Series 2019 A (NR/NR)
1,855,000 5.250
05/01/2039
1,900,445
5,090,000 5.375
05/01/2050
5,155,715
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
800,000 4.000
05/01/2051
667,940
Parkway Center Community Development District Special
Assessment for Amenity Projects Series 2018-2 (NR/A-)
2,285,000 4.700
05/01/2049
2,172,807
Parkway Center Community Development District Special
Assessment Refunding Series 2018-1 (NR/BBB)
1,065,000 4.500
05/01/2034
1,044,367
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR)
590,000 5.375
05/01/2043
600,497
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Parrish Lakes Community Development District Capital
Improvement RB for Special Assessment Area Two Series
2023A (NR/NR) – (continued)
$ 1,475,000 5.625%
05/01/2053
$ 1,505,828
Parrish Lakes Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.125
05/01/2043
1,382,164
1,525,000 5.400
05/01/2053
1,537,625
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Four Project (NR/NR)
375,000 5.875
05/01/2054
382,104
Parrish Plantation Community Development District Manatee
County Florida Special Assessment RB Series 2024
Assessment Area Three Project (NR/NR)
1,445,000 6.050
05/01/2054
1,478,125
Parrish Plantation Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
795,000 3.500
05/01/2041
663,444
Paseo Community Development District Capital Improvement RB
Refunding Series 2018 (NR/A-)
3,165,000 4.375
05/01/2036
3,130,389
Peace Creek Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
1,375,000 5.125
06/15/2043
1,410,101
1,900,000 5.375
06/15/2053
1,953,590
Peace Creek Village Community Development District  Special
Assessment Bonds Series 2024 (NR/NR)
405,000 4.625
05/01/2031
407,511
1,325,000 5.500
05/01/2044
1,346,086
905,000 5.750
05/01/2054
914,368
Pine Isle Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
1,000,000 3.250
(c)
12/15/2041
869,422
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-2 (NR/NR)
650,000 3.300
05/01/2030
630,540
690,000 3.750
05/01/2037
657,841
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
1,100,000 5.000
07/01/2039
1,112,551
Portico Community Development District Special Assessment
Bonds Series 2020-2 (NR/NR)
555,000 3.625
05/01/2040
479,555
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
1,915,000 3.500
05/01/2037
1,690,969
Portofino Isles Community Development District Special
Assessment RB Refunding Series 2013 (NR/BBB)
2,790,000 4.750
05/01/2033
2,790,146
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
1,000,000 5.750
05/01/2054
1,014,879
Preserve at South Branch Community Development District
Special Assessment Phase 1 Series 2018 (NR/NR)
1,045,000 5.375
11/01/2049
1,066,183

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
$ 250,000 4.000%
11/01/2039
$ 235,432
1,205,000 4.000
11/01/2050
1,045,404
Preserve at South Branch Community Development District
Special Assessment Phase 3 Series 2021 (NR/NR)
750,000 3.500
05/01/2041
683,579
Prosperity Lakes Community Development District
1,060,000 6.125
12/15/2053
1,114,652
Ranches at Lake McLeod Community Development District
Special Assessment Bonds for Assessment Area One Series
2023 (NR/NR)
730,000 5.500
06/15/2053
748,631
Regal-Village Community Development District Capital
Improvement Revenue Bonds Series 2024 (NR/NR)
700,000 5.200
05/01/2044
704,788
575,000 5.500
05/01/2054
578,873
Reserve At Van Oaks Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
965,000 5.375
05/01/2053
987,029
Reunion East Community Development District (NR/NR)
2,170,000 7.200 *
05/01/2022
22
Reunion West Community Development District Special
Assessment Bonds for Assessment Area 5 Project Series 2019
(NR/NR)
470,000 4.500
05/01/2039
459,045
1,520,000 4.625
05/01/2050
1,415,899
Rhodine Road North Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
825,000 4.500
05/01/2040
814,674
825,000 4.750
05/01/2050
787,114
Ridge at Apopka Community Development District Special
Assessment Bonds for Parcel Two Project Series 2023
(NR/NR)
590,000 5.500
05/01/2043
603,578
700,000 5.750
05/01/2053
713,506
Ridge at Apopka Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
2,150,000 5.500
05/01/2052
2,159,270
Ridge at Health Brook Community Development District Capital
Improvement RB Series 2023 (NR/NR)
300,000 5.250
05/01/2043
307,628
550,000 5.500
05/01/2053
562,683
River Glen Community Development District Special Assessment
Bond for Assessment Area Two Series 2021 (NR/NR)
1,000,000 3.375
05/01/2041
838,627
2,390,000 4.000
05/01/2051
1,977,307
River Hall Community Development District
1,555,000 6.500
05/01/2054
1,651,148
River Hall Community Development District Special Assessment
for Assessment Area 3 Series 2020 A (NR/NR)
1,030,000 3.625
05/01/2040
884,315
River Landing Community Development District Special
Assessment Series 2020 A (NR/NR)
1,100,000 4.350
05/01/2051
971,193
River Landing Community Development District Special
Assessment Series 2020 B (NR/NR)
290,000 4.250
11/01/2035
276,074
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Rivers Edge II Community Development District Special
Assessment Bond Series 2021 (NR/NR)
$ 1,035,000 3.500%
05/01/2041
$ 868,980
Rivers Edge III Community Development District Special
Assessment Bond Series 2021 (NR/NR)
815,000 3.500
(c)
05/01/2041
678,818
905,000 4.000
(c)
05/01/2051
747,655
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,350,000 5.800
05/01/2054
1,363,941
Rolling Oaks Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,350,000 6.500
(c)
05/01/2053
1,422,055
Rustic Oaks Community Development District Capital
Improvement RB Series 2022 (NR/NR)
2,435,000 3.450
05/01/2042
2,005,874
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,075,000 5.250
05/01/2053
1,090,061
Rye Ranch Community Development District
1,745,000 6.625
05/01/2054
1,875,871
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
710,000 6.000
(c)
11/01/2053
733,988
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2020 (NR/NR)
320,000 4.000
06/15/2040
304,687
780,000 4.000
06/15/2050
666,810
Saddle Creek Preserve of Polk County Community Development
District Special Assessment Bonds Series 2022 (NR/NR)
1,315,000 4.000
12/15/2051
1,100,430
Saltleaf Community Development District Lee County Florida
Capital Improvement RB Series 2024 (NR/NR)
1,500,000 5.625
05/01/2044
1,509,394
2,700,000 6.000
05/01/2056
2,731,836
Saltmeadows Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,020,000 5.500
05/01/2053
1,042,070
San Simeon Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
1,410,000 4.125
(c)
06/15/2039
1,298,883
Sandmine Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
650,000 6.000
11/01/2052
687,433
Sandmine Road Community Development District Special
Assessment for Assessment Area One Series 2020 (NR/NR)
375,000 3.125
(c)
05/01/2030
364,840
980,000 3.625
(c)
05/01/2040
928,212
950,000 3.750
(c)
05/01/2050
824,162
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
4,350,000 4.000
07/01/2048
4,125,330
Savanna Lakes Community Development District Special
Assessment Area One Bonds, Series 2023 (NR/NR)
1,065,000 5.375
(c)
06/15/2053
1,088,091
Sawgrass Village Community Development District
1,365,000 6.375
11/01/2053
1,438,467

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Sawgrass Village Community Development District Manatee
County Florida Special Assessment Bonds Series 2024
Assessment Area Three (NR/NR)
$ 1,380,000 5.875%
(c)
05/01/2054
$ 1,396,268
Sawgrass Village Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
2,300,000 5.750
05/01/2053
2,345,987
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
620,000 3.750
05/01/2040
569,456
1,250,000 4.000
05/01/2051
1,054,628
Scenic Terrace North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,975,000 5.875
05/01/2043
2,038,501
2,210,000 6.125
05/01/2054
2,288,162
Scenic Terrace South Community Development District
900,000 6.750
11/01/2053
962,874
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,300,000 4.500
05/01/2042
1,224,712
2,930,000 4.625
05/01/2053
2,679,393
Seaton Creek Reserve Community Development District Special
Assessment Bonds for Assessment Area One Bonds Series
2023 (NR/NR)
980,000 5.500
(c)
06/15/2053
1,005,011
Sedona Point Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,185,000 5.000
06/15/2053
1,187,481
Seminole County Industrial Development Authority RB for The
Galileo School Foundation, Inc. Series 2021 A (Ba1/NR)
315,000 4.000
(c)
06/15/2036
299,393
425,000 4.000
(c)
06/15/2041
380,830
2,270,000 4.000
(c)
06/15/2051
1,894,679
1,105,000 4.000
(c)
06/15/2056
900,893
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
900,000 5.300
10/01/2037
927,182
Seminole Palms Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
900,000 5.700
05/01/2053
924,391
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
2,600,000 5.500
05/01/2044
2,613,573
3,300,000 5.850
05/01/2054
3,316,937
Shell Point Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,200,000 5.250
(c)
11/01/2039
2,248,693
2,815,000 5.375
(c)
11/01/2049
2,850,812
Sherwood Manor Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
3,800,000 5.250
(c)
11/01/2049
3,843,701
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
825,000 5.500
05/01/2043
853,446
1,435,000 5.625
05/01/2053
1,476,579
Shingle Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
4,000,000 5.000
05/01/2049
3,972,706
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Silver Oaks Community Development District Special Assessment
Bonds Series 2024 (NR/NR)
$ 1,600,000 5.850%
05/01/2054
$ 1,625,060
Silverlake Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
885,000 5.500
05/01/2053
903,856
Six Mile Creek Community Development District Capital
Improvement RB Series 2021 (NR/NR)
655,000 4.000
05/01/2052
545,974
Six Mile Creek Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.700
05/01/2054
1,416,179
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
1,325,000 3.500
05/01/2041
1,111,571
Six Mile Creek Community Development District Special
Assessment Refunding for Area 2 Phase 3A Project Series
2020 (NR/NR)
305,000 4.125
11/01/2040
297,681
940,000 4.250
11/01/2050
875,034
Solaeris Community Development District St. Lucie County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,650,000 6.000
05/01/2044
1,687,229
2,525,000 6.250
05/01/2055
2,563,731
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
1,305,000 5.900
(c)
05/01/2054
1,312,761
Sorrento Pines Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
525,000 5.500
05/01/2053
537,480
South Fork III Community Development District Parcels V and W
Special Assessment Bonds Series 2019 (NR/NR)
2,100,000 5.125
(c)
11/01/2039
2,135,294
3,480,000 5.250
(c)
11/01/2049
3,505,404
South Fork III Community Development District Special
Assessment RB Refunding Series 2018 (NR/NR)
1,310,000 5.000
05/01/2038
1,326,246
2,505,000 5.375
05/01/2049
2,528,704
South Kendall Community Development District Special
Assessment Refunding Series 2016 (NR/BBB)
330,000 4.125
11/01/2040
306,668
South Village Community Development District Capital
Improvement and Special Assessment Refunding Senior Lien
Series 2016 A-1 (NR/A+)
770,000 3.500
05/01/2032
730,373
485,000 3.625
05/01/2035
456,843
1,695,000 3.750
05/01/2038
1,600,966
South Village Community Development District Capital
Improvement and Special Assessment Refunding Subordinate
Lien Series 2016 A-2 (NR/NR)
470,000 4.875
05/01/2035
473,110
95,000 5.000
05/01/2038
95,583
South-Dade Venture Community Development District Special
Assessment RB Refunding Series 2013 (NR/NR)
2,010,000 5.250
05/01/2034
2,021,360

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Southern Groves Community Development District No. 5 Special
Assessment Refunding Series 2019 (NR/NR)
$ 365,000 3.600%
05/01/2034
$ 336,185
600,000 4.000
05/01/2043
527,456
Southern Groves Community Development District No. 5 Special
Assessment Series 2020 (NR/NR)
415,000 4.300
05/01/2040
408,251
175,000 4.500
05/01/2046
166,701
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-1
(NR/NR)
2,875,000 5.800
05/01/2035
2,714,412
Southern Hills Plantation I Community Development District
Special Assessment for Capital Improvement Series 2011 A-2
(NR/NR)
2,505,000 5.800 *
05/01/2035
1,709,057
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
830,000 5.625
05/01/2054
0
Spencer Creek Community Development District Special
Assessment RB Series 2019 (NR/NR)
425,000 4.375
05/01/2029
428,596
1,000,000 5.000
05/01/2039
1,013,356
1,750,000 5.250
05/01/2049
1,762,750
Spring Lake Community Development District Special Assessment
for Assessment Area Two Project Series 2017 (NR/NR)
1,245,000 5.125
(c)
11/01/2037
1,262,861
1,785,000 5.250
(c)
11/01/2047
1,794,589
Spring Ridge Community Development District Special
Assessment RB Series A-1 (NR/NR)
910,000 4.800
05/01/2035
910,813
Springs at Lake Alfred Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
450,000 5.250
05/01/2044
453,070
900,000 5.600
05/01/2054
906,033
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
700,000 4.000
12/15/2041
583,123
475,000 4.000
12/15/2046
371,404
2,350,000 4.000
12/15/2050
1,771,006
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
7,475,000 4.000
08/01/2055
6,400,105
Sterling Hill Community Development District RB for Capital
Improvement Series 2003 B (NR/NR)
418,112 5.500 *
11/01/2010
192,332
Stonegate Community Development District Special Assessment
Refunding Bonds Series 2013 (NR/NR)
2,130,000 5.000
05/01/2034
2,131,146
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,000,000 5.875
12/15/2043
1,050,564
1,200,000 6.125
12/15/2053
1,258,255
Stoneybrook Community Development District Tax Exempt Special
Assessment RB for Village of Estero Series 2022-1 (NR/AA-)
1,250,000 4.300
05/01/2052
1,206,632
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook North Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
$ 875,000 6.375%
11/01/2052
$ 955,674
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
1,100,000 4.500
06/15/2039
1,108,333
1,100,000 4.625
06/15/2049
1,088,336
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2023 (NR/NR)
555,000 5.500
06/15/2053
583,063
Stoneybrook South Community Development District Special
Assessment Bonds Refunding for Assessment Area Two-A
Project Series 2014 (NR/NR)
1,750,000 5.125
11/01/2034
1,863,692
3,495,000 5.500
11/01/2044
3,649,809
Stoneybrook South Community Development District Special
Assessment Series 2020 (NR/NR)
2,875,000 3.750
(c)
12/15/2050
2,459,034
Storey Creek Community Development District Special
Assessment Bonds for Assessment Area One Project Series
2019 (NR/NR)
420,000 4.000
12/15/2039
383,644
860,000 4.125
12/15/2049
737,579
Storey Creek Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
575,000 5.200
06/15/2042
583,549
925,000 5.375
06/15/2052
937,191
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.500
06/15/2054
1,017,577
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 4.000
06/15/2052
815,234
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
325,000 3.300
(c)
06/15/2041
289,006
Storey Park Community Development District Special Assessment
Bonds for City of Orlando Series 2022 (NR/NR)
1,000,000 5.150
06/15/2052
1,007,720
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
900,000 5.500
(c)
05/01/2054
898,555
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
1,600,000 4.000
05/01/2052
1,319,060
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
870,000 3.750
05/01/2040
758,808
1,150,000 4.000
05/01/2050
953,844
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2021
(NR/NR)
405,000 3.400
05/01/2041
345,508
275,000 4.000
05/01/2051
230,209
Summerstone Community Development District Special
Assessment Series 2020 (NR/NR)
705,000 3.750
05/01/2040
659,482
875,000 4.000
05/01/2051
785,745

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Sunbridge Stewardship District Special Assessment RB for Weslyn
Park Project Series 2022 (NR/NR)
$ 1,000,000 5.200%
05/01/2042
$ 1,011,860
1,800,000 5.350
05/01/2052
1,813,313
Sunbridge Stewardship District Special Assessment RB Series 2022
(NR/NR)
1,550,000 5.500
05/01/2052
1,582,420
Sweetwater Creek Community Development District Capital
Improvement Special Assessment RB Refunding Series 2019
A-2 (NR/NR)
1,615,000 4.000
05/01/2038
1,493,659
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
405,000 3.750
05/01/2026
401,963
1,550,000 4.000
05/01/2033
1,510,687
Talis Park Community Development District Capital Improvement
RB Series 2013 (NR/NR)
1,325,000 5.250
11/01/2034
1,325,837
2,295,000 6.000
11/01/2044
2,296,935
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
715,000 3.375
05/01/2041
591,644
Tapestry Community Development District Special Assessment RB
Series 2016 (NR/NR)
1,110,000 4.800
05/01/2036
1,113,969
1,715,000 5.000
05/01/2046
1,715,165
Tern Bay Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
4,400,000 4.000
06/15/2042
3,964,149
Terreno Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
900,000 5.250
05/01/2053
907,496
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
2,050,000 3.300
12/15/2041
1,663,213
Timber Creek Southwest Community Development District Special
Assessment Bonds Series 2020 (NR/NR)
1,000,000 4.000
06/15/2040
905,602
Tison’s Landing Community Development District Special
Assessment RB Refunding & Improvement Bonds Senior
Series 2016 A-1 (NR/A+)
685,000 3.375
05/01/2032
646,537
1,345,000 3.600
05/01/2037
1,283,666
Tolomato Community Development District Special Assessment
GO Refunding Bonds Senior Lien Series 2018 A-1
(AGM) (NR/AA)
1,760,000 3.750
05/01/2040
1,691,453
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 A-2
(NR/NR)
375,000 5.625
(c)
05/01/2040
385,906
Tolomato Community Development District Special Assessment
GO Refunding Bonds Subordinate Lien Series 2018 B-2
(NR/NR)
300,000 5.125
05/01/2039
304,441
Tolomato Community Development District Special Assessment
RB Refunding Series 2019 A-2 (NR/NR)
1,155,000 4.250
05/01/2037
1,121,179
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2019 C (NR/NR)
$ 8,310,000 4.400%
(c)
05/01/2040
$ 8,003,187
Toscana Isles Community Development District Special
Assessment RB Series 2014 (NR/NR)
185,000 5.750
11/01/2027
190,509
1,955,000 6.250
11/01/2044
2,044,620
Toscana Isles Community Development District Special
Assessment RB Series 2018 (NR/NR)
2,645,000 5.375
11/01/2039
2,755,089
5,390,000 5.500
11/01/2049
5,535,235
Touchstone Community Development District Special Assessment
Bonds Series 2018 (NR/NR)
1,560,000 4.625
(c)
06/15/2038
1,543,525
2,440,000 4.750
(c)
06/15/2048
2,324,590
Touchstone Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
550,000 4.000
12/15/2040
489,302
1,145,000 4.125
12/15/2049
976,598
Towne Park Community Development District Special Assessment
Area 3B Project Series 2019 (NR/NR)
1,085,000 4.625
05/01/2050
1,009,931
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
525,000 3.625
(c)
05/01/2040
468,894
1,000,000 4.000
(c)
05/01/2051
874,436
Towns At Woodsdale Community Development District
1,220,000 6.375
(c)
11/01/2053
1,292,399
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
1,700,000 3.000
05/01/2041
1,315,881
1,300,000 4.000
05/01/2052
1,060,224
Trevesta Community Development District Special Assessment
Area 1 Phase 2 Project Series 2018 (NR/NR)
975,000 5.375
(c)
11/01/2049
1,001,160
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
875,000 3.750
(c)
05/01/2040
810,492
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
700,000 3.500
11/01/2041
584,249
Triple Creek Community Development District Special Assessment
Series 2017 A (NR/NR)
770,000 5.250
11/01/2027
783,194
2,735,000 6.125
11/01/2046
2,860,739
Triple Creek Community Development District Special Assessment
Series 2018 A (NR/NR)
785,000 4.700
(c)
11/01/2029
799,526
1,525,000 5.125
(c)
11/01/2038
1,563,070
2,165,000 5.375
(c)
11/01/2048
2,199,509
Triple Creek Community Development District Special Assessment
Series 2019 A (NR/NR)
1,000,000 4.625
05/01/2039
987,473
1,990,000 4.750
05/01/2050
1,873,035
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2017 (NR/NR)
4,625,000 4.750
(c)
11/01/2048
4,383,863

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
TSR Community Development District Special Assessment Bonds
for Northwest Assessment Area Series 2018 (NR/NR)
$ 1,200,000 5.000%
11/01/2039
$ 1,216,367
1,850,000 5.125
11/01/2049
1,852,993
TSR Community Development District Special Assessment RB for
2016 Project Series 2016 (NR/NR)
930,000 4.000
11/01/2027
926,996
3,160,000 4.625
11/01/2037
3,138,092
2,790,000 4.750
11/01/2047
2,654,791
TSR Community Development District Special Assessment RB for
Village 4 Project Series 2015 A (NR/NR)
2,420,000 5.625
11/01/2045
2,477,624
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
1,400,000 4.000
05/01/2052
1,163,219
Tuckers Pointe Community Development District Special
Assessment Revenue Note Series 2022 (NR/NR)
4,200,000 3.625
05/01/2032
3,955,760
Turnbull Creek Community Development District Senior Special
Assessment Refunding Series 2015 A-1 (NR/A)
2,245,000 4.375
05/01/2035
2,246,666
Twisted Oaks Pointe Community Development District City of
Wildwood Florida Special Assessment Bonds Series 2024
Assessment Area Three Project (NR/NR)
1,250,000 6.000
05/01/2055
1,264,645
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area One Project (NR/NR)
575,000 5.375
05/01/2043
584,820
Twisted Oaks Pointe Community Development District City of
Wildwood, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
675,000 5.875
05/01/2043
700,343
650,000 6.125
05/01/2054
674,178
Twisted Oaks Pointe Community Development District Special
Assessment Bonds for Assessment Area One Series 2023
(NR/NR)
750,000 5.625
05/01/2053
764,286
Two Creeks Community Development District RB Refunding for
Capital Improvement Senior Lien Series 2016 A-1 (NR/A)
1,695,000 3.500
05/01/2032
1,628,776
2,535,000 3.625
05/01/2037
2,415,909
Two Creeks Community Development District RB Refunding
for Capital Improvement Subordinate Lien Series 2016 A-2
(NR/NR)
615,000 4.750
05/01/2037
616,209
Two Lakes Community Development District Special Assessment
Expansion Area Series 2019 (NR/NR)
2,300,000 3.750
12/15/2039
2,029,241
Two Lakes Community Development District Special Assessment
Series 2017 (NR/NR)
1,000,000 5.000
(c)
12/15/2032
1,033,799
1,705,000 5.000
(c)
12/15/2037
1,742,912
5,330,000 5.000
(c)
12/15/2047
5,299,972
Two Rivers East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
3,190,000 5.875
05/01/2053
3,272,443
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
$ 1,850,000 5.250%
05/01/2052
$ 1,866,365
Two Rivers Two Rivers West Community Development District
Special Assessment Bonds Series 2023 (NR/NR)
2,000,000 6.125
11/01/2053
2,072,327
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 Series 2024
Project (NR/NR)
1,375,000 5.875
(c)
05/01/2054
1,382,062
Two Rivers West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,600,000 6.000
05/01/2043
1,669,906
2,545,000 6.250
05/01/2053
2,656,561
Union Park East Community Development District Capital
Improvement RB for Assessment Area One Series 2017 A-1
(NR/NR)
2,410,000 5.500
(c)
11/01/2047
2,455,143
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
2,800,000 3.375
05/01/2045
2,422,473
Varrea South Community Development District Capital
Improvement RB Series 2023 (NR/NR)
1,375,000 5.400
05/01/2053
1,409,799
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
1,090,000 5.250
05/01/2043
1,118,503
V-Dana Community Development District Special Assessment
Bonds for Assessment Area Two Series 2023 (NR/NR)
2,305,000 5.500
05/01/2054
2,359,794
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2020 (NR/NR)
1,400,000 4.000
(c)
05/01/2051
1,171,863
Venetian Parc Community Development District Special
Assessment Area One Project Series 2013 (NR/NR)
260,000 6.000
11/01/2027
269,109
2,050,000 6.500
11/01/2043
2,213,471
Venetian Parc Community Development District Special
Assessment Area Two Project Series 2013 (NR/NR)
375,000 6.375
11/01/2027
377,566
2,295,000 7.125
11/01/2044
2,311,711
Ventana Community Development District Special Assessment RB
Series 2018 (NR/NR)
4,655,000 5.125
(c)
05/01/2049
4,662,016
Veranda Community Development District II Special Assessment
Area 1 Gardens East Project Series 2018 A (NR/NR)
810,000 5.000
11/01/2039
821,516
1,375,000 5.125
11/01/2049
1,377,779
Veranda Community Development District II Special Assessment
Area 2 Preserve West Project Series 2018 A (NR/NR)
960,000 5.000
11/01/2039
973,649
1,560,000 5.125
11/01/2049
1,563,153
Veranda Community Development District II Special Assessment
Refunding for Veranda Estates Project Series 2021 (NR/NR)
245,000 3.600
(c)
05/01/2041
208,485
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
530,000 3.600
(c)
05/01/2041
451,008

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Veranda Community Development District II Special
Assessment Refunding for Veranda Oaks Project Series 2021
(NR/NR) – (continued)
$ 870,000 4.000%
(c)
05/01/2051
$ 720,430
Veranda Community Development District Special Assessment
Area Five Phase 2 Veranda Estates Project RB Refunding
Series 2024 (NR/NR)
1,025,000 5.375
05/01/2044
1,045,371
475,000 5.625
05/01/2054
481,569
Veranda Community Development District Special Assessment
Area Five Phase 3 Preserve East Project RB Refunding Series
2024 (NR/NR)
1,600,000 5.125
05/01/2044
1,626,452
3,250,000 5.375
05/01/2054
3,285,960
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
900,000 5.500
06/15/2053
923,693
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
4,355,000 4.000
05/01/2031
4,291,472
1,700,000 4.125
05/01/2034
1,662,308
1,000,000 4.250
05/01/2037
958,948
Verano #1 Community Development District Senior Special
Assessment Refunding for Community Infrastructure Project
Series 2017 A-1 (NR/BBB+)
1,980,000 4.000
(c)
05/01/2031
1,912,307
2,940,000 4.000
(c)
05/01/2037
2,811,837
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
735,000 5.125
11/01/2035
755,207
990,000 5.250
11/01/2046
999,573
Verano #2 Community Development District City of Port St. Lucie
Florida Special Assessment Bonds Series 2024 (NR/NR)
875,000 5.500
05/01/2044
885,589
1,910,000 5.800
05/01/2054
1,932,598
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
1,000,000 6.625
11/01/2052
1,069,105
Verano Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
500,000 5.375
05/01/2043
515,705
800,000 5.625
05/01/2053
827,473
Verano No. 2 Community Development District Special
Assessment Bonds for POD C Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
239,732
1,700,000 4.000
05/01/2050
1,423,879
Verano No. 2 Community Development District Special
Assessment Bonds for POD D Project Series 2020 (NR/NR)
370,000 4.000
05/01/2040
334,720
2,015,000 4.000
05/01/2050
1,686,276
Verano No. 2 Community Development District Special
Assessment Bonds for POD E Project Series 2020 (NR/NR)
265,000 4.000
05/01/2040
239,732
1,740,000 4.000
05/01/2050
1,456,139
Viera East Community Development District Special Assessment
Bonds Series 2020 (AGM) (NR/AA)
1,625,000 2.600
05/01/2034
1,353,159
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Viera Stewardship District Special Assessment RB Series 2023
(NR/NR)
$ 1,000,000 5.300%
05/01/2043
$ 1,025,372
2,750,000 5.500
05/01/2054
2,809,846
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
1,000,000 3.750
05/01/2037
908,712
Village Community Development District No. 13 Special
Assessment RB Series 2019 (NR/NR)
9,510,000 3.700
05/01/2050
8,052,892
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
4,100,000 3.250
(c)
05/01/2040
3,537,644
9,105,000 3.500
(c)
05/01/2051
7,351,677
Village Community Development District No. 15 Special
Assessment Rb Series 2023 (NR/NR)
4,600,000 5.250
(c)
05/01/2054
4,728,888
Village Community Development District No. 15 Special
Assessment RB Series 2023 (NR/NR)
2,050,000 5.000
(c)
05/01/2043
2,099,225
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
4,425,000 3.250
05/01/2052
3,356,300
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
1,150,000 5.250
05/01/2053
1,158,386
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
1,130,000 4.000
05/01/2052
939,487
Villamar Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
885,000 4.625
05/01/2039
867,775
1,355,000 4.875
05/01/2050
1,301,162
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
555,000 3.750
05/01/2040
512,290
1,000,000 4.000
05/01/2051
836,201
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
570,000 5.500
05/01/2044
584,788
1,000,000 5.750
05/01/2054
1,020,960
Vizcaya In Kendall Community Development District Special
Assessment Bonds Series 2016 (NR/BBB)
1,000,000 3.750
11/01/2031
939,204
1,000,000 4.000
11/01/2036
950,585
1,300,000 4.125
11/01/2046
1,153,359
Waterford Community Development District Capital Improvement
RB Series 2023 (NR/NR)
535,000 5.375
05/01/2043
547,599
670,000 5.600
05/01/2053
686,333
Waterford Landing Community Development District Capital
Improvement RB Series 2014 (NR/NR)
2,230,000 5.500
05/01/2034
2,231,665
3,810,000 5.750
05/01/2044
3,811,976
Watergrass Community Development District II Special
Assessment Bonds Series 2018 (NR/NR)
4,040,000 5.250
05/01/2049
4,063,301

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Waters Edge Community Development District Pasco County
Capital Improvement RB Refunding Senior Lien Series 2015
A-1 (NR/A)
$ 3,230,000 4.200%
05/01/2036
$ 3,146,140
Waterset Central Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
1,640,000 5.125
(c)
11/01/2038
1,667,120
2,800,000 5.250
(c)
11/01/2049
2,816,978
Waterset North Community Development District Special
Assessment RB Series 2014 (NR/NR)
1,200,000 5.125
11/01/2035
1,202,495
1,930,000 5.500
11/01/2045
1,932,825
Wellness Ridge Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,320,000 5.125
06/15/2043
1,351,764
1,215,000 5.375
06/15/2053
1,247,502
Wesbridge Community Development District Special Assessment
Series 2019 (NR/NR)
1,215,000 4.250
11/01/2049
1,063,505
West Hillcrest Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
1,150,000 5.500
06/15/2053
1,182,594
West Port Community Development District Special Assessment
Area Two Series 2020 (NR/NR)
570,000 3.625
(c)
05/01/2041
482,295
1,545,000 4.000
(c)
05/01/2051
1,276,276
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
550,000 5.250
05/01/2052
550,845
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
1,445,000 3.400
05/01/2041
1,188,075
West Villages Improvement District Capital Improvement
RB for Unit of Development No. 10 Series 2024
(Assessment Area One) (NR/NR)
1,150,000 5.625
05/01/2054
1,152,880
West Villages Improvement District Special Assessment RB for
Neighborhood Infrastructure Series 2022 (NR/NR)
475,000 5.375
05/01/2042
491,361
1,350,000 5.500
05/01/2053
1,382,320
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
850,000 5.375
05/01/2043
877,313
2,265,000 5.625
05/01/2053
2,339,105
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
2,340,000 4.750
05/01/2039
2,305,965
3,790,000 5.000
05/01/2050
3,756,941
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2023 (NR/NR)
570,000 6.250
05/01/2054
605,259
Westside Community Development District Special Assessment RB
for Solara Phase 1 Assessment Area Series 2018 (NR/NR)
440,000 5.000
(c)
05/01/2038
446,920
600,000 5.200
(c)
05/01/2048
604,689
Westside Community Development District Special Assessment RB
for Solara Phase 2 Assessment Area Series 2019 (NR/NR)
990,000 4.625
05/01/2039
970,730
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Westside Community Development District Special Assessment
RB for Solara Phase 2 Assessment Area Series 2019
(NR/NR) – (continued)
$ 1,590,000 4.850%
05/01/2049
$ 1,525,680
Westside Community Development District Special Assessment RB
Refunding Series 2019 (NR/NR)
800,000 4.100
(c)
05/01/2037
756,882
795,000 4.125
(c)
05/01/2038
744,907
Westside Community Development District Special Assessment RB
Series 2019 (NR/NR)
1,200,000 5.000
05/01/2039
1,214,992
2,000,000 5.200
05/01/2050
2,007,078
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
2,050,000 5.750
05/01/2044
2,080,715
2,550,000 6.000
05/01/2054
2,587,584
Westview North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
1,150,000 6.000
06/15/2052
1,196,343
Westview South Community Development District Special
Assessment Bonds for Assessment Area One, Series 2023
(NR/NR)
1,115,000 5.375
05/01/2043
1,135,654
3,505,000 5.600
05/01/2053
3,571,929
1,415,000 5.625
05/01/2053
1,449,962
Westview South Community Development District Special
Assessment Bonds for Assessment Area Two, Series 2023
(NR/NR)
600,000 5.375
05/01/2043
611,100
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
675,000 5.625
05/01/2053
691,677
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
830,000 5.500
05/01/2053
852,100
Whispering Pines Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
420,000 5.200
05/01/2044
422,550
490,000 5.500
05/01/2054
492,161
Willowbrook Community Development District City of Winter
Haven Florida Special Assessment Bonds Series 2024
Assessment Area One Project (NR/NR)
1,000,000 5.900
05/01/2055
1,006,072
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
1,100,000 5.750
05/01/2052
1,141,968
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
1,175,000 4.000
05/01/2052
974,431
Wind Meadows South Community Development District Special
Assessment Bonds for Assessment Area Two Series 2023
(NR/NR)
1,105,000 5.625
05/01/2053
1,135,836
Winding Cypress Community Development District Phase 3
Assessment Area Special Assessment Bonds Series 2019
(NR/NR)
970,000 5.000
11/01/2049
959,224

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Florida – (continued)
Winding Cypress Community Development District Special
Assessment Phase 1 and Phase 2 Assessment Area Series 2015
(NR/NR)
$ 1,770,000 5.000%
11/01/2045
$ 1,772,055
Windsor Cay Community Development District Lake County
Florida Special Assessment Bonds Series 2024 (NR/NR)
1,000,000 5.450
05/01/2044
1,010,573
1,000,000 5.750
05/01/2054
1,011,860
Windward at Lakewood Ranch Community Development District
Capital Improvement RB Series 2022 (NR/NR)
1,040,000 4.250
05/01/2052
879,220
Windward Community Development District Special Assessment
Series 2020 A-1 (NR/NR)
500,000 4.400
11/01/2035
493,069
625,000 4.250
05/01/2040
580,146
1,000,000 4.500
05/01/2051
902,534
Wiregrass Community Development District Capital Improvement
RB Series 2014 (NR/NR)
380,000 5.375
05/01/2035
382,932
3,010,000 5.625
05/01/2045
3,025,661
Wiregrass Community Development District Capital Improvement
RB Series 2016 (NR/NR)
780,000 4.875
05/01/2036
784,043
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
1,585,000 3.700
05/01/2040
1,378,202
3,450,000 3.875
05/01/2050
2,795,525
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
560,000 3.375
05/01/2041
458,288
890,000 4.000
05/01/2051
736,254
1,632,730,029
Georgia - 1.4%
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 A-1 (A1/A+)
1,500,000 5.250
07/01/2040
1,521,561
Atlanta Development Authority RB for New Downtown Atlanta
Stadium Project Senior Lien Series 2015 B (A2/A)
1,000,000 4.000
07/01/2040
976,666
Cherokee County Water and Sewerage Authority Georgia Water
and Sewerage RB, Series 2023 (Aa1/AA)
1,200,000 4.000
08/01/2053
1,160,097
Columbia County Hospital Authority Revenue Anticipation
Certificates, (Wellstar Health System, Inc. Project) Series
2023A (A2/A+)
1,495,000 5.125
04/01/2053
1,574,517
Coweta County Water and Sewerage Authority RB Series 2024
(NR/AA+)
1,865,000 5.000
06/01/2054
2,024,663
Development Authority of Dekalb County RB for The Globe
Academy, Inc., Project Series 2024A (Baa2/NR)
300,000 5.000
06/01/2050
301,074
480,000 5.000
06/01/2055
478,016
2,635,000 5.000
06/01/2063
2,570,382
Gainesville & Hall County Development Authority RB Refunding
for Riverside Military Academy Series 2017 (NR/NR)
900,000 5.125
03/01/2052
620,823
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Georgia – (continued)
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
$ 18,210,000 5.000%
(c)
01/01/2054
$ 16,873,066
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
11,905,000 4.000
01/01/2054
10,468,070
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/NR)
3,690,000 3.625
(c)
01/01/2031
3,516,390
1,340,000 5.000
(c)
01/01/2036
1,340,972
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
2,400,000 4.000
(c)
11/01/2024
2,392,942
2,990,000 4.000
(c)
11/01/2025
2,957,401
3,115,000 4.000
(c)
11/01/2026
3,058,399
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
7,000,000 5.000
(a)(b)
07/01/2053
7,425,294
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
7,235,000 5.000
(a)(b)
12/01/2053
7,734,360
Main Street Natural Gas Inc., Gas Supply RB, Series 2023C
(Aa1/NR)
500,000 5.000
(a)(b)
09/01/2053
530,840
Main Street Natural Gas, Inc. Gas Supply RB Series 2019 A
(A1/NR)
3,300,000 5.000
05/15/2043
3,382,294
17,350,000 5.000
05/15/2049
18,625,541
Main Street Natural Gas, Inc. Gas Supply RB, Series 2022B
(A3/NR)
25,000,000 5.000
(a)(b)
12/01/2052
26,210,422
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
13,750,000 5.000
(a)(b)
05/01/2054
14,599,980
Main Street Natural Gas, Inc., Gas Supply RB Series 2024B
(Aa1/NR)
7,500,000 5.000
(a)(b)
12/01/2054
7,946,788
Municipal Electric Authority of Georgia Plant Vogtle Project J
Bonds Series 2019A (A3/A)
5,000,000 5.000
01/01/2059
5,094,874
Municipal Electric Authority RB Georgia Plant Vogtle Units 3 & 4
Project Series 2019 A (A3/A)
2,500,000 5.000
01/01/2039
2,611,048
7,000,000 5.000
01/01/2049
7,181,261
Rockdale County Development Authority RB Refunding for Pratt
Paper LLC Project Series 2018 (NR/NR)
1,500,000 4.000
(c)
01/01/2038
1,478,448
154,656,189
Guam - 0.2%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
610,000 5.125
10/01/2034
611,205
220,000 5.250
10/01/2035
221,970
510,000 5.250
10/01/2036
513,320
300,000 5.375
10/01/2040
301,586
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (AMT) (Baa2/NR)
975,000 5.375
10/01/2043
969,225

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Guam – (continued)
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
$ 1,500,000 3.839%
10/01/2036
$ 1,267,605
1,925,000 4.460
10/01/2043
1,573,677
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
7,680,000 5.000
02/01/2040
7,597,183
Guam Government Limited Obligation RB Section 30 Series 2016
A (NR/BB)
500,000 5.000
12/01/2031
510,783
Guam Government Limited Obligation Section 30 Bond Series
2016A (NR/BB)
3,000,000 5.000
12/01/2046
3,008,277
Guam Waterworks Authority RB for Water & Wastewater System
Series 2020 A (Baa2/A-)
1,540,000 5.000
01/01/2050
1,582,036
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
5,000,000 5.000
01/01/2046
5,080,216
23,237,083
Hawaii - 0.7%
Department of Budget and Finance of The State of Hawaii Special
Purpose Refunding RB Hawai'I Pacific University Project
Series 2024 (NR/BB)
2,750,000 5.000
(c)
07/01/2039
2,758,375
2,750,000 5.125
(c)
07/01/2043
2,705,739
Hawaii State Department of Budget & Finance for Hawaii Pacific
Health Obligated Group Special Purpose RB Series 2023C
(A1/NR)
21,965,000 4.000
07/01/2047
21,158,860
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2017 B (Ba3/NR)
1,200,000 4.000
03/01/2037
797,389
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
15,755,000 3.200
07/01/2039
10,260,836
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
945,000 3.500
10/01/2049
596,504
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
2,450,000 5.000
05/15/2044
2,482,036
State of Hawaii Airports System RB Series 2022A (A1/AA-)
2,750,000 5.000
07/01/2047
2,863,739
State of Hawaii Department of Budget and Finance Pacific
University Special Purpose Revenue Refunding Bonds Series
2018 (NR/NR)
13,000,000 6.000
(c)
07/01/2028
13,386,261
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
18,675,000 3.100
05/01/2026
15,246,655
72,256,394
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Idaho - 0.0%
Avimor Community Infrastructure District No. 1 in The City of
Eagle Idaho in The Counties of Ada Boise and Gem Idaho
Special Assessment Bonds Series 2024 (NR/NR)
$ 2,350,000 5.875%
(c)
09/01/2053
$ 2,431,515
a a
Illinois - 6.6%
Belleville Tax Increment & Sales Tax Refunding RB for Carlyle
Green Mount Redevelopment Project Series 2021B (NR/NR)
915,000 3.750
07/01/2041
863,041
Board of Education of The City of Chicago Dedicated Capital
Improvement Series 2017 (NR/NR)
1,725,000 5.000
04/01/2046
1,745,801
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
2,500,000 5.000
12/01/2042
2,499,796
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
6,665,000 5.000
12/01/2047
6,722,250
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2023A (NR/BB+)
2,925,000 6.000
12/01/2049
3,218,538
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
8,000,000 5.000
12/01/2044
8,038,078
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
16,000,000 6.000
04/01/2046
16,756,318
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
9,310,000 0.000
(e)
12/01/2029
7,328,530
6,345,000 0.000
(e)
12/01/2030
4,781,546
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
185,000 0.000
(e)
12/01/2029
145,626
Chicago Illinois Board of Education GO Bonds Capital
Appreciation Series 2009 C (Baa3/BBB+)
160,000 0.000
(e)
01/01/2031
119,834
Chicago Illinois Board of Education GO Bonds Series 2017 A
(NR/BB+)
5,500,000 7.000
(c)
12/01/2046
5,923,320
Chicago Illinois Board of Education GO Refunding Bonds
Capital Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
23,595,000 0.000
(e)
12/01/2031
16,958,821
Chicago Illinois Board of Education GO Refunding Bonds Series
2005 A (AMBAC) (Ba1/BB+)
6,330,000 5.500
12/01/2027
6,464,550
3,000,000 5.500
12/01/2028
3,086,505
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Dedicated Alternate Revenues Series 2015 C (NR/BB+)
20,125,000 5.250
12/01/2035
20,134,344
10,410,000 5.250
12/01/2039
10,411,568
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2005 A
(AMBAC) (Ba1/BB+)
2,300,000 5.500
12/01/2030
2,402,129

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Illinois – (continued)
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
$ 13,525,000 6.038%
12/01/2029
$ 13,562,567
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2012 B (Ba1/BB+)
11,675,000 4.000
12/01/2035
11,472,677
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
54,375,000 7.000
12/01/2044
56,127,082
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
61,035,000 6.500
12/01/2046
63,425,527
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2017H (NR/BB+)
16,390,000 5.000
12/01/2046
16,424,983
Chicago Illinois Capital Appreciation Refunding & Project Series
2009 C (Baa3/BBB+)
11,415,000 0.000
(e)
01/01/2032
8,138,129
Chicago Illinois GO Bonds Project and Refunding RMKT 06/08/15
Series 2005 D (Baa3/BBB+)
1,700,000 5.500
01/01/2037
1,707,765
100,000 5.500
01/01/2040
100,270
Chicago Illinois GO Bonds Series 2015 A (NR/BBB+)
4,180,000 5.500
01/01/2039
4,193,184
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 E (Baa3/BBB+)
3,775,000 5.500
01/01/2042
3,783,122
Chicago Illinois GO Refunding Bonds RMKT 06/08/15 Series
2007 F (Baa3/BBB+)
2,500,000 5.500
01/01/2042
2,505,379
Chicago Illinois GO Refunding Bonds Series 2015 C (NR/BBB+)
14,455,000 5.000
01/01/2038
14,527,409
Chicago Illinois O’Hare International Airport RB General Airport
Senior Lien Series 2017D (AMT) (NR/A+)
255,000 5.000
01/01/2047
256,955
Chicago Illinois Wastewater Transmission RB Second Lien Series
2017 A (AGM) (NR/AA)
5,460,000 4.000
01/01/2052
5,159,808
Chicago Park District GO Bonds Limited Tax Series 2018 A
(NR/AA-)
2,585,000 4.000
01/01/2041
2,530,081
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
6,850,000 5.750
04/01/2048
7,620,259
City of Chicago Board of Education UT GO Bonds for Dedicated
Revenues Series 2018D (NR/BB+)
14,270,000 5.000
12/01/2046
14,231,244
City of Chicago Board of Education UT GO Bonds Series 2018D
(NR/BB+)
15,205,000 5.000
12/01/2046
15,246,143
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
4,700,000 4.000
12/01/2047
4,121,297
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
7,670,000 5.000
01/01/2048
7,759,671
City of Chicago GO Bonds Series 2019A (NR/BBB+)
5,000,000 5.500
01/01/2049
5,166,607
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago GO Bonds Series 2021B (NR/BBB+)
$ 2,383,000 4.000%
01/01/2049
$ 2,140,333
City of Chicago IL GO Bonds  Series 2019 (NR/BBB+)
5,000,000 5.000
01/01/2044
5,102,862
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (NR/A+)
1,165,000 5.250
01/01/2053
1,221,314
City of Chicago O’Hare International Airport General Airport
Senior Lien RB Series 2022A (AMT) (AGM) (NR/AA)
20,000,000 5.500
01/01/2053
21,316,696
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2017D (NR/A+)
7,450,000 5.000
01/01/2052
7,491,628
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
2,400,000 4.500
01/01/2048
2,396,946
1,000,000 5.500
01/01/2055
1,071,193
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue and RR Bonds Series 2018A
(AMT) (NR/A+)
3,500,000 5.000
01/01/2053
3,522,796
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2018A
(BAM) (NR/AA)
2,500,000 4.000
01/01/2043
2,422,295
City of Chicago, Chicago O'Hare International Airport General
Airport Senior Lien RB Series 2015C (AMT) (NR/A+)
1,000,000 5.000
01/01/2046
1,000,362
Cortland Illinois Special Service Area No. 9 Special Tax Bonds for
Richland Trails Project Series 2007-1 (NR/NR)
1,675,000 5.800
03/01/2037
1,416,773
County of Will Illinois GO Bonds Series 2019 (Aa1/AA+)
2,500,000 4.000
11/15/2047
2,386,209
Du Page County Special Service Area No. 31 Special Tax for
Monarch Landing Project Series 2006 (NR/NR)
963,000 5.625
03/01/2036
962,898
Eastern Illinois Economic Development Authority Business District
RB for Remington Road & I-57 Business District Series 2023
(NR/NR)
4,875,000 6.000
05/01/2046
4,926,197
Illinois Finance Authority RB for Clark-Lindsey Series 2022A
(NR/NR)
950,000 5.375
06/01/2042
880,389
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
4,000,000 5.625
(c)
08/01/2053
4,240,469
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
1,200,000 5.000
03/01/2047
1,121,013
1,050,000 5.000
03/01/2052
957,671
Illinois Finance Authority RB for Lake Forest College Series
2022A (NR/BBB)
2,250,000 5.500
10/01/2047
2,318,733
1,925,000 5.250
10/01/2052
1,936,324
Illinois Finance Authority RB for Plymouth Place Series 2022A
(NR/NR)
1,750,000 6.625
05/15/2052
1,830,371
3,700,000 6.750
05/15/2058
3,897,614

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
$ 12,425,000 6.125%
(c)
04/01/2049
$ 12,353,074
Illinois Finance Authority RB for Roosevelt University Series
2019A (NR/NR)
1,400,000 6.125
(c)
04/01/2058
1,361,927
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
1,000,000 4.000
10/01/2040
937,174
950,000 4.000
10/01/2050
848,116
Illinois Finance Authority RB Refunding for Franciscan
Communities Project Series 2017 A (NR/NR)
1,015,000 4.000
05/15/2027
1,004,115
2,825,000 5.000
05/15/2037
2,852,658
1,055,000 5.000
05/15/2047
1,029,657
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,500,000 4.000
09/01/2035
1,343,977
1,725,000 5.000
09/01/2036
1,681,703
2,000,000 4.000
09/01/2037
1,721,214
2,000,000 4.000
09/01/2039
1,668,309
1,500,000 5.000
09/01/2040
1,406,495
1,500,000 4.000
09/01/2041
1,217,315
Illinois Finance Authority RB Refunding for Illinois Wesleyan
University Series 2016 (Baa3/A-)
500,000 5.000
09/01/2036
506,787
3,470,000 5.000
09/01/2046
3,483,874
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
950,000 5.000
05/15/2051
812,703
765,000 5.000
05/15/2056
639,870
Illinois Finance Authority RB Series 2021 (NR/BB+)
2,125,000 4.000
(c)
10/01/2042
1,884,121
Illinois Finance Authority RB Series 2022A (NR/NR)
13,050,000 5.500
06/01/2057
11,773,304
Illinois Finance Authority RB, Columbia College Chicago, Series
2019 (NR/BBB-)
4,325,000 5.000
12/01/2049
3,954,358
Illinois Finance Authority Revenue Refunding Bonds for The
Admiral at The Lake Project Series 2017 (NR/NR)
10,995,000 5.000
05/15/2033
10,383,589
Illinois State GO Bonds Series 2014 (A3/A-)
2,525,000 5.000
05/01/2029
2,526,741
5,000,000 5.000
05/01/2039
4,999,905
Illinois State GO Bonds Series 2017 A (A3/A-)
9,500,000 5.000
12/01/2035
9,849,690
1,805,000 4.500
12/01/2041
1,817,528
4,730,000 5.000
12/01/2042
4,842,167
Illinois State GO Bonds Series 2017 D (A3/A-)
2,740,000 5.000
11/01/2028
2,857,068
Illinois State GO Bonds Series 2018 A (A3/A-)
5,280,000 5.000
05/01/2042
5,436,070
5,280,000 5.000
05/01/2043
5,423,234
Illinois State GO Bonds Series 2019 C (A3/A-)
1,500,000 4.000
11/01/2042
1,424,929
Illinois State GO Bonds Series 2020 (A3/A-)
1,575,000 5.500
05/01/2039
1,724,109
4,250,000 5.750
05/01/2045
4,615,935
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Series 2020 C (A3/A-)
$ 1,975,000 4.250%
10/01/2045
$ 1,943,232
Lincolnshire Special Service Area No. 1 Special Tax for
Sedgebrook Project Series 2004 A (NR/NR)
1,466,000 6.250
03/01/2034
1,467,041
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion 2002 A (NATL) (Baa2/A)
3,665,000 0.000
(e)
12/15/2029
2,942,381
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev
Bonds McCormick Place Expansion Proj * (NATL) (Baa2/A)
1,220,000 0.000
(e)
06/15/2028
1,039,358
Metropolitan Pier & Exposition Authority Dedicated State
Tax RB for McCormick Place Expansion Series 2002A
(NATL) (Baa2/A)
11,900,000 0.000
(e)
06/15/2038
6,587,758
Metropolitan Pier & Exposition Authority RB Capital
Appreciation for McCormick Place Expansion Series 2002 A
(NATL) (Baa2/A)
13,500,000 0.000
(e)
12/15/2032
9,574,334
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (ETM) (NATL) (NR/NR)
530,000 0.000
(e)
06/15/2030
431,708
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
1,320,000 0.000
(e)
12/15/2031
975,157
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AGM) (A1/AA)
3,200,000 0.000
(e)
06/15/2044
1,298,819
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 A (NR/A)
66,700,000 0.000
(e)
12/15/2056
12,421,961
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
97,495,000 0.000
(e)
12/15/2054
20,258,398
Metropolitan Pier & Exposition Authority RB Refunding
for McCormick Place Expansion Project Series 2017 B
(AGM) (A1/AA)
18,400,000 0.000
(e)
12/15/2056
3,768,055
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
2,200,000 0.000
(e)
12/15/2034
1,437,892
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project RB, Series 2010B1 (AGM) (A1/AA)
3,455,000 0.000
(e)
06/15/2045
1,319,741
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
2,125,000 4.000
06/15/2052
1,966,363
Plano Special Service Area No. 5 Special Tax Bonds for Lakewood
Springs Club Series 2006 (NR/NR)
1,412,000 6.000
03/01/2036
1,348,581
Regional Transportation Authority Illinois GO Bonds Series 2016
A (Aa3/AA)
5,000,000 4.000
06/01/2046
4,804,226

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Illinois – (continued)
Southwestern Illinois Development Authority
Environmental Improvement RB Series 2012
(United States Steel Corporation Project) (B1/BB-)
$ 3,300,000 5.750%
08/01/2042
$ 3,301,214
State of Illinois GO Bonds Series 2014 (A3/A-)
3,435,000 5.250
02/01/2033
3,437,646
2,665,000 5.250
02/01/2034
2,666,610
State of Illinois GO Bonds Series 2017 A (A3/A-)
9,500,000 4.250
12/01/2040
9,433,170
State of Illinois GO Bonds Series 2017 D (A3/A-)
4,910,000 3.250
11/01/2026
4,817,009
State of Illinois GO Bonds Series 2017C (A3/A-)
10,000,000 5.000
11/01/2029
10,419,164
State of Illinois GO Bonds Series 2020C (A3/A-)
1,000,000 4.000
10/01/2041
955,759
State of Illinois GO Bonds Series 2021A (A3/A-)
4,520,000 4.000
03/01/2041
4,345,350
9,000,000 5.000
03/01/2046
9,384,458
State of Illinois GO Bonds Series 2022A (A3/A-)
3,000,000 5.500
03/01/2047
3,261,172
State of Illinois GO Bonds Series of May 2024B (A3/A-)
3,500,000 5.250
05/01/2048
3,785,691
4,000,000 5.250
05/01/2049
4,316,340
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
2,000,000 5.000
10/01/2028
2,115,433
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
2,750,000 4.000
12/01/2033
2,756,698
7,950,000 4.250
12/01/2037
7,970,806
State of Illinois Sales Tax RB Junior Obligation Series C (NR/A)
10,000,000 5.000
06/15/2044
10,704,659
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
3,170,000 5.750
(c)
03/01/2053
3,246,563
Upper Illinois River Valley Development Authority RB Refunding
for Prairie Crossing Charter School Series 2020 (NR/NR)
480,000 5.000
(c)
01/01/2045
470,354
1,800,000 5.000
(c)
01/01/2055
1,721,396
Village of Bellwood Cook County Illinois Tax Increment RB Series
2024 (NR/BBB)
2,525,000 5.000
12/01/2050
2,556,256
Village of Morton Grove Tax Increment Senior Lien RB for
Sawmill Station Redevelopment Project Series 2019 (NR/NR)
2,000,000 5.000
01/01/2039
1,899,997
Village of Romeoville RB Refunding for Lewis University Series
2018 B (NR/BBB)
540,000 4.125
10/01/2041
478,357
2,330,000 4.125
10/01/2046
1,981,161
728,213,824
Indiana - 0.2%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
4,755,000 5.000
(c)
01/01/2054
4,922,273
Indiana Finance Authority Educational Facilities RB for Marian
University, Inc. Series 2019 A (NR/BBB)
400,000 4.000
09/15/2049
325,322
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
2,415,000 4.125
12/01/2026
2,419,612
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority Midwestern Disaster Relief RB Series
2012A (Baa3/NR)
$ 1,000,000 4.250%
11/01/2030
$ 1,003,331
Indiana Finance Authority RB for KIPP Indianapolis, Inc. Series
2020 A (Ba1/NR)
1,780,000 5.000
07/01/2055
1,736,183
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 B (Baa3/NR)
1,000,000 3.000
11/01/2030
936,562
Indiana Finance Authority RB Ohio Valley Electric Corp. Series
2012 C (Baa3/NR)
1,000,000 3.000
11/01/2030
936,562
Indiana Finance Authority Student Housing RB Series 2023A
(NR/BBB-)
2,100,000 5.000
06/01/2053
2,154,858
5,500,000 5.375
06/01/2064
5,711,859
Indianapolis Airport Authority Special Facilities RB for United Air
Lines, Inc. Project Series 1995 A (WR/NR)
7,520,823 6.500 *
11/15/2031
75
The Indianapolis Local Public Improvement Bond Bank, Indiana
Convention Center Hotel Senior RB, Series 2023E (NR/BBB-)
2,750,000 6.000
03/01/2053
3,016,824
Town of Upland RB Refunding for Taylor University, Inc. Series
2021 (NR/A-)
3,300,000 2.500
09/01/2050
1,956,457
25,119,918
Iowa - 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds for Iowa Fertilizer Company Project Series
2022 (Baa3/BBB-)
2,300,000 5.000
(a)(b)
12/01/2050
2,429,125
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
15,800,000 5.000
12/01/2050
16,744,861
Iowa Finance Authority RB for Lifespace Communities, Inc.
Obligated Group Series 2019 A-1 (NR/NR)
2,050,000 4.000
05/15/2055
1,543,927
3,600,000 5.000
05/15/2055
3,230,842
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
6,180,000 5.000
05/15/2043
5,910,437
3,350,000 5.000
05/15/2048
3,095,168
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
975,000 5.375
10/01/2052
1,008,062
tobacco Settlement Authority Asset Backed Bonds Class 1 Senior
Current Interest Bonds Series 2021A-2 (NR/BBB+)
3,000,000 4.000
06/01/2049
2,693,916
36,656,338
Kansas - 0.1%
City of Manhattan Health Care Facilities RB Series 2022A
(NR/NR)
2,070,000 4.000
06/01/2052
1,636,950
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,075,000 4.000
06/01/2046
896,293

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Kansas – (continued)
City of Prairie Village Special Obligation Tax Increment Revenue
Refunding Bonds Series 2021 (NR/NR)
$ 390,000 2.875%
04/01/2030
$ 377,771
940,000 3.125
04/01/2036
867,718
City of Topeka Health Care Facilities RB for Brewster Place Series
2022A (NR/NR)
1,775,000 6.500
12/01/2052
1,817,565
City of Wichita Health Care Facilities RB for Presbyterian Manors
Obligated Group Series III-2019 (NR/NR)
1,155,000 5.000
05/15/2028
1,107,846
1,215,000 5.000
05/15/2029
1,156,850
2,850,000 5.000
05/15/2034
2,605,983
1,190,000 5.000
05/15/2050
903,786
Kansas City Unified Government Sales Tax Special Obligation
Capital Appreciation RB for Vacation Village Project Area
Four - Multi-Sport Athletic Complex Project, Series 2015
(NR/NR)
2,440,000 0.000
(c)(e)
09/01/2034
1,021,611
12,392,373
Kentucky - 0.2%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022B (NR/NR)
3,150,000 4.450
(c)
01/01/2042
3,134,839
3,375,000 4.700
(c)
01/01/2052
3,303,582
City of Henderson, Kentucky Exempt Facilities RB Pratt Paper KY,
LLC Project Series 2022A (NR/NR)
1,540,000 4.700
(c)
01/01/2052
1,507,412
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
2,000,000 2.125
10/01/2034
1,542,052
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
3,000,000 2.000
02/01/2032
2,417,889
Kentucky Bond Development Corp. RB for Centre College of
Kentucky Series 2021 (A3/A)
750,000 4.000
06/01/2046
713,718
Kentucky Bond Development Corp. RB Refunding for
Transylvania University Series 2021 A (NR/A-)
205,000 4.000
03/01/2046
182,636
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Louisville Arena Authority, Inc. Series 2017 A
(AGM) (A1/AA)
900,000 4.000
12/01/2041
876,861
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
2,925,000 4.000
06/01/2045
2,772,532
Kentucky Economic Development Finance Authority RB
Refunding for CommonSpirit Health Obligated Group Series
2019 A-2 (A3/A-)
3,600,000 5.000
08/01/2049
3,697,470
Louisville & Jefferson County Metropolitan Government RB for
Norton Healthcare Obligated Group Series 2020 A (NR/A)
1,500,000 3.000
10/01/2043
1,174,242
21,323,233
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Louisiana - 0.9%
Calcasieu Parish Memorial Hospital Service District RB for
Southwest Louisiana Healthcare System Obligated Group
Series 2019 (NR/BB)
$ 1,600,000 5.000%
12/01/2034
$ 1,562,045
4,765,000 5.000
12/01/2039
4,552,798
City of New Orleans Public Improvement Bonds Series 2021A
(A2/A+)
5,000,000 5.000
12/01/2050
5,204,183
Juban Crossing Economic Development District Revenue and
Refunding Bonds for General Infrastructure Projects Series
2015C (NR/NR)
6,585,000 7.000
(c)
09/15/2044
6,591,200
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
1,410,000 5.500
06/01/2052
1,427,988
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,900,000 4.125
(c)
06/01/2039
1,751,818
2,300,000 4.375
(c)
06/01/2048
2,025,666
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
1,810,000 3.200
06/01/2041
1,461,417
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
5,395,000 6.625
(c)
06/15/2062
5,501,911
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
8,865,000 3.500
11/01/2032
8,553,157
Louisiana Public Facilities Authority RB for Geo Academies Mid-
City Project Series 2022 (NR/NR)
930,000 6.125
(c)
06/01/2052
961,934
1,325,000 6.250
(c)
06/01/2062
1,372,218
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
900,000 6.250
(c)
06/01/2052
902,942
1,850,000 6.375
(c)
06/01/2062
1,851,406
Louisiana Public Facilities Authority RB for Louisiana Children's
Medical Center Obligated Series 2020 A (AGM) (NR/AA)
2,000,000 3.000
06/01/2050
1,557,500
Louisiana Public Facilities Authority RB Refunding for Ochsner
Clinic Foundation Project Series 2017 (A3/A)
7,725,000 4.000
05/15/2042
7,569,438
3,100,000 5.000
05/15/2046
3,130,070
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
2,470,000 4.000
(c)
06/01/2051
1,835,424
2,070,000 4.000
(c)
06/01/2056
1,489,047
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
1,640,000 4.000
(c)
06/01/2051
1,218,662
1,065,000 4.000
(c)
06/01/2056
766,104
Louisiana Public Facilities Authority Revenue Bonds Series 2024A
(NR/NR)
4,730,000 7.375
(c)
06/01/2054
4,925,258
4,600,000 7.500
(c)
06/01/2059
4,812,277
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
10,000,000 5.000
05/15/2042
10,144,686

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Louisiana – (continued)
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
$ 4,455,000 5.000%
01/01/2040
$ 4,461,077
Parish of St. James RB for NuStar Logistics LP Series 2008
(Ba1/BB+) (PUTABLE)
1,400,000 6.100
(a)(b)(c)
06/01/2038
1,546,415
Parish of St. James RB for NuStar Logistics LP Series 2010
(Ba1/BB+)
2,375,000 6.350
(c)
07/01/2040
2,608,660
Plaquemines Port Harbor and Terminal District Dock and Wharf
Facilities RB Nola Terminal LLC Project Series 2024A
(NR/NR)
6,450,000 9.000
(c)
12/01/2044
6,389,512
96,174,813
Maine - 0.1%
Finance Authority of Maine RB Series 2021 (NR/NR)
10,175,000 8.000
(c)
12/01/2051
6,097,087
Maine Health & Higher Educational Facilities Authority RB for
Maine Medical Center Series 2018 A (A1/A+)
4,000,000 5.000
07/01/2048
4,096,177
10,193,264
Maryland - 0.8%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
3,000,000 4.000
01/01/2039
2,957,875
Baltimore Maryland Special Obligation Refunding for Baltimore
Research Park Project Series 2017 A (NR/NR)
2,950,000 4.500
09/01/2033
2,901,424
1,500,000 5.000
09/01/2038
1,505,495
City Council of Baltimore Convention Center Hotel Revenue
Refunding Bonds Series 2017 (NR/B+)
7,775,000 5.000
09/01/2042
7,379,885
City of Baltimore RB Refunding for Baltimore Hotel Corp. Series
2017 (NR/B+)
1,400,000 5.000
09/01/2028
1,394,690
2,235,000 5.000
09/01/2039
2,149,851
14,715,000 5.000
09/01/2046
13,520,713
City of Baltimore Tax Allocation for Harbor Point Special Taxing
District Project Series 2019 B (NR/NR)
325,000 3.550
(c)
06/01/2034
287,178
200,000 3.700
(c)
06/01/2039
172,040
300,000 3.875
(c)
06/01/2046
250,828
City of Baltimore Tax Allocation Refunding Senior Lien for Harbor
Point Special Taxing District Project Series 2019 A (NR/NR)
290,000 3.400
(c)
06/01/2034
255,602
310,000 3.450
(c)
06/01/2035
273,383
550,000 3.500
(c)
06/01/2039
470,955
1,650,000 3.625
(c)
06/01/2046
1,371,269
City of Brunswick Special Tax Refunding for Brunswick Crossing
Special Taxing District Series 2019 (NR/NR)
1,450,000 5.000
07/01/2036
1,472,624
County of Baltimore RB Refunding for Oak Crest Village, Inc.
Series 2020 (NR/NR)
2,370,000 4.000
01/01/2050
2,094,051
County of Baltimore RB Refunding for Riderwood Village
Obligated Group Series 2020 (NR/NR)
1,850,000 4.000
01/01/2045
1,732,738
9,765,000 4.000
01/01/2050
8,827,871
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Maryland – (continued)
County of Prince George's Special Obligation Bonds for Westphalia
town Center Project Series 2018 (NR/NR)
$ 4,535,000 5.250%
(c)
07/01/2048
$ 4,565,898
Frederick County Urbana Community Development Authority
Special Tax Series 2020 C (NR/NR)
3,755,000 4.000
(c)
07/01/2050
3,359,164
Maryland Economic Development Corp. RB for Baltimore City
Project Series 2018 A (NR/BBB)
2,375,000 5.000
06/01/2058
2,402,545
Maryland Economic Development Corp. RB for Morgan State
University Project Series 2020 (NR/BBB-)
925,000 4.000
07/01/2040
888,720
1,400,000 4.250
07/01/2050
1,300,576
1,025,000 5.000
07/01/2050
1,050,204
2,415,000 5.000
07/01/2056
2,465,479
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (Baa2/NR)
1,000,000 5.000
06/01/2044
1,027,551
Maryland Economic Development Corp. RB for Ports America
Chesapeake LLC Project Series 2019 A (AMT) (Baa2/NR)
2,250,000 5.000
06/01/2049
2,297,189
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
6,085,000 3.997
04/01/2034
4,822,077
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
1,000,000 5.750
07/01/2053
1,088,217
2,000,000 6.000
07/01/2058
2,207,118
Maryland Health & Higher Educational Facilities Authority RB
Refunding for Frederick Health, Inc. Obligated Group Series
2020 (Baa1/NR)
1,000,000 4.000
07/01/2050
931,633
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
840,000 3.000
10/01/2034
749,768
500,000 4.000
10/01/2040
471,334
Maryland Health and Higher Educational Facilities Authority RB
for Monocacy Montessori Communities Issue Series 2023
(NR/NR)
900,000 6.125
(c)
07/01/2053
927,030
900,000 6.250
(c)
07/01/2063
928,081
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
1,355,000 5.500
(c)
05/01/2052
1,337,773
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
13,800,000 0.000
(e)
05/01/2053
3,315,810
10,125,000 0.000
(e)
05/01/2054
2,302,632
8,750,000 0.000
(e)
05/01/2055
1,882,203
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
1,400,000 5.000
09/01/2035
1,365,699

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Maryland – (continued)
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
$ 1,450,000 5.000%
06/01/2051
$ 1,447,214
92,152,387
Massachusetts - 0.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2023 Series D (Aa1/AA+)
50,000,000 5.000
10/01/2050
54,007,020
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
2,130,000 3.000
04/01/2044
1,765,284
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
1,740,000 5.250
07/01/2052
1,858,235
Massachusetts Development Finance Agency RB for Linden Ponds,
Inc. Series 2018 (NR/NR)
1,000,000 5.000
(c)
11/15/2033
1,043,711
900,000 5.000
(c)
11/15/2038
936,101
2,350,000 5.125
(c)
11/15/2046
2,419,258
Massachusetts Development Finance Agency RB for Merrimack
College Series 2022 (NR/BBB-)
2,075,000 5.000
07/01/2052
2,087,194
Massachusetts Development Finance Agency RB for Simmons
College Issue Series 2015 K-1 (Baa2/BBB-)
1,950,000 5.000
10/01/2036
1,969,403
Massachusetts Development Finance Agency RB for Simmons
University issue, Series 2023 N (Baa2/BBB-)
580,000 5.250
10/01/2039
609,007
1,450,000 5.000
10/01/2043
1,467,653
Massachusetts Development Finance Agency Wellforce Obligation
Group RB Refunding Series 2019 A (NR/BBB-)
24,315,000 5.000
07/01/2044
24,223,838
92,386,704
Michigan - 2.1%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
106,985,536 4.000
(a)
04/01/2044
84,154,245
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
665,000 5.500
04/01/2031
717,002
470,000 5.500
04/01/2033
506,710
280,000 5.500
04/01/2034
301,891
300,000 5.500
04/01/2035
323,333
245,000 5.500
04/01/2036
263,597
465,000 5.500
04/01/2037
499,198
495,000 5.500
04/01/2038
529,483
355,000 5.500
04/01/2039
378,153
690,000 5.500
04/01/2040
732,070
1,360,000 5.500
04/01/2045
1,424,224
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
900,000 5.000
04/01/2050
911,440
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
1,145,000 2.960
04/01/2027
1,068,480
950,000 3.110
04/01/2028
873,324
450,000 3.244
04/01/2029
407,604
125,000 3.344
04/01/2030
111,180
475,000 3.644
04/01/2034
405,404
City of Detroit MI GO Bonds  Series 2020 (Baa2/BBB)
295,000 5.500
04/01/2032
318,087
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Michigan – (continued)
City of Detroit Unlimited Tax GO Bonds Series 2021A Tax-Exempt
Social Bonds (Baa2/BBB)
$ 675,000 4.000%
04/01/2042
$ 631,016
City of Detroit UT GO Bonds Series 2021A (Baa2/BBB)
2,750,000 5.000
04/01/2046
2,805,698
City of Detroit, County of Wayne, Unlimited Tax GO  Bonds Series
2023C (Tax Exempt) (Baa2/BBB)
1,200,000 6.000
05/01/2043
1,369,924
City of Detroit, County of Wayne, Unlimited Tax GO Bonds Series
2021A (Baa2/BBB)
725,000 4.000
04/01/2041
684,449
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (Baa2/BBB)
3,675,000 6.000
05/01/2039
4,270,749
City of Kalamazoo Economic Development Corporation Limited
Obligation RB for Heritage Community of Kalamazoo Revel
Creek Project Series 2020A (NR/NR)
3,880,000 5.000
05/15/2055
3,280,079
Detroit Downtown Development Authority RB Refunding for
Catalyst Development Project Series 2018 A (AGM) (NR/AA)
3,330,000 5.000
07/01/2036
3,340,145
11,250,000 5.000
07/01/2048
11,284,273
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
3,401,333 4.000
(a)
04/01/2044
2,675,470
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
4,675,000 4.328
(f)
07/01/2032
4,463,243
Grand Rapids Charter township Economic Development Corp. RB
Refunding for United Methodist Retirement Communities, Inc.
Obligated Group Series 2020 (NR/NR)
7,875,000 5.000
05/15/2037
7,599,122
4,125,000 5.000
05/15/2044
3,711,452
Ivywood Classical Academy Public School Academy Bonds, Series
2023 (NR/NR)
900,000 6.000
01/01/2054
908,180
900,000 6.250
01/01/2059
914,138
Kentwood Economic Development Corp. RB for Holland Home
Obligated Group Series 2021 (NR/NR)
475,000 4.000
11/15/2045
392,312
Kentwood Economic Development Corp. RB Refunding for
Holland Home Obligated Group Series 2022 (NR/NR)
1,725,000 4.000
11/15/2043
1,459,106
Michigan Finance Authority Act 38 Facilities Senior RB for the
Henry Ford Health Detroit South Campus Central Utility Plant
Project Series 2024 (Green Bonds) (A3/NR)
2,790,000 4.375
02/28/2054
2,752,621
Michigan Finance Authority Hospital RB for Henry Ford Health
System Obligated Group Series 2019 A (A2/A)
975,000 4.000
11/15/2050
912,608
Michigan Finance Authority Hospital RB for McLaren Health Care
Corp. Obligated Group Series 2019 A (A1/NR)
1,550,000 4.000
02/15/2050
1,443,205
Michigan Finance Authority Local Government Loan Program RB
for Detroit Water & Sewage Department Water Supply System
Project Series 2014D (Aa3/AA-)
1,600,000 5.000
07/01/2034
1,601,220

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Local Project Senior Lien Series
2014 C-3 (AGM) (Aa3/AA)
$ 2,175,000 5.000%
07/01/2032
$ 2,176,658
1,750,000 5.000
07/01/2033
1,751,334
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewerage Department
Sewage Disposal System Second Lien Series 2015 C (A1/A+)
1,600,000 5.000
07/01/2033
1,617,215
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2014 D-1
(AGM) (Aa3/AA)
1,000,000 5.000
07/01/2035
1,000,762
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
750,000 5.000
07/01/2035
756,168
Michigan Finance Authority Public School Academy Limited
Obligation Revenue & Revenue Refunding Bonds Series 2021
(NR/BB+)
800,000 4.000
12/01/2041
680,207
1,230,000 4.000
12/01/2051
968,827
Michigan Finance Authority Public School Academy Limited
Obligation Revenue Refunding Bonds Series 2021 (NR/NR)
1,515,000 4.250
12/01/2039
1,253,217
1,190,000 5.000
12/01/2046
1,018,216
Michigan Finance Authority RB Refunding for Hanley
International Academy, Inc. Series 2021 (NR/BB+)
1,000,000 5.000
09/01/2040
1,004,105
Michigan Finance Authority RB Refunding for Kettering
University Series 2020 (NR/A-)
475,000 4.000
09/01/2045
441,237
500,000 4.000
09/01/2050
449,331
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
7,225,000 3.267
06/01/2039
6,694,535
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
252,800,000 0.000
(e)
06/01/2065
27,021,767
Michigan Mathematics & Science Initiative RB Refunding Series
2021 (NR/BB+)
805,000 4.000
01/01/2031
782,008
1,115,000 4.000
01/01/2041
1,003,511
1,695,000 4.000
01/01/2051
1,432,190
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
2,545,000 4.125
06/30/2035
2,540,447
Michigan Strategic Fund RB Refunding for United Methodist
Retirement Communities, Inc. Obligated Group Series 2020
(NR/NR)
1,875,000 5.000
05/15/2037
1,809,315
1,400,000 5.000
05/15/2044
1,259,644
Michigan Strategic Fund Variable Rate Limited Obligation
RB for Graphic Packaging International Coated Recycled
Board Machine Project Green Bonds Series 2021
(Ba2/BB) (PUTABLE)
6,700,000 4.000
(a)(b)
10/01/2061
6,708,248
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Michigan – (continued)
Michigan tobacco Settlement Finance Authority RB for Capital
Appreciation Series 2007 B (NR/CCC-)
$ 42,935,000 0.000%
(e)
06/01/2052
$ 5,453,016
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
360,835,000 0.000
(e)
06/01/2058
11,555,091
Star International Academy RB Refunding Series 2020 (NR/BBB)
4,080,000 5.000
03/01/2033
4,100,523
Tipton Academy Michigan Public School Academy RB Series 2021
(NR/BB)
4,955,000 4.000
06/01/2051
3,698,105
Universal Academy RB Refunding Series 2021 (NR/BBB-)
1,035,000 4.000
12/01/2040
954,951
238,555,063
Minnesota - 0.3%
City of St. Paul Housing & Redevelopment Authority Charter
School Lease RB for Higher Ground Academy Project Series
2023 (NR/BB+)
1,630,000 5.500
12/01/2057
1,677,879
City of Woodbury RB Refunding for Math & Science Academy
Series 2020 A (NR/BB+)
540,000 4.000
12/01/2040
477,770
425,000 4.000
12/01/2050
347,960
Duluth Economic Development Authority Health Care Facilities
RB for Essentia Health Obligated Group Series 2018A
(NR/A-)
18,575,000 5.250
02/15/2058
18,999,853
Duluth Economic Development Authority Health Care Facilities
RB Refunding for Essentia Health Obligated Group Series
2018 A (NR/A-)
1,365,000 4.250
02/15/2048
1,310,092
Duluth Economic Development Authority RB Refunding for
Benedictine Health System Obligated Group Series 2021 A
(NR/NR)
1,400,000 4.000
07/01/2036
1,245,646
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
755,000 4.000
(d)
03/01/2029
767,171
1,260,000 4.000
(d)
03/01/2032
1,280,311
685,000 4.200
(d)
03/01/2034
699,508
Minnesota Higher Education Facilities Authority RB Refunding for
Bethel University Project Series 2017 (NR/BB+)
1,525,000 5.000
05/01/2032
1,509,161
2,400,000 5.000
05/01/2047
2,125,268
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
425,000 4.000
12/01/2034
405,810
650,000 4.000
12/01/2040
581,756
31,428,185
Mississippi - 0.1%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB)
4,000,000 2.375
06/01/2044
2,466,656
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
1,225,000 5.000
(c)
10/01/2030
1,247,303
1,530,000 5.000
(c)
10/01/2033
1,548,792
850,000 4.000
(c)
10/01/2034
769,552

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Mississippi – (continued)
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB) – (continued)
$ 700,000 4.000%
(c)
10/01/2035
$ 633,320
750,000 4.000
(c)
10/01/2036
674,524
3,000,000 4.000
(c)
10/01/2041
2,490,659
9,830,806
Missouri - 0.5%
Branson Regional Airport Transport Development District Series
2018A, B, & C (NR/NR)
545,266 5.000
(a)(c)
*
04/01/2043
16,358
Branson Regional Airport Transport Development District Series
2018B & C (NR/NR)
2,752,991 5.000
(a)(c)
*
04/01/2043
82,590
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
950,000 4.000
03/01/2041
922,500
2,825,000 3.000
03/01/2046
2,207,130
Cape Girardeau County IDA Health Facilities RB Refunding for
South Eastern Health Series 2017 A (A1/A+)
1,925,000 5.000
03/01/2036
1,972,936
City of Branson Industrial Development Authority Tax Increment
Refunding RB for Branson Shoppes Redevelopment Project
Series 2017A (NR/NR)
2,050,000 4.000
11/01/2027
1,983,361
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
2,550,000 5.000
05/15/2041
2,563,760
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
1,065,000 5.000
09/01/2029
1,073,416
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
1,850,000 5.250
02/01/2048
1,937,891
1,130,000 5.250
02/01/2054
1,175,669
I-470 Western Gateway Transportation Development District RB
Series 2019 A (NR/NR)
4,750,000 5.250
(c)
12/01/2048
4,751,691
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
870,000 3.500
11/01/2040
786,418
2,450,000 4.250
11/01/2050
2,040,469
Kansas City Missouri Industrial Development Authority Senior
Sales Tax RB Refunding and Improvement Bonds for Ward
Parkway Center Community Improvement District Series 2016
A (NR/NR)
1,000,000 5.000
(c)
04/01/2036
963,858
1,150,000 5.000
(c)
04/01/2046
1,034,806
Missouri Health & Educational Facilities Authority RB for Kansas
City Art Institute Series 2018 (NR/A-)
830,000 5.000
09/01/2038
859,208
2,600,000 5.000
09/01/2048
2,641,786
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
1,330,000 5.000
09/01/2033
1,337,332
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Missouri – (continued)
Missouri Southern State University RB Series 2019 A
(AGM) (NR/AA)
$ 400,000 3.000%
10/01/2044
$ 330,189
500,000 3.125
10/01/2049
402,209
Plaza at Noah's Ark Community Improvement District RB
Refunding Series 2021 (NR/NR)
1,375,000 3.125
05/01/2035
1,188,067
St. Louis IDA Financing RB Refunding for Ballpark Village
Development Project Series 2017 A (NR/NR)
3,250,000 4.750
11/15/2047
2,495,875
Stone Canyon Community Improvement District RB for Public
Infrastructure Improvement Project Series 2007 (NR/NR)
1,250,000 5.750 *
04/01/2027
112,500
Taney County IDA Sales Tax Revenue Improvement Bonds for Big
Cedar Infrastructure Project Series 2023 (NR/NR)
4,170,000 6.000
(c)
10/01/2049
4,170,897
The IDA of The City of Lee’S Summit Missouri Senior Living
Facilities RB John Knox Village Series 2024A (NR/NR)
4,725,000 5.000
08/15/2039
4,934,702
The IDA of The City of St. Louis Missouri Tax Increment and
Special District RB Union Station Phase 2 Redevelopment
Project Series 2024A (NR/NR)
2,300,000 5.750
06/15/2054
2,334,166
University City IDA Tax Increment Special District RB for Markets
at Olive Project Series 2023A (NR/NR)
2,035,000 4.875
06/15/2036
2,054,831
5,500,000 5.500
06/15/2042
5,541,267
51,915,882
Nevada - 0.4%
City of Henderson Local Improvement District No. T-21 Local
Improvement Bonds Series 2022 (NR/NR)
690,000 3.500
09/01/2045
546,097
470,000 4.000
09/01/2051
401,976
City of Las Vegas Nevada Special Improvement District No. 613
Sunstone Phases III and IV Local Improvement Bonds Series
2024 (NR/NR)
550,000 5.500
12/01/2053
550,573
City of Las Vegas Special Improvement District No. 813 for
Summerlin Village 26 Local Improvement Bonds Series 2017
(NR/NR)
280,000 4.250
06/01/2037
273,675
405,000 4.375
06/01/2042
392,476
460,000 4.500
06/01/2047
442,234
City of Las Vegas Special Improvement District No. 814 Special
Assessment Series 2019 (NR/NR)
475,000 4.000
06/01/2039
429,363
1,300,000 4.000
06/01/2044
1,102,510
1,290,000 4.000
06/01/2049
1,046,170
City of Las Vegas Special Improvement District No. 815 Special
Assessment Series 2020 (NR/NR)
920,000 5.000
12/01/2049
872,239
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
600,000 3.000
06/01/2041
456,845
1,270,000 3.125
06/01/2051
895,808
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR)
325,000 4.250
06/01/2034
316,319
320,000 4.625
06/01/2043
311,499

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Nevada – (continued)
City of North Las Vegas Special Improvement District No. 64
Special Assessment Bonds Series 2019 (NR/NR) – (continued)
$ 560,000 4.625%
06/01/2049
$ 533,558
City of Sparks RB Refunding for Nevada Tourism Improvement
District No. 1 Senior Project Series 2019 A (Baa2/NR)
1,070,000 2.750
(c)
06/15/2028
1,022,807
Department of Business and Industry RB for Brightline West
Passenger Rail Project, Series 2020A-3 (NR/NR)
9,200,000 8.125
(a)(b)(c)
01/01/2050
9,566,006
Henderson Local Improvement District No. T-16 Special
Assessment Limited Obligation Series 2005 (NR/NR)
685,000 5.125
03/01/2025
681,887
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
2,130,000 4.000
09/01/2035
1,941,090
Las Vegas Convention & Visitors Authority Convention Center
Expansion RB Series 2018B (Aa3/AA-)
3,700,000 4.000
07/01/2049
3,492,598
Las Vegas Convention & Visitors Authority RB Refunding Series
2017 B (Aa3/AA-)
700,000 5.000
07/01/2030
729,525
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
2,635,000 5.000
07/01/2045
2,664,158
2,825,000 5.000
07/01/2051
2,833,234
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016B (Non-AMT) (A3/A) (PUTABLE)
5,000,000 4.125
(a)(b)
03/01/2036
5,008,623
Washoe County Nevada Gas and Water Facilities Refunding RB
Series 2016C (AMT) (A3/A) (PUTABLE)
3,000,000 4.125
(a)(b)
03/01/2036
3,005,174
39,516,444
New Hampshire - 0.8%
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
2,300,000 5.250
07/01/2048
2,410,099
National Finance Authority Special RB Caldwell Ranch Project
Brazoria and Fort Bend Counties Texas Series 2024 (NR/NR)
3,525,000 4.875
(c)(i)
12/01/2033
3,503,344
National Finance Authority Specialty Pharmacy Limited Obligation
RB University Hospitals Home Care Services Inc. Series
2024A (NR/NR)
16,505,000 5.625
(c)
12/15/2033
16,870,081
6,965,000 6.250
(c)
12/15/2038
7,191,200
New Hampshire Business Finance Authority RB for Casella Waste
Systems, Inc. Series 2013 (B1/B+)
1,800,000 2.950
(c)
04/01/2029
1,685,294
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 A (B3/B)
6,800,000 3.625
(a)(b)(c)
07/01/2043
5,646,126
New Hampshire Business Finance Authority RB Refunding for
Covanta Holding Corp. Series 2020 B (AMT) (B3/B)
10,545,000 3.750
(a)(b)(c)
07/01/2045
8,796,290
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
12,450,000 4.000
01/01/2051
9,993,739
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New Hampshire – (continued)
New Hampshire Health and Education Facilities Authority RB
for Dartmouth Hitchcock Health Obligated Group 2020 A
(AGM-CR) (NR/AA)
$ 5,000,000 5.000%
08/01/2059
$ 5,372,666
New Hampshire Health and Education Facilities Authority RB
Refunding for Dartmouth-Hitchcock Obligation Group Series
2017 A (NR/A)
2,150,000 5.000
08/01/2033
2,233,654
3,170,000 5.000
08/01/2035
3,295,151
2,000,000 5.000
08/01/2036
2,076,781
5,350,000 5.000
08/01/2037
5,546,432
2,935,000 5.000
08/01/2038
3,032,585
4,235,000 5.000
08/01/2039
4,359,535
1,710,000 5.000
08/01/2040
1,751,750
83,764,727
New Jersey - 4.1%
New Jersey Economic Development Authority Energy Facilities
RB for UMM Energy Partners, LLC Project Series 2012 A
(AMT) (Baa2/NR)
1,000,000 4.750
06/15/2032
1,000,018
1,000,000 5.000
06/15/2037
1,000,059
1,000,000 5.125
06/15/2043
1,000,010
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
500,000 5.000
07/01/2037
502,329
1,150,000 5.000
07/01/2047
1,136,066
New Jersey Economic Development Authority RB Refunding for
New Jersey Natural Gas Co. Series 2011 C (AMT) (A1/NR)
6,000,000 3.000
08/01/2041
4,907,125
New Jersey Economic Development Authority Special Facilities
RB for Continental Airlines, Inc. Project Series 2000 A
(AMT) (Ba3/BB-)
5,000,000 5.625
11/15/2030
5,043,694
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
23,275,000 5.250
09/15/2029
23,297,109
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 2000 (Ba3/BB-)
5,000,000 5.625
11/15/2030
5,043,694
New Jersey Economic Development Authority State Lease RB for
Health Department Project Series 2018 A (A2/A-)
2,470,000 5.000
06/15/2047
2,519,440
New Jersey Economic Development Authority State Lease RB for
Juvenile Justice Commission Facilities Project Series 2018 C
(A2/A-)
5,000,000 5.000
06/15/2042
5,137,669
New Jersey Economic Development Authority Tax Exempt Private
Activity Bonds for Goethals Bridge Replacement Project
Series 2013 (NR/A-)
1,000,000 5.375
01/01/2043
1,000,693
New Jersey Educational Facilities Authority RB for Rider
University A New Jersey Non-Profit Corp. Series 2017 F
(Caa1/BB)
3,450,000 4.000
07/01/2042
2,519,073
New Jersey Educational Facilities Authority RB for Seton Hall
University Series 2020 C (AGM) (A1/AA)
1,110,000 3.250
07/01/2049
915,787

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology 2020 Series A (NR/BBB+)
$ 1,710,000 5.000%
07/01/2045
$ 1,746,800
New Jersey Educational Facilities Authority RB for Stevens
Institute of Technology Series 2020 A (NR/BBB+)
3,350,000 3.000
07/01/2050
2,449,244
New Jersey Health Care Facilities Financing Authority
RB Refunding for University Hospital Series 2015 A
(AGM) (A1/AA)
9,700,000 4.125
07/01/2038
9,696,417
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C
(AMBAC) (A2/A-)
93,770,000 0.000
(e)
12/15/2036
58,039,523
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
25,400,000 0.000
(e)
12/15/2034
17,172,447
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2006 C
(AMBAC) (A2/A-)
115,550,000 0.000
(e)
12/15/2035
74,695,714
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2008 A
(A2/A-)
47,575,000 0.000
(e)
12/15/2035
30,754,207
35,245,000 0.000
(e)
12/15/2038
19,923,554
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
4,000,000 0.000
(e)
12/15/2026
3,654,906
1,900,000 0.000
(e)
12/15/2034
1,279,292
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2014 AA (A2/A-)
15,000,000 5.000
06/15/2038
15,007,502
New Jersey Transportation Trust Fund Authority RB for
Transportation Program Bonds Series 2015 AA (A2/A-)
1,000,000 5.250
06/15/2041
1,010,818
2,500,000 5.000
06/15/2045
2,517,682
1,770,000 5.000
06/15/2046
1,781,318
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
10,000,000 0.000
(e)
12/15/2030
7,853,863
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (AGM) (A1/AA)
11,150,000 0.000
(e)
12/15/2033
7,835,722
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2008 A (A2/A-)
52,985,000 0.000
(e)
12/15/2036
32,795,394
5,470,000 0.000
(e)
12/15/2037
3,239,590
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
3,280,000 0.000
(e)
12/15/2033
2,294,367
1,565,000 0.000
(e)
12/15/2036
968,667
5,000,000 0.000
(e)
12/15/2038
2,826,437
16,175,000 0.000
(e)
12/15/2039
8,743,967
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
1,130,000 5.000
06/15/2030
1,157,305
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
$ 5,275,000 4.250%
12/15/2038
$ 5,347,716
New Jersey Transportation Trust Fund Authority RB Series 2018
(A2/A-)
3,500,000 5.000
12/15/2033
3,698,689
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
935,000 3.000
06/15/2050
714,653
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds 2020 Series AA (A2/A-)
5,000,000 4.000
06/15/2050
4,761,000
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
5,325,000 4.250
06/15/2044
5,351,606
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 AA (A2/A-)
7,000,000 5.250
06/15/2043
7,311,282
New Jersey Transportation Trust Fund Authority Transportation RB
Series 2009 A (A2/A-)
230,000 0.000
(e)
12/15/2032
167,088
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2023 Series A (A2/A-)
5,200,000 4.250
06/15/2040
5,307,801
New Jersey Turnpike Authority RB Series 2024 B (A1/AA-)
10,000,000 4.125
01/01/2054
9,936,492
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
1,500,000 4.500
01/01/2048
1,537,170
3,000,000 5.250
01/01/2052
3,280,924
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
900,000 5.500
07/01/2058
927,043
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
20,000,000 5.000
01/01/2048
20,397,626
South Jersey Transportation Authority Transportation System RB
2022 Series A (Baa2/BBB+)
1,500,000 4.625
11/01/2047
1,528,333
Tobacco Settlement Financing Corp. RB Series 2018 B (NR/BBB-)
14,070,000 5.000
06/01/2046
14,198,705
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
11,570,000 6.750
(c)
12/01/2041
7,564,935
Union County Improvement Authority Solid Waste Disposal RB
Series 2019 (AMT) (NR/NR)
1,940,000 6.000
(c)
12/01/2025
1,805,396
456,303,961
New Mexico - 0.1%
City of Santa Fe RB for El Castillo Retirement Residences
Obligated Group Project Series 2019 A (NR/NR)
500,000 5.000
05/15/2044
477,537
1,000,000 5.000
05/15/2049
923,697
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
500,000 4.000
09/01/2033
503,287
375,000 4.000
09/01/2034
376,454
300,000 4.000
09/01/2035
300,134

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New Mexico – (continued)
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-) – (continued)
$ 1,200,000 4.000%
09/01/2040
$ 1,158,563
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
4,825,000 4.250
(c)
05/01/2040
4,488,078
8,227,750
New York - 7.6%
Brooklyn Arena Local Development Corp. Pilot RB for Barclays
Center Project Series 2009 (Ba1/NR)
9,610,000 0.000
(e)
07/15/2045
3,586,564
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
1,240,000 3.000
07/15/2043
964,806
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
19,300,000 5.000
07/15/2042
19,606,903
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
5,740,000 0.000
(e)
07/15/2046
2,035,410
Build NYC Resource Corp. RB for Global Community Charter
School Project Series 2022A (NR/BB+)
1,175,000 5.000
06/15/2052
1,182,636
950,000 5.000
06/15/2057
953,069
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
670,000 5.000
07/01/2052
674,475
505,000 5.000
07/01/2056
506,655
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
4,920,000 5.000
(c)
12/01/2051
4,444,966
1,100,000 5.000
(c)
12/01/2055
979,184
Build NYC Resource Corp. RB for Kipp NYC Public School
Facilities Canal West Project Series 2022 (NR/BBB-)
2,750,000 5.250
07/01/2052
2,844,278
2,000,000 5.250
07/01/2057
2,063,737
5,000,000 5.250
07/01/2062
5,142,595
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
590,000 4.000
(c)
06/15/2051
475,544
450,000 4.000
(c)
06/15/2056
352,872
Build NYC Resource Corp. RB for Shefa School Series 2021 A
(NR/NR)
850,000 2.500
(c)
06/15/2031
757,811
4,965,000 5.000
(c)
06/15/2051
4,871,174
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
6,125,000 6.500
(c)
07/01/2042
6,293,874
1,900,000 6.500
(c)
07/01/2052
1,939,725
1,850,000 6.500
(c)
07/01/2057
1,875,290
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
1,900,000 9.750
(c)
07/01/2032
1,860,431
Build NYC Resource Corporation RB for Classical Charter
Schools Project Series 2023A (NR/BBB-)
800,000 4.750
06/15/2058
769,200
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corporation RB for Unity Preparatory
Charter School of Brooklyn Project, Series 2023A (NR/BB)
$ 725,000 5.500%
(c)
06/15/2053
$ 751,953
1,275,000 5.500
(c)
06/15/2063
1,311,266
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
1,100,000 4.750
06/01/2054
1,086,757
2,400,000 5.000
06/01/2064
2,409,541
City of New York GO Bonds Fiscal 2022 Series D Tax Exempt
Bonds Subseries D-1 (Aa2/AA)
4,100,000 4.500
05/01/2049
4,189,684
City of New York GO Bonds Fiscal 2024 Series C (Aa2/AA)
10,000,000 4.125
03/01/2054
9,844,593
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
5,250,000 4.000
03/01/2050
5,128,556
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose, Series 2024A
(Tax-Exempt) (Aa1/NR)
16,565,000 4.000
03/15/2054
15,965,453
Dutchess County Local Development Corp. RB for Health
QuestSystems, Inc. Project Series 2016B (Baa3/BBB)
18,375,000 5.000
07/01/2046
18,417,795
Dutchess County Local Development Corp. RB Refunding for
Bard College Project Series 2020 A (NR/BBB-)
1,000,000 5.000
07/01/2040
1,027,586
2,565,000 5.000
07/01/2045
2,600,057
5,775,000 5.000
07/01/2051
5,797,780
Empire State Development New York State Urban Development
Corp. State Personal Income Tax RB Series 2020E (NR/AA+)
1,710,000 3.000
03/15/2050
1,314,024
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
66,000,000 0.000
(c)(e)
06/01/2060
3,028,001
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
900,000 5.000
07/01/2033
915,099
850,000 5.000
07/01/2035
861,675
670,000 5.000
07/01/2036
677,464
Huntington Local Development Corp. RB for Gurwin Independent
Housing Obligated Group Series 2021 A (NR/NR)
5,060,000 5.250
07/01/2056
4,166,073
Metropolitan Transportation Authority RB Green Bond Series 2016
A-1 (A3/A-)
625,000 5.000
11/15/2027
642,099
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
7,950,000 4.750
11/15/2045
8,158,099
2,000,000 5.000
11/15/2050
2,083,093
2,000,000 5.250
11/15/2055
2,103,561
Metropolitan Transportation Authority RB Green Bond Series 2020
D-3 (A3/A-)
5,285,000 4.000
11/15/2050
5,033,928
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-1 (A3/A-)
950,000 4.000
11/15/2035
954,095
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2017 C-2 (A3/A-)
650,000 0.000
(e)
11/15/2040
316,676

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A3/A-)
$ 16,330,000 5.250%
11/15/2049
$ 17,775,168
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A3/AA)
27,600,000 4.000
11/15/2048
26,912,078
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
735,000 5.000
11/15/2029
759,144
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2019C (AGM) (A1/AA)
1,785,000 4.000
11/15/2048
1,735,177
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020A-1 (A3/A-)
4,435,000 4.000
11/15/2040
4,435,828
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
5,000,000 5.000
11/15/2045
5,271,208
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Subseries 2020A-1 (AGM) (A1/AA)
10,000,000 4.000
11/15/2050
9,708,173
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
550,000 5.250
11/15/2028
561,566
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
4,415,000 4.000
11/15/2045
4,302,733
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
202,665,000 0.000
(e)
06/01/2060
12,684,985
New York City Housing Development Corp. Multi-Family
Mortgage RB for 8 Spruce Street Series 2014 F (NR/NR)
2,000,000 4.500
02/15/2048
1,995,025
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
11,615,000 3.000
01/01/2046
9,039,561
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
1,975,000 3.000
03/01/2049
1,461,550
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AGM) (A1/AA)
16,470,000 3.000
03/01/2049
12,417,084
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2024 Series A, Subseries A-1 Tax
Exempt Bonds (Aa1/AAA)
5,000,000 4.000
05/01/2053
4,764,890
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate BondsFiscal
2019 Subseries A-4 (Aa1/AAA/A-1)
2,500,000 4.700
(a)(b)
08/01/2045
2,500,000
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
178,305,000 0.000
(e)
06/01/2060
10,803,607
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
6,250,000 5.150
(c)
11/15/2034
6,268,962
21,095,000 5.375
(c)
11/15/2040
21,151,528
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
29,525,000 7.250
(c)
11/15/2044
29,679,528
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
$ 42,270,000 5.000%
(c)
11/15/2044
$ 42,310,127
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
10,585,000 3.000
11/15/2051
7,890,391
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-2 (A1/NR)
1,350,000 2.625
09/15/2069
1,231,355
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
1,430,000 2.800
09/15/2069
1,285,549
New York State Dormitory Authority Personal Income Tax General
Purpose RB Series 2020A (Aa1/NR)
1,695,000 4.000
03/15/2043
1,669,526
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 B (Baa1/NR)
150,000 3.560
07/01/2026
144,962
150,000 3.670
07/01/2027
143,832
60,000 3.760
07/01/2028
57,113
300,000 3.820
07/01/2029
282,853
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
715,000 4.000
07/01/2031
672,721
870,000 4.000
07/01/2032
810,829
925,000 4.000
07/01/2033
854,376
845,000 4.000
07/01/2035
766,457
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
3,160,000 4.000
09/01/2045
2,906,818
2,325,000 4.000
09/01/2050
2,085,741
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (AGM) (A1/AA)
8,480,000 3.000
09/01/2050
6,378,401
New York State Dormitory Authority Revenues Non State
Supported Debt Series 2022 1- A (NR/AA-)
8,000,000 4.000
07/01/2051
7,688,894
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
1,685,000 2.875
(a)(b)(c)
12/01/2044
1,558,352
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
2,905,000 2.750
(a)(b)
09/01/2050
2,848,580
New York State Environmental Facilities Corporation Solid Waste
Disposal RB for Casella Waste Systems, Inc. Project Series
2020R-2 (B1/B+)
2,475,000 5.125
(a)(b)(c)
09/01/2050
2,561,049
New York State Thruway Authority General RB Series P (A1/A+)
2,070,000 5.000
01/01/2049
2,245,695
2,135,000 5.250
01/01/2054
2,349,652
New York State Thruway Authority New York State Personal
Income Tax Revenue Green Bonds, Series 2022C
(Climate Bond Certified) (NR/AA+)
5,000,000 5.000
03/15/2054
5,380,214

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
New York State Urban Development
Corporation State Personal Income Tax RB
(General Purpose) Series 2023A (Tax-Exempt) (Aa1/NR)
$ 18,900,000 5.000%
03/15/2058
$ 20,346,944
30,000,000 5.000
03/15/2063
32,177,241
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
975,000 4.000
12/01/2040
976,576
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
1,315,000 5.000
01/01/2031
1,358,910
4,665,000 5.000
01/01/2033
4,812,242
2,075,000 5.000
01/01/2034
2,139,654
10,465,000 4.000
01/01/2036
10,467,290
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
7,150,000 5.000
01/01/2036
7,362,038
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
9,000,000 4.000
10/01/2030
9,019,071
7,580,000 5.000
10/01/2035
7,968,797
12,975,000 5.000
10/01/2040
13,499,343
5,405,000 4.375
10/01/2045
5,292,860
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (AMT) (NR/NR)
10,000,000 4.000
04/30/2053
8,298,641
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 A
(AMT) (Baa1/NR)
700,000 4.000
12/01/2039
691,277
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
7,590,000 5.000
07/01/2041
7,590,040
8,500,000 5.000
07/01/2046
8,499,542
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
22,935,000 5.250
01/01/2050
22,935,500
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (AMT) (Baa2/NR)
10,000,000 4.000
07/01/2046
9,064,790
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
3,425,000 6.000
06/30/2054
3,761,435
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project (AMT) (Baa3/NR)
6,115,000 5.500
06/30/2054
6,481,518
New York Transportation Development Corp. Special Facilities
RB Series 2024 John F. Kennedy International Airport New
Terminal One Project Green Bonds (Baa3/NR)
17,250,000 5.000
06/30/2060
17,429,041
New York Transportation Development Corp. Special Facility RB
for Laguardia Airport Terminal B Redevelopment Project
Series 2016 A (AMT) (Baa2/NR)
2,500,000 4.000
07/01/2033
2,463,410
2,500,000 4.000
07/01/2041
2,364,107
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
$ 7,235,000 5.250%
08/01/2031
$ 7,673,573
9,565,000 5.375
08/01/2036
10,184,417
New York Transportation Development Corporation Special
Facilities RB, Series 2023 (Delta Air Lines, Inc. - Laguardia
Airport Terminals C&D Redevelopment Project) (Baa3/BB+)
6,875,000 5.625
04/01/2040
7,475,999
New York Transportation Development
Corporation Special Facilities RB, Series 2023
17,110,000 5.375
06/30/2060
17,661,977
Oneida County Local Development Corp. RB Mohawk
Valley Health System Project Series 2019
(Tax-Exempt) (AGM) (NR/AA)
420,000 4.000
12/01/2032
419,835
710,000 4.000
12/01/2033
709,661
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
910,000 4.000
12/01/2038
894,052
1,470,000 3.000
12/01/2039
1,218,073
980,000 3.000
12/01/2040
798,620
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
405,000 4.000
07/01/2039
365,811
4,835,000 3.000
07/01/2044
3,389,062
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
2,300,000 6.000
(c)
09/01/2043
2,518,850
Onondaga Civic Development Corp. New York Tax-Exempt RR
Bonds Crouse Health Hospital Inc. Project Series 2024A
(NR/NR)
900,000 5.125
(i)
08/01/2044
913,760
900,000 5.375
(i)
08/01/2054
923,083
Port Authority of New York Consolidated Bonds 234th Series
(Aa3/AA-)
1,850,000 5.250
08/01/2047
1,973,768
2,300,000 5.500
08/01/2052
2,478,372
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
6,510,000 4.250
05/01/2052
6,513,651
Suffolk Regional Off-Track Betting Corporation Tax Exempt GO
RB Series 2024 (NR/NR)
13,800,000 5.750
12/01/2044
14,373,650
13,800,000 6.000
12/01/2053
14,383,799
Town of Hempstead Local Development Corp. Education RB for
Evergreen Charter School Project Series 2022A (NR/BB)
5,155,000 5.500
06/15/2057
5,318,928
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2024A (NR/AA+)
48,695,000 5.000
05/15/2054
52,851,595
Triborough Bridge & Tunnel Authority Sales Tax RB for TBTA
Capital Lockbox City Sales Tax Series 2023A (NR/AA+)
10,000,000 4.250
05/15/2058
9,845,843
Triborough Bridge & Tunnel Authority Sales Tax RB Subseries
2024A-1 (NR/AA+)
15,000,000 4.125
05/15/2064
14,426,130

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
New York – (continued)
Westchester County Local Development Corp. RB Series 2016
(B1/BBB-)
$ 900,000 5.000%
11/01/2033
$ 876,643
965,000 5.000
11/01/2034
939,296
Westchester County Local Development Corporation RB for
Westchester Medical Center Obligated Group Project Series
2016 (B1/BBB-)
5,845,000 5.000
11/01/2046
5,453,058
Westchester County Local Development
Corporation RB, Series 2023
900,000 6.250
11/01/2052
1,015,211
Western Regional off-Track Betting Corp. RB Refunding Series
2021 (NR/NR)
1,785,000 4.125
(c)
12/01/2041
1,437,778
Yonkers Economic Development Corp. RB for Charter School of
Educational Excellence Project Series 2019 A (NR/NR)
475,000 5.000
10/15/2039
484,669
1,180,000 5.000
10/15/2049
1,182,084
1,225,000 5.000
10/15/2054
1,217,338
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
2,820,000 5.000
10/15/2040
2,890,087
1,325,000 5.000
10/15/2050
1,333,425
840,459,754
North Carolina - 0.4%
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
4,565,000 5.500
07/01/2047
4,973,924
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
6,740,000 5.250
07/01/2053
7,158,283
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
3,345,000 5.000
12/31/2037
3,375,921
North Carolina Department of Transportation Tax Exempt Private
Activity RB Series 2015 (NR/NR)
5,000,000 5.000
06/30/2054
5,003,058
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
365,000 4.000
09/01/2046
308,595
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
1,000,000 4.000
03/01/2041
887,760
6,025,000 4.000
03/01/2051
4,847,088
North Carolina Medical Care Commission RB for Maryfield, Inc.
Obligated Group Series 2020 A (NR/NR)
1,400,000 5.000
10/01/2045
1,327,909
3,260,000 5.000
10/01/2050
3,004,984
North Carolina Medical Care Commission RB for Rex Hospital,
Inc. Obligated Group Series 2020 A (A2/AA-)
2,000,000 3.000
07/01/2045
1,572,987
North Carolina Medical Care Commission RB Refunding for The
Presbyterian Home at Charlotte, Inc. Series 2019 A (NR/NR)
1,500,000 4.000
07/01/2039
1,265,373
1,650,000 5.000
07/01/2039
1,574,577
1,035,000 4.000
07/01/2044
808,944
1,160,000 5.000
07/01/2044
1,061,250
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB  Series 2024A (NR/NR)
$ 1,460,000 5.000%
10/01/2049
$ 1,502,812
2,745,000 5.125
10/01/2054
2,827,677
41,501,142
North Dakota - 0.0%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (AGM) (A1/AA)
1,925,000 3.000
12/01/2051
1,447,018
a a
Ohio - 4.3%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/BBB+)
8,200,000 3.000
06/01/2048
6,220,011
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
141,475,000 5.000
06/01/2055
130,419,974
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
336,480,000 0.000
(e)
06/01/2057
31,466,062
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset Backed Refunding Bonds Series 2020
(NR/BBB+)
3,330,000 4.000
06/01/2048
3,069,177
Centerville Ohio Health Care RB Refunding and Improvement for
Graceworks Lutheran Services Series 2017 (NR/NR)
2,400,000 5.250
11/01/2037
2,401,271
1,000,000 5.250
11/01/2047
931,274
2,320,000 5.250
11/01/2050
2,125,269
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
22,500,000 5.375
09/15/2027
22,508,426
Cleveland-Cuyahoga County Port Authority Tax Allocation for
Flats East Bank TIF District Series 2021 B (NR/NR)
2,490,000 4.500
(c)
12/01/2055
2,143,659
Cleveland-Cuyahoga County Port Authority Tax Allocation
Refunding for Flats East Bank TIF District Series 2021 A
(NR/BB)
1,345,000 4.000
(c)
12/01/2055
1,109,562
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
6,425,000 7.000
(c)
07/01/2053
6,606,100
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
1,505,000 5.000
05/15/2032
1,501,039
2,775,000 5.375
05/15/2037
2,779,223
3,910,000 5.500
05/15/2042
3,827,052
County of Darke RB for Wayne Hospital Company Obligated
Group Wayne Health Care Project Series 2019 A (NR/NR)
550,000 4.000
09/01/2040
472,396
825,000 4.000
09/01/2045
661,968
1,075,000 5.000
09/01/2049
963,346

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Ohio – (continued)
County of Franklin Health Care Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
$ 4,600,000 5.250%
07/01/2041
$ 4,603,267
12,065,000 5.500
07/01/2041
12,331,234
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
8,280,000 5.250
11/15/2055
7,536,275
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2015B (Ba2/BB)
1,470,000 4.000
11/15/2045
1,157,924
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
50,060,000 5.250
11/15/2048
51,036,991
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
4,205,000 5.500
11/01/2059
4,535,347
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
9,110,000 5.250
02/15/2047
9,182,143
3,450,000 5.000
02/15/2057
3,450,922
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2009 B (Baa2/BBB)
29,500,000 8.223
02/15/2040
32,895,695
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
7,520,000 5.000
02/15/2042
7,594,271
7,500,000 4.750
02/15/2047
7,426,210
Franklin County Convention Facilities Authority RB for Greater
Columbus Convention Center Project Series 2019 (NR/BBB-)
13,400,000 5.000
12/01/2051
13,176,938
Hamilton County Health Care RB Refunding for Life Enriching
Community Project Series 2012 (NR/NR)
2,000,000 5.000
01/01/2042
1,979,310
1,610,000 5.000
01/01/2046
1,562,531
Muskingum County Hospital Facilities RB Refunding for Genesis
Healthcare System Project Series 2013 (Ba2/BB+)
10,050,000 5.000
02/15/2048
9,291,064
Northeast Ohio Medical University RB Refunding Series 2021 A
(Baa1/NR)
450,000 3.000
12/01/2040
363,109
200,000 4.000
12/01/2045
179,580
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (NR/NR)
10,610,000 4.500
(c)
01/15/2048
10,488,306
Ohio Air Quality Development Authority Exempt Facilities RB for
Pratt Paper LLC Project Series 2017 (AMT) (NR/NR)
2,135,000 3.750
(c)
01/15/2028
2,132,170
4,230,000 4.250
(c)
01/15/2038
4,245,105
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
4,790,000 5.000
12/01/2050
4,495,719
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
10,060,000 5.000
01/15/2050
10,428,508
Ohio State Hospital RB Refunding for Aultman Health Foundation
Obligated Group Series 2018 (NR/NR)
1,075,000 5.000
(c)
12/01/2033
1,051,618
2,085,000 5.000
(c)
12/01/2038
2,001,571
5,000,000 5.000
(c)
12/01/2048
4,542,212
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Ohio – (continued)
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A2/A)
$ 2,000,000 3.000%
01/15/2045
$ 1,576,757
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
2,750,000 4.375
(a)(b)
06/15/2056
2,707,255
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
2,090,000 4.250
(c)
12/01/2050
1,864,170
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
4,225,000 5.000
12/01/2046
4,019,274
State of Ohio Higher Educational Facility RB for Capital
University 2022 Project (NR/BBB-)
1,800,000 6.000
09/01/2047
1,841,506
3,225,000 6.000
09/01/2052
3,279,389
State of Ohio Hospital RB for University Hospital Health System
Series 2021A (A2/A)
22,915,000 4.000
01/15/2046
21,934,630
State of Ohio Hospital RB Series 2020A (A2/A)
3,000,000 4.000
01/15/2050
2,785,389
toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
1,475,000 4.000
01/01/2043
1,391,730
950,000 4.000
01/01/2046
881,229
950,000 4.000
01/01/2051
851,095
2,520,000 4.000
01/01/2057
2,200,962
472,227,215
Oklahoma - 0.9%
Norman Regional Hospital Authority RB Norman Regional
Hospital Authority Obligated Group Series 2019 (Ba1/BBB-)
1,075,000 4.000
09/01/2045
882,253
Oklahoma County Finance Authority Charter School Lease RB
Astec Project Series 2024 (NR/NR)
900,000 6.000
(c)
06/15/2044
921,237
1,550,000 6.250
(c)
06/15/2054
1,580,379
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
31,535,000 5.500
08/15/2057
32,354,039
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (AGM) (A1/AA)
2,400,000 4.000
08/15/2052
2,156,096
2,000,000 4.125
08/15/2057
1,843,576
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
2,050,000 5.250
08/15/2048
2,085,630
8,005,000 5.500
08/15/2052
8,232,773
Oklahoma Water Resources Board Revolving Fund RB for
Drinking Water Program Series 2023A (OK CERF) (NR/AAA)
1,000,000 4.000
04/01/2048
982,936
4,000,000 4.125
04/01/2053
3,914,704
Tulsa Authority for Economic Opportunity Increment District
No. 8 Tax Allocation for Santa Fe Square Project Series 2021
(NR/NR)
7,130,000 4.375
(c)
12/01/2041
6,488,683
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 A (AMT) (NR/NR)
4,680,000 5.500
12/01/2035
4,684,033

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Oklahoma – (continued)
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
$ 25,675,000 5.500%
12/01/2035
$ 25,697,127
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2015 (NR/B+)
5,670,000 5.000
(a)(b)
06/01/2035
5,718,709
97,542,175
Oregon - 0.1%
Clackamas County Hospital Facility Authority RB Refunding for
Rose Villa, Inc. Obligated Group Series 2020 A (NR/NR)
130,000 5.250
11/15/2050
123,588
225,000 5.375
11/15/2055
214,986
Oregon Facilities Authority Tax Exempt RB Refunding Bonds for
Samaritan Health Services Project 2020 Series A (NR/BBB+)
270,000 5.000
10/01/2028
278,148
Port of Portland International Airport RB Series 28 (NR/AA-)
2,400,000 4.000
07/01/2047
2,271,470
The Hospital Facilities Authority of The City of Astoria Oregon RB
Columbia Memorial Hospital Project Series 2024 (NR/BBB)
5,175,000 5.250
08/01/2054
5,475,806
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
1,825,000 5.000
11/15/2051
1,466,984
9,830,982
Pennsylvania - 3.0%
Allegheny County Airport Authority Airport RB Series 2021A
(AMT) (A2/NR)
3,000,000 5.000
01/01/2056
3,080,969
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
32,000,000 4.000
04/01/2044
30,174,746
Allegheny County IDA Penn Hills Charter School of
Entrepeneurship Series A (NR/BB)
1,225,000 4.000
06/15/2041
1,080,892
975,000 4.000
06/15/2051
794,213
1,070,000 4.000
06/15/2056
849,940
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
3,900,000 4.875
11/01/2024
3,909,901
3,150,000 5.125
05/01/2030
3,322,518
Allentown Neighborhood Improvement Zone Development
Authority Subordinate Tax RB for City Center Project Series
2022 (NR/NR)
6,075,000 5.250
(c)
05/01/2042
6,049,424
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
7,750,000 5.000
(c)
05/01/2042
7,839,936
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2017 (Ba3/NR)
150,000 5.000
(c)
05/01/2027
153,013
1,400,000 5.000
(c)
05/01/2032
1,424,130
15,735,000 5.000
(c)
05/01/2042
15,780,843
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Refunding Project Series
2018 (Ba3/NR)
$ 1,000,000 5.000%
(c)
05/01/2033
$ 1,015,686
3,000,000 5.000
(c)
05/01/2042
3,013,696
Berks County IDA Health System RB for tower Health Project
Series 2017 (NR/CC)
8,745,000 5.000
11/01/2050
5,509,350
Berks County Industrial Development Authority Health System RB
for tower Health Project Series 2017 (NR/CC)
1,450,000 3.750
11/01/2042
913,500
Berks County Industrial Development Authority RB Refunding for
tower Health Obligated Group Series 2017 (NR/CC)
950,000 5.000
11/01/2029
598,500
1,745,000 5.000
11/01/2030
1,099,350
1,425,000 5.000
11/01/2034
897,750
Berks County Industrial Development Authority RB Refunding for
Tower Health Obligated Group Series 2017 (NR/CC)
9,500,000 4.000
11/01/2047
5,985,000
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BB-)
11,200,000 4.000
07/01/2051
8,425,350
Bucks County Industrial Development Authority RB for Grand
View Hospital and Sellersville PA Obligated Group Series
2021 (NR/BB-)
4,005,000 5.000
07/01/2054
3,517,984
Bucks County Industrial Development Authority RB Refunding for
Pennswood Village Obligated Group Series 2018 A (NR/NR)
1,250,000 5.000
10/01/2037
1,290,359
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
5,100,000 5.000
04/01/2044
5,146,672
1,800,000 5.750
04/01/2054
1,843,506
Chester County IDA RB for Collegium Charter School Project
Series 2022 (NR/BB)
2,850,000 6.000
(c)
10/15/2052
2,945,476
Chester County IDA Student Housing RB for University Student
Housing, LLC Project West Chester University Series 2013 A
(Ba2/NR)
500,000 5.000
08/01/2035
500,026
1,000,000 5.000
08/01/2045
967,067
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (AGM) (A1/AA)
2,325,000 4.000
06/01/2039
2,339,215
Cumberland County Municipal Authority RB Series 2015 (NR/NR)
745,000 5.000
01/01/2038
746,201
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
5,100,000 5.875
(c)
10/15/2040
4,186,301
17,325,000 6.250
(c)
10/15/2053
13,536,859
Dauphin County General Authority University RB for Harrisburg
University of Science & Technology Project Series 2017
(NR/BB-)
950,000 5.000
(c)
10/15/2034
791,897
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
2,375,000 5.375
(c)
07/01/2039
2,446,305

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Pennsylvania – (continued)
Doylestown Hospital Authority Commonwealth of Pennsylvania
Hospital RB 2013 Series A (B3/CCC)
$ 2,000,000 5.000%
07/01/2025
$ 1,999,927
2,095,000 5.000
07/01/2026
2,095,166
555,000 5.000
07/01/2027
555,076
1,000,000 5.000
07/01/2028
1,000,208
Doylestown Hospital Authority RB Series 2016A (B3/NR)
180,000 4.000
(d)
07/01/2045
185,934
Doylestown Hospital Authority RB Series 2016A (B3/CCC)
445,000 5.000
07/01/2041
443,487
1,620,000 4.000
07/01/2045
1,371,519
1,340,000 5.000
07/01/2046
1,303,409
Doylestown Hospital Authority RB Series 2019A (NR/NR)
105,000 5.000
(d)
07/01/2041
108,281
310,000 5.000
(d)
07/01/2046
319,685
Franklin County Industrial Development Authority RB Refunding
for Menno-Haven, Inc. Obligated Group Series 2018 (NR/NR)
1,100,000 5.000
12/01/2043
1,044,887
900,000 5.000
12/01/2048
825,207
1,750,000 5.000
12/01/2053
1,564,726
Geisinger Authority Health System RB for Geisinger Health
System Series 2007 (WR/AA-)
(3M USD LIBOR + 0.77%)
52,950,000 4.514
(f)
05/01/2037
49,708,539
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
750,000 5.000
03/01/2045
649,799
Latrobe Industrial Development Authority RB for Seton Hill
University Series of 2021 (NR/BBB-)
285,000 5.000
03/01/2032
290,102
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
450,000 4.000
03/01/2035
420,501
465,000 4.000
03/01/2036
431,097
275,000 4.000
03/01/2037
252,609
335,000 4.000
03/01/2039
299,498
250,000 4.000
03/01/2040
220,296
250,000 4.000
03/01/2041
217,586
625,000 4.000
03/01/2046
519,903
675,000 4.000
03/01/2051
537,118
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
3,420,000 5.250
07/01/2044
3,353,653
Mercer County Industrial Development Authority College RB for
Thiel College Project Series 2020 (NR/NR)
2,385,000 6.125
(c)
10/01/2050
1,450,750
Northampton County Industrial Development Authority RB
Refunding for Morningstar Senior Living, Inc. Obligated
Group Series 2019 (NR/NR)
1,900,000 5.000
11/01/2044
1,715,526
2,100,000 5.000
11/01/2049
1,840,454
Northeastern Pennsylvania Hospital & Education Authority RB for
King's College Project Series 2019 (NR/BBB)
945,000 5.000
05/01/2044
902,587
1,245,000 5.000
05/01/2049
1,150,338
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009B (NR/BB-)
3,675,000 5.250
(a)(b)
12/01/2038
3,711,306
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Economic Development Financing Authority Exempt
Facilities RR Bonds Series 2009C (NR/BB-)
$ 6,450,000 5.250%
(a)(b)
12/01/2037
$ 6,513,103
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-1 (NR/NR)
1,850,000 5.250
07/01/2049
1,934,768
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project, Series 2023B-2 (NR/NR)
2,750,000 5.000
07/01/2042
2,877,251
2,300,000 5.250
07/01/2046
2,422,717
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
2,250,000 4.000
07/01/2046
2,049,889
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
5,000,000 5.000
12/31/2057
5,160,529
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
1,375,000 5.250
06/30/2053
1,426,420
6,825,000 6.000
06/30/2061
7,480,827
Pennsylvania Higher Educational Facilities Authority La Salle
University RB Series 2012 (NR/BB-)
1,375,000 5.000
05/01/2037
1,190,512
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (NR/AA)
(3M USD LIBOR + 0.65%)
10,850,000 4.375
(f)
07/01/2039
10,086,573
Pennsylvania Higher Educational Facilities Authority RB for
Foundation for Indiana University of Pennsylvania Series 2007
A (AGC) (WR/AA)
(3M USD LIBOR + 0.60%)
5,885,000 4.328
(f)
07/01/2027
5,818,527
Pennsylvania Higher Educational Facilities Authority RB for La
Salle University Series 2012 (NR/BB-)
5,645,000 5.000
05/01/2042
4,628,928
Pennsylvania Higher Educational Facilities Authority Student
Housing RB Refunding for University Properties, Inc. Student
Housing Project Series 2016 A (Baa3/NR)
365,000 5.000
07/01/2031
360,192
400,000 5.000
07/01/2035
386,208
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
1,705,000 5.250
06/15/2052
1,716,209
Philadelphia Authority for Industrial Development Charter School
RB for Tacony Academy Charter School Project Series 2023
(NR/BB+)
1,150,000 5.375
(c)
06/15/2038
1,203,520
1,600,000 5.500
(c)
06/15/2043
1,667,700
Philadelphia Authority For Industrial Development La Salle
University RB Series 2017 (NR/BB-)
3,480,000 4.000
05/01/2042
2,495,931
Philadelphia Authority For Industrial Development La Salle
University RB Series 2024 (NR/BB-)
18,735,000 6.250
(c)
05/01/2042
17,769,718

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development RB for
Independence Charter School Series 2019 (NR/NR)
$ 2,225,000 5.000%
06/15/2050
$ 2,048,781
Philadelphia Authority for Industrial Development RB for MaST
Community Charter School II Series 2020 A (NR/BBB-)
310,000 5.000
08/01/2040
315,339
1,075,000 5.000
08/01/2050
1,085,833
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
3,000,000 5.000
07/01/2034
3,037,082
Philadelphia Hospitals and Higher Education Facilities Authority
RB Refunding for Temple University Health System
Obligation Group Series 2017 (Baa3/BBB)
4,490,000 5.000
07/01/2032
4,549,314
Scranton Redevelopment Authority RB Refunding for Guaranteed
Lease Series 2016 A (MUN GOVT GTD) (NR/BBB+)
1,820,000 5.000
11/15/2028
1,820,673
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
2,325,000 5.000
01/01/2038
2,352,149
Susquehanna Area Regional Airport Authority RB Refunding for
Airport System Series 2017 (Baa3/NR)
1,100,000 5.000
01/01/2035
1,115,864
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
475,000 5.000
10/01/2039
456,293
1,125,000 5.000
10/01/2049
1,007,726
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (WR/CC)
5,195,000 5.000
11/01/2044
3,272,850
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022A (NR/NR)
4,485,000 6.250
(c)
07/01/2057
4,435,567
Washington County Redevelopment Authority RB Refunding for
Victory Center Tax Increment Financing Project Series 2018
(NR/BB)
1,000,000 5.000
07/01/2028
994,744
1,000,000 5.000
07/01/2035
995,045
Westmoreland County Industrial Development Authority RB
Refunding for Excela Health Obligated Group Series 2020 A
(Baa3/NR)
1,400,000 4.000
07/01/2037
1,279,454
Westmoreland County Industrial Development Authority
Tax Exempt RB for Excela Health Project Series 2020A
(Baa2/NR) (Baa3/NR)
620,000 5.000
07/01/2028
633,485
329,255,470
Puerto Rico - 9.5%
GDB Debt Recovery Authority Bonds (NR/NR)
17,425,000 7.500
08/20/2040
16,902,250
HTA Trust Certificates Class L-2028 Units (NR/NR)
3,919,542 5.250
07/01/2038
3,920,500
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
7,950,000 5.000
(c)
07/01/2035
8,306,812
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
9,270,000 5.000
(c)
07/01/2037
9,718,322
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
$ 42,415,000 5.000%
(c)
07/01/2047
$ 42,917,919
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2021 C (NR/NR)
9,400,000 3.500
(c)
07/01/2026
8,930,236
9,400,000 3.750
(c)
07/01/2027
8,771,361
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding Series 2022 A (NR/NR)
2,000,000 4.000
(c)
07/01/2042
1,872,828
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 A (NR/NR)
2,500,000 4.000
(c)
07/01/2042
2,341,522
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Series 2021 B (NR/NR)
495,000 5.000
(c)
07/01/2025
499,254
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds 2021 B (NR/NR)
1,035,000 5.000
(c)
07/01/2037
1,079,686
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
33,370,000 4.000
(c)
07/01/2042
31,248,142
Puerto Rico Commonwealth GO Bonds (NR/NR)
51,585,662 0.000
(a)(g)(j)
11/01/2043
31,596,218
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
24,024,650 0.000
(a)(g)(j)
11/01/2051
12,432,756
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
38,246,940 0.000
(a)(g)(j)
11/01/2051
24,095,572
Puerto Rico Commonwealth GO CVIs (NR/NR)
2,012,047 0.010
(a)(g)(j)
11/01/2051
583,494
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
9,811,379 5.625
07/01/2029
10,522,855
16,610,960 5.750
07/01/2031
18,445,453
61,106,206 0.000
(e)
07/01/2033
40,773,709
3,435,196 4.000
07/01/2033
3,440,350
7,201,113 4.000
07/01/2035
7,069,058
10,253,482 4.000
07/01/2037
9,870,390
19,508,950 4.000
07/01/2041
18,182,496
51,667,776 4.000
07/01/2046
46,741,775
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
1,905,000 4.800 *
07/01/2029
954,881
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
31,935,000 5.000 *
07/01/2042
16,007,419
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
715,000 7.250 *
07/01/2030
358,394
6,190,000 7.000 *
07/01/2040
3,102,738
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
6,760,000 7.000 *
07/01/2033
3,388,450
14,065,000 6.750 *
07/01/2036
7,050,081
Puerto Rico Electric Power Authority Power RB Series 4 (NR/NR)
1,678,950 10.000 *
07/01/2022
841,574
Puerto Rico Electric Power Authority Power RB Series A-4
(NR/NR)
747,236 10.000 *
07/01/2019
374,552

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
$ 3,420,000 5.250%*
07/01/2031
$ 1,714,275
Puerto Rico Electric Power Authority Power RB Series AAA
(NR/NR)
130,000 5.250 *
07/01/2023
65,162
Puerto Rico Electric Power Authority Power RB Series B-4
(NR/NR)
747,235 10.000 *
07/01/2019
374,552
Puerto Rico Electric Power Authority Power RB Series BBB
(NR/NR)
90,000 5.400 *
07/01/2028
45,112
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
10,000,000 5.250 *
07/01/2026
5,012,500
4,980,000 5.000 *
07/01/2028
2,496,225
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
80,000 5.000 *
07/01/2022
40,100
90,000 4.250 *
07/01/2023
45,113
60,000 4.500 *
07/01/2023
30,075
50,000 4.600 *
07/01/2024
25,062
210,000 4.625 *
07/01/2025
105,263
900,000 5.000 *
07/01/2025
451,125
25,000 5.000 *
07/01/2026
12,531
65,000 4.800 *
07/01/2027
32,581
Puerto Rico Electric Power Authority Power RB Series E-1
(NR/NR)
5,036,850 10.000 *
01/01/2021
2,524,721
Puerto Rico Electric Power Authority Power RB Series E-2
(NR/NR)
5,036,850 10.000 *
07/01/2021
2,524,721
Puerto Rico Electric Power Authority Power RB Series E-3
(NR/NR)
1,678,950 10.000 *
01/01/2022
841,574
Puerto Rico Electric Power Authority Power RB Series EEE
(NR/NR)
1,175,000 5.950 *
07/01/2030
588,969
4,620,000 6.050 *
07/01/2032
2,315,775
115,000 6.250 *
07/01/2040
57,643
Puerto Rico Electric Power Authority Power RB Series SS
(NR/NR)
130,000 4.625 *
07/01/2030
65,163
Puerto Rico Electric Power Authority Power RB Series TT
(NR/NR)
300,000 4.200 *
07/01/2019
150,375
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
700,000 5.000 *
07/01/2025
350,875
9,895,000 5.000 *
07/01/2032
4,959,869
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
1,250,000 5.250
07/01/2032
1,241,666
Puerto Rico Electric Power Authority Power RB Series WW
(NR/NR)
2,000,000 5.500 *
07/01/2020
1,002,500
3,765,000 5.250 *
07/01/2033
1,887,206
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series WW
(WR/NR)
$ 16,115,000 5.500%*
07/01/2038
$ 8,077,644
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
42,715,000 5.250 *
07/01/2040
21,410,894
Puerto Rico Electric Power Authority Power RB Series XX
(NR/NR)
20,000 4.875 *
07/01/2027
10,025
Puerto Rico Electric Power Authority Power RB Series YY
(NR/NR)
2,460,000 6.125 *
07/01/2040
1,233,075
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
1,575,000 5.250 *
07/01/2026
789,469
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
65,000 3.700 *
07/01/2017
32,581
1,230,000 5.000 *
07/01/2017
616,538
145,000 4.250 *
07/01/2018
72,681
3,130,000 5.000 *
07/01/2019
1,568,913
260,000 4.250 *
07/01/2020
130,325
25,000 5.250 *
07/01/2020
12,531
80,000 4.375 *
07/01/2021
40,100
100,000 4.375 *
07/01/2022
50,125
65,000 5.000 *
07/01/2022
32,581
190,000 4.500 *
07/01/2023
95,237
135,000 4.625 *
07/01/2025
67,669
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds Series DDD (NR/NR)
215,000 3.300 *
07/01/2019
107,769
80,000 3.500 *
07/01/2020
40,100
155,000 3.625 *
07/01/2021
77,694
60,000 3.750 *
07/01/2022
30,075
730,000 3.875 *
07/01/2023
365,912
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
52,372,000 4.245
(f)
07/01/2029
51,201,795
Puerto Rico Electric Power Authority RB Refunding Series 2010
ZZ (NR/NR)
126,000 5.000 *
07/01/2024
63,157
Puerto Rico Electric Power Authority RB Series 2010 AAA
(NR/NR)
1,489,000 5.250 *
07/01/2027
746,361
2,119,000 5.250 *
07/01/2028
1,062,149
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
5,135,000 5.000 *
07/01/2037
2,573,919
Puerto Rico Electric Power Authority RB Series WW (NR/NR)
4,625,000 5.000 *
07/01/2028
2,318,281
Puerto Rico Industrial Tourist Educational,
Medical and Environmental Control Facilities
Financing Authority Dock and Wharf RB
1,355,000 6.500
01/01/2042
1,594,020
6,375,000 6.750
01/01/2045
7,548,138
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
11,000 0.000
(e)
07/01/2029
9,077
4,301,000 0.000
(e)
07/01/2031
3,264,794

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax
Capital Appreciation Restructured RB Series 2018 A-1
(NR/NR) – (continued)
$ 5,295,000 0.000%
(e)
07/01/2033
$ 3,681,271
364,146,000 0.000
(e)
07/01/2046
117,103,637
206,225,000 0.000
(e)
07/01/2051
48,254,382
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
108,671,000 4.329
07/01/2040
107,214,048
562,000 4.536
07/01/2053
535,184
13,175,000 4.784
07/01/2058
12,966,131
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
3,939,000 4.500
07/01/2034
3,944,721
54,641,000 4.750
07/01/2053
53,845,296
178,371,000 5.000
07/01/2058
177,676,602
1,051,766,681
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
21,500,000 5.250
05/15/2054
22,814,675
Rhode Island Health and Educational Building Corporation Public
Schools Financing RB for Town of Cumberland Issue Series
2023 A (NR/AA+)
10,000,000 4.125
05/15/2053
9,927,638
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(Non-AMT) (GNMA COLL) (Aa1/AA+)
7,290,000 4.600
10/01/2049
7,195,029
tobacco Settlement Financing Corp. RB Asset-Backed Bonds
Series 2007 B (NR/CCC-)
124,220,000 0.000
(e)
06/01/2052
21,163,734
61,101,076
South Carolina - 0.4%
Lancaster County Assessment RB for Edgewater Improvement
District Series 2003 A (NR/NR)
2,520,000 6.875
11/01/2035
2,522,036
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
6,160,000 5.250
(c)
06/15/2052
5,949,781
5,615,000 5.250
(c)
06/15/2057
5,336,908
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
6,925,000 4.500
11/01/2054
6,917,538
4,550,000 5.500
11/01/2054
5,050,782
South Carolina Jobs-Economic Development Authority RB for
ACTS Retirement-Life Communities, Inc. Obligated Group
Series 2018 C (NR/NR)
2,150,000 5.000
11/15/2047
2,184,448
South Carolina Public Service Authority Revenue Obligations 2015
Tax Exempt Series E (NR/A-)
5,000,000 5.250
12/01/2055
5,018,931
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (AGM) (A1/AA)
9,000,000 5.000
12/01/2052
9,369,219
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
South Carolina – (continued)
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
$ 2,000,000 3.000%
04/15/2049
$ 1,490,624
State of South Carolina Public Service Authority Revenue
Refunding Obligations Series 2022 A (BAM-TCRS) (A3/AA)
5,000,000 4.000
12/01/2052
4,590,739
48,431,006
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
1,050,000 4.000
08/01/2056
860,493
1,450,000 4.000
08/01/2061
1,163,951
2,024,444
Tennessee - 0.2%
City of Chattanooga Health, Educational & Housing Board RB for
Commonspirit Health Series 2019A-2 (A3/A-)
4,750,000 5.000
08/01/2049
4,876,429
Greeneville Health & Educational Facilities Board RB for Ballad
Health Obligated Group Series 2018 A (A3/A-)
1,230,000 4.000
07/01/2040
1,171,059
Health, Educational and Housing Facility Board of The
County of Knox Student Housing RB Series 2024A-1
(Tax-Exempt) (BAM) (NR/AA)
2,000,000 5.500
07/01/2059
2,165,663
4,000,000 5.000
07/01/2064
4,108,933
Health, Educational and Housing Facility Board of The County of
Shelby Series 2008B (AGM) (A1/AA/A-1)
105,000 4.700
(a)(b)
06/01/2042
105,000
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment RB Series 2021A
(NR/NR)
1,150,000 4.000
(c)
06/01/2051
956,634
Industrial Development Board of The Metropolitan Government of
Davidson County Senior Special Assessment Revenue Capital
Appreciation Bonds Series 2021B (NR/NR)
2,825,000 0.000
(c)(e)
06/01/2043
1,042,556
Memphis-Shelby County Industrial Development Board Tax
Allocation Refunding Bonds Series 2017 A (NR/NR)
100,000 4.750
07/01/2027
88,745
4,100,000 5.625
01/01/2046
2,865,853
Metropolitan Government Nashville & Davidson County Health &
Educational Facilities RB Refunding for Trevecca Nazarene
University Project Series 2019 (NR/NR)
335,000 5.000
10/01/2029
340,114
410,000 5.000
10/01/2039
416,594
500,000 5.000
10/01/2048
498,661
Metropolitan Nashville Airport Authority Airport Subordinate RB
Series 2022B (AMT) (A2/NR)
6,950,000 5.000
07/01/2054
7,125,002
Nashville Metropolitan Development & Housing Agency RB for
Fifth+ Broadway Development Project Series 2018 (NR/NR)
850,000 5.125
(c)
06/01/2036
861,306
26,622,549
Texas - 8.4%
Argyle Special Assessment RB for Waterbrook of Argyle Public
Improvement District Project Series 2018 (NR/NR)
500,000 4.625
(c)
09/01/2028
500,127
2,340,000 5.125
(c)
09/01/2038
2,348,843

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
Argyle Special Assessment RB for Waterbrook of Argyle
Public Improvement District Project Series 2018
(NR/NR) – (continued)
$ 2,580,000 5.250%
(c)
09/01/2047
$ 2,581,827
Arlington Higher Education Finance Corp. Education RB for Basis
Texas Charter Schools Inc. Series 2024 (Ba2/NR)
970,000 4.875
(c)(i)
06/15/2054
961,669
900,000 4.875
(c)(i)
06/15/2059
884,401
1,100,000 5.000
(c)(i)
06/15/2064
1,084,981
Arlington Higher Education Finance Corp. Education RB for Great
Hearts America - Texas Series 2024A (Baa3/NR)
1,100,000 5.000
08/15/2054
1,082,065
Arlington Higher Education Finance Corp. Education RB for
Harmony Public Schools Series 2024 (PSF-GTD) (NR/AAA)
10,500,000 4.000
02/15/2054
9,843,949
Arlington Higher Education Finance Corp. Education RB for
Legacy Traditional Schools Project Series 2022A (NR/NR)
5,500,000 6.750
(c)
02/15/2062
5,555,631
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
1,495,000 5.625
08/15/2052
1,417,230
1,780,000 5.750
08/15/2057
1,701,407
Arlington Higher Education Finance Corp. RB Refunding for
Wayside Schools Series 2021 A (NR/BB)
305,000 4.000
08/15/2036
288,360
560,000 4.000
08/15/2041
500,819
810,000 4.000
08/15/2046
694,522
Arlington Higher Education Finance Corporation Education RB for
Basis Texas Charter Schools Series 2023 (Ba2/NR)
2,285,000 4.875
(a)(b)(c)
06/15/2056
2,310,071
Aubrey Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
5,000,000 4.000
02/15/2052
4,756,326
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RB Refunding Series 2017 A (NR/BB+)
1,480,000 5.000
01/01/2029
1,491,075
Austin Convention Enterprises, Inc. Convention Center Hotel First
Tier RR Bonds, Series 2017A (NR/BB+)
450,000 5.000
01/01/2032
453,647
450,000 5.000
01/01/2033
453,726
Bastrop County Special Assessment for Double Eagle Ranch
Public Improvement District Area One Project RB Series 2023
(NR/NR)
900,000 5.375
(c)
09/01/2053
907,576
Board of Managers, Joint Guadalupe County - City of Seguin
Hospital Mortgage Improvement RB Refunding Bonds Series
2015 (NR/BB)
3,575,000 5.250
12/01/2035
3,561,713
2,435,000 5.000
12/01/2040
2,276,692
Brazoria County Industrial Development Corp. Solid Waste
Disposal Facilities RB for Aleon Renewable Metals Project
(NR/NR)
6,600,000 10.000
(a)(b)(c)
06/01/2042
6,607,583
Caddo Mills Independent School District Unlimited Tax School
Building Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
5,035,000 4.250
02/15/2053
4,939,588
Cedar Bayou Navigation District Special Assessment Series 2020
(NR/NR)
9,415,000 6.000
09/15/2051
7,743,230
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
Celina Independent School District Unlimited Tax School Building
Bonds, Series 2023 (PSF-GTD) (Aaa/AAA)
$ 10,000,000 4.000%
02/15/2053
$ 9,545,873
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2021D (A3/A)
3,670,000 3.000
01/01/2046
2,909,766
City of Anna Special Assessment Bonds for Hurricane Creek
Public Improvement District Project Series 2019 (NR/NR)
2,190,000 6.500
(c)
09/01/2048
2,263,818
City Of Anna Special Assessment RB for Anacapri Public
Improvement District Improvement Area 1 Project, Series 2023
(NR/NR)
2,300,000 7.375
(c)
09/15/2052
2,417,182
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
1,931,000 6.000
(c)
09/01/2052
1,961,421
City of Anna Special Assessment RB for The Woods At Lindsey
Place Public Improvement District Improvement Area #1
Project Series 2023 (NR/NR)
1,375,000 5.875
(c)
09/15/2053
1,400,122
City of Aubrey Special Assessment for Aubrey Public Improvement
District No. 1 RB Series 2023 (NR/NR)
1,425,000 5.875
(c)
09/01/2043
1,448,313
1,475,000 6.000
(c)
09/01/2053
1,497,886
City of Aubrey Special Assessment RB for Jackson Ridge Public
Improvement District Project Series 2022 (NR/NR)
1,620,000 6.000
(c)
09/01/2045
1,665,763
City of Austin Special Assessment RB for Estancia Hill Country
Public Improvement District Series 2018 (NR/NR)
4,150,000 5.125
(c)
11/01/2033
4,092,629
City of Austin Special Assessment RB for Whisper Valley Public
Improvement District Project Series 2022 (NR/NR)
1,170,000 5.500
(c)
11/01/2051
1,176,124
City of Bee Cave Special Assessment RB Series 2021 (NR/NR)
563,000 4.750
(c)
09/01/2031
521,513
1,540,000 5.000
(c)
09/01/2041
1,441,968
1,907,000 5.250
(c)
09/01/2051
1,797,256
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2020 (NR/NR)
430,000 3.750
(c)
09/01/2040
364,127
1,451,000 4.000
(c)
09/01/2050
1,201,317
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
450,000 4.250
(c)
09/01/2041
403,214
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
1,021,000 5.000
(c)
09/01/2051
976,091
City of Celina Special Assessment RB for Chalk Hill Public
Improvement District No. 2 Phases #2-3 Direct Improvement
Project Series 2023 (NR/NR)
1,624,000 6.000
(c)
09/01/2053
1,638,758
City of Celina Special Assessment RB for Cross Creek Meadows
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
2,105,000 5.500
(c)
09/01/2053
2,113,649
1,424,000 6.125
(c)
09/01/2053
1,445,155
City of Celina Special Assessment RB for Harper Estates Public
Improvement District Project Series 2023 (NR/NR)
6,576,000 6.750
(c)
09/01/2052
6,635,922

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Special Assessment RB for Hillside Public
Improvement District Series 2022 (NR/NR)
$ 812,000 3.375%
(c)
09/01/2042
$ 621,854
3,549,000 4.000
(c)
09/01/2052
2,858,281
City of Celina Special Assessment RB for Mosaic Public
Improvement District Phase #1 Project Series 2023 (NR/NR)
1,225,000 5.125
(c)
09/01/2043
1,201,722
1,676,000 5.500
(c)
09/01/2053
1,676,897
City of Celina Special Assessment RB for Parks At Wilson Creek
Series 2021 (NR/NR)
120,000 2.750
(c)
09/01/2026
114,385
221,000 3.500
(c)
09/01/2026
214,371
240,000 3.250
(c)
09/01/2031
216,161
446,000 4.000
(c)
09/01/2031
420,410
1,134,000 3.500
(c)
09/01/2041
951,029
959,000 4.250
(c)
09/01/2041
868,437
1,916,000 4.000
(c)
09/01/2051
1,606,102
1,410,000 4.500
(c)
09/01/2051
1,245,319
City of Celina Special Assessment RB for Parvin Public
Improvement District Project Series 2023 (NR/NR)
1,604,000 6.500
(c)
09/01/2043
1,619,985
2,100,000 6.750
(c)
09/01/2053
2,125,277
City of Celina Special Assessment RB for Ten Mile Creek Public
Improvement District Project Series 2023 (NR/NR)
701,000 6.250
(c)
09/01/2042
710,423
1,365,000 5.750
(c)
09/01/2052
1,386,833
1,175,000 6.500
(c)
09/01/2052
1,193,165
City of Celina Special Assessment RB for Wells South Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,215,000 5.625
(c)
09/01/2052
1,225,255
City of Celina Special Assessment RB Series 2022 (NR/NR)
910,000 4.000
(c)
09/01/2043
781,107
933,000 4.125
(c)
09/01/2051
771,720
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (NR/NR)
1,200,000 5.750
(c)
09/01/2054
1,218,868
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#1B Project
Series 2018 (NR/NR)
400,000 5.500
(c)
09/01/2046
404,195
City of Celina Texas Municipal Corp. Special Assessment RB for
Glen Crossing Public Improvement District Phase#2 Project
Series 2018 (NR/NR)
1,125,000 5.625
09/01/2038
1,151,005
1,686,000 5.750
09/01/2047
1,700,186
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#2-3 Project
Series 2019 (NR/NR)
2,330,000 4.250
(c)
09/01/2049
2,017,555
City of Celina Texas Municipal Corp. Special Assessment RB for
Sutton Fields II Public Improvement District Phase#4 Project
Series 2020 (NR/NR)
1,800,000 4.125
(c)
09/01/2050
1,502,365
City of Celina Texas Municipal Corp. Special Assessment RB for
Wells South Public Improvement District Major Improvement
Area Project Series 2015 (NR/NR)
3,665,000 7.500
09/01/2045
3,673,268
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Celina Texas Municipal Corp. Special Assessment RB
for Wells South Public Improvement District Neighborhood
Improvement Area #1 Project Series 2015 (NR/NR)
$ 1,610,000 6.250%
09/01/2045
$ 1,612,142
City of Celinac Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
195,000 4.750
(c)
09/01/2031
189,336
370,000 5.250
(c)
09/01/2041
367,473
500,000 5.500
(c)
09/01/2050
500,839
City of Crandall Cartwright Ranch Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
242,000 4.125
(c)
09/15/2026
237,196
261,000 4.750
(c)
09/15/2031
255,206
900,000 4.250
(c)
09/15/2041
816,591
500,000 5.000
(c)
09/15/2041
486,316
1,400,000 4.500
(c)
09/15/2051
1,239,912
650,000 5.250
(c)
09/15/2051
632,716
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
4,500,000 6.125
(c)
09/15/2052
4,687,883
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Single Family Residential Major
Improvement Project Series 2022 (NR/NR)
1,580,000 6.750
(c)
09/15/2052
1,668,836
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022B (NR/NR)
1,345,000 5.750
(c)
09/01/2052
1,286,417
City of Dayton Junior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024B (NR/NR)
2,250,000 6.250
(c)
09/01/2054
2,232,542
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
1,413,000 5.250
(c)
09/01/2052
1,397,713
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #2
Project Series 2024A (NR/NR)
1,595,000 5.750
(c)
09/01/2054
1,577,500
City of Decatur, Texas,
1,963,000 6.875
(c)
09/15/2054
2,012,181
City of Dripping Springs Special Assessment RB for Heritage
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,219,000 5.500
(c)
09/01/2053
1,208,169
City of Elmendorf Hickory Ridge Public Improvement District
Special Assessment Bond for Improvement Area No. 1 Series
2021 (NR/NR)
2,571,000 4.000
(c)
09/01/2051
2,037,249
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
692,000 3.875
(c)
08/15/2040
580,995
994,000 4.125
(c)
08/15/2050
832,337
City of Fate Special Assessment RB for Monterra Public
Improvement District Improvement Area #2 Project Series
2024 (NR/NR)
900,000 5.375
(c)
08/15/2044
888,853
1,350,000 5.750
(c)
08/15/2054
1,348,551

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
$ 925,000 3.750%
(c)
08/15/2041
$ 776,506
1,656,000 4.000
(c)
08/15/2051
1,350,840
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
2,275,000 6.000
(c)
08/15/2052
2,325,628
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase#1 Series 2019 (NR/NR)
1,360,000 4.250
(c)
08/15/2049
1,190,007
City of Fate Special Assessment RB for Williamsburg Public
Improvement District No. 1 Series 2018 (NR/NR)
910,000 4.350
(c)
08/15/2039
844,635
1,920,000 4.500
(c)
08/15/2048
1,725,796
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
1,000,000 4.375
(c)
08/15/2052
875,632
City of Fate, Texas Special Assessment RB for Williamsburg Public
Improvement District No. 1 Phase 3B Series 2023 (NR/NR)
1,286,000 5.375
(c)
08/15/2053
1,288,515
City of Forney Special Assessment RB for Bellagio Public
Improvement District No. 1 RB Series 2023 (NR/NR)
7,135,000 6.500
(c)
09/15/2053
7,013,087
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
961,000 4.125
(c)
09/15/2042
857,201
617,000 4.250
(c)
09/15/2047
539,967
City of Hackberry Special Assessment RB for Riverdale Lake
Public Improvement District No. 2 Phases 4-6 Project Series
2017 (NR/NR)
4,345,000 5.000
09/01/2047
4,240,552
City of Hackberry Special Assessment RB Refunding for
Hackberry Public Improvement District No. 3 Phases No. 13-
16 Project Series 2017 (NR/NR)
1,390,000 4.500
09/01/2037
1,338,756
2,435,000 5.000
09/01/2044
2,410,808
City of Hackberry Special Assessment RB Refunding for Hidden
Cove Public Improvement District No. 2 Project Series 2017
(NR/BBB-)
2,235,000 4.500
09/01/2032
2,190,277
4,715,000 4.500
09/01/2038
4,454,700
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
1,852,000 4.000
(c)
09/01/2051
1,485,310
City of Haslet Special Assessment RB Refunding for Haslet Public
Improvement District No. 5 1 Project Series 2019 (NR/NR)
2,450,000 4.375
(c)
09/01/2049
2,145,458
City of Houston Airport System Special Facilities RB for United
Airlines Inc. Airport Improvement Projects Series 2018C
(AMT) (NR/BB-)
9,895,000 5.000
07/15/2028
10,145,212
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
4,430,000 5.000
07/15/2028
4,542,020
City of Houston Airport System Special Facilities Refunding RB
for United Airlines, Inc. Terminal Improvement Projects Series
2015B-1 (AMT) (NR/BB-)
900,000 5.000
07/15/2030
904,295
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
$ 1,000,000 4.000%
(c)
09/01/2056
$ 812,501
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
2,491,000 4.000
(c)
09/01/2051
2,065,778
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
2,329,000 4.000
(c)
09/01/2056
1,907,922
City of Hutto Special Assessment RB for Emory Crossing Public
Improvement District Improvement Area #2 Project , Series
2023 (NR/NR)
1,950,000 5.625
(c)
09/01/2058
1,984,083
City of Justin Special Assessment for Timberbrook Public
Improvement District No. 1 Series 2021 (NR/NR)
1,978,000 4.000
(c)
09/01/2051
1,694,346
City of Kaufman Special Assessment for Public Improvement
District No. 1 Phases#1 Series 2021 (NR/NR)
575,000 3.625
(c)
09/15/2041
460,268
City of Kaufman Special Assessment RB for Kaufman Public
Improvement District Project Series 2022 (NR/NR)
620,000 6.000
(c)
09/15/2052
639,169
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
2,050,000 5.250
(c)
09/01/2043
2,091,214
1,297,000 5.500
(c)
09/01/2047
1,322,253
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
700,000 3.750
(c)
09/01/2041
610,166
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2019 (NR/NR)
1,405,000 4.625
(c)
09/01/2039
1,373,072
900,000 4.750
(c)
09/01/2044
858,501
City of Kyle Special Assessment RB for Creeks Public
Improvement District Series 2020 (NR/NR)
1,310,000 3.625
(c)
09/01/2040
1,111,307
1,400,000 4.000
(c)
09/01/2046
1,191,122
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Project Series 2022 (NR/NR)
212,000 4.125
(c)
09/01/2027
206,717
City of Kyle Special Assessment RB for Southwest Kyle Public
Improvement District No. 1 Series 2019 (NR/NR)
1,225,000 4.875
(c)
09/01/2044
1,205,797
City of Kyle Special Assessment RB Porter Country Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
3,507,000 6.000
(c)
09/01/2053
3,528,425
City of Kyle Special Assessment RB Series 2022 (NR/NR)
1,950,000 5.000
09/01/2042
1,939,447
City of Kyle Texas A Municipal Corp. of The State of Texas
Located In Hays County Special Assessment RB Series 2024
(NR/NR)
1,000,000 5.750
(c)
09/01/2053
1,005,474
City of Kyle, Texas Special Assessment RB Limestone Creek
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
1,680,000 5.750
(c)
09/01/2053
1,693,975

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Lago Vista Special Assessment RB for Tessera On Lake
Travis Public Improvement District Improvement Area #3
Project Series 2024 (NR/NR)
$ 2,000,000 6.000%
(c)
09/01/2054
$ 2,024,540
City of Lago Vista Tessera on Lake Travis Public Improvement
District Special Assessment Refunding Bond Series 2010
(NR/NR)
990,000 3.750
09/01/2042
817,904
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Improvement Area#1 Project Series 2019
(NR/NR)
565,000 4.250
(c)
09/15/2039
515,623
2,415,000 4.500
(c)
09/15/2049
2,122,549
City of Lavon Special Assessment RB for Lakepointe Public
Improvement District Major Improvement Area Project Series
2019 (NR/NR)
850,000 5.000
(c)
09/15/2049
794,214
City of Lavon Special Assessment RB Series 2022 (NR/NR)
2,123,000 4.000
(c)
09/15/2042
1,883,231
900,000 4.375
(c)
09/15/2042
823,368
4,978,000 4.125
(c)
09/15/2052
4,155,233
1,396,000 4.500
(c)
09/15/2052
1,256,958
City of Lewisville, Texas, Special Assessment RB, Series 2023
(Lakeside Crossing Public Improvement District) (NR/NR)
1,500,000 8.000
(c)
09/01/2053
1,570,954
City of Liberty Hill Special Assessment Bonds for Summerlyn
West Public Improvement District Series 2020 (NR/NR)
1,890,000 4.000
(c)
09/01/2054
1,557,129
City of Liberty Hill Special Assessment RB for Butler Farms
Public Improvement Project Series 2022 (NR/NR)
145,000 3.500
(c)
09/01/2027
136,936
275,000 3.875
(c)
09/01/2032
248,562
550,000 4.125
(c)
09/01/2042
473,140
900,000 4.375
(c)
09/01/2052
757,586
City of Manor Manor Heights Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
700,000 3.500
(c)
09/15/2041
551,417
830,000 4.125
(c)
09/15/2041
721,368
900,000 4.000
(c)
09/15/2051
718,346
1,125,000 4.375
(c)
09/15/2051
929,816
City of Manor Special Assessment RB for Lagos Public
Improvement District Series 2020 (NR/NR)
295,000 4.500
(c)
09/15/2040
275,391
525,000 4.625
(c)
09/15/2049
474,438
City of Manor Special Assessment RB for Manor Heights Public
Improvement District Improvement Area #3 Project Series
2023 (NR/NR)
597,000 5.500
(c)
09/15/2053
591,621
City of Manor Texas a Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
600,000 5.625
(c)
09/15/2054
599,769
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR)
150,000 4.125
(c)
09/01/2026
145,134
150,000 4.625
(c)
09/01/2031
139,189
900,000 4.125
(c)
09/01/2041
806,038
450,000 4.875
(c)
09/01/2041
407,800
1,370,000 4.375
(c)
09/01/2051
1,192,617
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Marble Falls Thunder Rock Public Improvement District
Special Assessment Bond Series 2021 (NR/NR) – (continued)
$ 520,000 5.125%
(c)
09/01/2051
$ 494,237
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #2 Project Series 2019
(NR/NR)
780,000 4.250
(c)
09/15/2039
726,724
2,950,000 4.375
(c)
09/15/2049
2,624,167
City of McLendon-Chisholm Special Assessment Bonds Sonoma
Public Improvement District Area #3 Project Series 2021
(NR/NR)
585,000 3.625
(c)
09/15/2041
466,624
820,000 4.000
(c)
09/15/2051
658,459
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
2,430,000 5.750
(c)
09/15/2052
2,411,401
City of Mesquite Special Assessment RB for Iron Horse Public
Improvement District Project Series 2019 (NR/NR)
1,155,000 5.750
(c)
09/15/2039
1,170,863
2,055,000 6.000
(c)
09/15/2049
2,094,911
City of Mesquite Special Assessment RB for Polo Ridge Public
Improvement District No. 2 Phase #1 Project Series 2019
(NR/NR)
2,405,000 5.875
(c)
09/15/2039
2,435,203
5,200,000 5.125
(c)
09/15/2048
5,086,083
3,830,000 6.125
(c)
09/15/2048
3,901,025
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
1,475,000 5.500
(c)
09/01/2043
1,477,693
4,570,000 5.750
(c)
09/01/2053
4,604,761
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023 (NR/NR)
452,000 5.375
(c)
09/01/2043
454,295
1,110,000 5.625
(c)
09/01/2053
1,118,097
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area C-2 Project, Series
2023 (NR/NR)
916,000 5.625
(c)
09/01/2053
920,066
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
130,000 4.125
(c)
09/15/2031
124,921
420,000 4.500
(c)
09/15/2041
393,959
1,540,000 4.125
(c)
09/15/2051
1,267,738
510,000 4.750
(c)
09/15/2051
464,480
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
2,310,000 5.375
(c)
09/15/2052
2,267,117
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
1,300,000 6.125
(c)
09/15/2052
1,318,270
City of Mustang Ridge, Texas, Special Assessment RB, Series 2023
769,000 6.375
(c)
09/01/2053
788,155
City of New Braunfels Special Assessment RB for Solms Landing
Public Improvement Project Series 2021 (NR/NR)
141,000 3.625
(c)
09/01/2026
134,624

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of New Braunfels Special Assessment RB for Solms
Landing Public Improvement Project Series 2021
(NR/NR) – (continued)
$ 320,000 4.250%
(c)
09/01/2031
$ 296,547
782,000 4.500
(c)
09/01/2041
690,978
1,355,000 4.750
(c)
09/01/2051
1,183,678
City of New Braunfels Utility System RB Refunding Series 2024
(Aa1/NR)
17,500,000 4.000
07/01/2055
16,358,302
City of North Richland Hills Special Assessment for City Point
Public Improvement District Project Series 2019 (NR/NR)
361,000 5.250
(c)
09/01/2040
362,396
355,000 5.625
(c)
09/01/2040
356,077
560,000 4.125
(c)
09/01/2049
480,769
932,000 5.375
(c)
09/01/2050
932,653
City of Oak Point Public Improvement District No. 2 Special
Assessment Series 2020 (NR/NR)
1,175,000 3.750
(c)
09/01/2040
1,003,246
City of Oak Point Special Assessment RB for Wildridge Public
Improvement District No. 1 Series 2018 (NR/NR)
1,355,000 4.125
(c)
09/01/2048
1,176,887
1,440,000 4.500
(c)
09/01/2048
1,299,440
City of Pflugerville, Texas Travis and Williamson Counties,
Texas Combination Tax and Limited Revenue Certificates of
Obligation, Series 2023 (Aa2/NR)
3,725,000 4.000
08/01/2049
3,500,536
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
600,000 5.500
(c)
09/15/2042
601,210
1,350,000 5.625
(c)
09/15/2052
1,356,056
1,928,000 6.125
(c)
09/15/2052
1,973,967
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
550,000 5.500
(c)
09/15/2042
551,109
1,200,000 5.625
(c)
09/15/2052
1,205,383
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Improvement Area #1B Project Series
2023 (NR/NR)
926,000 5.625
(c)
09/15/2048
937,466
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
3,701,000 6.000
(c)
09/15/2052
3,783,593
1,480,000 6.500
(c)
09/15/2052
1,523,876
City of Plano Special Assessment RB, Series 2023
1,285,000 7.500
(c)
09/15/2053
1,358,923
City of Plano Special Assessment RB, Series 2023
1,610,000 8.250
(c)
09/15/2043
1,696,047
2,575,000 8.500
(c)
09/15/2053
2,716,894
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
1,040,000 4.375
(c)
09/01/2052
887,330
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2018 (NR/NR)
2,460,000 4.875
(c)
09/01/2048
2,378,583
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Series 2020 (NR/NR)
$ 126,000 3.875%
(c)
09/01/2040
$ 107,301
175,000 4.125
(c)
09/01/2050
146,498
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
400,000 4.875
09/01/2039
392,301
835,000 5.000
09/01/2049
806,854
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
398,000 4.000
(c)
09/01/2051
325,058
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area No. 2 Project, Series
2023 (NR/NR)
1,055,000 5.250
(c)
09/01/2043
1,056,590
1,431,000 5.500
(c)
09/01/2053
1,432,447
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
700,000 5.125
(c)
09/01/2042
686,150
1,300,000 5.250
(c)
09/01/2052
1,245,723
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
1,225,000 7.000
(c)
09/01/2043
1,247,764
2,750,000 7.000
(c)
09/01/2053
2,778,994
City of Princeton Special Assessment RB for Sicily Public
Improvement District Major Improvement Area Project, Series
2023 (NR/NR)
1,850,000 7.875
(c)
09/01/2053
1,887,577
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District No. 2 Series 2019 (NR/NR)
2,205,000 4.500
(c)
09/01/2039
2,069,055
1,185,000 5.500
(c)
09/01/2039
1,202,033
1,490,000 4.750
(c)
09/01/2049
1,364,702
2,140,000 5.750
(c)
09/01/2049
2,167,221
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
2,041,000 5.375
(c)
09/01/2053
2,024,104
City of Princeton Special Assessment RB for Winchester Public
Improvement District Project Series 2022 (NR/NR)
2,050,000 5.250
(c)
09/01/2052
1,995,743
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
750,000 3.750
(c)
09/01/2040
626,472
1,250,000 4.000
(c)
09/01/2050
1,021,331
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
1,449,000 4.000
(c)
09/01/2051
1,178,054
City of Princeton Special Assessment RB, Series 2023
1,284,000 6.375
(c)
09/01/2053
1,325,804
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
809,000 3.375
(c)
09/15/2041
638,719
565,000 4.000
(c)
09/15/2051
464,864
City of Rockdale, Texas, Special Assessment RB, Series 2023
4,600,000 7.500
(c)
09/15/2054
4,789,200

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
$ 1,195,000 3.875%
(c)
09/15/2040
$ 1,031,542
1,750,000 4.125
(c)
09/15/2050
1,458,102
City of Royse City Special Assessment for Creekshaw Public
Improvement District Series 2020 (NR/NR)
110,000 4.375
(c)
09/15/2030
105,239
500,000 4.125
(c)
09/15/2040
446,268
1,520,000 4.375
(c)
09/15/2050
1,321,832
600,000 5.125
(c)
09/15/2050
571,251
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
1,760,000 4.750
(c)
09/15/2049
1,639,293
City of Royse City Texas A Municipal Corp. of The State of
Texas Located In Rockwall Collin and Hunt Counties Special
Assessment RB Series 2024 (NR/NR)
900,000 5.875
(c)
09/15/2054
911,471
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
1,070,000 3.750
(c)
09/15/2040
904,275
1,490,000 4.000
(c)
09/15/2050
1,242,959
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
613,000 6.875
(c)
09/15/2042
630,977
1,350,000 7.000
(c)
09/15/2052
1,396,145
City of San Marcos Special Assessment for Whisper Public
Improvement District Series 2020 (NR/NR)
665,000 5.375
09/01/2040
672,261
1,500,000 5.625
09/01/2050
1,510,347
City of San Marcos Special Assessment RB for Whisper South
Public Improvement Project 2022 (NR/NR)
1,522,000 4.500
(c)
09/01/2051
1,324,555
City of San Marcos, Texas, Special Assessment RB, Series 2024
(Trace Public Improvement District) (NR/NR)
1,386,000 6.000
(c)
09/01/2048
1,385,049
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
1,877,000 6.000
(c)
09/15/2044
1,880,964
2,300,000 6.250
(c)
09/15/2054
2,297,555
City of Seagoville Special Assessment RB for Santorini Public
Improvement District Major Improvement Area Project Series
2024 (NR/NR)
3,675,000 7.000
(c)
09/15/2054
3,625,833
City of Seguin Texas A Political Subdivision of The State of Texas
Located In Guadalupe County Combination Tax and Limited
Pledge Revenue Certificates of Obligation Series 2024
(NR/AA)
1,715,000 4.250
09/01/2054
1,692,780
City of Shenandoah Special Assessment RB for Metropark Public
Improvement District Series 2018 (NR/NR)
780,000 5.000
09/01/2028
782,782
2,035,000 5.600
09/01/2038
2,070,966
2,470,000 5.700
09/01/2047
2,499,972
City of Sinton Special Assessment RB Series 2022 (NR/NR)
900,000 5.125
(c)
09/01/2042
870,976
1,150,000 5.250
(c)
09/01/2051
1,100,700
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Three, Series 2023
(NR/NR)
$ 1,237,000 6.000%
(c)
09/15/2053
$ 1,272,797
City of Tomball Special Assessment RB for Raburn Reserve Public
Improvement District Improvement Area Two, Series 2023
(NR/NR)
1,000,000 5.750
(c)
09/15/2052
1,013,146
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
2,000,000 6.625
(c)
09/01/2052
2,102,731
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
1,171,000 5.500
(c)
08/15/2052
1,175,993
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
5,000,000 4.250
08/15/2053
4,955,463
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
1,175,000 4.000
10/01/2050
937,654
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 C (A2/NR)
625,000 4.000
10/01/2050
589,245
County of Hays Special Assessment for La Cima Public
Improvement District Series 2020 (NR/NR)
800,000 3.750
(c)
09/15/2040
661,474
1,185,000 4.000
(c)
09/15/2050
965,074
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
985,000 4.500
(c)
09/01/2041
903,027
Cypress-Fairbanks Independent School District UT School
Building Bonds Series 2023 (PSF-GTD) (Aaa/AAA)
6,000,000 4.000
02/15/2048
5,861,506
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 3.750
(c)
08/15/2024
99,794
350,000 4.000
(c)
08/15/2029
330,757
1,150,000 4.500
(c)
08/15/2035
1,069,172
875,000 5.000
(c)
08/15/2044
802,483
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 A (Baa2/NR)
1,545,000 4.750
05/01/2038
1,545,115
Fort Bend County Industrial Development Corp. RB for NRG
Energy, Inc. Project Series 2012 B (Baa2/NR)
7,055,000 4.750
11/01/2042
7,055,018
Fort Worth Special Assessment RB for Fort Worth Public
Improvement District No. 17 Major Improvement Project
Series 2017 (NR/NR)
980,000 5.000
(c)
09/01/2027
969,398
895,000 5.000
(c)
09/01/2032
882,437
1,315,000 5.125
(c)
09/01/2037
1,289,356
Grand Parkway Transportation Corp. System Toll Convertible RB
Series 2013 B (NR/AA+)
12,620,000 5.800
10/01/2046
13,597,241
5,000,000 5.850
10/01/2047
5,392,635

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
Greater Texoma Authority Contract RB for City of Sherman Project
Series 2023 (AGM) (NR/AA)
$ 2,000,000 4.250%
10/01/2053
$ 1,935,775
Harris County-Houston Sports Authority RB Refunding Series
2004 A (NATL) (Baa2/BB)
6,250,000 0.000
(e)
11/15/2036
3,033,452
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
1,789,000 5.500
(c)
09/15/2042
1,809,212
3,204,000 5.750
(c)
09/15/2052
3,240,428
Hickory Creek Texas Special Assessment RB for Hickory Farms
Public Improvement Series 2019 (NR/NR)
1,340,000 4.500
(c)
09/01/2039
1,258,735
Hickory Creek Texas Special Assessment RB for Public
Improvement District No. 1 Series 2017 (NR/BBB-)
595,000 3.750
09/01/2032
563,494
510,000 3.875
09/01/2037
478,225
930,000 4.000
09/01/2047
812,223
Hidalgo County Regional Mobility Authority Junior Lien toll and
Vehicle Registration Fee Revenue and Refunding Bonds Series
2022B (Baa3/BB+)
6,105,000 0.000
(e)
12/01/2049
1,564,330
6,365,000 0.000
(e)
12/01/2050
1,537,831
6,760,000 0.000
(e)
12/01/2051
1,527,248
6,925,000 0.000
(e)
12/01/2052
1,473,727
7,155,000 0.000
(e)
12/01/2053
1,425,562
7,300,000 0.000
(e)
12/01/2054
1,360,635
Highland Park Independent School District UT School Building
Bonds, Series 2023 (PSF-GTD) (NR/AAA)
7,500,000 4.000
02/15/2048
7,271,923
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 A (NR/NR)
875,000 5.000
07/01/2027
891,003
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
950,000 5.000
07/15/2027
967,567
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 C (NR/NR)
8,580,000 5.000
07/15/2027
8,738,659
Houston Airport System Special Facilities RB for Continental
Airlines, Inc. Terminal Improvement Projects Series 2011 A
(AMT) (Ba3/BB-)
10,000,000 6.625
07/15/2038
10,013,191
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal E Project Series 2014 A
(AMT) (Ba3/BB-)
9,250,000 5.000
07/01/2029
9,252,079
Houston Airport System Special Facilities RB Refunding for
United Airlines, Inc. Terminal Improvement Projects Series
2015 B-1 (AMT) (NR/BB-)
15,100,000 5.000
07/15/2035
15,163,005
Houston Higher Education Finance Corp. RB for Houston Baptist
University Series 2021 (NR/BBB-)
1,585,000 4.000
10/01/2051
1,252,434
Joint Guadalupe County RB Refunding and Improvement Bonds
for City of Seguin Hospital Mortgage Series 2015 (NR/BB)
1,950,000 5.000
12/01/2045
1,758,740
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
Joshua Farms Municipal Management District No. 1 Special
Assessment RB for Improvement Areas #1-2 Project Series
2023 (NR/NR)
$ 3,084,000 5.500%
(c)
09/01/2053
$ 3,092,553
Judson Independent School District UT School Building Bonds
Series 2024 (PSF-GTD) (Aaa/NR)
5,240,000 4.000
02/01/2053
5,002,883
Justin Special Assessment RB for Timberbrook Public
Improvement District No. 1 Major Improvement Area Project
Series 2018 (NR/NR)
760,000 5.000
(c)
09/01/2028
765,301
1,170,000 5.375
(c)
09/01/2038
1,187,927
1,930,000 5.125
(c)
09/01/2047
1,943,971
1,500,000 5.500
(c)
09/01/2047
1,512,145
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
165,000 2.375
09/01/2031
137,042
165,000 2.375
09/01/2032
134,399
175,000 2.375
09/01/2033
140,086
175,000 2.500
09/01/2034
138,695
365,000 2.500
09/01/2036
276,438
385,000 2.625
09/01/2038
277,689
370,000 3.000
09/01/2041
270,916
520,000 3.000
09/01/2046
350,195
1,265,000 3.000
09/01/2051
803,680
Lake Houston Redevelopment Authority RB Refunding for City of
Houston Reinvestment Zone No. 10 Series 2021 (NR/BBB-)
480,000 2.500
09/01/2041
336,146
590,000 3.000
09/01/2044
437,439
650,000 3.000
09/01/2047
463,428
Lamar Consolidated Independent School District
10,000,000 5.500
02/15/2058
11,094,315
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
3,065,000 4.250
05/01/2030
3,038,877
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
21,375,000 4.625
(c)
10/01/2031
21,195,931
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
705,000 5.500
02/15/2040
693,302
1,325,000 5.250
02/15/2045
1,256,874
780,000 4.000
02/15/2051
592,165
Montgomery County toll Road Authority Senior Lien RB Series
2018 (NR/BBB+)
2,000,000 5.000
09/15/2043
2,013,711
2,200,000 5.000
09/15/2048
2,212,654
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
2,850,000 4.000
(c)
08/15/2046
2,460,731
11,105,000 4.000
(c)
08/15/2056
9,064,131
New Hope Cultural Education Facilities Finance Corp. RB
Refunding for Wichita Falls Retirement Foundation Obligated
Group Series 2021 (NR/NR)
1,630,000 4.000
01/01/2036
1,492,762
1,600,000 4.000
01/01/2041
1,354,268

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for Army Retirement Residence Foundation
Project Series 2022 (NR/BB+)
$ 2,325,000 5.750%
07/15/2052
$ 2,302,565
3,055,000 6.000
07/15/2057
3,074,855
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB for the Outlook at Windhaven Project Series
2022B-3 (NR/NR)
4,700,000 4.250
10/01/2026
4,685,777
New Hope Cultural Education Facilities Finance Corp. Retirement
Facility RB Series 2016 (NR/NR)
2,100,000 5.000
11/01/2040
2,127,062
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
38,525,000 5.500
01/01/2057
35,992,471
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB Series 2021B (NR/NR)
3,250,000 7.000
01/01/2057
1,742,557
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Cityscape Schools, Inc. Series 2019 A
(NR/BBB-)
1,130,000 5.000
(c)
08/15/2039
1,130,592
New Hope Cultural Education Facilities Finance Corp. Student
Housing RB for Station II, LLC - Texas A&M University
Collegiate Housing Corpus Christi Project Series 2016 A
(NR/NR)
375,000 4.000
04/01/2026
378,202
New Hope Cultural Education Facilities Finance Corp. Texas
Senior Living RB Series 2021A-1 (NR/NR)
2,750,000 5.250
01/01/2042
2,617,010
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
1,395,000 4.000
(c)
09/15/2041
1,251,193
6,110,000 5.000
(c)
09/15/2051
5,917,328
North Parkway Municipal Management Special Assessment RB for
Major Improvements Project Series 2021 (NR/NR)
4,700,000 4.750
(c)
09/15/2041
4,569,002
North Texas tollway Authority RB for Second Tier Series 2021 B
(A1/A+)
11,955,000 3.000
01/01/2046
9,501,267
Northside Independent School District UT School Building and
Refunding Bonds Series 2023A (PSF-GTD) (Aaa/NR)
2,320,000 4.000
08/15/2048
2,254,585
5,310,000 4.125
08/15/2053
5,161,706
Northside Independent School District, Bexar County UT
School Building and Refunding Bonds, Series 2023A
(PSF-GTD) (Aaa/NR)
2,070,000 4.000
08/15/2045
2,058,944
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
1,650,000 2.750
(c)
01/01/2036
1,353,271
3,675,000 2.875
(c)
01/01/2041
2,807,678
11,125,000 3.000
(c)
01/01/2050
7,701,134
Port Beaumont Navigation District RB Refunding for Jefferson
2020 Bond Lessee & Borrower LLC Obligated Group Series
2020 B (NR/NR)
11,125,000 6.000
(c)
01/01/2025
11,125,000
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
$ 29,500,000 4.100%
(c)
01/01/2028
$ 25,531,291
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
2,400,000 5.000
(c)
01/01/2039
2,428,422
1,700,000 5.125
(c)
01/01/2044
1,703,118
2,650,000 5.250
(c)
01/01/2054
2,657,785
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
10,475,000 10.000
(c)
07/01/2026
10,492,695
Rowlett Special Assessment RB for Bayside Public Improvement
District North Improvement Area Project Series 2016 (NR/NR)
316,000 5.750
09/15/2036
316,458
928,000 6.000
09/15/2046
930,333
Royse City Special Assessment RB for Creekshaw Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
1,166,000 6.000
(c)
09/15/2052
1,192,021
Royse Special Assessment RB for Parkside Village Public
Improvement District Series 2019 (NR/NR)
825,000 4.125
(c)
09/15/2039
756,848
3,275,000 4.375
(c)
09/15/2049
2,909,046
South Manvel Development Authority
1,375,000 5.000
04/01/2043
1,332,513
2,300,000 5.250
04/01/2050
2,257,552
Spring Independent School District UT School Building Bonds
Series 2023 (Aa2/AA-)
5,275,000 4.000
08/15/2052
5,024,632
Tarrant County Cultural Education Facilities Finance Corp. RB
Refunding for Air Force Village Obligated Group Series 2016
(NR/NR)
9,850,000 5.000
05/15/2045
9,093,052
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
2,445,000 4.250
08/15/2053
2,405,586
Texas Municipal Gas Acquisition and Supply Corporation Iii Gas
Supply RR Bonds, Series 2021 (A1/BBB+)
8,295,000 5.000
12/15/2031
8,649,350
Texas Private Activity Bond Surface Transportation Corporation
Senior Lien RB for NTE Mobility Partners LLC North Tarrant
Express Project, Series 2023 (Baa1/NR)
25,800,000 5.500
12/31/2058
27,971,323
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Blueridge Transportation Group, LLC SH 288
toll Lanes Project Series 2016 (AMT) (Baa2/NR)
3,160,000 5.000
12/31/2050
3,178,293
3,900,000 5.000
12/31/2055
3,922,576
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
47,380,000 5.000
06/30/2058
48,322,990
town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
1,500,000 4.000
(c)
09/01/2043
1,274,518

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Texas – (continued)
town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
$ 2,225,000 5.375%
(c)
09/15/2052
$ 2,174,350
town of Little Elm Special Assessment RB for Spiritas East Public
Improvement Project Series 2022 (NR/NR)
429,000 3.750
(c)
09/01/2042
343,313
410,000 4.000
(c)
09/01/2051
327,336
town of Little Elm Special Assessment RB for Valencia Public
Improvement District Project Series 2022 (NR/NR)
2,000,000 6.875
(c)
09/01/2052
2,101,717
town of Little Special Assessment RB for Hillstone Pointe Public
Improvement District No. 2 Phases #2-3 Project Series 2018
(NR/NR)
1,343,000 5.875
(c)
09/01/2047
1,377,528
town of Little Special Assessment RB for Lakeside Estates Public
Improvement District No. 2 Project Series 2017 (NR/NR)
1,400,000 5.000
(c)
09/01/2047
1,366,346
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
1,145,000 5.500
(c)
09/01/2052
1,112,344
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
1,630,000 3.000
09/01/2036
1,372,779
860,000 3.000
09/01/2037
709,386
625,000 3.000
09/01/2039
490,756
600,000 3.000
09/01/2040
463,384
Village of Salado Texas A Municipal Corp. of The State of Texas
Located In Bell County Special Assessment RB Series 2024
(NR/NR)
720,000 6.250
(c)
09/01/2044
725,917
610,000 6.500
(c)
09/01/2054
613,668
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
390,000 3.125
12/01/2035
320,067
457,000 3.375
12/01/2040
361,299
786,000 3.500
12/01/2047
592,025
Viridian Municipal Management District Tarrant County Special
Assessment RB Series 2015 (NR/NR)
346,000 4.000
12/01/2027
340,204
1,545,000 4.750
12/01/2035
1,546,078
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa3/AA)
2,700,000 4.750
08/15/2049
2,727,480
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds, Series 2023A (BAM) (Baa3/AA)
1,175,000 4.500
08/15/2041
1,185,069
1,345,000 4.625
08/15/2044
1,364,415
931,105,845
Utah - 0.9%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
2,010,000 3.750
(c)
03/01/2041
1,753,131
Black Desert Public Infrastructure District GO Bonds Series 2021
B (NR/NR)
5,000,000 7.375
(c)
09/15/2051
4,357,164
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Utah – (continued)
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
$ 7,000,000 5.625%
(c)
12/01/2053
$ 7,192,505
Coral Junction Public Infrastructure District Special Assessment
Bonds Series 2022A-2 (NR/NR)
2,274,000 5.500
(c)
06/01/2041
2,204,332
Firefly Public Infrastructure Disrict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
1,870,000 6.625
(c)
03/01/2054
1,920,513
Firefly Public Infrastructure Disrict No. 1 Special Assessment
Bonds Series 2024A-2 (NR/NR)
6,450,000 5.625
(c)
12/01/2043
6,627,968
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 A (NR/NR)
10,250,000 5.500
(c)
02/01/2050
8,564,386
Medical School Campus Public Infrastructure District GO Bonds
Series 2020 B (NR/NR)
1,954,000 7.875
(c)
08/15/2050
1,640,706
Military Installation Development Authority RB Series 2021 A-1
(NR/NR)
1,500,000 4.000
06/01/2036
1,348,021
2,050,000 4.000
06/01/2041
1,790,920
15,675,000 4.000
06/01/2052
12,703,062
Olympia Public Infrastructure Distict No. 1 Limited Tax GO Bonds
Series 2024A-1 (NR/NR)
985,000 6.375
(c)
03/01/2055
1,002,271
Olympia Public Infrastructure Distict No. 1 Special RB Series
2024A-2 (NR/NR)
3,445,000 5.125
(c)
12/01/2029
3,447,358
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 A (NR/NR)
1,180,000 3.625
(c)
02/01/2035
948,786
500,000 4.125
(c)
02/01/2041
387,215
500,000 4.375
(c)
02/01/2051
363,030
Red Bridge Public Infrastructure District No. 1 GO Bonds Series
2021 B (NR/NR)
600,000 7.375
(c)
08/15/2051
483,472
ROAM Public Infrastructure District No. 1 GO Bonds Series 2021
A (NR/NR)
1,625,000 4.250
(c)
03/01/2051
1,195,595
Salt Lake City Airport RB
290,000 5.000
07/01/2047
292,638
Salt Lake City Airport RB
3,925,000 5.000
07/01/2051
4,050,465
Salt Lake City Airport RB for Salt Lake City International Airport
Series 2023A (AMT) (A2/A+)
2,640,000 5.500
07/01/2053
2,893,523
Salt Lake City Apartment RB Series 2021 A (AGM-CR) (A1/AA)
10,000,000 4.000
07/01/2051
9,321,823
Salt Lake City International Airport RB Series 2023A (A2/A+)
2,800,000 5.250
07/01/2048
2,994,920
Utah Charter School Finance Authority Charter School RB for
Beehive Science & Technology Academy Project Series 2021A
(NR/NR)
1,800,000 4.000
(c)
10/15/2051
1,311,772
4,240,000 4.000
(c)
10/15/2056
2,985,184

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Utah – (continued)
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
$ 6,365,000 5.750%
(c)
06/15/2052
$ 6,464,039
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
3,630,000 4.250
(c)
07/15/2050
2,971,127
Utah Charter School Finance Authority RB for Bridge Elementary
Project Series 2021A (NR/NR)
1,220,000 4.250
(c)
06/15/2051
935,107
Utah Charter School Finance Authority RB for Technology
Academy Project Series 2021A (NR/NR)
6,600,000 4.000
(c)
10/15/2061
4,526,161
96,677,194
Vermont - 0.1%
Vermont Economic Development Authority RB Refunding for
Wake Robin Corp. Series 2017 A (NR/NR)
1,000,000 5.000
05/01/2047
978,611
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
2,250,000 5.000
(a)(b)(c)
06/01/2052
2,280,716
Vermont Educational and Health Buildings Financing Agency RB
for Saint Michael’s College Project Series 2023 (NR/BBB-)
4,600,000 5.250
(c)
10/01/2052
4,378,558
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
3,075,000 5.500
(c)
10/01/2043
3,118,292
10,756,177
Virgin Islands - 0.1%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
1,950,000 5.000
10/01/2039
2,013,727
Virgin Islands Public Finance Authority RB Refunding for Virgin
Islands Gross Receipts Taxes Loan Note Series 2014 C
(NR/NR)
9,850,000 5.000
(c)
10/01/2039
9,267,533
11,281,260
Virginia - 1.3%
Ablemarle County Economic Development Authority Residential
Care Facility Revenue Refunding Bonds Series 2022B
(NR/NR)
4,000,000 4.000
06/01/2054
3,552,539
City of Roanoke Economic Development Authority Hospital RB
for Carilion Clinic Obligated Group Series 2020A (Aa3/AA-)
2,030,000 3.000
07/01/2045
1,666,013
City of Virginia Beach Development
Authority Residential Care Facility RB
2,900,000 7.000
09/01/2053
3,316,887
4,550,000 7.000
09/01/2059
5,185,604
Farmville Industrial Development Authority RB Refunding
for Longwood Housing Foundation LLC Series 2020 A
(NR/BBB-)
7,360,000 5.000
01/01/2050
7,156,008
5,000,000 5.000
01/01/2059
4,757,922
James City County Economic Development Authority RB
Refunding for Virginia United Methodist Homes, Inc.
Obligated Group Series 2021 A (NR/NR)
580,000 4.000
06/01/2041
501,707
940,000 4.000
06/01/2047
751,276
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Virginia – (continued)
Salem Economic Development Authority RB Refunding for
Roanoke College Series 2020 (NR/BBB+)
$ 710,000 4.000%
04/01/2045
$ 626,830
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 A-1 (B3/B-)
10,510,000 6.706
06/01/2046
8,888,954
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
236,845,000 0.000
(e)
06/01/2047
65,766,054
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 D (NR/CCC-)
34,250,000 0.000
(e)
06/01/2047
9,300,834
Virginia College Building Authority RB Refunding for Regent
University Project Series 2021 (NR/BBB)
1,525,000 3.000
06/01/2041
1,184,012
1,050,000 4.000
06/01/2046
907,867
Virginia Small Business Financing Authority Private Activity Tax
Exempt Senior Lien RB for Transform 66 P3 Project Series
2017 (Baa3/NR)
19,870,000 5.000
12/31/2056
20,062,459
Virginia Small Business Financing Authority Senior Lien
RB Refunding for I-495 Hot Lanes Project, Series 2022
(Tax Exempt/AMT) (Baa1/NR)
1,000,000 5.000
12/31/2057
1,026,732
Virginia Small Business Financing Authority Solid Waste Disposal
RB Series 2018 (NR/B)
1,000,000 5.000
(a)(b)(c)
01/01/2048
999,958
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
5,415,000 5.000
12/31/2049
5,485,577
4,765,000 5.000
12/31/2052
4,817,792
145,955,025
Washington - 1.3%
City of Tacoma Electric System RB Green Bonds Series 2024A
(NR/AA)
1,000,000 5.000
01/01/2054
1,071,952
Grant County Public Hospital District UT GO Bonds Series 2023
(Baa1/NR)
14,405,000 5.000
12/01/2044
14,424,052
Port of Seattle Industrial Development Corp. RB Refunding for
Delta Air Lines, Inc. Series 2012 (NR/BB+)
3,880,000 5.000
04/01/2030
3,880,925
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2022B (A1/AA-)
3,000,000 5.500
08/01/2047
3,244,222
Port of Seattle Intermediate Lien Revenue Refunding Bonds Series
2022B (AMT) (A1/AA-)
2,765,000 4.000
08/01/2047
2,508,478
Public Hospital District Hospital RB Series 2024 (Baa3/NR)
2,500,000 5.500
12/01/2054
2,659,235
Washington Higher Education Facilities Authority RB for Seattle
University Project, Series 2020 (NR/A)
925,000 4.000
05/01/2045
864,934
Washington State Convention Center Public Facilities District
Lodging Tax Bonds Series 2018 (AGM-CR) (A1/AA)
19,805,000 4.000
07/01/2058
18,230,528
Washington State Convention Center Public Facilities District
Lodging Tax Refunding Bonds Series 2021B (Baa1/BBB)
3,715,000 3.000
07/01/2058
2,615,861

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Washington – (continued)
Washington State Convention Center Public Facilities District RB
Series 2018 (Baa1/BBB)
$ 40,975,000 5.000%
07/01/2048
$ 42,005,693
35,000,000 4.000
07/01/2058
31,650,871
Washington State Convention Center Public Facilities District
Subordinate Lodging Tax Refunding Bonds Series 2021B
(Baa3/BBB-)
3,320,000 4.000
07/01/2043
3,123,980
11,620,000 4.000
07/01/2058
10,199,268
Washington State Housing Finance Commission Nonprofit
Housing RB for Presbyterian Retirement Communities
Northwest Obligated Group Transforming Age Projects Series
2019 A (NR/NR)
1,350,000 5.000
(c)
01/01/2049
1,133,849
3,800,000 5.000
(c)
01/01/2055
3,120,912
Washington State Housing Finance Commission Non-Profit
Housing Tax Exempt RB Refunding for Emerald Heights
Project, Series 2023A (NR/NR)
2,050,000 5.000
07/01/2043
2,137,813
1,935,000 5.000
07/01/2048
1,988,926
144,861,499
West Virginia - 0.6%
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 A (NR/NR)
1,345,000 4.250
(c)
06/01/2042
1,089,874
2,350,000 4.500
(c)
06/01/2050
1,839,028
City of South Charleston Special District Excise Tax Revenue
Improvement Bonds Series 2022 B (NR/NR)
2,450,000 5.500
(c)
06/01/2032
2,164,900
2,725,000 6.000
(c)
06/01/2037
2,278,180
County of Ohio Special District Excise Tax RB Refunding for
Fort Henry Economic Opportunity Development District The
Highlands Project Series 2019 B (NR/BBB-)
955,000 3.000
03/01/2035
837,987
1,595,000 3.000
03/01/2037
1,327,292
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
2,550,000 4.125
(c)
06/01/2043
2,258,767
Monongalia County Commission Excise Tax District RB Series
2021 B (NR/NR)
1,605,000 4.875
(c)
06/01/2043
1,548,094
Monongalia County Commission Senior Tax Increment Revenue,
Refunding and Improvement Bonds for Development District
No. 4 – University town Centre Series 2023 A (NR/NR)
900,000 5.750
(c)
06/01/2043
964,041
1,350,000 6.000
(c)
06/01/2053
1,445,427
The County Commission of Monongalia County Subordinate
Special District Excise Tax Convertible Capital Appreciation
Revenue, Refunding and Improvement Bonds, Series 2023 B
15,000,000 0.000
(c)(g)
06/01/2053
3,355,523
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2020 (B2/BB)
9,300,000 5.000
(a)(b)
07/01/2045
9,331,408
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
4,850,000 4.125
(a)(b)
07/01/2045
4,841,309
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
West Virginia – (continued)
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
$ 4,085,000 4.700%
(a)(b)
04/01/2036
$ 4,129,788
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
3,340,000 5.500
09/01/2048
3,678,370
West Virginia Hospital Finance Authority RB Refunding for
Cabell Huntington Hospital Obligated Group Series 2018 A
(Baa3/BBB)
6,120,000 5.000
01/01/2043
6,080,434
13,000,000 4.125
01/01/2047
10,750,411
West Virginia Hospital Finance Authority RB Refunding for
Charleston Area Medical Center, Inc. Obligated Group Series
2019 A (Baa1/NR)
1,750,000 5.000
09/01/2038
1,786,872
1,600,000 5.000
09/01/2039
1,626,109
61,333,814
Wisconsin - 2.6%
Public Finance Authority Beyond Boone LLC-Appalachian State
University Project RB Bonds Series 2019 A (AGM) (A1/AA)
2,350,000 4.125
07/01/2049
2,256,520
1,600,000 5.000
07/01/2058
1,620,424
Public Finance Authority Charter School RB
1,025,000 6.500
(c)
06/15/2043
1,121,706
1,310,000 7.000
(c)
06/15/2053
1,452,795
1,395,000 7.000
(c)
06/15/2058
1,534,120
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
1,400,000 6.000
(c)
06/01/2062
1,426,386
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
1,250,000 5.000
(c)
06/15/2051
1,085,459
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
900,000 5.250
06/15/2054
911,873
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
1,630,000 5.500
(c)
06/15/2052
1,609,326
2,700,000 5.750
(c)
06/15/2062
2,706,823
Public Finance Authority Education RB for North Carolina
Leadership Charter Academy, Inc. Series 2019 A (NR/NR)
180,000 4.000
(c)
06/15/2029
176,412
385,000 5.000
(c)
06/15/2039
385,125
Public Finance Authority Education RB for Triad Educational
Services Series 2022 (NR/BBB-)
600,000 5.500
06/15/2050
621,845
1,450,000 5.250
06/15/2052
1,480,149
1,400,000 5.375
06/15/2057
1,435,904
Public Finance Authority Education RB for Uwharrie Charter
Academy Project Series 2022A (Ba2/NR)
1,400,000 5.000
(c)
06/15/2052
1,373,096
1,850,000 5.000
(c)
06/15/2057
1,797,584
1,850,000 5.000
(c)
06/15/2062
1,780,059
Public Finance Authority Education RB Series 2022 (NR/NR)
3,925,000 5.000
(c)
01/01/2057
3,334,984

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
$ 5,900,000 4.300%
11/01/2030
$ 5,864,169
Public Finance Authority Founders Academy Charter School RB
Series 2023A (NR/BB-)
550,000 6.625
(c)
07/01/2053
575,161
500,000 6.750
(c)
07/01/2058
524,962
Public Finance Authority Hotel RB for Grand Hyatt San Antonio
Hotel Acquisition Project Subordinate Lien Series 2022B
(NR/NR)
900,000 5.625
(c)
02/01/2046
923,349
Public Finance Authority Limited Obligation Grant RB
20,500,000 6.750
(c)
08/01/2031
14,965,000
Public Finance Authority Quality Education Academy Project
Charter School RB Series 2023A (Ba2/NR)
475,000 6.250
(c)
07/15/2053
510,239
1,175,000 6.500
(c)
07/15/2063
1,269,939
Public Finance Authority RB for Beyond Boone LLC Series 2020
A (AGM) (A1/AA)
950,000 4.000
07/01/2050
890,566
1,185,000 4.000
07/01/2055
1,081,828
1,520,000 4.000
07/01/2059
1,392,534
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
1,230,000 5.000
(c)
12/01/2035
1,240,379
12,380,000 5.000
(c)
12/01/2055
11,372,282
Public Finance Authority RB for Coral Academy of Science Las
Vegas Series 2021 A (NR/BBB-)
4,115,000 4.000
07/01/2061
3,309,656
Public Finance Authority RB for Eno River Academy Holdings,
Inc. Series 2020 A (Ba1/NR)
1,300,000 5.000
(c)
06/15/2054
1,280,116
Public Finance Authority RB for Founders Academy of Las Vegas
Series 2020 A (NR/BB-)
495,000 4.000
(c)
07/01/2030
473,521
700,000 5.000
(c)
07/01/2040
666,652
1,875,000 5.000
(c)
07/01/2055
1,650,585
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
300,000 5.000
(c)
06/01/2036
277,558
900,000 5.000
(c)
06/01/2051
728,413
1,075,000 5.000
(c)
06/01/2061
842,892
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
3,100,000 5.250
(c)
03/01/2045
2,881,865
7,110,000 5.250
(c)
03/01/2055
6,311,360
Public Finance Authority RB for McLemore Resort Manager LLC
Series 2021 A (NR/NR)
16,200,000 4.500
(c)
06/01/2056
13,042,074
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
12,925,000 5.625
(c)
06/01/2050
11,857,391
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
14,840,000 6.500
(c)
06/01/2045
12,833,473
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
2,600,000 5.200
12/01/2037
2,645,550
1,525,000 5.350
12/01/2045
1,532,663
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
$ 4,470,000 6.000%
(c)
07/01/2031
$ 3,977,231
Public Finance Authority RB Refunding for Blue Ridge Healthcare
Obligated Group Series 2020 A (A3/A)
1,425,000 4.000
01/01/2045
1,341,564
1,900,000 3.000
01/01/2050
1,447,026
Public Finance Authority RB Refunding for Coral Academy of
Science Reno Series 2019 A (NR/NR)
1,950,000 5.000
(c)
06/01/2050
1,801,469
Public Finance Authority RB Refunding for Penick Village
Obligated Group Series 2019 (NR/NR)
1,450,000 5.000
(c)
09/01/2049
1,266,191
1,360,000 5.000
(c)
09/01/2054
1,159,625
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
9,950,000 4.500
(c)
07/01/2048
7,989,165
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
3,205,000 6.125
(c)
10/01/2049
2,791,092
Public Finance Authority RB Refunding for UMA Education, Inc.
Series 2019 A (NR/BB+)
1,020,000 5.000
(c)
10/01/2034
1,056,004
350,000 5.000
(c)
10/01/2039
355,933
Public Finance Authority Retirement Communities RB Refunding
for The Evergreens Obligated Group Series 2019 A (NR/NR)
765,000 5.000
11/15/2049
777,184
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/BB)
800,000 4.000
(c)
04/01/2042
746,765
1,400,000 4.000
(c)
04/01/2052
1,227,202
Public Finance Authority Revenue Refunding Bonds for Roseman
University of Health Sciences Series 2022 (NR/NR)
100,000 4.000
(c)(d)
04/01/2042
106,546
Public Finance Authority Senior Living Revenue Refunding Bonds
for Fellowship Senior Living Project Series 2019A (NR/NR)
12,080,000 4.000
01/01/2052
9,569,648
Public Finance Authority Senior RB for Fargo-Moorhead
Metropolitan Area Flood Risk Management Project Series
2021 (AMT) (Baa3/NR)
3,800,000 4.000
03/31/2056
3,157,943
Public Finance Authority Special Facility RB for Million Air
Two LLC General Aviation Facilities Project Series 2017B
(NR/NR)
13,780,000 7.125
(c)
06/01/2041
12,719,719
Public Finance Authority Special RB Series 2024 (NR/NR)
9,500,000 5.500
(c)
12/15/2028
9,524,220
Public Finance Authority Student Housing RB for CHF-Cullowhee,
LLC-Western Carolina University Project Series 2015 A
(NR/BBB-)
3,250,000 5.250
07/01/2047
3,254,609
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
8,815,000 4.000
(c)
07/01/2061
7,183,747
Public Finance Authority Student Housing RB Subordinate Series
2021B (NR/NR)
1,875,000 5.250
(c)
07/01/2061
1,637,104

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
A
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Tax Increment Revenue Senior Bonds for
Miami Worldcenter Project Series 2024A (NR/NR)
$ 13,850,000 5.000%
(c)
06/01/2041
$ 14,017,739
Public Finance Authority Tax Increment Revenue Subordinate
Bonds for Miami Worldcenter Project Series 2024B (NR/NR)
7,375,000 8.000
(c)
06/15/2042
7,389,699
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
6,525,000 5.375
(c)(i)
12/15/2032
0
Wisconsin Health & Educational Facilities Authority RB Refunding
for Lawrence University of Wisconsin Series 2020 (Baa1/NR)
1,315,000 3.000
02/01/2042
995,158
435,000 4.000
02/01/2045
383,264
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
950,000 4.000
12/01/2051
691,875
950,000 4.000
12/01/2056
668,520
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
8,740,000 5.000
(c)
08/01/2027
8,900,141
Wisconsin Health and Educational Facilities Authority RB for
Three Pillars Senior Living Communities Series 2024A
(NR/NR)
2,875,000 5.750
08/15/2054
3,021,142
4,600,000 5.750
08/15/2059
4,815,300
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/BBB)
9,200,000 5.500
(i)
02/15/2054
9,781,226
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022B
(NR/NR)
32,525,000 6.000
(c)
02/01/2062
33,855,315
286,664,133
Wyoming - 0.2%
County of Campbell RB Refunding for Basin Electric Power
Cooperative Series 2019 A (A3/A)
28,040,000 3.625
07/15/2039
25,368,301
a a
TOTAL MUNICIPAL BONDS
(Cost $10,954,985,662)
10,812,663,848
a
Corporate Bonds - 0.7%
Healthcare-Services - 0.2%
Prime Healthcare Foundation, Inc. Series
16,525,000 7.000% 12/01/27 15,596,827
Toledo Hospital RB Series 2022 B
4,988,000 5.325 11/15/28 4,763,540
Tower Health Series
12,854,000 4.451 02/01/50 6,089,583
26,449,950
Real Estate - 0.5%
Benloch Ranch Improvement Association No. 1 Series 2020
5,959,805 9.750
(c)(h)
12/01/39 5,411,384
Benloch Ranch Improvement Association No. 1 Series 2021
3,674,355 9.750
(c)(h)
12/01/39 3,336,241
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Corporate Bonds – (continued)
Benloch Ranch Improvement Association No. 2
$ 29,700,000 10.000%
(c)(h)
12/01/51 $ 24,195,996
Brixton Park Improvement Association No. 1 Series
27,165,373 6.875
(c)(h)
12/01/51 21,897,735
54,841,356
TOTAL CORPORATE BONDS
(Cost $95,272,726)
81,291,306
a
Bank Loans
(k)
- 0.1%
Engineering & Construction - 0.1%
Rialto Bioenergy Facility, LLC ( SOFR + 0.1% )
32,012,632 5.330
(h)
07/30/24 6,581,527
6,581,527
TOTAL BANK LOANS
(Cost $31,796,253)
6,581,527
TOTAL INVESTMENTS - 98.3%
(Cost $11,082,054,641)
$ 10,900,536,681
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.7%
191,487,204
NET ASSETS - 100.0%
$ 11,092,023,885
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.
(c) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(d) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.
(g) Zero coupon bond until next reset date.
(h) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i) When-issued security.
(j) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
**End swaps header**
(k) Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement
or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on September
30, 2023. Bank Loans typically have rates of interest which
are predetermined either daily, monthly, quarterly or semi-
annually by reference to a base lending rate, plus a premium.
These base lending rates are primarily the Secured Overnight
Financing Rate (“SOFR”), and secondarily the prime rate
offered by one or more major United States banks (the “Prime
Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
ETM - Escrowed to Maturity
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MUN GOVT
GTD
-
Municipal Government Guaranteed NATL
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RMKT - Remarketed
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SOFR - Secured Overnight Financing Rate
Investment Abbreviations: (continued)
TCRS - Transferable Custody Receipts
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating
FUTURES CONTRACTS
— At June 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (753) 09/19/24 $ (93,772,031) $ (533,186)

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.6%
Alabama - 1.8%
Ascension Health RB for Ascension Senior Credit Group Series
2016C (Aa2/AA+)
$ 500,000 5.000%
11/15/2046
$ 505,473
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
1,000,000 4.000
(a)(b)
12/01/2049
1,000,543
Energy Southeast a Cooperative District Energy Supply RB 2024
Series B (A1/NR)
350,000 5.250
(a)(b)
07/01/2054
374,427
Hoover Industrial Development Board RB for United States Steel
Corp. Series 2019 (B1/BB-)
100,000 5.750
10/01/2049
104,025
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
480,000 5.250
10/01/2049
513,399
505,000 5.500
10/01/2053
546,516
Midcity Improvement District Special Assessment RB Series 2022
(NR/NR)
100,000 3.875
11/01/2027
93,798
100,000 4.250
11/01/2032
89,277
The Industrial Development Authority of Mobile County Solid
Waste Disposal RB Am Ns Calvert LLC Project Series 2024A
(Baa3/BBB-)
400,000 5.000
06/01/2054
406,577
3,634,035
Arizona - 1.3%
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
525,000 4.520
(b)(c)
01/01/2037
513,031
Arizona IDA Lease RB for Greenville University Student Housing
and Athletic Facilities Project Series 2022 (NR/BB+)
485,000 6.500
(d)
11/01/2053
499,389
Arizona Industrial Development Authority Hospital RB Phoenix
Children's Hospital Series 2020A (A1/A+)
300,000 4.000
02/01/2050
285,083
Arizona Industrial Development Authority RB for Candeo
Schools Obligated Group Project Series 2020 A
(SD CRED PROG) (NR/AA-)
25,000 3.375
07/01/2041
21,550
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project First Tier Series 2019
A (NR/CC)
180,000 4.500
01/01/2049
103,341
Arizona Industrial Development Authority RB for Somerset
Academy of Las Vegas Series 2021 A (NR/BB)
25,000 4.000
(d)
12/15/2051
20,080
Arizona Industrial Development Authority RB Refunding for Doral
Academy of Northern Nevada Obligated Group Series 2021 A
(Ba1/NR)
265,000 4.000
(d)
07/15/2041
236,244
County of Maricopa IDA Education RB Series 2021A (NR/BBB-)
75,000 4.000
(d)
07/01/2041
68,736
County of Maricopa IDA Education RB Taxable Convertible Series
2021B (NR/BBB-)
50,000 2.100
(a)(d)
07/01/2026
48,283
150,000 2.625
(a)(d)
07/01/2031
136,705
150,000 3.500
(a)(d)
07/01/2044
123,517
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
Estrella Mountain Ranch Community Facilities District Lucero
Assessment District No. 1 Special Assessment RB Series 2019
(NR/NR)
$ 99,000 4.750%
07/01/2043
$ 88,535
Glendale Industrial Development Authority RB for People of Faith,
Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.000
05/15/2041
97,109
La Paz County Industrial Development Authority RB for Harmony
Public Schools Series 2021 A (NR/BBB+)
50,000 4.000
02/15/2046
42,986
Maricopa County Industrial Development Authority RB for
Arizona Autism Charter Schools Obligated Group Series 2021
A (NR/BB)
100,000 4.000
(d)
07/01/2051
81,818
Maricopa County Industrial Development Authority RB for Ottawa
University Series 2020 (NR/NR)
25,000 5.125
(d)
10/01/2030
24,989
Salt Verde Financial Corp. RB Gas Senior Series 2007-1
(A3/BBB+)
105,000 5.000
12/01/2037
114,357
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (A3/A-)
150,000 4.000
(a)(b)
06/01/2049
150,943
2,656,696
Arkansas - 0.1%
Arkansas Development Finance Authority RB for Central Arkansas
Radiation Therapy Institute, Inc. Series 2021 B (NR/NR)
50,000 4.250
07/01/2041
43,811
25,000 3.500
07/01/2046
16,941
Arkansas Development Finance Authority RB Refunding for
Central Arkansas Radiation Therapy Institute, Inc. Series 2021
(NR/NR)
100,000 3.500
07/01/2038
77,459
138,211
California - 8.5%
Airport Commission of The City and County of San Francisco
Second Series RR Bonds, Series 2023C (AMT) (A1/NR)
500,000 5.750
05/01/2048
558,287
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000 4.180
(b)(c)
04/01/2056
492,260
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000 4.290
(b)(c)
04/01/2056
343,219
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (AGM) (A1/AA)
250,000 4.375
07/01/2049
246,883
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
425,000 5.250
07/01/2049
459,035
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
575,000 5.000
(a)(b)
02/01/2054
609,402
California Community Housing Agency RB Series 2021A-1 Senior
Bonds (NR/NR)
150,000 4.000
(d)
02/01/2056
126,510

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 A
(NR/BBB+)
$ 50,000 4.000%
06/01/2049
$ 46,276
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-1
(NR/BBB+)
10,000 5.000
06/01/2049
10,197
California County Tobacco Securitization Agency RB Refunding
for Sonoma County Securitization Corp. Series 2020 B-2
(NR/NR)
250,000 0.000
(e)
06/01/2055
53,332
California County Tobacco Securitization Agency Tobacco
Settlement RB Capital Appreciation Subordinate Series 2006
C (NR/NR)
400,000 0.000
(e)
06/01/2055
51,071
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
600,000 5.250
12/01/2043
660,662
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A2/A)
410,000 5.000
10/01/2044
410,066
California Health Facilities Financing Authority Refunding RB
Lucile Salter Packard Children's Hospital At Stanford 2022
Series A Forward Delivery (A1/NR)
135,000 4.000
05/15/2051
134,500
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
100,000 4.000
07/01/2041
90,348
California Municipal Finance Authority Revenue Refunding Bonds
for Eisenhower Medical Center Series 2017A (Baa2/NR)
150,000 5.000
07/01/2047
150,655
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
1,000,000 5.000
12/31/2043
1,015,393
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB-)
150,000 4.000
07/15/2029
149,845
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-3 (NR/A-/A-2)
250,000 4.300
07/01/2040
248,855
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2012
(Baa3/NR)
300,000 5.000
(d)
07/01/2037
301,102
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
275,000 5.000
(d)
07/01/2034
307,061
250,000 5.000
(d)
07/01/2035
277,109
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
250,000 5.000
(d)
11/21/2045
250,562
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California School Finance Authority Charter School RB for
Citizens of the World Obligated Group Series 2022A
(NR/BB-)
$ 250,000 6.250%
(d)
04/01/2052
$ 255,529
California School Finance Authority Charter School RB for
Lighthouse Community Public School Obligated Group Series
2022A (NR/NR)
250,000 6.375
(d)
06/01/2052
260,607
California School Finance Authority RB for Lifeline Education
Charter School, Inc. Series 2020 A (NR/BB+)
365,000 3.000
(d)
07/01/2030
344,729
California School Finance Authority RB for Santa Clarita Valley
International Charter School Series 2021 A (NR/NR)
260,000 4.000
(d)
06/01/2031
247,844
California Statewide Communities Development Authority CFD
No. 2022-03 Sheldon Farms Special Tax Bonds, Series 2023
(NR/NR)
250,000 5.000
09/01/2053
253,516
California Statewide Communities Development Authority
Community Facilities District No. 2020-02 Atwell
Improvement Area No. 3 Special Tax Bonds Series 2024
(NR/NR)
125,000 5.000
09/01/2054
127,510
California Statewide Communities Development Authority
Pollution Control RB Refunding for Southern California
Edison Company Series 2006 D (NON-AMT) (A2/A-)
150,000 4.500
11/01/2033
158,470
California Statewide Communities Development Authority RB for
Loma Linda University Medical Center Series 2016A (NR/BB)
250,000 5.250
(d)
12/01/2056
251,949
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB)
500,000 5.500
12/01/2054
501,475
California Statewide Communities Development Authority Special
Tax Bonds Series 2022 (NR/NR)
50,000 5.125
09/01/2042
52,516
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
100,000 5.000
05/15/2040
101,380
California Statewide Community Development Authority Pollution
Control Refunding RB 2010 Series A (A2/A-)
190,000 1.750
09/01/2029
166,518
City of Alameda Community Facilities District 2023 Special Tax
Bonds (NR/NR)
50,000 5.000
09/01/2048
50,635
City of Chula Vista CA Community Facilities District No. 16-1
Special Tax for Improvement Area No. 2 Series 2021 (NR/NR)
250,000 4.000
09/01/2046
229,403
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
25,000 3.000
09/01/2039
19,676
City of Palm Desert Community Facilities District No. 2021-1
Special Tax Refunding Bonds Series 2021 (NR/NR)
100,000 3.000
09/01/2031
91,608
City of Roseville Special Tax Villages at Sierra Vista Community
Facilities District No. 1 Series 2020 (NR/NR)
25,000 4.000
09/01/2040
23,054

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of San Francisco Airport Commission International Airport
Second Series RB Series 2018E (A1/A+)
$ 400,000 5.000%
05/01/2048
$ 416,537
City of San Francisco Airport Commission International Airport
Second Series RB Series 2019A (A1/A+)
490,000 5.000
05/01/2049
500,118
CMFA Special Finance Agency VIII Essential Housing RB 2021A-
1 (NR/NR)
150,000 3.000
(d)
08/01/2056
106,410
County of Los Angeles CA Community Facilities District NO
2021-01 (NR/NR)
100,000 5.000
09/01/2047
102,541
Department of Airports of The City of Los Angeles LAX
Subordinate RB 2018 Series A (AMT) (Aa3/AA-)
500,000 5.250
05/15/2048
516,056
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2021 Series D
(Private Activity/AMT) (Aa3/AA-)
500,000 4.000
05/15/2051
468,394
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 2021A (Baa1/A)
750,000 4.000
01/15/2046
729,305
Folsom Ranch Financing Authority City of Folsom Community
Facilities District No. 23 Improvement Area No. 2 California
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2053
102,150
Golden State Securitization Settlement Corp ABS Bond Series
2021 2021B-1 (NR/BBB-)
520,000 3.850
06/01/2050
487,696
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds for Capital Appreciation Series 2007 C-1
(NR/CCC)
250,000 0.000
(e)
06/01/2036
114,988
Los Angeles County Public Works Financing Authority Lease RB
2020 Series A (NR/AA+)
125,000 3.000
12/01/2050
98,430
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa2/AA)
(3M USD LIBOR + 0.63%)
525,000 4.387
(c)
09/01/2037
501,095
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
125,000 3.000
09/01/2034
113,272
Roseville California Community Facilities District No. 5 Special
Tax for Fiddyment Ranch Project Series 2021 (NR/NR)
25,000 2.500
09/01/2037
19,668
275,000 4.000
09/01/2050
241,410
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
785,000 4.307
(c)
06/01/2034
754,208
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A2/NR)
150,000 4.000
07/01/2039
147,676
San Gorgonio Memorial Health Care District GO Refunding Bonds
Series 2020 (Ba2/NR)
100,000 4.000
08/01/2032
89,623
State of California Various Purpose GO Bonds (Aa2/AA-)
1,100,000 7.500
04/01/2034
1,269,614
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Town of Tiburon Special Assessment for Assessment District No.
2017-1 Series 2021 A (NR/NR)
$ 50,000 2.500%
09/02/2046
$ 32,518
Washington Township Health Care District RB 2023 Series A
(Baa3/NR)
50,000 5.750
07/01/2053
53,336
16,994,094
Colorado - 3.8%
Citadel on Colfax Business Improvement District Senior RB Series
2020 A (NR/NR)
125,000 5.350
12/01/2050
115,156
Citadel on Colfax Business Improvement District Senior RB Series
2020 B (NR/NR)
100,000 7.875
12/15/2050
94,302
City of Denver Airport System Subordinate RB Series 2018A
(A1/A+)
575,000 5.250
12/01/2043
597,813
Colorado Education & Cultural Facilities Authority Charter School
RB Series 2021 (Baa3/NR)
100,000 4.000
10/01/2056
80,579
Colorado Educational and Educational Facilities Authority Charter
School RB Ascent Classical Academy Charter Schools, Inc.
Series 2024A (NR/BB)
100,000 5.500
(d)
04/01/2044
103,644
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-1 (NR/NR)
695,000 6.000
07/01/2036
693,824
Colorado Health Facilities Authority American Eagle Delaware
Holding Company Series 2022A-2 (NR/NR)
440,000 6.000
07/01/2031
433,443
Colorado Health Facilities Authority Hospital RB Boulder
Community Health Project Series 2020 (A3/A-)
275,000 4.000
10/01/2038
271,910
300,000 4.000
10/01/2039
294,337
300,000 4.000
10/01/2040
291,133
Colorado Health Facilities Authority RB for Parkview Medical
Center, Inc. Obligated Group Series 2020 A (Aa2/NR)
350,000 4.000
09/01/2050
335,914
Colorado Health Facilities Authority RB for Senior Living
American Eagle Portfolio Project Series 2022B-1 (NR/NR)
101,026 5.000
(a)
07/01/2057
77,910
Colorado Health Facilities Authority RB Refunding for Adventist
Health System/Sunbelt Obligated Group Series 2019 A
(Aa2/AA)
100,000 4.000
11/15/2043
97,829
Colorado Health Facilities Authority RB Series 2019A-2 (A3/A-)
885,000 4.000
08/01/2049
839,393
Denver Colorado City & County Special Facilities Airport RB
Refunding for United Air Lines, Inc. Project Series 2017
(NR/BB-)
650,000 5.000
10/01/2032
650,064
Denver Health & Hospital Authority Healthcare Revenue
Refunding Bonds Series 2017A (NR/BBB)
175,000 4.000
(d)
12/01/2035
163,483
185,000 4.000
(d)
12/01/2036
170,993
Fiddler's Business Improvement District GO Refunding Bonds
Series 2022 (NR/NR)
150,000 5.000
(d)
12/01/2032
153,664

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Rampart Range Metropolitan District No. 5 RB Series 2021
(NR/NR)
$ 500,000 4.000%
12/01/2041
$ 426,455
Senac South Metropolitan District GO LT Bonds Series 2021A3
(NR/NR)
915,000 5.250
12/01/2051
812,157
Sterling Ranch Community Authority Board RB Refunding for
Sterling Ranch Colorado Metropolitan District No. 2 Series
2020 A (NR/NR)
575,000 3.375
12/01/2030
540,480
The Lakes At Centerra Metropolitan District No.2 In The City of
Loveland Colorado Limited Tax GO Refunding Bonds Series
2024A (AGM) (NR/AA)
300,000 4.500
12/01/2054
300,260
Wildwing Metropolitan District No. 5 In the Town of Timnath
Larimer County Colorado LT Go Refunding and Improvement
Bonds Series 2024 (AGM) (NR/AA)
50,000 4.500
12/01/2053
50,505
7,595,248
Connecticut - 0.3%
City of Stamford Housing Authority RB Anticipation Notes for
Dogwoods Project Series 2022 (NR/NR)
100,000 11.000
(d)
12/01/2027
114,471
State of Connecticut Health & Educational Facilities Authority RB
Series E (NR/NR)
230,000 4.000
07/01/2041
202,662
State of Connecticut Health and Educational Facilities Authority
RB for University of Hartford 2022 Series P (NR/BB+)
55,000 5.375
07/01/2052
52,514
State of Connecticut Health and Educational Facilities Authority
Revenue Bonds Goodwin University Obligated Group Issue
Series A-1 (NR/BBB-)
125,000 5.000
(f)
07/01/2044
124,861
Steel Point Infrastructure Improvement District Tax Allocation for
Steelpointe Harbor Project Series 2021 (NR/NR)
100,000 4.000
(d)
04/01/2041
87,967
582,475
Delaware - 0.0%
Delaware Economic Development Authority Charter School RB for
Aspira of Delaware Charter Operations Project Series 2022A
(NR/BB)
50,000 3.000
06/01/2032
45,075
50,000 4.000
06/01/2042
44,453
89,528
District of Columbia - 1.2%
District of Columbia Private Activity RB Series 2022A (A3/NR)
100,000 5.500
02/28/2037
114,764
District of Columbia Union Market Project Tax Increment RB
Convertible Capital Appreciation Bonds. Series 2024B
(NR/NR)
100,000 0.000
(d)(g)
06/01/2041
57,406
Metropolitan Washington Airport Authority Revenue & Refunding
Bonds Series 2018A (Aa3/AA-)
1,450,000 5.000
10/01/2043
1,487,010
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA)
125,000 3.000
10/01/2050
94,306
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
Metropolitan Washington Airports Authority Dulles Toll Road RB
Series 2019 B (AGM) (A1/AA) – (continued)
$ 100,000 4.000%
10/01/2053
$ 94,255
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail & Capital Improvement Projects Series 2019B
(Baa2/A-)
650,000 4.000
10/01/2049
610,731
2,458,472
Florida - 20.2%
Abbott Square Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
200,000 5.000
06/15/2032
205,230
AH at Turnpike South Community Development District Special
Assessment Phase 3 Project Series 2021 (NR/NR)
500,000 4.000
05/01/2051
415,520
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Series 2022 (NR/NR)
250,000 4.000
10/01/2046
210,410
Astonia Community Development District Polk County, Florida
Special Assessment Bonds, Series 2023 Assessment Area
Three Project (NR/NR)
65,000 5.125
06/15/2043
66,043
Astonia Community Development District Special Assessment for
Assessment Area 2 Project Series 2021 (NR/NR)
55,000 3.200
(d)
05/01/2041
45,043
Astonia Community Development District Special Assessment for
North Parcel Assessment Area Project Series 2021 (NR/NR)
10,000 2.500
(d)
05/01/2026
9,706
50,000 3.200
(d)
05/01/2041
40,948
Avalon Groves Community Development District Special
Assessment for Assessment Area Three Project Series 2021
(NR/NR)
65,000 2.375
05/01/2026
63,086
Avalon Groves Community Development District Special
Assessment for Phases 3 and 4 Sub Assessment Area One
Series 2021 (NR/NR)
25,000 3.125
05/01/2041
20,528
Avenir Community Development District Special Assessment
Bonds Series 2023 (NR/NR)
40,000 4.500
05/01/2030
40,506
Babcock Ranch Community Independent Special District Special
Assessment Series 2021 (NR/NR)
660,000 2.875
05/01/2031
600,251
Bannon Lakes Community Development District Special
Assessment Series 2021 (NR/NR)
200,000 3.000
(d)
05/01/2031
186,076
Bellagio Community Development District Special Assessment
Bonds Series 2013 (NR/BBB)
30,000 6.000
11/01/2027
31,035
Belmont II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.625
12/15/2040
93,204
Berry Bay Community Development District Special Assessment
for Assessment Area 1 Project Series 2021 (NR/NR)
500,000 3.125
05/01/2031
463,154
Black Creek Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
160,000 4.800
06/15/2027
161,862

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bridgewalk Community Development District Special Assessment
Bonds for Assessment Area Two Project Series 2023 (NR/NR)
$ 60,000 6.250%
12/15/2043
$ 63,686
Bridgewater Community Development District Special Assessment
Bonds for Assessment Area One Project Series 2022 (NR/NR)
100,000 3.250
06/15/2042
79,306
Broward County Port Facilities RB Series 2019B (A1/A)
300,000 4.000
09/01/2049
274,196
Buckhead Trails Community Development District Special
Assessment Bonds for Manatee County Project Series 2022
(NR/NR)
35,000 4.750
05/01/2027
35,144
Buena Lago Community Development District Capital
Improvement RB Series 2022 (NR/NR)
125,000 4.000
05/01/2027
124,559
Capital Projects Finance Authority Educational Facilities RB
Kissimmee Charter Academy Project Series 2024 (NR/NR)
100,000 6.125
(d)
06/15/2044
102,543
Capital Trust Agency Student Housing RB for University Bridge
LLC Series 2018 A (Ba2/NR)
625,000 5.250
(d)
12/01/2058
620,685
Capital Trust Agency, Inc. RB for AcadeMir Charter School West
Series 2021 A-2 (Ba2/NR)
100,000 4.000
(d)
07/01/2051
80,954
Capital Trust Agency, Inc. RB for University Bridge LLC Series
2018 A (Ba2/NR)
100,000 4.000
(d)
12/01/2028
97,858
300,000 5.250
(d)
12/01/2043
301,275
Celebration Community Development District Special Assessment
for Assessment Area One Project Series 2021 (NR/NR)
235,000 2.750
05/01/2031
219,858
Central Parc Community Development District City Of North Port
Florida Special Assessment RB Series 2024 (NR/NR)
100,000 4.900
05/01/2031
100,107
CFM Community Development District Special Assessment Bonds
Series 2021 (NR/NR)
100,000 3.350
05/01/2041
81,854
Chapel Creek Community Development District Special
Assessment Series 2021 (NR/NR)
80,000 3.375
(d)
05/01/2041
66,174
Chapel Crossings Community Development District Special
Assessment Series 2020 (NR/NR)
95,000 3.700
(d)
05/01/2040
82,435
Charles Cove Community Development District Special
Assessment RB Series 2021 (NR/NR)
105,000 2.400
05/01/2026
101,576
City of Jacksonville RB Refunding for Genesis Health, Inc.
Obligated Group Series 2020 (NR/A-)
145,000 4.000
11/01/2039
138,099
City of Palmetto Educational Facilities Refunding RB Series
2022A (NR/BBB-)
100,000 5.125
06/01/2042
102,567
Coddington Community Development District (NR/NR)
260,000 5.000
05/01/2032
270,316
Connerton East Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.250
06/15/2043
103,308
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Cope's Landing Community Development District Capital
Improvement RB 2023 Project Area Series 2023 (NR/NR)
$ 100,000 5.750%
05/01/2043
$ 105,204
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
175,000 3.000
05/01/2031
159,964
175,000 3.000
05/01/2035
149,715
Corkscrew Crossing Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
200,000 4.300
05/01/2033
201,736
Creekview Community Development District Special Assessment
RB Series 2022 (NR/NR)
35,000 3.875
05/01/2027
34,794
50,000 4.250
05/01/2032
50,046
270,000 4.625
05/01/2042
265,115
Cross Creek North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
340,000 4.250
05/01/2042
320,228
Cross Creek North Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
100,000 5.125
05/01/2043
101,511
Crossings Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
125,000 4.250
05/01/2027
125,212
255,000 4.750
05/01/2032
259,589
Cypress Bluff Community Development District Special
Assessment for Del WEBB Project Series 2020 A (NR/NR)
145,000 2.700
(d)
05/01/2025
143,422
310,000 3.125
(d)
05/01/2030
300,918
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
50,000 5.000
05/01/2053
49,504
Cypress Park Estates Community Development District Special
Assessment Area 1 Project Series 2020 (NR/NR)
25,000 2.625
(d)
05/01/2025
24,680
Deerbrook Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 2023 Project
(NR/NR)
100,000 5.250
05/01/2043
101,824
DG Farms Community Development District Special Assessment
Series 2020 (NR/NR)
270,000 3.750
05/01/2040
240,785
DW Bayview Community Development District Special
Assessment Bond Series 2021 (NR/NR)
50,000 3.375
(d)
05/01/2041
44,216
DW Bayview Community Development District Special
Assessment Bonds for Manatee County Series 2022 (NR/NR)
105,000 4.300
05/01/2027
105,432
Eagle Hammock Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
195,000 4.875
05/01/2032
200,097
East 547 Community Development District Special Assessment
Bond for Assessment Area One Project Series 2021 (NR/NR)
35,000 3.300
05/01/2041
28,485
Eden Hills Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
75,000 3.625
05/01/2032
72,686

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Eden Hills Community Development District Special Assessment
Series 2020 (NR/NR)
$ 100,000 4.000%
05/01/2040
$ 95,567
Edgewater East Community Development District Special
Assessment for Assessment Area Once Series 2021 (NR/NR)
130,000 3.600
05/01/2041
111,970
Edgewater East Community Development District Special
Assessment RB Series 2022 (NR/NR)
125,000 3.375
05/01/2032
116,778
Escambia County Health Facilities Authority Health Care Facilities
RB Series 2020A (Baa2/BBB)
760,000 4.000
08/15/2045
685,836
Eureka Grove Community Development District Special
Assessment Bonds for 2021 Project Series 2021 (NR/NR)
685,000 3.500
05/01/2041
572,340
Everlands Community Development District Special Assessment
Bonds for Assessment Area Two – 2024 Project Area Series
2024 (NR/NR)
525,000 5.250
06/15/2044
531,876
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
190,000 5.000
05/01/2035
194,865
Florida Development Finance Corp. Educational Facilities RB
Series 2022A (Ba3/NR)
100,000 5.000
(d)
07/01/2032
97,165
135,000 5.375
(d)
07/01/2042
127,634
Florida Development Finance Corp. Educational RB for
Cornerstone Charter Academy Project Series 2022 (NR/BB+)
100,000 5.000
(d)
10/01/2042
101,421
Florida Development Finance Corp. Healthcare Facilities
RB for Tampa General Hospital Project Series 2024A
(Fixed Mode) (NR/A-)
600,000 5.250
08/01/2049
629,088
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (AGM) (NR/AA)
1,000,000 5.000
07/01/2044
1,052,498
550,000 5.250
07/01/2047
578,532
1,000,000 5.250
07/01/2053
1,046,012
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/BBB-)
300,000 5.250
07/01/2047
309,856
300,000 5.500
07/01/2053
312,456
Florida Development Finance Corp. RB Brightline Florida
Passenger Rail Project Brightline Trains Florida LLC Issue
Series 2024 (AMT) (NR/NR)
2,475,000 12.000
(a)(b)(d)
07/15/2032
2,633,099
Florida Development Finance Corp. RB for Brightline Florida
Passenger Rail Expansion Project Series 2023C (NR/BBB-)
500,000 8.250
(a)(b)(d)
07/01/2057
518,446
Florida Development Finance Corp. RB for Discovery High School
& Discovery Academy of Lake Alfred Obligated Group Series
2020 A (NR/NR)
100,000 4.000
(d)
06/01/2030
90,519
Florida Development Finance Corp. RB for Mayflower Retirement
Center, Inc. Obligated Group Series 2020 A (NR/NR)
100,000 5.125
(d)
06/01/2040
95,847
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Florida Development Finance Corp. RB for United Cerebral Palsy
of Central Florida, Inc. Series 2020 A (NR/NR)
$ 45,000 4.000%
06/01/2030
$ 42,847
Florida Development Finance Corp. RB Refunding for Global
Outreach Charter Academy Obligated Group Series 2021 A
(B1/NR)
100,000 4.000
(d)
06/30/2041
82,220
Florida Development Finance Corp. Student Housing RB Senior
Series 2024A-1 (NR/NR)
100,000 5.000
(d)
06/01/2044
101,955
Florida Higher Educational Facilities Financial Authority RB
Ringling College of Art and Design, Inc. Series 2017
(NR/BBB)
150,000 5.000
03/01/2047
151,063
Forest Lake Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
30,000 4.750
(d)
05/01/2027
30,239
90,000 5.000
(d)
05/01/2032
92,349
Gracewater Sarasota Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
165,000 2.950
05/01/2031
150,210
75,000 3.350
05/01/2041
61,241
Grand Oaks Community Development District Special Assessment
Bonds Assessment Area 2 Series 2020 (NR/NR)
100,000 4.000
05/01/2030
98,481
Grand Oaks Community Development District Special Assessment
RB Series 2019 A (NR/NR)
50,000 4.750
11/01/2039
49,649
Grand Oaks Community Development District Special Assessment
RB Series 2021 (NR/NR)
60,000 3.500
11/01/2041
49,638
Grande Pines Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
710,000 3.750
05/01/2041
609,049
Grande Pines Community Development District Special
Assessment RB for Assessment Area Two Series 2024
(NR/NR)
100,000 5.450
05/01/2044
101,057
Hacienda North Community Development District Special
Assessment RB Series 2023 (NR/NR)
100,000 6.300
05/01/2043
107,696
Hamilton Bluff Community Development District
Special Assessment Bonds, Series 2024
(Assessment Area One Project) (NR/NR)
100,000 5.800
05/01/2054
100,733
Hammock Oaks Community Development District Town of
Lady Lake Florida Special Assessment Bonds Series 2024
Assessment Area Two (NR/NR)
100,000 5.850
05/01/2044
101,579
Hammock Reserve Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
20,000 4.200
05/01/2027
19,952
Harmony On Lake Eloise Community Development District City
of Winter Haven, Florida Capital Improvement RB, Series
2023 Assessment Area One (NR/NR)
80,000 5.125
05/01/2043
81,669
Harmony West Community Development District Special
Assessment RB Series 2023 (NR/NR)
300,000 5.300
05/01/2053
306,548

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hawkstone Community Development District Special Assessment
RB Series 2021 (NR/NR)
$ 125,000 3.450%
05/01/2041
$ 105,131
Hawkstone Community Development District Special Assessment
RB Series 2023 (NR/NR)
420,000 4.375
05/01/2030
422,480
Highland Meadows West Community Development District Special
Assessment for Assessment Area 3 Series 2020 A (NR/NR)
20,000 2.875
05/01/2025
19,755
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
25,000 3.500
(d)
05/01/2031
23,806
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2021
(NR/NR)
90,000 2.375
05/01/2026
87,087
Hillsborough County Aviation Authority Revenue Refunding Bonds
Series 2015-A (NR/AA-)
350,000 5.000
10/01/2040
350,234
Hobe-St. Lucie Conservancy District Improvement Bonds Unit of
Development No. 1A Series 2024 (NR/NR)
100,000 5.600
05/01/2044
103,092
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
125,000 3.000
05/01/2037
103,561
Island Lake Estates Community Development District 2023 Project
Special Assessment Bonds Series 2023 (NR/NR)
100,000 5.750
12/15/2043
105,047
K-Bar Ranch II Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
100,000 3.125
05/01/2041
79,109
Kindred Community Development District II Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.500
05/01/2040
90,698
Kindred Community Development District II Special Assessment
Bonds Series 2021 (NR/NR)
100,000 2.700
05/01/2031
93,070
Kingman Gate Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
50,000 3.600
06/15/2041
46,266
Lake Deer Community Development District Special Assessment
Bonds for Polk County Series 2022 (NR/NR)
115,000 5.500
05/01/2042
117,101
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2019 (NR/NR)
85,000 3.400
05/01/2030
81,351
Lakewood Ranch Stewardship District Special Assessment for
Azario Project Series 2020 A (NR/NR)
100,000 3.200
05/01/2030
94,513
Lakewood Ranch Stewardship District Special Assessment for
Northeast Sector Phase 2A Project Series 2019 (NR/NR)
125,000 3.250
05/01/2029
120,114
Lakewood Ranch Stewardship District Special Assessment RB
Series 2021 (NR/NR)
95,000 2.300
05/01/2026
91,754
Landings at Miami Community Development District Special
Assessment Bonds Series 2018 (NR/NR)
100,000 4.750
(d)
11/01/2048
95,408
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Landmark at Doral Community Development District Subordinate
Special Assessment Refunding for North Parcel Assessment
Area Series 2019 A-2 (NR/NR)
$ 75,000 4.000%
05/01/2038
$ 69,347
Lawson Dunes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
80,000 4.750
05/01/2032
81,109
45,000 5.000
05/01/2042
45,400
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024A (NR/BBB+)
150,000 5.250
(f)
11/15/2044
161,188
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group)Series
2024B-1 (NR/BBB+)
150,000 4.750
(f)
11/15/2029
150,318
Live Oak Lake Community Development District Special
Assessment Series 2020 (NR/NR)
110,000 3.125
05/01/2025
109,035
Los Cayos Community Development District Special Assessment
Bonds, Series 2024 (2024 Project) (NR/NR)
325,000 4.400
06/15/2031
326,650
LTC Ranch West Residential Community Development District
City of Port St. Lucie Florida Special Assessment RB Series
2024 (NR/NR)
100,000 5.750
05/01/2044
100,967
LTC Ranch West Residential Community Development District
Special Assessment Bonds Series 2021 B (NR/NR)
75,000 3.250
05/01/2031
69,568
LTC Ranch West Residential Community Development District
Special Assessment for Assessment Area One Project Series
2021 A (NR/NR)
50,000 3.450
05/01/2041
41,280
Mangrove Point Community Development District Capital
Improvement RB Series 2022 (NR/NR)
75,000 4.250
05/01/2042
69,267
Meadow View at Twin Creeks Community Development District
Special Assessment Bonds Series 2021 (NR/NR)
160,000 3.250
05/01/2041
128,678
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
175,000 5.000
10/01/2040
178,026
Miami-Dade County IDA Educational Facilities RB for Academir
Charter Schools Project Series 2022A (Ba2/NR)
100,000 5.000
(d)
07/01/2037
102,981
100,000 5.250
(d)
07/01/2042
102,693
Midtown Miami Community Development District Special
Assessment Revenue Refunding Bonds for Parking Garage
Project Series 2014A (NR/NR)
240,000 5.000
05/01/2037
240,027
Mirada II Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
100,000 3.500
05/01/2041
83,391
100,000 4.000
05/01/2051
82,596
North Ar-1 of Pasco Community Development District Pasco
County Florida Capital Improvement RB Series 2024A
Assessment Area Five (NR/NR)
100,000 5.750
05/01/2044
101,420

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
North AR-1 Pasco Community Development District Capital
Improvement RB for Assessment Area Four Series 2024
(NR/NR)
$ 100,000 5.450%
05/01/2044
$ 100,907
North Park Isle Community Development District Special
Assessment RB Series 2021 (NR/NR)
200,000 3.375
11/01/2041
165,969
North Powerline Road Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
125,000 4.750
(d)
05/01/2027
125,512
North Powerline Road Community Development District Special
Assessment Series 2020 (NR/NR)
100,000 3.625
05/01/2040
86,055
Ocala Preserve Community Development District Capital
Improvement RB Series 2021 (NR/NR)
115,000 2.375
11/01/2026
110,037
330,000 2.875
11/01/2031
296,536
Orange Blossom Groves Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
50,000 5.250
06/15/2043
51,654
Palm Beach County Educational Facilities Authority RB Palm
Beach Atlantic University, Inc. Series 2024 (NR/NR)
200,000 5.000
10/01/2034
215,882
150,000 5.000
10/01/2043
156,047
Palm Beach County Health Facilities Authority RB for Lifespace
Communities, Inc. Obligated Group Series 2019 B (NR/NR)
100,000 4.000
05/15/2053
76,288
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Series 2023 C (NR/NR)
50,000 7.500
05/15/2053
55,565
Palm Beach County Health Facilities Authority Revenue Refunding
Bonds Series 2022 (NR/NR)
175,000 4.000
06/01/2036
166,526
Park East Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
40,000 3.150
11/01/2041
31,447
Parkview at Long Lake Ranch Community Development District
Special Assessment Series 2020 (NR/NR)
155,000 3.750
05/01/2040
134,987
Pine Ridge Plantation Community Development District Special
Assessment Refunding Bonds 2020 A-1 (AGM) (NR/AA)
210,000 2.625
05/01/2034
177,745
Portico Community Development District Special Assessment
Refunding Series 2020-1 (NR/NR)
125,000 3.500
05/01/2037
110,377
Preserve At Savannah Lakes Community Development District
Special Assessment Bonds Phase 1 Series 2024 (NR/NR)
510,000 5.450
05/01/2044
518,527
Preserve at South Branch Community Development District
Special Assessment Phase 2 RB Series 2019 (NR/NR)
100,000 3.500
11/01/2030
97,992
Preston Cove Community Development District Special
Assessment RB Series 2022 (NR/NR)
675,000 3.600
05/01/2032
635,070
Quail Roost Community Development District Special Assessment
for Expansion Area Project Series 2021 (NR/NR)
25,000 2.200
12/15/2026
23,971
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
$ 100,000 3.000%
05/01/2036
$ 87,923
Rhodine Road North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
90,000 3.300
05/01/2042
75,174
Riverwalk Community Development District City of Orlando
Florida Special Assessment Bonds Series 2024 (NR/NR)
95,000 5.500
05/01/2044
96,068
Rolling Hills Community Development District Capital
Improvement RB Series 2022A-1 (NR/NR)
195,000 3.125
05/01/2027
189,544
365,000 3.400
05/01/2032
338,884
Rutland Ranch Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
120,000 2.450
11/01/2026
115,460
Rye Crossing Community Development District Capital
Improvement RB Series 2023 (NR/NR)
75,000 5.000
05/01/2043
75,905
Rye Ranch Community Development District Special Assessment
Bonds for Assessment Area One, Series 2023 (NR/NR)
50,000 5.750
(d)
11/01/2043
51,533
Sampson Creek Community Development District Special
Assessment Bonds Series 2020 (AGM) (NR/AA)
100,000 2.625
05/01/2040
78,120
Sandmine Road Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
85,000 3.300
11/01/2041
74,390
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (A1/NR)
250,000 4.000
07/01/2048
237,088
Sawgrass Village Community Development
District Special Assessment Bonds Series 2023
(Assessment Area Two) (NR/NR)
100,000 6.125
11/01/2043
105,440
Scenic Highway Community Development District Special
Assessment Series 2020 (NR/NR)
50,000 3.750
05/01/2040
45,924
Scenic Terrace South Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
45,000 4.125
05/01/2032
44,219
65,000 4.500
05/01/2042
61,236
Seaton Creek Reserve Community Development District City of
Jacksonville, Florida Special Assessment Bonds, Series 2023
Assessment Area One (NR/NR)
100,000 5.250
(d)
06/15/2043
102,575
Sedona Point Community Development District Miami-Dade
County, Florida Special Assessment Bonds, Series 2023 2023
Project (NR/NR)
225,000 5.000
06/15/2043
229,221
Seminole Improvement District Utilities RB for City of Westlake
Series 2022 (NR/NR)
100,000 5.000
10/01/2032
102,153
Seminole Palms Community Development District City of Palm
Coast, Florida Special Assessment Bonds, Series 2023 2023
Project Area (NR/NR)
90,000 5.500
05/01/2043
92,650

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Shadowlawn Community Development District Special Assessment
Revenue Bonds Series 2024 (NR/NR)
$ 200,000 4.700%
05/01/2034
$ 200,552
Sherwood Manor Community Development District Special
Assessment RB Series 2023 (NR/NR)
40,000 4.625
05/01/2030
40,506
70,000 5.500
05/01/2043
72,414
Siena North Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
50,000 4.000
06/15/2042
44,372
Silver Palms West Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
91,484
140,000 3.250
06/15/2042
119,626
Six Mile Creek Community Development District Special
Assessment for Assessment Area 3 Phase 1 Series 2021
(NR/NR)
200,000 3.500
05/01/2041
167,784
Six Mile Creek Community Development District St. Johns
County, Florida Capital Improvement RB, Series 2023 2023
Project Area (NR/NR)
100,000 5.500
05/01/2043
103,232
Somerset Bay Community Development District Hernando County
Florida Capital Improvement RB Series 2024 Assessment Area
One (NR/NR)
50,000 5.625
(d)
05/01/2044
50,302
Sorrento Pines Community Development District Lake County,
Florida Special Assessment Bonds, Series 2023 Assessment
Area One (NR/NR)
70,000 5.250
05/01/2043
71,578
South Creek Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
25,000 3.250
06/15/2041
20,948
Southshore Bay Community Development District Hillsborough
County Florida Capital Improvement Revenue Bonds Series
2024 Assessment Area Two (NR/NR)
100,000 5.375
05/01/2044
0
St. Augustine Lakes Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
520,000 5.375
06/15/2042
534,434
St. Johns County Industrial Development Authority RB Refunding
for Life Care Ponte Vedra Obligated Group Obligated Group
Series 2021 A (NR/NR)
100,000 4.000
12/15/2036
90,636
St. Johns County Industrial Development Authority RB Refunding
for Presbyterian Retirement Communities, Inc. Obligated
Group Series 2020 A (NR/NR)
150,000 4.000
08/01/2055
128,430
Stellar North Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
430,000 3.000
05/01/2031
393,293
Stonegate Preserve Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
325,000 5.125
12/15/2030
332,849
Stonewater Community Development District Special Assessment
RB Series 2021 (NR/NR)
130,000 3.000
(d)
11/01/2032
116,787
50,000 3.300
(d)
11/01/2041
40,772
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Stoneybrook South at Championsgate Community Development
District Special Assessment Bonds Series 2019 (NR/NR)
$ 50,000 4.500%
06/15/2039
$ 50,379
Storey Creek Community Development District (NR/NR)
240,000 5.000
06/15/2032
249,346
Storey Creek Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
06/15/2044
102,330
Storey Drive Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
100,000 3.000
06/15/2032
90,067
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Four Project Series 2021 (NR/NR)
25,000 2.875
(d)
06/15/2031
23,697
Stuart Crossing Community Development District Special
Assessment Bonds Series 2024 (NR/NR)
100,000 5.250
(d)
05/01/2044
100,452
Summer Woods Community Development District Special
Assessment Bonds Series 2021 (NR/NR)
75,000 3.450
05/01/2041
61,959
Summer Woods Community Development District Special
Assessment for Assessment Area Two Project Series 2020
(NR/NR)
80,000 3.750
05/01/2040
69,775
Talis Park Community Development District Capital Improvement
RB Refunding Subordinate Series 2016 A-2 (NR/NR)
45,000 4.000
05/01/2033
43,859
Tamarindo Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
50,000 3.375
05/01/2041
41,374
Timber Creek Southwest Community Development District Special
Assessment Bonds for Assessment Area Two Project Series
2021 (NR/NR)
50,000 3.300
12/15/2041
40,566
Towne Park Community Development District Special Assessment
Area 3D Project Series 2020 (NR/NR)
75,000 3.625
(d)
05/01/2040
66,985
Towns at Woodsdale Community Development District Capital
Improvement RB for Pasco County Series 2023 (NR/NR)
200,000 5.375
(d)
11/01/2030
205,230
Tradition Community Development District No. 9 Special
Assessment Bonds Series 2021 (NR/NR)
540,000 2.700
05/01/2031
484,116
Trevesta Community Development District Special Assessment
Area 2 Project Series 2020 (NR/NR)
100,000 3.250
(d)
05/01/2030
97,275
Triple Creek Community Development District Special Assessment
Bonds Series 2021 (NR/NR)
230,000 2.375
(d)
11/01/2026
220,102
Triple Creek Community Development District Special Assessment
for Villages N&P Projects Series 2021 (NR/NR)
20,000 2.500
11/01/2026
19,194
50,000 3.000
11/01/2031
45,437
40,000 3.500
11/01/2041
33,386
TSR Community Development District Special Assessment RB
for Downtown Neighborhood Assessment Area Series 2019
(NR/NR)
100,000 3.375
11/01/2030
94,225

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Tuckers Pointe Community Development District Special
Assessment RB Series 2022 (NR/NR)
$ 75,000 4.000%
05/01/2042
$ 66,940
Two Rivers East Community Development District Pasco County,
Florida Special Assessment Bonds, Series 2023 Series 2023
Project (NR/NR)
200,000 5.750
05/01/2043
206,537
Two Rivers North Community Development District Special
Assessment Bonds Series 2022 (NR/NR)
100,000 5.125
05/01/2042
100,932
Two Rivers West Community Development District Pasco County
Florida Special Assessment Bonds Series 2024 (NR/NR)
50,000 5.625
(d)
05/01/2044
50,262
University Park Recreation District Special Assessment Series 2019
(BAM) (NR/AA)
85,000 3.375
05/01/2045
73,539
Varrea South Community Development District City of Plant
City, Florida Capital Improvement RB, Series 2023 2023
Assessment Area (NR/NR)
75,000 5.125
05/01/2043
76,619
V-Dana Community Development District Lee County, Florida
Special Assessment Bonds, Series 2023 Assessment Area Two
– 2023 Project Area (NR/NR)
75,000 5.250
05/01/2043
76,961
V-Dana Community Development District Special Assessment for
Assessment Area One Series 2021 (NR/NR)
250,000 3.625
05/01/2041
215,719
Veranda Community Development District II Special Assessment
Refunding for Veranda Oaks Project Series 2021 (NR/NR)
20,000 3.600
(d)
05/01/2041
17,019
Veranda Landing Community Development District Special
Assessment Bonds, Series 2023 (NR/NR)
90,000 5.250
06/15/2043
92,253
Verandah East Community Development District Special
Assessment Refunding & Improvement RB Series 2016
(NR/NR)
115,000 4.125
05/01/2034
112,450
Verano Community Development District Special Assessment
Bonds Series 2022 (NR/NR)
270,000 5.875
11/01/2029
277,207
Villa Portofino East Community Development District Special
Assessment Refunding Series 2019 (NR/NR)
100,000 3.750
05/01/2037
90,871
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
50,000 2.625
(d)
05/01/2030
46,397
50,000 3.000
(d)
05/01/2035
44,763
Village Community Development District Special Assessment RB
Series 2021 (NR/NR)
50,000 2.550
05/01/2031
45,548
100,000 2.850
05/01/2036
86,464
100,000 3.000
05/01/2041
81,599
Villages of Glen Creek Community Development District Capital
Improvement RB Series 2022A (NR/NR)
100,000 5.125
05/01/2042
101,117
Villages of Glen Creek Community Development District Capital
Improvement Revenue and Refunding Bonds Series 2022
(NR/NR)
45,000 3.450
05/01/2042
36,779
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Villamar Community Development District Special Assessment
Bonds for Phase 4 Project Series 2022 (NR/NR)
$ 670,000 4.000%
05/01/2042
$ 592,441
Villamar Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
100,000 3.750
05/01/2040
92,304
Villamar Community Development District Special Assessment
Bonds, Series 2024 (NR/NR)
100,000 5.500
05/01/2044
102,594
West Port Community Development District Special Assessment
Bonds for Charlotte County Series 2022 (NR/NR)
60,000 5.125
05/01/2042
60,040
West Port Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
125,000 4.000
(d)
05/01/2040
113,157
100,000 4.000
(d)
05/01/2051
83,358
West Port Community Development District Special Assessment
for Assessment Area One Series 2021 (NR/NR)
50,000 2.400
05/01/2026
48,378
25,000 3.000
05/01/2031
22,907
West Villages Improvement District Special Assessment RB Series
2023 (NR/NR)
85,000 4.625
05/01/2030
86,056
West Villages Improvement District Unit of Development No. 7
Master Infrastructure Special Assessment RB Series 2019
(NR/NR)
50,000 4.750
05/01/2039
49,273
West Villages Improvement District Unit of Development No. 7
Special Assessment RB Series 2021 (NR/NR)
60,000 3.500
05/01/2041
50,229
West Villages Improvement District Unit of Development No. 8
Special Assessment RB Series 2021 (NR/NR)
100,000 3.500
05/01/2041
83,715
Westside Haines City Community Development District Polk
County Florida Special Assessment Bonds Series 2024
Assessment Area Two Project (NR/NR)
100,000 4.875
05/01/2031
100,696
Westside Haines City Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
100,000 3.250
05/01/2041
80,695
Westwood of Pasco Community Development District Capital
Improvement RB, Series 2023 (NR/NR)
170,000 4.625
05/01/2030
171,908
Whispering Pines Community Development District Special
Assessment Bonds Series 2023 (NR/NR)
130,000 4.500
05/01/2030
131,726
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
150,000 4.250
(d)
06/15/2039
139,700
Willows Community Development District Special Assessment RB
for Manatee County Series 2022 (NR/NR)
135,000 5.625
05/01/2042
140,705
Wind Meadows South Community Development District City
of Bartow, Florida Special Assessment Bonds, Series 2023
Assessment Area Two Project (NR/NR)
235,000 4.500
05/01/2030
237,448

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Wind Meadows South Community Development District Special
Assessment Bond for Assessment Area One Project Series
2021 (NR/NR)
$ 25,000 2.400%
05/01/2026
$ 24,189
150,000 2.950
05/01/2031
136,721
75,000 3.350
05/01/2041
61,465
Wiregrass II Community Development District Special Assessment
Series 2020 (NR/NR)
100,000 3.700
05/01/2040
86,953
Zephyr Lakes Community Development District Special
Assessment for Assessment Area Two Series 2021 (NR/NR)
25,000 3.375
05/01/2041
20,459
40,415,210
Georgia - 1.4%
Columbia County Hospital Authority Revenue Anticipation
Certificates for Wellstar Health System, Inc. Project Series
2023A (A2/A+)
120,000 5.750
04/01/2053
134,094
Development Authority of Fulton County RB Wellstar Health
System, Inc. Project, Series 2020A (A2/A+)
750,000 4.000
04/01/2050
711,292
George L Smith II Congress Center Authority RB for Convention
Center Hotel Second Tier Series 2021B (NR/NR)
130,000 5.000
(d)
01/01/2054
120,456
George L Smith II Congress Center Authority RB for Signia Hotel
Management LLC Series 2021 (NR/BBB-)
35,000 2.375
01/01/2031
31,442
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NONR)
975,000 4.000
(a)(b)
07/01/2052
978,982
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
500,000 4.000
(a)(b)
05/01/2052
501,589
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
365,000 5.000
(a)(b)
12/01/2053
390,192
2,868,047
Guam - 1.1%
A.B. Won Pat International Airport Authority Guam General RB
2023 Series A (Baa2/NR)
100,000 5.250
10/01/2029
101,449
100,000 5.250
10/01/2030
101,322
Antonio B Won Pat International Airport Authority Taxable RB
Refunding Series 2021 A (Baa2/NR)
50,000 4.460
10/01/2043
40,875
Guam Department of Education COPS Refunding for John F.
Kennedy High School & Energy Efficiency Project Series
2020 A (Ba1/B+)
15,000 3.625
02/01/2025
14,890
60,000 4.250
02/01/2030
57,962
Guam Government RB Refunding Series 2021 E (Baa3/NR)
210,000 3.250
11/15/2026
203,494
Guam Government RB Refunding Series 2021 F (Baa3/NR)
450,000 4.000
01/01/2042
432,802
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
500,000 5.000
07/01/2042
539,880
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Waterworks Authority Water & Wastewater RB Series 2016
(Baa2/A-)
$ 745,000 5.000%
01/01/2046
$ 756,952
2,249,626
Hawaii - 0.1%
Hawaii State Department of Budget & Finance RB Refunding for
Hawaiian Electric Co., Inc. Series 2019 (Ba3/NR)
100,000 3.200
07/01/2039
65,128
Hawaii State Department of Budget and Finance for Hawaiian
Electric Company Inc. Special Purpose RB Series 2017A
(Ba3/NR)
100,000 3.500
10/01/2049
63,122
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
200,000 3.100
05/01/2026
163,284
291,534
Idaho - 0.1%
City of Boise City, Idaho Airport Revenue and Revenue Refunding
Bonds, Series 2021A (A1/NR)
275,000 5.000
09/01/2051
291,740
a a
Illinois - 6.8%
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2012A (Ba1/BB+)
710,000 5.000
12/01/2042
709,942
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2021A (NR/BB+)
100,000 5.000
12/01/2039
102,797
Board of Education of The City of Chicago UT GO Bonds
Dedicated Revenues, Series 2022A (NR/BB+)
175,000 5.000
12/01/2047
176,503
Board of Education of The City of Chicago UT GO Refunding
Bonds Dedicated Revenues, Series 2017G (NR/BB+)
100,000 5.000
12/01/2034
102,260
250,000 5.000
12/01/2044
251,190
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
500,000 6.038
12/01/2029
501,389
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 A (NR/BB+)
100,000 7.000
12/01/2044
103,222
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2016 B (NR/BB+)
100,000 6.500
12/01/2046
103,917
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2019 B (NR/BB+)
975,000 5.000
12/01/2025
987,595
City of Chicago Board of Education Dedicated Capital
Improvement Tax Bonds Series 2023 (NR/NR)
150,000 5.000
04/01/2045
159,379
City of Chicago Board of Education UT GO Bonds Series 2021A
(NR/BB+)
210,000 5.000
12/01/2036
218,167
250,000 5.000
12/01/2038
257,499
City of Chicago Board of Education UT GO Bonds Series 2022A
(NR/BB+)
500,000 4.000
12/01/2047
438,436

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Series 2015E Project
Bonds (NR/BB+)
$ 100,000 5.125%
12/01/2032
$ 100,046
City of Chicago GO Bonds Series 2021B (NR/BBB+)
500,000 4.000
01/01/2038
489,109
City of Chicago GO Bonds Series 2023A (Baa3/BBB+)
200,000 5.500
01/01/2043
210,726
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
250,000 5.000
01/01/2038
269,909
175,000 5.000
01/01/2039
187,437
City of Chicago O'Hare International Airport General Airport
Senior Lien RB Series 2022A (NR/A+)
150,000 4.500
01/01/2048
149,809
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Amt Series 2016G (AMT) (NR/A+)
125,000 5.000
01/01/2042
126,041
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022D (NR/A+)
100,000 4.000
01/01/2042
99,585
Eastern Illinois Economic Development Authority, Illinois Business
District RB Remington Road & I-57 Business District Series
2023 (NR/NR)
100,000 5.000
11/01/2033
100,621
Illinois Finance Authority RB for Depaul College Prep Foundation
Series 2023A (NR/BB+)
125,000 5.500
(d)
08/01/2043
134,714
Illinois Finance Authority RB for Dominican University Series
2022 (NR/BBB-)
165,000 5.000
03/01/2040
159,071
Illinois Finance Authority RB for Northwestern Memorial
Healthcare Obligation Group Series 2017 A (Aa2/AA+)
250,000 4.000
07/15/2047
236,565
Illinois Finance Authority RB for Roosevelt University Series 2019
A (NR/NR)
100,000 6.125
(d)
04/01/2049
99,421
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
305,000 5.000
10/01/2033
319,703
Illinois Finance Authority RB Refunding for Plymouth Place
Obligated Group Series 2021 A (NR/NR)
25,000 5.000
05/15/2041
22,664
Illinois Finance Authority RB Series 2015A (NR/NR)
1,060,000 5.000
05/15/2028
1,060,565
Illinois Finance Authority RB Series 2021 (NR/BB+)
250,000 4.000
(d)
10/01/2042
221,661
Illinois Housing Development Authority RB 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
200,000 4.250
10/01/2039
202,734
150,000 4.700
10/01/2044
151,410
Illinois State GO Bonds Series 2017 D (A3/A-)
600,000 5.000
11/01/2028
625,635
Illinois State GO Bonds Series 2019 C (A3/A-)
1,000,000 4.000
11/01/2042
949,953
Illinois State GO Bonds Series 2020 (A3/A-)
50,000 5.500
05/01/2039
54,734
150,000 5.750
05/01/2045
162,915
Illinois State GO Refunding Bonds Series 2018 B (A3/A-)
375,000 5.000
10/01/2031
394,167
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2002 A (NATL) (Baa2/A)
$ 200,000 0.000%
(e)
06/15/2033
$ 138,969
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2017 B (NR/A)
185,000 0.000
(e)
12/15/2054
38,441
Metropolitan Pier and Exposition Authority Dedicated State Tax
RB Series 2002A (NATL) (Baa2/A)
800,000 0.000
(e)
12/15/2034
522,870
Metropolitan Pier and Exposition Authority McCormick Place
Expansion Project Refunding Bonds Series 2022A (NR/A)
30,000 4.000
06/15/2052
27,760
State of Illinois GO Bonds Series 2016 (A3/A-)
1,000,000 4.000
06/01/2033
993,505
State of Illinois GO Bonds Series 2017 D (A3/A-)
30,000 3.250
11/01/2026
29,432
State of Illinois GO Bonds Series of May 2024B (A3/A-)
375,000 5.000
05/01/2040
410,676
335,000 5.000
05/01/2041
364,869
State of Illinois GO Unlimited Bonds Series 2017 A (A3/A-)
300,000 4.250
12/01/2037
300,785
Upper Illinois River Valley Development Authority Educational
Facility RB for Elgin Math & Science Academy Charter
School Project Series 2023A (Ba2/NR)
150,000 5.625
(d)
03/01/2043
154,193
13,622,991
Indiana - 0.8%
City of Valparaiso Indiana Exempt Facilities Refunding RB Pratt
Paper LIC Project Series 2024 (NR/NR)
200,000 4.875
(d)
01/01/2044
206,684
Indiana Finance Authority CHF - Tippecanoe, LLC - Student
Housing Project Student Housing RB Series 2023A
(NR/BBB-)
100,000 5.125
06/01/2058
102,788
Indiana Finance Authority Environmental Improvement Revenue
Refunding Bonds Series 2021A (B1/BB-)
400,000 4.125
12/01/2026
400,764
Indiana Finance Authority Health System RR Bonds for Sisters of
St. Francis Health Services Inc. Obligated Group Series 2008I
(Aa1/NR)
545,000 4.900
(a)(b)
11/01/2037
545,000
Indiana Finance Authority RB for Goshen Health Obligated Group
Series 2019 B (NR/BBB+)
35,000 2.100
(a)(b)
11/01/2049
33,231
Indiana Finance Authority RB Refunding for BHI Senior Living
Obligated Group Series 2021 B (NR/NR)
50,000 2.520
11/15/2026
46,263
50,000 2.920
11/15/2027
45,652
50,000 3.210
11/15/2028
45,123
50,000 3.260
11/15/2029
44,154
50,000 3.300
11/15/2030
43,104
Town of Upland Economic Development RB for Taylor University
Project Series 2021 (NR/A-)
85,000 4.000
09/01/2033
84,974
1,597,737

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Iowa - 0.8%
City of Coralville GO Annual Appropriation Refunding Bonds
Series 2022C (NR/NR)
$ 575,000 5.000%
05/01/2042
$ 549,891
Iowa Finance Authority Midwestern Disaster Area Revenue
Refunding Bonds Series 2022 (Baa3/BBB-)
300,000 4.000
(a)(b)
12/01/2050
314,408
Iowa Finance Authority RB for Lifespace Communities, Inc. Series
2018A (NR/NR)
200,000 5.000
05/15/2048
184,786
Iowa Finance Authority Single Family Mortgage Bonds 2024 Series
C (NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/AAA)
250,000 4.500
07/01/2044
250,340
Iowa Higher Education Loan Authority Private College Facility RB
Series 2022 (Baa1/BBB+)
310,000 5.000
10/01/2034
328,613
1,628,038
Kansas - 0.1%
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
50,000 4.000
06/01/2036
47,490
Salina Airport Authority GO Bonds 2023B (AGM-CR) (Aa3/AA)
200,000 4.000
09/01/2036
200,894
248,384
Kentucky - 0.6%
City of Henderson Exempt Facilities RB for Pratt Paper, LLC
Project Series 2022A (NR/NR)
200,000 4.450
(d)
01/01/2042
199,037
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2006 B (A1/A)
150,000 2.125
10/01/2034
115,654
County of Carroll RB Refunding for Kentucky Utilities Co. Series
2008 A (A1/A)
150,000 2.000
02/01/2032
120,894
Kentucky Economic Development Finance Authority Hospital RB
Refunding for Owensboro Medical Health System, Inc. Series
2017 A (AGM) (A1/AA)
75,000 4.000
06/01/2045
71,091
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2003 A
(A1/A)
500,000 2.000
10/01/2033
397,657
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
215,000 5.000
10/01/2041
230,512
150,000 5.000
10/01/2042
159,801
1,294,646
Louisiana - 0.8%
Lakeshore Villages Master Community Development District
Special Assessment RB Series 2022 (NR/NR)
170,000 4.450
06/01/2027
168,907
250,000 5.000
06/01/2032
251,592
Lakeshore Villages Master Community Development District
Special Assessment Series 2021 (NR/NR)
695,000 2.875
06/01/2031
609,304
Louisiana Local Government Environmental Facilities &
Community Development Authority RB for Downsville
Community Charter School Project Series 2023 (NR/NR)
100,000 6.500
(d)
06/15/2038
104,290
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Westlake Chemical Corp. Project Series 2017
(Baa2/BBB+)
$ 250,000 3.500%
11/01/2032
$ 241,206
Louisiana Public Facilities Authority RB for Jefferson Rise Charter
School Project Series 2022A (NR/NR)
100,000 6.000
(d)
06/01/2037
100,099
Louisiana Public Facilities Authority RB Series 2021A (NR/NR)
100,000 4.000
(d)
06/01/2041
81,887
Louisiana Public Facilities Authority RB Series 2021C (NR/NR)
100,000 4.000
(d)
06/01/2041
81,886
1,639,171
Maine - 0.6%
Maine Health & Higher Educational Facilities Authority RB for
MaineHealth Series 2020A (A1/A+)
340,000 4.000
07/01/2050
326,891
Maine Health and Higher Education
Facilities Authority RB Series 2021A
375,000 4.000
07/01/2037
379,023
325,000 4.000
07/01/2041
321,836
Maine State Housing Authority Mortgage Purchase Bonds 2024
Series B (Aa1/AA+)
200,000 4.650
11/15/2049
198,579
1,226,329
Maryland - 1.0%
Baltimore County RB for Riderwood Village Facility Series 2020
(NR/NR)
100,000 4.000
01/01/2039
98,596
City of Gaithersburg Economic Development Project RB for
Asbury Maryland Obligated Group Series 2022 (NR/NR)
175,000 5.000
01/01/2037
178,113
City of Gaithersburg Economic Development Project RB Series
2022 (NR/NR)
100,000 5.125
01/01/2042
100,786
Frederick County Urbana Community Development Authority
Special Tax Refunding Series 2020 B (NR/NR)
85,000 4.000
07/01/2040
78,694
Maryland Economic Development Corp. RB for United States
Social Security Administration Series 2021 (Ba2/NR)
195,000 3.997
04/01/2034
154,528
Maryland Economic Development Corp. Senior Student Housing
RB for Morgan State University Project Series 2022A
(NR/BBB-)
250,000 5.625
07/01/2043
274,599
Maryland Health and Higher Educational Facilities Authority RB
Imagine Andrews Public Charter School Issue Series 2022A
(NR/NR)
100,000 5.500
(d)
05/01/2042
100,189
Maryland Health and Higher Educational Facilities Authority
RB Monocacy Montessori Communities Issue Series 2023
(NR/NR)
100,000 5.875
(d)
07/01/2043
102,974
Maryland Stadium Authority Baltimore City Public Schools
Construction and Revitalization Program Revenue Bonds
Series 2022C (ST INTERCEPT) (Aa3/AA-)
700,000 0.000
(e)
05/01/2051
187,337
700,000 0.000
(e)
05/01/2052
177,534

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
Mayor and City Council of Baltimore City of Baltimore, Maryland
Convention Center Hotel Revenue Refunding Bonds, Series
2017 (NR/B+)
$ 150,000 5.000%
09/01/2032
$ 148,070
100,000 5.000
09/01/2035
97,550
Mayor and City Council of Baltimore Subordinate Special
Obligation RB for Harbor Point Project Series 2022 (NR/NR)
100,000 4.875
06/01/2042
100,196
Prince George County Special Obligation Bonds Series 2018
(NR/NR)
175,000 5.125
(d)
07/01/2039
176,273
1,975,439
Massachusetts - 0.8%
Commonwealth of Massachusetts GO Bonds Consolidated Loan of
2024 Series A (Aa1/AA+)
1,545,000 5.000
01/01/2049
1,675,239
a a
Michigan - 2.3%
City of Detroit Financial Recovery GO Bonds Series 2014 B-1
(NR/NR)
1,665,000 4.000
(a)
04/01/2044
1,309,680
City of Detroit GO Bonds Series 2020 (Baa2/BBB)
205,000 5.500
04/01/2045
214,681
City of Detroit GO Bonds Series 2021 A (Baa2/BBB)
45,000 5.000
04/01/2030
47,457
105,000 5.000
04/01/2034
111,058
City of Detroit GO Bonds Series 2021 B (Baa2/BBB)
50,000 2.711
04/01/2026
47,449
City of Detroit, County of Wayne, UT GO Social Bonds Series
2021A (Tax Exempt) (Baa2/BBB)
75,000 5.000
04/01/2035
79,292
City of Kalamazoo Economic Development Corporation Limited
obligation RB for Revel Creek Project, Series 2020A
(Baa2/BBB)
300,000 5.250
05/01/2027
310,224
Detroit Financial Recovery Bonds LT Series B-2 (NR/NR)
400,000 4.000
(a)
04/01/2044
314,638
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
585,000 4.328
(c)
07/01/2032
558,502
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
100,000 4.000
02/01/2042
84,195
Michigan Finance Authority Tobacco Settlement Asset-Backed
Bonds Series 2020A-2 (NR/BBB+)
225,000 5.000
06/01/2040
234,511
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 A-1 (NR/A-)
325,000 3.267
06/01/2039
301,138
Michigan Finance Authority Tobacco Settlement RB Refunding
Series 2020 B-2 Class 2 (NR/NR)
3,505,000 0.000
(e)
06/01/2065
374,649
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (AGM) (A1/AA)
500,000 4.250
12/31/2038
495,833
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Michigan Tobacco Settlement Finance Authority Tobacco
Settlement Asset Backed RB Series C (NR/NR)
$ 1,150,000 0.000%
(e)
06/01/2058
$ 36,827
4,520,134
Minnesota - 1.0%
City of Independence RB for Global Academy, Inc. Series 2021 A
(NR/BB)
75,000 4.000
07/01/2031
72,151
Duluth Economic Development Authority Health Care Facilities
RB (St. Luke's Hospital Of Duluth Obligated Group) Series
2022A (NR/AA-)
400,000 4.000
06/15/2036
412,756
Duluth Economic Development Authority Health Care Facilities
RB Refunding for St. Luke's Hospital Series 2022 (NR/AA-)
390,000 4.000
06/15/2038
397,929
250,000 4.000
06/15/2039
253,407
Duluth Economic Development Authority Health Care Facilities
RB St. Luke's Hospital of Duluth Obligated Group Series
2022A (NR/AA-)
425,000 4.000
06/15/2035
440,093
Duluth Independent School District No.709 COPS Refunding
Series 2019 A (Baa1/NR)
25,000 4.000
(h)
03/01/2032
25,403
Minnesota Municipal Gas Agency Commodity Supply RB Series
2022 (Aa1/NR)
330,000 4.000
12/01/2026
332,466
1,934,205
Mississippi - 0.2%
Mississippi Business Finance Corp. System Energy Resources Inc.
RB Series 2021 (Baa2/BBB)
200,000 2.375
06/01/2044
123,333
Mississippi Development Bank Special Obligation Bonds Series
2021 (NR/BB)
100,000 5.000
(d)
10/01/2033
101,228
200,000 4.000
(d)
10/01/2041
166,044
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
75,000 1.600
(a)(b)
08/01/2027
73,317
463,922
Missouri - 0.5%
Cape Girardeau County IDA Health Facilities RB for Southeast
HEALTH Obligated Group Series 2021 (A1/A+)
50,000 4.000
03/01/2041
48,553
City of St. Louis IDA Tax Increment Financing RB for St. Louis
Innovation District Project Series 2022 (NR/NR)
100,000 5.000
05/15/2041
100,540
Joplin Industrial Development Authority RB for 32nd Street Place
Community Improvement District Series 2021 (NR/NR)
85,000 3.500
11/01/2040
76,834
100,000 4.250
11/01/2050
83,284
Missouri Health & Educational Facilities Authority RB Refunding
for Bethesda Health Group, Inc. Obligated Group Series 2021
(NR/NR)
25,000 4.000
08/01/2036
22,837
25,000 4.000
08/01/2041
20,904

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
$ 250,000 3.500%
(a)(b)
05/01/2038
$ 247,572
State of Missouri Health & Educational Facilities Authority
Health Facilities RB for Mosaic Health System Series 2019A
(A1/NR)
275,000 4.000
02/15/2038
275,316
The Industrial Development Authority of The County of Taney,
Missouri Sales Tax Revenue Improvement Bonds Big Cedar
Infrastructure Project Series 2023 (NR/NR)
100,000 5.000
(d)
10/01/2033
98,804
974,644
Nevada - 0.1%
City of Las Vegas Special Improvement District No. 816 Special
Assessment Series 2021 (NR/NR)
50,000 3.125
06/01/2051
35,268
Henderson Local Improvement District No. T-18 Limited
Obligation RB Series 2016 (NR/NR)
100,000 4.000
09/01/2035
91,131
Tahoe-Douglas Visitors Authority RB Series 2020 (NR/NR)
100,000 5.000
07/01/2040
102,494
228,893
New Hampshire - 0.3%
National Finance Authority Hospital RB Series 2021B
(AGM) (A1/AA)
500,000 3.000
08/15/2046
400,998
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
225,000 4.000
01/01/2041
200,155
601,153
New Jersey - 2.4%
Atlantic County Improvement GO Lease RB for Stockton
University Atlantic City Campus Project Series 2021A
(AGM) (A1/AA)
140,000 4.000
07/01/2053
130,285
New Jersey Economic Development Authority Special Facility RB
for Continental Airlines Project Series 1999 (Ba3/BB-)
775,000 5.250
09/15/2029
775,736
New Jersey Health Care Facilities Financing Authority RB for St.
Joseph's Healthcare System Obligated Group Issue Series 2016
(Baa3/BBB-)
325,000 5.000
07/01/2041
325,918
New Jersey State Transportation Trust Fund Authority
Transportation System Bonds Series 2006C (AGM) (A1/AA)
975,000 0.000
(e)
12/15/2034
659,179
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A2/A-)
2,450,000 0.000
(e)
12/15/2038
1,384,954
New Jersey Transportation Trust Fund Authority RB Refunding for
Transportation System Bonds Series 2018 A (A2/A-)
70,000 5.000
12/15/2032
74,019
New Jersey Transportation Trust Fund Authority RB Series 2020
AA (A2/A-)
75,000 3.000
06/15/2050
57,325
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority Transportation
Program RB Series 2019 BB (A2/A-)
$ 400,000 3.500%
06/15/2046
$ 345,699
New Jersey Turnpike Authority Turnpike RB Series 2017 G
(A1/AA-)
615,000 4.000
01/01/2043
607,433
New Jersey Turnpike Authority Turnpike RB Series 2022 B
(A1/AA-)
100,000 4.500
01/01/2048
102,478
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
100,000 5.375
07/01/2053
102,565
South Jersey Transport Corp. Subordinated Marine Terminal RB
Series 2017B (A3/NR)
100,000 5.000
01/01/2048
101,988
Union County Improvement Authority RB Aries Linden LLC
Project Series 2019 (NR/NR)
200,000 6.750
(d)
12/01/2041
130,768
4,798,347
New Mexico - 1.0%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
660,000 3.875
(a)(b)
06/01/2040
663,859
City of Farmington Pollution Control Refunding RB 2005 Series
A (A2/A-)
200,000 1.800
04/01/2029
177,419
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
380,000 3.900
(a)(b)
06/01/2040
382,128
New Mexico Mortgage Finance Authority Single Family
Mortgage Program Class I Bonds 2024 Series C
(NON-AMT) (GNMA/FNMA/FHLMC) (Aaa/NR)
250,000 4.700
09/01/2049
250,185
Winrock Town Center Tax Increment Development District 1
Senior Lien Gross Receipts Tax Increment Bonds Series 2022
(NR/NR)
500,000 4.250
(d)
05/01/2040
465,086
1,938,677
New York - 5.7%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
70,000 5.250
04/01/2049
72,821
80,000 5.250
04/01/2054
82,669
Brooklyn Arena Local Development Corp. Pilot RB Series 2009
(Ba1/NR)
200,000 0.000
(e)
07/15/2044
78,529
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
100,000 5.000
07/15/2042
101,590
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2030
96,383

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Hellenic Classical Charter
Schools Series 2021 A (NR/NR)
$ 100,000 5.000%
(d)
12/01/2041
$ 95,625
Build NYC Resource Corp. RB for NEW World Preparatory
Charter School Series 2021 A (NR/NR)
100,000 4.000
(d)
06/15/2041
87,612
Build NYC Resource Corp. RB for Shefa School Series 2021 B
(NR/NR)
100,000 4.000
(d)
06/15/2027
94,936
Build NYC Resource Corp. RB for Unity Preparatory Charter
School of Brooklyn Project Series 2023A (NR/BB)
100,000 5.250
(d)
06/15/2043
103,684
Build NYC Resource Corp. Tax Exempt RB Series 2022A
(NR/NR)
100,000 6.500
(d)
07/01/2032
104,907
150,000 6.500
(d)
07/01/2042
154,136
100,000 6.500
(d)
07/01/2052
102,091
Build NYC Resource Corp. Taxable RB Taxable Series 2022A
(NR/NR)
100,000 9.750
(d)
07/01/2032
97,917
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
100,000 4.750
06/15/2053
97,130
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
100,000 4.250
(a)(b)
04/01/2042
100,476
City of New York GO Tax Exempt Bonds 2020 Series D (Aa2/AA)
290,000 4.000
03/01/2050
283,292
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
200,000 5.250
07/01/2049
214,836
250,000 5.250
07/01/2054
266,289
Erie Tobacco Asset Securitization Corp. RB Asset-Backed Bonds
Series 2006 A (NR/NR)
800,000 0.000
(d)(e)
06/01/2060
36,703
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
250,000 5.000
12/01/2041
258,323
Metropolitan Transportation Authority RB Green Bond Series 2020
C-1 (A3/A-)
225,000 4.750
11/15/2045
230,890
125,000 5.000
11/15/2050
130,193
75,000 5.250
11/15/2055
78,883
Metropolitan Transportation Authority RB Refunding Series 2016
D (A3/A-)
175,000 5.250
11/15/2031
181,314
Metropolitan Transportation Authority RB Refunding Series 2017
D (A3/A-)
250,000 5.000
11/15/2032
263,821
Metropolitan Transportation Authority Transportation Revenue
Green Bonds Series 2020D (A3/A-)
100,000 5.000
11/15/2045
105,424
Nassau County Tobacco Settlement Corp. RB for Asset Backed
Bonds Series 2006 D (NR/NR)
2,255,000 0.000
(e)
06/01/2060
141,143
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
220,000 3.000
01/01/2046
171,219
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Counties Tobacco Trust IV RB Series 2005 F (NR/NR)
$ 3,500,000 0.000%
(e)
06/01/2060
$ 212,067
New York Housing Development Corp. Multi-Family Mortgage RB
for 8 Spruce Street Series 2014 Class E (NR/BBB-)
100,000 3.500
02/15/2048
99,462
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
125,000 5.150
(d)
11/15/2034
125,379
225,000 5.375
(d)
11/15/2040
225,603
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 Class 3 (NR/NR)
275,000 7.250
(d)
11/15/2044
276,439
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
740,000 5.000
(d)
11/15/2044
740,703
New York State Dormitory Authority RB for Brooklyn St. Joseph's
College Series 2021 (NR/NR)
225,000 4.000
07/01/2040
193,256
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (Caa1/B-)
200,000 5.000
07/01/2035
180,031
New York State Dormitory Authority RB Refunding for Montefiore
Obligated Group Series 2020 A (Baa3/BBB-)
250,000 4.000
09/01/2037
242,574
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 2.750
(a)(b)
09/01/2050
245,145
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
150,000 1.100
(a)(b)
11/01/2061
135,442
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2020C (AGM-CR) (A1/AA)
75,000 4.000
12/01/2040
75,121
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
400,000 5.000
01/01/2027
411,272
190,000 5.000
01/01/2033
195,997
100,000 4.000
01/01/2036
100,022
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa3/NR)
100,000 5.000
10/01/2040
104,041
795,000 4.375
10/01/2045
778,506
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
25,000 2.500
10/31/2031
20,693
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
100,000 5.000
07/01/2034
100,100
200,000 5.000
07/01/2046
199,989
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (AGM) (A1/AA)
200,000 5.000
06/30/2049
207,303
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/NR)
225,000 6.000
06/30/2054
247,102

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. Special Facility RB
for Delta Air Lines Inc. Laguardia Airport Terminals C&D
Redevelopment Project Series 2023 (Baa3/BB+)
$ 250,000 6.000%
04/01/2035
$ 282,556
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2020 (NR/B+)
230,000 5.250
08/01/2031
243,942
15,000 5.375
08/01/2036
15,972
New York Transportation Development Corp. Special Facility
Revenue Refunding Bonds for American Airlines John F.
Kennedy International Airport Project Series 2016 (NR/B+)
315,000 5.000
08/01/2026
315,128
Oneida County Local Development Corp. RB Refunding for Utica
College Project Series 2019 (NR/NR)
135,000 3.000
07/01/2044
94,627
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
250,000 4.000
07/01/2035
220,960
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2022A (A3/A-)
325,000 4.250
05/01/2052
325,182
385,000 5.000
05/01/2052
403,765
The City Of New York General Obligation Bonds Fiscal 2023
Series A Subseries A-4 Adjustable Rate Bonds (Aa2/AA/A-1+)
500,000 4.750
(a)(b)
09/01/2049
0
The Port Authority of New York and New Jersey Consolidated
Bonds , Two Hundred Twenty-Third Series (Aa3/AA-)
430,000 4.000
07/15/2046
406,563
100,000 5.000
07/15/2056
103,431
11,361,209
North Carolina - 0.5%
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB) (PUTABLE)
75,000 1.375
(a)(b)
05/01/2034
73,159
Greater Asheville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
100,000 5.500
07/01/2052
108,119
Greater Asheville Regional Airport Authority Airport System RB
Series 2023 (AGM) (A1/AA)
200,000 5.250
07/01/2053
212,412
North Carolina Department of Transportation Tax Exempt Private
Activity Bonds Series 2015 (NR/NR)
200,000 5.000
12/31/2037
201,849
North Carolina Medical Care Commission Health Care Facilities
First Mortgage Revenue Refunding Bonds Pennybyrn At
Maryfield Series 2015 (NR/NR)
250,000 5.000
10/01/2035
249,968
North Carolina Medical Care Commission RB for Forest at Duke,
Inc. Obligated Group Series 2021 (NR/NR)
50,000 4.000
09/01/2041
44,017
North Carolina Medical Care Commission RB for Lutheran
Services for the Aging, Inc. Obligated Group Series 2021 A
(NR/NR)
75,000 4.000
03/01/2036
70,515
100,000 4.000
03/01/2051
80,450
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
North Carolina Medical Care Commission RB Refunding for
EveryAge Obligated Group Series 2021 A (NR/NR)
$ 50,000 4.000%
09/01/2041
$ 43,548
1,084,037
North Dakota - 0.1%
City of Horace, North Dakota Temporary Refunding Improvement
Bonds, Series 2023B (Baa3/NR)
300,000 5.125
07/01/2025
300,149
a a
Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 A-2 Class 1
(NR/NR)
950,000 5.000
06/01/2055
875,766
Buckeye Tobacco Settlement Financing Authority RB Refunding
for Senior Asset-Backed Bonds Series 2020 B-3 Class 2
(NR/NR)
1,000,000 0.000
(e)
06/01/2057
93,515
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba3/BB-)
280,000 5.375
09/15/2027
280,105
Columbus-Franklin County Finance Authority Lease RB for
The Cornerstone Academy Community School Series 2023
(NR/NR)
125,000 7.000
(d)
07/01/2053
128,523
County of Cuyahoga Health Care and Independent Living Facilities
Refunding RB for Eliza Jennings Senior Health Care Network
Series 2022A (NR/NR)
95,000 5.000
05/15/2032
94,750
310,000 5.375
05/15/2037
310,472
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
200,000 5.000
07/01/2035
202,750
225,000 5.000
07/01/2036
227,274
County of Franklin Ohio Health Care Facilities Refunding RB
Series 2022 (NR/NR)
200,000 4.000
07/01/2040
169,680
County of Franklin RB Refunding for Wesley Communities
Obligated Group Series 2020 (NR/NR)
100,000 5.250
11/15/2040
98,697
County of Franklin RB Series OH 2019A (Aa3/AA-)
500,000 4.000
12/01/2044
480,716
County of Lucas Hospital RB for Promedica Healthcare Obligated
Group Series 2018A (Ba2/BB)
600,000 5.250
11/15/2048
611,710
County of Summit Green Local School District Improvement
Bonds Series 2022A (SD CRED PROG) (NR/AA+)
500,000 5.000
11/01/2052
525,172
Cuyahoga County Ohio Hospital RB for Metrohealth System Series
2017 (Baa2/BBB)
625,000 5.250
02/15/2047
629,949
225,000 5.000
02/15/2052
225,476
100,000 5.000
02/15/2057
100,027
Evans Farm New Community Authority Special Assessment Bonds
Series 2020 (NR/NR)
170,000 3.750
12/01/2038
140,941

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
$ 250,000 4.250%
(a)(b)
11/01/2039
$ 251,308
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
750,000 4.250
(a)(b)
11/01/2040
752,696
Ohio Air Quality Development Authority Pollution Control RB
Refunding Series 2009-D (NON-AMT) (WR/BBB-)
100,000 3.375
(a)
08/01/2029
96,496
Ohio Higher Educational Facility Commission RB Refunding for
Judson Obligated Group Series 2020 A (NR/NR)
100,000 5.000
12/01/2042
98,108
100,000 5.000
12/01/2045
96,305
Ohio State Higher Education Facilities RB Series 2020 (A3/NR)
100,000 5.000
01/15/2050
103,663
Ohio State Higher Education Facility Commission RB Series 2020
(A3/NR)
100,000 5.000
01/15/2040
106,039
Port of Greater Cincinnati Development Authority Education RB
Series 2021 (NR/NR)
100,000 4.375
(a)(b)
06/15/2056
98,446
Port of Greater Cincinnati Development Authority RB Series 2021
(NR/NR)
100,000 4.250
(d)
12/01/2050
89,195
Port of Greater Cincinnati Development Authority Special
Obligation Development TIF RB, Series 2016B (NR/NR)
200,000 5.000
12/01/2046
190,261
Toledo-Lucas County Port Authority Parking System RB Series
2021 (Baa3/NR)
175,000 4.000
01/01/2038
172,965
7,251,005
Oklahoma - 0.4%
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018 B (Ba3/BB-)
35,000 5.000
08/15/2038
35,803
50,000 5.500
08/15/2057
51,299
Oklahoma Development Finance Authority Health System RB for
OU Medicine Project Series 2018B (Ba3/BB-)
375,000 5.500
08/15/2052
385,670
The Oklahoma Development Finance Authority Health System RB
for Ou Medicine Project Series 2018B (Ba3/BB-)
250,000 5.250
08/15/2043
256,455
729,227
Oregon - 0.0%
Yamhill County Hospital Authority Revenue and Refunding Tax
Exempt Bonds Series 2021A (NR/NR)
125,000 5.000
11/15/2051
100,478
a a
Pennsylvania - 2.0%
Allegheny County Higher Education Building Authority University
Revenue Refunding Bonds Series 2022 (NR/BBB-)
90,000 5.250
09/01/2035
87,313
Allegheny County Industrial Development Authority RB Refunding
for United States Steel Corp. Project Series 2019 (B1/BB-)
75,000 5.125
05/01/2030
79,108
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Allentown Neighborhood Improvement Zone Development
Authority Tax RB for City Center Project Series 2024
(Ba3/NR)
$ 250,000 5.000%
(d)
05/01/2042
$ 252,901
Berks County Industrial Development Authority RB Refunding for
Tower Health Obligated Group Series 2017 (NR/CC)
100,000 4.000
11/01/2047
63,000
Bucks County IDA Hospital RB for Grand View Hospital Project
Series 2021 (NR/BB-)
275,000 4.000
07/01/2051
206,872
City of Wilkes-Barre Finance Authority University Revenue
Refunding Bonds Series 2021 (NR/BBB-)
100,000 4.000
03/01/2042
83,545
Dauphin County General Authority RB for The Harrisburg
University of Science & Technology Series 2020 (NR/BB-)
100,000 5.875
(d)
10/15/2040
82,084
200,000 6.250
(d)
10/15/2053
156,270
Doylestown Hospital Authority Commonwealth of Pennsylvania
Doylestown Hospital RB Series 2024 (NR/NR)
100,000 5.000
(d)
07/01/2031
102,691
Lancaster County Hospital Authority RB Refunding for St. Anne's
Retirement Community Obligated Group Series 2020 (NR/NR)
100,000 5.000
03/01/2040
90,682
Lancaster County Hospital Authority RB Series 2020 (NR/NR)
250,000 5.000
03/01/2050
209,723
Latrobe Industrial Development Authority RB Refunding for Seton
Hill University Series 2021 (NR/BBB-)
250,000 4.000
03/01/2038
226,869
Lincoln University of The Commonwealth System of Higher
Education RB Refunding Tax Exempt Social Bonds 2023
Series A (Baa3/NR)
150,000 5.250
07/01/2044
147,090
Montgomery County IDA Retirement Communities RB for Acts
Retirement Life Communities Obligated Group Series 2020C
(NR/NR)
100,000 5.000
11/15/2045
102,682
Pennsylvania Economic Development Financing Authority RB
Refunding for Presbyterian Homes Obligated Group Series
2021 (NR/NR)
55,000 4.000
07/01/2041
52,640
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
260,000 1.100
(a)(b)
06/01/2031
242,513
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (Baa2/NR)
350,000 5.750
06/30/2048
379,276
100,000 5.250
06/30/2053
103,740
Pennsylvania Economic Development Financing Authority Tax
Exempt Private Activity RB for Penndot Major Bridges
Package One Project Series 2022 (AGM) (A1/AA)
250,000 5.000
12/31/2057
258,026
Pennsylvania Economic Development Financing Authority UPMC
RB, Series 2020A (A2/A)
100,000 4.000
04/15/2036
101,425
Philadelphia Authority for Industrial Development Charter School
RB for Green Woods Charter School Project Series 2022A
(NR/BB+)
100,000 5.125
06/15/2042
100,737

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Philadelphia Authority for Industrial Development Tacony Charter
School Project Social Bond RB Series 2023 (NR/BB+)
$ 100,000 5.000%
(d)
06/15/2033
$ 105,600
Susquehanna Area Regional Airport Authority Airport System RB
Series 2017 (Baa3/NR)
420,000 5.000
01/01/2038
424,904
The Berks County Municipal Authority RB for Alvernia University
Project Series 2020 (NR/BB+)
100,000 5.000
10/01/2049
89,576
The Berks County Municipal Authority RB for Tower Health
Obligated Group Series 2012 A (NR/CC)
290,000 5.000
11/01/2040
182,700
Upper Dauphin IDA RB for Pennsylvania Steam Academy Charter
School Project Series 2022B (NR/NR)
30,000 6.000
(d)
07/01/2029
29,238
3,961,205
Puerto Rico - 10.3%
GDB Debt Recovery Authority Bonds (NR/NR)
250,000 7.500
08/20/2040
242,500
HTA Trust Certificates Class L-2028 Units (NR/NR)
91,406 5.250
07/01/2038
91,428
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2020A (NR/NR)
500,000 5.000
(d)
07/01/2035
522,441
Puerto Rico Aqueduct and Sewer Authority Revenue Refunding
Bonds Series 2022A (NR/NR)
250,000 5.000
(d)
07/01/2037
262,091
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
500,000 5.000
(d)
07/01/2047
505,929
Puerto Rico Commonwealth Aqueduct and Sewer Authority
Revenue Refunding Bonds Series 2021B (NR/NR)
600,000 4.000
(d)
07/01/2042
561,849
Puerto Rico Commonwealth GO Bonds (NR/NR)
652,160 0.000
(a)(g)(i)
11/01/2043
399,448
Puerto Rico Commonwealth GO Clawback Bonds (NR/NR)
412,786 0.000
(a)(g)(i)
11/01/2051
213,617
Puerto Rico Commonwealth GO Clawback CVIs (NR/NR)
578,877 0.000
(a)(g)(i)
11/01/2051
364,692
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
23,891 0.000
(e)
07/01/2024
23,891
322,380 5.625
07/01/2029
345,757
755,281 5.750
07/01/2031
838,693
514,493 0.000
(e)
07/01/2033
343,300
322,248 4.000
07/01/2033
322,732
132,356 4.000
07/01/2035
129,929
223,596 4.000
07/01/2037
215,242
729,448 4.000
07/01/2041
679,851
435,624 4.000
07/01/2046
394,092
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
250,000 5.050 *
07/01/2042
125,312
Puerto Rico Electric Power Authority Power RB Series 2012A
(WR/NR)
200,000 5.000 *
07/01/2042
100,250
Puerto Rico Electric Power Authority Power RB Series 2013A
(NR/NR)
150,000 7.000 *
07/01/2040
75,188
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Electric Power Authority Power RB Series 2013A
(WR/NR)
$ 50,000 7.000%*
07/01/2033
$ 25,062
Puerto Rico Electric Power Authority Power RB Series AAA
(WR/NR)
100,000 5.250 *
07/01/2031
50,125
Puerto Rico Electric Power Authority Power RB Series CCC
(NR/NR)
340,000 5.250 *
07/01/2027
170,425
Puerto Rico Electric Power Authority Power RB Series CCC
(WR/NR)
250,000 5.250 *
07/01/2026
125,312
415,000 5.000 *
07/01/2028
208,019
Puerto Rico Electric Power Authority Power RB Series TT
(WR/NR)
100,000 5.000 *
07/01/2032
50,125
Puerto Rico Electric Power Authority Power RB Series XX
(WR/NR)
675,000 5.250 *
07/01/2040
338,344
Puerto Rico Electric Power Authority Power RB Series ZZ
(WR/NR)
50,000 5.250 *
07/01/2026
25,063
Puerto Rico Electric Power Authority Power RB Series ZZ
(NR/NR)
145,000 4.250 *
07/01/2020
72,681
Puerto Rico Electric Power Authority RB Series TT (WR/NR)
175,000 5.000 *
07/01/2037
87,719
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
575,000 4.550
07/01/2040
577,148
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
1,403,000 4.329
07/01/2040
1,384,190
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
127,000 0.000
(e)
07/01/2027
113,204
451,000 0.000
(e)
07/01/2031
342,344
599,000 0.000
(e)
07/01/2033
416,446
1,976,000 0.000
(e)
07/01/2046
635,451
909,000 0.000
(e)
07/01/2051
212,696
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
2,487,000 4.329
07/01/2040
2,453,657
19,000 4.536
07/01/2053
18,094
2,929,000 4.784
07/01/2058
2,882,565
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
1,208,000 4.500
07/01/2034
1,209,755
270,000 4.750
07/01/2053
266,068
2,210,000 5.000
07/01/2058
2,201,396
20,624,121
Rhode Island - 0.6%
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Lifespan Obligated Group Issue Series
2024 (NR/BBB+)
150,000 5.250
05/15/2049
159,887
500,000 5.250
05/15/2054
530,574

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Rhode Island – (continued)
Rhode Island Housing & Mortgage Finance Corp. Homeownership
Opportunity Bonds Series 78-A (Aa1/AA+)
$ 250,000 5.000%
10/01/2042
$ 263,730
Rhode Island Housing & Mortgage Finance Corp.
Homeownership Opportunity Bonds Series 82-A
(NON-AMT) (GNMA COLL) (Aa1/AA+)
200,000 4.450
10/01/2044
200,272
1,154,463
South Carolina - 1.0%
Richland County at Sandhill Improvement District Refunding
Assessment RB Series 2021 (NR/NR)
100,000 3.625
(d)
11/01/2031
86,210
100,000 3.750
(d)
11/01/2036
80,806
South Carolina Economic Development Authority Educational
Facilities Tax Exempt RB for Polaris Tech Charter School
Project Series 2022A (NR/NR)
100,000 5.125
(d)
06/15/2042
97,647
South Carolina Jobs-Economic Development Authority Health
Care Facilities RB Novant Health Obligated Group Series
2024A (A1/A+)
250,000 4.000
11/01/2042
246,683
250,000 5.250
11/01/2043
279,843
South Carolina Public Service Authority Revenue Obligations 2022
Tax Exempt Series E (A3/A-)
480,000 5.750
12/01/2047
535,084
Spartanburg Regional Health Services District Obligated Group RB
Series 2020 A (AGM) (A1/AA)
795,000 3.000
04/15/2049
592,523
1,918,796
South Dakota - 0.0%
County of Lincoln RB Refunding for The Augustana College
Association Series 2021 A (NR/BBB-)
50,000 4.000
08/01/2051
41,950
a a
Texas - 9.0%
Arlington Higher Education Finance Corp. Education RB Basis
Texas Charter Schools, Inc. Series 2024 (Ba2/NR)
150,000 4.250
(d)(f)
06/15/2039
147,052
Arlington Higher Education Finance Corp. Education RB Series
2022A (NR/NR)
100,000 5.625
08/15/2052
94,798
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
175,000 4.000
(a)(b)
02/01/2054
179,214
City of Anna Special Assessment Bonds for Sherley Tract Public
Improvement District No. 2 Series 2021 (NR/NR)
301,000 3.750
(d)
09/15/2031
269,643
157,000 4.500
(d)
09/15/2031
147,742
City of Anna Special Assessment RB for Hurricane Creek Public
Improvement District Project Series 2022 (NR/NR)
100,000 5.750
(d)
09/01/2042
101,584
City of Anna Special Assessment RB for Woods At Lindsey Place
Public and District Improvement Area #1 Project Series 2023
(NR/NR)
100,000 5.625
(d)
09/15/2043
101,408
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Aubrey Special Assessment
Revenue Refunding Bonds Series 2024
$ 250,000 5.000%
09/01/2045
$ 266,926
City of Celina Special Assessment Bonds for Wells South Public
Improvement District Series 2021 (NR/NR)
50,000 3.375
(d)
09/01/2041
40,656
City of Celina Special Assessment for Edgewood Creek Public
Improvement District Phase#1 Project Series 2021 (NR/NR)
50,000 4.250
(d)
09/01/2041
44,802
City of Celina Special Assessment RB for Celina Hills Public
Improvement District Project Series 2022 (NR/NR)
100,000 4.875
(d)
09/01/2042
96,943
City of Celina Special Assessment RB for North Sky Public
Improvement District Project Series 2023 (NR/NR)
440,000 4.375
09/01/2030
435,683
225,000 4.875
(d)
09/01/2030
223,411
City of Celina Special Assessment RB Series 2022 (NR/NR)
100,000 3.625
(d)
09/01/2032
88,506
City of Celina, Collin and Denton Counties Special Assessment
RB, Series 2023 Cross Creek Meadows Public Improvement
District Improvement Area 1 Project (NR/NR)
100,000 5.375
(d)
09/01/2043
100,797
City of Crandall Special Assessment RB for River Ridge Public
Improvement District Project Series 2022 (NR/NR)
530,000 5.500
(d)
09/15/2032
547,831
City of Dayton Senior Lien Special Assessment RB for Westpointe
Villages Public Improvement District Improvement Area #1
Project Series 2022A (NR/NR)
350,000 4.625
(d)
09/01/2027
350,043
City of Dripping Springs, Hays County Special Assessment
RB, Series 2023 Heritage Public Improvement District
Improvement Area 1 Project (NR/NR)
300,000 5.375
(d)
09/01/2043
297,206
City of Fate Special Assessment for Williamsburg East Public
Improvement District Area No. 1 Series 2020 (NR/NR)
100,000 3.375
(d)
08/15/2030
89,051
City of Fate Special Assessment RB for Monterra Public
Improvement District Series 2021 (NR/NR)
100,000 3.375
(d)
08/15/2031
89,697
City of Fate Special Assessment RB for Williamsburg East Public
Improvement District Project Series 2022 (NR/NR)
317,000 5.875
(d)
08/15/2042
319,669
City of Fate Special Assessment RB for Williamsburg Public
Improvement District Series 2022 (NR/NR)
75,000 4.250
(d)
08/15/2042
67,988
City of Fate, Rockwall County Special Assessment RB, Series 2023
Williamsburg Public Improvement District No. 1 Phase 3B
(NR/NR)
100,000 5.125
(d)
08/15/2043
99,677
City of Georgetown Special Assessment RB for Parks at Westhaven
Public Improvement District Project Series 2022 (NR/NR)
100,000 3.625
(d)
09/15/2027
95,995
City of Haslet Special Assessment RB for Haslet Public
Improvement District Series 2021 (NR/NR)
100,000 2.625
(d)
09/01/2026
93,931
City of Houston Airport System Special Facilities RB for United
Airlines Technical Operations Center Project Series 2018
(NR/BB-)
200,000 5.000
07/15/2028
205,057

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Hutto Emory Crossing Public Improvement District Special
Assessment Bond Series 2021 (NR/NR)
$ 519,000 3.625%
(d)
09/01/2041
$ 436,226
City of Hutto Special Assessment RB for Cottonwood Creek Public
Improvement Series 2021 (NR/NR)
100,000 3.500
(d)
09/01/2041
82,274
City of Hutto Special Assessment RB for Durango Farms Public
Improvement District Project Series 2021 (NR/NR)
100,000 3.875
(d)
09/01/2041
86,201
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement Project Series 2021 (NR/NR)
100,000 3.375
(d)
09/01/2031
92,472
City of Kyle Special Assessment RB for Plum Creek North Public
Improvement District Area #1 Project Series 2022 (NR/NR)
200,000 4.125
(d)
09/01/2041
180,830
City of Kyle Special Assessment RB, Series 2023 Porter Country
Public Improvement District Improvement Area 1 Project
(NR/NR)
188,000 4.875
(d)
09/01/2030
186,869
City of Kyle, Hays County Special Assessment RB, Series 2023
Limestone Creek Public Improvement District Improvement
Area 1 Project (NR/NR)
177,000 4.750
(d)
09/01/2033
176,175
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
500,000 2.500
09/15/2039
370,346
City of Manor Texas A Municipal Corp. of The State of Texas
Located In Travis County Special Assessment RB Series 2024
(NR/NR)
100,000 5.375
(d)
09/15/2044
100,151
City of McLendon-Chisholm Special Assessment RB for Sonoma
Public Improvement District Project Series 2022 (NR/NR)
400,000 5.000
(d)
09/15/2027
398,272
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
50,000 2.500
09/15/2035
40,464
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects Series
2023 (NR/NR)
100,000 4.750
(d)
09/01/2030
99,003
City of Mesquite Special Assessment RB for Solterra Public
Improvement District Improvement Area A-1 Projects, Series
2023 (NR/NR)
122,000 5.500
(d)
09/01/2043
122,223
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
75,000 5.125
(d)
09/01/2052
74,452
City of Midlothian Special Assessment for Redden Farms Public
Improvement District Series 2021 (NR/NR)
100,000 3.875
(d)
09/15/2041
83,712
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
#1 Series 2022 (NR/NR)
100,000 5.250
(d)
09/15/2042
97,613
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Midlothian Special Assessment RB for Westside Preserve
Public Improvement District Major Improvement Area Project
Series 2022 (NR/NR)
$ 150,000 6.000%
(d)
09/15/2042
$ 151,358
City of Mustang Ridge Special Assessment RB for Durango Public
Improvement District Improvement Area #1 Project Series
2023 (NR/NR)
50,000 6.125
(d)
09/01/2043
51,133
City of Oak Point Special Assessment for Wildridge Public
Improvement District No. 1 Project Series 2021 (NR/NR)
265,000 2.750
(d)
09/01/2031
228,584
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone A Improvement Project Series 2022
(NR/NR)
100,000 5.750
(d)
09/15/2032
100,373
100,000 5.500
(d)
09/15/2042
100,202
City of Pilot Point Special Assessment RB for Creekview Public
Improvement Zone B Improvement Project Series 2022
(NR/NR)
100,000 5.500
(d)
09/15/2042
100,202
City of Pilot Point Special Assessment RB for Mobberly Public
Improvement District Major Improvement Area Series 2022
(NR/NR)
350,000 5.375
(d)
09/15/2027
349,764
410,000 5.625
(d)
09/15/2032
416,094
City of Plano Collin Creek East Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.375
(d)
09/15/2051
101,968
City of Plano Collin Creek West Public Improvement District
Special Assessment Bonds Series 2021 (NR/NR)
125,000 4.000
(d)
09/15/2051
101,446
City of Princeton Special Assessment RB for Arcadia Farms Public
Improvement District Phases 5-7 Project Series 2022 (NR/NR)
52,000 4.250
(d)
09/01/2042
46,544
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2019 (NR/NR)
100,000 4.875
09/01/2039
98,075
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
25,000 3.375
(d)
09/01/2041
19,849
City of Princeton Special Assessment RB for Eastridge Public
Improvement District Improvement Area Project Series 2022
(NR/NR)
75,000 5.125
(d)
09/01/2042
73,516
City of Princeton Special Assessment RB for Sicily Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 7.000
(d)
09/01/2043
101,858
City of Princeton Special Assessment RB for Southridge Public
Improvement District Improvement Area No. 1 Project, Series
2023 (NR/NR)
100,000 6.250
(d)
09/01/2043
103,527
City of Princeton Special Assessment RB for Whitewing Trails
Public Improvement District Project Series 2023 (NR/NR)
100,000 5.125
(d)
09/01/2043
98,812
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2020 (NR/NR)
100,000 3.750
(d)
09/01/2040
83,530

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton Special Assessment RB for Winchester Public
Improvement District Series 2021 (NR/NR)
$ 50,000 3.250%
(d)
09/01/2041
$ 38,017
City of Red Oak Public Improvement District No. 1 Special
Assessment Bonds for Improvement Area #1 Project Series
2021 (NR/NR)
409,000 3.375
(d)
09/15/2041
322,912
City of Royse City Special Assessment for Creekshaw Public
Improvement District Area #1 Series 2020 (NR/NR)
50,000 2.625
(d)
09/15/2025
48,849
50,000 3.375
(d)
09/15/2030
45,812
City of Royse City Special Assessment RB for Liberty Crossing
Public Improvement District Improvement Area #1 Project
Series 2023 (NR/NR)
100,000 6.375
(d)
09/15/2053
103,265
City of Sachse Special Assessment for Public Improvement District
No. 1 Series 2020 (NR/NR)
100,000 3.250
(d)
09/15/2030
89,824
City of Santa Fe Special Assessment RB for Mulberry Farms Public
Improvement District Series 2022 (NR/NR)
291,000 4.625
(d)
09/01/2032
282,179
City of Uhland Special Assessment RB for Watermill Public
Improvement District Series 2022 (NR/NR)
250,000 6.625
(d)
09/01/2052
262,841
City of Venus Special Assessment RB for Patriot Estates Public
Improvement Project Series 2021 (NR/NR)
121,000 2.625
(d)
09/15/2026
113,643
City of Waxahachie Special Assessment RB for North Grove Public
Improvement Area Project Series 2022 (NR/NR)
302,000 5.125
(d)
08/15/2032
304,436
Club Municipal Management District Special Assessment RB
Series 2021 (NR/NR)
50,000 3.250
(d)
09/01/2041
39,132
Conroe Local Government Corp. Conroe Convention Center Hotel
Series 2021 A (NR/B)
25,000 2.500
10/01/2031
21,056
County of Medina Woodlands Public Improvement District Special
Assessment for Improvement Area #1 Project Series 2021
(NR/NR)
100,000 4.500
(d)
09/01/2041
91,678
Edinburg Economic Development Corp. Sales Tax RB Series 2019
(NR/NR)
100,000 5.000
(d)
08/15/2044
91,712
Edinburg Economic Development Corp. Sales Tax RB Series 2021
A (NR/NR)
75,000 3.125
08/15/2036
58,488
70,000 3.250
08/15/2041
50,857
Harris County Industrial Development Corporation Marine
Terminal Refunding RB Energy Transfer LP Project Series
2023 (Baa2/BBB)
500,000 4.050
(a)(b)
11/01/2050
505,574
Hays County Special Assessment RB for La Cima Public
Improvement District Neighborhood Improvement Project
Series 2022 (NR/NR)
283,000 4.875
(d)
09/15/2032
282,447
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
250,000 5.000
07/15/2027
254,623
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Kaufman County Fresh Water Supply District No. 1-D GO Bonds
Series 2021 (NR/NR)
$ 320,000 2.250%
09/01/2030
$ 269,983
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
135,000 4.250
05/01/2030
133,849
Mission Economic Development Corp. Senior Lien RB for
Natgasoline Project Series 2018 (NR/BB-)
100,000 4.625
(d)
10/01/2031
99,162
Mitchell County Hospital District GO Bonds Series 2020 (NR/NR)
80,000 5.250
02/15/2030
78,540
New Hope Cultural Education Facilities Finance Corp Revenue &
Refunding Bonds Series 2021 (Ba2/BB+)
75,000 4.000
(d)
08/15/2036
71,580
New Hope Cultural Education Facilities Finance Corp. Senior
Living RB for Sanctuary LTC Project Series 2021A-1
(NR/NR)
225,000 5.500
01/01/2057
210,209
North Parkway Municipal Management Contract RB for Legacy
Hills Public Improvement Project Series 2021 (NR/NR)
150,000 3.000
(d)
09/15/2026
143,906
300,000 3.625
(d)
09/15/2031
274,680
North Texas tollway Authority RB for First Tier Series 2008 D
(AGC) (Aa3/AA)
200,000 0.000
(e)
01/01/2037
125,690
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(NR/NR)
100,000 1.875
(d)
01/01/2026
96,268
150,000 2.500
(d)
01/01/2030
134,343
Port Beaumont Navigation District RB for Jefferson 2020 Bond
Lessee & Borrower LLC Obligated Group Series 2021 A
(AMT) (NR/NR)
175,000 3.000
(d)
01/01/2050
121,141
Port of Beaumont Industrial Development Authority RB for
Jefferson 2020 Bond Lessee & Borrower LLC Obligated
Group Series 2021 B (NR/NR)
500,000 4.100
(d)
01/01/2028
432,734
Port of Beaumont Navigation District of Jefferson County Texas
Dock and Wharf Facility RB Series 2024A (NR/NR)
100,000 5.000
(d)
01/01/2039
101,184
Port of Beaumont Navigation District of Jefferson County Texas
Facility RB Series 2024B (NR/NR)
200,000 10.000
(d)
07/01/2026
200,338
South Manvel Development Authority Tax Increment Contract RB
Series 2023 (NR/NR)
50,000 4.500
04/01/2030
49,175
75,000 5.000
04/01/2038
74,949
Tarrant County Hospital District LT Bonds Series 2023 (Aa1/NR)
125,000 4.250
08/15/2053
122,985
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A-)
(3M USD LIBOR + 0.86%)
1,500,000 4.391
(c)
09/15/2027
1,499,273
Texas Private Activity Bonds Surface Transportation Corp. RB
Senior Lien for Mobility Partners Segment 3 LLC Series 2019
(Baa1/NR)
200,000 5.000
06/30/2058
203,981

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Town of Flower Mound River Walk Public Improvement District
No. 1 Special Assessment Refunding Bonds Series 2021
(NR/NR)
$ 490,000 2.625%
(d)
09/01/2026
$ 465,603
Town of Lakewood Village Special Assessment RB for Lakewood
Village Public Improvement District Project Series 2022
(NR/NR)
200,000 5.250
(d)
09/15/2042
195,000
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR)
281,000 2.875
(d)
09/01/2031
238,612
Uptown Development Authority Tax Allocation Refunding Bonds
for City of Houston Reinvestment Zone No. 16 Series 2021
(Baa2/NR)
100,000 3.000
09/01/2034
87,122
Viridian Municipal Management District Special Assessment
Bonds Series 2020 (NR/NR)
50,000 2.875
12/01/2030
43,250
18,030,330
Utah - 1.0%
Black Desert Public Infrastructure District GO Bonds Series 2021
A (NR/NR)
500,000 3.500
(d)
03/01/2036
450,560
Black Desert Public Infrastructure District In Ivins City
Washington County Utah Special Assessment Bonds Series
2024 (NR/NR)
100,000 5.625
(d)
12/01/2053
102,750
Salt Lake City International Airport RB Series 2021A (A2/A+)
1,000,000 5.000
07/01/2046
1,040,962
Utah Charter School Finance Authority Charter School RB Series
2022A (NR/BB+)
250,000 5.750
(d)
06/15/2052
253,890
Utah Charter School Finance Authority Charter School Revenue
Refunding Bonds Series 2022A (NR/BB)
100,000 4.000
(d)
07/15/2037
87,431
1,935,593
Vermont - 0.2%
Vermont Economic Development Authority Solid Waste Disposal
RB for Casella Waste System Project Series 2022 (B1/B+)
150,000 5.000
(a)(b)(d)
06/01/2052
152,048
Vermont Educational and Health Buildings Financing Agency RB
Saint Michael’s College Project, Series 2023 (NR/BBB-)
175,000 5.500
(d)
10/01/2043
177,464
329,512
Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
50,000 5.000
10/01/2039
51,634
a a
Virginia - 0.5%
City of Virginia Beach Development
Authority Residential Care Facility RB
125,000 7.000
09/01/2053
142,969
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
120,000 5.000
(a)(b)
05/01/2043
121,695
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Tobacco Settlement Financing Corp. RB for Capital Appreciation
Subseries 2007 C (NR/CCC-)
$ 300,000 0.000%
(e)
06/01/2047
$ 83,303
Virginia Beach Development Authority Residential Care
Facility Tax Exempt Mandatory Paydown Securities RB for
Westminster-Canterbury On Chesapeake Bay Series 2023B-3
(NR/NR)
200,000 5.375
09/01/2029
207,919
Virginia Housing Development Authority RB Series 2019 E
(Aa1/AA+)
250,000 3.100
12/01/2045
196,924
Virginia Small Business Financing Authority Senior Lien Revenue
Refunding Bonds Series 2022 (Baa1/NR)
125,000 5.000
12/31/2052
128,482
Virginia Small Business Financing Authority Tax Exempt Senior
Lien Private Activity RB Series 2017 (Baa3/NR)
50,000 5.000
12/31/2052
50,554
931,846
Washington - 0.3%
Port of Seattle Intermediate Lien RB Series 2017C (A1/AA-)
215,000 5.000
05/01/2042
218,305
Port of Seattle Intermediate Lien RB Series 2019 (A1/AA-)
225,000 5.000
04/01/2039
234,092
Washington State Housing Finance Commission Nonprofit RB
Refunding Series 2023 (NR/BBB)
100,000 5.625
(d)
07/01/2038
109,963
562,360
West Virginia - 0.5%
Monongalia County Commission Excise Tax District RB
Refunding Series 2021 A (NR/NR)
95,000 4.125
(d)
06/01/2043
84,150
Monongalia County Commission Subordinate Special District
Excise Tax Revenue & Improvement Bonds for University
Town Centre Economic Opportunity Development District
Series 2023 A (NR/NR)
125,000 7.000
(d)
06/01/2043
133,505
West Virginia Economic Development Authority RB for Arch
Resources, Inc. Series 2021 (AMT) (B2/BB)
100,000 4.125
(a)(b)
07/01/2045
99,821
West Virginia Economic Development Authority RB
Refunding for Appalachian Power Company Series 2015A
(Baa1/BBB+) (PUTABLE)
380,000 3.375
(a)(b)
03/01/2040
373,533
West Virginia Hospital Finance Authority Hospital Refunding and
Improvement RB for Vandalia Health Group Series 2023B
(AGM) (A1/AA)
145,000 5.125
09/01/2042
158,767
West Virginia Hospital Finance Authority Hospital Refunding
and Improvement RB Vandalia Health Group Series 2023B
(AGM) (A1/AA)
150,000 5.500
09/01/2048
165,196
1,014,972
Wisconsin - 1.9%
Public Finance Authority Charter School RB for Coral Academy of
Science Reno Series 2022A (NR/NR)
100,000 5.875
(d)
06/01/2052
101,414

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Public Finance Authority Charter School RB for Founders
Academy of Las Vegas Series 2023A (NR/BB-)
$ 25,000 6.375%
(d)
07/01/2043
$ 26,124
Public Finance Authority Charter School RB Series 2021A
(Ba2/NR)
510,000 5.000
(d)
06/15/2041
474,651
Public Finance Authority Charter School Revenue and Refunding
Bonds North East Carolina Preparatory School Project Series
2024A (Baa3/NR)
100,000 5.000
06/15/2044
100,913
Public Finance Authority Education RB for Clove Garden School
Series 2022 (NR/NR)
360,000 5.000
(d)
06/15/2032
361,373
Public Finance Authority Education RB Series 2022 (NR/NR)
200,000 5.000
(d)
01/01/2042
183,380
Public Finance Authority Exempt Facilities RB Refunding for
Celanese Project Series 2016 C (Baa3/BBB-)
190,000 4.300
11/01/2030
188,846
Public Finance Authority RB for Charter Day School Obligated
Group Series 2020 A (Ba2/NR)
50,000 5.000
(d)
12/01/2045
47,538
Public Finance Authority RB for High Desert Montessori Charter
School Series 2021 A (NR/NR)
100,000 5.000
(d)
06/01/2061
78,409
Public Finance Authority RB for Masonic & Eastern Star Home of
NC, Inc. Obligated Group Series 2020 A (NR/NR)
75,000 4.000
(d)
03/01/2030
72,847
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 A (Ba2/NR)
250,000 5.625
(d)
06/01/2050
229,350
Public Finance Authority RB for Noorda College of Osteopathic
Medicine LLC Series 2021 B (Ba2/NR)
290,000 6.500
(d)
06/01/2045
250,789
Public Finance Authority RB for Rider University A New Jersey
Non-Profit Corp. Series 2021 B (NR/BB)
100,000 6.000
(d)
07/01/2031
88,976
Public Finance Authority RB Refunding for Rider University A
New Jersey Non-Profit Corp. Series 2021 A (NR/BB)
150,000 4.500
(d)
07/01/2048
120,440
Public Finance Authority RB Refunding for UMA Education, Inc.
Project Series 2019 B (NR/BB+)
25,000 6.125
(d)
10/01/2049
21,771
Public Finance Authority Student Housing RB Series 2021A-1
(Ba1/NR)
50,000 4.000
(d)
07/01/2041
45,387
150,000 4.000
(d)
07/01/2051
127,513
Public Finance Authority, Wisconsin Special Revenue Bonds
Signorelli Projects Municipal Utility Districts Montgomery
and Waller Counties, Texas Series 2024 (NR/NR)
150,000 5.375
(d)(f)
12/15/2032
0
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB Series
2021 for Hope Christian Schools (NR/NR)
$ 40,000 3.000%
12/01/2031
$ 34,502
75,000 4.000
12/01/2041
60,108
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
370,000 5.000
(d)
08/01/2027
376,779
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
175,000 4.060
(b)(c)
08/15/2054
172,965
Wisconsin Health and Educational Facilities Authority RB Series
2024A (BAM) (NR/AA)
250,000 4.500
(f)
02/15/2054
247,716
Wisconsin Public Finance Authority Hotel RB for Grand Hyatt San
Antonion Hotel Acquisition Project Senior Lien Series 2022A
(NR/BBB-)
300,000 5.000
02/01/2042
311,816
3,723,607
TOTAL MUNICIPAL BONDS
(Cost $201,244,317)
195,739,359
a
Corporate Bonds - 0.7%
Healthcare-Services - 0.1%
Toledo Hospital RB Series 2022 B
75,000 5.325% 11/15/28 71,625
Tower Health Series
50,000 4.451 02/01/50 23,687
95,312
Real Estate - 0.6%
Benloch Ranch Improvement Association No. 1 Series 2020
48,991 9.750
(d)(j)
12/01/39 44,483
Benloch Ranch Improvement Association No. 1 Series 2021
48,991 9.750
(d)(j)
12/01/39 44,483
Benloch Ranch Improvement Association No. 2
700,000 10.000
(d)(j)
12/01/51 570,276
Brixton Park Improvement Association No. 1 Series
782,571 6.875
(d)(j)
12/01/51 630,823
1,290,065
TOTAL CORPORATE BONDS
(Cost $1,642,492)
1,385,377
TOTAL INVESTMENTS - 98.3%
(Cost $202,886,809)
$ 197,124,736
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.7%
3,363,422
NET ASSETS - 100.0%
$ 200,488,158
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS MUNICIPAL INCOME COMPLETION FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
**End swaps header**
* Security is currently in default and/or non-income producing.
(a) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(b) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.
(c) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.
(d) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(e) Issued with a zero coupon. Income is recognized through the accretion of discount.
(f) When-issued security.
(g) Zero coupon bond until next reset date.
(h) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(j) Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
ABS - Asset-Backed Security
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
RR - Revenue Refunding
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SONYMA - State of New York Mortgage Agency
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating
FUTURES CONTRACTS
— At June 30, 2024, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (67) 09/19/24 $ (8,343,594) $ (47,180)

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 99.0%
Alabama - 2.1%
Alabama Federal Aid Highway Finance Authority Special
Obligation RB Series 2016A (WR/NR)
$ 10,000,000 5.000%
(a)
09/01/2026
$ 10,350,845
Black Belt Energy Gas District Gas Prepay RB 2019 Series A
(A1/NR)
24,725,000 4.000
(b)(c)
12/01/2049
24,738,421
Black Belt Energy Gas District Gas Supply RB Series 2022
(Aa1/NR)
15,000,000 4.000
(b)(c)
07/01/2052
15,089,821
Chatom Industrial Development Board Gulf Opportunity Zone
Refunding Bonds for Powersouth Energy Cooperative Projects
Series 2020 (AGM) (A1/AA)
425,000 5.000
08/01/2025
430,204
550,000 5.000
08/01/2027
571,745
485,000 5.000
08/01/2028
510,740
485,000 5.000
08/01/2029
516,718
425,000 5.000
08/01/2030
458,296
Health Care Authority for Baptist Health Series 2023 (A3/BBB+)
690,000 5.000
11/15/2024
692,355
675,000 5.000
11/15/2025
685,256
1,405,000 5.000
11/15/2026
1,443,282
1,480,000 5.000
11/15/2027
1,539,186
2,675,000 5.000
11/15/2028
2,809,952
1,335,000 5.000
11/15/2029
1,414,895
Houston County Health Care Authority RB for Southeast Alabama
Medical Center Series 2016 A (NR/BBB+)
1,000,000 5.000
10/01/2024
1,001,108
Houston County Healthcare Authority Hospital RB for Southeast
Alabama Medical Center Series 2016-A (NR/BBB+)
2,000,000 5.000
10/01/2030
2,019,860
Independent Development Board City of Prattville International
Paper Company Project Environmental Improvement Revenue
Refunding Bonds Series 2019B (Baa2/BBB) (PUTABLE)
225,000 2.000
(b)(c)
11/01/2033
223,369
Industrial Development Board City of Prattville International Paper
Company Project Recovery Zone Facility Revenue Refunding
Bonds Series 2019C (Baa2/BBB) (PUTABLE)
675,000 2.000
(b)(c)
11/01/2033
670,108
Industrial Development Board City of Selma Gulf Opportunity
Zone Revenue Refunding Bonds Series 2020A
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 1.375
(b)(c)
05/01/2034
6,340,504
Industrial Development Board City of Selma International Paper
Company Project Gulf Opportunity Zone Revenue Refunding
Bonds Series 2019A (Baa2/BBB) (PUTABLE)
1,875,000 2.000
(b)(c)
11/01/2033
1,861,411
Industrial Development Board of the City of Mobile Alabama RB
for Alabama Power Co. Series 2007 A (A1/A) (PUTABLE)
3,335,000 1.000
(b)(c)
06/01/2034
3,236,380
Jacksonville State University RB Refunding Series 2020 (A3/BBB)
275,000 4.000
12/01/2024
274,988
Jefferson County Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
500,000 5.000
10/01/2024
501,261
1,000,000 5.000
10/01/2025
1,016,106
1,250,000 5.000
10/01/2026
1,287,515
1,000,000 5.000
10/01/2027
1,044,707
1,000,000 5.000
10/01/2028
1,058,905
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alabama – (continued)
Southeast Energy Authority Commodity Supply RB for Project No.
6 Series 2023B (Aa1/NR)
$ 8,590,000 5.000%
(b)(c)
01/01/2054
$ 9,068,355
The Black Belt Energy Gas District Gas Supply RB, Series 2023B
(Aa1/NR)
3,220,000 5.250
(b)(c)
12/01/2053
3,481,304
The Industrial Board of the Town of West Jefferson Pollution
Control Revenue Refunding Bonds for Alabama Power
Company Project Series 1998 (A1/A)
6,230,000 3.650
06/01/2028
6,194,609
The Industrial Development Board of the City of Mobile Pollution
Control RB for Alabama Power Company Barry Plant Project
Series 2007-C (A1/A) (PUTABLE)
2,530,000 3.780
(b)(c)
06/01/2034
2,532,697
103,064,903
Alaska - 0.3%
Alaska Municipal Bond Bank GO Refunding Bonds 2016 Series 4
(AMT) (NR/AA-)
1,755,000 5.000
12/01/2030
1,795,591
1,960,000 5.000
12/01/2032
2,002,612
North Slope Borough General Purpose GO Bonds Series 2023A
(NR/AA)
800,000 5.000
06/30/2026
826,244
2,000,000 5.000
06/30/2027
2,105,903
North Slope Borough GO Bonds Series 2022A (NR/AA)
4,700,000 5.000
06/30/2027
4,948,870
State of Alaska International Airports System Private Activity
Revenue Refunding Bonds Series 2021C (AMT) (Aa3/NR)
1,975,000 5.000
10/01/2025
2,006,516
13,685,736
Arizona - 4.0%
Arizona Board of Regents Acting on Behalf and For the Use and
Benefit of Northern Arizona University Refunding Certificates
of Participation Northern Arizona University Projects Series
2024 (AGM) (A1/AA)
1,400,000 5.000
09/01/2026
1,448,498
825,000 5.000
09/01/2027
868,685
Arizona Health Facilities Authority Hospital RB for Banner Health
Series 2007 B (NR/AA-)
(S&P 7 Day Municipal Intermediate Grade Rate + 0.81%)
82,960,000 4.520
(c)(d)
01/01/2037
81,068,736
Arizona IDA Multifamily Housing RB for Unity At West Glendale
Project Series 2024 (Aaa/NR)
680,000 5.000
(b)(c)
03/01/2045
691,867
Arizona Industrial Development Authority RB for Great Lakes
Senior Living Communities LLC Project Second Tier Series
2019 B (NR/NR)
560,000 5.000 *
01/01/2024
504,000
Arizona Transportation Board Highway Revenue and Revenue
Refunding Bonds Series 2023 (Aa1/AA+)
4,000,000 5.000
07/01/2025
4,069,360
2,370,000 5.000
07/01/2026
2,457,171
3,800,000 5.000
07/01/2027
4,007,576
City of Chandler IDA Industrial Development RB for Intel Corp.
Project Series 2022 (A3/A-)
10,100,000 5.000
(b)(c)
09/01/2042
10,367,158

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arizona – (continued)
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(A3/A-)
$ 41,135,000 5.000%
(b)(c)
09/01/2052
$ 42,227,599
City of Phoenix Civic Improvement Corp. Junior Lien Airport RB
Series 2019B (Aa3/A+)
1,215,000 5.000
07/01/2025
1,231,728
Coconino County Pollution Control Refunding RB for Nevada
Power Company Projects Pollution Control Corp. Series
2017A (A2/A) (PUTABLE)
1,775,000 4.125
(b)(c)
09/01/2032
1,762,988
County of Pinal IDA Correctional Facility Contract Refunding
Bonds Series 2020A (NR/BBB)
3,900,000 2.000
10/01/2024
3,873,411
1,540,000 2.000
10/01/2025
1,492,423
Equitable Senior National Charter School Revolving Loan Fund
RB for Arizona IDA Series 2023A Social Bonds (NR/A)
10,000,000 5.000
11/01/2028
10,493,032
Maricopa County Arizona Pollution Control Corp. Pollution
Control Revenue Refunding Bonds Public Service
Company of New Mexico Palo Verde Project 2003 Series A
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,700,000 3.875
(b)(c)
01/01/2038
1,709,939
Maricopa County Industrial Development Authority RB Refunding
for Legacy Traditional School Obligated Group Series 2019 A
(SD CRED PROG) (Ba2/AA-)
135,000 4.000
07/01/2024
135,000
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 A
(Baa2/BBB) (PUTABLE)
3,750,000 0.875
(b)(c)
06/01/2043
3,463,127
Maricopa County Pollution Control Corp. RB Refunding
for Public Service Co. of New Mexico Series 2010 B
(Baa2/BBB) (PUTABLE)
1,790,000 0.875
(b)(c)
06/01/2043
1,653,066
Osborn Elementary School District No. 8 of Maricopa County
Arizona School Improvement Bonds Project of 2023 Series A
(2024) (BAM) (NR/AA)
1,000,000 5.000
07/01/2026
1,030,306
Pima County Sewer System Revenue Refunding Obligations Series
2022 (NR/AA)
1,500,000 5.000
07/01/2025
1,526,010
1,905,000 5.000
07/01/2026
1,972,069
2,000,000 5.000
07/01/2027
2,105,998
Salt River Agricultural Improvement and Power District Project
Electric System RB 2015 Series A (Aa1/AA+)
6,625,000 5.000
12/01/2045
6,726,176
The Industrial Development Authority of The County of Maricopa
RB Banner Health, Series 2023A (NR/AA-)
3,410,000 5.000
(b)(c)
01/01/2053
3,493,126
Tucson Unified School District No. 1 of Pima County Arizona
School Improvement Bonds Project of 2023 Series A
(2024) (AGM) (Aa3/AA)
415,000 5.000
07/01/2026
428,796
190,807,845
Arkansas - 0.0%
Conway Health Facilities Board RB Refunding for Conway
Regional Medical Center, Inc. Series 2019 (NR/BBB+)
400,000 5.000
08/01/2024
400,231
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Arkansas – (continued)
Conway Health Facilities Board RB Refunding for
Conway Regional Medical Center, Inc. Series 2019
(NR/BBB+) – (continued)
$ 550,000 5.000%
08/01/2026
$ 561,726
961,957
California - 7.1%
Anaheim Community Facilities District No. 08-1 Special Tax
Refunding Bonds for Platinum Triangle Series 2016 (NR/NR)
500,000 4.000
09/01/2025
499,655
370,000 4.000
09/01/2026
369,758
415,000 4.000
09/01/2027
414,390
410,000 4.000
09/01/2028
408,346
345,000 4.000
09/01/2029
342,942
Bay Area Toll Authority RB Refunding for San Francisco Bay Area
Series 2021 C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.45%)
7,000,000 4.330
(c)(d)
04/01/2056
6,964,297
Bay Area Toll Authority Toll Bridge Authority RB for San
Francisco Bay Area Series 2001 A (NR/AA)
(SIFMA Municipal Swap Index Yield + 1.25%)
15,000,000 5.130
(c)(d)
04/01/2036
15,113,271
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
230,000 4.000
09/01/2026
230,560
235,000 4.000
09/01/2027
235,695
255,000 4.000
09/01/2029
255,452
California Community Choice Financing Authority Clean Energy
Project RB Fixed Rate Green Bonds Series 2023E-1 (A1/NR)
6,140,000 5.000
(b)(c)
02/01/2054
6,507,358
California Community Choice Financing Authority Clean Energy
Project RB Green Bonds Series 2024A (A1/NR)
27,500,000 5.000
(b)(c)
05/01/2054
29,371,180
California Community Choice Financing Authority Clean Energy
Project RB Series 2022A (A1/NR)
13,010,000 4.000
(b)(c)
05/01/2053
13,092,503
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
11,425,000 5.000
12/01/2028
12,166,151
California Housing Finance Agency Limited Obligation
Multifamily Housing Issue V RB 2023 (Aaa/NR)
1,043,000 5.000
(b)(c)
05/01/2054
1,067,959
California Infrastructure & Economic Development Bank for
Brightline West Passenger Rail Project Series RB Series
2020A (Aaa/NR)
11,810,000 3.950
(b)(c)(e)
01/01/2050
11,812,402
California Infrastructure & Economic Development Bank RB for
California Academy of Sciences Series 2024A (A2/NR)
6,160,000 3.250
08/01/2029
6,041,971
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 A (A3/NR)
20,000,000 1.200
(b)(c)
12/01/2050
17,628,116
California Infrastructure & Economic Development Bank RB
Refunding for Museum Associates Series 2021 B (A3/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
5,000,000 4.580
(c)(d)
12/01/2050
4,980,719

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Insured Revenue
and Refunding Bonds Aldersly Project, Series
2023B-2 Tax Exempt Mandatory Paydown Securities
(CA MTG INS) (NR/AA-)
$ 2,990,000 3.750%
11/15/2028
$ 2,958,642
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa1/NR)
300,000 5.000
10/01/2026
307,892
California Municipal Finance Authority Senior Lien RB for LAX
Integrated Express Solutions LLC Project Series 2018 A
(AMT) (NR/NR)
1,000,000 5.000
06/30/2026
1,010,942
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
4,265,000 5.000
06/30/2028
4,390,726
3,235,000 5.000
12/31/2028
3,334,139
California Pollution Control Financing Authority RB for
American Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
1,150,000 3.700
(b)(c)
08/01/2040
1,136,614
California Pollution Control Financing Authority Solid Waste
Disposal Refunding RB for Waste Management Project Series
2015A-1 (NR/A-/A-2)
10,000,000 3.375
07/01/2025
9,934,496
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa3/NR)
2,700,000 5.000
(e)
07/01/2026
2,800,340
4,665,000 5.000
(e)
07/01/2028
4,983,355
4,610,000 5.000
(e)
07/01/2029
4,986,182
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa3/NR)
5,010,000 5.000
(e)
11/21/2045
5,021,267
California Public Finance Authority RB for Henry Mayo Newhall
Hospital Series 2021A (NR/BBB-)
400,000 4.000
10/15/2027
398,287
California Public Finance Authority RB Refunding for Henry Mayo
Newhall Hospital Obligated Group Series 2021 A (NR/BBB-)
390,000 4.000
10/15/2025
388,009
California State University RB Refunding Series 2016 B-2
(Aa2/AA-)
12,100,000 0.550
(b)(c)
11/01/2049
10,953,880
California Statewide Communities Development Authority
Community Facilities District No. 2007-01 Special Tax
Refunding for Orinda Wilder Project Series 2015 (NR/NR)
695,000 5.000
09/01/2030
704,358
California Statewide Community Development Authority Pollution
Control Refunding RB 2006 Series B (NON-AMT) (A2/A-)
8,500,000 1.450
04/01/2028
7,625,069
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
215,000 3.000
09/01/2024
214,213
Chino Public Financing Authority Tax Exempt RB Series 2019 A
(NR/NR)
245,000 4.000
09/01/2027
244,352
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR)
1,080,000 4.000
09/01/2025
1,079,012
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Chino Community Facilities Improvement Area Special Tax
Bonds Series 2022 (NR/NR) – (continued)
$ 1,285,000 5.000%
09/01/2030
$ 1,372,306
City of Chino Public Financing Authority Local Agency Refunding
Bonds Series 2019A (NR/NR)
230,000 4.000
09/01/2026
229,802
City of Laguna Beach Underground Utility Assessment District No.
2014-2 Woods Cove Limited Obligation Improvement Bonds
(NR/NR)
600,000 5.000
09/02/2027
627,517
220,000 5.000
09/02/2028
232,210
230,000 5.000
09/02/2029
243,848
240,000 5.000
09/02/2030
256,313
1,095,000 5.000
09/02/2034
1,190,503
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (Aa2/AA)
750,000 5.000
05/15/2026
769,623
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
3,150,000 5.000
05/15/2028
3,308,360
City of Los Angeles Department of Airports International Airport
Subordinate RB 2016 Series B (Aa3/AA-)
1,000,000 5.000
05/15/2029
1,019,878
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series C (Aa3/AA-)
5,060,000 5.000
05/15/2030
5,254,205
City of Los Angeles Department of Airports International Airport
Subordinate RB 2018 Series D (Aa3/AA-)
7,425,000 5.000
05/15/2025
7,512,098
City of Ontario CA Community Facilities District No. 43 Special
Tax Bonds Series 2020 (NR/NR)
305,000 4.000
09/01/2028
303,539
330,000 4.000
09/01/2030
325,646
City of Rocklin Community Facilities District No. 10 Special Tax
Bonds Series 2019 (NR/NR)
100,000 5.000
09/01/2026
101,730
100,000 5.000
09/01/2027
101,824
95,000 5.000
09/01/2028
96,758
95,000 5.000
09/01/2029
96,820
City of San Francisco Infrastructure and Revitalization Financing
District Tax Increment RB Series 2022A (NR/NR)
260,000 5.000
(e)
09/01/2027
271,357
City of San José Multifamily Housing RB for Parkmoor Series
2023F-2 (Cash Collateralized) (HUD SECT 8) (Aaa/NR)
1,450,000 5.000
(b)(c)
06/01/2027
1,483,654
Coachella Valley Water District Drinking Water System Revenue
Notes Series 2022A (NR/AA+)
12,015,000 1.375
06/01/2025
11,687,912
Community Facilities District No. 2003-3 of The City of Chino
Improvement Area No. 10 2024 Special Tax Bonds (NR/NR)
350,000 4.000
09/01/2029
348,234
Golden State Tobacco Securitization Corp. Enhanced
Tobacco Settlement Asset Backed Bonds Series 2015A
(ST APPROP) (Aa3/A+)
5,000,000 5.000
(a)
06/01/2025
5,085,900
Inland Empire Tobacco Securitization Authority RB Turbo Asset-
Backed Bonds Series 2019 (NR/A-)
2,120,000 3.678
06/01/2038
1,995,733

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
$ 7,000,000 5.250%
05/01/2048
$ 7,149,755
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 A (NR/NR)
645,000 5.000
09/01/2025
653,223
645,000 5.000
09/01/2026
661,464
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 B (NR/NR)
475,000 5.000
09/01/2025
481,056
Irvine Unified School District No. 09-1 Special Tax for Community
Facilities Series 2017 C (NR/NR)
425,000 5.000
09/01/2026
435,848
Los Angeles County Development Authority Multifamily Housing
RB West La Va - Building 156 & 157 Apartments, 2023 Series
C (HUD SECT 8) (Aaa/NR)
2,370,000 3.750
(b)(c)
12/01/2046
2,368,809
Los Angeles Unified School District County of Los Angeles
California 2024 GO Refunding Bonds Series A (Aa2/NR)
1,825,000 5.000
07/01/2026
1,892,485
3,645,000 5.000
07/01/2027
3,851,151
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa2/AA)
(3M USD LIBOR + 0.63%)
7,000,000 4.387
(d)
09/01/2037
6,681,264
Northern California Gas Authority No. 1 RB for Gas Project Series
2007 B (A1/A-)
(3M USD LIBOR + 0.72%)
6,700,000 4.448
(d)
07/01/2027
6,706,721
Orange County California Community Facilities District No.
2017-1 Village of Esencia Special Tax Bonds Series 2018 A
(NR/NR)
250,000 5.000
08/15/2027
260,764
Perris Joint Powers Authority Local Agency RB 2024 Series
(NR/NR)
820,000 5.000
09/01/2026
845,243
870,000 5.000
09/01/2027
908,001
900,000 5.000
09/01/2028
945,278
930,000 5.000
09/01/2029
985,961
1,005,000 5.000
09/01/2030
1,073,282
1,080,000 5.000
09/01/2031
1,157,343
1,145,000 5.000
09/01/2032
1,232,458
Rancho Cordova Community Facilities District No. 2003-1 Special
Tax Refunding for Sunridge Anatolia Series 2016 (NR/NR)
400,000 4.000
09/01/2025
399,769
305,000 4.000
09/01/2027
305,185
500,000 4.000
09/01/2028
500,337
Riverside Unified School District Community Facilities District
No. 32 Special Tax Series 2020 (NR/NR)
205,000 4.000
09/01/2025
204,674
210,000 4.000
09/01/2026
209,517
Rocklin City of CFD No. 10 Whitney Ranch Special Tax Bonds,
Series 2019 (NR/NR)
100,000 5.000
09/01/2030
101,943
Roseville California Community Facilities District No. 1 Special
Tax Refunding for Fiddyment Ranch Project Series 2017
(NR/NR)
770,000 5.000
09/01/2029
791,761
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Sacramento City Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.57%)
$ 10,000,000 4.327%
(d)
06/01/2039
$ 9,183,302
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD LIBOR + 0.55%)
14,165,000 4.307
(d)
06/01/2034
13,609,371
San Francisco City & County Airport Commission RB Refunding
for San Francisco International Airport Second Series 2019 H
(AMT) (A1/A+)
4,000,000 5.000
05/01/2027
4,128,084
San Gorgonio Memorial Healthcare District 2020 GO Refunding
Bonds (Ba2/NR)
855,000 4.000
08/01/2024
853,487
930,000 4.000
08/01/2025
914,458
1,020,000 3.000
08/01/2026
958,372
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
320,174
State of California GO Bonds (Aa2/AA-)
5,760,000 5.000
03/01/2026
5,819,349
State of California Various Purpose GO Refunding Bonds
(Aa2/AA-)
2,350,000 5.000
04/01/2026
2,429,023
2,350,000 5.000
04/01/2027
2,467,237
20,000,000 5.000
12/01/2028
21,604,270
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A (NR/NR)
1,200,000 5.000
10/01/2026
1,226,483
1,435,000 5.000
10/01/2028
1,497,336
Transbay Joint Powers Authority Senior Tax Allocation Bonds
Series 2020A Tax-Exempt Green Bonds (NR/NR)
1,260,000 5.000
10/01/2027
1,301,648
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
200,000 5.000
07/01/2024
200,000
225,000 5.000
07/01/2025
226,751
250,000 5.000
07/01/2026
254,651
341,687,558
Colorado - 3.3%
City of Denver Aviation Airport System RB Series 2022C
(Aa3/AA-)
1,260,000 5.000
11/15/2026
1,311,174
1,215,000 5.000
11/15/2027
1,286,885
1,380,000 5.000
11/15/2028
1,487,111
City of Denver Aviation Airport System RB Series 2022D
(Aa3/AA-)
1,000,000 5.000
11/15/2025
1,019,641
3,750,000 5.250
11/15/2026
3,893,945
4,500,000 5.250
11/15/2027
4,709,395
6,500,000 5.500
11/15/2028
6,990,385
City of Denver RB for Department of Aviation Airport System
Series 2022A (AMT) (Aa3/AA-)
1,850,000 5.000
11/15/2025
1,886,337
9,980,000 5.000
11/15/2026
10,302,222
Colorado Health Facilities Authority RB for AdventHealth
Obligated Group Series 2019B (NR/NR)
1,585,000 5.000
(a)(b)(c)
11/19/2026
1,644,686

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-1 (A3/A-)
$ 405,000 5.000%
08/01/2025
$ 411,349
1,715,000 5.000
08/01/2026
1,763,702
4,325,000 5.000
08/01/2027
4,514,663
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019A-2 (A3/A-)
2,575,000 5.000
08/01/2026
2,648,125
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
7,520,000 5.000
(b)(c)
08/01/2049
7,666,137
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2022A (A3/A-)
50,000 5.000
11/01/2024
50,202
125,000 5.000
11/01/2025
127,430
950,000 5.000
11/01/2026
980,554
125,000 5.000
11/01/2027
130,938
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
22,000,000 5.000
(b)(c)
05/15/2062
23,312,417
Colorado Health Facilities Authority RB for Sanford Series 2019A
(NR/A+)
500,000 5.000
11/01/2025
509,262
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
1,000,000 5.000
08/01/2030
1,064,808
Colorado Health Facilities Authority RB Series 2019B Series
2019B-1 (A3/A-)
8,015,000 5.000
(b)(c)
08/01/2049
8,092,329
Colorado High Performance Transportation Enterprise C-470
Express Lanes Senior RB Series 2017 (NR/NR)
1,000,000 5.000
12/31/2047
1,001,172
1,000,000 5.000
12/31/2051
1,000,722
Colorado Housing and Finance Authority Multifamily Housing RB
for The Reserves at Eagle Point Project Series 2024 (Aaa/NR)
1,255,000 3.500
(b)(c)
11/01/2043
1,252,170
Denver Colorado Health and Hospital Authority Healthcare RB
Refunding Series 2017 A (NR/BBB)
5,245,000 5.000
(e)
12/01/2026
5,350,868
Denver Convention Center Hotel Authority Senior Revenue
Refunding Bonds Series 2016 (Baa2/BBB-)
2,000,000 5.000
12/01/2026
2,037,170
Denver Health & Hospital Authority COPS Series 2018 (NR/BBB)
205,000 5.000
12/01/2025
207,377
E-470 Public Highway Authority Colorado Revenue Refunding
Bonds Series 2004 A (NATL) (A1/A+)
16,250,000 0.000
(f)
09/01/2027
14,458,348
E-470 Public Highway Authority RB Refunding Series 2021 B
(A1/A+)
(SOFR + 0.35%)
7,250,000 3.928
(c)(d)
09/01/2039
7,247,006
E-470 Public Highway Authority RB Series 2004 A
(NATL) (A1/A+)
4,040,000 0.000
(f)
09/01/2028
3,463,385
Maiker Housing Partners Multifamily Housing RB for Overlook at
Thornton Series 2023 (Aaa/NR)
2,500,000 4.500
(b)(c)
05/01/2042
2,501,042
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
$ 450,000 5.000%
07/15/2028
$ 471,095
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
19,445,000 5.000
11/01/2046
19,783,359
Regional Transportation District Tax Exempt NON-AMT Private
Activity Bonds Series 2020A Taxable Private Activity Bonds
Series 2020B (Baa1/NR)
350,000 3.000
01/15/2026
344,531
Regional Transportation District Tax Exempt Private Activity
Bonds Series 2020 (Baa1/NR)
250,000 5.000
07/15/2026
255,587
500,000 5.000
01/15/2027
514,130
South Sloan Lake Metropolitan District LT GO Refunding &
Improvement Bonds Series 2019 (AGM) (Baa1/AA)
150,000 5.000
12/01/2024
150,608
South Sloan's Lake Metropolitan District No. 2 GO Improvement
Bonds Series 2019 (AGM) (Baa1/AA)
75,000 5.000
12/01/2025
76,266
190,000 5.000
12/01/2026
195,494
150,000 5.000
12/01/2027
156,112
235,000 5.000
12/01/2028
247,647
175,000 5.000
12/01/2029
186,769
300,000 4.000
12/01/2030
305,577
300,000 4.000
12/01/2031
305,357
University of Colorado Hospital Authority Refunding RB Series
2019C (Aa2/AA)
5,000,000 5.000
(b)(c)
11/15/2047
5,008,211
University of Colorado Regents Enterprise Refunding RB Series
2021C3B (Aa1/NR) (PUTABLE)
5,000,000 2.000
(b)(c)
06/01/2051
4,769,195
Vauxmont Metropolitan District Limited Tax Convertible
to Unlimited Tax GO Refunding Bonds Series 2019
(AGM) (NR/AA)
125,000 5.000
12/15/2027
129,555
Vauxmont Metropolitan District Subordinate LT GO Special
Revenue Refunding Bonds Series 2019 (AGM) (NR/AA)
130,000 5.000
12/15/2024
130,679
157,353,129
Connecticut - 1.3%
City of New Haven GO Bonds Series 2018 A (NR/A-)
945,000 5.000
08/01/2024
945,586
600,000 5.000
08/01/2025
607,298
City of New Haven GO Bonds Series 2023 (Baa1/A-)
500,000 5.000
08/01/2025
506,082
City of New Haven GO Bonds Series 2023 (BAM) (Baa1/AA)
700,000 5.000
08/01/2026
720,527
650,000 5.000
08/01/2027
678,421
900,000 5.000
08/01/2028
950,252
Connecticut Health & Educational Facilities Authority RB for
University of Hartford Series N (NR/BB+)
390,000 5.000
07/01/2025
389,088
Connecticut Housing Finance Authority Housing Mortgage Finance
Program Bonds 2024 Series D (Aaa/AAA/A-1+)
4,185,000 3.850
(b)(c)
11/15/2064
4,194,656
Hartford County Metropolitan District GO Bonds Series 2016 C
(AGM) (Aa2/AA)
5,540,000 5.000
11/01/2026
5,757,986

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Connecticut – (continued)
State of Connecticut GO Bonds 2016 Series A (Aa3/AA-)
$ 7,500,000 4.000%
03/15/2034
$ 7,527,088
State of Connecticut GO Unlimited Bonds Series 2019 A
(Aa3/AA-)
1,500,000 5.000
04/15/2025
1,520,089
State of Connecticut Health & Educational Facilities Authority RB
for Hartford Healthcare Series 2020B (WR/A)
5,205,000 5.000
(b)(c)
07/01/2053
5,336,829
State of Connecticut Health and Educational Facilities Authority for
Yale University Issue RB Series U-2 (Aaa/AAA) (PUTABLE)
15,000,000 1.100
(b)(c)
07/01/2033
14,708,835
State of Connecticut Health and Educational Facilities
Authority RB for University of Yale Series 2010A-3
(Aaa/AAA) (PUTABLE)
5,270,000 2.950
(b)(c)
07/01/2049
5,180,797
State of Connecticut Special Tax Obligation Bonds for
Transportation Infrastructure Purposes 2022 Series A
(Aa3/AA)
1,950,000 5.000
07/01/2025
1,984,585
2,415,000 5.000
07/01/2026
2,500,974
1,500,000 5.000
07/01/2027
1,580,427
State of Connecticut Special Tax Obligation Refunding Bonds
for Transportation Infrastructure Purposes 2022 Series B
(Aa3/AA)
1,410,000 5.000
07/01/2025
1,435,007
1,750,000 5.000
07/01/2026
1,812,300
2,150,000 5.000
07/01/2027
2,265,279
60,602,106
Delaware - 0.6%
Delaware Economic Development Authority Gas Facilities RB
Refunding for Delmarva Power & Light Co. Project Series
2020 (A2/A) (PUTABLE)
5,425,000 1.050
(b)(c)
01/01/2031
5,266,860
Delaware Health Facilities Authority RB for Beebee Medical
Center Project Series 2018 (NR/BBB)
700,000 5.000
06/01/2025
705,945
725,000 5.000
06/01/2027
743,999
Delaware State Economic Development Authority RB Refunding
for NRG Energy, Inc. Series 2020 A (Baa3/BBB-)
14,650,000 1.250
(b)(c)
10/01/2045
13,899,738
New Castle County GO Bonds Series 2015 (Aaa/AAA)
5,000,000 5.000
(a)
10/01/2025
5,107,480
University of Delaware RB Series 2015 (WR/NR)
1,805,000 5.000
(a)
05/01/2025
1,828,142
27,552,164
District of Columbia - 2.5%
District of Columbia GO Bonds Series 2016A (Aaa/AA+)
3,415,000 5.000
06/01/2027
3,522,072
District of Columbia GO Bonds Series 2016D (Aaa/AA+)
3,170,000 5.000
06/01/2027
3,293,609
District of Columbia Housing Finance Agency Collateralized
Multifamily Housing RB for Paxton Project Series 2022
(Aaa/NR)
3,750,000 4.000
(b)(c)
09/01/2040
3,751,534
District of Columbia Housing Finance Agency Multifamily
Housing RB for Edgewood Commons V Apartments Project
Series 2023 (HUD SECT 8 FHA 221(D4)) (Aaa/NR)
4,820,000 5.000
(b)(c)
06/01/2027
4,887,544
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
District of Columbia – (continued)
District of Columbia Metropolitan Airport Authority Airport
System Revenue Refunding Bonds Series 2015A (NR/AA-)
$ 10,000,000 5.000%
10/01/2034
$ 10,033,422
Metro Washington Airports Authority Airport System Revenue and
Refunding Bonds Series 2015B (AMT) (Aa3/AA-)
5,000,000 5.000
10/01/2032
5,057,323
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
5,505,000 5.000
10/01/2028
5,705,617
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2017A (AMT) (Aa3/AA-)
15,185,000 5.000
10/01/2029
15,725,887
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
24,325,000 5.000
10/01/2026
25,027,961
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2022A (AMT) (Aa3/NR)
2,395,000 5.000
10/01/2027
2,484,098
Metropolitan Washington Airports Authority Dulles toll Road RB
Third Senior Lien Convertible Capital Appreciation Bonds
Series 2009C (AGC) (A1/AA)
28,430,000 6.500
(a)
10/01/2026
30,424,404
Washington Convention and Sports Authority Senior Lien
Dedicated Tax Revenue Refunding Bonds Series 2018A
(Aa3/A+)
3,535,000 5.000
10/01/2027
3,715,869
Washington Metropolitan Airports Authority Airport System
Revenue Refunding Bonds Series 2015B (Aa3/AA-)
4,295,000 5.000
10/01/2035
4,340,518
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
950,000 5.000
07/15/2025
966,630
625,000 5.000
07/15/2026
647,330
119,583,818
Florida - 4.5%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AGM) (NR/AA)
990,000 5.000
05/01/2025
997,887
1,045,000 5.000
05/01/2026
1,065,741
1,095,000 5.000
05/01/2027
1,127,566
1,155,000 5.000
05/01/2028
1,200,928
1,195,000 2.375
05/01/2029
1,088,392
1,225,000 2.625
05/01/2030
1,107,154
Alta Lakes Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
555,000 3.750
05/01/2029
546,718
Bannon Lakes Community Development District Special
Assessment RB for St. Johns County Series 2016 (NR/NR)
115,000 4.500
11/01/2025
115,375
Beach Road Golf Estates Community Development District Special
Assessment Series 2015 (NR/NR)
2,500,000 4.700
11/01/2029
2,519,966
Bellalago Educational Facilities Benefit District Capital
Improvement RB, Series 2014 (A2/NR)
1,165,000 4.000
05/01/2025
1,152,794
1,220,000 4.125
05/01/2026
1,200,019
1,070,000 4.250
05/01/2027
1,042,478

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Bexley Community Development District Special Assessment RB
for Pasco County Series 2016 (NR/NR)
$ 200,000 4.100%
05/01/2026
$ 199,898
Broward County School Board Certificates of Participation Series
2015A (Aa3/A+)
16,915,000 5.000
07/01/2025
17,187,896
Capital Trust Agency, Inc. RB for Liza Jackson Preparatory School,
Inc. Series 2020 A (Baa3/NR)
360,000 4.000
08/01/2030
353,106
Century Gardens at Tamiami Community Development District
Special Assessment Bonds Series 2018 (NR/BBB)
105,000 3.500
11/01/2024
104,302
Century Gardens Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
118,000 5.000
05/01/2025
119,028
125,000 5.000
05/01/2026
127,173
131,000 5.000
05/01/2027
133,843
1,126,000 5.000
05/01/2034
1,186,898
City of Fort Lauderdale Special Assessment Bonds for Las Olas
Isles Underground Project Series 2022 (NR/NR)
220,000 5.000
(e)
07/01/2029
228,421
City of Ft. Lauderdale Special Assessment Bonds for Las Olas Isles
Undergrounding Project Series 2022 (NR/NR)
175,000 5.000
(e)
07/01/2024
175,000
180,000 5.000
(e)
07/01/2025
181,878
190,000 5.000
(e)
07/01/2026
193,598
200,000 5.000
(e)
07/01/2027
204,891
City of Jacksonville Special Revenue Refunding Bonds Series
2023A (NR/AA)
700,000 5.000
10/01/2025
714,701
City of Jacksonville Special Revenue Refunding Bonds Series
2023B (NR/AA)
1,250,000 5.000
10/01/2025
1,276,252
City of Orlando Community Redevelopment Agency Tax Increment
Revenue Refunding Bonds Series 2012 (NR/NR)
1,765,000 5.000
04/01/2025
1,765,716
City of Pompano Beach RB Refunding for John Knox Village of
Florida, Inc. Obligated Group Series 2020 (NR/NR)
1,380,000 3.250
09/01/2024
1,377,427
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (A1/AA-)
3,000,000 5.000
08/15/2026
3,087,540
7,170,000 5.000
08/15/2027
7,494,934
Cityplace Community Development District Special Assessment
Revenue Refunding Bonds Series 2012 (NR/NR)
2,415,000 5.000
05/01/2026
2,444,814
Collier County Water-Sewer District Water And Sewer Refunding
Revenue Bonds Series 2016 (Aaa/NR)
1,000,000 5.000
(a)
07/01/2026
1,035,165
Copper Creek Community Development District Special
Assessment Bonds for City of Port St. Lucie Series 2019
(NR/NR)
45,000 3.875
(e)
11/01/2024
44,940
Copper Oaks Community Development District Special
Assessment Refunding and Improvement Bonds Series 2021
(NR/NR)
183,000 3.000
05/01/2025
180,857
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Coral Keys Homes Community Development District Miami-
Dade County, Florida Special Assessment Bonds, Series 2020
(NR/NR)
$ 170,000 3.125%
05/01/2030
$ 162,544
Cordoba Ranch Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
150,000 3.000
05/01/2025
148,648
315,000 3.000
05/01/2026
309,429
Cypress Mill Community Development District Special Assessment
Bonds for Bank Qualified 2023 Project Series 2023 (NR/BBB)
245,000 4.000
05/01/2028
243,441
250,000 4.000
05/01/2033
239,519
Cypress Shadows Community Development District Capital
Improvement Revenue Refunding Bonds Series 2022 (NR/NR)
34,000 4.000
11/01/2024
33,999
37,000 4.000
11/01/2026
36,921
Duval County School Board Certificates of Participation Series
2022A (AGM) (NR/AA)
3,185,000 5.000
07/01/2026
3,292,622
5,105,000 5.000
07/01/2027
5,372,896
Entrada Community Development District St Johns County, Florida
Capital Improvement RB, Series 2021 (NR/NR)
165,000 2.125
(e)
05/01/2026
159,491
Escambia County International Paper Company Environmental
Improvement Revenue Refunding Bonds Series 2019B
(Baa2/BBB) (PUTABLE)
425,000 2.000
(b)(c)
11/01/2033
421,920
Fiddlers Creek Community Development District No. 2 Special
Assessment Refunding Series 2019 (NR/NR)
2,185,000 4.250
05/01/2029
2,197,688
Fishhawk Ranch Community Development District Special
Assessment Refunding Bonds Series 2020 (AGM) (NR/AA)
270,000 2.000
11/01/2024
266,962
275,000 2.000
11/01/2025
264,326
280,000 2.000
11/01/2026
262,121
290,000 2.000
11/01/2027
264,660
295,000 2.000
11/01/2028
263,241
300,000 2.000
11/01/2029
263,228
305,000 2.125
11/01/2030
259,292
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
95,000 2.625
(e)
12/15/2024
94,012
Florida Housing Finance Corp. Multifamily Mortgage
RB for Brownsville Transit Village V 2024 Series B
(GNMA COLL) (NR/AA+) (PUTABLE)
780,000 3.350
(b)(c)
10/01/2027
769,190
Florida Insurance Assistance Interlocal Agency Insurance
Assessment RB Series 2023A-1 (A2/A)
6,425,000 5.000
09/01/2025
6,481,988
5,510,000 5.000
09/01/2026
5,622,068
4,020,000 5.000
09/01/2027
4,141,544
Florida Municipal Power Agency All-Requirements Power Supply
Project Refunding RB Series 2016A (A2/NR)
2,285,000 5.000
10/01/2027
2,356,885
Flow Way Community Development District Collier County,
Florida Special Assessment Bonds, Series 2019 Phase 7 and
Phase 8 Projects Bank Qualified (NR/NR)
995,000 3.700
11/01/2029
978,066

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Fontainbleau Lakes Community Development District Special
Assessment RB Refunding Series 2016 (NR/BBB+)
$ 255,000 2.750%
05/01/2025
$ 250,016
260,000 3.000
05/01/2026
251,924
Gardens at Hammock Beach Community Development District
Flagler County Florida Special Assessment Bonds Assessment
Area One Series 2024-1 (NR/NR)
190,000 4.800
05/01/2031
189,670
Gateway Services Community Development District Special
Assessment Bonds Series 2023-1 (AGM) (NR/AA)
1,730,000 3.250
05/01/2028
1,688,903
Hawks Point Community Development District Special Assessment
Refunding Senior Series 2017 A-1 (NR/A-)
1,000,000 4.000
05/01/2031
986,565
Herons Glen Recreation District Special Assessment Refunding
Bonds Series 2020 (BAM) (NR/AA)
175,000 2.500
05/01/2025
171,974
200,000 2.500
05/01/2026
193,631
Highlands Community Development District Special Assessment
Refunding Series 2016 (NR/BBB)
320,000 3.000
05/01/2025
313,759
Homestead 50 Community Development District Special
Assessment Refunding Bonds Series 2021 (NR/NR)
132,000 3.000
05/01/2025
130,709
139,000 3.000
05/01/2026
136,041
Housing Finance Authority of Broward County Multifamily
Housing RB for Pinnacle 441 Phase 2 Series 2023
(Aaa/NR) (PUTABLE)
1,200,000 4.050
(b)(c)
09/01/2056
1,201,464
Housing Finance Authority of Miami-Dade County
Multifamily Housing RB for Emerald Dunes Series 2023B
(Aaa/NR) (PUTABLE)
1,155,000 4.050
(b)(c)
09/01/2026
1,156,406
Housing Finance Authority of Polk County Multifamily
Housing RB for Episcopal Catholic Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
1,643,000 4.150
(b)(c)
12/01/2040
1,651,911
Julington Creek Plantation Community Development District St.
Johns County, Florida Special Assessment RB, Series 2023
(AGM) (NR/AA)
4,090,000 5.000
05/01/2032
4,420,395
Lake Frances Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2018 (NR/BBB-)
492,000 4.000
05/01/2031
474,619
Lake Frances Community Development District Special
Assessment Refunding Series 2018 (NR/BBB-)
84,000 3.000
05/01/2025
82,422
Lakes By The Bay South Community Development District Miami-
Dade County Florida Special Assessment Refunding Bonds
Series 2024 (NR/NR)
4,000,000 5.000
05/01/2034
4,250,865
Lakewood Ranch Stewardship District Special Assessment
RB Refunding for Country Club East Project Series 2020
(AGM) (NR/AA)
60,000 2.000
05/01/2028
55,065
70,000 2.000
05/01/2029
62,775
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lee County Industrial Development Authority Florida Healthcare
Facilities RB Series 2024 Shell Point Obligated Group Series
2024B-3 (NR/BBB+)
$ 5,000,000 4.125%
(g)
11/15/2029
$ 5,011,310
Lee Memorial Health System Hospital Revenue & Revenue
Refunding Bonds 2019 Series A-2 (A2/A+)
8,410,000 5.000
(b)(c)
04/01/2033
8,532,056
Marshall Creek Community Development District Special
Assessment Refunding Series 2015 A (NR/NR)
1,350,000 5.000
05/01/2032
1,356,815
Miami Dade County Educational Facility Authority RB for
University of Miami (AMBAC) (A2/A-)
10,995,000 5.250
04/01/2027
11,479,452
Miami-Dade County Aviation Revenue Refunding Bonds Series
2014A (AMT) (A1/A+)
20,000,000 5.000
10/01/2035
20,024,136
Miami-Dade County General Obligation Bonds Building Better
Communities Program Series 2015-D (Aa2/AA)
3,710,000 5.000
07/01/2027
3,813,996
Moody River Estates Community Development District Lee
County Florida Senior Special Assessment Refunding Bonds
Series 2017A-1 (NR/A-)
500,000 4.000
05/01/2031
488,928
New River Community Development District Special Assessment
Refunding Senior Lien Series 2020 A-1 (NR/A)
125,000 3.500
(e)
05/01/2025
122,943
Oak Creek Community Development District Pasco County Florida
Bank Qualified Senior Special Assessment Refunding Bonds
Series 2015A-1 (NR/A+)
200,000 4.000
05/01/2026
199,999
Oak Creek Community Development District Special Assessment
Refunding Bonds Series 2015 A-1 (NR/A+)
1,150,000 4.450
05/01/2031
1,150,519
Orange County Health Facilities Authority Revenue Hospital
Bonds for AdventHealth Obligated Group Series 2021 C
(NR/AA) (PUTABLE)
15,575,000 5.000
(b)(c)
11/15/2052
16,059,562
Osceola County Transportation Improvement & Refunding RB
Series 2019A-1 (NR/BBB+)
780,000 5.000
10/01/2024
781,723
Osceola County Transportation Improvement Refunding RB Series
2019A-1 (NR/BBB+)
275,000 5.000
10/01/2025
279,052
Palm Beach County Health Facilities Authority RB Refunding for
Lifespace Communities, Inc. Obligated Group Series 2021 C
(NR/NR)
1,105,000 4.000
05/15/2026
1,084,080
Palm Glades Community Development District Senior Special
Assessment Bonds Series 2018A-1 (NR/A)
210,000 3.000
11/01/2024
208,925
Parkway Center Community Development District Special
Assessment Refunding Bonds Series 2018-1 (NR/BBB)
255,000 3.500
05/01/2025
252,104
Pasco County Capital Improvement Cigarette Tax Allocation Bonds
Series 2023A (AGM) (A1/AA)
250,000 5.250
09/01/2025
254,562
250,000 5.250
09/01/2026
259,265
300,000 5.250
09/01/2027
316,270
300,000 5.250
09/01/2028
321,222

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Pine Ridge Plantation Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2021A-1
(AGM) (NR/AA)
$ 510,000 2.000%
05/01/2025
$ 496,953
520,000 2.000
05/01/2026
493,398
530,000 2.000
05/01/2027
489,572
Reunion East Community Development District Special
Assessment Refunding Bonds for Osceola County Series
2015A (NR/NR)
680,000 5.000
05/01/2025
689,680
Reunion East Community Development District Special
Assessment Refunding Bonds Series 2015 A (NR/NR)
6,820,000 5.000
05/01/2033
6,871,979
Reunion West Community Development District Special
Assessment Refunding Bonds Series 2022 (NR/NR)
225,000 3.000
05/01/2025
223,125
285,000 3.000
05/01/2026
280,412
390,000 3.000
05/01/2027
379,159
River Bend Community Development District Senior Special
Assessment Revenue Refunding Bonds Series 2016A-1
(NR/A-)
415,000 2.750
05/01/2025
407,187
425,000 3.000
05/01/2026
411,371
River Glen Community Development District Capital Improvement
Revenue & Refunding Bonds Series 2021 (NR/BBB+)
139,000 2.500
05/01/2025
135,943
143,000 2.500
05/01/2026
136,321
146,000 2.500
05/01/2027
136,500
148,000 2.500
05/01/2028
135,579
157,000 2.500
05/01/2030
137,669
River Hall Community Development District Special Assessment
Refunding Bonds Series 2021 A-1 (NR/NR)
180,000 3.000
05/01/2025
178,125
225,000 3.000
05/01/2026
220,019
Sandmine Road Community Development District Special
Assessment Bonds for Polk County Series 2020 (NR/NR)
105,000 2.625
(e)
05/01/2025
103,744
Sarasota National Community Development District Special
Assessment Refunding Bonds Series 2020 (NR/NR)
240,000 3.000
05/01/2025
238,089
School Board of Miami-Dade County Florida Certificates of
Participation Series 2016B (A1/A+)
7,340,000 5.000
08/01/2027
7,552,089
South Village Community Development District Capital
Improvement Revenue & Refunding Bonds Series 2016A-1
(NR/A+)
100,000 2.750
05/01/2025
98,796
95,000 3.000
05/01/2026
92,817
State of Florida Department of Transportation Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Refunding
Bonds Series 2016A (Aaa/AAA)
2,500,000 4.000
07/01/2031
2,523,216
Storey Creek Community Development District Special
Assessment Bonds Series 2019 (NR/NR)
190,000 3.125
12/15/2025
186,928
Storey Park Community Development District Special Assessment
Bonds for Assessment Area Three Project Series 2019
(NR/NR)
460,000 3.750
(e)
06/15/2029
455,037
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Summerstone Community Development District Pasco County,
Florida Special Assessment RB, Series 2020 Phase One
(NR/NR)
$ 35,000 2.500%
05/01/2025
$ 34,562
Summerville Community Development District Special Assessment
Refunding Series 2020 (NR/NR)
121,000 3.000
05/01/2025
119,817
725,000 3.500
05/01/2031
687,125
Tampa Bay Water Utility System Refunding RB Series 2015A
(Aa1/AA+)
4,225,000 4.000
10/01/2029
4,249,019
Tapestry Community Development District Special Assessment RB
for City of Kissimmee Series 2016 (NR/NR)
230,000 4.250
05/01/2026
230,449
The Preserve At South Branch Community Development District
Pasco County, Florida Special Assessment RB, Series 2021
Phase 3 (NR/NR)
250,000 3.000
05/01/2031
239,014
Tolomato Community Development District Special Assessment
Refunding Bonds Series 2022A (AGM) (NR/AA)
760,000 3.000
05/01/2025
751,878
1,605,000 3.000
05/01/2027
1,572,694
Touchstone Community Development District Senior Special
Assessment Bonds Series 2022A-1 (NR/BBB+)
105,000 4.500
05/01/2026
105,480
115,000 4.500
05/01/2028
116,195
120,000 4.500
05/01/2029
121,696
Trails at Monterey Community Development District Special
Assessment Refunding Bonds Series 2012 (NR/A-)
140,000 4.150
05/01/2025
140,046
145,000 4.250
05/01/2026
145,071
Verandah East Community Development District Special
Assessment Revenue Refunding Improvement Bonds for Lee
County Series 2016 (NR/NR)
1,035,000 3.750
05/01/2026
1,027,239
Viera East Community Development District Special Revenue
Assessment Bonds Series 2020 (AGM) (NR/AA)
500,000 2.000
05/01/2025
485,417
795,000 2.000
05/01/2026
748,614
Villa Portofino West Community District Special Assessment
Refunding Series 2020 (NR/NR)
177,000 3.000
05/01/2025
175,269
973,000 3.500
05/01/2030
926,796
Village Community Development District No. 13 Special
Assessment RB Series 2020 (NR/NR)
10,000 1.875
(e)
05/01/2025
9,842
Village Community Development District No. 6 Special
Assessment RB Refunding Series 2017 (NR/NR)
280,000 4.000
05/01/2025
280,465
Village Community Development District Special Assessment
Revenue Refunding Bonds Series 2020 (AGM) (NR/AA)
1,315,000 5.000
05/01/2025
1,328,398
1,385,000 5.000
05/01/2026
1,419,432
Watergrass Community Development District Special Assessment
Revenue Refunding Bonds Series 2021 (NR/NR) (NR/NR)
215,000 2.000
05/01/2026
206,488

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Waterset Central Community Development District Special
Assessment Bonds for Hillsborough County Series 2018
(NR/NR)
$ 95,000 4.000%
(e)
11/01/2024
$ 94,958
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
2,000,000 3.750
(e)
06/15/2030
1,937,185
Winding Cypress Community Development District Special
Assessment Bonds for Collier County Series 2015 (NR/NR)
170,000 4.375
11/01/2025
170,228
217,953,115
Georgia - 2.5%
Bartow County Development Authority Pollution Control RB for
Georgia Power Company Plant Bown Project Series 2009
(Baa1/A/A-2) (PUTABLE)
3,130,000 3.950
(b)(c)
12/01/2032
3,180,022
Burke County Development Authority Pollution Control RB for
Georgia Power Company Plant Vogtle Project Series 1996
(Baa1/A) (PUTABLE)
1,335,000 3.875
(b)(c)
10/01/2032
1,339,515
Burke County Development Authority Pollution Control
RB for Oglethorpe Power Corp. Series 2013 A
(Baa1/BBB+) (PUTABLE)
2,000,000 1.500
(b)(c)
01/01/2040
1,952,678
City of Atlanta GO Public Improvement Bonds Series 2022A-1
(Aa1/NR)
835,000 5.000
12/01/2024
840,451
545,000 5.000
12/01/2025
558,352
1,000,000 5.000
12/01/2026
1,043,027
525,000 5.000
12/01/2027
557,651
City of Atlanta GO Public Improvement Bonds Series 2022A-2
(Aa1/NR)
1,105,000 5.000
12/01/2025
1,132,072
1,100,000 5.000
12/01/2026
1,147,330
2,375,000 5.000
12/01/2027
2,522,708
Colquitt County School District GO Bonds Series 2023
(ST AID WITHHLDG) (Aa1/NR)
585,000 5.000
12/01/2025
599,251
935,000 5.000
12/01/2026
975,008
Development Authority of Bartow County Pollution Control RB
for Georgia Power Company Plant Bowen Project First Series
2013 (Baa1/A) (PUTABLE)
6,000,000 2.875
(b)(c)
08/01/2043
5,912,468
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2012
(Baa1/A) (PUTABLE)
4,850,000 2.875
(b)(c)
12/01/2049
4,779,245
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project First Series 2013
(Baa1/A) (PUTABLE)
2,395,000 3.375
(b)(c)
11/01/2053
2,376,533
Development Authority of Burke County Pollution Control RB for
Georgia Power Company Plant Vogtle Project Second Series
2008 (Baa1/BBB+) (PUTABLE)
2,020,000 3.375
(b)(c)
11/01/2048
2,004,424
Development Authority of Burke County Pollution Control RB
Georgia Power Company Plant Vogtle Project Fifth Series 1994
(Baa1/A) (PUTABLE)
1,950,000 3.700
(b)(c)
10/01/2032
1,965,480
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Main Street Natural Gas Inc. Gas Supply RB Series 2019A
(A1/NR)
$ 2,500,000 5.000%
05/15/2025
$ 2,510,325
3,000,000 5.000
05/15/2026
3,025,956
500,000 5.000
05/15/2027
507,424
1,975,000 5.000
05/15/2030
2,045,121
Main Street Natural Gas Inc. Gas Supply RB Series 2019C
(A3/NR)
5,230,000 4.000
(b)(c)
03/01/2050
5,239,873
Main Street Natural Gas Inc. Gas Supply RB Series 2021A
(Aa1/NONR)
3,000,000 4.000
(b)(c)
07/01/2052
3,012,254
Main Street Natural Gas Inc. Gas Supply RB Series 2021C
(A3/NR)
1,000,000 4.000
12/01/2025
994,345
Main Street Natural Gas Inc. Gas Supply RB Series 2022B
(A3/NR)
1,740,000 5.000
06/01/2027
1,789,914
Main Street Natural Gas Inc. Gas Supply RB Series 2022C
(NR/BBB-)
1,000,000 4.000
(e)
11/01/2024
997,059
1,705,000 4.000
(e)
11/01/2025
1,686,411
3,665,000 4.000
(e)
11/01/2026
3,598,405
Main Street Natural Gas Inc. Gas Supply RB Series 2023B
(Aa1/NR)
13,040,000 5.000
(b)(c)
07/01/2053
13,832,262
Main Street Natural Gas Inc., Gas Supply RB Series 2023E-1
(Aa1/NR)
4,000,000 5.000
(b)(c)
12/01/2053
4,276,080
Main Street Natural Gas Inc., Gas Supply RB, Series 2019A
(A1/NR)
3,740,000 5.000
05/15/2028
3,818,050
Main Street Natural Gas, Inc. Gas Supply RB Series 2022A
(A3/NR)
500,000 4.000
12/01/2025
497,173
Main Street Natural Gas, Inc. Gas Supply RB Series 2022C
(NR/BBB-)
3,810,000 4.000
(e)
11/01/2027
3,718,325
Main Street Natural Gas, Inc., Gas Supply RB Series 2024A
(Aa1/NR)
2,800,000 5.000
(b)(c)
05/01/2054
2,973,087
Medical Center Hospital Authority Revenue Anticipation
Certificates for Piedmont Healthcare Project Series 2019A
(A1/AA-)
7,150,000 5.000
(b)(c)
07/01/2054
7,271,167
Monroe County Development Authority Pollution Control RB First
Series 2009 (Baa1/A/A-1) (PUTABLE)
2,275,000 1.000
(b)(c)
07/01/2049
2,081,879
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2006
(Baa1/A) (PUTABLE)
1,560,000 3.875
(b)(c)
12/01/2041
1,565,277
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2012
(Baa1/A) (PUTABLE)
2,825,000 3.875
(b)(c)
06/01/2042
2,834,555

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia – (continued)
Monroe County Development Authority Pollution Control RB for
Georgia Power Company Plant Scherer Project Series 2013
(Baa1/A) (PUTABLE)
$ 1,560,000 3.875%
(b)(c)
04/01/2043
$ 1,565,277
Richmond County Board of Education GO Sales Tax Bonds Series
2023 (ST AID WITHHLDG) (Aa1/AA+)
875,000 5.000
10/01/2025
892,729
2,850,000 5.000
10/01/2026
2,963,450
650,000 5.000
10/01/2027
688,401
Savanah Economic Development Authority Recovery Zone
Facility Revenue Refunding Bonds Series 2019A
(Baa2/BBB) (PUTABLE)
425,000 2.000
(b)(c)
11/01/2033
421,920
Savannah Economic Development Authority Pollution Control RB
Refunding for International Paper Company Series 2019 B
(Baa2/BBB)
6,090,000 1.900
08/01/2024
6,068,512
State of Georgia GO Bonds Series 2021A (Aaa/AAA)
4,585,000 5.000
07/01/2024
4,585,000
118,346,446
Guam - 0.2%
Guam Power Authority Refunding RB Series 2022 A (Baa2/BBB)
1,300,000 5.000
10/01/2029
1,368,378
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2017 (Baa2/A-)
400,000 5.000
07/01/2024
400,000
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024A (Baa2/A-)
350,000 5.000
07/01/2025
354,688
350,000 5.000
07/01/2026
359,311
350,000 5.000
07/01/2027
364,021
750,000 5.000
07/01/2028
789,912
700,000 5.000
07/01/2029
746,187
1,125,000 5.000
07/01/2030
1,212,328
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
500,000 5.000
07/01/2025
506,698
600,000 5.000
07/01/2026
615,961
500,000 5.000
07/01/2027
520,030
1,000,000 5.000
07/01/2028
1,053,216
985,000 5.000
07/01/2029
1,049,992
1,000,000 5.000
07/01/2030
1,077,625
10,418,347
Hawaii - 0.7%
City and County of Honolulu GO Bonds for Honolulu Rail Transit
Project Series 2021E (Aa2/NR)
5,315,000 5.000
03/01/2027
5,567,252
City and County of Honolulu Multifamily Housing
RB Maunakea Tower Apartments Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
7,040,000 5.000
(b)(c)
06/01/2027
7,179,857
City of Honolulu GO Bonds Series A (Aa2/NR)
10,575,000 4.000
10/01/2034
10,582,312
Kauai County Community Facilities District No. 2008-1 Special
Tax RB for Kukui'ula Development Series 2019 (NR/NR)
75,000 5.000
05/15/2029
77,510
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Hawaii – (continued)
State of Hawaii Department of Budget and Finance Special Purpose
RB Refunding Series 2017A (Ba3/NR)
$ 10,735,000 3.100%
05/01/2026
$ 8,764,275
32,171,206
Illinois - 7.2%
Board of Trustee of Northern Illinois University Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2025
329,589
250,000 5.000
10/01/2026
256,142
325,000 5.000
10/01/2028
339,829
Carol Stream Park District GO Refunding Park Bonds Series 2016
(BAM) (NR/AA)
4,705,000 5.000
01/01/2037
4,779,380
Chicago GO Bonds 2019A (NR/NR)
550,000 5.000
01/01/2028
583,247
Chicago GO Bonds 2019A (NR/BBB+)
3,210,000 5.000
01/01/2028
3,346,849
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
660,000 0.000
(f)
12/01/2026
596,192
4,615,000 0.000
(f)
12/01/2027
3,986,158
365,000 0.000
(f)
12/01/2029
287,316
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa2/BB+)
250,000 0.000
(f)
12/01/2027
215,935
95,000 0.000
(f)
12/01/2029
74,781
Chicago Illinois Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
9,285,000 0.000
(f)
12/01/2024
9,124,752
Chicago Illinois Board of Education Unlimited Tax GO Bonds for
Capital Appreciation Boards School Reform Series 1998 B-1
(NATL) (Baa2/BB+)
640,000 0.000
(f)
12/01/2025
603,545
Chicago Illinois Board of Education Unlimited Tax GO
Refunding Bonds for Dedicated Revenues Series 2018 A
(AGM) (NR/AA)
2,275,000 5.000
12/01/2024
2,281,943
1,825,000 5.000
12/01/2025
1,844,436
3,515,000 5.000
12/01/2026
3,602,840
Chicago O'Hare International Airport RB Refunding Series 2015 A
(AMT) (NR/A+)
11,000,000 5.000
01/01/2031
11,037,826
Chicago Park District GO LT Refunding Bonds Series 2023C
(NR/AA-)
2,400,000 5.000
01/01/2026
2,450,441
2,780,000 5.000
01/01/2027
2,880,536
1,965,000 5.000
01/01/2028
2,063,755
Chicago Transit Authority Sales Tax Receipts RB Series 2014
(NR/AA)
11,750,000 5.250
12/01/2049
11,777,152
City of Chicago Board of Education Capital Appreciation Bonds
for School Reform Series 1998B-1 (NATL) (Baa2/BB+)
685,000 0.000
(f)
12/01/2028
565,828
City of Chicago Board of Education GO Bonds Series 1999 A
(NATL) (Baa2/BB+)
5,000,000 5.500
12/01/2026
5,090,748
1,755,000 0.000
(f)
12/01/2030
1,322,555

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018A (AGM) (NR/AA)
$ 1,500,000 5.000%
12/01/2029
$ 1,564,473
City of Chicago Board of Education UT GO Refunding Bonds
Series 2018C (AGM) (NR/AA)
5,000,000 5.000
12/01/2027
5,155,391
7,535,000 5.000
12/01/2029
7,840,266
1,000,000 5.000
12/01/2030
1,042,972
City of Chicago GO Bonds Project & Refunding Series 2017A
(NR/BBB+)
2,000,000 5.625
01/01/2031
2,073,808
City of Chicago GO Bonds Refunding Series 2020A (NR/BBB+)
3,430,000 5.000
01/01/2027
3,528,910
5,245,000 5.000
01/01/2028
5,462,996
City of Chicago GO Refunding Bonds Series 2020 A (NR/BBB+)
1,000,000 5.000
01/01/2029
1,054,711
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023B (NON-AMT) (BAM) (NR/AA)
3,250,000 5.000
01/01/2026
3,331,229
2,345,000 5.000
01/01/2027
2,445,335
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
5,000,000 5.000
01/01/2026
5,084,579
5,755,000 5.000
01/01/2027
5,907,810
City of Chicago O’Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2022C
(AMT) (NR/A+)
2,000,000 5.000
01/01/2025
2,009,610
City of Chicago O'Hare International Airport General Airport
Senior Lien Revenue Refunding Bonds Series 2015A (NR/A+)
5,000,000 5.000
01/01/2027
5,021,424
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024A (NR/A+)
500,000 5.000
01/01/2026
512,217
600,000 5.000
01/01/2027
621,951
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
1,900,000 5.000
11/01/2026
1,964,323
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 (NR/NR)
314,000 2.270
(e)
12/01/2024
310,855
329,000 2.530
(e)
12/01/2025
320,485
305,000 2.690
(e)
12/01/2026
291,861
255,000 2.870
(e)
12/01/2027
240,327
City of Chicago Special Assessment Improvement Bonds
Refunding Series 2022 Lakeshore East Project (NR/NR)
270,000 3.040
(e)
12/01/2028
250,917
Illinois Community College District No. 512 GO Bonds Series
2020 (Aaa/NR)
1,980,000 4.000
12/15/2025
1,997,709
Illinois Finance Authority RB for Presbyterian Homes Obligated
Group Series 2021 B (NR/NR)
(SIFMA Municipal Swap Index Yield + 0.70%)
2,250,000 4.580
(c)(d)
05/01/2042
2,214,316
Illinois Finance Authority RB for University of Illinois Series 2020
(NR/BBB+)
500,000 5.000
10/01/2026
508,605
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Finance Authority RB Refunding for American
Water Capital Corp. Project Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
$ 700,000 3.875%
(b)(c)
05/01/2040
$ 698,663
Illinois Finance Authority RB Refunding for Illinois Institute of
Technology Series 2019 (Ba2/NR)
1,000,000 5.000
09/01/2024
998,986
600,000 5.000
09/01/2025
598,192
Illinois Finance Authority RB Refunding for Lifespace
Communities, Inc. Obligated Group Series 2015 A (NR/NR)
540,000 5.000
05/15/2026
539,301
Illinois Finance Authority RB The University of Chicago Series
2024B (Aa2/AA-)
2,400,000 5.000
(g)
04/01/2027
2,513,515
2,700,000 5.000
(g)
04/01/2028
2,876,646
Illinois Finance Authority Revenue Refunding Bonds Bradley
University Project Series 2024 (NR/BBB+)
750,000 5.000
08/01/2024
750,713
430,000 5.000
08/01/2025
435,225
500,000 5.000
08/01/2026
512,378
500,000 5.000
08/01/2027
519,108
805,000 5.000
08/01/2028
845,060
Illinois Finance Authority Taxable RB for Theory and Computing
Sciences Building Trust Series 2023 (A2/NR)
12,575,000 6.693
07/01/2033
12,674,501
Illinois Housing Development Authority
Multifamily Housing RB, Series 2023
(6900 Crandon) (HUD SECT 8 FHA 221
(d)
(4)) (Aaa/NR)
1,330,000 5.000
(b)(c)
02/01/2027
1,346,758
Illinois Housing Development Authority Multifamily
Housing RB, Series 2023 South Shore
5,335,000 4.000
(b)(c)
06/01/2026
5,335,016
Illinois Housing Development Authority Multifamily Housing RB,
Series 2023 South Shore (HHDC) (HUD SECT 8) (Aaa/NR)
4,340,000 5.000
(b)(c)
02/01/2027
4,394,684
Illinois Sports Facilities Authority RB Bonds Series 2001
(AMBAC) (WR/BBB+)
3,235,000 0.000
(f)
06/15/2025
3,111,160
Illinois State GO Bonds Series 2017 D (A3/A-)
5,425,000 5.000
11/01/2024
5,447,090
26,975,000 5.000
11/01/2025
27,474,024
34,465,000 5.000
11/01/2026
35,578,368
Illinois State GO Bonds Series 2019 A (A3/A-)
4,000,000 5.000
11/01/2024
4,015,474
Metropolitan Pier & Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2022 B (NR/A)
3,000,000 5.000
12/15/2027
3,049,885
Northern Illinois University Board of Trustees Auxiliary Facilities
System RB Series 2021 (BAM) (Baa3/AA)
325,000 5.000
10/01/2030
346,506
Sales Tax Securitization Corp Bonds Series 2018C (NR/AA-)
10,900,000 5.000
01/01/2026
11,151,533
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/AA-)
3,320,000 5.000
01/01/2026
3,396,614
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/AA-)
5,105,000 5.000
01/01/2027
5,300,784

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
State of Illinois Build Illinois Junior Obligation Bonds Series
2021A (NR/A)
$ 2,460,000 4.000%
06/15/2025
$ 2,465,084
State of Illinois General Obligation Bonds Series of May 2024B
(A3/A-)
3,000,000 5.000
05/01/2026
3,075,101
3,000,000 5.000
05/01/2027
3,115,856
State of Illinois GO Bonds Refunding Series 2022B (A3/A-)
3,000,000 5.000
03/01/2025
3,025,213
State of Illinois GO Bonds Series 2014 (A3/A-)
1,280,000 5.000
05/01/2028
1,280,893
2,220,000 5.250
02/01/2029
2,222,315
1,295,000 5.000
04/01/2031
1,295,876
State of Illinois GO Bonds Series 2016 (A3/A-)
2,965,000 5.000
01/01/2026
3,025,787
5,700,000 5.000
11/01/2028
5,847,721
State of Illinois GO Bonds Series 2017A (A3/A-)
3,455,000 5.000
12/01/2027
3,618,178
State of Illinois GO Bonds Series 2017C (A3/A-)
6,435,000 5.000
11/01/2029
6,704,732
State of Illinois GO Bonds Series 2017D (A3/A-)
5,525,000 5.000
11/01/2027
5,778,708
State of Illinois GO Bonds Series 2020 (A3/A-)
1,000,000 5.500
05/01/2030
1,064,184
State of Illinois GO Bonds Series 2021A (A3/A-)
2,750,000 5.000
03/01/2026
2,812,620
State of Illinois GO Bonds, Refunding Series of May 2023D
(A3/A-)
8,035,000 5.000
07/01/2025
8,144,212
State of Illinois GO Refunding Bonds Series 2016 (A3/A-)
4,215,000 5.000
02/01/2026
4,306,167
3,800,000 5.000
02/01/2028
3,928,700
2,075,000 5.000
02/01/2029
2,144,916
State of Illinois GO Refunding Bonds Series 2018A (A3/A-)
6,490,000 5.000
10/01/2028
6,864,581
State of Illinois GO Refunding Bonds Series 2018B (A3/A-)
6,000,000 5.000
10/01/2028
6,346,300
State of Illinois GO Unlimited Refunding Bonds Series 2018 B
(A3/A-)
2,000,000 5.000
10/01/2025
2,034,206
343,210,389
Indiana - 0.9%
City of Rockport Pollution Control Revenue Refunding
Bonds for AEP Generating Company Project Series 1995
(NON-AMT) (Baa2/BBB+)
4,150,000 3.125
07/01/2025
4,091,076
City of Rockport Pollution Control Revenue Refunding Bonds
Series 1995 (NON-AMT) (Baa2/BBB+)
3,445,000 3.125
07/01/2025
3,396,086
City of Rockport Pollution Control Revenue Refunding Bonds
Series 2009 B (NON-AMT) (A3/BBB+)
10,000,000 3.050
06/01/2025
9,902,457
City of Rockport Pollution Control Revenue Refunding Bonds
Series D (A3/BBB+)
11,000,000 0.750
04/01/2025
10,581,890
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
7,050,000 5.000
(b)(c)
12/01/2044
7,180,655
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Indiana – (continued)
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 A (A2/A-) (PUTABLE)
$ 3,000,000 0.750%
(b)(c)
12/01/2038
$ 2,781,454
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2020 B (AMT) (A2/A-) (PUTABLE)
4,525,000 0.950
(b)(c)
12/01/2038
4,217,963
Indiana Finance Authority RB Refunding for Indianapolis Power &
Light Co. Series 2021 (A2/A-)
3,000,000 0.650
08/01/2025
2,877,395
Indiana Housing & Community Development
Authority Multifamily Housing RB
Partners Preservation Projects Series 2023
(FHA 221(D)(4)) (FHA 221(D)(4)) (Aaa/NR) (PUTABLE)
700,000 4.100
(b)(c)
09/01/2028
701,247
45,730,223
Iowa - 0.1%
City of Waterloo Black Hawk County Iowa GO Capital Loan Notes
Series 2024D (Aa2/NR)
1,900,000 4.500
06/01/2027
1,931,971
Iowa Finance Authority RB Refunding for Lifespace Communities,
Inc. Obligated Group Series 2021 A (NR/NR)
2,105,000 4.000
05/15/2026
2,065,149
3,997,120
Kansas - 0.6%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
3,775,000 4.300
(b)(c)
03/01/2045
3,773,249
City of Manhattan GO Temporary Notes Series 2022-01 (Aa3/NR)
17,410,000 1.750
06/15/2025
16,965,409
Unified School District No. 500 Wyandotte County GO
Improvement Bonds Series 2016-A (Aa3/AA-)
9,150,000 5.250
(a)
09/01/2026
9,555,544
30,294,202
Kentucky - 1.8%
County of Boone Pollution Control Revenue Refunding Bonds
Series 2008A (NON-AMT) (Baa1/BBB+)
5,000,000 3.700
08/01/2027
4,938,710
County of Owen Water Facilities Refunding RB Series 2020
(NON-AMT) (Baa1/A) (PUTABLE)
700,000 3.875
(b)(c)
06/01/2040
701,385
Kentucky Asset/Liability Commission Project Notes 2024 Federal
Highway Trust Fund First Refunding Series A (NR/AA)
7,985,000 5.000
09/01/2026
8,275,135
Kentucky Economic Development Finance Authority Healthcare
Facilities Refunding RB Series 2022 (NR/NR)
3,570,000 4.500
10/01/2027
3,570,178
Kentucky Interlocal School Transportation Association Kista
Equipment Lease Certificates of Participation Series of 2024
(ST INTERCEPT) (A1/NR)
550,000 4.000
03/01/2026
552,671
520,000 4.000
03/01/2027
525,189
Kentucky Public Energy Authority Gas Supply RB 2018 Series B
(A1/NR)
22,525,000 4.000
(b)(c)
01/01/2049
22,580,540
Kentucky Public Energy Authority Gas Supply RB 2018 Series C-1
(A1/NR)
2,775,000 4.000
(b)(c)
12/01/2049
2,776,206

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky – (continued)
Louisville & Jefferson County Metropolitan Government RB
Refunding for Louisville Gas & Electric Co. Series 2001 A
(A1/A)
$ 3,800,000 0.900%
09/01/2026
$ 3,519,203
Louisville Jefferson County Metro Government Health System RB
for Norton Healthcare Series 2023A (NR/A)
700,000 5.000
10/01/2026
721,468
1,700,000 5.000
10/01/2027
1,776,534
Public Energy Authority of Kentucky Gas Supply RB Series 2019
A-1 (A1/NR)
24,230,000 4.000
(b)(c)
12/01/2049
24,257,843
Public Energy Authority of Kentucky Gas Supply RB Series 2019C
(A1/NR)
9,350,000 4.000
(b)(c)
02/01/2050
9,360,205
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2024 Series B (A1/NR)
500,000 5.000
08/01/2025
504,164
390,000 5.000
02/01/2026
394,688
800,000 5.000
08/01/2026
813,364
500,000 5.000
02/01/2027
510,073
1,150,000 5.000
08/01/2027
1,177,057
575,000 5.000
02/01/2028
590,951
87,545,564
Louisiana - 1.7%
City of New Orleans GO Refunding Bonds Series 2022 (A2/A+)
5,495,000 5.000
12/01/2024
5,528,084
3,000,000 5.000
12/01/2025
3,070,474
4,255,000 5.000
12/01/2026
4,412,936
1,715,000 5.000
12/01/2027
1,801,748
City of New Orleans Sewerage Service RB Series 2015 (NR/A)
1,000,000 5.000
(a)
06/01/2025
1,015,272
East Baton Rouge Sewerage Commission Tax Exempt Revenue
Refunding Bonds Series 2020A (NR/AA-)
1,100,000 5.000
02/01/2026
1,128,847
Louisiana Local Government Environmental Facilities &
Community Development Authority Insurance Assessment RB
for Louisiana Insurance Guaranty Association Project Series
2022B (A1/NR)
2,250,000 5.000
08/15/2025
2,287,115
3,300,000 5.000
08/15/2027
3,422,376
Louisiana Local Government Environmental Facilities &
Community Development Authority Revenue Refunding
Bonds for Ragin' Cajun Facilities Student Housing & Parking
Project Series 2017 (AGM) (NR/AA)
1,230,000 5.000
10/01/2026
1,260,639
Louisiana Offshore Terminal Authority Deepwater Port RB for
Loop LLC Project Series 2007A (A3/NR)
7,725,000 4.150
09/01/2027
7,718,364
Louisiana Offshore Terminal Authority Deepwater Port
RB for Loop LLC Project Series 2007-B-2A-2
(NON-AMT) (A3/BBB+) (PUTABLE)
2,500,000 4.200
(b)(c)
10/01/2037
2,525,699
Louisiana Offshore Terminal Authority Deepwater
Port RB for Loop LLC Project Series 2013A
(NON-AMT) (A3/NR) (PUTABLE)
3,775,000 4.200
(b)(c)
09/01/2033
3,802,157
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Louisiana – (continued)
Louisiana Public Facilities Authority Hospital RB Louisiana
Children's Medical Center Project Series 2015A3 RMKT
(NR/A)
$ 6,250,000 5.000%
(b)(c)
06/01/2045
$ 6,498,249
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (A2/A)
7,460,000 5.000
01/01/2040
7,470,177
New Orleans Aviation Board General Airport RB for North
Terminal Project Series 2015 B (AMT) (A2/A)
3,750,000 5.000
01/01/2034
3,762,010
Parish of St. John the Baptist RB Refunding for Marathon Oil
Corp. Series 2017 A-1 (Baa3/BBB-) (PUTABLE)
5,755,000 4.050
(b)(c)
06/01/2037
5,755,000
Parish of St. John the Baptist Revenue Refunding Bonds for
Marathon Oil Project Series 2017 (Baa3/BBB-) (PUTABLE)
950,000 2.200
(b)(c)
06/01/2037
916,560
Parish of St. John The Baptist Revenue Refunding Bonds Series
2017 (Baa3/BBB-) (PUTABLE)
15,000,000 2.100
(b)(c)
06/01/2037
15,000,000
State of Louisiana Gasoline and Fuels Tax Revenue Refunding
Bonds 2017 Series B (Aa2/AA)
1,425,000 5.000
05/01/2026
1,472,010
State of Louisiana Gasoline and Fuels Tax Second Lien Revenue
Refunding Bonds 2022 Series A (Aa3/AA)
(SOFR + 0.50%)
4,330,000 4.238
(c)(d)
05/01/2043
4,307,637
State of Louisiana Grant Anticipation RB Series 2023 (NR/AA)
900,000 5.000
09/01/2026
932,107
84,087,461
Maine - 0.0%
Maine Turnpike Authority RB Refunding Series 2015 (Aa3/AA-)
1,575,000 5.000
07/01/2026
1,601,371
a a
Maryland - 1.0%
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
245,000 2.625
07/01/2024
245,000
Maryland Department of Transportation Consolidated
Transportation Bonds Refunding Series 2016 (Aa1/AAA)
3,025,000 4.000
09/01/2027
3,103,771
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
2,550,000 5.000
11/12/2028
2,585,915
Maryland Health & Higher Educational Facilities Authority RB for
St. John's College Series 2020 (NR/BBB+)
305,000 4.000
10/01/2026
304,096
Maryland Health & Higher Educational Facilities Authority RB
Refunding for St. John's College Series 2020 (NR/BBB+)
350,000 4.000
10/01/2024
349,742
Maryland Stadium Authority RB Football Stadium Issue Series
2023A (NR/AA)
1,850,000 5.000
03/01/2025
1,868,087
2,000,000 5.000
03/01/2026
2,053,810
Maryland Transportation Authority Projects RB Refunding Tax-
Exempt Bonds Series 2024A (Aa2/NR)
5,725,000 5.000
07/01/2026
5,927,684
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2020A (Aaa/AAA)
10,290,000 5.000
03/15/2027
10,804,699

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maryland – (continued)
State of Maryland GO Bonds for State & Local Facilities Loan
Series 2021A (Aaa/AAA)
$ 17,825,000 5.000%
08/01/2027
$ 18,851,547
Washington Suburban Sanitary District Consolidated
Public Improvement Green Bonds of Series 2024
(CNTY GTD) (Aaa/AAA)
490,000 5.000
06/01/2026
506,925
46,601,276
Massachusetts - 1.7%
City of Boston GO Bonds 2017 Series A (Aaa/AAA)
2,015,000 5.000
04/01/2025
2,041,807
Massachusetts Bay Transportation Authority Sales Tax RB Series
2005 A (Aa2/AA+)
25,035,000 5.000
07/01/2026
25,926,246
Massachusetts Development Finance Agency RB Children Hospital
Issue Series U-2 (Aa1/AAA/A-1+)
7,715,000 4.950
(b)(c)
03/01/2048
7,715,000
Massachusetts Development Finance Agency RB for Boston
Medical Center Series G (Baa2/BBB)
500,000 5.000
07/01/2024
500,000
Massachusetts Development Finance Agency RB for President &
Trustees of Williams College Series 2011 (Aa1/AA+)
3,500,000 0.450
(b)(c)
07/01/2041
3,352,277
Massachusetts Development Finance Agency RB for Wellforce
Issue, Serries 2020C (AGM) (NR/AA)
500,000 5.000
10/01/2028
530,874
Massachusetts Health and Educational Facilities Authority Variable
Rate Demand RB for Umass Series A (Aa2/AA-) (PUTABLE)
7,000,000 2.450
(b)(c)
11/01/2030
6,842,385
Massachusetts School Building Authority Senior Dedicated Sales
Tax Bonds 2016 Series B (Aa2/AA+)
5,165,000 5.000
11/15/2031
5,358,162
11,750,000 5.000
11/15/2032
12,188,801
Massachusetts State Development Finance Agency RB Mass
General Brigham, Inc. Series 2019 T 1 (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.60%)
6,250,000 4.480
(c)(d)(e)
07/01/2049
6,230,772
Massachusetts Water Resources Authority General Revenue
Refunding Bonds, 2014 Series F (Aa1/AA+)
3,075,000 4.000
(a)
08/01/2024
3,076,165
The Commonwealth of Massachusetts GO Refunding Bonds Series
2016A (Aa1/AA+)
8,110,000 5.000
07/01/2025
8,250,627
82,013,116
Michigan - 1.8%
Birmingham Public Schools County of Oakland State of Michigan
2024 School Building and Site Bonds (NR/AA+)
375,000 5.000
05/01/2026
386,395
500,000 5.000
05/01/2027
524,175
City of Detroit Downtown Development Authority RRB Refunding
for Tax Increment Series 2018A (AGM) (NR/AA)
14,000,000 5.000
07/01/2043
14,042,651
City of Detroit Downtown Development Authority Tax Increment
Revenue Refunding Bonds Series 2024 (NR/BBB+)
3,525,000 5.000
07/01/2048
3,691,990
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Detroit Downtown Development Authority Subordinate General
RB Refunding for Development Area No. 1 Projects Series
2018 B (AGM) (NR/AA)
$ 500,000 5.000%
07/01/2024
$ 500,000
550,000 5.000
07/01/2025
550,000
Detroit Michigan Sewage Disposal System RB Refunding Series
2006 D (AGM) (Aa3/AA)
(3M USD LIBOR + 0.60%)
28,240,000 4.328
(d)
07/01/2032
26,960,849
Lansing Board of Water & Light Utility System RB Series 2021B
(Aa3/AA-)
5,000,000 2.000
(b)(c)
07/01/2051
4,768,102
Michigan Finance Authority Higher Education Facilities Limited
Obligation Revenue Refunding Bonds for Lawrence
Technology University Series 2022 (NR/BBB-)
140,000 4.000
02/01/2027
136,454
Michigan Finance Authority Hospital RB for Trinity Health Credit
Group Series 2022B (Aa3/AA-)
6,250,000 5.000
(b)(c)
12/01/2043
6,600,538
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2015B (A1/NR)
1,215,000 5.000
05/15/2034
1,224,716
Michigan Finance Authority Hospital Revenue Refunding Bonds
Series 2022B (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.75%)
5,845,000 4.630
(c)(d)
04/15/2047
5,845,096
Michigan Finance Authority Local Government Loan Program
RB Refunding for Detroit Water and Sewer Series 2014 D-1
(NATL) (A1/A+)
1,000,000 5.000
07/01/2036
1,000,762
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Local Project Senior Lien Series 2014 D-1
(AGM) (Aa3/AA)
2,000,000 5.000
07/01/2035
2,001,525
Michigan Finance Authority Local Government Loan Program RB
Refunding for Detroit Water and Sewerage Department Water
Supply System Series 2015 D-1 (Aa3/AA-)
1,000,000 5.000
07/01/2029
1,012,728
Michigan Strategic Fund Limited Obligation RB DTE Electric
Company Exempt Facilities Project, Collateralized Series
2023DT (Aa3/A)
5,650,000 3.875
(b)(c)
06/01/2053
5,714,587
Michigan Strategic Fund Limited Obligation RB for I-75
Improvement Project Series 2018 (AMT) (WR/NR)
3,500,000 5.000
12/31/2024
3,498,792
Star International Academy RB Refunding Series 2020 (NR/BBB)
2,550,000 5.000
03/01/2030
2,561,393
Star International Academy Refunding Bonds Series 2020
(NR/BBB)
720,000 4.000
03/01/2025
714,464
745,000 4.000
03/01/2026
731,702
775,000 4.000
03/01/2027
754,714
Wayne County Airport Authority Airport RB for Detroit
Metropolitan Wayne County Airport Revenue Refunding
Bonds Series 2015F (A1/A)
2,495,000 5.000
12/01/2025
2,536,696

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Michigan – (continued)
Wayne County Airport Authority Revenue Refunding Bonds Series
2017 E (A1/NR)
$ 3,000,000 4.000%
(e)
12/01/2025
$ 3,009,147
88,767,476
Minnesota - 1.1%
City of Minneapolis GO Refunding Bonds Series 2020 (NR/AAA)
5,730,000 2.000
12/01/2029
5,076,854
City of Minneapolis Health Care System RB for Allina Health
System Series 2023A (A1/A+)
2,500,000 5.000
(b)(c)
11/15/2052
2,637,344
Duluth Independent School District Refunding Certificates of
Participation Series 2019A (Baa1/NR)
640,000 3.250
03/01/2025
638,440
700,000 4.000
03/01/2026
706,198
Metropolitan Council GO Grant Anticipation Notes Series 2021B
(Aaa/AAA)
1,590,000 5.000
12/01/2024
1,600,497
Minnesota Higher Education Facilities Authority RB Green Bonds
Series 2024B Subseries 2024B-1 (A2/NR)
3,000,000 5.000
(b)(c)
10/01/2053
3,106,333
Minnesota Higher Education Facilities Authority RB Refunding for
College of St. Scholastica, Inc. Series 2019 (Baa2/NR)
100,000 4.000
12/01/2024
99,627
Minnesota Special School District Refunding Certificates
of Participation for Minnesota School District
Credit Enhancement Program Series 2022C
(SD CRED PROG) (Aa1/AAA)
2,000,000 5.000
02/01/2026
2,054,321
9,385,000 5.000
02/01/2027
9,804,620
Minnesota State Trunk Highway GO Bonds Series 2023B
(Aaa/AAA)
5,000,000 5.000
08/01/2025
5,093,994
Minnesota State Trunk Highway GO Refunding Bonds Series
2023E (Aaa/AAA)
5,000,000 5.000
08/01/2025
5,093,994
5,000,000 5.000
08/01/2026
5,184,233
State of Minnesota GO State Various Purpose Bonds Series 2023A
(Aaa/AAA)
7,815,000 5.000
08/01/2026
8,102,956
Western Minnesota Municipal Power Agency Power Supply
Revenue Refunding Bonds 2022 Series A (Aa2/NR)
375,000 5.000
01/01/2025
377,946
825,000 5.000
01/01/2026
846,690
640,000 5.000
01/01/2027
667,942
51,091,989
Mississippi - 0.6%
Lowndes County Solid Waste Disposal and Pollution Control
Refunding RB Series 2022 (Baa2/BBB) (PUTABLE)
10,500,000 2.650
(b)(c)
04/01/2037
10,176,510
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020A (NON-AMT) (Baa2/BBB) (PUTABLE)
9,085,000 1.375
(b)(c)
05/01/2034
8,862,074
Warren County Gulf Opportunity Zone Revenue Refunding Bonds
Series 2020C (NON-AMT) (Baa2/BBB)
9,300,000 1.375
(b)(c)
08/01/2027
9,071,798
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi – (continued)
Warren County RB Refunding for International Paper Company,
Series 2020 B (AMT) (Baa2/BBB) (PUTABLE)
$ 1,175,000 1.600%
(b)(c)
08/01/2027
$ 1,148,629
29,259,011
Missouri - 1.2%
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB The Children's Mercy Hospital
Series 2016 (NR/AA-)
1,465,000 5.000
05/15/2027
1,506,731
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Wright Memorial Hospital
Series 2019 (NR/NR)
320,000 5.000
09/01/2025
321,256
Health and Educational Facilities Authority of The State of
Missouri Senior Living Facilities RB Lutheran Senior Services
Projects Series 2024A (NR/NR)
265,000 5.000
02/01/2025
266,626
480,000 5.000
02/01/2026
488,456
760,000 5.000
02/01/2027
782,590
950,000 5.000
02/01/2028
988,468
590,000 5.000
02/01/2029
621,020
485,000 5.000
02/01/2030
515,013
Missouri Health & Educational Facilities Authority RB Refunding
for J.B. Wright & Trenton Trust Obligated Group Series 2019
(NR/NR)
600,000 5.000
09/01/2024
600,002
State of Missouri Environmental Improvement and Energy
Resources Authority Environmental Improvement RB Series
2008 (Baa1/A-) (PUTABLE)
4,000,000 3.500
(b)(c)
05/01/2038
3,961,158
State of Missouri Health & Educational Facilities Authority Long
Term Health Facilities RB for BJC Health System Series
2021B (Aa2/AA)
40,000,000 4.000
(b)(c)
05/01/2051
40,229,016
The Planned Industrial Expansion Authority of Kansas City
Multifamily Housing RB for The Depot on Old Santa Fe Series
2023 (Aaa/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,118,313
55,398,649
Montana - 0.1%
City of Forsyth, Rosebud County, Montana Pollution Control
Revenue Refunding Bonds Northwestern Corporation Colstrip
Project Series 2023 (A3/NR)
2,825,000 3.875
07/01/2028
2,833,694
a a
Nebraska - 0.3%
Sarpy County School District 0001 Bellevue Public School, State
of Nebraska GO School Building Bonds Series 2017 (A1/NR)
1,420,000 5.000
(a)
12/15/2027
1,504,603
Sarpy County School District GO Bonds for Gretna Public Schools
Series 2022B (NR/A+)
6,875,000 5.000
12/15/2027
7,026,643
Washington County Wastewater & Solid Waste Disposal Facilities
Revenue Refunding Bonds Series 2012 (NR/A) (PUTABLE)
4,700,000 0.900
(b)(c)
09/01/2030
4,545,759
13,077,005

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Nevada - 0.6%
City of Las Vegas Special Improvement District No. 812 for
Summerlin Village 24 Local Improvement Bonds Series 2015
(NR/NR)
$ 1,295,000 5.000%
12/01/2027
$ 1,300,322
Clark County Harry Reid International Airport Passenger Facility
Charge Refunding RB Series 2022B (Aa2/NR)
925,000 5.000
07/01/2025
940,654
675,000 5.000
07/01/2026
697,543
870,000 5.000
07/01/2027
915,202
Clark County Jet Aviation Fuel Tax Refunding RB Series 2022A
(Aa3/NR)
750,000 5.000
07/01/2024
750,000
1,275,000 5.000
07/01/2025
1,292,052
1,000,000 5.000
07/01/2026
1,026,172
Clark County Pollution Control Refunding RB for Nevada Power
Company Projects Series 2017 (A2/A) (PUTABLE)
1,025,000 3.750
(b)(c)
01/01/2036
1,016,255
County of Humboldt Nevada Pollution Control RB Refunding for
Idaho Power Co. Series 2003 (A2/A-)
12,000,000 1.450
12/01/2024
11,831,531
Henderson Nevada Local Improvement District No. T-18 (NR/NR)
1,090,000 4.000
09/01/2025
1,084,336
Las Vegas Valley Water District GO LT Water Refunding Bonds
Series 2021C (Aa1/AA)
4,355,000 5.000
06/01/2025
4,424,359
State of Nevada Highway Improvement Indexed Tax and
Subordinate Motor Vehicle Fuel Tax RB Series 2024B
(Aa1/AA+)
1,480,000 5.000
12/01/2026
1,540,325
26,818,751
New Hampshire - 0.4%
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-1 (NR/A-/A-2)
1,250,000 4.500
(b)(g)(h)
09/01/2025
1,249,930
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-2 (NR/A-/A-2)
5,000,000 4.250
(b)(g)(h)
07/01/2027
4,999,721
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-3 (NR/A-/A-2)
5,000,000 2.150
(b)(c)(g)(h)
07/01/2033
4,999,687
National Finance Authority Solid Waste Disposal Refunding RB
Series 2019A-4 (NR/A-/A-2)
3,000,000 2.150
(b)(c)(g)(h)
08/01/2038
2,999,812
New Hampshire Business Finance Authority RB Refunding for
Springpoint Senior Living Obligated Group Series 2021
(NR/NR)
285,000 4.000
01/01/2025
283,970
265,000 4.000
01/01/2026
262,947
250,000 4.000
01/01/2027
247,832
New Hampshire Housing Finance Authority Multi-Family Housing
RB 2022 Series 1 (NON-AMT) (FHA 542(C)) (Aaa/NR)
1,010,000 2.650
08/01/2024
1,007,800
5,575,000 2.800
02/01/2025
5,546,098
21,597,797
New Jersey - 4.4%
Camden County Improvement Authority Multi-Family Housing
RB  Series 2024 (HUD SECT 8) (Aaa/NR)
2,750,000 5.000
(b)(c)
03/01/2027
2,796,838
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
County of Morris GO Bonds for General Improvement and County
College Series 2021 (Aaa/AAA)
$ 4,615,000 2.000%
02/01/2027
$ 4,363,300
New Jersey Economic Development Authority RB for Provident
Group - Kean Properties L.L.C. - Kean University Student
Housing Project Series 2017 A (NR/BB-)
325,000 4.000
07/01/2024
325,000
New Jersey Economic Development Authority RB Refunding
for New Jersey-American Water Co., Inc. Series 2020 E
(AMT) (A1/A+)
3,100,000 0.850
12/01/2025
2,901,790
New Jersey Economic Development Authority RB Refunding
for School Facilities Construction Series 2013 I
(ST APPROP) (A2/A-)
(SIFMA Municipal Swap Index Yield + 1.25%)
13,315,000 5.130
(d)
09/01/2025
13,329,649
New Jersey Economic Development Authority Refunding
RB for School Facilities Construction Series 2005 N1
(AMBAC) (A2/A-)
2,000,000 5.500
09/01/2026
2,087,237
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds 2016 Series BBB (A2/A-)
2,850,000 5.500
(a)
12/15/2026
3,008,133
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds, 2024 Series SSS Forward
Delivery (A2/A-)
4,000,000 5.000
06/15/2026
4,115,029
2,480,000 5.000
06/15/2027
2,592,166
New Jersey Economic Development Authority Special Facility
Revenue Refunding Bonds for Port Newark Container
Terminal Project Series 2017 (Baa2/NR)
2,130,000 5.000
10/01/2026
2,174,101
1,680,000 5.000
10/01/2027
1,739,169
New Jersey Economic Development Authority Water Facilities
Refunding RB New Jersey- American Water Company, Inc.
Project Series 2020B Bonds (A1/A+) (PUTABLE)
3,495,000 3.750
(b)(c)
11/01/2034
3,448,210
New Jersey Educational Facilities Authority Princeton University
RB 2022 Series A (Aaa/AAA)
3,130,000 5.000
03/01/2027
3,288,161
New Jersey Health Care Facilities Financing Authority Revenue
Refunding Bonds for RWJ Barnabas Health Obligated Group
Issue Series 2019B-2 (A1/AA-)
5,700,000 5.000
(b)(c)
07/01/2042
5,775,792
New Jersey Housing & Mortgage Finance Agency Multi-Family
RB 2021 Series B (NON-AMT) (HUD SECT 8) (NR/AA-)
3,085,000 0.750
11/01/2024
3,033,515
2,310,000 0.900
11/01/2025
2,190,178
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2017 Series A (NON-AMT) (NR/AA-)
1,830,000 2.850
11/01/2025
1,799,132
New Jersey Housing and Mortgage Finance Agency Single Family
Housing RB 2022 Series I (NON-AMT) (Aa2/AA)
2,675,000 2.800
10/01/2025
2,615,598
2,600,000 2.900
04/01/2026
2,529,586
New Jersey Transportation Trust Fund Authority Bonds Series 2006
C (AMBAC) (A2/A-)
10,765,000 0.000
(f)
12/15/2025
10,207,068

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
New Jersey Transportation Trust Fund Authority RB Capital
Appreciation for Transportation System Bonds Series 2010 A
(A2/A-)
$ 365,000 0.000%
(f)
12/15/2026
$ 333,510
4,155,000 0.000
(f)
12/15/2027
3,655,374
24,420,000 0.000
(f)
12/15/2028
20,701,652
New Jersey Transportation Trust Fund Authority RB for
Transportation System Bonds Series 2006 C (NATL) (A2/A-)
46,470,000 0.000
(f)
12/15/2027
40,951,530
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2019 A (A2/A-)
450,000 5.000
12/15/2024
452,502
New Jersey Transportation Trust Fund Authority RB Refunding
for Federal Highway Reimbursement Notes Series 2018 A
(A2/A+)
1,565,000 5.000
06/15/2030
1,602,816
New Jersey Transportation Trust Fund Authority Tax Exempt RB
for Transportation System Bonds Series 2019 A (A2/A-)
7,430,000 5.000
12/15/2025
7,585,578
New Jersey Transportation Trust Fund Authority Transportation
Program Bonds, 2023 Series AA (A2/A-)
1,615,000 5.000
06/15/2025
1,636,632
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2010 Series A (A2/A-)
9,240,000 0.000
(f)
12/15/2029
7,546,290
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A2/A-)
3,095,000 5.000
06/15/2026
3,184,004
New Jersey Turnpike Authority RB Series 2024 A (A1/AA-)
10,000,000 5.000
(g)
01/01/2027
10,437,122
New Jersey Turnpike Authority Turnpike RB Series 2014 A
(A1/AA-)
18,650,000 5.000
01/01/2033
18,649,987
Passaic County Improvement Authority Charter School RB for
Paterson Arts & Science Charter School Project Series 2023
(NR/BBB-)
620,000 4.250
07/01/2033
624,911
Salem County Pollution Control Financing Authority Pollution
Control RB for Philadelphia Electric Company Project 1993
Series A (Baa1/BBB+)
1,645,000 4.450
(b)
03/01/2025
1,648,094
State of New Jersey COVID 19 Emergency GO Bonds Series 2020
A (A1/A)
12,750,000 5.000
06/01/2027
13,383,888
Tobacco Settlement Financing Corp. Tobacco Settlement Bonds
Series 2018A (NR/A)
1,495,000 5.000
06/01/2027
1,550,557
Union County Utilities Authority Resource Recovery Facility Lease
Revenue Refunding Bonds for Covanta Union Series 2011A
(AMT) (CNTY GTD) (NR/AA+)
4,495,000 5.250
12/01/2031
4,499,017
212,763,116
New Mexico - 0.7%
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series B
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,525,000 3.875
(b)(c)
06/01/2040
1,533,916
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Mexico – (continued)
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series C
(NON-AMT) (Baa2/BBB) (PUTABLE)
$ 1,315,000 3.875%
(b)(c)
06/01/2040
$ 1,322,688
City of Farmington New Mexico Pollution Control
Revenue Refunding Bonds Public Service Company
of New Mexico San Juan Project 2010 Series E
(NON-AMT) (Baa2/BBB) (PUTABLE)
1,950,000 3.875
(b)(c)
06/01/2040
1,961,400
City of Farmington, New Mexico Pollution Control Revenue
Refunding Bonds Public Service Company of New Mexico
San Juan Project 2010 Series D (Baa2/BBB) (PUTABLE)
5,195,000 3.900
(b)(c)
06/01/2040
5,224,096
Farmington City PCRB Refunding for Public Service Co. of New
Mexico Series 2010 A (Baa2/BBB) (PUTABLE)
3,330,000 0.875
(b)(c)
06/01/2040
3,075,257
New Mexico Hospital Equipment Loan Council Hospital System
RB for Presbyterian Healthcare Services Series 2019B
(Aa3/AA-)
7,680,000 5.000
(b)(c)
08/01/2049
7,778,478
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Mountain View II & III Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
2,600,000 5.000
(b)(c)
02/01/2042
2,618,851
New Mexico Mortgage Finance Authority Multifamily Housing RB
for Santa Fe Apartments and Sangre De Cristo Project Series
2023 (HUD SECT 8) (Aaa/NR)
3,555,000 5.000
(b)(c)
02/01/2042
3,561,919
Santa Fe Public School District Santa Fe County Education
Technology General Obligation Lease Purchase Notes Series
2024A (ST AID WITHHLDG) (NR/AA-)
1,075,000 5.000
08/01/2027
1,128,712
Santa Fe Public School District Santa Fe County General
Obligation School Building Bonds Series 2024
(ST AID WITHHLDG) (NR/AA-)
765,000 5.000
08/01/2026
789,905
735,000 5.000
08/01/2027
771,724
State of New Mexico Severance Tax Bonds Series 2022A
(Aa2/AA-)
4,880,000 5.000
07/01/2026
5,051,808
Village of Los Ranchos de Albuquerque RB Refunding for
Albuquerque Academy Series 2020 (NR/A-)
100,000 4.000
09/01/2024
99,966
175,000 5.000
09/01/2027
181,850
35,100,570
New York - 11.0%
Allegany County Capital Resource Corp. RB Alfred University
Project Series 2024 (NR/BBB+)
285,000 5.000
04/01/2030
303,431
330,000 5.000
04/01/2031
354,697
425,000 5.000
04/01/2032
460,619
195,000 5.000
04/01/2033
212,631
220,000 5.000
04/01/2034
241,053
Build NYC Resource Corp. RB for Academic Leadership Charter
School Project Series 2021 (NR/BBB-)
100,000 4.000
06/15/2026
97,874

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Build NYC Resource Corp. RB for Grand Concourse Academy
Charter School Project Series 2022A (NR/BBB-)
$ 245,000 3.400%
07/01/2027
$ 239,936
Build NYC Resource Corporation RB Classical Charter Schools
Project Series 2023A (NR/BBB-)
970,000 4.000
06/15/2033
955,141
Chautauqua County Capital Resource Corp. Exempt Facilities
Revenue Refunding Bonds for NRG Energy Project Series
2020 (Baa3/BBB-) (PUTABLE)
5,185,000 4.250
(b)(c)
04/01/2042
5,209,678
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
345,000 4.000
06/01/2034
339,600
City of New York GO Bonds 2023 Series C (Aa2/AA)
3,000,000 5.000
08/01/2025
3,054,722
City of New York GO Bonds 2023 Series D (Aa2/AA)
1,885,000 5.000
08/01/2025
1,919,383
City of New York GO Bonds Fiscal 2008 Series A Subseries A-4
(AGM) (Aa2/AA)
1,000,000 5.000
08/01/2026
1,037,572
City of New York GO Bonds Fiscal 2008 Series C Subseries C-4
(AGM) (Aa2/AA)
1,000,000 5.000
10/01/2026
1,040,787
City of New York GO Bonds Fiscal 2009 Series B Subseries B-3
(Aa2/AA)
4,285,000 5.000
09/01/2026
4,449,191
City of New York GO Bonds Fiscal 2021 Series A (Aa2/AA)
10,260,000 5.000
08/01/2026
10,637,080
City of Yonkers GO Serial Bonds Series 2022F (BAM) (A2/AA)
175,000 5.000
11/15/2025
179,147
250,000 5.000
11/15/2026
260,477
200,000 5.000
11/15/2027
212,331
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aaa/NR)
4,300,000 5.000
(b)(c)
07/01/2028
4,409,912
Empire State Development Corp. State Personal Income Tax RB
Series 2022A (Aa1/NR)
21,000,000 5.000
09/15/2028
22,595,044
Genesee County Funding Corp. Tax Exempt RB for Rochester
Regional Health Project Series 2022A (NR/BBB+)
175,000 5.000
12/01/2024
175,418
275,000 5.000
12/01/2026
280,868
Long Island Power Authority RB Refunding Series 2020 B (A2/A)
8,000,000 0.850
(b)(c)
09/01/2050
7,688,974
Long Island Power Authority RB Refunding Series 2021 B (A2/A)
15,000,000 1.500
(b)(c)
09/01/2051
14,118,658
Long Island Power Authority RB Series 2021 (A2/A)
10,000,000 1.000
09/01/2025
9,590,694
Metropolitan Transportation Authority RB Refunding for Climate
Bond Certified Series 2020 E (A3/A-)
4,250,000 4.000
11/15/2026
4,308,291
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015C (A3/A-)
4,250,000 5.250
11/15/2028
4,339,377
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2015D-1 (A3/A-)
10,000,000 5.000
11/15/2033
10,175,894
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2017D (A3/A-)
$ 1,075,000 5.000%
11/15/2027
$ 1,131,573
Metropolitan Transportation Authority Transportation Revenue
Refunding Bonds Series 2020E (A3/A-)
3,000,000 5.000
11/15/2028
3,200,842
Metropolitan Transportation Authority Transportation Revenue
Variable Rate Bonds for Transportation Revenue Variable Rate
Refunding Bonds Subseries 2002G-1H (A3/A-)
(SOFR + 0.60%)
16,750,000 4.178
(d)
11/01/2026
16,724,001
Metropolitan Transportational Authority Revenue Green Bonds
Series 2019A (A3/A-)
10,175,000 5.000
(b)(c)
11/15/2048
10,212,198
New York City GO Bonds Subseries 2006 C-4 (AGM) (Aa2/AA)
300,000 3.000
(b)(c)
01/01/2032
300,000
New York City Housing Development Corp. RB Series 2020 D-2
(FHA 542 (C)) (FHA 542 (C)) (Aa2/AA+)
2,000,000 0.700
(b)(c)
05/01/2060
1,972,561
New York City Housing Development Corp. Series F-2-B
5,265,000 3.400
(b)(c)
11/01/2062
5,185,273
New York City Industrial Development Agency RB for Yankee
Stadium LLC Series 2006 (FGIC) (Baa1/NR)
(MUNI-CPI + 0.87%)
2,505,000 4.227
03/01/2025
2,495,066
(MUNI-CPI + 0.88%)
2,610,000 4.237
03/01/2026
2,590,187
(MUNI-CPI + 0.89%)
2,725,000 4.247
03/01/2027
2,695,668
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2011 Series
DD (Aa1/AA+/A-1)
3,625,000 4.900
(b)(c)
06/15/2043
3,625,000
New York City Municipal Water Finance Authority Water & Sewer
Second General Resolution RB Adjustable Rate 2021 Series
Ee Subseries Ee-1 and Ee-2 (Aa1/AA+/A-1+)
1,000,000 4.900
(b)(c)
06/15/2045
1,000,000
New York City Transitional Finance Authority Building Aid RB
Fiscal 2015 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
10,000,000 5.000
07/15/2033
10,083,448
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 1999 Series A-1 (Aa1/AAA)
3,000,000 5.000
11/01/2028
3,231,560
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Adjustable Rate BondsFiscal
2019 Subseries A-4 (Aa1/AAA/A-1)
8,640,000 4.700
(b)(c)
08/01/2045
8,640,000
New York Convention Center Development Corp. RB Refunding
for New York City Hotel Unit Fee Revenue Series 2015
(A2/NR)
25,000 5.000
11/15/2024
25,095
New York Liberty Development Corp. RB for World Trade Center
Project Series 2014 (NR/NR)
1,805,000 5.150
(e)
11/15/2034
1,810,476
New York Port Authority Consolidated Bonds 186th Series
(Aa3/AA-)
4,000,000 5.000
10/15/2033
4,007,575

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Port Authority Consolidated Bonds 197th Series
(Aa3/AA-)
$ 4,000,000 5.000%
11/15/2034
$ 4,081,691
New York Port Authority Consolidated Bonds 207th Series
(Aa3/AA-)
6,035,000 5.000
09/15/2027
6,279,985
New York Port Authority Consolidated Bonds 226th Series
(Aa3/AA-)
3,750,000 5.000
10/15/2024
3,761,773
New York State Dormitory Authority RB Refunding for Bidding
Group 1 Series 2018 C (Aa1/AA+)
3,960,000 5.000
03/15/2026
4,080,779
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
925,000 5.000
07/01/2024
925,000
1,130,000 5.000
07/01/2028
1,131,589
New York State Energy Research & Development Authority RB
Refunding for Central Hudson Gas & Electric Corp. Projects
Series 1999 B (AMT) (Baa1/BBB+)
27,750,000 7.403
(b)(c)
07/01/2034
27,750,000
New York State Environmental Facilities Corp. State Clean Water
& Drinking Water Revolving Funds RB for Municipal Water
Finance Authority Projects - Second Resolution Bonds Series
2016 (Aaa/AAA)
3,000,000 5.000
06/15/2035
3,082,759
New York State Housing Finance Agency 2021 Series J-2
(SONYMA HUD SECT 8) (Aa2/NR)
3,710,000 1.100
(b)(c)
11/01/2061
3,349,931
New York State Housing Finance Agency Affordable Housing 2022
Series D-2 (SONYMA HUD SECT 8) (Aa2/NR)
22,000,000 3.100
(b)(c)
05/01/2062
21,543,425
New York State Housing Finance Agency
Affordable Housing RB 2022 Series F-2
(SONYMA FHA 542(C)) (SONYMA FHA 542
(c)
) (Aa2/NR)
18,000,000 3.850
(b)(c)
05/01/2062
17,998,348
New York State Housing Finance Agency RB Series 2021 D-2
(SONYMA) (Aa2/NR)
7,870,000 0.650
(b)(c)
11/01/2056
7,522,188
New York State Thruway Authority General RB  Series P (A1/A+)
10,000,000 5.000
01/01/2027
10,463,567
New York State Thruway Authority Personal Income Tax RB Series
2021A-1 (NR/AA+)
40,000,000 5.000
03/15/2028
42,574,468
New York Transportation Development Corp. for Terminal 4 John
F. Kennedy International Airport Project Special Facilities RB
Series 2022 (Baa1/NR)
360,000 5.000
12/01/2026
368,765
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa3/NR)
6,195,000 5.000
01/01/2029
6,427,727
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,320,000 5.000
01/01/2030
8,632,558
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (AMT) (Baa3/NR)
8,000,000 5.000
01/01/2025
8,037,907
3,425,000 5.000
01/01/2026
3,481,447
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corp. RB Refunding
for JFK International Air Terminal LLC Series 2020 C
(Baa1/BBB)
$ 1,300,000 5.000%
12/01/2027
$ 1,359,512
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa2/NR)
6,150,000 5.000
07/01/2041
6,150,033
New York Transportation Development Corp. Special Facilities
Bonds Series 2016A (Baa2/NR)
14,275,000 5.250
01/01/2050
14,275,311
New York Transportation Development Corp. Special Facilities
RB for Laguardia Airport Terminal B Redevelopment Project
Series 2018 (Baa3/NR)
7,765,000 5.000
01/01/2028
8,086,076
New York Transportation Development Corp. Special Facilities RB
for Terminal 4 JFK International Airport Project Series 2020A
(Baa1/NR)
500,000 5.000
12/01/2027
518,000
Orange County Funding Corp. Tax Exempt Revenue Refunding
Bonds for Mount Saint Mary College Project Series 2022A
(NR/NR)
1,020,000 5.000
07/01/2025
1,019,340
1,080,000 5.000
07/01/2026
1,068,248
1,090,000 5.000
07/01/2027
1,070,117
Port Authority of New York Consolidated Bonds 185th Series
(AMT) (Aa3/AA-)
2,495,000 5.000
09/01/2028
2,498,725
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
10,000,000 3.000
10/01/2028
9,511,414
Power Authority of The State of New York Green Transmission
Project RB Series 2023A (AGM) (A1/AA)
500,000 5.000
11/15/2026
522,237
500,000 5.000
11/15/2027
531,983
State of New York Dormitory Authority Northwell Health
Obligated Group RB Series 2019B-3 (A3/A-)
2,295,000 5.000
(b)(c)
05/01/2048
2,329,187
State of New York Dormitory Authority Personal Income Tax RB
Series 2020A (Aa1/NR)
24,620,000 5.000
03/15/2025
24,932,770
State of New York Dormitory Authority RB for St. Joseph's College
Series 2020A (NR/NR)
1,025,000 5.000
07/01/2026
1,025,336
State of New York Dormitory Authority Wagner College RB Series
2022 (NR/NR)
675,000 5.000
07/01/2026
684,575
705,000 5.000
07/01/2027
720,548
740,000 5.000
07/01/2028
761,294
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
2,655,000 5.000
08/01/2025
2,703,429
1,000,000 5.000
08/01/2026
1,036,752
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred forty-Second Series (Aa3/AA-)
1,750,000 5.000
12/01/2025
1,783,854
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Bonds Series 2021C (NR/AA+)
40,900,000 5.000
(b)(c)
05/15/2051
41,859,751

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior
Lien Green Bonds Series 2022E (NR/AA+)
$ 26,915,000 5.000%
11/15/2027
$ 28,409,593
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2024B
(NR/SP-1+)
5,000,000 5.000
03/15/2027
5,236,685
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
210,000 5.000
01/01/2027
215,553
527,623,233
North Carolina - 1.8%
Charlotte-Mecklenburg Hospital Authority RB Series 2018E
(Aa3/AA)
6,500,000 0.800
(b)(c)
01/15/2048
6,264,324
City of Charlotte Water & Sewer System Refunding RB Series
2015 (Aaa/AAA)
10,000,000 5.000
07/01/2027
10,162,517
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019A
(Baa2/BBB) (PUTABLE)
425,000 2.000
(b)(c)
11/01/2033
421,920
Columbus County Industrial Facilities & Pollution Control
Financing Authority Revenue Refunding Bonds Series 2019B
(Baa2/BBB) (PUTABLE)
450,000 2.000
(b)(c)
11/01/2033
446,739
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2019 C (Baa2/BBB) (PUTABLE)
2,150,000 2.100
(b)(c)
03/01/2027
2,134,942
Columbus County Industrial Facilities and Pollution Control
Financing Authority RB Refunding for International Paper Co.
Series 2020 A (Baa2/BBB) (PUTABLE)
4,550,000 1.375
(b)(c)
05/01/2034
4,438,353
Greater Ashville Regional Airport Authority Airport System RB
Series 2022A (AMT) (AGM) (A1/AA)
750,000 5.000
07/01/2027
775,705
North Carolina Capital Facilities Finance Agency RB for Duke
University Project Series 2015B (Aa1/NR)
30,000,000 5.000
(a)
10/01/2025
30,626,352
North Carolina Housing Finance Agency Multifamily Housing RB
Series 2024 (Aaa/NR) (PUTABLE)
2,205,000 5.000
(b)(c)
04/01/2029
2,307,011
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-1 (NR/NR)
350,000 4.250
10/01/2028
351,632
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Tax-Exempt Mandatory Paydown Securities
Series 2024B-2 (NR/NR)
525,000 3.750
10/01/2028
522,123
State of North Carolina Limited Obligation Bonds Series 2020B
(Aa1/AA+)
13,610,000 5.000
05/01/2026
14,049,155
State of North Carolina Limited Obligation Refunding Bonds
Series 2017B (Aa1/AA+)
12,190,000 5.000
05/01/2026
12,583,336
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
North Carolina – (continued)
The Charlotte-Mecklenburg Hospital Authority Atrium Health
Variable Rate Health Care RB Series 2021D (Aa3/AA)
$ 1,000,000 5.000%
(b)(c)
01/15/2049
$ 1,098,974
86,183,083
North Dakota - 0.2%
City of Grand Forks Health Care System RB for Altru Health
System Series 2021 (Baa3/NR)
2,000,000 5.000
12/01/2028
2,026,397
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
125,000 5.000
12/01/2024
125,042
165,000 5.000
12/01/2025
165,471
225,000 5.000
12/01/2026
226,299
City of Horace Temporary Refunding Improvement Bonds Series
2022B (Baa3/NR)
5,375,000 4.000
01/01/2025
5,367,432
7,910,641
Ohio - 1.4%
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020 USA
(WR/NR)
125,000 5.000
11/15/2025
126,632
Akron Bath Copley Joint Township Hospital District RB Refunding
for Summa Health System Obligated Group Series 2020
(WR/NR)
175,000 5.000
11/15/2026
178,850
American Municipal Power RB for Prairie State Energy Campus
Project Refunding Series 2023A (A1/A)
2,500,000 5.000
02/15/2026
2,558,569
2,750,000 5.000
02/15/2027
2,872,170
City of Cleveland Airport System RB Series 2018A (AMT) (A2/A)
2,000,000 5.000
01/01/2026
2,034,416
County of Franklin Healthcare Facilities RB for Ohio Living
Communities Series 2023 (NR/NR)
6,000,000 5.000
07/01/2031
6,046,726
Cuyahoga County Ohio Hospital RB Refunding for Metrohealth
System Series 2017 (Baa2/BBB)
500,000 5.000
02/15/2025
501,610
Franklin County Finance Authority Multifamily Housing
RB for Dering Family Homes Project Series 2023
(HUD SECT 8) (Aaa/NR)
5,000,000 5.000
(b)(c)
07/01/2045
5,094,057
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(Baa2/BBB) (PUTABLE)
3,750,000 4.250
(b)(c)
11/01/2039
3,769,624
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
6,500,000 4.000
(b)(c)
09/01/2030
6,507,478
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB) (PUTABLE)
15,250,000 4.250
(b)(c)
11/01/2040
15,304,813
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 A (Baa3/NR)
1,075,000 2.875
02/01/2026
1,040,443

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Ohio Air Quality Development Authority RB for Ohio Valley
Electric Corp. Series 2009 D (Baa3/NR)
$ 2,695,000 2.875%
02/01/2026
$ 2,608,367
Ohio Housing Finance Agency Multifamily Housing RB
for Cherry Blossom Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR) (PUTABLE)
1,700,000 5.000
(b)(c)
08/01/2026
1,713,935
Ohio State RB Refunding for Premier Health Partners Obligated
Group Series 2020 (Baa1/NR)
140,000 5.000
11/15/2024
140,339
280,000 5.000
11/15/2025
282,908
Ohio Water Development Authority Drinking Water Assistance
Fund RB Series 2016 (Aaa/AAA)
4,080,000 4.000
12/01/2033
4,102,071
Ohio Water Development Authority Fresh Water Development RB
Series 2016B (Aaa/AAA)
1,000,000 5.000
06/01/2026
1,033,825
State of Ohio Higher Educational Facility Revenue Refunding
Bonds Series 2021B (Aa3/AA-)
(SIFMA Municipal Swap Index Yield + 0.23%)
4,400,000 4.110
(c)(d)
12/01/2042
4,323,321
State of Ohio Major Infrastructure RB Series 2016-1 (Aa1/AA)
4,335,000 5.000
12/15/2027
4,475,207
Willoughby Eastlake City School District GO UT School
Improvement Bonds Series 2016 (A2/NR)
2,500,000 5.000
(a)
12/01/2025
2,559,503
67,274,864
Oklahoma - 0.9%
City of Tulsa GO Bonds Series 2021 (Aa1/AA)
9,300,000 1.000
11/01/2026
8,521,194
Independent School District Combined Purpose GO Bonds Series
2021B (NR/AA)
10,000,000 1.000
09/01/2025
9,576,791
Independent School District GO Combined Purposed Bonds Series
2021 (NR/AA+)
8,840,000 1.250
06/01/2026
8,227,097
Independent School District No. 6 GO Combined Purpose Bonds
Series 2023 (NR/AA-)
9,925,000 5.000
09/01/2025
10,074,385
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024A (NR/AA-)
1,725,000 5.000
07/01/2026
1,781,329
1,775,000 5.000
07/01/2027
1,865,030
Oklahoma Capitol Improvement Authority State Facilities
Refunding RB Series 2024B (NR/AA-)
340,000 5.000
07/01/2026
351,103
250,000 5.000
07/01/2027
262,680
Oklahoma Development Finance Authority Health System RB
Series 2018B (Ba3/BB-)
500,000 5.000
08/15/2024
499,502
Oklahoma Housing Finance Agency Collateralized
RB Pioneer Plaza Apartments, Series 2023A
(HUD SECT 8 FHA 221(D)(4)) (Aaa/NR)
575,000 4.000
(b)(c)
06/01/2028
574,823
41,733,934
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon - 0.3%
Corvallis School District No. 509J GO Convertible Deferred
Interest Bonds Series 2018A (SCH BD GTY) (Aa1/AA+)
$ 2,790,000 5.000%
06/15/2026
$ 2,883,214
Forest Grove Oregon Student Housing RB Refunding for Oak Tree
Foundation Project Series 2017 (NR/BBB)
200,000 5.000
03/01/2025
200,529
Oregon Facilities Authority Revenue Refunding Bonds 2020 Series
A (NR/BBB+)
400,000 5.000
10/01/2024
400,814
125,000 5.000
10/01/2026
127,017
Port of Portland International Airport RB Series 27A (NR/AA-)
2,410,000 5.000
07/01/2028
2,521,730
Portland Oregon Water System RB Refunding First Lien Series
2016 A (Aa1/NR)
7,090,000 4.000
04/01/2029
7,171,142
State of Oregon GO Bonds 2021 Series H (Aa1/AA+)
1,330,000 1.000
08/01/2026
1,240,734
14,545,180
Pennsylvania - 3.3%
Allegheny County Higher Education Building Authority for
Carnegie Mellon University for RB Series 2022A (NR/AA+)
(SOFR + 0.29%)
5,330,000 4.028
(c)(d)
02/01/2033
5,255,432
Allentown Neighborhood Improvement Zone Development
Authority RB Refunding Series 2022 (Baa3/NR)
480,000 5.000
05/01/2026
488,420
Allentown Neighborhood Improvement Zone Development
Authority Tax Revenue Refunding Bonds Series 2022
(Baa3/NR)
600,000 5.000
05/01/2028
621,046
Cheltenham Township Industrial Development Authority Arcadia
University RB Series of 2024 (NR/BBB-)
6,900,000 5.000
04/01/2034
7,190,377
City of Philadelphia Airport Revenue Refunding Bonds Series
2017B (AMT) (A2/A+)
1,150,000 5.000
07/01/2025
1,162,897
City of Philadelphia Airport Revenue Refunding Bonds Series
2021 (AMT) (A2/NR)
2,800,000 5.000
07/01/2027
2,895,966
Commonwealth of Pennsylvania GO Bonds Series 2015 (Aa3/A+)
3,925,000 5.000
08/15/2025
3,998,437
County of Beaver GO Bonds Series 2017 (BAM) (NR/AA)
1,000,000 5.000
04/15/2025
1,012,594
County of Westmoreland GO Bonds Tax Exempt 2013 Series A
(A2/NR)
55,000 5.000
12/01/2024
55,059
Cumberland County Municipal Authority RB Refunding for
Messiah College Series 2020 SS3 (NR/A-)
2,195,000 2.345
11/01/2026
2,053,629
Delaware River Port Authority Port District Project Refunding
Bonds Series 2022 (A3/A)
1,050,000 5.000
01/01/2026
1,076,553
1,000,000 5.000
01/01/2027
1,042,435
Delaware Valley Regional Finance Authority Local Government RB
2022 Series B (A1/A+)
(SIFMA Municipal Swap Index Yield + 0.40%)
17,860,000 4.280
(c)(d)
03/01/2057
17,658,513

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Delaware Valley Regional Finance Authority Local Government RB
2022 Series C (A1/A+)
(SOFR + 0.49%)
$ 13,580,000 4.068%
(c)(d)
03/01/2057
$ 13,488,660
Geisinger Authority Health System Long Term Rate RB Series
2020B (WR/AA-)
16,590,000 5.000
(b)(c)
04/01/2043
17,069,954
Lehigh County General Purpose Authority RB Refunding for The
Good Shepherd Obligated Group Series 2021 A (NR/BBB+)
735,000 4.000
11/01/2024
733,897
525,000 4.000
11/01/2025
521,275
570,000 4.000
11/01/2026
562,894
Lehigh County IDA Pollution Control Revenue Refunding
Bonds for PPL Electric Utilities Corp. Project Series 2016B
(NON-AMT) (A1/A+)
19,615,000 2.625
02/15/2027
18,853,936
Monroeville Finance Authority UPMC RB Series 2012 (A2/A)
2,360,000 5.000
02/15/2027
2,453,103
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
3,295,000 4.100
06/01/2029
3,380,164
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series C (Baa1/BBB+) (PUTABLE)
5,335,000 4.450
(b)(c)
10/01/2034
5,445,366
Pennsylvania Economic Development Financing Authority RB for
Presbyterian Senior Living Project Series 2021 (NR/NR)
1,600,000 4.000
07/01/2033
1,613,722
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2021A-2 (NR/A-/A-2)
10,000,000 4.600
(b)(c)
10/01/2046
10,143,408
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB Series 2009 (NR/A-/A-2) (PUTABLE)
14,680,000 0.950
(b)(c)
12/01/2033
13,451,758
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal Refunding RB Series 2021B (NR/A-/A-2)
7,440,000 1.100
(b)(c)
06/01/2031
6,939,609
Pennsylvania Economic Financing Development Authority Sewage
Sludge Disposal Revenue Refunding Bonds Series 2020
(Baa2/NR)
505,000 3.000
01/01/2025
501,000
615,000 4.000
01/01/2026
610,237
Pennsylvania Go Bonds First 2023 (Aa3/A+)
11,135,000 5.000
09/01/2026
11,548,537
Pennsylvania Housing Finance Agency Special Limited Obligation
Multifamily Housing Development Bonds for Cambridge
Square Series 2023B (HUD SECT 8) (Aaa/NR)
1,000,000 5.000
(b)(c)
11/01/2026
1,011,170
Pennsylvania Turnpike Commission Turnpike RB Series 2022 B
(Aa3/NR)
155,000 5.000
12/01/2025
158,824
135,000 5.000
12/01/2026
140,837
185,000 5.000
12/01/2027
196,561
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
570,000 5.000
06/01/2025
578,446
750,000 5.000
06/01/2026
774,491
500,000 5.000
06/01/2027
524,685
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
State Public School Building Authority School Lease Revenue
Refunding Bonds for Philadelphia School District Project
Series 2016A (AGM ST AID WITHHLDG) (A1/AA)
$ 2,525,000 5.000%
06/01/2031
$ 2,596,667
Westmoreland County IDA Health System Tax Exempt RB Series
2020A (Baa3/NR)
450,000 4.000
07/01/2024
450,000
575,000 4.000
07/01/2025
573,067
625,000 4.000
07/01/2026
621,059
159,454,685
Puerto Rico - 5.1%
Puerto Rico Commonwealth GO Bonds (NR/NR)
2,800,579 0.000
(b)(h)(i)
11/01/2043
1,715,354
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
73,661 0.000
(f)
07/01/2024
73,661
505,630 5.375
07/01/2025
509,860
501,051 5.625
07/01/2027
522,760
492,922 5.625
07/01/2029
528,666
478,771 5.750
07/01/2031
531,646
584,255 0.000
(f)
07/01/2033
389,850
454,000 4.000
07/01/2033
454,681
408,086 4.000
07/01/2035
400,603
350,245 4.000
07/01/2037
337,159
476,200 4.000
07/01/2041
443,822
495,242 4.000
07/01/2046
448,026
Puerto Rico Electric Power Authority Power RB Series VV
(NATL) (NR/NR)
190,000 5.250
07/01/2024
190,000
1,015,000 5.250
07/01/2025
1,010,582
150,000 5.250
07/01/2032
149,000
145,000 5.250
07/01/2035
142,918
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds PP (NATL) (NR/NR)
215,000 5.000
07/01/2024
215,000
700,000 5.000
07/01/2025
700,126
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds RR (NATL) (NR/NR)
220,000 5.000
07/01/2024
220,000
Puerto Rico Electric Power Authority Power Revenue Refunding
Bonds SS (NATL) (NR/NR)
525,000 5.000
07/01/2025
525,194
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AGM) (A1/AA)
(3M USD LIBOR + 0.52%)
55,400,000 4.245
(d)
07/01/2029
54,162,137
Puerto Rico Financial Corp Commonwealth Appropriation Bonds
2001E (AGC-ICC AGM-CR) (A1/AA)
2,030,000 6.000
08/01/2026
2,130,876
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
45,168,000 0.000
(f)
07/01/2027
40,261,590
4,613,000 0.000
(f)
07/01/2029
3,806,599
15,837,000 0.000
(f)
07/01/2031
12,021,518
19,838,000 0.000
(f)
07/01/2033
13,792,080
4,705,000 0.000
(f)
07/01/2046
1,513,054
3,833,000 0.000
(f)
07/01/2051
896,880

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
$ 2,050,000 4.329%
07/01/2040
$ 2,022,516
56,000 4.536
07/01/2053
53,328
747,000 4.784
07/01/2058
735,157
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
96,554,000 4.500
07/01/2034
96,694,235
1,345,000 4.750
07/01/2053
1,325,414
3,400,000 5.000
07/01/2058
3,386,764
State of Delaware GO Custodial Receipts Series 2017A (NR/NR)
1,030,000 0.000
(h)
03/15/2049
99,040
242,410,096
Rhode Island - 0.1%
Rhode Island Health and Educational Building Corp. Revenue
Refunding Bonds for Providence Public Schools Series 2015 A
(AGM ST APPROP) (Aa3/AA)
4,150,000 5.000
05/15/2025
4,200,899
State of Rhode Island GO Bonds Consolidated Capital
Development Loan Series 2022 A (Aa2/AA)
2,210,000 5.000
08/01/2026
2,291,028
6,491,927
South Carolina - 0.0%
Housing Authority of The City of Greenville Multifamily Housing
RB for Cherokee Landing Apartments Project Series 2023
(Aaa/NR)
900,000 5.000
(b)(c)
07/01/2027
915,301
a a
Tennessee - 0.4%
City of Memphis Sanitary Sewage System Revenue Refunding
Bonds Series 2018 (Aa2/AA+)
2,245,000 4.000
10/01/2035
2,255,972
County of Knox Health, Educational & Housing
Board Collateralized Multifamily Housing
Bonds for Westview Towers Project Series 2022
(HUD SECT 8) (NR/AA+) (PUTABLE)
3,500,000 3.950
(b)(c)
12/01/2027
3,501,353
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2022B (A1/NR)
1,050,000 5.000
07/01/2028
1,098,679
Tennessee State School Bond Authority Higher Education
Facilities Second Program Bonds 2015 Series B
(ST INTERCEPT) (Aa1/AA+)
10,000,000 5.000
(a)
11/01/2025
10,229,893
The Health and Educational Facilities Board of The Metropolitan
Government of Nashville and Davidson County, Multifamily
Housing RB Ben Allen Ridge Apartments Project Series
2022B (FNMA COLL) (Aaa/NR) (PUTABLE)
1,135,000 3.850
(b)(c)
02/01/2048
1,132,778
18,218,675
Texas - 11.6%
Alvin Independent School District Unlimited Tax Schoolhouse and
RB Series 2024 (PSF-GTD) (Aaa/NR)
725,000 5.000
02/15/2026
745,013
Arlington Higher Education Finance Corp. Great Hearts America -
Texas Education RB Series 2024A (Baa3/NR)
2,000,000 4.250
08/15/2034
1,990,894
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Baytown Municipal Development District Combination Limited
Sales Tax Revenue 3rd Lien Hotel RB Series 2021C (NR/AA-)
$ 1,375,000 5.000%
10/01/2037
$ 1,412,303
Bexar County Housing Finance Corp. RB Refunding for Westcliffe
Housing Foundation, Inc. Series 2004 (Aa1/NR)
160,000 3.750
(b)
02/01/2035
157,585
Board of Regents of The University of Texas System Revenue
Financing System Bonds Series 2024A (Aaa/AAA)
5,000,000 5.000
08/15/2026
5,181,893
10,000,000 5.000
08/15/2027
10,549,411
Boerne Independent School District A Political Subdivision of The
State of Texas Located In Kendall Bexar and Comal Counties
Texas Fixed and Variable Rate Unlimited Tax School Building
Bonds Series 2024 (PSF-GTD) (Aaa/NR)
1,750,000 4.000
(b)(c)
02/01/2054
1,792,142
City of Austin RB Refunding for Airport System Series 2019
(AMT) (A1/A+)
2,000,000 5.000
11/15/2024
2,006,695
1,150,000 5.000
11/15/2025
1,167,952
City of Austin Water & Wastewater System Revenue Refunding
Bonds Series 2022 (Aa2/AA)
1,000,000 5.000
11/15/2025
1,023,723
1,000,000 5.000
11/15/2026
1,041,985
1,500,000 5.000
11/15/2027
1,591,162
City of Boyd Special Assessment RB, Series 2024
(City of Boyd Public Improvement District No. 1 Improvement
Area #1 Project) (NR/NR)
415,000 4.250
(e)
09/15/2030
414,429
City of Bryan Rural Electric System RB, Series 2024
(AGM) (NR/AA)
265,000 5.000
07/01/2027
276,520
245,000 5.000
07/01/2028
258,866
City of Celina Special Assessment Bonds for The Lake at Mustang
Ranch Public Improvement District Phase#1 Project Series
2020 (BAM) (NR/AA)
305,000 4.000
09/01/2025
306,087
320,000 4.000
09/01/2026
321,991
335,000 4.000
09/01/2027
337,810
350,000 4.000
09/01/2028
352,366
City of Dallas fort Worth International Airport Joint Revenue
Refunding and Improvement Bonds Series 2023B (A1/A+)
2,000,000 5.000
11/01/2025
2,045,189
1,600,000 5.000
11/01/2026
1,662,711
City of Dallas Fort Worth International Airport Joint Revenue
Refunding Bonds Series 2020A (NON-AMT) (A1/A+)
1,625,000 5.000
11/01/2024
1,632,684
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Highpoint at Wynnewood Series 2022 (Aaa/NR)
2,900,000 3.500
(b)(c)
02/01/2044
2,860,587
City of Dallas Housing Finance Corp. Multifamily Housing RB for
Positano Series 2023 (FHA 221(D4)) (Aaa/NR)
845,000 5.000
(b)(c)
09/01/2026
854,992
City of Dallas Housing Finance Corp. Multifamily Housing
RB for Rosemont At Ash Creek Apartments Series 2023
(FHA 221(D4)) FHA (Aaa/NR)
1,130,000 5.000
(b)(c)
07/01/2026
1,145,068
City of Dallas Housing Finance Corp. Multifamily Housing
Revenue Notes for Estates at Ferguson Series 2023 (Aaa/NR)
1,045,000 5.000
(b)(c)
07/01/2042
1,069,977

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dallas Waterworks and Sewer System Revenue Refunding
Bonds Series 2015A (Aa2/AAA)
$ 2,510,000 5.000%
10/01/2026
$ 2,556,827
City of Denton Independent School District Variable
Rate UT Building Bonds Series 2014-B
(CASH) (PSF-GTD) (NR/NR) (PUTABLE)
1,220,000 2.000
(a)(b)(c)
08/01/2024
1,218,260
City of El Paso Water & Sewer RB Refunding Series 2015
(NR/AA)
3,030,000 5.000
03/01/2025
3,033,073
City of Fate Special Assessment Refunding for Williamsburg
Public Improvement District No. 1 Project Series 2019
(BAM) (NR/AA)
140,000 4.000
08/15/2024
139,893
150,000 4.000
08/15/2025
150,199
155,000 4.000
08/15/2026
155,526
160,000 4.000
08/15/2027
160,895
City of Fort Worth Texas A Municipal Corp. of The State of Texas
Located In Tarrant Denton Parker Johnson and Wise Counties
Special Assessment RB Series 2024 Project (BAM) (NR/AA)
300,000 5.000
(g)
09/01/2025
303,618
576,000 5.000
(g)
09/01/2026
589,659
606,000 5.000
(g)
09/01/2027
627,997
640,000 5.000
(g)
09/01/2028
670,917
City of Houston Combined Utility System First Lien Revenue
Refunding Bonds Series 2014C (Aa2/AA)
6,550,000 5.000
05/15/2027
6,558,115
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2024A (Aa2/NR)
1,800,000 5.000
11/15/2025
1,840,753
4,560,000 5.000
11/15/2026
4,748,267
4,560,000 5.000
11/15/2027
4,826,629
1,000,000 5.000
11/15/2029
1,092,295
City of Kyle Special Assessment RB for 6 Creeks Public
Improvement District Project Series 2023 (NR/NR)
237,000 4.125
(e)
09/01/2028
235,244
City of Lavon Heritage Public Improvement District No. 1 Special
Assessment Refunding Series 2021 (BAM) (NR/AA)
310,000 3.000
09/15/2024
309,180
320,000 3.000
09/15/2025
317,028
City of Lubbock Texas General Obligation Bonds Series 2024
(NR/AA+)
1,385,000 5.000
02/15/2025
1,398,238
City of McLendon-Chisholm Special Assessment Refunding
Bonds Sonoma Public Improvement District Series 2020
(BAM) (NR/AA)
285,000 4.000
09/15/2025
286,025
295,000 4.000
09/15/2026
296,579
305,000 4.000
09/15/2027
307,143
City of Mesquite, Dallas and Kaufman Counties Special
Assessment RB, Series 2023 Heartland Town Center Public
Improvement District Phase 2 Specific Improvements Project
(NR/NR)
235,000 4.000
(e)
09/01/2030
232,732
City of Princeton Special Assessment RB for Brookside Public
Improvement District Series 2021 (NR/NR)
86,000 2.500
(e)
09/01/2026
81,644
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Princeton, Collin County Special Assessment RB, Series
2020 Arcadia Farms Public Improvement District Phases 3 and
4 Project (NR/NR)
$ 77,000 2.875%
(e)
09/01/2025
$ 75,080
City of Princeton, Collin County Special Assessment RB, Series
2020 Winchester Public Improvement District Phase 1 and 2
Project (NR/NR)
95,000 2.750
(e)
09/01/2025
92,478
City of Round Rock Utility System Revenue Refunding Bonds
Series 2017 (NR/AAA)
1,000,000 5.000
08/01/2024
1,001,072
City of Royse City Special Assessment for Waterscape Public
Improvement District Improvement Series 2019 (NR/NR)
90,000 3.750
(e)
09/15/2024
89,756
City of Sachse Special Assessment RB for Sachse Public
Improvement District Project Series 2022 (NR/NR)
150,000 5.000
(e)
09/15/2028
151,230
City of San Antonio Electric & Gas Systems Variable Rate Junior
Lien Revenue Refunding Bonds Series 2020 (Aa3/A+)
10,750,000 1.750
(b)(c)
02/01/2049
10,369,429
City of San Antonio Electric and Gas Systems Fixed and Variable
Rate Junior Lien Revenue Refunding Bonds Series 2022
(Aa3/A+)
12,000,000 2.000
(b)(c)
02/01/2049
11,103,348
City of San Antonio General Improvement Bonds Series 2023
(Aaa/AAA)
5,000,000 5.000
02/01/2026
5,141,603
City of San Antonio Water System Variable Rate Junior Lien RB
Series 2013F (Aa2/AA+)
20,000,000 1.000
(b)(c)
05/01/2043
18,219,758
Clifton Higher Education Finance Corp. Education Revenue
and Refunding Bonds Idea Public Schools Series 2024
(PSF-GTD) (NR/AAA)
600,000 5.000
08/15/2026
619,760
1,000,000 5.000
08/15/2027
1,049,591
Clifton Higher Education Finance Corporation
(International Leadership of Texas, Inc.) Education Revenue
And Refunding Bonds Series 2024A (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2026
1,032,933
Comal Independent School District GO Refunding Bonds Series
2017 (PSF-GTD) (Aaa/NR)
1,970,000 5.000
02/01/2025
1,987,525
1,600,000 5.000
02/01/2026
1,642,815
Conroe Independent School District UT Refunding Bonds Series
2023A (PSF-GTD) (Aaa/AAA)
2,000,000 5.000
02/15/2026
2,059,368
2,035,000 5.000
02/15/2027
2,128,367
Crowley Independent School District UT Refunding Bonds Series
2016B (PSF-GTD) (Aaa/NR)
2,550,000 5.000
(a)
08/01/2025
2,593,239
Cypress Fairbanks Independent School District UT Refunding
Bonds Series 2015 (PSF-GTD) (Aaa/AAA)
8,645,000 4.000
02/15/2034
8,602,793
Dallas County Flood Control District No. 1 Unlimited Tax GO
Refunding Bonds Series 2015 (NR/NR)
3,250,000 5.000
(e)
04/01/2032
3,234,643
Denton County Permanent Improvement Refunding Bonds Series
2016 (Aaa/AAA)
2,000,000 4.000
07/15/2033
1,984,931

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Denton Independent School District Variable Rate UT Bonds Series
2014-B (PSF-GTD) (NR/NR) (PUTABLE)
$ 705,000 2.000%
(a)(b)(c)
08/01/2024
$ 703,995
Ector County Hospital District GO Refunding Bonds Series 2020
(Baa2/BBB-)
450,000 5.000
09/15/2024
450,130
130,000 5.000
09/15/2025
130,551
620,000 5.000
09/15/2026
625,742
El Paso Independent School District Variable Rate Maintenance
Tax Notes Series 2020 (Aa2/NR)
1,750,000 5.000
(b)(c)
02/01/2040
1,782,769
Fort Bend Independent School District GO Bonds Series 2020 B
(PSF-GTD) (NR/AAA)
6,000,000 0.875
(b)(c)
08/01/2050
5,810,620
Goose Creek Consolidated Independent School District GO Bonds
RMKT 08/16/21 Series 2014 B (PSF-GTD) (Aaa/AAA)
4,000,000 0.600
(b)(c)
02/15/2035
3,758,244
Gulf Coast Industrial Development Authority Texas RB
Exxonmobil Project Series 2012 (Aa2/AA-/A-1+)
4,945,000 4.700
(b)(c)
11/01/2041
4,945,000
Hale Center Education Facilities Corp. Revenue Improvement and
Revenue Refunding Bonds Series 2022 (NR/BBB+)
475,000 5.000
03/01/2025
476,515
675,000 5.000
03/01/2026
682,076
990,000 5.000
03/01/2027
1,005,995
Harlandale Independent School District UT Refunding Bonds
Series 2015A (PSF-GTD) (NR/AAA)
4,130,000 4.000
(a)
08/15/2025
4,157,391
Harris County Cultural Education Facilities Finance Corp. Hospital
Revenue Refunding Bonds for Memorial Hermann Health
System Series 2020C (Aa3/AA-)
6,000,000 5.000
(b)(c)
06/01/2032
6,029,767
Harris County Cultural Education Facilities Finance Corp. RB for
Memorial Hermann Health System Obligated Group Series
2019 B-2 (Aa3/AA-)
8,470,000 5.000
(b)(c)
07/01/2049
8,512,021
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Obligated Group Series
2019 B (A1/AA-)
8,940,000 0.900
(b)(c)
05/15/2050
8,665,077
Harris County Cultural Education Facilities Finance Corp. RB
Refunding for Texas Medical Center Series 2019 A (A1/AA-)
1,575,000 5.000
05/15/2030
1,677,531
Harris County Toll Road Senior Lien Revenue Refunding Bonds,
Series 2016A (Aa1/NR)
3,010,000 5.000
08/15/2026
3,119,554
Hidalgo County Drainage District No. 1 UT Improvement Bonds
Series 2023 (Aa2/AA-)
3,000,000 5.000
09/01/2025
3,050,464
Houston Housing Finance Corp. Multifamily Housing RB Cordova
Apartments Series 2024 (Aaa/NR)
2,650,000 3.650
(b)(c)(g)
02/01/2048
2,647,021
Houston Water & Sewer System Junior Lien Revenue Refunding
Bonds Series 1998A (AGM) (Aa1/AA+)
5,755,000 0.000
(f)
12/01/2026
5,284,342
Jacksboro Independent School District Adjustable Rate UT School
Building Bonds Series 2023 (PSF-GTD) (NR/AAA)
2,470,000 4.000
(b)(c)
02/15/2048
2,522,822
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Jim Hogg County Independent School District UT Refunding
Bonds Series 2023 (PSF-GTD) (NR/AAA)
$ 510,000 5.000%
08/15/2026
$ 528,068
Klein Independent School District UT Refunding Bonds Series
2016A (PSF-GTD) (Aaa/AAA)
2,805,000 4.000
08/01/2034
2,807,137
Laredo Independent School District A Political Subdivision of
The State of Texas Located In Webb County UnLT Refunding
Bonds Series 2024 (PSF-GTD) (NR/AAA)
1,250,000 5.000
08/01/2027
1,316,085
Laredo Independent School District UT Refunding Bonds Series
2023 (AGM) (NR/AA)
350,000 5.000
08/01/2025
356,730
360,000 5.000
08/01/2026
371,223
735,000 5.000
08/01/2027
768,476
Leander Independent School District UT School Building Bonds
Series 2022 (PSF-GTD) (NR/AAA)
1,000,000 5.000
08/15/2027
1,055,370
Love Field Airport Modernization Corp. General Airport Revenue
Refunding Bonds Series 2021 (NR/A)
3,615,000 5.000
11/01/2026
3,698,595
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2019 (NR/A)
4,400,000 5.000
05/15/2027
4,604,091
Lower Colorado River Authority LCRA Transmission Services
Corp. Project RB Refunding Series 2024 (AGM) (NR/AA)
1,750,000 5.000
05/15/2026
1,807,417
Lower Colorado River Authority Transmission Contract Refunding
RB for LCRA Transmission Services Corp. Project Series
2022A (NR/A)
250,000 5.000
05/15/2025
253,454
1,000,000 5.000
05/15/2026
1,031,521
680,000 5.000
05/15/2027
711,541
Mansfield Independent School District Unlimited Tax School
Building Bonds Series 2015 (PSF-GTD) (Aaa/NR)
3,145,000 5.000
(a)
02/15/2025
3,174,757
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa2/BBB+)
1,875,000 4.250
05/01/2030
1,859,020
North East Independent School District Variable Rate UT
Refunding Bonds, Series 2023 (PSF-GTD) (Aaa/NR)
15,090,000 3.600
(b)(c)
08/01/2052
15,078,335
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2015B (Aa3/AA-)
3,065,000 5.000
01/01/2029
3,082,151
North Texas Tollway Authority System Revenue Refunding Bonds
First Tier Bonds Series 2023A (Aa3/AA-)
6,500,000 5.000
01/01/2026
6,664,579
Northside Independent School District Texas Bexar County Hill
Variable Rate Unlimited Tax School Building and Refunding
Bonds Series 2024B (PSF-GTD) (Aaa/NR)
5,470,000 3.450
(b)(c)
08/01/2054
5,468,008
Northside Independent School District Variable Rate UT School
Building Bonds Series 2020 (PSF-GTD) (Aaa/NR)
32,150,000 0.700
(b)(c)
06/01/2050
31,308,123

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Northside Independent School District, Bexar County,
Variable Rate UT School Building Bonds, Series 2023B
(PSF-GTD) (Aaa/NR)
$ 4,000,000 3.000%
(b)(c)
08/01/2053
$ 3,939,772
Pasadena Independent School District UT School Building Bonds
Series 2023 (PSF-GTD) (Aaa/AAA)
200,000 5.000
02/15/2026
205,681
225,000 5.000
02/15/2027
235,150
Plainview Independent School District Adjustable Rate UT School
Building Bonds Series 2020B (PSF-GTD) (Aaa/NR)
1,515,000 4.000
(b)(c)
02/15/2050
1,516,976
Port Arthur Independent School District Unlimited Tax School
Building Bonds Series 2015A (PSF-GTD) (Aaa/NR)
5,995,000 5.000
(a)
02/15/2025
6,049,875
Port of Houston Authority of Harris County First Lien RB Series
2023 (NON-AMT) (Aa3/AA+)
950,000 5.000
10/01/2025
970,329
700,000 5.000
10/01/2026
726,971
Princeton Independent School District UT School Building Bonds
Series 2015 (PSF-GTD) (Aaa/NR)
8,200,000 5.000
(a)
02/15/2025
8,275,059
Prosper Independent School District Adjustable Rate UT School
Building Bonds Series 2019B (PSF-GTD) (Aaa/NR)
1,875,000 4.000
(b)(c)
02/15/2050
1,881,237
Prosper Independent School District Unlimited Tax School
Building Bonds Series 2021A (PSF-GTD) (Aaa/NR)
950,000 5.000
02/15/2026
976,679
Smha Finance Public Facility Corporation Texas Multifamily
Housing Revenue Bonds Centerpoint Depot Series 2024
(NR/NR) (PUTABLE)
2,630,000 3.700
(b)(c)(g)
07/01/2028
2,629,533
Spring Branch Independent School District UT Schoolhouse Bonds
Series 2022 (PSF-GTD) (Aaa/AAA)
1,230,000 5.000
02/01/2026
1,263,490
1,000,000 5.000
02/01/2027
1,044,375
State of Texas College Student Loan GO Bonds Series 2016
(Aaa/AAA)
4,275,000 5.500
08/01/2027
4,416,984
Strategic Housing Finance Corporation of Travis County
Multifamily Housing RB Series 2024 (Aaa/NR)
2,555,000 3.350
(b)(c)
03/01/2046
2,494,510
Tarrant County Cultural Education Facilities Finance Corp.
Hospital RB for Baylor Scott & White Health Project Series
2022E (Aa3/AA-)
4,045,000 5.000
(b)(c)
11/15/2052
4,144,529
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A1/NR)
525,000 5.000
07/01/2026
539,762
800,000 5.000
07/01/2027
833,667
1,000,000 5.000
07/01/2028
1,057,421
Texas Department of Housing and Community Affairs Multifamily
Housing Revenue Notes for Aspen Park Series 2023 (Aaa/NR)
3,335,000 5.000
(b)(c)
03/01/2041
3,354,395
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien
Series 2006 B (A1/A-)
(3M USD LIBOR + 0.70%)
5,360,000 4.453
(d)
12/15/2026
5,366,077
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Texas Municipal Gas Acquisition & Supply Corp. II RB Series
2007 B (A1/A-)
(SIFMA Municipal Swap Index Yield + 0.55%)
$ 6,370,000 4.430%
(d)
09/15/2027
$ 6,332,844
Texas Municipal Gas Acquisition & Supply Corp. III Gas Supply
Revenue Refunding Bonds Series 2021 (A1/BBB+)
450,000 5.000
12/15/2024
452,294
335,000 5.000
12/15/2025
338,782
Texas Municipal Gas Acquisition and Supply Corp. II RB for
LIBOR Index Rate Series 2012 C (A1/A-)
(3M USD LIBOR + 0.86%)
92,610,000 4.391
(d)
09/15/2027
92,565,084
Texas Public Finance Authority RB Refunding for Southern
University Series 2021 (NR/NR)
490,000 5.000
05/01/2025
492,145
Texas Public Finance Authority Revenue Financing System Bonds
for Southern University Series 2023 (BAM) (NR/AA)
480,000 5.000
05/01/2025
484,457
500,000 5.000
05/01/2026
510,468
620,000 5.000
05/01/2027
640,497
640,000 5.000
05/01/2028
667,356
Texas State Affordable Housing Corp. Multifamily Housing
RB for Eden Court Apartments Project Series 2023
(HUD SECT 8) (Aaa/NR)
1,360,000 5.000
(b)(c)
04/01/2043
1,381,814
Texas State Affordable Housing Corp. Multifamily Housing RB for
Norman Commons Project Series 2023 (Aaa/NR)
2,200,000 3.625
(b)(c)
01/01/2045
2,169,624
Texas State Technical College System Revenue Financing System
Improvement Bonds Series 2022A (AGM) (A1/AA)
1,100,000 5.000
08/01/2024
1,101,009
1,450,000 5.000
08/01/2025
1,473,038
1,750,000 5.000
08/01/2026
1,804,210
1,300,000 5.000
08/01/2027
1,361,943
Texas Transportation Commission Central Texas Turnpike System
RB 2nd Tier Revenue Refunding Bonds Series 2015-C (A3/A-)
2,850,000 5.000
08/15/2042
2,851,073
Texas Transportation Commission State Highway Fund First Tier
RB Series 2016-B (Aaa/AAA)
46,000,000 0.560
04/01/2026
42,789,761
Texas Water Development Board State Revolving Fund RB New
Series 2020 (NR/AAA)
2,700,000 5.000
08/01/2026
2,797,457
Texas Water Development Board State Water Implementation
Revenue Fund for Texas RB Series 2022 (NR/AAA)
1,300,000 5.000
04/15/2025
1,317,614
1,625,000 5.000
10/15/2025
1,662,970
1,265,000 5.000
04/15/2026
1,306,565
1,850,000 5.000
10/15/2026
1,923,870
1,200,000 5.000
04/15/2027
1,258,766
1,450,000 5.000
10/15/2027
1,534,486
Town of Little Elm Special Assessment RB for Valencia Public
Improvement Project Series 2021 (NR/NR) (NR/NR)
162,000 2.375
(e)
09/01/2026
150,915
Travis County Development Authority Contract Assessment RB for
Turner's Crossing Public Improvement District Improvement
Area Project Series 2022 (NR/NR)
301,000 4.375
(e)
09/01/2027
298,279

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
University of Houston Board of Regents System Consolidated
Revenue Refunding Bonds Series 2017C (Aa2/AA)
$ 10,000,000 4.000%
02/15/2033
$ 10,058,137
University of Texas System Revenue Financing System RB
Refunding Series 2017 C (Aaa/AAA)
2,815,000 5.000
08/15/2026
2,917,406
Westpointe Special Improvement District Limited Ad Valorem Tax
Bonds Series 2023A (BAM) (Baa3/AA)
225,000 5.500
08/15/2024
225,332
185,000 5.500
08/15/2025
188,221
195,000 5.500
08/15/2026
200,879
210,000 5.500
08/15/2027
218,410
220,000 5.500
08/15/2028
231,684
230,000 5.500
08/15/2029
245,303
245,000 5.500
08/15/2030
264,447
255,000 5.500
08/15/2031
277,916
270,000 5.000
08/15/2032
285,070
285,000 5.000
08/15/2033
300,379
300,000 5.000
08/15/2034
316,020
Westside 211 Special Improvement District Limited Ad Valorem
Tax and Subordinate Lien Sales and Use Tax Road Bonds,
Series 2021 (Baa3/NR)
285,000 2.000
08/15/2028
255,126
Westside 211 Special Improvement District Limited Ad Valorem
Tax Subordinate Lien Sales Use Tax Road Bonds Series 2022
(Baa3/NR)
85,000 5.000
08/15/2024
85,042
85,000 5.000
08/15/2025
85,745
90,000 5.000
08/15/2026
90,999
90,000 5.000
08/15/2027
91,555
95,000 5.000
08/15/2028
96,808
100,000 5.000
08/15/2029
102,308
110,000 5.000
08/15/2030
112,820
115,000 5.000
08/15/2031
118,003
120,000 5.000
08/15/2032
122,928
Westside 211 Special Improvement Project District LT &
Subordinate Lien Sales & Use Tax Road Bonds Series 2021
(Baa3/NR)
260,000 2.000
08/15/2024
258,775
270,000 2.000
08/15/2026
253,975
Williamson County Texas Unlimited Tax Road Bonds Limited Tax
Notes Series 2024 (NR/AAA)
13,740,000 5.000
02/15/2027
14,393,540
Wise County Texas Tax Notes Series 2024 (NR/AA+)
550,000 5.000
02/15/2026
562,903
575,000 5.000
02/15/2027
597,507
550,000 5.000
02/15/2028
581,135
554,626,964
Utah - 0.3%
Salt Lake City International Airport RB Series 2018A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2029
1,043,060
Salt Lake City International Airport RB Series 2021A (A2/A+)
2,500,000 5.000
07/01/2027
2,585,684
7,420,000 5.000
07/01/2028
7,744,377
Utah Housing Corp. Multifamily Housing RB Series 2024
(Aaa/NR)
1,435,000 3.700
(b)(c)(g)
08/01/2043
1,432,782
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Utah – (continued)
Utah Telecommunication Open Infrastructure Agency Sales Tax &
Telecommunication Revenue Refunding Bonds Series 2022
(NR/AA-)
$ 250,000 5.000%
06/01/2025
$ 253,031
250,000 5.000
06/01/2026
256,532
300,000 5.000
06/01/2027
312,009
13,627,475
Virginia - 1.9%
Chesapeake Redevelopment and Housing Authority Multifamily
Housing RB Hunters Point Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
3,450,000 5.000
(b)(c)
05/01/2043
3,498,112
City of Bristol GO Bond Anticipation Notes Series 2023
(ST AID WITHHLDG) (A2/A+)
3,750,000 5.000
09/01/2027
3,806,781
Commonwealth of Virginia Commonwealth Transportation Board
Capital Projects RB Series 2016 (Aa1/AA+)
9,355,000 4.000
05/15/2032
9,430,508
Economic Development Authority of Isle of Wight County
Health System RB for Riverside Health System Series 2023
(AGM) (NR/AA)
500,000 5.000
07/01/2026
514,059
500,000 5.000
07/01/2027
520,753
500,000 5.000
07/01/2028
527,945
Economic Development Authority of The County of Spotsylvania
Public Facilities Refunding RB Series 2021 (NR/AA+)
2,960,000 5.000
06/01/2026
3,059,447
Economic Development Authority of The County of Spotsylvania
Virginia Public Facilities Revenue Refunding Bonds Series
2021 (NR/AA+)
2,000,000 5.000
06/01/2027
2,105,583
Fairfax County Public Improvement Bonds Series 2022A
(ST AID WITHHLDG) (Aaa/AAA)
2,500,000 4.000
10/01/2025
2,523,989
Fairfax County Redevelopment & Housing Authority Multifamily
Housing RB for Dominion Square North Project Series 2023
(Aaa/NR)
5,400,000 5.000
(b)(c)
01/01/2045
5,557,957
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (WR/NR)
14,325,000 5.000
07/01/2026
14,800,614
Industrial Development Authority of Arlington County Hospital RB
for VHC Health Series 2023A (NR/A+)
4,225,000 5.000
(b)(c)
07/01/2053
4,526,658
Louisa Industrial Development Authority RB Virginia Electric and
Power Co. Series 2008 B (A2/BBB+) (PUTABLE)
2,500,000 0.750
(b)(c)
11/01/2035
2,361,834
Norfolk Redevelopment and Housing Authority Multifamily
Housing RB Braywood Manor Apartments, Series 2023
(HUD SECT 8) (Aaa/NR)
125,000 5.000
(b)(c)
05/01/2043
126,765
Virginia College Building Authority Educational Facilities RB
Refunding Series 2016A (ST INTERCEPT) (Aa1/AA+)
10,545,000 3.000
09/01/2026
10,427,500
Virginia Housing Development Authority Rental Housing Bonds
2018 Series E-NON-AMT (Aa1/AA+)
10,506,203 0.670
03/01/2025
10,256,595

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virginia – (continued)
Virginia Housing Development Authority Rental Housing Bonds
2024 Series C (NON-AMT) (Aa1/AA+)
$ 2,730,000 3.950%
06/01/2029
$ 2,738,492
Virginia Port Authority Port Facilities RB Refunding Series 2015 A
(AMT) (WR/NR)
2,000,000 5.000
(a)
07/01/2025
2,026,356
Virginia Small Business Financing Authority RB Refunding
National Senior Campuses, Inc. Obligated Group Series 2020
A (NR/NR)
895,000 5.000
01/01/2025
899,177
Wise County IDA Solid Waste & Sewage Disposal RB Series
2009A (A2/BBB+) (PUTABLE)
12,500,000 0.750
(b)(c)
10/01/2040
11,809,168
91,518,293
Washington - 3.4%
City of Seattle Limited Tax GO Improvement & Refunding Bonds
Series 2015 A (Aaa/AAA)
5,000,000 5.000
06/01/2026
5,067,579
City of Seattle Municipal Light & Power Refunding RB 2021
Series B (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.25%)
10,000,000 4.130
(c)(d)
05/01/2045
9,772,699
Clark County Evergreen School District UT GO Bonds Series 2022
(SCH BD GTY) (Aaa/NR)
1,615,000 5.000
12/01/2024
1,624,886
Energy Northwest Project 1 Electric Revenue Refunding Bonds
Series 2024-B (Aa1/AA-)
4,455,000 5.000
07/01/2026
4,610,094
4,230,000 5.000
07/01/2027
4,454,856
Issaquah School District UT GO Refunding Bonds Series 2022
(SCH BD GTY) (Aaa/AA+)
765,000 4.000
12/01/2024
766,709
960,000 5.000
12/01/2025
982,877
1,975,000 5.000
12/01/2026
2,062,524
1,500,000 4.000
12/01/2027
1,542,747
King County Housing Authority RB Refunding Series 2020
(NR/AA)
280,000 3.000
06/01/2025
275,223
King County Junior Lien Sewer Revenue Refunding Bonds 2021
Series A (Aa2/AA)
(SIFMA Municipal Swap Index Yield + 0.23%)
11,250,000 4.110
(c)(d)
01/01/2040
11,133,961
King County Renton School District UT GO Bonds Series 2023
(SCH BD GTY) (Aaa/NR)
1,000,000 5.000
12/01/2025
1,023,831
King County Sewer Improvement Refunding RB 2016 Series B
(Aa1/AA+)
12,500,000 4.000
07/01/2033
12,566,522
Northshore School District No. 417 King and Snohomish Counties
Washington UnLT General Obligation and Refunding Bonds
2024 (SCH BD GTY) (Aaa/NR)
3,500,000 5.000
12/01/2026
3,655,106
Port of Seattle Intermediate Lien Private Activity Revenue and
Refunding Bonds 2022B (AMT) (A1/AA-)
7,770,000 5.000
08/01/2027
8,054,473
Port of Seattle Intermediate Lien RB 2017C (AMT) (A1/AA-)
4,000,000 5.000
05/01/2029
4,117,329
Port of Seattle Intermediate Lien RB 2017D (AMT) (A1/AA-)
4,300,000 5.000
05/01/2027
4,443,147
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Public Utility District No.2 of Grant County Electric System
Revenue Refunding Bonds Series 2023-U (NR/AA+)
$ 10,000,000 4.000%
01/01/2026
$ 10,093,339
State of Washington GO Bonds Various Purpose Series 2017D
(Aaa/AA+)
7,835,000 5.000
02/01/2025
7,911,047
State of Washington Motor Vehicle Fuel Tax GO Bonds Series
2005C (AMBAC) (Aaa/AA+)
1,450,000 0.000
(f)
06/01/2026
1,356,816
State of Washington Motor Vehicle Fuel Tax GO Refunding Bonds
Series R-2015B (Aaa/AA+)
2,710,000 5.000
07/01/2025
2,712,069
State of Washington Various Purpose GO Bonds Series 2022A
(Aaa/AA+)
5,885,000 5.000
08/01/2027
6,216,220
State of Washington Various Purpose GO Bonds Series R-2023A
(Aaa/AA+)
12,425,000 5.000
08/01/2026
12,893,005
State of Washington Various Purpose GO Refunding Bonds Series
R-2022C (Aaa/AA+)
3,300,000 4.000
07/01/2026
3,349,513
University Of Washington General Revenue Refunding Term Rate
Bonds Series 2022C (Aaa/AA+)
7,500,000 4.000
(b)(c)
05/01/2048
7,582,067
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-1 (A3/A-)
1,300,000 5.000
08/01/2025
1,320,378
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019A-2 (A3/A-)
3,260,000 5.000
08/01/2025
3,311,101
Washington Health Care Facilities Authority RB for Commonspirit
Health Series 2019B-2 (A3/A-)
4,020,000 5.000
(b)(c)
08/01/2049
4,058,785
Washington Healthcare Facilities Authority RB Series 2019B-1
(A3/A-)
15,650,000 5.000
(b)(c)
08/01/2049
15,656,745
Washington State Housing Finance Commission Multifamily
Housing RB for Ardea at Totem Lake Apartments Project
Series 2023 (Aaa/NR)
3,800,000 5.000
(b)(c)
12/01/2043
3,866,989
Washington State Housing Finance Commission Nonprofit
Housing Revenue and Refunding Tax Exempt Fixed Rate
Bonds for Emerald Heights Project Series 2023A (NR/NR)
350,000 5.000
07/01/2024
350,000
350,000 5.000
07/01/2025
353,295
285,000 5.000
07/01/2026
290,591
350,000 5.000
07/01/2027
361,001
555,000 5.000
07/01/2028
578,244
Washington State Housing Finance Commission Nonprofit
Housing Tax Exempt Mandatory Paydown Securities RB for
Emerald Heights Project Series 2023B-1 (NR/NR)
855,000 4.750
07/01/2027
855,000
Washington State Housing Finance Commission Nonprofit
Housing Tax Exempt Mandatory Paydown Securities RB for
Emerald Heights Project Series 2023B-2 (NR/NR)
1,090,000 4.000
07/01/2026
1,090,000

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Washington State Housing Finance Commission Nonprofit
Refunding RB for Seattle Academy of Arts & Sciences Project
Series 2023 (NR/BBB)
$ 365,000 5.000%
(e)
07/01/2028
$ 373,639
740,000 5.125
(e)
07/01/2033
794,181
161,528,588
West Virginia - 0.5%
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2010A
(Baa1/BBB+) (PUTABLE)
4,645,000 0.625
(b)(c)
12/01/2038
4,347,063
West Virginia Economic Development Authority
Solid Waste Disposal Facilities RB Series 2011A
(Baa1/BBB+) (PUTABLE)
5,650,000 1.000
(b)(c)
01/01/2041
5,382,096
West Virginia Economic Development Authority Solid
Waste Disposal Facilities Revenue Refunding Bonds
for Wheeling Power Company Project Series 2013A
(NR/BBB+) (PUTABLE)
10,850,000 3.000
(b)(c)
06/01/2037
10,569,092
West Virginia Economic Development Authority Solid Waste
Disposal Facilities Revenue Refunding Bonds Kentucky
Power Company - Mitchell Project, Series 2014A
(Baa3/BBB) (PUTABLE)
2,675,000 4.700
(b)(c)
04/01/2036
2,704,329
23,002,580
Wisconsin - 1.5%
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N3 (AGM) (NR/AA)
2,110,000 5.000
04/01/2026
2,165,242
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2022 N7 (BAM) (NR/AA)
765,000 5.000
04/01/2026
785,028
City of Milwaukee Wisconsin General Obligation Promissory
Notes Series 2023 N3 (AGM) (NR/AA)
1,345,000 5.000
04/01/2026
1,380,214
1,350,000 5.000
04/01/2027
1,405,559
County of Dane GO Bonds Series 2020 A (NR/AAA)
3,290,000 2.000
04/01/2026
3,147,233
Oak Creek-Franklin Joint School District GO School Building
Bonds Series 2015A (Aa2/AA)
5,745,000 3.750
(a)
04/01/2025
5,758,520
Public Finance Authority Pollution Control Revenue Refunding
Bonds for Duke Energy Progress Project Series 2022A
(NON-AMT) (Aa3/A) (PUTABLE)
5,145,000 3.300
(b)(c)
10/01/2046
5,073,457
Public Finance Authority RB Refunding for Fellowship Senior
Living Obligated Group Series 2019 A (NR/NR)
1,925,000 4.000
01/01/2026
1,902,146
2,000,000 4.000
01/01/2027
1,963,648
1,720,000 4.000
01/01/2028
1,679,933
1,790,000 4.000
01/01/2029
1,741,121
Public Finance Authority Student Housing RB Series 2020A
(AGM) (A1/AA)
160,000 4.000
07/01/2024
160,000
Waushara County Note Anticipation Notes Series 2022A (NR/A+)
5,260,000 4.500
06/01/2027
5,310,000
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health & Educational Facilities Authority RB for
Advocate Aurora Health Credit Group Series 2018C-3
(Aa3/AA)
$ 625,000 5.000%
(b)(c)
08/15/2054
$ 638,927
Wisconsin Health & Educational Facilities Authority RB for
Marshfield Clinic Health System, Inc. Series 2020B-1
(NR/BBB)
10,690,000 5.000
(b)(c)
02/15/2052
10,689,318
Wisconsin Health & Educational Facilities Authority RB Series
2018C-4 (Aa3/AA)
3,400,000 5.000
(b)(c)
08/15/2054
3,645,250
Wisconsin Health & Educational Facilities Authority RB Series
2020 for Hmong American Peace Academy (NR/BBB)
125,000 4.000
03/15/2025
124,849
Wisconsin Health and Educational Facilities Authority RB for
Forensic Science and Protective Medicine Collaboration, Inc.
Project Series 2024 (Baa2/NR)
4,250,000 5.000
(e)
08/01/2027
4,327,872
Wisconsin Health and Educational Facilities Authority RB Series
2018C (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.18%)
3,315,000 4.060
(c)(d)
08/15/2054
3,276,456
Wisconsin Health and Educational Facilities Authority RB Series
2024A (NR/BBB)
10,000,000 5.000
(g)
02/15/2029
10,498,688
Wisconsin Housing & Economic Development
Authority Home Ownership RB 2021 Series D
(GNMA/FHLMC/FNMA COLL) (Aa2/AA+)
(SIFMA Municipal Swap Index Yield + 0.15%)
6,755,000 4.030
(c)(d)
03/01/2042
6,737,618
72,411,079
TOTAL MUNICIPAL BONDS
(Cost $4,763,104,071)
4,745,453,708
TOTAL INVESTMENTS - 99.0%
(Cost $4,763,104,071)
$ 4,745,453,708
OTHER ASSETS IN EXCESS
OF LIABILITIES - 1.0%
46,826,524
NET ASSETS - 100.0%
$ 4,792,280,232
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Security is currently in default and/or non-income producing.
(a) Pre-refunded security. Maturity date disclosed is pre-refunding date.
(b) Variable Rate Demand Instruments – rate shown is that which is in effect on June 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current
market conditions.
(c) Security with “Put” features and resetting interest rates.
Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2024.
(d) Variable or floating rate security. Except for floating rate notes
(for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2024.
(e) Exempt from registration under Rule 144A of the Securities
Act of 1933.

GOLDMAN SACHS SHORT DURATION TAX - FREE FUND
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
(f) Issued with a zero coupon. Income is recognized through the accretion of discount.
(g) When-issued security.
(h) Zero coupon bond until next reset date.
(i) Contingent value instrument that only pays out if a portion of the territory’s Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC-ICC - American General Contractors-Interstate Commerce
Commission
AGM - Insured by Assured Guaranty Municipal Corp.
AGM-CR - Insured by Assured Guaranty Municipal Corp. Insured
Custodial receipts
AMBAC - Insured by American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
CFD - Community Facilities District
COPS - Certificates of Participation
FGIC - Insured by Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
LIBOR - London Interbank Offered Rates
LP - Limited Partnership
LT - Limited Tax
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
NR - Not Rated
PCRB - Pollution Control Revenue Bond
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
REMIC - Real Estate Mortgage Investment Conduit
RMKT - Remarketed
RR - Revenue Refunding
SCH BD
GTY
-
School Bond Guaranty
SD CRED
PROG
-
School District Credit Program
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate
SONYMA - State of New York Mortgage Agency
ST AID
WITHHLDG
-
State Aid Withholding
ST APPROP - State Appropriation
UPMC - University of Pittsburgh Medical Center
USD - United States Dollar
UT - Unlimited Tax
WR - Withdrawn Rating

Goldman Sachs Municipal Funds
Schedule of Investments
June 30, 2024 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designees). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions
(“Lenders”). The Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. The Funds generally have no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in the Funds having a direct contractual relationship with the borrower, and the Funds may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts.
Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.
A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a
Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade.
A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.
The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:
Dynamic Municipal Income Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 2,023,578
Corporate Bond — 9,409,378 29,002,334
Municipal Bond — 9,587,062,057 998,400
Total
$ — $ 9,596,471,435 $ 32,024,312
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (1,961,901) $ — $ —
€ 1.00 € 1.00 € 1.00
High Yield Municipal Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Bank Loans $ — $ — $ 6,581,527
Corporate Bond — 26,449,950 54,841,356
Municipal Bond — 10,809,436,448 3,227,400
Total
$ — $ 10,835,886,398 $ 64,650,283
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which included the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Geographic and Sector Risk — If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
Derivative Type
Liabilities
Futures Contracts
(a)
$ (533,186) $ — $ —
€ 1.00 € 1.00 € 1.00
Municipal Income Completion Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Corporate Bond $ — $ 95,312 $ 1,290,065
Municipal Bond — 195,739,359 —
Total
$ — $ 195,834,671 $ 1,290,065
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (47,180) $ — $ —
€ 1.00 € 1.00 € 1.00
Short Duration Tax-Free Fund
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 4,745,453,708 $ —
Total
$ — $ 4,745,453,708 $ —
€ 1.00 € 1.00 € 1.00
(a)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund’s performance. In addition, changes to monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’
interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Funds
Schedule of Investments
(continued)
June 30, 2024 (Unaudited)
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income,
NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from Municipal Securities can significantly affect the demand for and supply, liquidity and marketability of Municipal Securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of Municipal Securities at desirable yield and price levels.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)